UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22487

                                                 DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

            New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

                         New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 250-4352

Date of fiscal year end:    May 31

Date of reporting period:  November 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

November 30, 2018

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

(On February 19, 2019, DBAP will be renamed Xtrackers International Real Estate ETF)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)

Xtrackers MSCI United Kingdom Hedged Equity ETF (DBUK)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our currency hedged for the period ended November 30, 2018.

The global economy reached its peak and is slowing down modestly to its long-term trend driven by international trade tensions and tighter monetary conditions. The U.S. economy remained solid on the back of robust corporate earnings, which were assisted by tax cuts, lowest unemployment rates and lagged effects of expansionary fiscal policy. The U.S. Federal Reserve Board (Fed) increased interest rates twice in June and September and recently indicated that rates are closer to the neutral level and further hikes would soon end. Growth in the Eurozone economy, on the other hand, slowed as exports declined and political tensions took center-stage. Emerging markets were affected by rising risk aversion among investors, geopolitical issues, sanction threats and trade tensions between China and the U.S.

The Eurozone economy growth slipped to its slowest in four years by anti-government protest in France, Brexit1 uncertainty and on-going weak demand in automobile sector. Industrial production numbers declined in the region, which could be attributed to the faltering of the export sector. Germany, the dominant export player in the region, saw its automobile industry slowing down as the industry adjusted to the new emission standards. Acknowledging the weakness in the economy, the European Central Bank (ECB) continued to maintain interest rates at the current level. However, it reaffirmed its intention to end its quantitative easing program by the end of 2018. The populist Italian government presented an expansionary budget much to the defiance of the European Commission’s suggestion of reigning in spending. Unrest prevailed in France, as labor unions protested against economic policies of French President Emmanuel Macron’s government. Trade tensions with the U.S. also played on the sentiment in the first half of the year; however, these were assuaged following a meeting between the U.S. and European Union (EU) presidents in July.

The U.K. economy grew stronger, supported by an increase in private consumption and public spending. Overall positive signs in the economy prompted the Bank of England (BOE) to increase rates by 0.25% in August. In November, the U.K. also managed to reach an agreement with the European Union (EU) on Brexit1 withdrawal terms; however, the political turmoil in the U.K. is casting a shadow over the deal getting ratified by its parliament. In Japan, the economy was hit by natural calamities in the form of an earthquake and typhoons, which disrupted its production and personal consumption. Amid the soft global demand and trade tensions, its exports also declined. On a positive note, Shinzo Abe was re-elected this year, and this is expected to keep the overall reform agenda on track.

As the Fed increased rates in the year, risk aversion among investors led to outflows from emerging markets, adding pressure to their currencies and stock markets. China’s economy decelerated amid rising trade tensions, as the U.S. imposed tariffs on about U.S. dollar 250 billion worth of Chinese goods. This prompted its authorities to announce a series of stimulus measures to reignite its economy and enact retaliatory tariffs on U.S. goods.

Despite trade tensions and political stress, the global economy is expected to continue to grow albeit at a slower pace in the near-term. The economic cycle has gained momentum on the back of low unemployment rates and strong corporate income. Monetary policies across the globe remain on track to suit their phase of respective economic cycles. In view of an appreciating U.S. dollar, our currency-hedged strategy plays a significant role in managing investments in international equities.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

This Page is Intentionally Left Blank

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Xtrackers MSCI All World ex US Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (10.2% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	1.3%
Royal Dutch Shell PLC (Netherlands)	1.3%
Tencent Holdings Ltd. (China)	1.2%
Alibaba Group Holding Ltd. (China)	1.1%
Samsung Electronics Co. Ltd. (South Korea)	1.0%
Novartis AG (Switzerland)	1.0%
Roche Holding AG (Switzerland)	0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	0.9%
HSBC Holdings PLC (United Kingdom)	0.8%
Toyota Motor Corp. (Japan)	0.7%

Country Diversification* as of 11/30/18

Japan	17.2%
United Kingdom	10.3%
France	7.5%
China	7.0%
Canada	7.0%
Switzerland	6.5%
Germany	6.1%
Australia	4.9%
South Korea	3.6%
Hong Kong	3.6%
Netherlands	3.3%
Taiwan	2.9%
Spain	2.1%
Brazil	2.0%
Other	16.0%

Total	100.0%

Sector Diversification* as of 11/30/18

Financials	22.4%
Industrials	11.9%
Consumer Discretionary	10.4%
Consumer Staples	9.7%
Health Care	8.9%
Information Technology	7.9%
Communication Services	7.7%
Materials	7.4%
Energy	7.3%
Real Estate	3.3%
Utilities	3.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

The Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track developed and emerging market performance in the Asia Pacific region (excluding Japan) while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 ( 24.6% of Net Assets)

Description	% of Net Assets
Tencent Holdings Ltd. (China)	4.4%
Alibaba Group Holding Ltd. (China)	3.9%
Samsung Electronics Co. Ltd. (South Korea)	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.4%
AIA Group Ltd. (Hong Kong)	1.9%
Commonwealth Bank of Australia (Australia)	1.7%
China Construction Bank Corp. (China)	1.6%
BHP Billiton Ltd. (Australia)	1.4%
Westpac Banking Corp. (Australia)	1.2%
CSL Ltd. (Australia)	1.2%

Country Diversification* as of 11/30/18

China	27.8%
Australia	18.5%
South Korea	14.4%
Hong Kong	14.2%
Taiwan	11.6%
Singapore	3.6%
Thailand	2.5%
Malaysia	2.5%
Indonesia	2.4%
Other	2.5%

Total	100.0%

Sector Diversification* as of 11/30/18

Financials	26.8%
Information Technology	13.4%
Communication Services	11.7%
Consumer Discretionary	11.5%
Industrials	6.9%
Real Estate	6.9%
Materials	6.7%
Consumer Staples	4.6%
Health Care	4.2%
Energy	4.2%
Utilities	3.1%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Xtrackers MSCI Emerging Markets Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into and index.

Ten Largest Equity Holdings as of 11/30/18 (23.8% of Net Assets)

Description	% of Net Assets
Tencent Holdings Ltd. (China)	4.5%
Alibaba Group Holding Ltd. (China)	4.1%
Samsung Electronics Co. Ltd. (South Korea)	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.6%
Naspers Ltd. (South Africa)	1.7%
China Construction Bank Corp. (China)	1.6%
China Mobile Ltd. (Hong Kong)	1.2%
Baidu, Inc. (China)	1.0%
Ping An Insurance Group Co. of China Ltd. (China)	1.0%
Industrial & Commercial Bank of China Ltd. (China)	1.0%

Country Diversification* as of 11/30/18

China	26.9%
South Korea	13.8%
Taiwan	11.2%
India	9.1%
Brazil	7.5%
South Africa	6.0%
Hong Kong	4.4%
Russia	3.8%
Mexico	2.6%
Thailand	2.4%
Malaysia	2.4%
Indonesia	2.2%
Other	7.7%

Total	100.0%

Sector Diversification* as of 11/30/18

Financials	24.6%
Information Technology	14.4%
Communication Services	13.9%
Consumer Discretionary	11.0%
Energy	8.1%
Materials	7.6%
Consumer Staples	6.5%
Industrials	5.4%
Health Care	3.0%
Real Estate	2.9%
Utilities	2.6%

Total	100.0%

* As a percent of total investments excluding exchange-traded fund, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 51.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

The Xtrackers MSCI Europe Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (19.0% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	3.0%
Royal Dutch Shell PLC (Netherlands)	2.9%
Novartis AG (Switzerland)	2.3%
Roche Holding AG (Switzerland)	2.1%
HSBC Holdings PLC (United Kingdom)	2.0%
TOTAL SA (France)	1.6%
BP PLC (United Kingdom)	1.5%
GlaxoSmithKline PLC (United Kingdom)	1.2%
Sanofi (France)	1.2%
SAP SE (Germany)	1.2%

Country Diversification* as of 11/30/18

United Kingdom	23.4%
France	17.2%
Switzerland	14.7%
Germany	14.1%
Netherlands	7.5%
Spain	4.8%
Sweden	3.9%
Italy	3.1%
Denmark	2.7%
Other	8.6%

Total	100.0%

Sector Diversification* as of 11/30/18

Financials	19.0%
Health Care	14.2%
Consumer Staples	14.0%
Industrials	12.8%
Consumer Discretionary	8.6%
Energy	8.2%
Materials	7.3%
Communication Services	5.3%
Information Technology	5.1%
Utilities	4.0%
Real Estate	1.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 69.

7

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Xtrackers MSCI Eurozone Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (18.7% of Net Assets)

Description	% of Net Assets
TOTAL SA (France)	2.8%
Sanofi (France)	2.1%
SAP SE (Germany)	2.1%
Allianz SE (Germany)	1.9%
Siemens AG (Germany)	1.9%
Unilever NV (United Kingdom)	1.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.7%
Banco Santander SA (Spain)	1.6%
ASML Holding NV (Netherlands)	1.4%
Bayer AG (Germany)	1.4%

Country Diversification* as of 11/30/18

France	31.8%
Germany	27.2%
Spain	9.7%
Netherlands	9.3%
Italy	7.0%
Belgium	3.7%
Finland	3.5%
United Kingdom	2.8%
Other	5.0%

Total	100.0%

Sector Diversification* as of 11/30/18

Financials	17.9%
Industrials	15.2%
Consumer Discretionary	11.5%
Consumer Staples	10.0%
Information Technology	8.8%
Health Care	8.6%
Materials	7.4%
Communication Services	6.2%
Utilities	5.6%
Energy	5.6%
Real Estate	3.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash quivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 77.

8

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

The Xtrackers MSCI Germany Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Germany’s equity markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (52.4% of Net Assets)

Description	% of Net Assets
SAP SE	8.4%
Allianz SE	7.5%
Siemens AG	7.3%
Bayer AG	5.6%
BASF SE	5.5%
Deutsche Telekom AG	4.8%
Daimler AG	4.2%
adidas AG	3.4%
Volkswagen AG	3.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.7%

Sector Diversification* as of 11/30/18

Consumer Discretionary	17.3%
Financials	15.6%
Industrials	13.9%
Information Technology	12.2%
Health Care	12.2%
Materials	10.1%
Communication Services	6.8%
Real Estate	4.1%
Utilities	3.9%
Consumer Staples	3.9%

Total	100.0%

* As a percent of total investments excluding exchange-traded fund and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 86.

9

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP)

The Xtrackers MSCI Japan Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Japanese equity markets while mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (17.9% of Net Assets)

Description	% of Net Assets
Toyota Motor Corp.	4.0%
SoftBank Group Corp.	2.0%
Sony Corp.	2.0%
Mitsubishi UFJ Financial Group, Inc.	1.9%
Keyence Corp.	1.6%
Sumitomo Mitsui Financial Group, Inc.	1.5%
Honda Motor Co. Ltd.	1.4%
KDDI Corp.	1.2%
Mizuho Financial Group, Inc.	1.2%
Mitsubishi Corp.	1.1%

Sector Diversification* as of 11/30/18

Industrials	21.1%
Consumer Discretionary	18.8%
Financials	12.1%
Information Technology	10.2%
Consumer Staples	8.8%
Health Care	8.3%
Communication Services	7.7%
Materials	5.8%
Real Estate	4.0%
Utilities	2.0%
Energy	1.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 89.

10

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI South Korea Hedged Equity ETF (DBKO)

The Xtrackers MSCI South Korea Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the South Korean equity market while mitigating exposure to fluctuations between the value of the U.S. dollar and the South Korean won. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (46.0% of Net Assets)

Description	% of Net Assets
Samsung Electronics Co. Ltd.	21.6%
SK Hynix, Inc.	5.3%
Celltrion, Inc.	2.6%
POSCO	2.6%
KB Financial Group, Inc.	2.5%
Hyundai Motor Co.	2.5%
LG Chem Ltd.	2.4%
NAVER Corp.	2.4%
Shinhan Financial Group Co. Ltd.	2.4%
LG Household & Health Care Ltd.	1.7%

Sector Diversification* as of 11/30/18

Information Technology	31.7%
Financials	13.9%
Consumer Discretionary	11.3%
Industrials	11.0%
Materials	7.9%
Communication Services	6.9%
Consumer Staples	6.7%
Health Care	6.4%
Energy	2.9%
Utilities	1.3%

Total	100.0%

* As a percent of total investments excluding exchange-traded fund and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 94.

11

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI United Kingdom Hedged Equity ETF (DBUK)

The Xtrackers MSCI United Kingdom Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the United Kingdom equity markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and British pound sterling. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (47.9% of Net Assets)

Description	% of Net Assets
Royal Dutch Shell PLC	11.0%
HSBC Holdings PLC	7.3%
BP PLC	5.8%
GlaxoSmithKline PLC	4.5%
AstraZeneca PLC	4.3%
Diageo PLC	3.9%
British American Tobacco PLC	3.5%
Unilever PLC	2.7%
Vodafone Group PLC	2.5%
Reckitt Benckiser Group PLC	2.4%

Sector Diversification* as of 11/30/18

Financials	20.0%
Energy	17.3%
Consumer Staples	16.4%
Health Care	12.3%
Materials	8.6%
Industrials	8.6%
Consumer Discretionary	5.9%
Communication Services	5.8%
Utilities	3.2%
Real Estate	1.2%
Information Technology	0.7%

Total	100.0%

* As a percent of total investments excluding exchange-traded fund and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 97.

12

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds, excluding Xtrackers MSCI United Kingdom Hedged Equity ETF, limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$952.90	0.41%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	0.41%	$2.08
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF
Actual	$1,000.00	$905.50	0.60%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$921.40	0.67%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	0.67%	$3.40
Xtrackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$957.20	0.47%	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	0.47%	$2.38
Xtrackers MSCI Eurozone Hedged Equity ETF
Actual	$1,000.00	$931.50	0.47%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	0.47%	$2.38
Xtrackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$909.40	0.47%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	0.47%	$2.38
Xtrackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$978.90	0.47%	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	0.47%	$2.38

13

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI South Korea Hedged Equity ETF
Actual	$1,000.00	$873.30	0.58%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
Xtrackers MSCI United Kingdom Hedged Equity ETF
Actual	$1,000.00	$936.40	0.46%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	0.46%	$2.33

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.7%
Australia — 4.6%
AGL Energy Ltd.	3,059	$42,056
Alumina Ltd.	13,283	21,650
Amcor Ltd.	5,467	53,664
AMP Ltd.	13,482	23,945
APA Group (a)	5,614	36,109
Aristocrat Leisure Ltd.	2,657	45,948
ASX Ltd.	985	43,405
Aurizon Holdings Ltd.	10,521	32,374
AusNet Services	8,438	9,528
Australia & New Zealand Banking Group Ltd.	14,296	280,031
Bank of Queensland Ltd.	2,269	16,468
Bendigo & Adelaide Bank Ltd.	1,999	15,604
BHP Billiton Ltd.	15,679	351,700
BHP Group PLC	10,507	201,041
BlueScope Steel Ltd.	2,816	23,114
Boral Ltd.	5,365	19,998
Brambles Ltd.	7,920	59,450
Caltex Australia Ltd.	1,464	29,458
Challenger Ltd.	2,799	19,476
CIMIC Group Ltd.	471	13,977
Coca-Cola Amatil Ltd.	2,911	18,383
Cochlear Ltd.	294	36,376
Coles Group Ltd.*	5,803	49,667
Commonwealth Bank of Australia	8,755	455,802
Computershare Ltd.	2,211	29,331
Crown Resorts Ltd.	1,980	16,932
CSL Ltd.	2,261	293,164
Dexus REIT	4,921	37,622
Domino’s Pizza Enterprises Ltd.	360	12,101
Flight Centre Travel Group Ltd.	318	11,354
Fortescue Metals Group Ltd.	7,996	23,377
Goodman Group REIT	9,091	68,107
GPT Group REIT	9,126	35,152
Harvey Norman Holdings Ltd. (b)	3,006	6,943
Incitec Pivot Ltd.	8,732	23,997
Insurance Australia Group Ltd.	11,871	63,165
LendLease Group (a)	2,817	26,066
Macquarie Group Ltd.	1,536	128,455
Medibank Pvt Ltd.	12,880	22,782
Mirvac Group REIT	18,789	30,075
National Australia Bank Ltd.	13,204	237,795
Newcrest Mining Ltd.	3,783	57,373
Oil Search Ltd.	7,051	37,673
Orica Ltd.	1,825	23,343
Origin Energy Ltd.*	8,945	42,365
QBE Insurance Group Ltd.	6,880	56,923
Ramsay Health Care Ltd.	907	35,944
REA Group Ltd.	262	14,567
Santos Ltd.	8,808	35,536
Scentre Group REIT	27,156	77,408
SEEK Ltd.	1,607	21,706
Sonic Healthcare Ltd.	2,011	33,512
South32 Ltd.	24,414	55,317
Stockland REIT	11,792	31,372
Suncorp Group Ltd.	5,840	56,856

	Number of Shares	Value
Australia (Continued)
Sydney Airport (a)	5,395	$26,814
Tabcorp Holdings Ltd.	10,168	31,882
Telstra Corp. Ltd.	20,137	43,124
TPG Telecom Ltd.	1,792	9,417
Transurban Group (a)	13,009	108,299
Treasury Wine Estates Ltd.	3,727	38,545
Vicinity Centres REIT	15,741	30,718
Washington H Soul Pattinson & Co. Ltd.	536	10,272
Wesfarmers Ltd.	5,803	133,986
Westpac Banking Corp.	16,769	318,299
Woodside Petroleum Ltd.	4,318	98,026
Woolworths Group Ltd.	6,092	128,770
WorleyParsons Ltd.	1,597	15,408

		4,539,097

Austria — 0.2%
ANDRITZ AG	399	19,207
Erste Group Bank AG*	1,470	57,997
OMV AG	734	37,077
Raiffeisen Bank International AG	737	21,727
Verbund AG	339	13,862
voestalpine AG	452	15,019

		164,889

Belgium — 0.6%
Ageas	797	38,474
Anheuser-Busch InBev SA/NV (b)	3,791	290,298
Colruyt SA	294	18,785
Groupe Bruxelles Lambert SA	403	36,271
KBC Group NV	1,283	92,088
Proximus SADP	757	20,945
Solvay SA	365	39,471
Telenet Group Holding NV	303	15,031
UCB SA	649	54,547
Umicore SA	925	40,129

		646,039

Brazil — 1.1%
Ambev SA	25,415	111,203
Atacadao Distribuicao Comercio e Industria Ltda	1,778	7,770
B3 SA — Brasil Bolsa Balcao	10,323	75,280
Banco Bradesco SA	4,920	42,737
Banco do Brasil SA	4,276	49,350
Banco Santander Brasil SA	2,572	28,414
BB Seguridade Participacoes SA	3,779	27,676
BR Malls Participacoes SA	4,010	13,491
BRF SA*	2,176	12,475
CCR SA	6,089	20,454
Centrais Eletricas Brasileiras SA*	360	2,274
Cia de Saneamento Basico do Estado de Sao Paulo	1,912	13,958
Cia Siderurgica Nacional SA*	3,037	6,966
Cielo SA	5,692	14,013
Cosan SA	623	5,552
Embraer SA	2,359	13,299
Equatorial Energia SA	1,054	19,799

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Brazil (Continued)
Fibria Celulose SA	1,175	$22,248
Hypera SA	1,912	15,871
IRB Brasil Resseguros S/A	485	9,388
JBS SA	3,509	10,680
Klabin SA	2,748	11,903
Kroton Educacional SA	6,880	18,681
Localiza Rent a Car SA	2,522	17,550
Lojas Renner SA	3,653	36,936
M Dias Branco SA	548	5,727
Magazine Luiza SA	338	14,390
Multiplan Empreendimentos Imobiliarios SA	1,356	8,139
Natura Cosmeticos SA	1,079	11,415
Petrobras Distribuidora SA	1,581	9,996
Petroleo Brasileiro SA	14,490	105,406
Porto Seguro SA	337	4,519
Raia Drogasil SA	1,302	20,919
Rumo SA*	7,203	32,485
Sul America SA	577	4,014
Suzano Papel e Celulose SA	1,869	19,763
TIM Participacoes SA	3,443	10,560
Ultrapar Participacoes SA	1,770	21,627
Vale SA	15,804	215,788
WEG SA	3,513	16,189

		1,108,905

Canada — 6.5%
Agnico Eagle Mines Ltd.	1,344	47,270
Alimentation Couche-Tard, Inc., Class B	2,133	111,944
AltaGas Ltd.	1,535	16,694
ARC Resources Ltd.	1,905	13,047
Atco Ltd., Class I	372	11,376
Aurora Cannabis, Inc.*	3,034	17,355
Australis Capital, Inc.*(c)	108	0
Bank of Montreal	3,236	241,437
Bank of Nova Scotia	6,129	333,516
Barrick Gold Corp.	6,038	76,938
BCE, Inc.	719	30,818
BlackBerry Ltd.*	3,296	28,975
Bombardier, Inc., Class B*	12,740	21,287
Brookfield Asset Management, Inc., Class A	4,193	183,796
CAE, Inc.	1,381	28,043
Cameco Corp.	1,678	19,916
Canadian Imperial Bank of Commerce	2,155	180,847
Canadian National Railway Co.	3,730	320,488
Canadian Natural Resources Ltd.	5,973	150,106
Canadian Pacific Railway Ltd.	738	156,087
Canadian Tire Corp. Ltd., Class A	355	39,637
Canadian Utilities Ltd., Class A	651	15,346
Canopy Growth Corp.*	970	32,962
CCL Industries, Inc., Class B	746	30,943
Cenovus Energy, Inc.	4,874	36,023
CGI Group, Inc., Class A*	1,253	80,160
CI Financial Corp.	1,326	20,080
Constellation Software, Inc.	97	66,529
Dollarama, Inc.	1,545	40,839

	Number of Shares	Value
Canada (Continued)
Emera, Inc.	255	$8,560
Empire Co. Ltd., Class A	629	11,916
Enbridge, Inc.	9,095	298,865
Encana Corp.	4,549	30,643
Fairfax Financial Holdings Ltd.	155	73,283
Finning International, Inc.	1,218	25,311
First Capital Realty, Inc.	1,332	19,790
First Quantum Minerals Ltd.	3,270	30,026
Fortis, Inc.	2,351	81,661
Franco-Nevada Corp.	927	64,188
George Weston Ltd.	369	26,681
Gildan Activewear, Inc.	1,299	42,676
Goldcorp, Inc.	4,333	40,178
Great-West Lifeco, Inc. (b)	1,480	33,941
H&R Real Estate Investment Trust REIT	696	11,022
Husky Energy, Inc.	1,696	21,062
Hydro One Ltd., 144A	1,363	20,168
IGM Financial, Inc.	544	13,954
Imperial Oil Ltd.	1,370	40,801
Industrial Alliance Insurance & Financial Services, Inc.	526	19,228
Intact Financial Corp.	692	55,401
Inter Pipeline Ltd.	1,757	28,246
Keyera Corp.	673	14,740
Kinross Gold Corp.*	6,826	18,495
Loblaw Cos. Ltd.	1,121	51,711
Lundin Mining Corp.	3,278	14,285
Magna International, Inc.	1,729	86,291
Manulife Financial Corp.	10,362	171,342
Methanex Corp.	473	26,209
Metro, Inc.	1,137	39,194
National Bank of Canada	1,753	79,955
Nutrien Ltd.	3,503	180,443
Onex Corp.	384	23,815
Open Text Corp.	1,225	41,978
Pembina Pipeline Corp.	2,326	78,429
Power Corp. of Canada	1,912	38,135
Power Financial Corp.	1,159	24,521
PrairieSky Royalty Ltd.	893	12,205
Restaurant Brands International, Inc.	1,182	68,973
RioCan Real Estate Investment Trust REIT	775	14,425
Rogers Communications, Inc., Class B	1,897	101,186
Royal Bank of Canada	7,369	540,314
Saputo, Inc.	1,057	32,848
Seven Generations Energy Ltd., Class A*	1,251	9,538
Shaw Communications, Inc., Class B	2,392	45,026
Shopify, Inc., Class A*	443	67,431
SmartCentres Real Estate Investment Trust REIT	321	7,593
SNC-Lavalin Group, Inc.	825	30,115
Stars Group, Inc.*	880	17,247
Sun Life Financial, Inc.	3,028	111,671
Suncor Energy, Inc.	8,080	260,525
Teck Resources Ltd., Class B	3,277	66,371
TELUS Corp.	978	35,104
Thomson Reuters Corp.	834	42,138

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Toronto-Dominion Bank	9,085	$502,986
Tourmaline Oil Corp.	1,001	13,862
TransCanada Corp.	4,650	190,564
Turquoise Hill Resources Ltd.*	3,160	5,660
Vermilion Energy, Inc.	488	12,143
West Fraser Timber Co. Ltd.	230	12,005
Wheaton Precious Metals Corp.	2,326	36,519
WSP Global, Inc.	473	23,290

		6,499,342

Chile — 0.2%
Aguas Andinas SA, Class A	7,075	4,082
Antofagasta PLC	2,062	21,030
Banco de Chile	123,784	17,907
Banco de Credito e Inversiones SA	185	12,085
Banco Santander Chile	321,241	24,915
Cencosud SA	8,671	16,094
Cia Cervecerias Unidas SA	686	8,973
Colbun SA	31,460	6,577
Empresas CMPC SA	4,573	15,814
Empresas COPEC SA	2,212	29,870
Enel Americas SA	142,024	24,650
Enel Chile SA	127,276	12,358
Itau CorpBanca	1,303,206	12,465
Latam Airlines Group SA	1,508	15,476
SACI Falabella	3,069	22,808

		245,104

China — 6.6%
3SBio, Inc., 144A	4,952	7,291
58.com, Inc., ADR*	530	31,583
AAC Technologies Holdings, Inc.	3,722	26,378
Agile Group Holdings Ltd.	8,181	11,105
Agricultural Bank of China Ltd., Class H	135,235	61,188
Air China Ltd., Class H	11,181	10,818
Alibaba Group Holding Ltd., ADR*	6,448	1,037,225
Aluminum Corp. of China Ltd., Class H*	21,026	7,525
Anhui Conch Cement Co. Ltd., Class H	6,001	31,332
ANTA Sports Products Ltd.	5,280	23,991
Autohome, Inc., ADR	318	26,184
AviChina Industry & Technology Co. Ltd., Class H	13,505	9,476
Baidu, Inc., ADR*	1,359	255,872
Bank of China Ltd., Class H	385,000	168,290
Bank of Communications Co. Ltd., Class H	53,538	40,715
Baozun, Inc., ADR*(b)	394	13,896
BeiGene Ltd., ADR*	162	24,836
Beijing Capital International Airport Co. Ltd., Class H	7,323	8,143
BYD Co. Ltd., Class H	3,190	23,913
BYD Electronic International Co. Ltd.	3,267	4,585
CGN Power Co. Ltd., Class H, 144A	52,946	13,128
China Cinda Asset Management Co. Ltd., Class H	61,615	16,538
China CITIC Bank Corp. Ltd., Class H	47,897	30,364
China Communications Construction Co. Ltd., Class H	25,000	24,284

	Number of Shares	Value
China (Continued)
China Communications Services Corp. Ltd., Class H	16,037	$13,385
China Conch Venture Holdings Ltd.	7,988	24,758
China Construction Bank Corp., Class H	467,494	398,541
China Everbright Bank Co. Ltd., Class H	15,203	6,743
China Evergrande Group (b)	16,272	51,266
China Galaxy Securities Co. Ltd., Class H	11,560	6,206
China Huarong Asset Management Co. Ltd., Class H, 144A	49,784	10,244
China International Capital Corp. Ltd., Class H, 144A	5,200	9,890
China Life Insurance Co. Ltd., Class H	37,023	79,497
China Literature Ltd., 144A*	2,304	12,074
China Longyuan Power Group Corp. Ltd., Class H	22,661	17,813
China Medical System Holdings Ltd.	6,933	7,559
China Merchants Bank Co. Ltd., Class H	19,341	79,969
China Minsheng Banking Corp. Ltd., Class H	34,294	25,335
China Molybdenum Co. Ltd., Class H	17,181	7,005
China National Building Material Co. Ltd., Class H	19,817	15,425
China Oilfield Services Ltd., Class H	12,391	11,561
China Pacific Insurance Group Co. Ltd., Class H	13,006	46,046
China Petroleum & Chemical Corp., Class H	126,103	107,181
China Railway Construction Corp. Ltd., Class H	11,028	14,123
China Railway Group Ltd., Class H	20,826	19,138
China Resources Pharmaceutical Group Ltd., 144A	8,994	13,220
China Shenhua Energy Co. Ltd., Class H	18,251	40,542
China Southern Airlines Co. Ltd., Class H	8,569	5,837
China Telecom Corp. Ltd., Class H	73,003	39,282
China Tower Corp. Ltd., Class H, 144A*	151,904	22,522
China Vanke Co. Ltd., Class H	5,537	19,037
Chongqing Rural Commercial Bank Co. Ltd., Class H	17,035	9,950
CIFI Holdings Group Co. Ltd.	18,695	9,367
CITIC Securities Co. Ltd., Class H	16,549	30,881
CNOOC Ltd.	87,255	148,325
Country Garden Holdings Co. Ltd.	45,249	55,636
Country Garden Services Holdings Co. Ltd.*	4,944	8,189
CRRC Corp. Ltd., Class H	24,686	23,033
CSPC Pharmaceutical Group Ltd.	24,616	49,836
Ctrip.com International Ltd., ADR*(b)	2,063	59,518
Dali Foods Group Co. Ltd., 144A	17,745	13,086
Dongfeng Motor Group Co. Ltd., Class H	14,273	13,773
ENN Energy Holdings Ltd.	4,360	39,147
Fosun International Ltd.	15,543	24,713
Future Land Development Holdings Ltd. (b)	9,208	6,214
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,360	7,284
GDS Holdings Ltd., ADR*(b)	339	9,997

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
China (Continued)
Geely Automobile Holdings Ltd.	23,328	$45,976
GF Securities Co. Ltd., Class H	4,546	6,740
GOME Retail Holdings Ltd.*	112,590	10,073
Great Wall Motor Co. Ltd., Class H	14,183	9,064
Greentown Service Group Co. Ltd.	4,944	4,253
Guangzhou Automobile Group Co. Ltd., Class H	14,522	15,108
Guotai Junan Securities Co. Ltd., Class H, 144A	7,432	15,445
Haitian International Holdings Ltd.	5,058	10,874
Haitong Securities Co. Ltd., Class H	16,006	16,612
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	400	1,565
Hengan International Group Co. Ltd.	3,568	29,163
Hua Hong Semiconductor Ltd., 144A	2,348	4,976
Huaneng Power International, Inc., Class H	30,018	18,723
Huaneng Renewables Corp. Ltd., Class H	19,223	6,044
Huatai Securities Co. Ltd., Class H, 144A	7,255	11,999
Huazhu Group Ltd., ADR (b)	652	20,564
Industrial & Commercial Bank of China Ltd., Class H	345,834	245,761
JD.com, Inc., ADR*(b)	3,564	75,664
Jiangsu Expressway Co. Ltd., Class H	10,000	13,446
Jiangxi Copper Co. Ltd., Class H	5,786	6,988
Kingdee International Software Group Co. Ltd.	11,000	10,966
Kingsoft Corp. Ltd.	4,910	8,208
Kweichow Moutai Co. Ltd., Class A	100	8,137
KWG Group Holdings Ltd.*	14,033	12,483
Legend Holdings Corp., Class H, 144A	3,632	10,700
Lenovo Group Ltd.	32,479	23,454
Longfor Group Holdings Ltd.	6,737	18,943
Luye Pharma Group Ltd., 144A	11,972	9,548
Meitu, Inc., 144A*	6,134	2,548
Midea Group Co. Ltd., Class A	500	2,786
Minth Group Ltd.	3,804	12,763
Momo, Inc., ADR*	720	22,572
NetEase, Inc., ADR	394	89,466
New China Life Insurance Co. Ltd., Class H	3,706	16,223
New Oriental Education & Technology Group, Inc., ADR*	773	44,185
Noah Holdings Ltd., ADR*	131	6,377
People’s Insurance Co. Group of China Ltd., Class H	58,178	25,059
PetroChina Co. Ltd., Class H	98,177	68,890
PICC Property & Casualty Co. Ltd., Class H	38,825	39,847
Ping An Insurance Group Co. of China Ltd., Class A	1,800	16,458
Ping An Insurance Group Co. of China Ltd., Class H	25,974	251,308
Semiconductor Manufacturing International Corp.*	13,079	12,019
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,349	8,783

	Number of Shares	Value
China (Continued)
Shanghai Electric Group Co. Ltd., Class H	14,967	$5,088
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,399	11,730
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,476	4,689
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,242	12,931
Shenzhou International Group Holdings Ltd.	3,800	46,140
Sihuan Pharmaceutical Holdings Group Ltd.	19,021	4,230
SINA Corp.*	390	25,260
Sino-Ocean Group Holding Ltd.	13,367	5,980
Sinopec Engineering Group Co. Ltd., Class H	15,681	14,531
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,674	7,566
Sinopharm Group Co. Ltd., Class H	6,216	30,627
SOHO China Ltd.*	10,400	3,881
Sunac China Holdings Ltd. (b)	12,194	40,522
Sunny Optical Technology Group Co. Ltd.	4,101	39,679
TAL Education Group, ADR*	1,700	47,719
Tencent Holdings Ltd.	28,413	1,133,034
Tingyi Cayman Islands Holding Corp.	11,635	15,079
TravelSky Technology Ltd., Class H	4,895	13,170
Tsingtao Brewery Co. Ltd., Class H	1,058	4,307
Uni-President China Holdings Ltd.	11,552	10,527
Vipshop Holdings Ltd., ADR*	2,152	12,417
Want Want China Holdings Ltd.	30,583	22,554
Weibo Corp., ADR*	319	20,314
Weichai Power Co. Ltd., Class H	13,453	14,443
Wuxi Biologics Cayman, Inc., 144A*	2,892	24,248
Yangzijiang Shipbuilding Holdings Ltd.	11,100	10,033
Yanzhou Coal Mining Co. Ltd., Class H	11,436	10,261
Yum China Holdings, Inc.	1,867	66,895
YY, Inc., ADR*	243	16,541
Zhejiang Expressway Co. Ltd., Class H	6,550	5,500
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,316	17,801
Zijin Mining Group Co. Ltd., Class H	53,226	20,069
ZTE Corp., Class H*	3,231	6,351

		6,536,686

Colombia — 0.1%
Bancolombia SA	1,072	10,667
Ecopetrol SA	24,546	23,567
Grupo Argos SA	1,386	6,934
Grupo de Inversiones Suramericana SA	1,177	11,756
Interconexion Electrica SA ESP	1,800	7,202

		60,126

Czech Republic — 0.0%
CEZ AS	1,078	25,690
Komercni banka AS	369	14,500

		40,190

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Denmark — 1.1%
A.P. Moller — Maersk A/S, Class A	16	$21,163
A.P. Moller — Maersk A/S, Class B	33	46,954
Carlsberg A/S, Class B	541	59,906
Chr Hansen Holding A/S	537	48,483
Coloplast A/S, Class B	606	57,783
Danske Bank A/S	3,570	71,157
DSV A/S	926	70,850
Genmab A/S*	277	42,144
H Lundbeck A/S	337	13,838
ISS A/S	788	25,544
Novo Nordisk A/S, Class B	9,039	419,561
Novozymes A/S, Class B	1,096	51,056
Orsted A/S, 144A	901	58,618
Pandora A/S	491	26,522
Tryg A/S	542	13,483
Vestas Wind Systems A/S	997	74,407
William Demant Holding A/S*	549	16,031

		1,117,500

Egypt — 0.0%
Commercial International Bank Egypt SAE	5,224	21,762
Eastern Tobacco	4,500	4,641
ElSewedy Electric Co.	4,257	3,810

		30,213

Finland — 0.8%
Elisa OYJ	709	28,430
Fortum OYJ	2,238	46,645
Kone OYJ, Class B	1,514	75,005
Metso OYJ	544	15,501
Neste OYJ	598	46,726
Nokia OYJ	27,712	152,347
Nokian Renkaat OYJ	610	19,523
Nordea Bank Abp	15,111	134,102
Orion OYJ, Class B	578	19,290
Sampo OYJ, Class A	2,146	95,795
Stora Enso OYJ, Class R	2,589	32,989
UPM-Kymmene OYJ	2,456	65,424
Wartsila OYJ Abp	2,206	35,913

		767,690

France — 7.1%
Accor SA	927	41,139
Aeroports de Paris	135	26,242
Air Liquide SA	2,094	253,065
Airbus SE	2,896	310,219
Alstom SA	772	33,876
Amundi SA, 144A	283	16,212
Arkema SA	349	33,110
Atos SE	456	38,718
AXA SA	9,645	234,926
BioMerieux	190	13,401
BNP Paribas SA	5,760	289,366
Bollore SA	3,345	14,655
Bouygues SA	1,271	48,865
Bureau Veritas SA	1,225	27,071
Capgemini SE	785	91,581

	Number of Shares	Value
France (Continued)
Carrefour SA	2,772	$49,897
Casino Guichard Perrachon SA (b)	242	10,934
Cie de Saint-Gobain	2,462	91,240
Cie Generale des Etablissements Michelin	868	90,818
CNP Assurances	565	12,934
Covivio REIT	150	14,613
Credit Agricole SA	5,519	68,529
Danone SA	3,156	236,027
Dassault Aviation SA	13	19,868
Dassault Systemes SE	675	81,002
Edenred	1,050	40,036
Eiffage SA	370	35,194
Electricite de France SA (b)	2,759	45,322
Engie SA	8,450	118,813
EssilorLuxottica SA	1,337	169,753
Eurazeo SE	263	19,696
Eutelsat Communications SA (b)	910	19,394
Faurecia SA	378	14,730
Gecina SA REIT	257	35,932
Getlink SE	2,516	32,685
Hermes International	150	81,121
ICADE REIT	164	12,997
Iliad SA	123	16,592
Imerys SA	221	11,859
Ingenico Group SA	299	21,583
Ipsen SA	188	24,199
JCDecaux SA	455	15,453
Kering	375	163,023
Klepierre SA REIT	1,021	33,428
Legrand SA	1,302	79,743
L’Oreal SA	1,254	295,147
LVMH Moet Hennessy Louis Vuitton SE (b)	1,381	394,846
Natixis SA	4,642	25,646
Orange SA (b)	10,483	179,917
Pernod Ricard SA (b)	1,034	165,288
Peugeot SA	3,266	71,731
Publicis Groupe SA	1,000	59,277
Remy Cointreau SA	100	11,581
Renault SA	1,052	73,900
Rexel SA	1,532	18,376
Safran SA	1,660	207,380
Sanofi	5,604	506,340
Sartorius Stedim Biotech	138	13,967
Schneider Electric SE	2,736	199,103
SCOR SE	753	36,179
SEB SA	145	20,782
Societe BIC SA	140	15,017
Societe Generale SA	3,818	140,304
Sodexo SA	405	41,926
Suez	1,756	26,092
Teleperformance	268	44,358
Thales SA	516	63,265
TOTAL SA	11,929	663,968
Ubisoft Entertainment SA*	482	39,256
Unibail-Rodamco-Westfield REIT	491	84,402

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
France (Continued)
Unibail-Rodamco-Westfield CDI*	2,852	$24,743
Valeo SA	1,117	31,867
Veolia Environnement SA	2,366	50,290
Vinci SA	2,524	220,308
Vivendi SA	5,029	125,254
Wendel SA	134	16,278

		7,006,649

Germany — 5.4%
1&1 Drillisch AG (b)	242	12,164
adidas AG	943	207,964
Allianz SE	2,139	451,623
Axel Springer SE	222	14,150
BASF SE	4,569	332,959
Bayer AG	4,661	340,772
Bayerische Motoren Werke AG	1,560	127,529
Beiersdorf AG	481	51,481
Brenntag AG	759	35,084
Commerzbank AG*	5,335	45,939
Continental AG	547	81,897
Covestro AG, 144A	866	49,863
Daimler AG	4,524	254,520
Delivery Hero SE, 144A*	408	14,845
Deutsche Bank AG (d)	9,768	89,163
Deutsche Boerse AG	898	114,676
Deutsche Lufthansa AG	1,073	26,117
Deutsche Post AG	5,108	162,612
Deutsche Telekom AG	16,860	295,567
Deutsche Wohnen SE	1,956	93,758
E.ON SE	10,317	105,178
Evonik Industries AG	603	16,213
Fraport AG Frankfurt Airport Services Worldwide	227	16,689
Fresenius Medical Care AG & Co. KGaA	1,072	87,235
Fresenius SE & Co. KGaA	2,030	115,184
GEA Group AG	859	23,184
Hannover Rueck SE	283	39,311
HeidelbergCement AG	668	44,392
Henkel AG & Co. KGaA	443	45,739
HOCHTIEF AG	94	13,366
HUGO BOSS AG	316	21,822
Infineon Technologies AG	5,545	116,103
Innogy SE*	660	27,683
KION Group AG	341	19,233
LANXESS AG	463	25,380
Merck KGaA	637	70,211
METRO AG	910	13,965
MTU Aero Engines AG	246	51,132
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	760	165,111
OSRAM Licht AG	674	30,880
ProSiebenSat.1 Media SE	1,159	23,533
Puma SE	30	15,046
RWE AG	2,532	54,650
SAP SE	4,889	503,230
Siemens AG	3,730	432,410
Siemens Healthineers AG, 144A*	656	28,396

	Number of Shares	Value
Germany (Continued)
Symrise AG	601	$48,512
Telefonica Deutschland Holding AG	3,198	12,950
thyssenkrupp AG	2,089	39,010
TUI AG	2,138	30,431
Uniper SE	949	24,356
United Internet AG	599	26,956
Volkswagen AG	159	26,263
Vonovia SE	2,550	123,471
Wirecard AG	553	83,547
Zalando SE, 144A*	517	16,037

		5,339,492

Greece — 0.1%
Alpha Bank AE*	4,637	6,562
FF Group*(c)	197	1,070
Hellenic Telecommunications Organization SA	1,344	15,885
JUMBO SA	660	10,042
Motor Oil Hellas Corinth Refineries SA	243	5,571
OPAP SA	774	7,273
Titan Cement Co. SA	230	5,156

		51,559

Hong Kong — 3.4%
AIA Group Ltd.	59,501	485,575
Alibaba Health Information Technology Ltd.*	15,358	13,741
Alibaba Pictures Group Ltd.*(b)	103,795	16,185
ASM Pacific Technology Ltd.	1,203	12,301
Bank of East Asia Ltd.	5,935	19,988
Beijing Enterprises Holdings Ltd.	3,312	19,430
Beijing Enterprises Water Group Ltd.*	33,345	19,306
BOC Hong Kong Holdings Ltd.	18,501	72,122
Brilliance China Automotive Holdings Ltd.	13,761	12,171
China Ding Yi Feng Holdings Ltd.*	8,000	23,313
China Everbright International Ltd.	19,188	16,775
China Gas Holdings Ltd.	9,356	32,107
China Jinmao Holdings Group Ltd.	19,680	9,433
China Mengniu Dairy Co. Ltd.*	14,132	43,711
China Merchants Port Holdings Co. Ltd.	6,669	12,121
China Mobile Ltd.	30,354	301,251
China Overseas Land & Investment Ltd.	18,162	63,372
China Resources Beer Holdings Co. Ltd.	8,473	28,698
China Resources Cement Holdings Ltd.	12,000	11,718
China Resources Gas Group Ltd.	5,022	20,251
China Resources Land Ltd.	14,248	52,811
China Resources Power Holdings Co. Ltd.	8,730	16,536
China State Construction International Holdings Ltd.	14,128	12,315
China Taiping Insurance Holdings Co. Ltd.	7,951	26,320
China Unicom Hong Kong Ltd.	27,802	32,230
CITIC Ltd.	35,013	56,207
CK Asset Holdings Ltd.	12,107	87,197
CK Hutchison Holdings Ltd.	13,415	140,254

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
CK Infrastructure Holdings Ltd.	3,511	$26,700
CLP Holdings Ltd.	8,039	88,620
COSCO SHIPPING Ports Ltd.	8,796	8,926
Dairy Farm International Holdings Ltd.	1,900	16,720
Far East Horizon Ltd.	19,635	19,550
Fullshare Holdings Ltd.*(b)	33,285	12,592
Galaxy Entertainment Group Ltd.	11,688	71,780
Guangdong Investment Ltd.	13,630	26,305
Haier Electronics Group Co. Ltd.*	5,505	12,820
Hang Lung Group Ltd.	4,465	12,384
Hang Lung Properties Ltd.	9,899	20,041
Hang Seng Bank Ltd.	3,493	80,628
Henderson Land Development Co. Ltd.	6,646	34,147
HK Electric Investments & HK Electric Investments Ltd. (a)	13,000	12,462
HKT Trust & HKT Ltd. (a)	19,071	27,593
Hong Kong & China Gas Co. Ltd.	44,604	89,961
Hong Kong Exchanges & Clearing Ltd.	5,907	172,137
Hongkong Land Holdings Ltd.	4,900	31,899
Hysan Development Co. Ltd.	2,852	13,633
Jardine Matheson Holdings Ltd.	1,221	80,623
Jardine Strategic Holdings Ltd.	946	36,421
Kerry Properties Ltd.	4,128	14,166
Kingboard Holdings Ltd.	5,865	16,754
Kunlun Energy Co. Ltd.	16,677	20,185
Lee & Man Paper Manufacturing Ltd.	16,531	14,980
Link REIT	10,878	103,580
Melco Resorts & Entertainment Ltd., ADR	1,202	21,720
MTR Corp. Ltd.	7,214	37,435
New World Development Co. Ltd.	29,413	39,548
Nine Dragons Paper Holdings Ltd.	8,221	8,332
NWS Holdings Ltd.	10,914	22,961
PCCW Ltd.	34,116	20,014
Power Assets Holdings Ltd.	6,737	45,637
Shanghai Industrial Holdings Ltd.	2,609	5,689
Shimao Property Holdings Ltd.	6,793	16,791
Sino Biopharmaceutical Ltd.	35,408	32,313
Sino Land Co. Ltd.	15,917	27,383
SJM Holdings Ltd.	13,077	11,783
Sun Art Retail Group Ltd.	12,166	13,590
Sun Hung Kai Properties Ltd.	7,537	107,410
Swire Pacific Ltd., Class A	2,860	31,619
Swire Properties Ltd.	6,410	22,325
Techtronic Industries Co. Ltd.	7,346	39,528
WH Group Ltd., 144A	41,477	30,270
Wharf Holdings Ltd.	6,472	17,330
Wharf Real Estate Investment Co. Ltd.	6,017	36,184
Wheelock & Co. Ltd.	3,831	21,985
Yue Yuen Industrial Holdings Ltd.	3,454	10,043

		3,342,936

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	1,529	16,921
OTP Bank Nyrt	1,204	48,178
Richter Gedeon Nyrt	700	13,773

		78,872

	Number of Shares	Value
India — 0.0%
Dr. Reddy’s Laboratories Ltd., ADR (b)	556	$21,373
Infosys Ltd., ADR (b)	1,736	17,117

		38,490

Indonesia — 0.5%
PT Adaro Energy Tbk	48,552	4,362
PT Astra International Tbk	94,150	56,283
PT Bank Central Asia Tbk	47,991	87,409
PT Bank Danamon Indonesia Tbk	20,625	10,707
PT Bank Mandiri Persero Tbk	92,909	48,070
PT Bank Negara Indonesia Persero Tbk	34,206	20,329
PT Bank Rakyat Indonesia Persero Tbk	279,250	70,679
PT Bank Tabungan Negara Persero Tbk	20,128	3,758
PT Bumi Serpong Damai Tbk*	53,911	5,089
PT Charoen Pokphand Indonesia Tbk	38,041	15,826
PT Gudang Garam Tbk	3,971	22,767
PT Hanjaya Mandala Sampoerna Tbk	35,362	9,099
PT Indah Kiat Pulp & Paper Corp. Tbk	12,381	9,089
PT Indocement Tunggal Prakarsa Tbk	9,508	12,697
PT Indofood Sukses Makmur Tbk	16,879	7,789
PT Jasa Marga Persero Tbk	21,202	6,122
PT Kalbe Farma Tbk	104,914	11,186
PT Pakuwon Jati Tbk	106,522	4,394
PT Perusahaan Gas Negara Persero Tbk	43,074	5,888
PT Semen Indonesia Persero Tbk	19,007	15,980
PT Surya Citra Media Tbk	29,093	3,895
PT Telekomunikasi Indonesia Persero Tbk	242,597	62,420
PT Tower Bersama Infrastructure Tbk	20,919	5,865
PT Unilever Indonesia Tbk	6,089	17,987
PT United Tractors Tbk	9,255	17,795

		535,485

Ireland — 0.4%
AerCap Holdings NV*	641	33,890
AIB Group PLC	3,443	15,108
Bank of Ireland Group PLC	5,899	37,332
CRH PLC	3,877	107,184
DCC PLC	421	31,678
James Hardie Industries PLC CDI	2,290	26,780
Kerry Group PLC, Class A	789	81,507
Kingspan Group PLC	762	32,798
Paddy Power Betfair PLC	392	35,192
Ryanair Holdings PLC, ADR*	170	13,996
Smurfit Kappa Group PLC	1,013	27,340

		442,805

Isle of Man — 0.0%
GVC Holdings PLC	3,086	29,060

Israel — 0.4%
Azrieli Group Ltd.	201	10,092
Bank Hapoalim BM	5,308	36,400
Bank Leumi Le-Israel BM	7,496	49,227
Bezeq The Israeli Telecommunication Corp. Ltd.	6,323	7,278
Check Point Software Technologies Ltd.*	577	64,514
Elbit Systems Ltd.	113	13,826

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Israel (Continued)
Israel Chemicals Ltd.	3,156	$18,451
Mizrahi Tefahot Bank Ltd.	1,002	18,202
Nice Ltd.*	345	39,709
Teva Pharmaceutical Industries Ltd., ADR*	4,410	94,991
Wix.com Ltd.*	216	20,343

		373,033

Italy — 1.3%
Assicurazioni Generali SpA	5,666	95,512
Atlantia SpA	2,366	48,509
Davide Campari-Milano SpA	2,754	23,009
Enel SpA	40,462	219,417
Eni SpA	12,656	204,116
Ferrari NV	591	64,592
Intesa Sanpaolo SpA	77,572	179,855
Leonardo SpA	2,057	20,274
Mediobanca SpA	3,417	30,197
Moncler SpA	805	26,228
Pirelli & C SpA, 144A*	1,810	12,721
Poste Italiane SpA, 144A	2,478	18,807
Prysmian SpA	1,214	22,224
Recordati SpA	512	16,467
Snam SpA	10,654	46,690
Telecom Italia SpA*	52,482	34,152
Telecom Italia SpA-RSP	32,597	18,345
Terna Rete Elettrica Nazionale SpA (b)	8,396	46,936
UniCredit SpA	9,985	128,708

		1,256,759

Japan — 16.1%
ABC-Mart, Inc.	200	11,241
Acom Co. Ltd.	1,700	6,245
Aeon Co. Ltd.	3,000	71,911
AEON Financial Service Co. Ltd.	400	7,752
Aeon Mall Co. Ltd.	500	8,990
AGC, Inc.	800	27,168
Air Water, Inc.	1,000	16,183
Aisin Seiki Co. Ltd.	800	31,643
Ajinomoto Co., Inc.	2,100	36,306
Alfresa Holdings Corp.	1,100	29,265
Alps Electric Co. Ltd.	1,200	27,813
Amada Holdings Co. Ltd.	1,100	11,938
ANA Holdings, Inc.	600	21,412
Aozora Bank Ltd.	400	13,144
Asahi Group Holdings Ltd.	1,900	79,572
Asahi Intecc Co. Ltd.	500	23,433
Asahi Kasei Corp.	6,100	66,796
Asics Corp.	600	8,647
Astellas Pharma, Inc.	9,400	144,459
Bandai Namco Holdings, Inc.	1,100	46,223
Bank of Kyoto Ltd.	200	9,620
Benesse Holdings, Inc.	200	5,938
Bridgestone Corp.	3,000	121,570
Brother Industries Ltd.	919	15,358
Calbee, Inc. (b)	300	9,937
Canon, Inc.	4,900	138,995

	Number of Shares	Value
Japan (Continued)
Casio Computer Co. Ltd.	700	$9,762
Central Japan Railway Co.	700	143,836
Chiba Bank Ltd.	4,000	26,252
Chubu Electric Power Co., Inc.	2,600	38,983
Chugai Pharmaceutical Co. Ltd.	1,000	68,449
Chugoku Electric Power Co., Inc.	1,200	15,159
Coca-Cola Bottlers Japan Holdings, Inc.	600	17,178
Concordia Financial Group Ltd.	6,500	30,520
Credit Saison Co. Ltd.	500	6,418
CyberAgent, Inc.	600	27,168
Dai Nippon Printing Co. Ltd.	1,000	23,133
Daicel Corp.	1,000	11,188
Daifuku Co. Ltd.	600	30,710
Dai-ichi Life Holdings, Inc.	5,200	90,610
Daiichi Sankyo Co. Ltd.	2,804	102,931
Daikin Industries Ltd.	1,200	133,304
Daito Trust Construction Co. Ltd.	400	52,257
Daiwa House Industry Co. Ltd.	2,771	87,269
Daiwa House REIT Investment Corp. REIT	6	13,600
Daiwa Securities Group, Inc.	8,000	44,153
DeNA Co. Ltd.	300	5,566
Denso Corp.	2,100	97,068
Dentsu, Inc.	900	40,118
Disco Corp.	100	14,580
Don Quijote Holdings Co. Ltd.	500	30,348
East Japan Railway Co.	1,500	136,370
Eisai Co. Ltd.	1,400	128,450
Electric Power Development Co. Ltd.	400	10,296
FamilyMart UNY Holdings Co. Ltd.	300	42,576
FANUC Corp.	1,100	187,896
Fast Retailing Co. Ltd.	300	156,032
Fuji Electric Co. Ltd.	400	12,562
FUJIFILM Holdings Corp.	1,700	67,542
Fujitsu Ltd.	1,000	61,551
Fukuoka Financial Group, Inc.	400	9,123
Hakuhodo DY Holdings, Inc.	1,200	18,373
Hamamatsu Photonics KK	900	31,317
Hankyu Hanshin Holdings, Inc.	1,100	37,308
Hikari Tsushin, Inc.	100	15,954
Hino Motors Ltd.	1,000	10,219
Hirose Electric Co. Ltd.	105	11,072
Hisamitsu Pharmaceutical Co., Inc.	300	19,160
Hitachi Chemical Co. Ltd.	400	6,329
Hitachi Construction Machinery Co. Ltd.	500	13,809
Hitachi High-Technologies Corp.	200	7,127
Hitachi Ltd.	4,641	134,428
Hitachi Metals Ltd.	700	7,881
Honda Motor Co. Ltd.	8,400	236,945
Hoshizaki Corp.	200	15,522
Hoya Corp.	2,000	121,570
Hulic Co. Ltd.	1,300	11,887
Idemitsu Kosan Co. Ltd.	704	25,614
IHI Corp.	600	18,262
Iida Group Holdings Co. Ltd.	500	8,823
Inpex Corp.	5,500	58,384
Isetan Mitsukoshi Holdings Ltd.	1,400	16,193

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Isuzu Motors Ltd.	2,900	$41,284
ITOCHU Corp.	7,300	129,646
J. Front Retailing Co. Ltd.	1,000	13,655
Japan Airlines Co. Ltd.	600	21,639
Japan Airport Terminal Co. Ltd.	200	7,770
Japan Exchange Group, Inc.	2,500	45,038
Japan Post Bank Co. Ltd.	2,000	23,363
Japan Post Holdings Co. Ltd.	7,299	88,862
Japan Prime Realty Investment Corp. REIT	3	11,721
Japan Real Estate Investment Corp. REIT	7	38,664
Japan Retail Fund Investment Corp. REIT	13	24,932
Japan Tobacco, Inc.	5,200	129,341
JFE Holdings, Inc.	1,900	33,501
JGC Corp.	1,000	14,606
JSR Corp.	600	9,604
JTEKT Corp.	1,300	16,537
JXTG Holdings, Inc.	15,450	93,409
Kajima Corp.	1,600	22,143
Kakaku.com, Inc.	400	8,048
Kamigumi Co. Ltd.	500	11,228
Kaneka Corp.	200	7,488
Kansai Electric Power Co., Inc.	3,500	52,539
Kansai Paint Co. Ltd.	800	14,990
Kao Corp.	2,500	184,073
Kawasaki Heavy Industries Ltd.	600	13,970
KDDI Corp.	9,000	211,214
Keihan Holdings Co. Ltd.	600	25,054
Keikyu Corp.	500	7,977
Keio Corp.	400	22,129
Keisei Electric Railway Co. Ltd.	500	16,209
Keyence Corp.	500	271,330
Kikkoman Corp.	700	40,823
Kintetsu Group Holdings Co. Ltd.	1,000	41,668
Kirin Holdings Co. Ltd.	3,900	91,561
Kobayashi Pharmaceutical Co. Ltd.	300	20,878
Kobe Steel Ltd.	2,000	16,456
Koito Manufacturing Co. Ltd.	600	32,190
Komatsu Ltd.	4,600	122,907
Konami Holdings Corp.	400	17,901
Konica Minolta, Inc.	2,300	20,707
Kose Corp.	200	29,829
Kubota Corp.	4,900	83,613
Kuraray Co. Ltd.	1,500	23,310
Kurita Water Industries Ltd.	400	10,730
Kyocera Corp.	1,584	85,469
Kyowa Hakko Kirin Co. Ltd.	1,000	20,499
Kyushu Electric Power Co., Inc.	1,900	22,312
Kyushu Railway Co.	900	29,732
Lawson, Inc.	300	19,636
LINE Corp.*	200	7,188
Lion Corp.	1,032	20,355
LIXIL Group Corp.	900	11,663
M3, Inc.	1,742	28,145
Makita Corp.	1,300	51,020
Marubeni Corp.	8,200	61,221
Marui Group Co. Ltd.	900	19,401

	Number of Shares	Value
Japan (Continued)
Maruichi Steel Tube Ltd.	200	$5,938
Mazda Motor Corp.	2,800	29,846
McDonald’s Holdings Co. Japan Ltd.	300	13,452
Mebuki Financial Group, Inc.	3,844	11,615
Medipal Holdings Corp.	865	19,812
MEIJI Holdings Co. Ltd.	700	55,068
MINEBEA MITSUMI, Inc.	1,800	29,208
MISUMI Group, Inc.	1,500	33,987
Mitsubishi Chemical Holdings Corp.	7,500	61,353
Mitsubishi Corp.	6,700	180,729
Mitsubishi Electric Corp.	9,500	125,367
Mitsubishi Estate Co. Ltd.	5,300	85,022
Mitsubishi Gas Chemical Co., Inc.	600	9,852
Mitsubishi Heavy Industries Ltd.	1,500	57,045
Mitsubishi Materials Corp.	300	8,417
Mitsubishi Motors Corp.	4,300	26,365
Mitsubishi Tanabe Pharma Corp.	1,100	16,890
Mitsubishi UFJ Financial Group, Inc.	58,500	321,836
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	8,180
Mitsui & Co. Ltd.	8,600	134,438
Mitsui Chemicals, Inc.	800	20,304
Mitsui Fudosan Co. Ltd.	4,300	102,845
Mitsui OSK Lines Ltd.	600	14,107
Mizuho Financial Group, Inc.	123,300	204,531
MonotaRO Co. Ltd.	600	16,253
MS&AD Insurance Group Holdings, Inc.	2,400	72,836
Murata Manufacturing Co. Ltd.	900	137,281
Nabtesco Corp.	700	19,363
Nagoya Railroad Co. Ltd.	800	20,050
NEC Corp.	1,600	49,615
Nexon Co. Ltd.*	1,560	18,443
NGK Insulators Ltd.	1,000	14,826
NGK Spark Plug Co. Ltd.	800	16,435
NH Foods Ltd.	500	18,544
Nidec Corp.	1,100	146,518
Nikon Corp.	1,100	17,249
Nintendo Co. Ltd.	589	179,582
Nippon Building Fund, Inc. REIT	6	37,370
Nippon Electric Glass Co. Ltd.	400	10,747
Nippon Express Co. Ltd.	300	18,077
Nippon Paint Holdings Co. Ltd.	700	24,821
Nippon Prologis REIT, Inc. REIT	7	14,498
Nippon Steel & Sumitomo Metal Corp.	3,310	60,534
Nippon Telegraph & Telephone Corp.	3,200	131,930
Nippon Yusen KK	800	13,581
Nissan Chemical Corp.	600	32,560
Nissan Motor Co. Ltd.	11,500	100,731
Nisshin Seifun Group, Inc.	1,350	28,364
Nissin Foods Holdings Co. Ltd.	240	15,498
Nitori Holdings Co. Ltd.	401	53,713
Nitto Denko Corp.	900	49,180
Nomura Holdings, Inc.	17,200	77,488
Nomura Real Estate Holdings, Inc.	600	11,850
Nomura Real Estate Master Fund, Inc. REIT	15	20,033
Nomura Research Institute Ltd.	752	33,024
NSK Ltd.	1,800	16,919

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Japan (Continued)
NTT Data Corp.	3,100	$36,048
NTT DOCOMO, Inc.	6,542	151,483
Obayashi Corp.	3,900	38,892
Obic Co. Ltd.	300	25,926
Odakyu Electric Railway Co. Ltd.	1,100	24,662
Oji Holdings Corp.	4,722	27,621
Olympus Corp.	1,700	47,848
Omron Corp.	900	39,563
Ono Pharmaceutical Co. Ltd.	1,800	43,535
Oracle Corp.	100	6,493
Oriental Land Co. Ltd.	1,000	99,502
ORIX Corp.	6,600	106,952
Osaka Gas Co. Ltd.	1,600	29,163
Otsuka Corp.	308	10,365
Otsuka Holdings Co. Ltd.	1,983	96,691
Panasonic Corp.	11,000	112,844
Park24 Co. Ltd.	400	10,800
Persol Holdings Co. Ltd.	1,000	18,729
Pigeon Corp.	600	24,710
Pola Orbis Holdings, Inc.	400	11,294
Rakuten, Inc.	4,200	33,818
Recruit Holdings Co. Ltd.	5,500	151,315
Renesas Electronics Corp.*	3,000	14,139
Resona Holdings, Inc.	10,400	55,145
Ricoh Co. Ltd.	4,100	39,803
Rinnai Corp.	100	7,171
Rohm Co. Ltd.	400	27,838
Ryohin Keikaku Co. Ltd.	115	30,950
Santen Pharmaceutical Co. Ltd.	1,400	23,963
SBI Holdings, Inc.	1,217	27,617
Secom Co. Ltd.	1,000	84,623
Sega Sammy Holdings, Inc.	700	9,879
Seibu Holdings, Inc.	1,300	24,027
Seiko Epson Corp.	900	14,303
Sekisui Chemical Co. Ltd.	1,400	22,718
Sekisui House Ltd.	2,800	42,204
Seven & i Holdings Co. Ltd.	3,787	164,905
Seven Bank Ltd.	3,500	10,853
SG Holdings Co. Ltd.	500	12,241
Sharp Corp.	600	8,901
Shimadzu Corp.	1,000	23,380
Shimamura Co. Ltd.	100	8,492
Shimano, Inc.	400	58,424
Shimizu Corp.	1,600	13,672
Shin-Etsu Chemical Co. Ltd.	1,900	169,638
Shinsei Bank Ltd.	500	6,863
Shionogi & Co. Ltd.	1,400	92,597
Shiseido Co. Ltd.	1,860	118,369
Shizuoka Bank Ltd.	1,800	16,158
Showa Denko KK	800	32,066
Showa Shell Sekiyu KK	800	12,397
SMC Corp.	300	101,696
SoftBank Group Corp.	4,100	344,066
Sohgo Security Services Co. Ltd.	400	18,817
Sompo Holdings, Inc.	1,700	65,685
Sony Corp.	6,200	324,269
Sony Financial Holdings, Inc.	900	18,870

	Number of Shares	Value
Japan (Continued)
Stanley Electric Co. Ltd.	800	$23,292
Subaru Corp.	3,100	68,901
SUMCO Corp.	1,400	21,460
Sumitomo Chemical Co. Ltd.	7,400	40,157
Sumitomo Corp.	5,600	86,012
Sumitomo Dainippon Pharma Co. Ltd.	700	22,816
Sumitomo Electric Industries Ltd.	4,400	61,728
Sumitomo Heavy Industries Ltd.	400	13,267
Sumitomo Metal Mining Co. Ltd.	1,500	43,673
Sumitomo Mitsui Financial Group, Inc.	6,500	239,523
Sumitomo Mitsui Trust Holdings, Inc.	1,610	64,562
Sumitomo Realty & Development Co. Ltd.	1,539	57,051
Sumitomo Rubber Industries Ltd.	400	5,346
Sundrug Co. Ltd.	400	13,496
Suntory Beverage & Food Ltd.	500	20,966
Suzuken Co. Ltd.	400	21,530
Suzuki Motor Corp.	1,800	89,671
Sysmex Corp.	800	42,630
T&D Holdings, Inc.	2,800	39,787
Taiheiyo Cement Corp.	400	13,531
Taisei Corp.	1,200	52,751
Taisho Pharmaceutical Holdings Co. Ltd.	200	23,116
Taiyo Nippon Sanso Corp.	500	8,422
Takashimaya Co. Ltd.	500	7,268
Takeda Pharmaceutical Co. Ltd.	3,600	134,943
TDK Corp.	600	47,307
Teijin Ltd.	600	10,360
Terumo Corp.	1,500	88,336
THK Co. Ltd.	700	16,039
Tobu Railway Co. Ltd.	800	22,904
Toho Co. Ltd.	500	17,399
Toho Gas Co. Ltd.	200	8,087
Tohoku Electric Power Co., Inc.	2,300	30,068
Tokio Marine Holdings, Inc.	3,300	162,943
Tokyo Century Corp.	200	9,549
Tokyo Electric Power Co. Holdings, Inc.*	8,500	51,592
Tokyo Electron Ltd.	800	111,879
Tokyo Gas Co. Ltd.	1,700	43,797
Tokyu Corp.	2,500	43,518
Tokyu Fudosan Holdings Corp.	1,700	9,540
Toppan Printing Co. Ltd.	1,500	24,155
Toray Industries, Inc.	6,300	49,411
Toshiba Corp.*	3,210	99,539
Tosoh Corp.	1,500	21,143
TOTO Ltd.	640	24,779
Toyo Seikan Group Holdings Ltd.	900	20,495
Toyo Suisan Kaisha Ltd.	400	13,707
Toyoda Gosei Co. Ltd.	100	1,925
Toyota Industries Corp.	700	35,890
Toyota Motor Corp.	11,384	682,248
Toyota Tsusho Corp.	1,300	44,893
Trend Micro, Inc.	600	34,410
Tsuruha Holdings, Inc.	200	19,733
Unicharm Corp.	1,800	56,356
United Urban Investment Corp. REIT	12	19,102
USS Co. Ltd.	1,100	19,516

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Welcia Holdings Co. Ltd.	200	$10,131
West Japan Railway Co.	900	62,706
Yahoo Japan Corp.	13,000	37,220
Yakult Honsha Co. Ltd.	700	52,724
Yamada Denki Co. Ltd.	3,176	15,360
Yamaguchi Financial Group, Inc.	1,000	10,360
Yamaha Corp.	700	30,155
Yamaha Motor Co. Ltd.	1,300	26,741
Yamato Holdings Co. Ltd.	1,400	36,981
Yamazaki Baking Co. Ltd.	1,000	20,993
Yaskawa Electric Corp.	1,300	40,541
Yokogawa Electric Corp.	961	17,660
Yokohama Rubber Co. Ltd.	500	10,466
ZOZO, Inc.	1,033	22,978

		16,032,520

Jersey Island — 0.0%
Randgold Resources Ltd.	470	37,539

Luxembourg — 0.2%
ArcelorMittal	3,304	74,866
Aroundtown SA	3,846	32,895
Eurofins Scientific SE	54	23,414
Millicom International Cellular SA SDR	361	21,255
Reinet Investments SCA	662	9,658
RTL Group SA	193	11,548
SES SA	1,812	39,284
Tenaris SA	2,290	27,545

		240,465

Macau — 0.1%
MGM China Holdings Ltd. (b)	5,317	9,079
Sands China Ltd.	11,640	50,360
Wynn Macau Ltd.	8,687	19,741

		79,180

Malaysia — 0.6%
AirAsia Group Bhd	6,900	5,079
Alliance Bank Malaysia Bhd	9,900	9,700
AMMB Holdings Bhd	6,487	6,604
Astro Malaysia Holdings Bhd	16,947	4,860
Axiata Group Bhd	13,355	11,585
British American Tobacco Malaysia Bhd	700	6,307
CIMB Group Holdings Bhd	22,789	31,369
Dialog Group Bhd	18,200	13,788
DiGi.Com Bhd	9,244	9,367
Fraser & Neave Holdings Bhd	800	6,370
Gamuda Bhd	13,655	7,701
Genting Bhd	12,100	18,159
Genting Malaysia Bhd	15,018	10,264
Genting Plantations Bhd	1,000	2,270
HAP Seng Consolidated Bhd	2,269	5,341
Hartalega Holdings Bhd	7,600	11,624
Hong Leong Bank Bhd	1,582	7,705
Hong Leong Financial Group Bhd	1,753	8,077
IHH Healthcare Bhd	14,991	19,238
IJM Corp. Bhd	14,000	5,454
IOI Corp. Bhd	13,600	13,813

	Number of Shares	Value
Malaysia (Continued)
IOI Properties Group Bhd	7,700	$2,999
Kuala Lumpur Kepong Bhd	1,500	8,782
Malayan Banking Bhd	20,948	47,007
Malaysia Airports Holdings Bhd	500	917
Maxis Bhd	15,700	20,373
MISC Bhd	6,900	10,141
Nestle Malaysia Bhd	300	10,711
Petronas Chemicals Group Bhd	11,257	24,750
Petronas Dagangan Bhd	1,500	9,248
Petronas Gas Bhd	3,041	13,764
PPB Group Bhd	2,640	11,104
Press Metal Aluminium Holdings Bhd	5,400	6,143
Public Bank Bhd	13,400	79,801
Sime Darby Bhd	14,311	7,832
Sime Darby Plantation Bhd	15,311	17,197
Sime Darby Property Bhd	14,311	3,403
SP Setia Bhd Group	3,900	2,004
Telekom Malaysia Bhd	4,600	2,561
Tenaga Nasional Bhd	16,400	55,810
Top Glove Corp. Bhd	5,700	8,132
Westports Holdings Bhd	12,400	11,172
YTL Corp. Bhd	15,772	4,221

		572,747

Mexico — 0.6%
Alfa SAB de CV, Class A	14,929	15,007
Alsea SAB de CV	2,273	5,696
America Movil SAB de CV, Series L	162,771	109,400
Arca Continental SAB de CV	1,912	9,878
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	8,970	11,013
Cemex SAB de CV, Series CPO*	70,927	36,485
Coca-Cola Femsa SAB de CV, Series L	2,440	14,695
El Puerto de Liverpool SAB de CV, Class C1	937	5,584
Fibra Uno Administracion SA de CV REIT	13,245	13,405
Fomento Economico Mexicano SAB de CV	9,558	82,869
Fresnillo PLC	1,248	11,981
Gruma SAB de CV, Class B	1,035	11,335
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,859	12,888
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,001	13,447
Grupo Bimbo SAB de CV, Series A	7,617	14,595
Grupo Carso SAB de CV, Series A1	2,207	7,083
Grupo Financiero Banorte SAB de CV, Class O	11,667	53,395
Grupo Financiero Inbursa SAB de CV, Class O	10,574	14,245
Grupo Mexico SAB de CV, Series B	19,006	39,200
Grupo Televisa SAB, Series CPO	11,596	31,705
Industrias Penoles SAB de CV	676	7,701
Infraestructura Energetica Nova SAB de CV	2,641	10,051
Kimberly-Clark de Mexico SAB de CV, Class A	6,547	9,679

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Mexico (Continued)
Mexichem SAB de CV	5,104	$11,926
Promotora y Operadora de Infraestructura SAB de CV	1,207	10,703
Wal-Mart de Mexico SAB de CV	26,060	64,453

		628,419

Netherlands — 3.1%
ABN AMRO Group NV, 144A	1,979	50,455
Aegon NV	9,104	50,678
Akzo Nobel NV	1,217	102,093
ASML Holding NV	2,000	337,594
EXOR NV	503	29,554
Heineken Holding NV	512	45,183
Heineken NV	1,225	112,084
ING Groep NV	19,360	234,167
Koninklijke Ahold Delhaize NV	6,059	155,743
Koninklijke DSM NV	924	81,844
Koninklijke KPN NV	16,803	49,706
Koninklijke Philips NV	4,552	171,323
Koninklijke Vopak NV	369	16,125
NN Group NV (b)	1,447	61,546
NXP Semiconductors NV	1,618	134,893
QIAGEN NV*	1,002	35,222
Randstad NV	616	29,973
Royal Dutch Shell PLC, Class A	22,829	689,425
Royal Dutch Shell PLC, Class B	18,633	568,763
Wolters Kluwer NV	1,476	89,097

		3,045,468

New Zealand — 0.1%
a2 Milk Co. Ltd.*	3,315	23,585
Auckland International Airport Ltd.	4,726	23,390
Fisher & Paykel Healthcare Corp. Ltd.	2,712	24,794
Fletcher Building Ltd.*	4,017	13,144
Meridian Energy Ltd.	6,375	14,483
Ryman Healthcare Ltd.	2,959	23,574
Spark New Zealand Ltd.	8,868	25,786

		148,756

Norway — 0.5%
Aker BP ASA	479	13,576
DNB ASA	4,706	80,762
Equinor ASA	5,885	137,285
Gjensidige Forsikring ASA	964	15,041
Marine Harvest ASA	2,398	56,108
Norsk Hydro ASA	6,802	32,052
Orkla ASA	4,148	34,265
Schibsted ASA, Class B	358	11,996
Telenor ASA	3,633	70,357
Yara International ASA	895	35,957

		487,399

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	987	13,956
Credicorp Ltd.	337	73,901
Southern Copper Corp. (b)	382	12,789

		100,646

	Number of Shares	Value
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	9,387	$9,348
Aboitiz Power Corp.	19,300	11,671
Alliance Global Group, Inc.*	14,900	3,246
Ayala Corp.	1,580	28,664
Ayala Land, Inc.	37,900	30,113
Bank of the Philippine Islands	2,271	4,072
BDO Unibank, Inc.	10,630	26,403
DMCI Holdings, Inc.	14,800	3,484
GT Capital Holdings, Inc.	292	4,947
International Container Terminal Services, Inc.	4,310	7,688
JG Summit Holdings, Inc.	10,990	10,105
Jollibee Foods Corp.	1,960	10,409
Manila Electric Co.	970	7,109
Megaworld Corp.	51,400	4,422
Metro Pacific Investments Corp.	90,600	8,123
Metropolitan Bank & Trust Co.	7,920	11,271
PLDT, Inc.	700	15,464
Robinsons Land Corp.	9,267	3,615
Security Bank Corp.	540	1,659
SM Investments Corp.	1,285	22,271
SM Prime Holdings, Inc.	53,300	35,283
Universal Robina Corp.	5,000	12,209

		271,576

Poland — 0.3%
Alior Bank SA*	687	9,877
Bank Polska Kasa Opieki SA	1,007	29,166
Bank Zachodni WBK SA	179	16,800
CD Projekt SA*	322	12,078
Cyfrowy Polsat SA*	970	5,747
Dino Polska SA, 144A*	497	12,763
Grupa Lotos SA	460	9,952
KGHM Polska Miedz SA*	632	14,957
LPP SA	3	6,188
mBank SA	135	14,543
Orange Polska SA*	3,264	4,116
PGE Polska Grupa Energetyczna SA*	4,244	13,065
Polski Koncern Naftowy ORLEN SA	1,458	42,344
Polskie Gornictwo Naftowe i Gazownictwo SA	12,946	22,026
Powszechna Kasa Oszczednosci Bank Polski SA	4,405	47,536
Powszechny Zaklad Ubezpieczen SA	3,007	34,004

		295,162

Portugal — 0.1%
EDP — Energias de Portugal SA	11,627	40,634
Galp Energia SGPS SA	2,494	40,983
Jeronimo Martins SGPS SA	1,134	13,531

		95,148

Qatar — 0.3%
Barwa Real Estate Co.	1,435	15,062
Commercial Bank QSC	923	10,697
Ezdan Holding Group QSC*	4,809	16,813
Industries Qatar QSC	1,003	37,324
Masraf Al Rayan QSC	1,912	21,051

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Qatar (Continued)
Qatar Electricity & Water Co. QSC	294	$14,533
Qatar Insurance Co. SAQ	712	7,006
Qatar Islamic Bank SAQ	576	24,029
Qatar National Bank QPSC	2,252	123,385

		269,900

Romania — 0.0%
NEPI Rockcastle PLC (b)	1,915	15,200

Russia — 0.9%
Alrosa PJSC	13,048	19,403
Gazprom PJSC	52,734	126,947
Inter RAO UES PJSC	73,181	4,473
LUKOIL PJSC	2,425	177,206
Magnit PJSC, GDR	1,688	21,556
Magnitogorsk Iron & Steel Works PJSC	10,625	7,422
MMC Norilsk Nickel PJSC	283	53,804
Mobile TeleSystems PJSC, ADR	2,460	18,229
Moscow Exchange MICEX-RTS PJSC	6,930	9,259
Novatek PJSC, GDR	459	78,076
Novolipetsk Steel PJSC	5,899	13,943
PhosAgro PJSC, GDR	539	7,179
Polyus PJSC	221	15,924
Rosneft Oil Co. PJSC	5,950	37,574
Sberbank of Russia PJSC	52,551	152,163
Severstal PJSC	1,063	15,908
Surgutneftegas PJSC	36,169	14,764
Tatneft PJSC	6,957	74,004
X5 Retail Group NV, GDR	546	14,057

		861,891

Singapore — 0.8%
Ascendas Real Estate Investment Trust REIT	12,600	23,604
CapitaLand Commercial Trust REIT	13,707	17,385
CapitaLand Ltd.	11,457	26,056
CapitaLand Mall Trust REIT	13,509	22,156
City Developments Ltd.	2,000	12,290
ComfortDelGro Corp. Ltd.	11,500	17,603
DBS Group Holdings Ltd.	8,900	158,162
Genting Singapore Ltd.	35,700	25,242
Golden Agri-Resources Ltd.	34,093	6,088
Jardine Cycle & Carriage Ltd.	400	10,263
Keppel Corp. Ltd.	7,200	31,804
Oversea-Chinese Banking Corp. Ltd.	15,542	127,562
SATS Ltd.	3,400	11,871
Sembcorp Industries Ltd.	4,100	7,800
Singapore Airlines Ltd.	1,900	13,171
Singapore Exchange Ltd.	3,493	18,637
Singapore Press Holdings Ltd.	11,900	22,900
Singapore Technologies Engineering Ltd.	7,830	20,261
Singapore Telecommunications Ltd.	39,800	89,353
Suntec Real Estate Investment Trust REIT	8,928	11,454
United Overseas Bank Ltd.	6,222	114,063
UOL Group Ltd.	2,100	9,353

	Number of Shares	Value
Singapore (Continued)
Venture Corp. Ltd.	1,500	$16,302
Wilmar International Ltd.	7,800	17,284

		830,664

South Africa — 1.5%
Absa Group Ltd.	2,918	32,425
Anglo American Platinum Ltd.	439	14,096
AngloGold Ashanti Ltd.	2,048	20,560
Aspen Pharmacare Holdings Ltd.	1,788	18,976
Bid Corp. Ltd.	1,500	27,725
Bidvest Group Ltd.	1,633	24,191
Capitec Bank Holdings Ltd. (b)	241	19,129
Clicks Group Ltd.	1,150	15,583
Discovery Ltd.	1,347	14,958
Exxaro Resources Ltd.	1,372	12,790
FirstRand Ltd.	17,482	84,264
Fortress REIT Ltd., Class A REIT	3,341	4,089
Fortress REIT Ltd., Class B REIT	4,407	4,516
Foschini Group Ltd.	1,124	14,176
Gold Fields Ltd.	6,827	19,882
Growthpoint Properties Ltd. REIT	13,828	23,568
Hyprop Investments Ltd. REIT	1,151	7,408
Investec Ltd. (b)	816	4,926
Investec PLC	2,829	17,170
Kumba Iron Ore Ltd. (b)	129	2,304
Liberty Holdings Ltd.	404	3,119
Life Healthcare Group Holdings Ltd.	7,466	14,007
MMI Holdings Ltd.*	4,638	5,793
Mr Price Group Ltd.	1,084	18,851
MTN Group Ltd.	8,108	51,121
Naspers Ltd., Class N	2,182	435,022
Nedbank Group Ltd.	1,991	38,187
Netcare Ltd.	5,031	9,293
Old Mutual Ltd.	24,586	41,034
Pick n Pay Stores Ltd.	738	3,914
PSG Group Ltd.	631	10,700
Rand Merchant Investment Holdings Ltd.	2,469	6,405
Redefine Properties Ltd. REIT (b)	24,794	17,157
Remgro Ltd.	2,573	37,436
Resilient REIT Ltd. REIT	1,407	6,113
RMB Holdings Ltd.	4,676	26,398
Sanlam Ltd.	8,883	49,245
Sappi Ltd.	3,335	18,224
Sasol Ltd.	2,588	75,869
Shoprite Holdings Ltd.	2,554	36,334
SPAR Group Ltd. (b)	766	10,821
Standard Bank Group Ltd.	5,990	75,720
Telkom SA SOC Ltd. (b)	823	3,368
Tiger Brands Ltd. (b)	922	17,830
Truworths International Ltd.	1,949	12,342
Vodacom Group Ltd.	2,834	25,664
Woolworths Holdings Ltd.	4,734	19,129

		1,451,832

South Korea — 3.2%
Amorepacific Corp.	181	27,854
AMOREPACIFIC Group	157	9,090
BGF retail Co. Ltd.	36	6,246

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
BNK Financial Group, Inc.	1,289	$8,820
Celltrion Healthcare Co. Ltd.*	158	11,093
Celltrion Pharm, Inc.*	75	4,429
Celltrion, Inc.*	397	84,822
Cheil Worldwide, Inc.	330	6,904
CJ CheilJedang Corp.	30	8,992
CJ Corp.	96	11,176
CJ ENM Co. Ltd.	5	1,039
CJ Logistics Corp.*	32	4,539
Coway Co. Ltd.	164	11,470
Daelim Industrial Co. Ltd.	141	11,925
Daewoo Engineering & Construction Co. Ltd.*	572	2,536
DB Insurance Co. Ltd.	310	18,723
DGB Financial Group, Inc.	1,043	8,188
Doosan Bobcat, Inc.	351	10,286
E-MART, Inc.	91	15,830
Fila Korea Ltd.	243	11,012
GS Engineering & Construction Corp.	352	13,691
GS Holdings Corp.	324	14,886
GS Retail Co. Ltd.	182	6,170
Hana Financial Group, Inc.	1,431	48,000
Hankook Tire Co. Ltd.	380	14,509
Hanmi Pharm. Co. Ltd.	20	7,895
Hanmi Science Co. Ltd.	63	4,176
Hanon Systems	861	8,065
Hanwha Chemical Corp.	527	8,886
Hanwha Corp.	210	5,620
Hanwha Life Insurance Co. Ltd.	1,263	5,003
HDC Hyundai Development Co-Engineering & Construction, Class E*	380	14,238
HLB, Inc.*	138	10,403
Hotel Shilla Co. Ltd.	156	12,010
Hyundai Department Store Co. Ltd.	71	5,948
Hyundai Engineering & Construction Co. Ltd.	356	17,467
Hyundai Glovis Co. Ltd.	94	10,356
Hyundai Heavy Industries Co. Ltd.*	189	22,256
Hyundai Heavy Industries Holdings Co. Ltd.*	48	16,914
Hyundai Marine & Fire Insurance Co. Ltd.	464	16,578
Hyundai Mobis Co. Ltd.	322	51,850
Hyundai Motor Co.	662	63,191
Hyundai Steel Co.	442	16,995
Industrial Bank of Korea	1,155	15,250
Kakao Corp.	244	24,488
Kangwon Land, Inc.	569	16,370
KB Financial Group, Inc.	1,958	82,446
KCC Corp.	18	4,480
Kia Motors Corp.	1,302	35,426
Korea Aerospace Industries Ltd.*	372	10,520
Korea Electric Power Corp.	1,118	29,622
Korea Gas Corp.*	121	5,505
Korea Investment Holdings Co. Ltd.	212	12,804
Korea Zinc Co. Ltd.	34	12,906

	Number of Shares	Value
South Korea (Continued)
Korean Air Lines Co. Ltd.	394	$11,212
KT Corp.	166	4,517
KT&G Corp.	581	53,904
Kumho Petrochemical Co. Ltd.	149	12,255
LG Chem Ltd.	224	69,041
LG Corp.	485	31,239
LG Display Co. Ltd.	1,096	17,159
LG Electronics, Inc.	675	43,657
LG Household & Health Care Ltd.	38	39,324
LG Innotek Co. Ltd.	92	8,191
LG Uplus Corp.	996	15,727
Lotte Chemical Corp.	78	18,962
Lotte Corp.*	194	9,571
Lotte Shopping Co. Ltd.	56	10,766
Medy-Tox, Inc.	18	9,047
Mirae Asset Daewoo Co. Ltd.	2,440	15,498
NAVER Corp.	697	78,657
NCSoft Corp.	87	39,738
Netmarble Corp., 144A	79	9,197
NH Investment & Securities Co. Ltd.	646	7,982
OCI Co. Ltd.	89	8,297
Orange Life Insurance Ltd., 144A	147	3,947
Orion Corp.	124	12,334
Ottogi Corp.	8	5,288
Pan Ocean Co. Ltd.*	1,001	4,090
Pearl Abyss Corp.*	18	3,083
POSCO	390	86,110
Posco Daewoo Corp.	361	6,216
S-1 Corp.	79	6,787
Samsung Biologics Co. Ltd., 144A*(c)	85	25,365
Samsung C&T Corp.	385	35,205
Samsung Card Co. Ltd.	219	6,310
Samsung Electro-Mechanics Co. Ltd.	304	32,679
Samsung Electronics Co. Ltd.	24,098	899,684
Samsung Engineering Co. Ltd.*	700	12,146
Samsung Fire & Marine Insurance Co. Ltd.	153	37,194
Samsung Heavy Industries Co. Ltd.*	2,194	14,523
Samsung Life Insurance Co. Ltd.	345	26,623
Samsung SDI Co. Ltd.	286	52,687
Samsung SDS Co. Ltd.	170	29,725
Samsung Securities Co. Ltd.	395	10,977
Shinhan Financial Group Co. Ltd.	2,138	78,581
Shinsegae Inc.	11	2,856
SillaJen, Inc.*	243	15,326
SK Holdings Co. Ltd.	157	39,427
SK Hynix, Inc.	2,897	179,875
SK Innovation Co. Ltd.	317	55,569
SK Telecom Co. Ltd.	79	20,403
S-Oil Corp.	237	23,363
ViroMed Co. Ltd.*	59	10,385
Woori Bank	2,188	30,547
Yuhan Corp.	39	7,915

		3,209,059

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	1,282	$49,172
Aena SME SA, 144A	322	51,108
Amadeus IT Group SA	2,219	158,918
Banco Bilbao Vizcaya Argentaria SA	33,172	188,447
Banco de Sabadell SA	29,375	37,479
Banco Santander SA	79,719	377,698
Bankia SA	4,897	16,172
Bankinter SA	3,295	27,529
CaixaBank SA	17,370	71,481
Enagas SA	1,093	30,031
Endesa SA	1,553	34,601
Ferrovial SA	2,312	47,558
Grifols SA	1,514	42,439
Iberdrola SA	30,310	226,130
Industria de Diseno Textil SA	5,105	156,564
Mapfre SA	3,386	9,679
Naturgy Energy Group SA (b)	1,561	38,614
Red Electrica Corp. SA	2,025	43,592
Repsol SA	6,446	111,288
Siemens Gamesa Renewable Energy SA*	1,174	16,547
Telefonica SA	22,875	205,311

		1,940,358

Sweden — 1.6%
Alfa Laval AB	1,298	27,917
Assa Abloy AB, Class B	4,698	87,317
Atlas Copco AB, Class A	2,973	72,875
Atlas Copco AB, Class B	1,837	41,518
Boliden AB	1,432	32,073
Electrolux AB, Series B	1,248	28,350
Epiroc AB, Class A*	2,973	24,339
Epiroc AB, Class B*	1,837	14,763
Essity AB, Class B	3,105	79,538
Hennes & Mauritz AB, Class B (b)	4,660	85,812
Hexagon AB, Class B	1,229	61,196
Husqvarna AB, Class B	2,051	16,149
ICA Gruppen AB (b)	369	13,384
Industrivarden AB, Class C	829	16,997
Investor AB, Class B	2,187	95,781
Kinnevik AB, Class B	1,131	28,686
L E Lundbergforetagen AB, Class B	384	11,473
Lundin Petroleum AB	931	24,493
Sandvik AB	5,308	78,713
Securitas AB, Class B	1,528	25,731
Skandinaviska Enskilda Banken AB, Class A	8,972	93,429
Skanska AB, Class B	1,684	26,462
SKF AB, Class B	1,872	29,549
Svenska Handelsbanken AB, Class A	7,141	78,637
Swedbank AB, Class A	4,181	97,135
Swedish Match AB	925	36,111
Tele2 AB, Class B	2,484	31,065
Telefonaktiebolaget LM Ericsson, Class B	14,705	122,633

	Number of Shares	Value
Sweden (Continued)
Telia Co. AB	12,671	$58,444
Volvo AB, Class B	7,793	108,373

		1,548,943

Switzerland — 6.1%
ABB Ltd.	9,168	185,461
Adecco Group AG	811	40,102
Baloise Holding AG	230	33,796
Barry Callebaut AG	11	18,619
Chocoladefabriken Lindt & Spruengli AG	1	80,376
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	6	40,959
Cie Financiere Richemont SA	2,517	163,559
Clariant AG*	1,096	21,694
Coca-Cola HBC AG*	1,172	34,856
Credit Suisse Group AG*	12,716	149,937
Dufry AG*	167	17,736
EMS-Chemie Holding AG	41	22,017
Ferguson PLC	1,085	69,404
Geberit AG	174	67,785
Givaudan SA	46	113,268
Glencore PLC*	57,324	211,939
Julius Baer Group Ltd.*	1,118	45,132
Kuehne + Nagel International AG	221	31,080
LafargeHolcim Ltd.*	2,236	100,246
Lonza Group AG*	400	129,283
Nestle SA	14,844	1,265,020
Novartis AG	10,786	982,027
Pargesa Holding SA	225	15,574
Partners Group Holding AG	86	56,341
Roche Holding AG	3,485	903,822
Schindler Holding AG	91	17,252
Schindler Holding AG Participation Certificates	209	41,840
SGS SA	27	63,943
Sika AG	592	73,300
Sonova Holding AG	296	47,805
STMicroelectronics NV	3,708	54,278
Straumann Holding AG	50	30,579
Swatch Group AG — Bearer	160	47,613
Swatch Group AG — Registered	218	12,754
Swiss Life Holding AG*	167	65,510
Swiss Prime Site AG*	458	37,775
Swiss Re AG	1,529	139,669
Swisscom AG	125	59,969
Temenos AG*	267	33,059
UBS Group AG*	19,176	259,026
Vifor Pharma AG	213	26,256
Zurich Insurance Group AG	734	230,328

		6,040,989

Taiwan — 2.7%
Acer, Inc.*	17,786	11,491
Advantech Co. Ltd.	1,569	11,894
Airtac International Group	674	7,090
ASE Technology Holding Co. Ltd.*	15,965	32,343
Asia Cement Corp.	10,870	11,893

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Asustek Computer, Inc.	3,260	$23,073
AU Optronics Corp.	47,334	19,286
Catcher Technology Co. Ltd.	3,195	27,436
Cathay Financial Holding Co. Ltd.	36,939	58,224
Chailease Holding Co. Ltd.	4,596	14,339
Chang Hwa Commercial Bank Ltd.	20,386	11,582
Cheng Shin Rubber Industry Co. Ltd.	9,864	13,610
Chicony Electronics Co. Ltd.	2,301	4,505
China Development Financial Holding Corp.	89,151	28,944
China Life Insurance Co. Ltd.	7,632	7,248
China Steel Corp.	60,300	46,985
Chunghwa Telecom Co. Ltd.	18,508	64,294
Compal Electronics, Inc.	22,656	12,946
CTBC Financial Holding Co. Ltd.	92,330	61,301
Delta Electronics, Inc.	9,816	41,429
E.Sun Financial Holding Co. Ltd.	51,742	34,941
Eclat Textile Co. Ltd.	1,282	16,107
Eva Airways Corp.	9,753	5,098
Far Eastern New Century Corp.	15,480	14,298
Far EasTone Telecommunications Co. Ltd.	9,510	22,384
Feng TAY Enterprise Co. Ltd.	2,000	12,727
First Financial Holding Co. Ltd.	52,802	34,200
Formosa Chemicals & Fibre Corp.	17,373	60,069
Formosa Petrochemical Corp.	7,186	26,013
Formosa Plastics Corp.	20,069	65,156
Foxconn Technology Co. Ltd.	4,346	8,776
Fubon Financial Holding Co. Ltd.	28,415	45,019
Giant Manufacturing Co. Ltd.	1,930	8,960
Globalwafers Co. Ltd.	905	10,754
Hiwin Technologies Corp.	1,299	10,143
Hon Hai Precision Industry Co. Ltd.	61,197	142,852
Hotai Motor Co. Ltd.	1,948	14,989
Hua Nan Financial Holdings Co. Ltd.	45,100	25,697
Innolux Corp.	47,530	15,817
Inventec Corp.	14,260	10,231
Largan Precision Co. Ltd.	474	51,860
Lite-On Technology Corp.	9,488	12,599
MediaTek, Inc.	6,773	52,224
Mega Financial Holding Co. Ltd.	55,352	46,005
Nan Ya Plastics Corp.	23,957	57,790
Nanya Technology Corp.	5,175	10,249
Nien Made Enterprise Co. Ltd.	681	4,986
Novatek Microelectronics Corp.	2,659	11,222
Pegatron Corp.	10,424	17,700
Phison Electronics Corp.	778	6,340
Pou Chen Corp.	11,671	12,693
Powertech Technology, Inc.	1,651	3,875
President Chain Store Corp.	2,636	27,214
Quanta Computer, Inc.	12,859	20,853
Realtek Semiconductor Corp.	1,659	7,621
Ruentex Development Co. Ltd.	2,590	4,116
Shin Kong Financial Holding Co. Ltd.	38,426	13,037
SinoPac Financial Holdings Co. Ltd.	54,160	18,726
Standard Foods Corp.	2,815	4,464
Synnex Technology International Corp.	8,003	9,419

	Number of Shares	Value
Taiwan (Continued)
TaiMed Biologics, Inc.*	607	$3,173
Taishin Financial Holding Co. Ltd.	46,993	20,673
Taiwan Business Bank	19,217	6,582
Taiwan Cement Corp.	23,400	26,210
Taiwan Cooperative Financial Holding Co. Ltd.	52,839	30,707
Taiwan High Speed Rail Corp.	17,497	17,553
Taiwan Mobile Co. Ltd.	7,836	27,730
Taiwan Semiconductor Manufacturing Co. Ltd.	122,748	898,647
Tatung Co. Ltd.*	9,000	11,834
Uni-President Enterprises Corp.	26,540	62,211
United Microelectronics Corp.	71,534	26,824
Vanguard International Semiconductor Corp.	4,963	10,441
Walsin Technology Corp.	1,605	9,770
Win Semiconductors Corp.	1,380	5,668
Winbond Electronics Corp.	13,183	6,420
Wistron Corp.	9,143	5,803
WPG Holdings Ltd.	11,063	13,469
Yageo Corp.	1,247	14,979
Yuanta Financial Holding Co. Ltd.	61,053	31,120
Zhen Ding Technology Holding Ltd.	2,211	5,621

		2,722,572

Thailand — 0.5%
Advanced Info Service PCL, NVDR	4,400	23,881
Airports of Thailand PCL, NVDR	25,500	49,430
Bangkok Dusit Medical Services PCL, NVDR	400	325
Bangkok Expressway & Metro PCL, NVDR	16,500	4,440
Berli Jucker PCL, NVDR	6,000	9,624
Central Pattana PCL, NVDR	4,400	10,135
Charoen Pokphand Foods PCL, NVDR	12,300	9,350
CP ALL PCL, NVDR	24,100	50,014
Electricity Generating PCL, NVDR	200	1,460
Home Product Center PCL, NVDR	100	46
Indorama Ventures PCL, NVDR	14,700	24,137
IRPC PCL, NVDR	170,876	31,694
Kasikornbank PCL, NVDR	11,700	68,839
Krung Thai Bank PCL, NVDR	21,400	13,144
Land & Houses PCL, NVDR	14,600	4,484
PTT Exploration & Production PCL, NVDR	7,100	28,497
PTT Global Chemical PCL, NVDR	14,800	35,326
PTT PCL, NVDR	57,200	85,659
Robinson PCL, NVDR	700	1,431
Siam Cement PCL	700	9,408
Siam Cement PCL, NVDR	1,000	13,440
Siam Commercial Bank PCL, NVDR	8,700	36,771
Thai Oil PCL, NVDR	8,700	20,105
True Corp. PCL, NVDR	21,300	3,789

		535,429

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Turkey — 0.2%
Akbank T.A.S	10,578	$15,540
Anadolu Efes Biracilik Ve Malt Sanayii AS	679	2,753
Arcelik AS	1,409	4,227
Aselsan Elektronik Sanayi Ve Ticaret AS	982	5,029
BIM Birlesik Magazalar AS	1,018	16,498
Eregli Demir ve Celik Fabrikalari TAS	6,965	10,139
Ford Otomotiv Sanayi AS	240	2,488
Haci Omer Sabanci Holding AS	6,069	9,580
KOC Holding AS	4,131	12,185
Petkim Petrokimya Holding AS	3,650	3,710
TAV Havalimanlari Holding AS	1,528	6,869
Tupras Turkiye Petrol Rafinerileri AS	841	20,146
Turk Hava Yollari AO*	2,585	8,428
Turkcell Iletisim Hizmetleri AS	4,786	11,648
Turkiye Garanti Bankasi AS	11,405	18,090
Turkiye Halk Bankasi AS	4,711	6,514
Turkiye Is Bankasi AS, Class C	8,399	6,862
Turkiye Sise ve Cam Fabrikalari AS	8,341	8,047

		168,753

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	10,840	23,166
Aldar Properties PJSC	32,967	14,360
DAMAC Properties Dubai Co. PJSC	8,458	4,306
DP World Ltd.	864	14,135
Dubai Islamic Bank PJSC	2,217	3,163
Emaar Development PJSC	3,883	5,233
Emaar Malls PJSC	7,289	3,572
Emaar Properties PJSC	14,485	17,746
Emirates Telecommunications Group Co. PJSC	8,559	38,727
First Abu Dhabi Bank PJSC	13,553	50,181
NMC Health PLC	470	19,751

		194,340

United Kingdom — 9.7%
3i Group PLC	4,714	50,073
Admiral Group PLC	1,347	35,770
Anglo American PLC	5,241	104,596
Ashtead Group PLC	2,439	54,668
Associated British Foods PLC	1,740	53,745
AstraZeneca PLC	6,302	491,212
Auto Trader Group PLC, 144A	4,534	25,328
Aviva PLC	18,328	95,052
Babcock International Group PLC	1,263	9,141
BAE Systems PLC	15,889	99,471
Barclays PLC	85,127	176,680
Barratt Developments PLC	5,057	29,783
Berkeley Group Holdings PLC	624	25,651
BP PLC	99,386	658,538
British American Tobacco PLC	11,170	391,415
British Land Co. PLC REIT	4,693	33,763
BT Group PLC	41,956	140,071
Bunzl PLC	1,688	51,966
Burberry Group PLC	2,065	46,745
Centrica PLC	28,069	49,269

	Number of Shares	Value
United Kingdom (Continued)
CNH Industrial NV	4,714	$45,896
Coca-Cola European Partners PLC	1,028	49,899
Compass Group PLC	7,879	168,517
ConvaTec Group PLC, 144A	6,785	13,137
Croda International PLC	616	38,273
Diageo PLC	12,245	440,554
Direct Line Insurance Group PLC	7,327	30,623
easyJet PLC	986	13,977
Experian PLC	4,631	112,503
Fiat Chrysler Automobiles NV*	5,400	89,084
G4S PLC	7,593	18,765
GlaxoSmithKline PLC	24,675	509,862
Hammerson PLC REIT	3,638	17,894
Hargreaves Lansdown PLC	1,403	33,994
HSBC Holdings PLC	97,983	829,406
Imperial Brands PLC	4,693	144,119
Informa PLC	5,509	48,521
InterContinental Hotels Group PLC	925	49,504
International Consolidated Airlines Group SA	3,153	25,201
Intertek Group PLC	759	45,427
ITV PLC	18,332	33,918
J Sainsbury PLC	8,601	33,427
John Wood Group PLC	3,164	25,601
Johnson Matthey PLC	903	33,645
Kingfisher PLC	11,329	36,090
Land Securities Group PLC REIT	3,465	35,905
Legal & General Group PLC	26,704	83,333
Lloyds Banking Group PLC	353,871	249,628
London Stock Exchange Group PLC	1,503	77,239
Marks & Spencer Group PLC	7,654	28,547
Meggitt PLC	4,026	26,584
Melrose Industries PLC	21,751	48,947
Merlin Entertainments PLC, 144A	2,985	12,784
Micro Focus International PLC	2,169	42,535
Mondi Ltd.	623	13,711
Mondi PLC	1,949	42,455
National Grid PLC	16,901	179,373
Next PLC	707	44,153
Pearson PLC	4,021	49,362
Persimmon PLC	1,521	36,824
Prudential PLC	13,254	260,172
Reckitt Benckiser Group PLC	3,180	263,872
RELX PLC	8,573	178,336
Rio Tinto Ltd.	1,914	102,514
Rio Tinto PLC	5,795	262,805
Rolls-Royce Holdings PLC — Entitlement*(c)	430,192	548
Rolls-Royce Holdings PLC*	8,164	88,383
Royal Bank of Scotland Group PLC	22,169	61,639
Royal Mail PLC	3,568	14,540
RSA Insurance Group PLC	4,781	33,056
Sage Group PLC	5,278	39,102
Schroders PLC	583	18,773
Segro PLC REIT	6,038	46,409
Severn Trent PLC	1,278	29,801
Smith & Nephew PLC	4,295	77,988
Smiths Group PLC	2,063	36,527

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
SSE PLC	5,657	$78,968
St James’s Place PLC	2,708	34,696
Standard Chartered PLC	13,972	108,496
Standard Life Aberdeen PLC	13,714	46,379
Taylor Wimpey PLC	16,081	27,458
Tesco PLC	48,704	122,601
Unilever NV	7,625	423,026
Unilever PLC	5,626	304,212
United Utilities Group PLC	3,345	32,411
Vodafone Group PLC	132,903	286,101
Weir Group PLC	1,226	23,027
Whitbread PLC	909	53,258
Wm Morrison Supermarkets PLC	10,114	30,621
WPP PLC	5,878	64,848

		9,632,721

United States (e) — 0.4%
Bausch Health Cos., Inc.*	1,565	38,034
Carnival PLC	923	53,549
Nexteer Automotive Group Ltd.	4,093	6,162
Shire PLC	4,422	256,379

		354,124

TOTAL COMMON STOCKS (Cost $94,012,606)		92,062,721

PREFERRED STOCKS — 1.3%
Brazil — 0.7%
Banco Bradesco SA	17,315	172,210
Braskem SA, Class A	922	12,918
Cia Brasileira de Distribuicao	620	13,373
Cia Energetica de Minas Gerais	4,223	13,880
Gerdau SA	5,081	20,340
Itau Unibanco Holding SA	24,107	224,550
Itausa — Investimentos Itau SA	21,428	68,379
Lojas Americanas SA	2,903	14,796
Petroleo Brasileiro SA	19,614	129,137
Telefonica Brasil SA	1,944	23,130

		692,713

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B	471	20,881

Colombia — 0.0%
Bancolombia SA	2,709	26,989
Grupo Aval Acciones y Valores SA	19,154	6,130
Grupo de Inversiones Suramericana SA	15	142

		33,261

Germany — 0.4%
Bayerische Motoren Werke AG	183	13,280
FUCHS PETROLUB SE	380	15,728
Henkel AG & Co. KGaA	833	96,096
Porsche Automobil Holding SE	775	49,572
Sartorius AG	163	20,686
Volkswagen AG	977	164,694

		360,056

	Number of Shares	Value
Russia — 0.0%
Surgutneftegas PJSC	35,096	$19,774
Transneft PJSC	3	7,854

		27,628

South Korea — 0.2%
Amorepacific Corp.	60	4,823
Hyundai Motor Co.	122	7,161
Hyundai Motor Co. — 2nd Preferred	150	9,340
LG Chem Ltd.	29	5,058
Samsung Electronics Co. Ltd.	4,254	128,081

		154,463

TOTAL PREFERRED STOCKS (Cost $1,023,722)		1,289,002

RIGHTS — 0.0%
China — 0.0%
Fosun International Ltd.*, expires 12/11/18	38	0

Taiwan — 0.0%
Taiwan Cement Corp.*, expires 12/08/18	732	0

TOTAL RIGHTS (Cost $0)		0

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (f)(g) (Cost $1,428,629)	1,428,629	1,428,629

CASH EQUIVALENTS — 5.3%
DWS ESG Liquidity Fund “Institutional Shares”, 2.31% (f)	3,504,188	3,504,188
DWS Government Money Market Series “Institutional Shares”, 2.15% (f)	1,809,316	1,809,316

TOTAL CASH EQUIVALENTS (Cost $5,313,504)		5,313,504

TOTAL INVESTMENTS — 100.7% (Cost $101,778,461)		$100,093,856
Other assets and liabilities, net — (0.7%)		(731,972)

NET ASSETS — 100.0%		$99,361,884

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
COMMON STOCKS — 0.09%
Germany — 0.09%
Deutsche Bank AG (d)
123,481	34,336	(50,141)		(39,749)	21,236	—	—	9,768	89,163

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (f)(g)
3,240,329	—	(1,811,700)	(h)	—	—	8,829	—	1,428,629	1,428,629

CASH EQUIVALENTS — 5.3%
DWS ESG Liquidity Fund “Institutional Shares”, 2.31% (f)
—	3,504,188	—		—	—	4,188	—	3,504,188	3,504,188
DWS Government Money Market Series “Institutional Shares”, 2.15% (f)
—	12,099,916	(10,290,600)		—	—	14,456	—	1,809,316	1,809,316

3,363,810	15,638,440	(12,152,441)		(39,749)	21,236	27,473	—	6,751,901	6,831,296

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $1,464,569, which is 1.5% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $256,533.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended November 30, 2018.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Private Joint Stock Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
MINI S&P/TSX 60 Futures	CAD	6	$217,888	$206,081	12/20/2018	$(7,770)
MSCI EAFE Futures	USD	35	3,372,280	3,178,525	12/21/2018	(193,755)
MSCI Emerging Markets Index Futures	USD	12	609,865	599,760	12/21/2018	(10,105)
SGX NIFTY 50 Futures	USD	104	2,215,658	2,269,280	12/27/2018	53,622

Total net unrealized depreciation						$(158,008)

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

As of November 30, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	12/3/2018	IDR	924,092	USD	65	$—	$—
Goldman Sachs & Co.	12/5/2018	AED	562,900	USD	153,233	—	(12)
Goldman Sachs & Co.	12/5/2018	AUD	507,400	USD	359,752	—	(11,139)
JP Morgan & Chase Co.	12/5/2018	AUD	5,076,700	USD	3,599,238	—	(111,642)
RBC Capital Markets	12/5/2018	AUD	1,530,500	USD	1,085,025	—	(33,714)
Goldman Sachs & Co.	12/5/2018	BRL	6,103,300	USD	1,638,382	60,486	—
JP Morgan & Chase Co.	12/5/2018	BRL	1,006,000	USD	270,212	10,129	—
JP Morgan & Chase Co.	12/5/2018	BRL	406,900	USD	109,194	3,997	—
Goldman Sachs & Co.	12/5/2018	CAD	7,140,000	USD	5,439,959	65,246	—
JP Morgan & Chase Co.	12/5/2018	CAD	592,000	USD	451,046	5,411	—
RBC Capital Markets	12/5/2018	CAD	1,916,300	USD	1,459,938	17,422	—
Goldman Sachs & Co.	12/5/2018	CHF	5,164,600	USD	5,149,666	—	(23,100)
JP Morgan & Chase Co.	12/5/2018	CHF	387,600	USD	386,432	—	(1,781)
JP Morgan & Chase Co.	12/5/2018	CHF	162,000	USD	161,507	—	(749)
RBC Capital Markets	12/5/2018	CHF	578,100	USD	576,204	—	(2,810)
Goldman Sachs & Co.	12/5/2018	CLP	173,053,400	USD	248,592	—	(9,075)
JP Morgan & Chase Co.	12/5/2018	CLP	13,480,400	USD	19,364	—	(707)
JP Morgan & Chase Co.	12/5/2018	CNH	410,400	USD	58,752	—	(287)
Goldman Sachs & Co.	12/5/2018	COP	350,708,100	USD	108,717	306	—
JP Morgan & Chase Co.	12/5/2018	COP	23,380,500	USD	7,243	16	—
Goldman Sachs & Co.	12/5/2018	CZK	1,161,500	USD	50,764	127	—
Goldman Sachs & Co.	12/5/2018	DKK	8,327,500	USD	1,268,141	4,233	—
JP Morgan & Chase Co.	12/5/2018	DKK	521,000	USD	79,334	259	—
Goldman Sachs & Co.	12/5/2018	EGP	632,000	USD	34,936	—	(297)
Goldman Sachs & Co.	12/5/2018	EUR	7,450,300	USD	8,462,706	23,599	—
JP Morgan & Chase Co.	12/5/2018	EUR	11,752,000	USD	13,349,132	37,402	—
RBC Capital Markets	12/5/2018	EUR	2,106,600	USD	2,392,360	6,171	—
Goldman Sachs & Co.	12/5/2018	GBP	2,791,100	USD	3,571,226	13,492	—
JP Morgan & Chase Co.	12/5/2018	GBP	6,797,200	USD	8,697,174	32,981	—
RBC Capital Markets	12/5/2018	GBP	680,000	USD	869,972	3,195	—
Goldman Sachs & Co.	12/5/2018	HKD	29,695,900	USD	3,791,902	—	(4,145)
JP Morgan & Chase Co.	12/5/2018	HKD	39,400,700	USD	5,031,525	—	(5,093)
Goldman Sachs & Co.	12/5/2018	HUF	6,983,200	USD	24,387	—	(52)
JP Morgan & Chase Co.	12/5/2018	HUF	16,042,500	USD	56,043	—	(101)
Goldman Sachs & Co.	12/5/2018	IDR	2,065,448,400	USD	135,262	—	(9,045)
JP Morgan & Chase Co.	12/5/2018	IDR	5,661,765,900	USD	370,486	—	(25,085)
Goldman Sachs & Co.	12/5/2018	ILS	765,700	USD	206,260	271	—
Goldman Sachs & Co.	12/5/2018	INR	9,389,700	USD	126,461	—	(8,185)
JP Morgan & Chase Co.	12/5/2018	INR	471,000	USD	6,341	—	(413)
Goldman Sachs & Co.	12/5/2018	JPY	586,311,200	USD	5,207,096	39,178	—
JP Morgan & Chase Co.	12/5/2018	JPY	228,960,800	USD	2,033,465	15,337	—
RBC Capital Markets	12/5/2018	JPY	248,008,500	USD	2,202,191	16,171	—
The Bank of New York Mellon	12/5/2018	JPY	1,050,482,300	USD	9,329,742	70,484	—
Goldman Sachs & Co.	12/5/2018	KRW	1,392,761,200	USD	1,223,437	—	(19,276)
JP Morgan & Chase Co.	12/5/2018	KRW	3,095,293,500	USD	2,718,675	—	(43,150)
Goldman Sachs & Co.	12/5/2018	MXN	5,122,800	USD	251,722	229	—
JP Morgan & Chase Co.	12/5/2018	MXN	968,700	USD	47,596	40	—
The Bank of New York Mellon	12/5/2018	MXN	9,408,000	USD	462,287	420	—
Goldman Sachs & Co.	12/5/2018	MYR	2,850,700	USD	681,415	198	—
Goldman Sachs & Co.	12/5/2018	NOK	2,627,600	USD	313,054	7,255	—
JP Morgan & Chase Co.	12/5/2018	NOK	276,700	USD	32,965	762	—
The Bank of New York Mellon	12/5/2018	NOK	2,007,700	USD	239,188	5,533	—
Goldman Sachs & Co.	12/5/2018	NZD	278,000	USD	181,595	—	(9,517)
JP Morgan & Chase Co.	12/5/2018	NZD	13,300	USD	8,688	—	(456)
Goldman Sachs & Co.	12/5/2018	PHP	14,028,800	USD	261,648	—	(5,890)
JP Morgan & Chase Co.	12/5/2018	PHP	935,300	USD	17,450	—	(387)
Goldman Sachs & Co.	12/5/2018	PLN	102,700	USD	26,826	—	(268)

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/5/2018	PLN	91,500	USD	23,907	$—	$(233)
The Bank of Nova Scotia	12/5/2018	PLN	1,270,000	USD	331,718	—	(3,332)
Goldman Sachs & Co.	12/5/2018	QAR	903,900	USD	247,102	—	(1,136)
Goldman Sachs & Co.	12/5/2018	RUB	55,330,600	USD	838,156	12,895	—
JP Morgan & Chase Co.	12/5/2018	RUB	10,926,000	USD	165,506	2,544	—
Goldman Sachs & Co.	12/5/2018	SEK	1,371,600	USD	150,474	—	(278)
JP Morgan & Chase Co.	12/5/2018	SEK	1,093,600	USD	119,968	—	(229)
The Bank of Nova Scotia	12/5/2018	SEK	16,176,100	USD	1,773,948	—	(3,958)
Goldman Sachs & Co.	12/5/2018	SGD	311,000	USD	224,719	—	(1,995)
JP Morgan & Chase Co.	12/5/2018	SGD	1,005,900	USD	726,867	—	(6,417)
JP Morgan & Chase Co.	12/5/2018	TRY	959,400	USD	167,589	—	(15,878)
Goldman Sachs & Co.	12/5/2018	TWD	97,010,300	USD	3,143,561	—	(7,337)
JP Morgan & Chase Co.	12/5/2018	TWD	6,351,400	USD	205,767	—	(527)
Goldman Sachs & Co.	12/5/2018	USD	145,599	AED	534,800	—	(5)
Goldman Sachs & Co.	12/5/2018	USD	7,649	AED	28,100	1	—
Goldman Sachs & Co.	12/5/2018	USD	201,851	AUD	276,400	187	—
Goldman Sachs & Co.	12/5/2018	USD	166,126	AUD	231,000	2,726	—
JP Morgan & Chase Co.	12/5/2018	USD	3,707,260	AUD	5,076,700	3,620	—
RBC Capital Markets	12/5/2018	USD	252,547	AUD	344,200	—	(950)
RBC Capital Markets	12/5/2018	USD	866,296	AUD	1,186,300	846	—
Goldman Sachs & Co.	12/5/2018	USD	100,414	BRL	375,800	—	(3,258)
Goldman Sachs & Co.	12/5/2018	USD	1,477,988	BRL	5,727,500	2,752	—
JP Morgan & Chase Co.	12/5/2018	USD	364,422	BRL	1,412,900	857	—
Goldman Sachs & Co.	12/5/2018	USD	343,109	CAD	451,300	—	(3,388)
Goldman Sachs & Co.	12/5/2018	USD	327,631	CAD	430,000	—	(3,943)
Goldman Sachs & Co.	12/5/2018	USD	4,564,710	CAD	6,066,700	2,065	—
Goldman Sachs & Co.	12/5/2018	USD	146,551	CAD	192,000	—	(2,021)
JP Morgan & Chase Co.	12/5/2018	USD	445,432	CAD	592,000	202	—
RBC Capital Markets	12/5/2018	USD	1,441,803	CAD	1,916,300	713	—
Goldman Sachs & Co.	12/5/2018	USD	135,827	CHF	136,000	388	—
Goldman Sachs & Co.	12/5/2018	USD	308,251	CHF	307,800	36	—
Goldman Sachs & Co.	12/5/2018	USD	4,724,287	CHF	4,720,800	3,978	—
JP Morgan & Chase Co.	12/5/2018	USD	549,957	CHF	549,600	512	—
RBC Capital Markets	12/5/2018	USD	578,476	CHF	578,100	538	—
Goldman Sachs & Co.	12/5/2018	USD	13,982	CLP	9,326,700	—	(95)
Goldman Sachs & Co.	12/5/2018	USD	243,346	CLP	163,726,700	434	—
JP Morgan & Chase Co.	12/5/2018	USD	20,027	CLP	13,480,400	44	—
JP Morgan & Chase Co.	12/5/2018	USD	59,000	CNH	410,400	38	—
Goldman Sachs & Co.	12/5/2018	USD	5,913	COP	18,704,400	—	(131)
Goldman Sachs & Co.	12/5/2018	USD	102,526	COP	332,003,700	102	—
JP Morgan & Chase Co.	12/5/2018	USD	7,223	COP	23,380,500	5	—
Goldman Sachs & Co.	12/5/2018	USD	50,651	CZK	1,161,500	—	(14)
Goldman Sachs & Co.	12/5/2018	USD	60,471	DKK	394,800	—	(550)
Goldman Sachs & Co.	12/5/2018	USD	144,979	DKK	952,000	—	(489)
Goldman Sachs & Co.	12/5/2018	USD	1,059,172	DKK	6,980,700	326	—
JP Morgan & Chase Co.	12/5/2018	USD	79,049	DKK	521,000	26	—
Goldman Sachs & Co.	12/5/2018	USD	35,268	EGP	632,000	—	(34)
Goldman Sachs & Co.	12/5/2018	USD	1,114,811	EUR	975,500	—	(9,842)
Goldman Sachs & Co.	12/5/2018	USD	5,294,591	EUR	4,675,800	1,784	—
Goldman Sachs & Co.	12/5/2018	USD	680,055	EUR	596,000	—	(4,954)
Goldman Sachs & Co.	12/5/2018	USD	1,366,521	EUR	1,203,000	—	(3,859)
JP Morgan & Chase Co.	12/5/2018	USD	13,306,202	EUR	11,752,000	5,529	—
RBC Capital Markets	12/5/2018	USD	2,385,198	EUR	2,106,600	991	—
Goldman Sachs & Co.	12/5/2018	USD	628,029	GBP	489,300	—	(4,332)
Goldman Sachs & Co.	12/5/2018	USD	2,320,714	GBP	1,818,800	—	(2,343)
Goldman Sachs & Co.	12/5/2018	USD	237,529	GBP	183,000	—	(4,264)
Goldman Sachs & Co.	12/5/2018	USD	383,882	GBP	300,000	—	(1,481)
JP Morgan & Chase Co.	12/5/2018	USD	8,672,547	GBP	6,797,200	—	(8,354)

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	12/5/2018	USD	867,612	GBP	680,000	$—	$(836)
Goldman Sachs & Co.	12/5/2018	USD	391,931	HKD	3,066,300	36	—
Goldman Sachs & Co.	12/5/2018	USD	200,900	HKD	1,570,000	—	(206)
Goldman Sachs & Co.	12/5/2018	USD	791,838	HKD	6,200,000	712	—
Goldman Sachs & Co.	12/5/2018	USD	2,410,022	HKD	18,859,600	814	—
JP Morgan & Chase Co.	12/5/2018	USD	5,034,751	HKD	39,400,700	1,867	—
Goldman Sachs & Co.	12/5/2018	USD	4,089	HUF	1,151,300	—	(60)
Goldman Sachs & Co.	12/5/2018	USD	20,385	HUF	5,831,900	25	—
JP Morgan & Chase Co.	12/5/2018	USD	56,075	HUF	16,042,500	70	—
Goldman Sachs & Co.	12/5/2018	USD	117,099	IDR	1,679,087,700	213	—
Goldman Sachs & Co.	12/5/2018	USD	26,585	IDR	386,360,700	409	—
JP Morgan & Chase Co.	12/5/2018	USD	396,649	IDR	5,661,765,900	—	(1,078)
Goldman Sachs & Co.	12/5/2018	USD	195,081	ILS	727,400	605	—
Goldman Sachs & Co.	12/5/2018	USD	10,361	ILS	38,300	—	(57)
Goldman Sachs & Co.	12/5/2018	USD	127,721	INR	8,896,700	—	(144)
Goldman Sachs & Co.	12/5/2018	USD	6,862	INR	493,000	208	—
JP Morgan & Chase Co.	12/5/2018	USD	6,759	INR	471,000	—	(5)
Goldman Sachs & Co.	12/5/2018	USD	1,092,462	JPY	123,000,000	—	(8,304)
Goldman Sachs & Co.	12/5/2018	USD	868,046	JPY	97,813,900	—	(5,885)
Goldman Sachs & Co.	12/5/2018	USD	2,915,332	JPY	331,012,300	2,307	—
Goldman Sachs & Co.	12/5/2018	USD	305,369	JPY	34,485,000	—	(1,408)
JP Morgan & Chase Co.	12/5/2018	USD	2,016,387	JPY	228,960,800	1,740	—
RBC Capital Markets	12/5/2018	USD	2,184,135	JPY	248,008,500	1,885	—
The Bank of New York Mellon	12/5/2018	USD	9,252,009	JPY	1,050,482,300	7,249	—
Goldman Sachs & Co.	12/5/2018	USD	327,478	KRW	373,354,000	5,653	—
Goldman Sachs & Co.	12/5/2018	USD	725,327	KRW	813,672,200	685	—
Goldman Sachs & Co.	12/5/2018	USD	183,574	KRW	205,735,000	—	(4)
JP Morgan & Chase Co.	12/5/2018	USD	2,760,894	KRW	3,095,293,500	931	—
Goldman Sachs & Co.	12/5/2018	USD	38,394	MXN	775,000	—	(347)
Goldman Sachs & Co.	12/5/2018	USD	213,660	MXN	4,347,800	—	(213)
JP Morgan & Chase Co.	12/5/2018	USD	47,604	MXN	968,700	—	(48)
The Bank of New York Mellon	12/5/2018	USD	462,331	MXN	9,408,000	—	(464)
Goldman Sachs & Co.	12/5/2018	USD	34,010	MYR	142,500	43	—
Goldman Sachs & Co.	12/5/2018	USD	646,873	MYR	2,708,200	291	—
Goldman Sachs & Co.	12/5/2018	USD	276,886	NOK	2,382,000	330	—
Goldman Sachs & Co.	12/5/2018	USD	29,104	NOK	245,600	—	(522)
JP Morgan & Chase Co.	12/5/2018	USD	32,163	NOK	276,700	39	—
The Bank of New York Mellon	12/5/2018	USD	233,375	NOK	2,007,700	281	—
Goldman Sachs & Co.	12/5/2018	USD	10,049	NZD	14,600	—	(12)
Goldman Sachs & Co.	12/5/2018	USD	180,934	NZD	263,400	142	—
JP Morgan & Chase Co.	12/5/2018	USD	9,136	NZD	13,300	7	—
Goldman Sachs & Co.	12/5/2018	USD	253,205	PHP	13,280,600	65	—
Goldman Sachs & Co.	12/5/2018	USD	14,231	PHP	748,200	38	—
JP Morgan & Chase Co.	12/5/2018	USD	17,832	PHP	935,300	5	—
Goldman Sachs & Co.	12/5/2018	USD	19,376	PLN	73,200	—	(64)
Goldman Sachs & Co.	12/5/2018	USD	7,783	PLN	29,500	—	—
JP Morgan & Chase Co.	12/5/2018	USD	24,141	PLN	91,500	—	(1)
The Bank of Nova Scotia	12/5/2018	USD	335,057	PLN	1,270,000	—	(7)
Goldman Sachs & Co.	12/5/2018	USD	12,412	QAR	45,200	2	—
Goldman Sachs & Co.	12/5/2018	USD	235,054	QAR	858,700	770	—
Goldman Sachs & Co.	12/5/2018	USD	50,120	RUB	3,312,800	—	(709)
Goldman Sachs & Co.	12/5/2018	USD	776,936	RUB	52,017,800	—	(1,085)
JP Morgan & Chase Co.	12/5/2018	USD	163,099	RUB	10,926,000	—	(137)
Goldman Sachs & Co.	12/5/2018	USD	138,778	SEK	1,265,000	257	—
Goldman Sachs & Co.	12/5/2018	USD	11,714	SEK	106,600	2	—
JP Morgan & Chase Co.	12/5/2018	USD	120,170	SEK	1,093,600	27	—
The Bank of Nova Scotia	12/5/2018	USD	96,584	SEK	868,800	—	(1,095)
The Bank of Nova Scotia	12/5/2018	USD	1,681,918	SEK	15,307,300	499	—

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2018	USD	47,970	SGD	65,800	$—	$(3)
Goldman Sachs & Co.	12/5/2018	USD	178,718	SGD	245,200	29	—
JP Morgan & Chase Co.	12/5/2018	USD	733,167	SGD	1,005,900	117	—
JP Morgan & Chase Co.	12/5/2018	USD	8,917	TRY	48,000	262	—
JP Morgan & Chase Co.	12/5/2018	USD	173,412	TRY	911,400	876	—
Goldman Sachs & Co.	12/5/2018	USD	2,613,462	TWD	80,622,700	5,166	—
Goldman Sachs & Co.	12/5/2018	USD	148,972	TWD	4,577,600	—	(291)
Goldman Sachs & Co.	12/5/2018	USD	382,671	TWD	11,810,000	918	—
JP Morgan & Chase Co.	12/5/2018	USD	206,248	TWD	6,351,400	46	—
Goldman Sachs & Co.	12/5/2018	USD	77,710	ZAR	1,088,100	755	—
Goldman Sachs & Co.	12/5/2018	USD	1,386,546	ZAR	19,228,400	55	—
Goldman Sachs & Co.	12/5/2018	USD	168,153	ZAR	2,493,000	11,622	—
JP Morgan & Chase Co.	12/5/2018	USD	104,198	ZAR	1,445,000	4	—
Goldman Sachs & Co.	12/5/2018	ZAR	22,809,500	USD	1,538,558	—	(106,285)
JP Morgan & Chase Co.	12/5/2018	ZAR	1,445,000	USD	97,462	—	(6,740)
Goldman Sachs & Co.	12/6/2018	THB	19,299,400	USD	582,623	—	(4,355)
Goldman Sachs & Co.	12/6/2018	USD	556,515	THB	18,334,400	1,113	—
Goldman Sachs & Co.	12/6/2018	USD	29,367	THB	965,000	—	(17)
Goldman Sachs & Co.	1/4/2019	AUD	276,400	USD	201,952	—	(194)
JP Morgan & Chase Co.	1/4/2019	AUD	5,076,700	USD	3,708,986	—	(3,875)
RBC Capital Markets	1/4/2019	AUD	1,186,300	USD	866,705	—	(900)
Goldman Sachs & Co.	1/4/2019	BRL	5,727,500	USD	1,476,084	—	(2,249)
JP Morgan & Chase Co.	1/4/2019	BRL	1,412,900	USD	363,943	—	(742)
Goldman Sachs & Co.	1/4/2019	CAD	6,066,700	USD	4,568,852	—	(1,942)
JP Morgan & Chase Co.	1/4/2019	CAD	592,000	USD	445,838	—	(188)
RBC Capital Markets	1/4/2019	CAD	150,000	USD	112,963	—	(51)
RBC Capital Markets	1/4/2019	CAD	1,916,300	USD	1,443,138	—	(647)
Goldman Sachs & Co.	1/4/2019	CHF	4,720,800	USD	4,741,473	—	(3,930)
JP Morgan & Chase Co.	1/4/2019	CHF	549,600	USD	551,907	—	(557)
RBC Capital Markets	1/4/2019	CHF	75,000	USD	75,321	—	(70)
RBC Capital Markets	1/4/2019	CHF	578,100	USD	580,527	—	(586)
Goldman Sachs & Co.	1/4/2019	CLP	163,726,700	USD	243,328	—	(497)
JP Morgan & Chase Co.	1/4/2019	CLP	13,480,400	USD	20,029	—	(46)
JP Morgan & Chase Co.	1/4/2019	CNH	410,400	USD	58,940	—	(36)
Goldman Sachs & Co.	1/4/2019	COP	332,003,700	USD	102,372	—	(81)
JP Morgan & Chase Co.	1/4/2019	COP	23,380,500	USD	7,211	—	(4)
Goldman Sachs & Co.	1/4/2019	CZK	1,161,500	USD	50,741	—	(73)
Goldman Sachs & Co.	1/4/2019	DKK	6,980,700	USD	1,062,641	—	(358)
JP Morgan & Chase Co.	1/4/2019	DKK	521,000	USD	79,306	—	(30)
Goldman Sachs & Co.	1/4/2019	EUR	4,675,800	USD	5,310,783	—	(2,238)
JP Morgan & Chase Co.	1/4/2019	EUR	11,752,000	USD	13,346,746	—	(6,825)
RBC Capital Markets	1/4/2019	EUR	2,106,600	USD	2,392,423	—	(1,265)
RBC Capital Markets	1/4/2019	EUR	160,000	USD	181,725	—	(79)
Goldman Sachs & Co.	1/4/2019	GBP	1,818,800	USD	2,325,174	2,337	—
JP Morgan & Chase Co.	1/4/2019	GBP	6,797,200	USD	8,688,793	7,912	—
RBC Capital Markets	1/4/2019	GBP	680,000	USD	869,275	829	—
Goldman Sachs & Co.	1/4/2019	HKD	18,859,600	USD	2,412,716	—	(245)
Goldman Sachs & Co.	1/4/2019	HKD	5,000,000	USD	639,470	—	(247)
JP Morgan & Chase Co.	1/4/2019	HKD	39,400,700	USD	5,038,807	—	(2,252)
Goldman Sachs & Co.	1/4/2019	HUF	5,831,900	USD	20,439	—	(35)
JP Morgan & Chase Co.	1/4/2019	HUF	16,042,500	USD	56,233	—	(86)
Goldman Sachs & Co.	1/4/2019	IDR	1,679,087,700	USD	116,757	—	(40)
JP Morgan & Chase Co.	1/4/2019	IDR	5,661,765,900	USD	394,989	1,156	—
Goldman Sachs & Co.	1/4/2019	ILS	727,400	USD	195,425	—	(704)
Goldman Sachs & Co.	1/4/2019	INR	8,896,700	USD	127,264	133	—
JP Morgan & Chase Co.	1/4/2019	INR	471,000	USD	6,737	6	—
Goldman Sachs & Co.	1/4/2019	KRW	813,672,200	USD	726,039	—	(811)
JP Morgan & Chase Co.	1/4/2019	KRW	3,095,293,500	USD	2,763,606	—	(1,408)

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	1/4/2019	MXN	4,347,800	USD	212,697	$255	$—
JP Morgan & Chase Co.	1/4/2019	MXN	968,700	USD	47,391	58	—
The Bank of New York Mellon	1/4/2019	MXN	9,408,000	USD	460,212	517	—
Goldman Sachs & Co.	1/4/2019	MYR	2,708,200	USD	646,179	—	(813)
Goldman Sachs & Co.	1/4/2019	NOK	2,382,000	USD	277,307	—	(338)
JP Morgan & Chase Co.	1/4/2019	NOK	276,700	USD	32,213	—	(39)
The Bank of New York Mellon	1/4/2019	NOK	2,007,700	USD	233,730	—	(287)
Goldman Sachs & Co.	1/4/2019	NZD	263,400	USD	181,024	—	(142)
JP Morgan & Chase Co.	1/4/2019	NZD	13,300	USD	9,140	—	(8)
Goldman Sachs & Co.	1/4/2019	PHP	13,280,600	USD	252,867	100	—
JP Morgan & Chase Co.	1/4/2019	PHP	935,300	USD	17,802	—	—
Goldman Sachs & Co.	1/4/2019	PLN	29,500	USD	7,788	—	(1)
JP Morgan & Chase Co.	1/4/2019	PLN	91,500	USD	24,158	—	(1)
The Bank of Nova Scotia	1/4/2019	PLN	1,270,000	USD	335,314	—	(10)
Goldman Sachs & Co.	1/4/2019	SEK	106,600	USD	11,753	—	(2)
JP Morgan & Chase Co.	1/4/2019	SEK	1,093,600	USD	120,565	—	(29)
The Bank of Nova Scotia	1/4/2019	SEK	15,307,300	USD	1,687,108	—	(855)
Goldman Sachs & Co.	1/4/2019	SGD	245,200	USD	178,795	—	(56)
JP Morgan & Chase Co.	1/4/2019	SGD	1,005,900	USD	733,517	—	(197)
Goldman Sachs & Co.	1/4/2019	THB	18,334,400	USD	556,684	—	(1,614)
JP Morgan & Chase Co.	1/4/2019	TRY	911,400	USD	170,471	—	(775)
Goldman Sachs & Co.	1/4/2019	TWD	80,622,700	USD	2,619,406	—	(6,245)
JP Morgan & Chase Co.	1/4/2019	TWD	6,351,400	USD	206,738	—	(109)
RBC Capital Markets	1/4/2019	USD	79,266	GBP	62,000	—	(84)
Goldman Sachs & Co.	1/4/2019	USD	83,220	MXN	1,700,000	—	(154)
Goldman Sachs & Co.	1/4/2019	ZAR	19,228,400	USD	1,381,445	—	(26)
JP Morgan & Chase Co.	1/4/2019	ZAR	1,445,000	USD	103,824	7	—
Goldman Sachs & Co.	1/7/2019	AED	534,800	USD	145,575	—	(5)
Goldman Sachs & Co.	1/7/2019	JPY	331,012,300	USD	2,925,434	—	(2,202)
JP Morgan & Chase Co.	1/7/2019	JPY	228,960,800	USD	2,023,408	—	(1,634)
RBC Capital Markets	1/7/2019	JPY	248,008,500	USD	2,191,662	—	(1,847)
RBC Capital Markets	1/7/2019	JPY	40,000,000	USD	353,511	—	(269)
The Bank of New York Mellon	1/7/2019	JPY	1,050,482,300	USD	9,284,103	—	(6,882)
Goldman Sachs & Co.	1/7/2019	QAR	858,700	USD	234,990	—	(814)
Goldman Sachs & Co.	1/8/2019	EGP	632,000	USD	34,956	88	—
Goldman Sachs & Co.	1/10/2019	RUB	52,017,800	USD	773,654	1,326	—
JP Morgan & Chase Co.	1/10/2019	RUB	10,926,000	USD	162,450	227	—

Total unrealized appreciation (depreciation)						$548,610	$(621,114)

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$92,035,738	$—	$26,983	$92,062,721
Preferred Stocks (i)	1,289,002	—	—	1,289,002
Rights (i)	0	—	—	0
Short-Term Investments (i)	6,742,133	—	—	6,742,133
Derivatives (j)
Forward Foreign Currency Contracts	—	548,610	—	548,610
Futures Contracts	53,622	—	—	53,622

TOTAL	$100,120,495	$548,610	$26,983	$100,696,088

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(621,114)	$—	$(621,114)
Futures Contracts	(211,630)	—	—	(211,630)

TOTAL	$(211,630)	$(621,114)	$—	$(832,744)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2018, the amount of transfers between Level 1 and Level 3 was $39,144 and between Level 3 and Level 1 was $2,974. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 90.1%
Australia — 16.8%
AGL Energy Ltd.	494	$6,792
Alumina Ltd.	1,993	3,248
Amcor Ltd.	864	8,481
AMP Ltd.	2,271	4,034
APA Group (a)	902	5,802
Aristocrat Leisure Ltd.	445	7,695
ASX Ltd.	148	6,522
Aurizon Holdings Ltd.	1,492	4,591
AusNet Services	1,362	1,538
Australia & New Zealand Banking Group Ltd.	2,113	41,390
Bank of Queensland Ltd.	298	2,163
Bendigo & Adelaide Bank Ltd.	349	2,724
BHP Billiton Ltd.	2,475	55,517
BlueScope Steel Ltd.	406	3,332
Boral Ltd.	888	3,310
Brambles Ltd.	1,135	8,520
Caltex Australia Ltd.	217	4,366
Challenger Ltd.	407	2,832
CIMIC Group Ltd.	73	2,166
Coca-Cola Amatil Ltd.	430	2,715
Cochlear Ltd.	44	5,444
Coles Group Ltd.*	882	7,549
Commonwealth Bank of Australia	1,310	68,201
Computershare Ltd.	341	4,524
Crown Resorts Ltd.	278	2,377
CSL Ltd.	348	45,122
Dexus REIT	746	5,703
Domino’s Pizza Enterprises Ltd.	46	1,546
Flight Centre Travel Group Ltd.	42	1,500
Fortescue Metals Group Ltd.	1,237	3,617
Goodman Group REIT	1,196	8,960
GPT Group REIT	1,484	5,716
Harvey Norman Holdings Ltd. (b)	450	1,039
Incitec Pivot Ltd.	1,280	3,518
Insurance Australia Group Ltd.	1,683	8,955
LendLease Group (a)	472	4,368
Macquarie Group Ltd.	245	20,489
Medibank Pvt Ltd.	2,104	3,722
Mirvac Group REIT	2,673	4,279
National Australia Bank Ltd.	2,039	36,721
Newcrest Mining Ltd.	628	9,524
Oil Search Ltd.	1,047	5,594
Orica Ltd.	285	3,645
Origin Energy Ltd.*	1,350	6,394
QBE Insurance Group Ltd.	998	8,257
Ramsay Health Care Ltd.	108	4,280
REA Group Ltd.	41	2,280
Santos Ltd.	1,397	5,636
Scentre Group REIT	3,964	11,299
SEEK Ltd.	255	3,444
Sonic Healthcare Ltd.	305	5,083
South32 Ltd.	3,945	8,939
Stockland REIT	1,832	4,874
Suncorp Group Ltd.	983	9,570
Sydney Airport (a)	766	3,807

	Number of Shares	Value
Australia (Continued)
Tabcorp Holdings Ltd.	1,404	$4,402
Telstra Corp. Ltd.	3,210	6,874
TPG Telecom Ltd.	257	1,351
Transurban Group (a)	1,981	16,492
Treasury Wine Estates Ltd.	539	5,574
Vicinity Centres REIT	2,377	4,639
Washington H Soul Pattinson & Co. Ltd.	74	1,418
Wesfarmers Ltd.	882	20,365
Westpac Banking Corp.	2,538	48,175
Woodside Petroleum Ltd.	716	16,254
Woolworths Group Ltd.	1,009	21,328
WorleyParsons Ltd.	221	2,132

		662,718

China — 25.2%
3SBio, Inc., 144A (b)	974	1,434
51job, Inc., ADR*	18	1,225
58.com, Inc., ADR*	40	2,384
AAC Technologies Holdings, Inc.	550	3,898
Agile Group Holdings Ltd.	1,929	2,618
Agricultural Bank of China Ltd., Class H	22,638	10,243
Air China Ltd., Class H	1,413	1,367
Alibaba Group Holding Ltd., ADR*	966	155,391
Aluminum Corp. of China Ltd., Class H*	3,344	1,197
Anhui Conch Cement Co. Ltd., Class H	937	4,892
ANTA Sports Products Ltd.	809	3,676
Autohome, Inc., ADR	46	3,788
AviChina Industry & Technology Co. Ltd., Class H	1,649	1,157
BAIC Motor Corp. Ltd., Class H, 144A	1,294	794
Baidu, Inc., ADR*	215	40,480
Bank of China Ltd., Class A	2,000	1,040
Bank of China Ltd., Class H	60,125	26,282
Bank of Communications Co. Ltd., Class H	6,673	5,075
BBMG Corp., Class H (b)	2,000	644
BeiGene Ltd., ADR*	22	3,373
Beijing Capital International Airport Co. Ltd., Class H	1,140	1,268
BOE Technology Group Co. Ltd., Class A	200	80
BYD Co. Ltd., Class H	536	4,018
BYD Electronic International Co. Ltd.	483	678
CGN Power Co. Ltd., Class H, 144A	8,157	2,023
China Cinda Asset Management Co. Ltd., Class H	6,245	1,676
China CITIC Bank Corp. Ltd., Class H	7,054	4,472
China Coal Energy Co. Ltd., Class H	1,000	400
China Communications Construction Co. Ltd., Class H	3,356	3,260
China Communications Services Corp. Ltd., Class H	2,329	1,944
China Conch Venture Holdings Ltd.	1,372	4,252
China Construction Bank Corp., Class H	73,708	62,836
China Eastern Airlines Corp. Ltd., Class H	2,000	1,242
China Everbright Bank Co. Ltd., Class H	2,178	966
China Evergrande Group (b)	1,887	5,945
China Galaxy Securities Co. Ltd., Class H	3,526	1,893
China Hongqiao Group Ltd.	1,500	930

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
China (Continued)
China Huarong Asset Management Co. Ltd., Class H, 144A	9,778	$2,012
China International Capital Corp. Ltd., Class H, 144A (b)	800	1,521
China Life Insurance Co. Ltd., Class H	5,641	12,113
China Literature Ltd., 144A*	115	603
China Longyuan Power Group Corp. Ltd., Class H	2,288	1,798
China Medical System Holdings Ltd.	953	1,039
China Merchants Bank Co. Ltd., Class A	100	411
China Merchants Bank Co. Ltd., Class H	2,809	11,614
China Minsheng Banking Corp. Ltd., Class A	1,200	1,054
China Minsheng Banking Corp. Ltd., Class H	5,001	3,695
China Molybdenum Co. Ltd., Class H	489	199
China National Building Material Co. Ltd., Class H	2,861	2,227
China Oriental Group Co. Ltd.	800	513
China Pacific Insurance Group Co. Ltd., Class H	1,999	7,077
China Petroleum & Chemical Corp., Class H	19,423	16,509
China Railway Construction Corp. Ltd., Class H	1,465	1,876
China Railway Group Ltd., Class H	3,279	3,013
China Railway Signal & Communication Corp. Ltd., Class H, 144A	1,000	707
China Resources Pharmaceutical Group Ltd., 144A	1,448	2,128
China Shenhua Energy Co. Ltd., Class H	2,605	5,787
China Southern Airlines Co. Ltd., Class H	1,486	1,012
China State Construction Engineering Corp. Ltd., Class A	600	499
China Telecom Corp. Ltd., Class H	10,002	5,382
China Tower Corp. Ltd., Class H, 144A*	28,000	4,151
China United Network Communications Ltd., Class A	400	304
China Vanke Co. Ltd., Class H	961	3,304
China Zhongwang Holdings Ltd.	1,200	554
Chongqing Changan Automobile Co. Ltd., Class A	800	710
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,802	1,053
CIFI Holdings Group Co. Ltd.	2,130	1,067
CITIC Securities Co. Ltd., Class H	1,866	3,482
CNOOC Ltd.	14,022	23,836
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	2,000	1,081
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,400	827
COSCO SHIPPING Holdings Co. Ltd., Class H*	1,541	626
Country Garden Holdings Co. Ltd.	6,048	7,436
Country Garden Services Holdings Co. Ltd.*	1,000	1,656
CRRC Corp. Ltd., Class H	3,349	3,125

	Number of Shares	Value
China (Continued)
CSPC Pharmaceutical Group Ltd.	3,588	$7,264
Ctrip.com International Ltd., ADR*(b)	319	9,203
Dali Foods Group Co. Ltd., 144A	1,500	1,106
Datang International Power Generation Co. Ltd., Class H	2,000	491
Dongfeng Motor Group Co. Ltd., Class H	1,670	1,612
ENN Energy Holdings Ltd.	574	5,154
Fosun International Ltd.	2,068	3,288
Future Land Development Holdings Ltd. (b)	2,000	1,350
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	386	1,191
GDS Holdings Ltd., ADR*(b)	42	1,239
Geely Automobile Holdings Ltd.	3,707	7,306
Genscript Biotech Corp.*	523	909
GF Securities Co. Ltd., Class H	1,317	1,953
GOME Retail Holdings Ltd.*(b)	7,803	698
Great Wall Motor Co. Ltd., Class H	2,394	1,530
Greentown China Holdings Ltd.	500	408
Guangzhou Automobile Group Co. Ltd., Class H	2,231	2,321
Guangzhou R&F Properties Co. Ltd., Class H	817	1,266
Guotai Junan Securities Co. Ltd., Class H, 144A	462	960
Haitong Securities Co. Ltd., Class A	800	1,088
Haitong Securities Co. Ltd., Class H	2,192	2,275
Hengan International Group Co. Ltd.	548	4,479
HengTen Networks Group Ltd.*	13,230	457
Huaneng Power International, Inc., Class H	4,436	2,767
Huaneng Renewables Corp. Ltd., Class H	4,616	1,451
Huatai Securities Co. Ltd., Class H, 144A	1,665	2,754
Huaxia Bank Co. Ltd., Class A	1,000	1,122
Huazhu Group Ltd., ADR (b)	96	3,028
Hubei Energy Group Co. Ltd., Class A	1,700	884
Industrial & Commercial Bank of China Ltd., Class A	200	154
Industrial & Commercial Bank of China Ltd., Class H	52,351	37,202
Industrial Bank Co. Ltd., Class A	100	230
Inner Mongolia Yitai Coal Co. Ltd., Class B	800	975
JD.com, Inc., ADR*(b)	495	10,509
Jiangsu Expressway Co. Ltd., Class H	926	1,245
Jiangxi Copper Co. Ltd., Class H	693	837
Kaisa Group Holdings Ltd.*	1,216	390
Kingsoft Corp. Ltd.	633	1,058
KWG Group Holdings Ltd.*	1,000	890
Legend Holdings Corp., Class H, 144A	300	884
Lenovo Group Ltd.	5,474	3,953
Logan Property Holdings Co. Ltd.	2,000	2,339
Longfor Group Holdings Ltd.	1,248	3,509
Luye Pharma Group Ltd., 144A	1,000	798
Maanshan Iron & Steel Co. Ltd., Class H	2,000	920
Meitu, Inc., 144A*	1,012	420
Metallurgical Corp. of China Ltd., Class H	2,000	509
Midea Group Co. Ltd., Class A	100	557
Minth Group Ltd.	516	1,731
Momo, Inc., ADR*	63	1,975

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
China (Continued)
NetEase, Inc., ADR	62	$14,078
New China Life Insurance Co. Ltd., Class H	621	2,718
New Oriental Education & Technology Group, Inc., ADR*	106	6,059
Noah Holdings Ltd., ADR*	21	1,022
People’s Insurance Co. Group of China Ltd., Class H	5,790	2,494
PetroChina Co. Ltd., Class A	1,000	1,096
PetroChina Co. Ltd., Class H	15,997	11,225
PICC Property & Casualty Co. Ltd., Class H	5,230	5,368
Ping An Bank Co. Ltd., Class A	100	149
Ping An Insurance Group Co. of China Ltd., Class H	3,803	36,795
Postal Savings Bank of China Co. Ltd., Class H, 144A	1,631	986
SAIC Motor Corp. Ltd., Class A	100	358
Semiconductor Manufacturing International Corp.*	2,292	2,106
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,428	1,341
Shanghai Electric Group Co. Ltd., Class H	3,304	1,123
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	418	1,442
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	618	834
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	654	1,613
Shanghai Pudong Development Bank Co. Ltd., Class A	100	154
Shenwan Hongyuan Group Co. Ltd., Class A	1,700	1,087
Shenzhou International Group Holdings Ltd.	567	6,885
Shui On Land Ltd.	2,278	539
Sihuan Pharmaceutical Holdings Group Ltd.	2,895	644
SINA Corp.*	48	3,109
Sino-Ocean Group Holding Ltd.	2,412	1,079
Sinopec Engineering Group Co. Ltd., Class H	1,000	927
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,817	1,278
Sinopharm Group Co. Ltd., Class H	1,132	5,578
Sinotrans Ltd., Class H	1,518	607
SOHO China Ltd.*	943	352
Sunac China Holdings Ltd. (b)	1,780	5,915
Sunny Optical Technology Group Co. Ltd.	440	4,257
TAL Education Group, ADR*	281	7,888
Tencent Holdings Ltd.	4,333	172,788
Tingyi Cayman Islands Holding Corp.	1,488	1,928
Tong Ren Tang Technologies Co. Ltd., Class H	1,000	1,431
TravelSky Technology Ltd., Class H	707	1,902
Tsingtao Brewery Co. Ltd., Class H	272	1,107
Uni-President China Holdings Ltd.	1,000	911
Vipshop Holdings Ltd., ADR*	310	1,789
Want Want China Holdings Ltd.	4,080	3,009

	Number of Shares	Value
China (Continued)
Weibo Corp., ADR*	22	$1,401
Weichai Power Co. Ltd., Class H	2,603	2,795
Wuliangye Yibin Co. Ltd., Class A	100	754
Wuxi Biologics Cayman, Inc., 144A*	461	3,865
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	439	434
Xinyi Solar Holdings Ltd.	2,582	967
Yangzijiang Shipbuilding Holdings Ltd.	2,202	1,990
Yihai International Holding Ltd.	325	872
Yum China Holdings, Inc.	278	9,961
Yuzhou Properties Co. Ltd.	1,000	438
YY, Inc., ADR*	19	1,293
Zhejiang Expressway Co. Ltd., Class H	1,087	913
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	100	410
Zhongsheng Group Holdings Ltd.	356	723
Zhuzhou CRRC Times Electric Co. Ltd., Class H	390	2,094
Zijin Mining Group Co. Ltd., Class H	4,272	1,611
ZTE Corp., Class H*	613	1,205

		993,178

Hong Kong — 12.8%
AIA Group Ltd.	9,322	76,075
Alibaba Health Information Technology Ltd.*	3,023	2,705
Alibaba Pictures Group Ltd.*(b)	9,422	1,469
ASM Pacific Technology Ltd.	247	2,526
Bank of East Asia Ltd.	887	2,987
Beijing Enterprises Holdings Ltd.	224	1,314
Beijing Enterprises Water Group Ltd.*	3,233	1,872
BOC Hong Kong Holdings Ltd.	2,805	10,935
Brilliance China Automotive Holdings Ltd.	2,292	2,027
China Ding Yi Feng Holdings Ltd.*	700	2,040
China Everbright International Ltd.	3,196	2,794
China Everbright Ltd.	840	1,565
China First Capital Group Ltd.*	2,000	971
China Gas Holdings Ltd.	1,324	4,544
China Jinmao Holdings Group Ltd.	4,022	1,928
China Mengniu Dairy Co. Ltd.*	2,084	6,446
China Merchants Port Holdings Co. Ltd.	1,160	2,108
China Mobile Ltd.	4,449	44,154
China Overseas Land & Investment Ltd.	2,907	10,143
China Power International Development Ltd.	2,000	468
China Resources Beer Holdings Co. Ltd.	1,281	4,339
China Resources Cement Holdings Ltd.	1,382	1,349
China Resources Gas Group Ltd.	674	2,718
China Resources Land Ltd.	2,102	7,791
China Resources Power Holdings Co. Ltd.	1,459	2,764
China State Construction International Holdings Ltd.	1,530	1,334
China Taiping Insurance Holdings Co. Ltd.	621	2,056
China Traditional Chinese Medicine Holdings Co. Ltd.	1,434	953
China Travel International Investment Hong Kong Ltd.	2,112	586

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
China Unicom Hong Kong Ltd.	4,539	$5,262
CITIC Ltd.	3,936	6,319
CK Asset Holdings Ltd.	2,035	14,656
CK Hutchison Holdings Ltd.	2,036	21,286
CK Infrastructure Holdings Ltd.	502	3,818
CLP Holdings Ltd.	1,245	13,725
COSCO SHIPPING Ports Ltd.	1,210	1,228
Dairy Farm International Holdings Ltd.	200	1,760
Far East Horizon Ltd.	1,638	1,631
Fullshare Holdings Ltd.*(b)	5,451	2,062
Galaxy Entertainment Group Ltd.	1,731	10,631
Guangdong Investment Ltd.	1,990	3,841
Haier Electronics Group Co. Ltd.*	1,070	2,492
Hang Lung Group Ltd.	727	2,016
Hang Lung Properties Ltd.	1,535	3,108
Hang Seng Bank Ltd.	571	13,180
Henderson Land Development Co. Ltd.	999	5,133
HK Electric Investments & HK Electric Investments Ltd. (a)	2,180	2,090
HKT Trust & HKT Ltd. (a)	2,871	4,154
Hong Kong & China Gas Co. Ltd.	6,999	14,116
Hong Kong Exchanges & Clearing Ltd.	858	25,003
Hongkong Land Holdings Ltd.	900	5,859
Hutchison China MediTech Ltd., ADR*	37	1,275
Hysan Development Co. Ltd.	475	2,271
Jardine Matheson Holdings Ltd.	142	9,376
Jardine Strategic Holdings Ltd.	200	7,700
Jiayuan International Group Ltd.	616	1,104
Kerry Properties Ltd.	492	1,688
Kingboard Holdings Ltd.	635	1,814
Kingboard Laminates Holdings Ltd.	885	843
Kunlun Energy Co. Ltd.	1,966	2,380
Lee & Man Paper Manufacturing Ltd.	1,418	1,285
Link REIT	1,679	15,987
Melco Resorts & Entertainment Ltd., ADR	187	3,379
MTR Corp. Ltd.	1,154	5,988
New World Development Co. Ltd.	4,623	6,216
Nine Dragons Paper Holdings Ltd.	451	457
NWS Holdings Ltd.	1,415	2,977
PCCW Ltd.	3,633	2,131
Power Assets Holdings Ltd.	897	6,076
Shanghai Industrial Holdings Ltd.	244	532
Shangri-La Asia Ltd.	950	1,348
Shenzhen International Holdings Ltd.	521	1,045
Shimao Property Holdings Ltd.	1,023	2,529
Sino Biopharmaceutical Ltd.	5,190	4,736
Sino Land Co. Ltd.	2,442	4,201
SJM Holdings Ltd.	1,243	1,120
SSY Group Ltd.	950	975
Sun Art Retail Group Ltd.	1,738	1,941
Sun Hung Kai Properties Ltd.	1,159	16,517
Swire Pacific Ltd., Class A	378	4,179
Swire Properties Ltd.	899	3,131
Techtronic Industries Co. Ltd.	1,043	5,612
Towngas China Co. Ltd.*	827	645
WH Group Ltd., 144A	6,568	4,793
Wharf Holdings Ltd.	926	2,480

	Number of Shares	Value
Hong Kong (Continued)
Wharf Real Estate Investment Co. Ltd.	926	$5,569
Wheelock & Co. Ltd.	616	3,535
Yue Yuen Industrial Holdings Ltd.	563	1,637
Yuexiu Property Co. Ltd.	4,000	741

		506,544

Indonesia — 2.2%
PT Adaro Energy Tbk	11,783	1,059
PT Astra International Tbk	15,449	9,235
PT Bank Central Asia Tbk	7,478	13,620
PT Bank Danamon Indonesia Tbk	2,232	1,159
PT Bank Mandiri Persero Tbk	14,304	7,401
PT Bank Negara Indonesia Persero Tbk	5,746	3,415
PT Bank Rakyat Indonesia Persero Tbk	42,278	10,701
PT Bank Tabungan Negara Persero Tbk	2,895	540
PT Bukit Asam Tbk	2,000	562
PT Bumi Serpong Damai Tbk*	5,822	549
PT Charoen Pokphand Indonesia Tbk	5,409	2,250
PT Gudang Garam Tbk	360	2,064
PT Hanjaya Mandala Sampoerna Tbk	8,048	2,071
PT Indah Kiat Pulp & Paper Corp. Tbk	2,000	1,468
PT Indocement Tunggal Prakarsa Tbk	1,395	1,863
PT Indofood CBP Sukses Makmur Tbk	1,765	1,216
PT Indofood Sukses Makmur Tbk	3,544	1,635
PT Jasa Marga Persero Tbk	2,336	675
PT Kalbe Farma Tbk	20,806	2,218
PT Pabrik Kertas Tjiwi Kimia Tbk	1,000	792
PT Pakuwon Jati Tbk	18,432	760
PT Perusahaan Gas Negara Persero Tbk	8,644	1,182
PT Semen Indonesia Persero Tbk	2,268	1,907
PT Surya Citra Media Tbk	5,129	687
PT Telekomunikasi Indonesia Persero Tbk	38,998	10,034
PT Tower Bersama Infrastructure Tbk	1,545	433
PT Unilever Indonesia Tbk	1,113	3,288
PT United Tractors Tbk	1,353	2,601

		85,385

Ireland — 0.1%
James Hardie Industries PLC CDI (c)	332	3,882

Macau — 0.3%
MGM China Holdings Ltd. (b)	759	1,296
Sands China Ltd.	1,901	8,225
Wynn Macau Ltd.	1,231	2,797

		12,318

Malaysia — 2.2%
AirAsia Group Bhd	1,200	883
Alliance Bank Malaysia Bhd	676	662
AMMB Holdings Bhd	1,200	1,222
Astro Malaysia Holdings Bhd	1,200	344
Axiata Group Bhd	2,036	1,766
British American Tobacco Malaysia Bhd	150	1,351
CIMB Group Holdings Bhd	3,600	4,955
Dialog Group Bhd	2,800	2,121
DiGi.Com Bhd	2,302	2,333
FGV Holdings Bhd	1,500	317
Fraser & Neave Holdings Bhd	100	796

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Malaysia (Continued)
Gamuda Bhd	1,200	$677
Genting Bhd	1,700	2,551
Genting Malaysia Bhd	2,353	1,608
Genting Plantations Bhd	200	454
HAP Seng Consolidated Bhd	500	1,177
Hartalega Holdings Bhd	900	1,377
Hong Leong Bank Bhd	551	2,684
Hong Leong Financial Group Bhd	225	1,037
IHH Healthcare Bhd	1,476	1,894
IJM Corp. Bhd	2,300	896
IOI Corp. Bhd	1,500	1,523
IOI Properties Group Bhd	1,225	477
Kuala Lumpur Kepong Bhd	500	2,927
Malayan Banking Bhd	3,302	7,410
Malaysia Airports Holdings Bhd	625	1,146
Maxis Bhd	1,501	1,948
MISC Bhd	925	1,359
Nestle Malaysia Bhd	33	1,178
Petronas Chemicals Group Bhd	1,800	3,957
Petronas Dagangan Bhd	100	617
Petronas Gas Bhd	575	2,603
PPB Group Bhd	360	1,514
Press Metal Aluminium Holdings Bhd	900	1,024
Public Bank Bhd	2,226	13,257
QL Resources Bhd	400	675
RHB Bank Bhd	600	753
Sime Darby Bhd	1,746	956
Sime Darby Plantation Bhd	1,746	1,961
Sime Darby Property Bhd	1,746	415
SP Setia Bhd Group	600	308
Telekom Malaysia Bhd	851	474
Tenaga Nasional Bhd	2,200	7,487
Top Glove Corp. Bhd	1,100	1,569
Westports Holdings Bhd	800	721
YTL Corp. Bhd	3,470	929

		88,293

New Zealand — 0.6%
a2 Milk Co. Ltd.*	551	3,920
Auckland International Airport Ltd.	764	3,781
Fisher & Paykel Healthcare Corp. Ltd.	382	3,493
Fletcher Building Ltd.*	783	2,562
Meridian Energy Ltd.	979	2,224
Ryman Healthcare Ltd.	296	2,358
Spark New Zealand Ltd.	1,272	3,699

		22,037

Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	1,497	1,491
Aboitiz Power Corp.	1,150	695
Alliance Global Group, Inc.*	3,000	654
Ayala Corp.	215	3,901
Ayala Land, Inc.	6,126	4,867
Bank of the Philippine Islands	845	1,515
BDO Unibank, Inc.	1,429	3,549
DMCI Holdings, Inc.	3,000	706
Globe Telecom, Inc.	25	940

	Number of Shares	Value
Philippines (Continued)
GT Capital Holdings, Inc.	62	$1,050
International Container Terminal Services, Inc.	383	683
JG Summit Holdings, Inc.	2,540	2,336
Jollibee Foods Corp.	348	1,848
Manila Electric Co.	270	1,979
Megaworld Corp.	8,700	748
Metro Pacific Investments Corp.	11,900	1,067
Metropolitan Bank & Trust Co.	229	326
PLDT, Inc.	75	1,657
Robinsons Land Corp.	1,161	453
Security Bank Corp.	120	369
SM Investments Corp.	177	3,068
SM Prime Holdings, Inc.	7,357	4,870
Universal Robina Corp.	700	1,709

		40,481

Singapore — 3.3%
Ascendas Real Estate Investment Trust REIT	1,750	3,278
BOC Aviation Ltd., 144A (b)	171	1,318
CapitaLand Commercial Trust REIT	1,823	2,312
CapitaLand Ltd.	2,051	4,664
CapitaLand Mall Trust REIT	1,801	2,954
City Developments Ltd.	250	1,536
ComfortDelGro Corp. Ltd.	1,700	2,602
DBS Group Holdings Ltd.	1,300	23,102
Genting Singapore Ltd.	4,603	3,254
Golden Agri-Resources Ltd.	5,503	983
Jardine Cycle & Carriage Ltd.	100	2,566
Keppel Corp. Ltd.	1,100	4,859
Oversea-Chinese Banking Corp. Ltd.	2,394	19,649
SATS Ltd.	400	1,397
Sembcorp Industries Ltd.	650	1,237
Singapore Airlines Ltd.	400	2,773
Singapore Exchange Ltd.	650	3,468
Singapore Press Holdings Ltd.	1,150	2,213
Singapore Technologies Engineering Ltd.	1,150	2,976
Singapore Telecommunications Ltd.	6,503	14,600
Suntec Real Estate Investment Trust REIT	1,800	2,309
United Overseas Bank Ltd.	1,017	18,644
UOL Group Ltd.	358	1,594
Venture Corp. Ltd.	200	2,174
Wilmar International Ltd.	1,450	3,213

		129,675

South Korea — 12.4%
Amorepacific Corp.	24	3,693
AMOREPACIFIC Group	20	1,158
BGF retail Co. Ltd.	6	1,041
BNK Financial Group, Inc.	196	1,341
Celltrion Healthcare Co. Ltd.*	28	1,966
Celltrion Pharm, Inc.*	11	650
Celltrion, Inc.*	59	12,606
Cheil Worldwide, Inc.	53	1,109
CJ CheilJedang Corp.	6	1,798
CJ Corp.	9	1,048

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
CJ ENM Co. Ltd.	9	$1,871
CJ Logistics Corp.*	5	709
Coway Co. Ltd.	43	3,007
Daelim Industrial Co. Ltd.	21	1,776
Daewoo Engineering & Construction Co. Ltd.*	94	417
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	26	762
DB Insurance Co. Ltd.	32	1,933
DGB Financial Group, Inc.	126	989
Doosan Bobcat, Inc.	27	791
E-MART, Inc.	15	2,609
Fila Korea Ltd.	34	1,541
GS Engineering & Construction Corp.	44	1,711
GS Holdings Corp.	40	1,838
GS Retail Co. Ltd.	20	678
Hana Financial Group, Inc.	231	7,748
Hankook Tire Co. Ltd.	59	2,253
Hanmi Pharm. Co. Ltd.	5	1,974
Hanmi Science Co. Ltd.	11	729
Hanon Systems	165	1,546
Hanwha Chemical Corp.	82	1,383
Hanwha Corp.	30	803
Hanwha Life Insurance Co. Ltd.	222	879
HDC Hyundai Development Co-Engineering & Construction, Class E*	16	600
HLB, Inc.*	23	1,734
Hotel Shilla Co. Ltd.	23	1,771
Hyundai Department Store Co. Ltd.	12	1,005
Hyundai Engineering & Construction Co. Ltd.	55	2,699
Hyundai Glovis Co. Ltd.	13	1,432
Hyundai Heavy Industries Co. Ltd.*	29	3,415
Hyundai Heavy Industries Holdings Co. Ltd.*	6	2,114
Hyundai Marine & Fire Insurance Co. Ltd.	49	1,751
Hyundai Mobis Co. Ltd.	52	8,373
Hyundai Motor Co.	105	10,023
Hyundai Steel Co.	58	2,230
Industrial Bank of Korea	191	2,522
Kakao Corp.	36	3,613
Kangwon Land, Inc.	88	2,532
KB Financial Group, Inc.	287	12,085
KCC Corp.	5	1,244
Kia Motors Corp.	193	5,251
Korea Aerospace Industries Ltd.*	55	1,555
Korea Electric Power Corp.	207	5,485
Korea Gas Corp.*	21	955
Korea Investment Holdings Co. Ltd.	31	1,872
Korea Zinc Co. Ltd.	7	2,657
Korean Air Lines Co. Ltd.	33	939
KT Corp.	25	680
KT&G Corp.	88	8,165
Kumho Petrochemical Co. Ltd.	14	1,152
LG Chem Ltd.	33	10,171
LG Corp.	73	4,702
LG Display Co. Ltd.	199	3,116

	Number of Shares	Value
South Korea (Continued)
LG Electronics, Inc.	78	$5,045
LG Household & Health Care Ltd.	7	7,244
LG Innotek Co. Ltd.	11	979
LG Uplus Corp.	82	1,295
Lotte Chemical Corp.	14	3,403
Lotte Corp.*	22	1,085
Lotte Shopping Co. Ltd.	8	1,538
Medy-Tox, Inc.	3	1,508
Mirae Asset Daewoo Co. Ltd.	279	1,772
NAVER Corp.	108	12,188
NCSoft Corp.	14	6,395
Netmarble Corp., 144A	20	2,328
NH Investment & Securities Co. Ltd.	108	1,334
OCI Co. Ltd.	12	1,119
Orange Life Insurance Ltd., 144A	23	618
Orion Corp.	15	1,492
Ottogi Corp.	1	661
Pan Ocean Co. Ltd.*	162	662
Pearl Abyss Corp.*	4	685
POSCO	59	13,027
POSCO Chemtech Co. Ltd.	16	966
Posco Daewoo Corp.	54	930
S-1 Corp.	15	1,289
Samsung Biologics Co. Ltd., 144A*(d)	13	3,879
Samsung C&T Corp.	59	5,395
Samsung Card Co. Ltd.	26	749
Samsung Electro-Mechanics Co. Ltd.	46	4,945
Samsung Electronics Co. Ltd.	3,622	135,225
Samsung Engineering Co. Ltd.*	115	1,995
Samsung Fire & Marine Insurance Co. Ltd.	21	5,105
Samsung Heavy Industries Co. Ltd.*	355	2,350
Samsung Life Insurance Co. Ltd.	53	4,090
Samsung SDI Co. Ltd.	42	7,737
Samsung SDS Co. Ltd.	26	4,546
Samsung Securities Co. Ltd.	49	1,362
Shinhan Financial Group Co. Ltd.	325	11,945
Shinsegae Inc.	6	1,558
SillaJen, Inc.*	44	2,775
SK Holdings Co. Ltd.	24	6,027
SK Hynix, Inc.	435	27,009
SK Innovation Co. Ltd.	50	8,765
SK Telecom Co. Ltd.	17	4,390
S-Oil Corp.	33	3,253
ViroMed Co. Ltd.*	10	1,760
Woori Bank	357	4,984
Yuhan Corp.	6	1,218

		488,825

Taiwan — 10.5%
Acer, Inc.*	2,218	1,433
Advantech Co. Ltd.	264	2,001
Airtac International Group	62	652
ASE Technology Holding Co. Ltd.*	2,759	5,589
Asia Cement Corp.	1,876	2,053
Asustek Computer, Inc.	536	3,794
AU Optronics Corp.	6,200	2,526
Catcher Technology Co. Ltd.	509	4,371

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Cathay Financial Holding Co. Ltd.	6,143	$9,683
Chailease Holding Co. Ltd.	792	2,471
Chang Hwa Commercial Bank Ltd.	3,739	2,124
Cheng Shin Rubber Industry Co. Ltd.	1,477	2,038
Chicony Electronics Co. Ltd.	495	969
China Airlines Ltd.	1,778	635
China Development Financial Holding Corp.	10,901	3,539
China Life Insurance Co. Ltd.	1,873	1,779
China Steel Corp.	9,466	7,376
Chunghwa Telecom Co. Ltd.	2,881	10,008
Compal Electronics, Inc.	2,946	1,683
CTBC Financial Holding Co. Ltd.	13,630	9,049
Delta Electronics, Inc.	1,480	6,246
E.Sun Financial Holding Co. Ltd.	7,225	4,879
Eclat Textile Co. Ltd.	134	1,684
Eva Airways Corp.	1,409	737
Evergreen Marine Corp. Taiwan Ltd.	1,645	622
Far Eastern New Century Corp.	2,643	2,441
Far EasTone Telecommunications Co. Ltd.	1,211	2,850
Feng TAY Enterprise Co. Ltd.	254	1,616
First Financial Holding Co. Ltd.	7,017	4,545
Formosa Chemicals & Fibre Corp.	2,500	8,644
Formosa Petrochemical Corp.	1,060	3,837
Formosa Plastics Corp.	3,138	10,188
Formosa Taffeta Co. Ltd.	861	939
Foxconn Technology Co. Ltd.	698	1,410
Fubon Financial Holding Co. Ltd.	5,043	7,990
Giant Manufacturing Co. Ltd.	213	989
Globalwafers Co. Ltd.	171	2,032
Highwealth Construction Corp.	619	943
Hiwin Technologies Corp.	168	1,312
Hon Hai Precision Industry Co. Ltd.	9,856	23,007
Hotai Motor Co. Ltd.	232	1,785
Hua Nan Financial Holdings Co. Ltd.	6,232	3,551
Innolux Corp.	6,600	2,196
Inventec Corp.	1,799	1,291
Largan Precision Co. Ltd.	76	8,315
Lite-On Technology Corp.	1,604	2,130
MediaTek, Inc.	1,140	8,790
Mega Financial Holding Co. Ltd.	8,354	6,943
Micro-Star International Co. Ltd.	513	1,208
Nan Ya Plastics Corp.	3,613	8,715
Nanya Technology Corp.	779	1,543
Nien Made Enterprise Co. Ltd.	111	813
Novatek Microelectronics Corp.	468	1,975
Pegatron Corp.	1,463	2,484
Phison Electronics Corp.	123	1,002
Pou Chen Corp.	1,360	1,479
Powertech Technology, Inc.	502	1,178
President Chain Store Corp.	434	4,481
Quanta Computer, Inc.	2,049	3,323
Realtek Semiconductor Corp.	340	1,562
Ruentex Development Co. Ltd.	418	664
Ruentex Industries Ltd.	234	691
Shin Kong Financial Holding Co. Ltd.	8,873	3,010
SinoPac Financial Holdings Co. Ltd.	8,624	2,982

	Number of Shares	Value
Taiwan (Continued)
Standard Foods Corp.	449	$712
Synnex Technology International Corp.	666	784
TaiMed Biologics, Inc.*	164	857
Taishin Financial Holding Co. Ltd.	7,176	3,157
Taiwan Business Bank	2,664	912
Taiwan Cement Corp.	3,872	4,337
Taiwan Cooperative Financial Holding Co. Ltd.	5,913	3,436
Taiwan High Speed Rail Corp.	1,281	1,285
Taiwan Mobile Co. Ltd.	1,219	4,314
Taiwan Semiconductor Manufacturing Co. Ltd.	18,363	134,437
Tatung Co. Ltd.*	1,000	1,315
Uni-President Enterprises Corp.	3,521	8,253
United Microelectronics Corp.	9,255	3,470
Vanguard International Semiconductor Corp.	777	1,635
Walsin Technology Corp.	229	1,394
Win Semiconductors Corp.	240	986
Winbond Electronics Corp.	2,367	1,153
Wistron Corp.	2,021	1,283
WPG Holdings Ltd.	1,791	2,181
Yageo Corp.	179	2,150
Yuanta Financial Holding Co. Ltd.	7,994	4,075
Zhen Ding Technology Holding Ltd.	361	918

		415,839

Thailand — 2.3%
Advanced Info Service PCL, NVDR	798	4,331
Airports of Thailand PCL, NVDR	2,900	5,622
Bangkok Bank PCL, NVDR	300	1,897
Bangkok Dusit Medical Services PCL, NVDR	3,000	2,440
Bangkok Expressway & Metro PCL, NVDR	6,500	1,749
Banpu PCL, NVDR	2,100	1,079
Berli Jucker PCL, NVDR	1,200	1,925
BTS Group Holdings PCL, NVDR	4,400	1,264
Bumrungrad Hospital PCL	346	1,999
Central Pattana PCL, NVDR	1,100	2,534
Charoen Pokphand Foods PCL, NVDR	2,000	1,520
CP ALL PCL, NVDR	3,611	7,494
Delta Electronics Thailand PCL, NVDR	500	1,061
Electricity Generating PCL, NVDR	100	730
Energy Absolute PCL, NVDR	800	1,168
Glow Energy PCL, NVDR	278	735
Home Product Center PCL, NVDR	4,600	2,126
Indorama Ventures PCL, NVDR	826	1,356
IRPC PCL, NVDR	8,563	1,588
Kasikornbank PCL, NVDR	1,400	8,237
Krung Thai Bank PCL, NVDR	3,004	1,845
Land & Houses PCL, NVDR	1,300	399
Minor International PCL, NVDR	1,700	1,874
PTT Exploration & Production PCL, NVDR	1,100	4,415
PTT Global Chemical PCL	1,500	3,580
PTT PCL, NVDR	7,300	10,932
Robinson PCL, NVDR	500	1,023
Siam Cement PCL	100	1,344
Siam Cement PCL, NVDR	200	2,688

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Thailand (Continued)
Siam Commercial Bank PCL, NVDR	1,400	$5,917
Thai Oil PCL, NVDR	551	1,273
Thai Union Group PCL, NVDR	1,500	803
TMB Bank PCL, NVDR	10,000	706
True Corp. PCL, NVDR	7,600	1,352

		89,006

United Kingdom — 0.4%
Rio Tinto Ltd.	259	13,872

United States — 0.0%
Nexteer Automotive Group Ltd.	641	965

TOTAL COMMON STOCKS (Cost $3,602,998)		3,553,018

EXCHANGE-TRADED FUNDS — 1.0%
Global X MSCI Pakistan ETF	270	2,606
iShares MSCI Hong Kong ETF (b)	140	3,231
iShares MSCI Taiwan ETF	350	11,655
Xtrackers MSCI All China Equity ETF (e)	100	3,094
Xtrackers MSCI China A Inclusion Equity ETF (e)	782	13,015

TOTAL EXCHANGE-TRADED FUNDS (Cost $34,847)		33,601

PREFERRED STOCKS — 0.6%
South Korea — 0.6%
Amorepacific Corp.	6	482
Hyundai Motor Co.	17	998
Hyundai Motor Co. — 2nd Preferred	27	1,681
LG Chem Ltd.	6	1,047
LG Household & Health Care Ltd.	2	1,195
Samsung Electronics Co. Ltd.	646	19,450

		24,853

TOTAL PREFERRED STOCKS (Cost $22,467)		24,853

	Number of Shares	Value
RIGHTS — 0.0%
China — 0.0%
Fosun International Ltd.*, expires 12/11/18	5	$0

Taiwan — 0.0%
Taiwan Cement Corp.*, expires 12/08/18	121	0

TOTAL RIGHTS (Cost $0)		0

WARRANT — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 12/29/19 (d) (Cost $0)	488	2

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (f)(g) (Cost $27,135)	27,135	27,135

CASH EQUIVALENTS — 7.9%
DWS Government Money Market Series “Institutional Shares”, 2.15% (f) (Cost $312,951)	312,951	312,951

TOTAL INVESTMENTS — 100.3% (Cost $4,000,398)		$3,951,560
Other assets and liabilities, net — (0.3%)		(9,913)

NET ASSETS — 100.0%		$3,941,647

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
EXCHANGE-TRADED FUNDS — 0.5%
Xtrackers MSCI All China Equity ETF (e)
—	2,924		—	—	170	—	—	100	3,094
Xtrackers MSCI China A Inclusion Equity ETF (e)
—	21,604		(7,222)	(1,010)	(357)	—	—	782	13,015

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (f)(g)
5,713	21,422	(h)	—	—	—	112	—	27,135	27,135

CASH EQUIVALENTS — 7.9%
DWS Government Money Market Series “Institutional Shares”, 2.15% (f)
—	398,418		(85,467)	—	—	864	—	312,951	312,951

5,713	444,368		(92,689)	(1,010)	(187)	976	—	340,968	356,195

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $52,728, which is 1.3% of net assets.

(c)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund advised by DBX Advisors LLC.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $27,515.

(h)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
NVDR:	Non Voting Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
SGX NIFTY 50 Futures	USD	15	$319,979	$327,300	12/27/2018	$7,321

As of November 30, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	12/3/2018	IDR	184,288	USD	13	$—	$—
The Bank of New York Mellon	12/5/2018	AUD	1,029,500	USD	729,890	—	(22,637)
Goldman Sachs & Co.	12/5/2018	CNH	65,000	USD	9,307	—	(43)
JP Morgan & Chase Co.	12/5/2018	CNH	25,000	USD	3,579	—	(18)
JP Morgan & Chase Co.	12/5/2018	CNH	56,000	USD	8,110	54	—
The Bank of Nova Scotia	12/5/2018	CNH	57,000	USD	8,161	—	(39)
Goldman Sachs & Co.	12/5/2018	HKD	9,894,900	USD	1,263,491	—	(1,381)
RBC Capital Markets	12/5/2018	IDR	1,151,802,300	USD	75,454	—	(5,019)
RBC Capital Markets	12/5/2018	KRW	16,000,000	USD	14,052	—	(225)
The Bank of New York Mellon	12/5/2018	KRW	637,489,000	USD	560,085	—	(8,725)
Goldman Sachs & Co.	12/5/2018	MYR	397,500	USD	95,016	28	—
Goldman Sachs & Co.	12/5/2018	NZD	36,800	USD	24,039	—	(1,260)
Goldman Sachs & Co.	12/5/2018	PHP	2,356,600	USD	43,952	—	(989)
Goldman Sachs & Co.	12/5/2018	SGD	191,200	USD	138,155	—	(1,226)
Goldman Sachs & Co.	12/5/2018	TWD	14,643,500	USD	474,514	—	(1,108)
The Bank of New York Mellon	12/5/2018	USD	41,123	AUD	58,000	1,273	—
The Bank of New York Mellon	12/5/2018	USD	709,453	AUD	971,500	677	—
Goldman Sachs & Co.	12/5/2018	USD	9,345	CNH	65,000	6	—
JP Morgan & Chase Co.	12/5/2018	USD	11,645	CNH	81,000	8	—
The Bank of Nova Scotia	12/5/2018	USD	8,195	CNH	57,000	5	—
Goldman Sachs & Co.	12/5/2018	USD	1,109,055	HKD	8,678,900	374	—
Goldman Sachs & Co.	12/5/2018	USD	155,276	HKD	1,216,000	166	—
RBC Capital Markets	12/5/2018	USD	80,557	IDR	1,151,802,300	—	(84)
RBC Capital Markets	12/5/2018	USD	14,276	KRW	16,000,000	1	—
The Bank of New York Mellon	12/5/2018	USD	500,154	KRW	561,173,000	561	—
The Bank of New York Mellon	12/5/2018	USD	66,944	KRW	76,316,000	1,150	—
Goldman Sachs & Co.	12/5/2018	USD	5,018	MYR	21,000	—	—
Goldman Sachs & Co.	12/5/2018	USD	89,930	MYR	376,500	41	—
Goldman Sachs & Co.	12/5/2018	USD	25,279	NZD	36,800	20	—
Goldman Sachs & Co.	12/5/2018	USD	40,069	PHP	2,101,600	10	—
Goldman Sachs & Co.	12/5/2018	USD	4,777	PHP	255,000	86	—

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2018	USD	10,838	SGD	15,000	$96	$—
Goldman Sachs & Co.	12/5/2018	USD	128,426	SGD	176,200	21	—
Goldman Sachs & Co.	12/5/2018	USD	416,496	TWD	12,848,500	823	—
Goldman Sachs & Co.	12/5/2018	USD	58,156	TWD	1,795,000	145	—
Goldman Sachs & Co.	12/6/2018	THB	3,066,600	USD	92,577	—	(692)
Goldman Sachs & Co.	12/6/2018	USD	5,434	THB	180,000	41	—
Goldman Sachs & Co.	12/6/2018	USD	87,619	THB	2,886,600	175	—
The Bank of New York Mellon	1/4/2019	AUD	971,500	USD	709,807	—	(703)
Goldman Sachs & Co.	1/4/2019	CNH	65,000	USD	9,332	—	(9)
JP Morgan & Chase Co.	1/4/2019	CNH	81,000	USD	11,633	—	(7)
The Bank of Nova Scotia	1/4/2019	CNH	57,000	USD	8,185	—	(6)
Goldman Sachs & Co.	1/4/2019	HKD	8,678,900	USD	1,110,295	—	(113)
Goldman Sachs & Co.	1/4/2019	HKD	750,000	USD	95,921	—	(37)
RBC Capital Markets	1/4/2019	IDR	1,151,802,300	USD	80,355	235	—
RBC Capital Markets	1/4/2019	IDR	96,427,000	USD	6,716	9	—
RBC Capital Markets	1/4/2019	KRW	16,000,000	USD	14,290	—	(3)
The Bank of New York Mellon	1/4/2019	KRW	561,173,000	USD	500,667	—	(626)
The Bank of New York Mellon	1/4/2019	KRW	8,000,000	USD	7,142	—	(4)
Goldman Sachs & Co.	1/4/2019	MYR	376,500	USD	89,833	—	(113)
Goldman Sachs & Co.	1/4/2019	NZD	36,800	USD	25,291	—	(20)
Goldman Sachs & Co.	1/4/2019	PHP	2,101,600	USD	40,015	16	—
Goldman Sachs & Co.	1/4/2019	SGD	4,000	USD	2,917	—	(1)
Goldman Sachs & Co.	1/4/2019	SGD	176,200	USD	128,482	—	(40)
Goldman Sachs & Co.	1/4/2019	THB	2,886,600	USD	87,645	—	(254)
Goldman Sachs & Co.	1/4/2019	TWD	72,000	USD	2,341	—	(4)
Goldman Sachs & Co.	1/4/2019	TWD	12,848,500	USD	417,444	—	(995)
The Bank of New York Mellon	1/4/2019	USD	3,653	AUD	5,000	4	—
Goldman Sachs & Co.	1/4/2019	USD	3,435	NZD	5,000	4	—

Total unrealized appreciation (depreciation)						$6,029	$(46,381)

Currency Abbreviations

AUD	Australian Dollar
CNH	Chinese Yuan
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$3,549,139	$—	$3,879	$3,553,018
Exchange-Traded Fund	33,601	—	—	33,601
Preferred Stock	24,853	—	—	24,853
Rights (i)	0	—	—	0
Warrant	—	—	2	2
Short-Term Investments (i)	340,086	—	—	340,086
Derivatives (j)
Forward Foreign Currency Contracts	—	6,029	—	6,029
Futures Contracts	7,321	—	—	7,321

TOTAL	$3,955,000	$6,029	$3,881	$3,964,910

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(46,381)	$—	$(46,381)

TOTAL	$—	$(46,381)	$—	$(46,381)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2018, the amount of transfers between Level 1 and Level 3 was $4,843 and between Level 3 and Level 1 was $1,337. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.6%
Australia — 0.0%
MMG Ltd.*	54,181	$26,869

Brazil — 4.4%
Ambev SA	115,753	506,476
Atacadao Distribuicao Comercio e Industria Ltda	7,955	34,766
B2W Cia Digital*	4,308	42,634
B3 SA — Brasil Bolsa Balcao	49,460	360,686
Banco Bradesco SA	23,483	203,981
Banco do Brasil SA	20,501	236,607
Banco Santander Brasil SA	10,381	114,682
BB Seguridade Participacoes SA	15,101	110,592
BR Malls Participacoes SA	20,143	67,768
BRF SA*	11,885	68,138
CCR SA	29,666	99,654
Centrais Eletricas Brasileiras SA*	5,401	34,121
Cia de Saneamento Basico do Estado de Sao Paulo	8,525	62,234
Cia Siderurgica Nacional SA*	14,875	34,120
Cielo SA	33,306	81,995
Cosan SA	4,064	36,216
Embraer SA	15,467	87,194
Engie Brasil Energia SA	4,065	45,212
Equatorial Energia SA	3,787	71,137
Fibria Celulose SA	5,623	106,469
Hypera SA	7,800	64,748
IRB Brasil Resseguros S/A	2,251	43,571
JBS SA	20,407	62,113
Klabin SA	20,647	89,433
Kroton Educacional SA	31,507	85,550
Localiza Rent a Car SA	10,731	74,676
Lojas Renner SA	17,264	174,560
M Dias Branco SA	2,549	26,637
Magazine Luiza SA	1,764	75,099
Multiplan Empreendimentos Imobiliarios SA	6,301	37,819
Natura Cosmeticos SA	4,302	45,512
Petrobras Distribuidora SA	7,824	49,469
Petroleo Brasileiro SA	69,752	507,402
Porto Seguro SA	2,810	37,685
Raia Drogasil SA	5,416	87,017
Rumo SA*	24,886	112,235
Sul America SA	4,760	33,112
Suzano Papel e Celulose SA	10,063	106,407
TIM Participacoes SA	21,142	64,842
Ultrapar Participacoes SA	8,274	101,098
Vale SA	76,284	1,041,581
WEG SA	24,221	111,616

		5,436,864

Chile — 0.9%
Aguas Andinas SA, Class A	65,217	37,627
Banco de Chile	638,918	92,428
Banco de Credito e Inversiones SA	1,060	69,242
Banco Santander Chile	1,533,746	118,954
Cencosud SA	35,707	66,275
Cia Cervecerias Unidas SA	3,662	47,900

	Number of Shares	Value
Chile (Continued)
Colbun SA	196,832	$41,146
Empresa Nacional de Telecomunicaciones SA	3,758	30,664
Empresas CMPC SA	28,866	99,823
Empresas COPEC SA	8,979	121,250
Enel Americas SA	677,190	117,535
Enel Chile SA	660,276	64,108
Itau CorpBanca	3,834,353	36,675
Latam Airlines Group SA	6,169	63,311
SACI Falabella	20,677	153,667

		1,160,605

China — 26.2%
3SBio, Inc., 144A (a)	38,883	57,251
51job, Inc., ADR*	585	39,827
58.com, Inc., ADR*	2,114	125,973
AAC Technologies Holdings, Inc.	17,371	123,111
AECC Aviation Power Co. Ltd., Class A	600	2,029
Agile Group Holdings Ltd.	35,976	48,832
Agricultural Bank of China Ltd., Class A	49,400	25,398
Agricultural Bank of China Ltd., Class H	692,208	313,192
Air China Ltd., Class A	1,000	1,178
Air China Ltd., Class H	45,541	44,063
Aisino Corp., Class A	500	1,775
Alibaba Group Holding Ltd., ADR*	31,119	5,005,802
Aluminum Corp. of China Ltd., Class H*	98,386	35,210
Angang Steel Co. Ltd., Class A	1,000	795
Angang Steel Co. Ltd., Class H (a)	23,028	18,807
Anhui Conch Cement Co. Ltd., Class A	1,000	4,581
Anhui Conch Cement Co. Ltd., Class H	33,498	174,897
ANTA Sports Products Ltd.	24,555	111,571
Anxin Trust Co. Ltd., Class A	1,400	990
Autohome, Inc., ADR (a)	1,365	112,394
AVIC Aircraft Co. Ltd., Class A	700	1,511
Avic Capital Co. Ltd., Class A	2,300	1,520
AviChina Industry & Technology Co. Ltd., Class H	48,361	33,934
BAIC Motor Corp. Ltd., Class H, 144A	39,291	24,105
Baidu, Inc., ADR*	6,733	1,267,689
Bank of Beijing Co. Ltd., Class A	3,900	3,331
Bank of China Ltd., Class A	41,100	21,367
Bank of China Ltd., Class H	1,907,203	833,670
Bank of Communications Co. Ltd., Class A	28,500	24,011
Bank of Communications Co. Ltd., Class H	207,261	157,618
Bank of Guiyang Co. Ltd., Class A	600	959
Bank of Hangzhou Co. Ltd., Class A	1,260	1,401
Bank of Jiangsu Co. Ltd., Class A	2,879	2,645
Bank of Nanjing Co. Ltd., Class A	2,100	2,111
Bank of Ningbo Co. Ltd., Class A	1,300	3,166
Bank of Shanghai Co. Ltd., Class A	2,800	4,625
Baoshan Iron & Steel Co. Ltd., Class A	3,600	3,484
Baozun, Inc., ADR*(a)	1,085	38,268
BBMG Corp., Class A	2,100	1,043
BBMG Corp., Class H (a)	50,793	16,360
Beijing Capital Co. Ltd., Class A	1,102	548

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
China (Continued)
Beijing Capital International Airport Co. Ltd., Class H	37,485	$41,682
Beijing Dabeinong Technology Group Co. Ltd., Class A (b)	1,100	535
Beijing Shiji Information Technology Co. Ltd., Class A	200	827
Beijing Tongrentang Co. Ltd., Class A	300	1,257
BOE Technology Group Co. Ltd., Class A	35,400	14,173
BYD Co. Ltd., Class A	500	4,104
BYD Co. Ltd., Class H	14,781	110,801
BYD Electronic International Co. Ltd.	15,152	21,264
CAR, Inc.*	16,940	14,896
CGN Power Co. Ltd., Class H, 144A	264,543	65,595
Changjiang Securities Co. Ltd., Class A	1,400	1,139
China Cinda Asset Management Co. Ltd., Class H	219,959	59,038
China CITIC Bank Corp. Ltd., Class A	1,400	1,143
China CITIC Bank Corp. Ltd., Class H	212,477	134,699
China Coal Energy Co. Ltd., Class H	43,338	17,337
China Communications Construction Co. Ltd., Class A	700	1,193
China Communications Construction Co. Ltd., Class H	105,867	102,836
China Communications Services Corp. Ltd., Class H	61,662	51,464
China Conch Venture Holdings Ltd.	38,172	118,312
China Construction Bank Corp., Class A	2,400	2,298
China Construction Bank Corp., Class H	2,296,862	1,958,087
China Eastern Airlines Corp. Ltd., Class A	2,000	1,512
China Eastern Airlines Corp. Ltd., Class H	29,804	18,513
China Everbright Bank Co. Ltd., Class A	36,300	20,127
China Everbright Bank Co. Ltd., Class H	68,522	30,390
China Evergrande Group (a)	61,387	193,404
China Film Co. Ltd., Class A	500	994
China Fortune Land Development Co. Ltd., Class A	700	2,571
China Galaxy Securities Co. Ltd., Class H	83,555	44,853
China Gezhouba Group Co. Ltd., Class A	1,200	1,108
China Grand Automotive Services Co. Ltd., Class A	1,400	857
China Hongqiao Group Ltd.	48,500	30,065
China Huarong Asset Management Co. Ltd., Class H, 144A	227,705	46,856
China International Capital Corp. Ltd., Class H, 144A (a)	23,568	44,823
China International Marine Containers Group Co. Ltd., Class A	300	477
China International Travel Service Corp. Ltd., Class A	500	3,975
China Life Insurance Co. Ltd., Class A	700	2,175
China Life Insurance Co. Ltd., Class H	178,056	382,329
China Literature Ltd., 144A*	3,928	20,584
China Longyuan Power Group Corp. Ltd., Class H	79,130	62,200
China Medical System Holdings Ltd.	31,018	33,817

	Number of Shares	Value
China (Continued)
China Merchants Bank Co. Ltd., Class A	10,263	$42,197
China Merchants Bank Co. Ltd., Class H	92,433	382,184
China Merchants Securities Co. Ltd., Class A	1,400	2,770
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,700	4,612
China Minsheng Banking Corp. Ltd., Class A	26,100	22,928
China Minsheng Banking Corp. Ltd., Class H	157,039	116,013
China Molybdenum Co. Ltd., Class A	1,800	1,029
China Molybdenum Co. Ltd., Class H	85,351	34,799
China National Building Material Co. Ltd., Class H	91,196	70,985
China National Chemical Engineering Co. Ltd., Class A	1,200	978
China National Nuclear Power Co. Ltd., Class A	3,300	2,528
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	900	1,261
China Oilfield Services Ltd., Class H (a)	35,271	32,909
China Oriental Group Co. Ltd.	26,000	16,682
China Pacific Insurance Group Co. Ltd., Class A	1,600	7,233
China Pacific Insurance Group Co. Ltd., Class H	61,681	218,375
China Petroleum & Chemical Corp., Class A	4,100	3,484
China Petroleum & Chemical Corp., Class H	623,304	529,777
China Railway Construction Corp. Ltd., Class A	2,900	4,590
China Railway Construction Corp. Ltd., Class H	49,185	62,990
China Railway Group Ltd., Class H	99,716	91,636
China Railway Signal & Communication Corp. Ltd., Class H, 144A	33,851	23,926
China Reinsurance Group Corp., Class H	138,860	28,929
China Resources Pharmaceutical Group Ltd., 144A	39,215	57,640
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	707
China Shenhua Energy Co. Ltd., Class H	80,814	179,518
China Shipbuilding Industry Group Power Co. Ltd., Class A	400	1,316
China South Publishing & Media Group Co. Ltd., Class A	500	827
China Southern Airlines Co. Ltd., Class A	1,800	1,840
China Southern Airlines Co. Ltd., Class H	45,312	30,868
China Spacesat Co. Ltd., Class A	300	746
China State Construction Engineering Corp. Ltd., Class A	29,940	24,879
China Telecom Corp. Ltd., Class H	334,747	180,123
China Tower Corp. Ltd., Class H, 144A*	928,910	137,722
China United Network Communications Ltd., Class A	25,796	19,615
China Vanke Co. Ltd., Class A	6,500	23,814

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
China (Continued)
China Vanke Co. Ltd., Class H	27,312	$93,902
China Yangtze Power Co. Ltd., Class A	10,400	21,493
China Zhongwang Holdings Ltd.	34,675	15,999
Chinese Universe Publishing and Media Group Co. Ltd., Class A	300	515
Chongqing Changan Automobile Co. Ltd., Class A	1,000	887
Chongqing Rural Commercial Bank Co. Ltd., Class H	63,831	37,284
CIFI Holdings Group Co. Ltd.	77,209	38,683
CITIC Guoan Information Industry Co. Ltd., Class A	1,000	550
CITIC Securities Co. Ltd., Class A	2,500	6,074
CITIC Securities Co. Ltd., Class H	50,865	94,917
CNOOC Ltd.	445,445	757,211
COSCO SHIPPING Development Co. Ltd., Class A*	2,000	674
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	24,366	13,173
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,900	1,122
COSCO SHIPPING Holdings Co. Ltd., Class H*	57,569	23,398
Country Garden Holdings Co. Ltd.	177,562	218,321
Country Garden Services Holdings Co. Ltd.*	31,024	51,389
CRRC Corp. Ltd., Class A	3,700	4,652
CRRC Corp. Ltd., Class H	103,549	96,614
CSPC Pharmaceutical Group Ltd.	121,454	245,888
Ctrip.com International Ltd., ADR*	10,035	289,510
Dali Foods Group Co. Ltd., 144A	45,035	33,212
Daqin Railway Co. Ltd., Class A	3,700	4,108
Datang International Power Generation Co. Ltd., Class H	60,957	14,959
DHC Software Co. Ltd., Class A	800	819
Dong-E-E-Jiao Co. Ltd., Class A	200	1,307
Dongfeng Motor Group Co. Ltd., Class H	67,657	65,288
Dongxing Securities Co. Ltd., Class A	600	906
Dongxu Optoelectronic Technology Co. Ltd., Class A	1,400	948
ENN Energy Holdings Ltd.	17,213	154,552
Everbright Securities Co. Ltd., Class A	1,000	1,437
Fangda Carbon New Material Co. Ltd., Class A	400	1,052
Financial Street Holdings Co. Ltd., Class A	800	781
First Capital Securities Co. Ltd., Class A	900	706
Focus Media Information Technology Co. Ltd., Class A	3,120	2,584
Foshan Haitian Flavouring & Food Co. Ltd., Class A	600	5,476
Fosun International Ltd.	58,931	93,699
Founder Securities Co. Ltd., Class A	2,100	1,654
Future Land Development Holdings Ltd. (a)	43,338	29,246
Fuyao Glass Industry Group Co. Ltd., Class A	500	1,571

	Number of Shares	Value
China (Continued)
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	12,602	$38,898
GDS Holdings Ltd., ADR*(a)	1,357	40,018
Geely Automobile Holdings Ltd.	116,567	229,737
Gemdale Corp., Class A	1,100	1,507
Genscript Biotech Corp.*	17,599	30,591
GF Securities Co. Ltd., Class A	1,500	2,912
GF Securities Co. Ltd., Class H	34,297	50,849
Giant Network Group Co. Ltd., Class A	300	829
GoerTek, Inc., Class A	800	828
GOME Retail Holdings Ltd.*(a)	484,837	43,378
Great Wall Motor Co. Ltd., Class H	77,295	49,396
Gree Electric Appliances, Inc. of Zhuhai, Class A*	800	4,246
Greenland Holdings Corp. Ltd., Class A	1,973	1,747
Greentown China Holdings Ltd.	19,640	16,015
Greentown Service Group Co. Ltd.	39,002	33,548
Guangshen Railway Co. Ltd., Class A	1,400	651
Guangzhou Automobile Group Co. Ltd., Class A	560	843
Guangzhou Automobile Group Co. Ltd., Class H	64,712	67,326
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	400	2,182
Guangzhou Haige Communications Group, Inc. Co., Class A	600	655
Guangzhou R&F Properties Co. Ltd., Class H	19,920	30,858
Guosen Securities Co. Ltd., Class A	1,000	1,292
Guotai Junan Securities Co. Ltd., Class A	1,900	4,389
Guotai Junan Securities Co. Ltd., Class H, 144A	13,122	27,270
Guoyuan Securities Co. Ltd., Class A	800	916
Haitian International Holdings Ltd.	15,910	34,203
Haitong Securities Co. Ltd., Class A	2,000	2,719
Haitong Securities Co. Ltd., Class H	80,783	83,839
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	5,300	20,738
Hangzhou Robam Appliances Co. Ltd., Class A	200	601
Han’s Laser Technology Industry Group Co. Ltd., Class A	300	1,453
Henan Shuanghui Investment & Development Co. Ltd., Class A	608	2,005
Hengan International Group Co. Ltd.	17,118	139,915
HengTen Networks Group Ltd.*	514,799	17,765
Hengtong Optic-electric Co. Ltd., Class A	420	1,058
Hesteel Co. Ltd., Class A	2,700	1,143
HLA Corp. Ltd., Class A	600	679
Hua Hong Semiconductor Ltd., 144A	14,180	30,049
Huaan Securities Co. Ltd., Class A	900	648
Huadian Power International Corp. Ltd., Class A	2,000	1,313
Huadian Power International Corp. Ltd., Class H	31,142	13,334
Huadong Medicine Co. Ltd., Class A	300	1,475

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
China (Continued)
Huaneng Power International, Inc., Class A	1,200	$1,192
Huaneng Power International, Inc., Class H	105,519	65,814
Huaneng Renewables Corp. Ltd., Class H	118,837	37,364
Huatai Securities Co. Ltd., Class A	1,400	3,387
Huatai Securities Co. Ltd., Class H, 144A	40,735	67,371
Huaxia Bank Co. Ltd., Class A	3,200	3,590
Huayu Automotive Systems Co. Ltd., Class A	800	1,953
Huazhu Group Ltd., ADR	3,046	96,071
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,000	855
Hubei Energy Group Co. Ltd., Class A	1,100	572
Hundsun Technologies, Inc., Class A	200	1,561
Iflytek Co. Ltd., Class A	450	1,596
Industrial & Commercial Bank of China Ltd., Class A	34,800	26,712
Industrial & Commercial Bank of China Ltd., Class H	1,666,303	1,184,131
Industrial Bank Co. Ltd., Class A	13,100	30,072
Industrial Securities Co. Ltd., Class A	1,700	1,239
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	4,300	947
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,500	5,148
Inner Mongolia Yitai Coal Co. Ltd., Class B	23,400	28,525
JD.com, Inc., ADR*	17,724	376,281
Jiangsu Expressway Co. Ltd., Class H	30,457	40,952
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,800	26,392
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	400	5,771
Jiangxi Copper Co. Ltd., Class A	500	956
Jiangxi Copper Co. Ltd., Class H	31,130	37,599
Jiangxi Ganfeng Lithium Co. Ltd., Class A	200	729
Jihua Group Corp. Ltd., Class A	900	454
Jinduicheng Molybdenum Co. Ltd., Class A	700	602
Jinke Properties Group Co. Ltd., Class A	1,300	1,120
Jointown Pharmaceutical Group Co. Ltd., Class A	500	1,040
Kaisa Group Holdings Ltd.*	48,767	15,645
Kangmei Pharmaceutical Co. Ltd., Class A	1,200	1,820
Kingdee International Software Group Co. Ltd.	46,067	45,926
Kingsoft Corp. Ltd.	19,565	32,708
Kweichow Moutai Co. Ltd., Class A	600	48,821
KWG Group Holdings Ltd.*	28,783	25,605
Legend Holdings Corp., Class H, 144A	7,464	21,989
Lenovo Group Ltd.	180,112	130,066
Liaoning Cheng Da Co. Ltd., Class A	400	665
Logan Property Holdings Co. Ltd.	31,142	36,420
Longfor Group Holdings Ltd.	32,868	92,420

	Number of Shares	Value
China (Continued)
LONGi Green Energy Technology Co. Ltd., Class A	500	$1,339
Luxshare Precision Industry Co. Ltd., Class A	1,012	2,199
Luye Pharma Group Ltd., 144A	25,739	20,528
Luzhou Laojiao Co. Ltd., Class A	400	2,362
Maanshan Iron & Steel Co. Ltd., Class A	1,500	801
Maanshan Iron & Steel Co. Ltd., Class H	40,000	18,405
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	840	1,957
Meitu, Inc., 144A*	66,017	27,423
Metallurgical Corp. of China Ltd., Class A	3,400	1,518
Metallurgical Corp. of China Ltd., Class H	47,414	12,060
Midea Group Co. Ltd., Class A	4,550	25,352
Momo, Inc., ADR*	3,693	115,776
Muyuan Foodstuff Co. Ltd., Class A	360	1,400
NetEase, Inc., ADR	1,874	425,529
New China Life Insurance Co. Ltd., Class A	500	3,195
New China Life Insurance Co. Ltd., Class H	17,982	78,717
New Hope Liuhe Co. Ltd., Class A	1,100	1,118
New Oriental Education & Technology Group, Inc., ADR*	3,548	202,804
Ninestar Corp., Class A	200	726
Ningbo Zhoushan Port Co. Ltd., Class A	1,500	791
Noah Holdings Ltd., ADR*	669	32,567
Offshore Oil Engineering Co. Ltd., Class A	1,100	835
O-film Tech Co. Ltd., Class A	700	1,157
Orient Securities Co. Ltd., Class A	1,500	1,994
People’s Insurance Co. Group of China Ltd., Class H	174,116	74,996
Perfect World Co. Ltd., Class A	200	695
PetroChina Co. Ltd., Class A	4,032	4,419
PetroChina Co. Ltd., Class H	507,401	356,037
PICC Property & Casualty Co. Ltd., Class H	160,617	164,846
Ping An Bank Co. Ltd., Class A	4,300	6,416
Ping An Insurance Group Co. of China Ltd., Class A	4,500	41,145
Ping An Insurance Group Co. of China Ltd., Class H	125,395	1,213,241
Poly Developments and Holdings Group Co. Ltd., Class A	3,000	5,660
Postal Savings Bank of China Co. Ltd., Class H, 144A	62,319	37,675
Power Construction Corp. of China Ltd., Class A	2,501	1,696
Qingdao Haier Co. Ltd., Class A	1,500	2,970
Qinghai Salt Lake Industry Co. Ltd., Class A*	700	839
RiseSun Real Estate Development Co. Ltd., Class A	1,100	1,328
Rongsheng Petro Chemical Co. Ltd., Class A	650	940
SAIC Motor Corp. Ltd., Class A	5,000	17,894

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
China (Continued)
Sanan Optoelectronics Co. Ltd., Class A	1,000	$2,055
Sany Heavy Industry Co. Ltd., Class A	1,900	2,197
SDIC Power Holdings Co. Ltd., Class A	1,700	1,787
Semiconductor Manufacturing International Corp.*	68,964	63,376
Shaanxi Coal Industry Co. Ltd., Class A	1,700	1,890
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	260	999
Shandong Gold Mining Co. Ltd., Class A	500	1,948
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	46,970	44,124
Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,170	650
Shanghai Electric Group Co. Ltd., Class A	2,000	1,463
Shanghai Electric Group Co. Ltd., Class H	70,447	23,951
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	500	2,005
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	10,508	36,262
Shanghai International Airport Co. Ltd., Class A	200	1,443
Shanghai International Port Group Co. Ltd., Class A	1,700	1,364
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	23,216	31,318
Shanghai Oriental Pearl Group Co. Ltd., Class A	910	1,328
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,457
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	17,180	42,379
Shanghai Pudong Development Bank Co. Ltd., Class A	18,300	28,226
Shanghai Tunnel Engineering Co. Ltd., Class A	800	668
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	400	854
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	748
Shanxi Securities Co. Ltd., Class A	700	651
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	200	1,033
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	800	700
Shenergy Co. Ltd., Class A	1,100	781
Shenwan Hongyuan Group Co. Ltd., Class A	4,400	2,813
Shenzhen Energy Group Co. Ltd., Class A	800	611
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,100	1,818
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	730
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	900	540

	Number of Shares	Value
China (Continued)
Shenzhou International Group Holdings Ltd.	20,061	$243,583
Shui On Land Ltd.	76,874	18,177
Sichuan Chuantou Energy Co. Ltd., Class A	1,100	1,269
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,392
Sihuan Pharmaceutical Holdings Group Ltd.	94,577	21,033
SINA Corp.*	1,482	95,989
Sinolink Securities Co. Ltd., Class A	800	897
Sino-Ocean Group Holding Ltd.	74,979	33,541
Sinopec Engineering Group Co. Ltd., Class H	28,439	26,353
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	868
Sinopec Shanghai Petrochemical Co. Ltd., Class H	87,176	39,555
Sinopharm Group Co. Ltd., Class H	29,734	146,504
Sinotrans Ltd., Class H	43,338	17,337
Sinotruk Hong Kong Ltd. (a)	15,575	25,560
SOHO China Ltd.*	51,873	19,360
SooChow Securities Co. Ltd., Class A	800	825
Spring Airlines Co. Ltd., Class A	200	995
Sunac China Holdings Ltd. (a)	57,008	189,444
Suning.com Co. Ltd., Class A	2,300	3,541
Sunny Optical Technology Group Co. Ltd.	17,179	166,213
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	700	872
TAL Education Group, ADR*	8,836	248,027
Tasly Pharmaceutical Group Co. Ltd., Class A	420	1,274
TBEA Co. Ltd., Class A	900	888
Tencent Holdings Ltd.	137,626	5,488,153
Tianma Microelectronics Co. Ltd., Class A	500	763
Tingyi Cayman Islands Holding Corp.	48,926	63,409
Tong Ren Tang Technologies Co. Ltd., Class H	11,502	16,465
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	855
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	768
Tongwei Co. Ltd., Class A	1,000	1,221
TravelSky Technology Ltd., Class H	23,258	62,574
Tsingtao Brewery Co. Ltd., Class A	200	888
Tsingtao Brewery Co. Ltd., Class H	8,976	36,540
Tus-Sound Environmental Resources Co. Ltd., Class A	300	469
Uni-President China Holdings Ltd.	29,127	26,543
Unisplendour Corp. Ltd., Class A	140	705
Vipshop Holdings Ltd., ADR*	12,042	69,482
Want Want China Holdings Ltd.	124,852	92,075
Wanxiang Qianchao Co. Ltd., Class A	700	553
Weibo Corp., ADR*	1,461	93,036
Weichai Power Co. Ltd., Class A	1,500	1,624

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
China (Continued)
Weichai Power Co. Ltd., Class H	38,183	$40,994
Weifu High-Technology Group Co. Ltd., Class A	200	518
Western Securities Co. Ltd., Class A	900	1,100
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	400	689
Wuliangye Yibin Co. Ltd., Class A	3,000	22,635
Wuxi Biologics Cayman, Inc., 144A*	11,502	96,438
XCMG Construction Machinery Co. Ltd., Class A	1,800	866
Xiamen C & D, Inc., Class A	700	760
Xinhu Zhongbao Co. Ltd., Class A	2,200	976
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	700	1,111
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	13,404	13,260
Xinyi Solar Holdings Ltd.	70,451	26,383
Yanzhou Coal Mining Co. Ltd., Class H	46,248	41,496
Yihai International Holding Ltd.	13,000	34,893
Yonghui Superstores Co. Ltd., Class A	2,400	2,495
Youngor Group Co. Ltd., Class A	900	992
Yum China Holdings, Inc.	8,871	317,848
Yunnan Baiyao Group Co. Ltd., Class A	300	3,219
Yuzhou Properties Co. Ltd.	37,918	16,623
YY, Inc., ADR*	1,024	69,704
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	2,342
Zhaojin Mining Industry Co. Ltd., Class H	19,296	18,374
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	730
Zhejiang Chint Electrics Co. Ltd., Class A	500	1,627
Zhejiang Dahua Technology Co. Ltd., Class A	700	1,345
Zhejiang Expressway Co. Ltd., Class H	35,564	29,864
Zhejiang Huayou Cobalt Co. Ltd., Class A	140	686
Zhejiang Longsheng Group Co. Ltd., Class A	800	1,045
Zhejiang Zheneng Electric Power Co. Ltd., Class A	2,300	1,487
Zhengzhou Yutong Bus Co. Ltd., Class A	503	816
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	3,780	15,484
Zhongjin Gold Corp. Ltd., Class A	900	1,014
Zhongsheng Group Holdings Ltd.	13,208	26,841
Zhuzhou CRRC Times Electric Co. Ltd., Class H	13,656	73,307
Zijin Mining Group Co. Ltd., Class A	4,300	2,099
Zijin Mining Group Co. Ltd., Class H	143,089	53,951
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,576	806
ZTE Corp., Class H*(a)	14,753	29,001

		32,107,200

Colombia — 0.3%
Bancolombia SA	5,076	50,509
Cementos Argos SA	11,499	24,890

	Number of Shares	Value
Colombia (Continued)
Ecopetrol SA	119,602	$114,831
Grupo Argos SA	5,624	28,137
Grupo de Inversiones Suramericana SA	5,830	58,228
Interconexion Electrica SA ESP	9,672	38,700

		315,295

Czech Republic — 0.2%
CEZ AS	4,011	95,586
Komercni banka AS	1,679	65,980
Moneta Money Bank AS, 144A	10,294	35,429

		196,995

Egypt — 0.1%
Commercial International Bank Egypt SAE	23,456	97,714
Eastern Tobacco	18,530	19,109
ElSewedy Electric Co.	17,540	15,699

		132,522

Greece — 0.2%
Alpha Bank AE*	35,178	49,781
FF Group*(b)	1,458	7,923
Hellenic Telecommunications Organization SA	5,207	61,542
JUMBO SA	2,560	38,952
Motor Oil Hellas Corinth Refineries SA	1,968	45,117
OPAP SA	5,563	52,273
Titan Cement Co. SA	1,132	25,374

		280,962

Hong Kong — 4.3%
Alibaba Health Information Technology Ltd.*	81,630	73,033
Alibaba Pictures Group Ltd.*(a)	314,686	49,069
Beijing Enterprises Holdings Ltd.	12,981	76,154
Beijing Enterprises Water Group Ltd.*	130,280	75,430
Brilliance China Automotive Holdings Ltd.	69,328	61,318
China Agri-Industries Holdings Ltd.	39,291	14,865
China Ding Yi Feng Holdings Ltd.*	24,000	69,939
China Everbright International Ltd.	81,640	71,372
China Everbright Ltd.	33,575	62,567
China First Capital Group Ltd.*	73,142	35,524
China Gas Holdings Ltd.	40,416	138,698
China Jinmao Holdings Group Ltd.	120,260	57,640
China Mengniu Dairy Co. Ltd.*	64,986	201,005
China Merchants Port Holdings Co. Ltd.	40,860	74,262
China Mobile Ltd.	147,071	1,459,619
China Overseas Land & Investment Ltd.	88,362	308,318
China Power International Development Ltd.	81,282	19,011
China Resources Beer Holdings Co. Ltd.	33,628	113,898
China Resources Cement Holdings Ltd.	65,572	64,030
China Resources Gas Group Ltd.	22,170	89,400
China Resources Land Ltd.	63,644	235,899
China Resources Power Holdings Co. Ltd.	42,636	80,760

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
China State Construction International Holdings Ltd.	50,368	$43,905
China Taiping Insurance Holdings Co. Ltd.	37,879	125,392
China Traditional Chinese Medicine Holdings Co. Ltd.	51,467	34,206
China Travel International Investment Hong Kong Ltd.	48,767	13,526
China Unicom Hong Kong Ltd.	145,129	168,241
CITIC Ltd.	146,834	235,715
COSCO SHIPPING Ports Ltd.	43,226	43,867
Far East Horizon Ltd.	49,271	49,057
Fullshare Holdings Ltd.*(a)	172,228	65,158
Guangdong Investment Ltd.	70,300	135,676
Haier Electronics Group Co. Ltd.*	35,816	83,406
Hutchison China MediTech Ltd., ADR*	1,322	45,569
Jiayuan International Group Ltd.	23,440	42,003
Kingboard Holdings Ltd.	19,962	57,023
Kingboard Laminates Holdings Ltd.	24,366	23,201
Kunlun Energy Co. Ltd.	82,190	99,481
Lee & Man Paper Manufacturing Ltd.	35,506	32,175
Nine Dragons Paper Holdings Ltd.	35,422	35,902
Shanghai Industrial Holdings Ltd.	12,188	26,576
Shenzhen International Holdings Ltd.	19,640	39,411
Shenzhen Investment Ltd.	60,957	19,867
Shimao Property Holdings Ltd.	35,959	88,886
Sino Biopharmaceutical Ltd.	156,925	143,206
SSY Group Ltd.	33,851	34,742
Sun Art Retail Group Ltd.	59,500	66,466
Towngas China Co. Ltd.*	20,978	16,356
Yuexiu Property Co. Ltd.	144,948	26,863

		5,227,687

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	9,302	102,946
OTP Bank Nyrt	5,013	200,595
Richter Gedeon Nyrt	3,479	68,450

		371,991

India — 8.9%
Adani Ports & Special Economic Zone Ltd.	11,454	60,093
Ambuja Cements Ltd.	14,864	46,376
Ashok Leyland Ltd.	28,394	45,772
Asian Paints Ltd.	7,159	138,255
Aurobindo Pharma Ltd.	6,581	76,551
Avenue Supermarts Ltd., 144A*	2,706	57,948
Axis Bank Ltd.*	14,994	134,622
Axis Bank Ltd., GDR*	5,678	251,819
Bajaj Auto Ltd.	2,102	82,810
Bajaj Finance Ltd.	4,095	149,105
Bajaj Finserv Ltd.	934	80,332
Bharat Forge Ltd.	5,214	42,183
Bharat Petroleum Corp. Ltd.	18,931	88,116
Bharti Airtel Ltd.	31,873	143,370
Bharti Infratel Ltd.	7,452	27,452
Bosch Ltd.	162	44,102
Britannia Industries Ltd.	1,138	51,757

	Number of Shares	Value
India (Continued)
Cadila Healthcare Ltd.	5,082	$26,637
Cipla Ltd.	8,626	66,940
Coal India Ltd.	17,024	59,820
Container Corp. Of India Ltd.	3,524	34,128
Dabur India Ltd.	13,171	77,312
Divi’s Laboratories Ltd.	1,780	36,761
Dr. Reddy’s Laboratories Ltd., ADR (a)	2,873	110,438
Eicher Motors Ltd.	335	112,501
GAIL India Ltd.	17,108	84,208
Glenmark Pharmaceuticals Ltd.	3,434	32,182
Godrej Consumer Products Ltd.	8,908	95,905
Grasim Industries Ltd.	7,895	98,128
Havells India Ltd.	6,244	61,343
HCL Technologies Ltd.	12,960	188,742
Hero MotoCorp Ltd.	1,247	54,664
Hindalco Industries Ltd.	34,513	112,014
Hindustan Petroleum Corp. Ltd.	15,105	50,357
Hindustan Unilever Ltd.	15,278	384,498
Housing Development Finance Corp. Ltd.	39,222	1,119,342
ICICI Bank Ltd., ADR	9,267	94,245
ICICI Bank Ltd.	38,888	198,164
Vodafone Idea Ltd.*	35,955	18,211
Indiabulls Housing Finance Ltd.	6,371	65,415
Indian Oil Corp. Ltd.	43,458	83,929
Infosys Ltd.	31,815	304,684
Infosys Ltd., ADR (a)	52,657	519,198
InterGlobe Aviation Ltd., 144A	1,971	29,362
ITC Ltd.	81,687	334,976
JSW Steel Ltd.	21,089	95,089
Larsen & Toubro Ltd.	11,441	235,157
LIC Housing Finance Ltd.	7,425	49,683
Lupin Ltd.	5,511	70,118
Mahindra & Mahindra Financial Services Ltd.	6,937	44,716
Mahindra & Mahindra Ltd.	17,913	203,277
Marico Ltd.	11,269	57,683
Maruti Suzuki India Ltd.	2,503	275,156
Motherson Sumi Systems Ltd.	23,610	52,745
Nestle India Ltd.	581	89,739
NTPC Ltd.	47,524	95,669
Oil & Natural Gas Corp. Ltd.	31,993	64,404
Page Industries Ltd.	145	56,417
Petronet LNG Ltd.	14,408	44,281
Pidilite Industries Ltd.	2,441	40,743
Piramal Enterprises Ltd.	2,010	63,448
Power Grid Corp. of India Ltd.	42,041	108,669
REC Ltd.	17,225	24,690
Reliance Industries Ltd., GDR, 144A	34,564	1,144,068
Shree Cement Ltd.	203	48,023
Shriram Transport Finance Co. Ltd.	3,650	60,515
State Bank of India*	40,524	165,509
Sun Pharmaceutical Industries Ltd.	21,508	152,017
Tata Consultancy Services Ltd.	21,764	614,635
Tata Motors Ltd., ADR*(a)	7,015	85,583
Tata Power Co. Ltd.	27,644	30,185
Tata Steel Ltd.	7,493	56,927

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
India (Continued)
Tech Mahindra Ltd.	11,639	$117,893
Titan Co. Ltd.	7,746	103,039
UltraTech Cement Ltd.	2,193	125,852
United Spirits Ltd.*	7,245	69,898
UPL Ltd.	8,851	96,238
Vedanta Ltd.	32,973	92,657
Wipro Ltd.	11,020	51,333
Wipro Ltd., ADR	11,117	58,031
Yes Bank Ltd.	43,188	105,220
Zee Entertainment Enterprises Ltd.	10,398	72,896

		10,896,970

Indonesia — 2.2%
PT Adaro Energy Tbk	365,594	32,847
PT Astra International Tbk	507,561	303,419
PT Bank Central Asia Tbk	236,707	431,129
PT Bank Danamon Indonesia Tbk	83,664	43,433
PT Bank Mandiri Persero Tbk	472,869	244,659
PT Bank Negara Indonesia Persero Tbk	163,555	97,201
PT Bank Rakyat Indonesia Persero Tbk	1,322,994	334,853
PT Bank Tabungan Negara Persero Tbk	51,668	9,645
PT Bukit Asam Tbk	67,800	19,057
PT Bumi Serpong Damai Tbk*	192,028	18,125
PT Charoen Pokphand Indonesia Tbk	184,059	76,571
PT Gudang Garam Tbk	10,399	59,620
PT Hanjaya Mandala Sampoerna Tbk	232,104	59,720
PT Indah Kiat Pulp & Paper Corp. Tbk	62,319	45,751
PT Indocement Tunggal Prakarsa Tbk	42,156	56,296
PT Indofood CBP Sukses Makmur Tbk	58,181	40,069
PT Indofood Sukses Makmur Tbk	109,507	50,533
PT Jasa Marga Persero Tbk	54,298	15,679
PT Kalbe Farma Tbk	526,137	56,099
PT Pabrik Kertas Tjiwi Kimia Tbk	36,000	28,505
PT Pakuwon Jati Tbk	540,551	22,299
PT Perusahaan Gas Negara Persero Tbk	271,917	37,168
PT Semen Indonesia Persero Tbk	65,956	55,453
PT Surya Citra Media Tbk	152,266	20,387
PT Telekomunikasi Indonesia Persero Tbk	1,161,418	298,830
PT Tower Bersama Infrastructure Tbk	50,867	14,262
PT Unilever Indonesia Tbk	34,644	102,339
PT United Tractors Tbk	41,848	80,463

		2,654,412

Luxembourg — 0.0%
Reinet Investments SCA	3,214	46,890

Malaysia — 2.3%
AirAsia Group Bhd	39,170	28,831
Alliance Bank Malaysia Bhd	25,551	25,035
AMMB Holdings Bhd	39,946	40,667
Astro Malaysia Holdings Bhd	36,200	10,381
Axiata Group Bhd	60,508	52,490
British American Tobacco Malaysia Bhd	4,242	38,218
CIMB Group Holdings Bhd	114,292	157,324
Dialog Group Bhd	86,936	65,859
DiGi.Com Bhd	78,160	79,197
FGV Holdings Bhd	35,600	7,529

	Number of Shares	Value
Malaysia (Continued)
Fraser & Neave Holdings Bhd	3,500	$27,869
Gamuda Bhd	41,500	23,405
Genting Bhd	46,767	70,187
Genting Malaysia Bhd	72,634	49,643
Genting Plantations Bhd	3,400	7,719
HAP Seng Consolidated Bhd	15,051	35,429
Hartalega Holdings Bhd	33,102	50,628
Hong Leong Bank Bhd	14,041	68,385
Hong Leong Financial Group Bhd	4,100	18,891
IHH Healthcare Bhd	71,035	91,160
IJM Corp. Bhd	69,364	27,020
IOI Corp. Bhd	47,294	48,034
IOI Properties Group Bhd	39,988	15,577
Kuala Lumpur Kepong Bhd	9,187	53,789
Malayan Banking Bhd	92,637	207,877
Malaysia Airports Holdings Bhd	20,000	36,659
Maxis Bhd	47,196	61,244
MISC Bhd	33,800	49,676
Nestle Malaysia Bhd	1,300	46,414
Petronas Chemicals Group Bhd	62,124	136,585
Petronas Dagangan Bhd	4,504	27,770
Petronas Gas Bhd	21,135	95,662
PPB Group Bhd	15,062	63,351
Press Metal Aluminium Holdings Bhd	28,100	31,965
Public Bank Bhd	69,422	413,430
QL Resources Bhd	15,600	26,320
RHB Bank Bhd (b)	19,600	0
RHB Bank Bhd	18,153	22,775
Sime Darby Bhd	58,423	31,972
Sime Darby Plantation Bhd	57,623	64,722
Sime Darby Property Bhd	58,423	13,892
SP Setia Bhd Group	63,800	32,780
Telekom Malaysia Bhd	25,345	14,113
Tenaga Nasional Bhd	77,905	265,113
Top Glove Corp. Bhd	28,200	40,233
Westports Holdings Bhd	25,307	22,800
YTL Corp. Bhd	112,198	30,030

		2,828,650

Mexico — 2.6%
Alfa SAB de CV, Class A	76,124	76,521
Alsea SAB de CV	8,431	21,130
America Movil SAB de CV, Series L	821,346	552,036
Arca Continental SAB de CV	10,988	56,765
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	45,555	55,932
Cemex SAB de CV, Series CPO*	349,839	179,958
Coca-Cola Femsa SAB de CV, Series L	12,946	77,967
El Puerto de Liverpool SAB de CV, Class C1	4,793	28,564
Fibra Uno Administracion SA de CV REIT	71,140	72,001
Fomento Economico Mexicano SAB de CV	45,324	392,966
Gruma SAB de CV, Class B	5,394	59,071
Grupo Aeroportuario del Pacifico SAB de CV, Class B	8,907	61,751

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Mexico (Continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,182	$69,612
Grupo Bimbo SAB de CV, Series A	41,058	78,672
Grupo Carso SAB de CV, Series A1	11,276	36,187
Grupo Financiero Banorte SAB de CV, Class O	63,141	288,968
Grupo Financiero Inbursa SAB de CV, Class O	52,540	70,780
Grupo Mexico SAB de CV, Series B	89,280	184,142
Grupo Televisa SAB, Series CPO	58,244	159,247
Industrias Penoles SAB de CV	2,936	33,448
Infraestructura Energetica Nova SAB de CV	13,392	50,966
Kimberly-Clark de Mexico SAB de CV, Class A	38,005	56,185
Megacable Holdings SAB de CV, Series CPO	7,204	32,977
Mexichem SAB de CV	26,191	61,200
Promotora y Operadora de Infraestructura SAB de CV	4,956	43,946
Wal-Mart de Mexico SAB de CV	131,497	325,225

		3,126,217

Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR	4,296	60,746
Credicorp Ltd.	1,684	369,284
Southern Copper Corp. (a)	2,120	70,978

		501,008

Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	47,820	47,619
Aboitiz Power Corp.	36,646	22,161
Alliance Global Group, Inc.*	107,876	23,501
Ayala Corp.	6,956	126,195
Ayala Land, Inc.	168,704	134,043
Bank of the Philippine Islands	22,304	39,996
BDO Unibank, Inc.	55,095	136,844
DMCI Holdings, Inc.	99,924	23,523
Globe Telecom, Inc.	714	26,833
GT Capital Holdings, Inc.	2,271	38,471
International Container Terminal Services, Inc.	7,012	12,507
JG Summit Holdings, Inc.	71,392	65,645
Jollibee Foods Corp.	10,873	57,746
Manila Electric Co.	5,670	41,557
Megaworld Corp.	252,600	21,732
Metro Pacific Investments Corp.	367,127	32,917
Metropolitan Bank & Trust Co.	38,284	54,483
PLDT, Inc.	2,136	47,186
Robinsons Land Corp.	50,239	19,599
Security Bank Corp.	5,495	16,877
SM Investments Corp.	5,593	96,933
SM Prime Holdings, Inc.	232,391	153,834
Universal Robina Corp.	22,059	53,864

		1,294,066

Poland — 1.2%
Alior Bank SA*	2,233	32,102

	Number of Shares	Value
Poland (Continued)
Bank Handlowy w Warszawie SA	805	$14,609
Bank Millennium SA*	15,130	36,757
Bank Polska Kasa Opieki SA	4,447	128,800
Santander Bank Polska SA	803	75,365
CCC SA	699	38,757
CD Projekt SA*	1,558	58,440
Cyfrowy Polsat SA*	5,857	34,700
Dino Polska SA, 144A*	800	20,543
Grupa Lotos SA	2,311	50,000
Jastrzebska Spolka Weglowa SA*	1,321	22,859
KGHM Polska Miedz SA*	3,093	73,201
LPP SA	29	59,821
mBank SA	370	39,860
Orange Polska SA*	17,261	21,764
PGE Polska Grupa Energetyczna SA*	20,969	64,550
Polski Koncern Naftowy ORLEN SA	7,156	207,828
Polskie Gornictwo Naftowe i Gazownictwo SA	44,131	75,084
Powszechna Kasa Oszczednosci Bank Polski SA	21,908	236,417
Powszechny Zaklad Ubezpieczen SA	14,391	162,739

		1,454,196

Qatar — 1.0%
Barwa Real Estate Co.	3,750	39,361
Commercial Bank QSC	5,070	58,758
Ezdan Holding Group QSC*	19,848	69,390
Industries Qatar QSC	4,084	151,976
Masraf Al Rayan QSC	9,169	100,950
Ooredoo QPSC	2,102	45,599
Qatar Electricity & Water Co. QSC	984	48,643
Qatar Insurance Co. SAQ	3,972	39,085
Qatar Islamic Bank SAQ	2,591	108,087
Qatar National Bank QPSC	11,021	603,828

		1,265,677

Romania — 0.1%
NEPI Rockcastle PLC	9,385	74,491

Russia — 3.6%
Alrosa PJSC	64,276	95,579
Gazprom PJSC, ADR	22,738	108,233
Gazprom PJSC	216,334	520,784
Inter RAO UES PJSC	781,217	47,748
LUKOIL PJSC	4,314	315,244
LUKOIL PJSC, ADR	7,468	548,898
Magnit PJSC, GDR	8,465	108,098
Magnitogorsk Iron & Steel Works PJSC	50,152	35,035
MMC Norilsk Nickel PJSC	1,642	312,176
Mobile TeleSystems PJSC, ADR	12,472	92,417
Moscow Exchange MICEX-RTS PJSC	36,923	49,334
Novatek PJSC, GDR	2,179	370,648
Novolipetsk Steel PJSC	29,915	70,707
PhosAgro PJSC, GDR	2,885	38,428
Polymetal International PLC	3,864	38,484
Polyus PJSC	665	47,915
Rosneft Oil Co. PJSC, GDR	26,625	167,737
Sberbank of Russia PJSC	260,804	755,164
Severstal PJSC, GDR	4,305	63,240

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Russia (Continued)
Severstal PJSC	952	$14,247
Surgutneftegas PJSC, ADR	16,223	64,503
Tatneft PJSC	36,782	391,262
VTB Bank PJSC, GDR	32,347	40,304
X5 Retail Group NV, GDR	2,456	63,233

		4,359,418

Singapore — 0.0%
BOC Aviation Ltd., 144A (a)	4,616	35,576

South Africa — 5.8%
Absa Group Ltd.	18,232	202,596
Anglo American Platinum Ltd.	1,351	43,380
AngloGold Ashanti Ltd.	9,087	91,226
Aspen Pharmacare Holdings Ltd.	8,795	93,340
Bid Corp. Ltd.	8,617	159,273
Bidvest Group Ltd.	7,734	114,570
Capitec Bank Holdings Ltd. (a)	910	72,229
Clicks Group Ltd.	5,254	71,193
Discovery Ltd.	8,887	98,689
Exxaro Resources Ltd.	5,283	49,248
FirstRand Ltd.	79,288	382,173
Fortress REIT Ltd., Class A REIT	26,317	32,206
Fortress REIT Ltd., Class B REIT	20,350	20,851
Foschini Group Ltd.	4,825	60,854
Gold Fields Ltd.	20,494	59,683
Growthpoint Properties Ltd. REIT	69,300	118,111
Hyprop Investments Ltd. REIT	6,180	39,777
Investec Ltd. (a)	6,744	40,711
Kumba Iron Ore Ltd. (a)	1,459	26,063
Liberty Holdings Ltd.	3,325	25,672
Life Healthcare Group Holdings Ltd.	32,887	61,698
MMI Holdings Ltd.*	23,574	29,445
Mr Price Group Ltd.	6,649	115,629
MTN Group Ltd.	42,049	265,121
Naspers Ltd., Class N	10,507	2,094,766
Nedbank Group Ltd.	9,461	181,461
Netcare Ltd.	25,537	47,172
Old Mutual Ltd.	121,534	202,838
Pick n Pay Stores Ltd.	9,123	48,384
PSG Group Ltd.	3,621	61,401
Rand Merchant Investment Holdings Ltd.	16,903	43,847
Redefine Properties Ltd. REIT (a)	135,608	93,838
Remgro Ltd.	13,358	194,354
Resilient REIT Ltd. REIT	7,020	30,499
RMB Holdings Ltd.	17,591	99,311
Sanlam Ltd.	44,511	246,760
Sappi Ltd.	13,882	75,857
Sasol Ltd.	13,516	396,232
Shoprite Holdings Ltd.	10,391	147,826
SPAR Group Ltd. (a)	3,958	55,911
Standard Bank Group Ltd.	31,691	400,609
Telkom SA SOC Ltd. (a)	6,947	28,427
Tiger Brands Ltd. (a)	4,115	79,576
Truworths International Ltd.	10,977	69,511
Vodacom Group Ltd. (a)	13,438	121,690
Woolworths Holdings Ltd.	24,806	100,235

		7,094,243

	Number of Shares	Value
South Korea — 12.8%
Amorepacific Corp.	768	$118,185
AMOREPACIFIC Group	633	36,649
BGF retail Co. Ltd.	210	36,438
BNK Financial Group, Inc.	6,598	45,146
Celltrion Healthcare Co. Ltd.*	1,213	85,163
Celltrion Pharm, Inc.*	351	20,729
Celltrion, Inc.*	2,012	429,880
Cheil Worldwide, Inc.	1,790	37,446
CJ CheilJedang Corp.	184	55,153
CJ Corp.	356	41,445
CJ ENM Co. Ltd.	260	54,043
CJ Logistics Corp.*	188	26,667
Coway Co. Ltd.	1,174	82,110
Daelim Industrial Co. Ltd.	699	59,115
Daewoo Engineering & Construction Co. Ltd.*	3,304	14,649
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	937	27,459
DB Insurance Co. Ltd.	1,242	75,011
DGB Financial Group, Inc.	4,410	34,621
Doosan Bobcat, Inc.	909	26,639
E-MART, Inc.	468	81,413
Fila Korea Ltd.	1,246	56,467
GS Engineering & Construction Corp.	1,232	47,919
GS Holdings Corp.	1,253	57,567
GS Retail Co. Ltd.	682	23,120
Hana Financial Group, Inc.	7,476	250,767
Hankook Tire Co. Ltd.	1,851	70,675
Hanmi Pharm. Co. Ltd.	152	60,003
Hanmi Science Co. Ltd.	311	20,614
Hanon Systems	4,640	43,463
Hanwha Chemical Corp.	2,011	33,907
Hanwha Corp.	1,192	31,902
Hanwha Life Insurance Co. Ltd.	6,477	25,655
HDC Hyundai Development Co-Engineering & Construction, Class E*	979	36,681
HLB, Inc.*	692	52,165
Hotel Shilla Co. Ltd.	699	53,815
Hyundai Department Store Co. Ltd.	374	31,329
Hyundai Engineering & Construction Co. Ltd.	1,990	97,640
Hyundai Glovis Co. Ltd.	477	52,553
Hyundai Heavy Industries Co. Ltd.*	832	97,974
Hyundai Heavy Industries Holdings Co. Ltd.*	226	79,638
Hyundai Marine & Fire Insurance Co. Ltd.	1,576	56,308
Hyundai Mobis Co. Ltd.	1,566	252,164
Hyundai Motor Co.	3,298	314,810
Hyundai Steel Co.	2,011	77,322
Industrial Bank of Korea	6,268	82,757
Kakao Corp.	1,312	131,674
Kangwon Land, Inc.	2,652	76,299
KB Financial Group, Inc.	9,646	406,165
KCC Corp.	152	37,832
Kia Motors Corp.	6,168	167,826

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Korea Aerospace Industries Ltd.*	1,682	$47,566
Korea Electric Power Corp.	6,575	174,207
Korea Gas Corp.*	796	36,216
Korea Investment Holdings Co. Ltd.	966	58,342
Korea Zinc Co. Ltd.	172	65,289
Korean Air Lines Co. Ltd.	1,150	32,727
KT&G Corp.	2,983	276,758
Kumho Petrochemical Co. Ltd.	467	38,412
LG Chem Ltd.	1,137	350,447
LG Corp.	2,144	138,094
LG Display Co. Ltd.	5,374	84,137
LG Electronics, Inc.	2,557	165,380
LG Household & Health Care Ltd.	222	229,734
LG Innotek Co. Ltd.	370	32,942
LG Uplus Corp.	2,795	44,134
Lotte Chemical Corp.	369	89,703
Lotte Corp.*	700	34,533
Lotte Shopping Co. Ltd.	253	48,639
Medy-Tox, Inc.	104	52,271
Mirae Asset Daewoo Co. Ltd.	12,139	77,104
NAVER Corp.	3,440	388,206
NCSoft Corp.	397	181,332
Neoplux Co. Ltd.*	25	127
Netmarble Corp., 144A	587	68,338
NH Investment & Securities Co. Ltd.	3,516	43,442
OCI Co. Ltd.	429	39,993
Orange Life Insurance Ltd., 144A	667	17,910
Orion Corp.	467	46,452
Ottogi Corp.	37	24,459
Pan Ocean Co. Ltd.*	5,310	21,696
Pearl Abyss Corp.*	131	22,438
POSCO	1,907	421,056
POSCO Chemtech Co. Ltd.	607	36,660
Posco Daewoo Corp.	1,048	18,044
S-1 Corp.	420	36,082
Samsung Biologics Co. Ltd., 144A*(b)	371	110,709
Samsung C&T Corp.	1,792	163,861
Samsung Card Co. Ltd.	697	20,084
Samsung Electro-Mechanics Co. Ltd.	1,426	153,292
Samsung Electronics Co. Ltd.	115,722	4,320,412
Samsung Engineering Co. Ltd.*	3,415	59,255
Samsung Fire & Marine Insurance Co. Ltd.	805	195,693
Samsung Heavy Industries Co. Ltd.*	10,095	66,823
Samsung Life Insurance Co. Ltd.	1,849	142,681
Samsung SDI Co. Ltd.	1,329	244,827
Samsung SDS Co. Ltd.	808	141,280
Samsung Securities Co. Ltd.	1,787	49,659
Shinhan Financial Group Co. Ltd.	10,106	371,441
Shinsegae Inc.	153	39,719
SillaJen, Inc.*	1,271	80,164
SK Holdings Co. Ltd.	810	203,412
SK Hynix, Inc.	14,028	871,001
SK Innovation Co. Ltd.	1,487	260,668
SK Telecom Co. Ltd.	478	123,450
S-Oil Corp.	1,027	101,239
ViroMed Co. Ltd.*	305	53,684

	Number of Shares	Value
South Korea (Continued)
Woori Bank	12,290	$171,585
Yuhan Corp.	211	42,823

		15,645,604

Taiwan — 10.9%
Acer, Inc.*	73,013	47,172
Advantech Co. Ltd.	8,686	65,847
Airtac International Group	2,807	29,527
ASE Technology Holding Co. Ltd.*	82,279	166,687
Asia Cement Corp.	52,320	57,243
Asustek Computer, Inc.	19,174	135,705
AU Optronics Corp.	216,042	88,026
Catcher Technology Co. Ltd.	15,144	130,045
Cathay Financial Holding Co. Ltd.	189,542	298,760
Chailease Holding Co. Ltd.	25,832	80,595
Chang Hwa Commercial Bank Ltd.	122,093	69,368
Cheng Shin Rubber Industry Co. Ltd.	48,501	66,922
Chicony Electronics Co. Ltd.	15,063	29,489
China Airlines Ltd.	65,482	23,385
China Development Financial Holding Corp.	299,145	97,120
China Life Insurance Co. Ltd.	65,066	61,789
China Steel Corp.	299,242	233,164
Chunghwa Telecom Co. Ltd.	91,787	318,855
Compal Electronics, Inc.	104,843	59,907
CTBC Financial Holding Co. Ltd.	406,738	270,045
Delta Electronics, Inc.	54,709	230,903
E.Sun Financial Holding Co. Ltd.	234,653	158,459
Eclat Textile Co. Ltd.	4,428	55,635
Eva Airways Corp.	54,635	28,558
Evergreen Marine Corp. Taiwan Ltd.	54,165	20,487
Far Eastern New Century Corp.	80,110	73,994
Far EasTone Telecommunications Co. Ltd.	39,832	93,756
Feng TAY Enterprise Co. Ltd.	8,322	52,956
First Financial Holding Co. Ltd.	230,814	149,497
Formosa Chemicals & Fibre Corp.	87,355	302,041
Formosa Petrochemical Corp.	29,878	108,157
Formosa Plastics Corp.	109,626	355,911
Formosa Taffeta Co. Ltd.	18,915	20,634
Foxconn Technology Co. Ltd.	22,930	46,304
Fubon Financial Holding Co. Ltd.	155,733	246,734
Giant Manufacturing Co. Ltd.	7,476	34,708
Globalwafers Co. Ltd.	4,826	57,345
Highwealth Construction Corp.	20,375	31,024
Hiwin Technologies Corp.	4,464	34,855
Hon Hai Precision Industry Co. Ltd.	317,080	740,160
Hotai Motor Co. Ltd.	6,802	52,337
Hua Nan Financial Holdings Co. Ltd.	187,145	106,631
Innolux Corp.	223,418	74,348
Inventec Corp.	64,906	46,570
Largan Precision Co. Ltd.	2,129	232,934
Lite-On Technology Corp.	52,759	70,056
MediaTek, Inc.	35,574	274,299
Mega Financial Holding Co. Ltd.	261,052	216,968
Micro-Star International Co. Ltd.	16,854	39,671
Nan Ya Plastics Corp.	128,884	310,897

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Nanya Technology Corp.	23,907	$47,346
Nien Made Enterprise Co. Ltd.	3,655	26,758
Novatek Microelectronics Corp.	14,424	60,878
Pegatron Corp.	42,176	71,614
Phison Electronics Corp.	3,663	29,850
Pou Chen Corp.	55,131	59,961
Powertech Technology, Inc.	17,501	41,080
President Chain Store Corp.	12,724	131,365
Quanta Computer, Inc.	57,250	92,841
Realtek Semiconductor Corp.	12,049	55,352
Ruentex Development Co. Ltd.	13,761	21,869
Ruentex Industries Ltd.	8,455	24,979
Shin Kong Financial Holding Co. Ltd.	210,334	71,360
SinoPac Financial Holdings Co. Ltd.	267,072	92,343
Standard Foods Corp.	8,043	12,756
Synnex Technology International Corp.	35,376	41,634
TaiMed Biologics, Inc.*	4,327	22,617
Taishin Financial Holding Co. Ltd.	245,718	108,095
Taiwan Business Bank	86,687	29,692
Taiwan Cement Corp.	117,977	132,143
Taiwan Cooperative Financial Holding Co. Ltd.	203,766	118,417
Taiwan High Speed Rail Corp.	42,119	42,254
Taiwan Mobile Co. Ltd.	40,083	141,845
Taiwan Semiconductor Manufacturing Co. Ltd.	594,523	4,352,546
Tatung Co. Ltd.*	46,000	60,484
Uni-President Enterprises Corp.	121,915	285,774
United Microelectronics Corp.	272,632	102,232
Vanguard International Semiconductor Corp.	20,366	42,846
Walsin Technology Corp.	7,464	45,436
Win Semiconductors Corp.	8,252	33,890
Winbond Electronics Corp.	70,065	34,121
Wistron Corp.	66,564	42,249
WPG Holdings Ltd.	39,170	47,688
Yageo Corp.	6,090	73,156
Yuanta Financial Holding Co. Ltd.	254,382	129,662
Zhen Ding Technology Holding Ltd.	11,610	29,514

		13,353,127

Thailand — 2.4%
Advanced Info Service PCL, NVDR	25,974	140,976
Airports of Thailand PCL, NVDR	102,700	199,076
Bangkok Bank PCL, NVDR	4,446	28,119
Bangkok Dusit Medical Services PCL, NVDR	95,500	77,678
Bangkok Expressway & Metro PCL, NVDR	187,400	50,429
Banpu PCL, NVDR	47,800	24,563
Berli Jucker PCL, NVDR	25,700	41,222
BTS Group Holdings PCL, NVDR	145,100	41,693
Bumrungrad Hospital PCL, NVDR	7,700	44,485
Central Pattana PCL, NVDR	34,000	78,312
Charoen Pokphand Foods PCL, NVDR	98,543	74,909
CP ALL PCL, NVDR	118,700	246,333
Delta Electronics Thailand PCL, NVDR	15,002	31,817

	Number of Shares	Value
Thailand (Continued)
Electricity Generating PCL, NVDR	3,800	$27,731
Energy Absolute PCL, NVDR	22,500	32,839
Glow Energy PCL, NVDR	13,800	36,506
Gulf Energy Development PCL NVDR	6,200	14,281
Home Product Center PCL, NVDR	98,400	45,479
Indorama Ventures PCL, NVDR	36,497	59,927
IRPC PCL, NVDR	249,709	46,316
Kasikornbank PCL, NVDR	44,979	264,643
Krung Thai Bank PCL, NVDR	89,006	54,669
Land & Houses PCL, NVDR	106,000	32,553
Minor International PCL, NVDR	53,500	58,970
Muangthai Capital PCL NVDR	12,700	19,019
PTT Exploration & Production PCL, NVDR	32,613	130,898
PTT Global Chemical PCL, NVDR	53,600	127,939
PTT PCL	90,400	135,377
PTT PCL, NVDR	155,680	233,135
Robinson PCL, NVDR	13,400	27,401
Siam Cement PCL	9,958	133,833
Siam Commercial Bank PCL, NVDR	44,198	186,804
Thai Oil PCL, NVDR	31,757	73,388
Thai Union Group PCL, NVDR	47,600	25,474
TMB Bank PCL, NVDR	327,700	23,117
True Corp. PCL, NVDR	248,600	44,221

		2,914,132

Turkey — 0.6%
Akbank T.A.S.	50,341	73,957
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,158	20,913
Arcelik AS	5,893	17,677
Aselsan Elektronik Sanayi Ve Ticaret AS	12,299	62,981
BIM Birlesik Magazalar AS	5,284	85,634
Eregli Demir ve Celik Fabrikalari TAS	29,451	42,872
Ford Otomotiv Sanayi AS	1,751	18,151
Haci Omer Sabanci Holding AS	22,907	36,157
KOC Holding AS	18,976	55,974
Petkim Petrokimya Holding AS	18,518	18,823
TAV Havalimanlari Holding AS	2,100	9,441
Tupras Turkiye Petrol Rafinerileri AS	2,660	63,720
Turk Hava Yollari AO*	13,776	44,916
Turkcell Iletisim Hizmetleri AS	26,466	64,414
Turkiye Garanti Bankasi AS	54,194	85,958
Turkiye Halk Bankasi AS	15,971	22,085
Turkiye Is Bankasi AS, Class C	39,624	32,374
Turkiye Sise ve Cam Fabrikalari AS	19,623	18,931

		774,978

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	47,365	101,225
Aldar Properties PJSC	78,447	34,171
DAMAC Properties Dubai Co. PJSC	45,256	23,040
DP World Ltd.	3,917	64,082
Dubai Islamic Bank PJSC	40,708	58,073
Emaar Development PJSC	18,289	24,647
Emaar Malls PJSC	48,681	23,856
Emaar Properties PJSC	87,899	107,686

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
United Arab Emirates (Continued)
Emirates Telecommunications Group Co. PJSC	40,988	$185,459
First Abu Dhabi Bank PJSC	64,993	240,639

		862,878

United Kingdom — 0.1%
Mondi Ltd.	2,950	64,923

United States — 0.0%
Nexteer Automotive Group Ltd. (c)	20,585	30,993

TOTAL COMMON STOCKS (Cost $103,076,851)		114,535,439

PREFERRED STOCKS — 3.8%
Brazil — 2.8%
Banco Bradesco SA	82,322	818,749
Braskem SA, Class A	4,302	60,275
Centrais Eletricas Brasileiras SA, Class B	5,634	41,261
Cia Brasileira de Distribuicao	3,947	85,135
Cia Energetica de Minas Gerais	21,814	71,698
Gerdau SA	23,454	93,889
Itau Unibanco Holding SA	117,303	1,092,644
Itausa — Investimentos Itau SA	105,841	337,750
Lojas Americanas SA	18,156	92,541
Petroleo Brasileiro SA	96,879	637,843
Telefonica Brasil SA	10,155	120,825

		3,452,610

Chile — 0.1%
Embotelladora Andina SA, Class B	6,491	22,933
Sociedad Quimica y Minera de Chile SA, Class B	2,889	128,076

		151,009

Colombia — 0.1%
Bancolombia SA	11,289	112,471
Grupo Aval Acciones y Valores SA	95,152	30,452
Grupo de Inversiones Suramericana SA	2,849	26,940

		169,863

Russia — 0.1%
Surgutneftegas PJSC	159,172	89,683
Transneft PJSC	18	47,122

		136,805

South Korea — 0.7%
Amorepacific Corp.	227	18,246
Hyundai Motor Co.	584	34,281
Hyundai Motor Co. — 2nd Preferred	911	56,727
LG Chem Ltd.	176	30,695
LG Household & Health Care Ltd.	38	22,713
Samsung Electronics Co. Ltd.	20,821	626,887

		789,549

TOTAL PREFERRED STOCKS (Cost $3,083,215)		4,699,836

EXCHANGE-TRADED FUND — 0.1%
Global X MSCI Pakistan ETF (Cost $64,435)	6,500	62,725

	Number of Shares	Value
RIGHTS — 0.0%
China — 0.0%
Fosun International Ltd.*, expires 12/11/18	147	$0

Taiwan — 0.0%
Taiwan Cement Corp.*, expires 12/08/18	3,695	0

TOTAL RIGHTS (Cost $0)		0

WARRANT — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL, NVDR*, expires 12/29/19 (b) (Cost $0)	18,144	68

SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (d)(e) (Cost $1,383,442)	1,383,442	1,383,442

CASH EQUIVALENTS — 2.8%
DWS Government Money Market Series “Institutional Shares”, 2.15% (d) (Cost $3,415,426)	3,415,426	3,415,426

TOTAL INVESTMENTS — 101.4% (Cost $111,023,369)		$124,096,936
Other assets and liabilities, net — (1.4%)		(1,793,944)

NET ASSETS — 100.0%		$122,302,992

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (d)(e)
993,218	390,224	(f)	—	—	—	8,071	—	1,383,442	1,383,442

CASH EQUIVALENTS — 2.8%
DWS Government Money Market Series “Institutional Shares”, 2.15% (d)
—	6,945,714		(3,530,288)	—	—	9,588	—	3,415,426	3,415,426

993,218	7,335,938		(3,530,288)	—	—	17,659	—	4,798,868	4,798,868

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $2,103,073, which is 1.7% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $821,723.

(f)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI Emerging Markets Index Futures	USD	61	$3,028,260	$3,048,780	12/21/2018	$20,520

As of November 30, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	12/3/2018	IDR	5,694,364	USD	398	$—	$—
Goldman Sachs & Co.	12/5/2018	AED	2,849,800	USD	775,772	—	(60)
The Bank of Nova Scotia	12/5/2018	AED	292,500	USD	79,625	—	(6)
Goldman Sachs & Co.	12/5/2018	BRL	6,532,900	USD	1,753,705	64,743	—
JP Morgan & Chase Co.	12/5/2018	BRL	2,815,000	USD	756,070	28,303	—
The Bank of Nova Scotia	12/5/2018	BRL	25,839,300	USD	6,935,794	255,518	—
Goldman Sachs & Co.	12/5/2018	CLP	876,638,000	USD	1,259,293	—	(45,974)
RBC Capital Markets	12/5/2018	CLP	56,356,800	USD	80,967	—	(2,945)
Goldman Sachs & Co.	12/5/2018	CNH	7,146,000	USD	1,023,240	—	(4,750)
Goldman Sachs & Co.	12/5/2018	COP	1,762,733,800	USD	546,432	1,538	—
Goldman Sachs & Co.	12/5/2018	CZK	2,596,100	USD	113,463	284	—
JP Morgan & Chase Co.	12/5/2018	CZK	2,685,000	USD	117,339	284	—
Goldman Sachs & Co.	12/5/2018	EGP	2,922,600	USD	161,559	—	(1,373)
JP Morgan & Chase Co.	12/5/2018	EUR	371,000	USD	421,420	1,181	—
JP Morgan & Chase Co.	12/5/2018	HKD	43,383,300	USD	5,540,109	—	(5,607)
RBC Capital Markets	12/5/2018	HKD	86,293,600	USD	11,018,783	—	(12,185)

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	12/5/2018	HKD	103,669,500	USD	13,238,517	$—	$(13,624)
JP Morgan & Chase Co.	12/5/2018	HUF	65,802,500	USD	229,876	—	(416)
RBC Capital Markets	12/5/2018	HUF	44,286,400	USD	154,639	—	(352)
Goldman Sachs & Co.	12/5/2018	IDR	21,836,840,200	USD	1,430,048	—	(95,626)
JP Morgan & Chase Co.	12/5/2018	IDR	14,877,311,300	USD	973,519	—	(65,914)
RBC Capital Markets	12/5/2018	IDR	1,516,118,300	USD	99,320	—	(6,607)
Goldman Sachs & Co.	12/5/2018	INR	213,065,200	USD	2,869,565	—	(185,741)
JP Morgan & Chase Co.	12/5/2018	INR	606,711,100	USD	8,168,333	—	(531,765)
Goldman Sachs & Co.	12/5/2018	KRW	17,147,435,600	USD	15,062,751	—	(237,323)
JP Morgan & Chase Co.	12/5/2018	KRW	1,724,125,900	USD	1,514,344	—	(24,035)
RBC Capital Markets	12/5/2018	KRW	2,531,290,000	USD	2,223,062	—	(35,522)
JP Morgan & Chase Co.	12/5/2018	MXN	9,677,600	USD	475,498	395	—
RBC Capital Markets	12/5/2018	MXN	15,510,900	USD	762,225	749	—
The Bank of New York Mellon	12/5/2018	MXN	51,748,800	USD	2,542,814	2,310	—
Goldman Sachs & Co.	12/5/2018	MYR	8,937,900	USD	2,136,465	621	—
RBC Capital Markets	12/5/2018	MYR	4,769,500	USD	1,138,034	—	(1,709)
Goldman Sachs & Co.	12/5/2018	PHP	36,280,500	USD	676,660	—	(15,232)
JP Morgan & Chase Co.	12/5/2018	PHP	5,291,800	USD	98,728	—	(2,190)
RBC Capital Markets	12/5/2018	PHP	29,959,400	USD	559,884	—	(11,461)
JP Morgan & Chase Co.	12/5/2018	PLN	1,344,200	USD	351,205	—	(3,421)
The Bank of Nova Scotia	12/5/2018	PLN	4,518,100	USD	1,180,107	—	(11,853)
Goldman Sachs & Co.	12/5/2018	QAR	4,286,800	USD	1,171,897	—	(5,385)
Goldman Sachs & Co.	12/5/2018	RUB	58,490,000	USD	886,015	13,631	—
JP Morgan & Chase Co.	12/5/2018	RUB	253,888,000	USD	3,845,867	59,104	—
Goldman Sachs & Co.	12/5/2018	TRY	213,900	USD	37,383	—	(3,521)
JP Morgan & Chase Co.	12/5/2018	TRY	2,545,400	USD	444,632	—	(42,127)
RBC Capital Markets	12/5/2018	TRY	2,173,100	USD	380,002	—	(35,561)
Goldman Sachs & Co.	12/5/2018	TWD	115,324,100	USD	3,737,009	—	(8,723)
JP Morgan & Chase Co.	12/5/2018	TWD	122,636,400	USD	3,973,059	—	(10,177)
RBC Capital Markets	12/5/2018	TWD	18,096,200	USD	585,922	—	(1,843)
The Bank of Nova Scotia	12/5/2018	TWD	226,738,200	USD	7,342,558	—	(21,908)
Goldman Sachs & Co.	12/5/2018	USD	775,857	AED	2,849,800	—	(24)
The Bank of Nova Scotia	12/5/2018	USD	79,632	AED	292,500	—	(1)
Goldman Sachs & Co.	12/5/2018	USD	1,685,823	BRL	6,532,900	3,139	—
JP Morgan & Chase Co.	12/5/2018	USD	726,058	BRL	2,815,000	1,708	—
The Bank of Nova Scotia	12/5/2018	USD	6,668,551	BRL	25,839,300	11,726	—
Goldman Sachs & Co.	12/5/2018	USD	1,302,941	CLP	876,638,000	2,326	—
RBC Capital Markets	12/5/2018	USD	83,744	CLP	56,356,800	168	—
Goldman Sachs & Co.	12/5/2018	USD	123,845	CNH	865,000	590	—
Goldman Sachs & Co.	12/5/2018	USD	902,978	CNH	6,281,000	577	—
Goldman Sachs & Co.	12/5/2018	USD	544,352	COP	1,762,733,800	543	—
Goldman Sachs & Co.	12/5/2018	USD	113,211	CZK	2,596,100	—	(32)
JP Morgan & Chase Co.	12/5/2018	USD	117,088	CZK	2,685,000	—	(33)
Goldman Sachs & Co.	12/5/2018	USD	163,092	EGP	2,922,600	—	(159)
JP Morgan & Chase Co.	12/5/2018	USD	420,065	EUR	371,000	174	—
JP Morgan & Chase Co.	12/5/2018	USD	5,543,660	HKD	43,383,300	2,056	—
RBC Capital Markets	12/5/2018	USD	11,026,879	HKD	86,293,600	4,089	—
The Bank of New York Mellon	12/5/2018	USD	3,850,867	HKD	30,155,000	3,867	—
The Bank of New York Mellon	12/5/2018	USD	9,394,362	HKD	73,514,500	3,045	—
JP Morgan & Chase Co.	12/5/2018	USD	230,006	HUF	65,802,500	285	—
RBC Capital Markets	12/5/2018	USD	154,800	HUF	44,286,400	191	—
Goldman Sachs & Co.	12/5/2018	USD	1,522,898	IDR	21,836,840,200	2,776	—
JP Morgan & Chase Co.	12/5/2018	USD	1,042,266	IDR	14,877,311,300	—	(2,833)
RBC Capital Markets	12/5/2018	USD	106,037	IDR	1,516,118,300	—	(110)
Goldman Sachs & Co.	12/5/2018	USD	997,468	INR	74,052,000	64,421	—
Goldman Sachs & Co.	12/5/2018	USD	1,995,670	INR	139,013,200	—	(2,253)
JP Morgan & Chase Co.	12/5/2018	USD	8,706,980	INR	606,711,100	—	(6,883)
Goldman Sachs & Co.	12/5/2018	USD	13,017,776	KRW	14,603,340,600	12,289	—

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2018	USD	2,231,858	KRW	2,544,095,000	$38,151	$—
JP Morgan & Chase Co.	12/5/2018	USD	1,537,860	KRW	1,724,125,900	519	—
RBC Capital Markets	12/5/2018	USD	2,258,467	KRW	2,531,290,000	117	—
JP Morgan & Chase Co.	12/5/2018	USD	475,578	MXN	9,677,600	—	(475)
RBC Capital Markets	12/5/2018	USD	762,244	MXN	15,510,900	—	(767)
The Bank of New York Mellon	12/5/2018	USD	2,132,031	MXN	43,384,800	—	(2,141)
The Bank of New York Mellon	12/5/2018	USD	410,981	MXN	8,364,000	—	(367)
Goldman Sachs & Co.	12/5/2018	USD	1,862,824	MYR	7,798,900	838	—
Goldman Sachs & Co.	12/5/2018	USD	272,162	MYR	1,139,000	18	—
RBC Capital Markets	12/5/2018	USD	1,138,713	MYR	4,769,500	1,029	—
Goldman Sachs & Co.	12/5/2018	USD	691,716	PHP	36,280,500	176	—
JP Morgan & Chase Co.	12/5/2018	USD	100,892	PHP	5,291,800	26	—
RBC Capital Markets	12/5/2018	USD	571,199	PHP	29,959,400	145	—
JP Morgan & Chase Co.	12/5/2018	USD	354,644	PLN	1,344,200	—	(18)
The Bank of Nova Scotia	12/5/2018	USD	1,191,985	PLN	4,518,100	—	(25)
Goldman Sachs & Co.	12/5/2018	USD	1,173,437	QAR	4,286,800	3,846	—
Goldman Sachs & Co.	12/5/2018	USD	140,918	RUB	9,302,000	—	(2,178)
Goldman Sachs & Co.	12/5/2018	USD	734,670	RUB	49,188,000	—	(1,026)
JP Morgan & Chase Co.	12/5/2018	USD	3,789,938	RUB	253,888,000	—	(3,175)
Goldman Sachs & Co.	12/5/2018	USD	40,748	TRY	213,900	156	—
JP Morgan & Chase Co.	12/5/2018	USD	484,312	TRY	2,545,400	2,447	—
RBC Capital Markets	12/5/2018	USD	413,516	TRY	2,173,100	2,048	—
Goldman Sachs & Co.	12/5/2018	USD	1,981,014	TWD	61,144,000	4,946	—
Goldman Sachs & Co.	12/5/2018	USD	1,756,300	TWD	54,180,100	3,472	—
JP Morgan & Chase Co.	12/5/2018	USD	3,982,348	TWD	122,636,400	888	—
RBC Capital Markets	12/5/2018	USD	587,158	TWD	18,096,200	608	—
The Bank of Nova Scotia	12/5/2018	USD	7,361,271	TWD	226,738,200	3,195	—
JP Morgan & Chase Co.	12/5/2018	USD	6,523,828	ZAR	90,471,400	260	—
RBC Capital Markets	12/5/2018	USD	854,774	ZAR	12,672,000	59,031	—
RBC Capital Markets	12/5/2018	USD	804,660	ZAR	11,158,800	26	—
JP Morgan & Chase Co.	12/5/2018	ZAR	90,471,400	USD	6,102,109	—	(421,979)
RBC Capital Markets	12/5/2018	ZAR	23,830,800	USD	1,607,288	—	(111,202)
Goldman Sachs & Co.	12/6/2018	THB	83,735,800	USD	2,527,873	—	(18,895)
The Bank of Nova Scotia	12/6/2018	THB	20,001,800	USD	603,700	—	(4,641)
Goldman Sachs & Co.	12/6/2018	USD	190,279	THB	6,303,000	1,422	—
Goldman Sachs & Co.	12/6/2018	USD	2,350,366	THB	77,432,800	4,701	—
The Bank of Nova Scotia	12/6/2018	USD	607,127	THB	20,001,800	1,214	—
Goldman Sachs & Co.	1/4/2019	BRL	6,532,900	USD	1,683,650	—	(2,565)
JP Morgan & Chase Co.	1/4/2019	BRL	2,815,000	USD	725,104	—	(1,479)
The Bank of Nova Scotia	1/4/2019	BRL	442,000	USD	113,888	—	(197)
The Bank of Nova Scotia	1/4/2019	BRL	25,839,300	USD	6,660,300	—	(9,115)
Goldman Sachs & Co.	1/4/2019	CLP	876,638,000	USD	1,302,844	—	(2,661)
RBC Capital Markets	1/4/2019	CLP	56,356,800	USD	83,738	—	(190)
Goldman Sachs & Co.	1/4/2019	CNH	6,281,000	USD	901,711	—	(901)
Goldman Sachs & Co.	1/4/2019	COP	1,762,733,800	USD	543,534	—	(431)
Goldman Sachs & Co.	1/4/2019	CZK	2,596,100	USD	113,412	—	(163)
JP Morgan & Chase Co.	1/4/2019	CZK	2,685,000	USD	117,489	25	—
JP Morgan & Chase Co.	1/4/2019	EUR	371,000	USD	421,345	—	(215)
JP Morgan & Chase Co.	1/4/2019	HKD	43,383,300	USD	5,548,127	—	(2,479)
RBC Capital Markets	1/4/2019	HKD	86,293,600	USD	11,035,693	—	(5,002)
RBC Capital Markets	1/4/2019	HKD	17,327,000	USD	2,215,913	—	(962)
The Bank of New York Mellon	1/4/2019	HKD	73,514,500	USD	9,401,643	—	(4,051)
JP Morgan & Chase Co.	1/4/2019	HUF	65,802,500	USD	230,653	—	(352)
RBC Capital Markets	1/4/2019	HUF	44,286,400	USD	155,251	—	(220)
Goldman Sachs & Co.	1/4/2019	IDR	21,836,840,200	USD	1,518,451	—	(520)
JP Morgan & Chase Co.	1/4/2019	IDR	14,877,311,300	USD	1,037,904	3,038	—
JP Morgan & Chase Co.	1/4/2019	IDR	1,504,848,000	USD	104,809	132	—
RBC Capital Markets	1/4/2019	IDR	1,516,118,300	USD	105,771	310	—

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	1/4/2019	INR	139,013,200	USD	1,988,533	$2,072	$—
JP Morgan & Chase Co.	1/4/2019	INR	33,668,000	USD	481,301	195	—
JP Morgan & Chase Co.	1/4/2019	INR	606,711,100	USD	8,677,715	7,975	—
Goldman Sachs & Co.	1/4/2019	KRW	14,603,340,600	USD	13,030,553	—	(14,553)
JP Morgan & Chase Co.	1/4/2019	KRW	1,724,125,900	USD	1,539,371	—	(784)
JP Morgan & Chase Co.	1/4/2019	KRW	356,212,000	USD	317,981	—	(222)
RBC Capital Markets	1/4/2019	KRW	2,531,290,000	USD	2,260,686	—	(505)
JP Morgan & Chase Co.	1/4/2019	MXN	9,677,600	USD	473,448	581	—
RBC Capital Markets	1/4/2019	MXN	15,510,900	USD	758,822	927	—
The Bank of New York Mellon	1/4/2019	MXN	43,384,800	USD	2,122,259	2,386	—
Goldman Sachs & Co.	1/4/2019	MYR	7,798,900	USD	1,860,824	—	(2,341)
RBC Capital Markets	1/4/2019	MYR	4,769,500	USD	1,137,762	—	(1,676)
Goldman Sachs & Co.	1/4/2019	PHP	36,280,500	USD	690,794	273	—
JP Morgan & Chase Co.	1/4/2019	PHP	5,291,800	USD	100,719	1	—
RBC Capital Markets	1/4/2019	PHP	29,959,400	USD	570,329	117	—
JP Morgan & Chase Co.	1/4/2019	PLN	1,344,200	USD	354,893	—	(21)
The Bank of Nova Scotia	1/4/2019	PLN	4,518,100	USD	1,192,898	—	(35)
Goldman Sachs & Co.	1/4/2019	THB	77,432,800	USD	2,351,079	—	(6,817)
The Bank of Nova Scotia	1/4/2019	THB	20,001,800	USD	607,311	—	(1,761)
Goldman Sachs & Co.	1/4/2019	TRY	213,900	USD	40,065	—	(126)
JP Morgan & Chase Co.	1/4/2019	TRY	2,545,400	USD	476,100	—	(2,164)
RBC Capital Markets	1/4/2019	TRY	2,173,100	USD	406,426	—	(1,885)
Goldman Sachs & Co.	1/4/2019	TWD	54,180,100	USD	1,760,294	—	(4,197)
JP Morgan & Chase Co.	1/4/2019	TWD	3,079,000	USD	100,114	—	(160)
JP Morgan & Chase Co.	1/4/2019	TWD	122,636,400	USD	3,991,810	—	(2,107)
RBC Capital Markets	1/4/2019	TWD	18,096,200	USD	588,590	—	(752)
The Bank of Nova Scotia	1/4/2019	TWD	226,738,200	USD	7,379,239	—	(4,976)
JP Morgan & Chase Co.	1/4/2019	USD	141,972	EUR	125,000	64	—
RBC Capital Markets	1/4/2019	USD	104,112	MXN	2,128,000	—	(134)
RBC Capital Markets	1/4/2019	USD	140,336	TRY	750,000	584	—
JP Morgan & Chase Co.	1/4/2019	ZAR	90,471,400	USD	6,500,410	461	—
JP Morgan & Chase Co.	1/4/2019	ZAR	5,500,000	USD	395,168	19	—
RBC Capital Markets	1/4/2019	ZAR	11,158,800	USD	801,749	41	—
Goldman Sachs & Co.	1/7/2019	AED	2,849,800	USD	775,730	—	(25)
The Bank of Nova Scotia	1/7/2019	AED	292,500	USD	79,620	—	(3)
Goldman Sachs & Co.	1/7/2019	QAR	4,286,800	USD	1,173,116	—	(4,064)
Goldman Sachs & Co.	1/7/2019	QAR	466,000	USD	127,524	—	(442)
Goldman Sachs & Co.	1/8/2019	EGP	2,922,600	USD	161,648	406	—
Goldman Sachs & Co.	1/10/2019	RUB	49,188,000	USD	731,567	1,254	—
JP Morgan & Chase Co.	1/10/2019	RUB	253,888,000	USD	3,774,853	5,280	—
JP Morgan & Chase Co.	1/10/2019	RUB	7,747,000	USD	115,036	13	—

Total unrealized appreciation (depreciation)						$698,064	$(2,105,406)

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$114,416,272	$—	$119,167	$114,535,439
Preferred Stocks (g)	4,699,836	—	—	4,699,836
Exchange-Traded Fund	62,725	—	—	62,725
Rights (g)	0	—	—	0
Warrant	—	—	68	68
Short-Term Investments (g)	4,798,868	—	—	4,798,868
Derivatives (h)
Forward Foreign Currency Contracts	—	698,064	—	698,064
Futures Contracts	20,520	—	—	20,520

TOTAL	$123,998,221	$698,064	$119,235	$124,815,520

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(2,105,406)	$—	$(2,105,406)

TOTAL	$—	$(2,105,406)	$—	$(2,105,406)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2018, the amount of transfers between Level 1 and Level 3 was $221,949 and between Level 3 and Level 1 was $70,470. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading and commencement of trading on a securities exchange.

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.1%
Australia — 0.5%
BHP Group PLC	231,146	$4,422,753

Austria — 0.4%
ANDRITZ AG	7,080	340,811
Erste Group Bank AG*	32,243	1,272,111
OMV AG	16,322	824,498
Raiffeisen Bank International AG	16,229	478,431
Verbund AG	7,431	303,866
voestalpine AG	13,482	447,971

		3,667,688

Belgium — 1.5%
Ageas	19,685	950,254
Anheuser-Busch InBev SA/NV (a)	83,243	6,374,383
Colruyt SA	6,587	420,883
Groupe Bruxelles Lambert SA	9,120	820,822
KBC Group NV	27,530	1,975,979
Proximus SADP	15,288	422,998
Solvay SA	7,892	853,431
Telenet Group Holding NV	5,680	281,778
UCB SA	13,863	1,165,151
Umicore SA	22,882	992,673

		14,258,352

Chile — 0.1%
Antofagasta PLC	39,973	407,686

Denmark — 2.6%
A.P. Moller — Maersk A/S, Class A	404	534,381
A.P. Moller — Maersk A/S, Class B	744	1,058,593
Carlsberg A/S, Class B	11,441	1,266,893
Chr Hansen Holding A/S	11,177	1,009,117
Coloplast A/S, Class B	12,817	1,222,120
Danske Bank A/S	78,471	1,564,075
DSV A/S	20,146	1,541,406
Genmab A/S*	6,459	982,696
H Lundbeck A/S	8,470	347,796
ISS A/S	18,777	608,673
Novo Nordisk A/S, Class B	198,546	9,215,857
Novozymes A/S, Class B	24,174	1,126,112
Orsted A/S, 144A	20,805	1,353,558
Pandora A/S	12,053	651,059
Tryg A/S	13,250	329,619
Vestas Wind Systems A/S	21,451	1,600,906
William Demant Holding A/S*	11,824	345,262

		24,758,123

Finland — 1.9%
Elisa OYJ	16,652	667,731
Fortum OYJ	49,758	1,037,059
Kone OYJ, Class B	37,583	1,861,897
Metso OYJ	10,582	301,535
Neste OYJ	13,956	1,090,493
Nokia OYJ	614,477	3,378,090
Nokian Renkaat OYJ	13,197	422,365
Nordea Bank Abp	334,101	2,964,967
Orion OYJ, Class B	10,522	351,166
Sampo OYJ, Class A	48,227	2,152,801

	Number of Shares	Value
Finland (Continued)
Stora Enso OYJ, Class R	60,799	$774,691
UPM-Kymmene OYJ	58,504	1,558,455
Wartsila OYJ Abp	49,415	804,460

		17,365,710

France — 16.5%
Accor SA	20,948	929,641
Aeroports de Paris	3,412	663,233
Air Liquide SA	46,808	5,656,852
Airbus SE	63,797	6,833,923
Alstom SA	16,934	743,071
Amundi SA, 144A	7,344	420,698
Arkema SA	7,658	726,518
Atos SE	10,390	882,193
AXA SA	211,574	5,153,360
BioMerieux	4,712	332,338
BNP Paribas SA	123,644	6,211,525
Bollore SA	104,332	457,104
Bouygues SA	24,111	926,979
Bureau Veritas SA	29,075	642,520
Capgemini SE	17,400	2,029,944
Carrefour SA	63,278	1,139,034
Casino Guichard Perrachon SA (a)	5,824	263,142
Cie de Saint-Gobain	54,601	2,023,484
Cie Generale des Etablissements Michelin	18,893	1,976,759
CNP Assurances	20,069	459,403
Covivio REIT	4,367	425,423
Credit Agricole SA	125,127	1,553,693
Danone SA	66,867	5,000,774
Dassault Aviation SA	275	420,294
Dassault Systemes SE	14,500	1,740,046
Edenred	26,088	994,717
Eiffage SA	8,406	799,574
Electricite de France SA (a)	66,006	1,084,271
Engie SA	200,050	2,812,853
EssilorLuxottica SA	31,054	3,942,790
Eurazeo SE	5,108	382,532
Eutelsat Communications SA	19,734	420,569
Faurecia SA	9,000	350,704
Gecina SA REIT	4,914	687,051
Getlink SE	52,321	679,697
Hermes International	3,383	1,829,549
ICADE REIT	3,682	291,789
Iliad SA	3,068	413,844
Imerys SA	3,758	201,661
Ingenico Group SA	7,073	510,551
Ipsen SA	4,147	533,803
JCDecaux SA	7,747	263,113
Kering	8,272	3,596,074
Klepierre SA REIT	21,264	696,194
Legrand SA	29,060	1,779,835
L’Oreal SA	27,632	6,503,598
LVMH Moet Hennessy Louis Vuitton SE	30,435	8,701,769
Natixis SA	99,320	548,711
Orange SA (a)	216,244	3,711,335
Pernod Ricard SA (a)	23,023	3,680,302

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
France (Continued)
Peugeot SA	63,882	$1,403,030
Publicis Groupe SA	23,213	1,375,998
Remy Cointreau SA	2,373	274,827
Renault SA	21,441	1,506,169
Rexel SA	35,989	431,676
Safran SA	36,518	4,562,114
Sanofi	123,021	11,115,357
Sartorius Stedim Biotech	3,018	305,452
Schneider Electric SE	60,300	4,388,136
SCOR SE	18,673	897,173
SEB SA	2,383	341,542
Societe BIC SA	3,079	330,275
Societe Generale SA	84,395	3,101,359
Sodexo SA	10,081	1,043,582
Suez	42,231	627,505
Teleperformance	6,425	1,063,426
Thales SA	11,657	1,429,230
TOTAL SA	262,893	14,632,614
Ubisoft Entertainment SA*	8,480	690,642
Unibail-Rodamco-Westfield REIT	15,091	2,594,126
Valeo SA	26,373	752,397
Veolia Environnement SA	58,676	1,247,175
Vinci SA	55,126	4,811,691
Vivendi SA	114,230	2,845,049
Wendel SA	3,065	372,321

		155,171,703

Germany — 12.6%
1&1 Drillisch AG	4,960	249,317
adidas AG	20,606	4,544,326
Allianz SE	47,044	9,932,760
Axel Springer SE	5,139	327,547
BASF SE	100,638	7,333,856
Bayer AG	102,099	7,464,597
Bayerische Motoren Werke AG	36,468	2,981,235
Beiersdorf AG	10,854	1,161,695
Brenntag AG	17,406	804,573
Commerzbank AG*	112,236	966,441
Continental AG	11,928	1,785,871
Covestro AG, 144A	20,848	1,200,405
Daimler AG	99,606	5,603,831
Delivery Hero SE, 144A*	9,813	357,055
Deutsche Bank AG (b)	212,853	1,942,958
Deutsche Boerse AG	21,140	2,699,609
Deutsche Lufthansa AG	26,548	646,185
Deutsche Post AG	108,235	3,445,640
Deutsche Telekom AG	365,647	6,410,030
Deutsche Wohnen SE	39,195	1,878,747
E.ON SE	240,409	2,450,876
Evonik Industries AG	17,297	465,073
Fraport AG Frankfurt Airport Services Worldwide	4,541	333,849
Fresenius Medical Care AG & Co. KGaA	23,431	1,906,715
Fresenius SE & Co. KGaA	45,534	2,583,650
GEA Group AG	17,997	485,728
Hannover Rueck SE	6,823	947,778
HeidelbergCement AG	16,336	1,085,602

	Number of Shares	Value
Germany (Continued)
Henkel AG & Co. KGaA	11,390	$1,175,995
HOCHTIEF AG	2,338	332,446
HUGO BOSS AG	6,955	480,301
Infineon Technologies AG	124,065	2,597,709
Innogy SE*	13,341	559,582
Innogy SE, 144A	2,000	91,429
KION Group AG	7,915	446,418
LANXESS AG	9,544	523,169
Merck KGaA	14,187	1,563,716
METRO AG	18,281	280,535
MTU Aero Engines AG	5,590	1,161,907
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,420	3,567,262
OSRAM Licht AG	10,917	500,177
ProSiebenSat.1 Media SE	26,222	532,420
Puma SE	912	457,389
RWE AG	56,429	1,217,940
SAP SE	107,538	11,068,996
Siemens AG	83,780	9,712,414
Siemens Healthineers AG, 144A*	16,998	735,776
Symrise AG	13,548	1,093,583
Telefonica Deutschland Holding AG	90,456	366,305
thyssenkrupp AG	46,886	875,553
TUI AG	49,563	705,444
Uniper SE	22,308	572,531
United Internet AG	13,423	604,051
Volkswagen AG	3,631	599,747
Vonovia SE	53,960	2,612,751
Wirecard AG	13,062	1,973,400
Zalando SE, 144A*	13,328	413,430

		118,818,325

Ireland — 1.0%
AerCap Holdings NV*	13,189	697,302
AIB Group PLC	94,241	413,533
Bank of Ireland Group PLC	106,991	677,089
CRH PLC	92,543	2,558,445
DCC PLC	11,108	835,811
Kerry Group PLC, Class A	17,315	1,788,719
Kingspan Group PLC	16,713	719,372
Paddy Power Betfair PLC	9,063	813,640
Ryanair Holdings PLC*	26,320	347,284
Smurfit Kappa Group PLC	23,614	637,328

		9,488,523

Isle of Man — 0.1%
GVC Holdings PLC	60,838	572,890

Italy — 2.9%
Assicurazioni Generali SpA	130,316	2,196,743
Atlantia SpA	52,261	1,071,477
Davide Campari-Milano SpA	59,896	500,427
Enel SpA	888,631	4,818,855
Eni SpA	277,625	4,477,529
Ferrari NV	13,850	1,513,714
Intesa Sanpaolo SpA	1,631,701	3,783,183
Leonardo SpA	40,980	403,903
Mediobanca SpA (a)	69,663	615,627

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Moncler SpA	18,787	$612,118
Pirelli & C SpA, 144A*	42,462	298,428
Poste Italiane SpA, 144A	61,257	464,918
Prysmian SpA	28,220	516,599
Recordati SpA	10,638	342,151
Snam SpA	250,608	1,098,260
Telecom Italia SpA*	1,276,114	830,411
Telecom Italia SpA-RSP	604,341	340,105
Terna Rete Elettrica Nazionale SpA (a)	154,450	863,427
UniCredit SpA	219,999	2,835,821

		27,583,696

Jersey Island — 0.1%
Randgold Resources Ltd.	10,253	818,902

Luxembourg — 0.6%
ArcelorMittal	72,995	1,654,000
Aroundtown SA	84,378	721,690
Eurofins Scientific SE	1,259	545,898
Millicom International Cellular SA SDR	7,259	427,392
RTL Group SA	3,747	224,189
SES SA	41,388	897,284
Tenaris SA	51,424	618,560

		5,089,013

Mexico — 0.0%
Fresnillo PLC	22,766	218,557

Netherlands — 7.2%
ABN AMRO Group NV, 144A	45,888	1,169,915
Aegon NV	195,088	1,085,970
Akzo Nobel NV	28,064	2,354,261
ASML Holding NV	44,826	7,566,490
EXOR NV	12,009	705,604
Heineken Holding NV	12,651	1,116,421
Heineken NV	28,453	2,603,357
ING Groep NV	427,845	5,174,962
Koninklijke Ahold Delhaize NV	136,066	3,497,502
Koninklijke DSM NV	19,598	1,735,911
Koninklijke KPN NV	367,318	1,086,597
Koninklijke Philips NV	102,890	3,872,455
Koninklijke Vopak NV	7,188	314,110
NN Group NV (a)	33,188	1,411,592
NXP Semiconductors NV	38,181	3,183,150
QIAGEN NV*	24,589	864,350
Randstad NV	13,139	639,316
Royal Dutch Shell PLC, Class A	502,079	15,162,558
Royal Dutch Shell PLC, Class B	411,152	12,550,200
Wolters Kluwer NV	31,083	1,876,290

		67,971,011

Norway — 1.1%
Aker BP ASA	12,074	342,208
DNB ASA	107,228	1,840,187
Equinor ASA	128,139	2,989,217
Gjensidige Forsikring ASA	20,732	323,468
Marine Harvest ASA	45,736	1,070,119
Norsk Hydro ASA	147,048	692,908
Orkla ASA	89,446	738,892

	Number of Shares	Value
Norway (Continued)
Schibsted ASA, Class B	9,983	$334,515
Telenor ASA	79,533	1,540,256
Yara International ASA	20,432	820,860

		10,692,630

Portugal — 0.2%
EDP — Energias de Portugal SA	280,972	981,943
Galp Energia SGPS SA	53,866	885,154
Jeronimo Martins SGPS SA	31,022	370,167

		2,237,264

South Africa — 0.1%
Investec PLC	68,759	417,313

Spain — 4.6%
ACS Actividades de Construccion y Servicios SA	27,897	1,070,010
Aena SME SA, 144A	7,225	1,146,760
Amadeus IT Group SA	47,954	3,434,321
Banco Bilbao Vizcaya Argentaria SA	727,674	4,133,847
Banco de Sabadell SA	595,462	759,740
Banco Santander SA	1,785,710	8,460,446
Bankia SA	125,864	415,647
Bankinter SA	69,474	580,451
CaixaBank SA	393,959	1,621,221
Enagas SA	24,790	681,135
Endesa SA	35,129	782,668
Ferrovial SA	544,434	1,119,726
Grifols SA	32,609	914,061
Iberdrola SA	663,272	4,948,390
Industria de Diseno Textil SA	119,194	3,655,529
Mapfre SA	118,318	338,220
Naturgy Energy Group SA (a)	37,356	924,057
Red Electrica Corp. SA	49,429	1,064,057
Repsol SA	149,184	2,575,603
Siemens Gamesa Renewable Energy SA*(a)	24,220	341,374
Telefonica SA	509,047	4,568,866

		43,536,129

Sweden — 3.7%
Alfa Laval AB	31,669	681,132
Assa Abloy AB, Class B	109,665	2,038,228
Atlas Copco AB, Class A	71,629	1,755,781
Atlas Copco AB, Class B	42,835	968,106
Boliden AB	30,738	688,458
Electrolux AB, Series B	27,945	634,803
Epiroc AB, Class A*	71,629	586,414
Epiroc AB, Class B*	38,876	312,421
Essity AB, Class B	66,477	1,702,881
Hennes & Mauritz AB, Class B (a)	96,885	1,784,098
Hexagon AB, Class B	27,757	1,382,110
Husqvarna AB, Class B	43,738	344,383
ICA Gruppen AB (a)	8,563	310,590
Industrivarden AB, Class C	16,972	347,973
Investor AB, Class B	49,937	2,187,022
Kinnevik AB, Class B	26,961	683,824

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
L E Lundbergforetagen AB, Class B	7,751	$231,585
Lundin Petroleum AB	21,787	573,175
Sandvik AB	124,827	1,851,087
Securitas AB, Class B	31,821	535,847
Skandinaviska Enskilda Banken AB, Class A	180,098	1,875,434
Skanska AB, Class B	38,502	605,000
SKF AB, Class B	41,622	656,998
Svenska Handelsbanken AB, Class A	168,613	1,856,778
Swedbank AB, Class A	99,411	2,309,560
Swedish Match AB	20,307	792,771
Tele2 AB, Class B	54,482	681,350
Telefonaktiebolaget LM Ericsson, Class B	334,427	2,788,958
Telia Co. AB	301,944	1,392,697
Volvo AB, Class B	169,566	2,358,071

		34,917,535

Switzerland — 14.1%
ABB Ltd.	201,121	4,068,520
Adecco Group AG	17,371	858,943
Baloise Holding AG	5,326	782,600
Barry Callebaut AG	241	407,919
Chocoladefabriken Lindt & Spruengli AG	11	884,140
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	117	798,699
Cie Financiere Richemont SA	56,534	3,673,677
Clariant AG*	22,274	440,887
Coca-Cola HBC AG*	22,231	661,168
Credit Suisse Group AG*	275,994	3,254,301
Dufry AG*(a)	3,268	347,065
EMS-Chemie Holding AG	902	484,383
Ferguson PLC	24,934	1,594,952
Geberit AG	4,042	1,574,642
Givaudan SA	1,007	2,479,576
Glencore PLC*	1,252,550	4,630,946
Julius Baer Group Ltd.*	24,271	979,780
Kuehne + Nagel International AG	5,752	808,924
LafargeHolcim Ltd.*	53,177	2,384,063
Lonza Group AG*	8,094	2,616,038
Nestle SA	335,202	28,566,236
Novartis AG	236,968	21,575,106
Pargesa Holding SA	3,859	267,104
Partners Group Holding AG	1,847	1,210,011
Roche Holding AG	76,815	19,921,692
Schindler Holding AG	2,196	416,318
Schindler Holding AG Participation Certificates	4,532	907,262
SGS SA	580	1,373,585
Sika AG	13,930	1,724,780
Sonova Holding AG	6,308	1,018,764
STMicroelectronics NV	74,872	1,095,986
Straumann Holding AG	1,062	649,499
Swatch Group AG — Bearer	3,495	1,040,052
Swatch Group AG — Registered	5,822	340,619
Swiss Life Holding AG*	3,725	1,461,216
Swiss Prime Site AG*	8,326	686,715

	Number of Shares	Value
Switzerland (Continued)
Swiss Re AG	33,821	$3,089,439
Swisscom AG	2,902	1,392,251
Temenos AG*	6,390	791,195
UBS Group AG*	420,982	5,686,554
Vifor Pharma AG	5,107	629,525
Zurich Insurance Group AG	16,483	5,172,334

		132,747,466

United Arab Emirates (d) — 0.1%
NMC Health PLC	10,792	453,529

United Kingdom — 22.5%
3i Group PLC	105,643	1,122,149
Admiral Group PLC	22,083	586,419
Anglo American PLC	115,242	2,299,906
Ashtead Group PLC	52,228	1,170,635
Associated British Foods PLC	38,179	1,179,259
AstraZeneca PLC	138,546	10,799,025
Auto Trader Group PLC, 144A	109,307	610,619
Aviva PLC	430,016	2,230,135
Babcock International Group PLC	26,200	189,628
BAE Systems PLC	348,857	2,183,968
Barclays PLC	1,871,128	3,883,500
Barratt Developments PLC	112,174	660,654
Berkeley Group Holdings PLC	14,289	587,379
BP PLC	2,180,715	14,449,550
British American Tobacco PLC	250,759	8,787,014
British Land Co. PLC REIT	101,416	729,625
BT Group PLC	925,781	3,090,734
Bunzl PLC	36,918	1,136,546
Burberry Group PLC	46,236	1,046,641
Centrica PLC	623,598	1,094,582
CNH Industrial NV	112,402	1,094,358
Coca-Cola European Partners PLC	23,983	1,164,135
Compass Group PLC	171,719	3,672,753
ConvaTec Group PLC, 144A	142,498	275,906
Croda International PLC	14,281	887,308
Diageo PLC	268,179	9,648,607
Direct Line Insurance Group PLC	150,055	627,157
easyJet PLC	16,092	228,119
Experian PLC	100,117	2,432,186
Fiat Chrysler Automobiles NV*	119,002	1,963,181
G4S PLC	183,365	453,167
GlaxoSmithKline PLC	542,463	11,208,976
Hammerson PLC REIT	86,091	423,445
Hargreaves Lansdown PLC	30,704	743,949
HSBC Holdings PLC	2,179,450	18,448,592
Imperial Brands PLC	103,988	3,193,393
Informa PLC	133,260	1,173,696
InterContinental Hotels Group PLC	19,674	1,052,917
International Consolidated Airlines Group SA	64,084	512,202
Intertek Group PLC	17,576	1,051,944
ITV PLC	412,876	763,903
J Sainsbury PLC	191,930	745,924
John Wood Group PLC	73,624	595,724
Johnson Matthey PLC	21,338	795,029
Kingfisher PLC	232,590	740,940

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Land Securities Group PLC REIT	83,818	$868,534
Legal & General Group PLC	656,604	2,049,012
Lloyds Banking Group PLC	7,808,412	5,508,215
London Stock Exchange Group PLC	34,760	1,786,323
Marks & Spencer Group PLC	178,358	665,223
Meggitt PLC	81,064	535,276
Melrose Industries PLC	520,200	1,170,612
Merlin Entertainments PLC, 144A	78,537	336,353
Micro Focus International PLC	47,337	928,307
Mondi PLC	39,736	865,576
National Grid PLC	370,881	3,936,221
Next PLC	15,299	955,432
Pearson PLC	85,531	1,049,983
Persimmon PLC	33,643	814,518
Prudential PLC	284,118	5,577,153
Reckitt Benckiser Group PLC	72,990	6,056,613
RELX PLC	217,581	4,526,122
Rio Tinto PLC	128,821	5,842,070
Rolls-Royce Holdings PLC*	183,564	1,987,257
Rolls-Royce Holdings PLC — Entitlement*(c)	8,213,346	10,466
Royal Bank of Scotland Group PLC	528,673	1,469,921
Royal Mail PLC	106,101	432,365
RSA Insurance Group PLC	116,198	803,398
Sage Group PLC	120,357	891,658
Schroders PLC	13,646	439,403
Segro PLC REIT	110,925	852,595
Severn Trent PLC	26,023	606,821
Smith & Nephew PLC	96,084	1,744,689
Smiths Group PLC	42,800	757,800
SSE PLC	112,791	1,574,486
St James’s Place PLC	58,358	747,712
Standard Chartered PLC	306,607	2,380,875
Standard Life Aberdeen PLC	253,568	857,526
Taylor Wimpey PLC	371,823	634,882
Tesco PLC	1,080,435	2,719,742
Unilever NV	168,864	9,368,376
Unilever PLC	124,496	6,731,807
United Utilities Group PLC	75,921	735,624
Vodafone Group PLC	2,911,197	6,266,949
Weir Group PLC	27,532	517,115
Whitbread PLC	20,317	1,190,366
Wm Morrison Supermarkets PLC	246,540	746,425
WPP PLC	140,970	1,555,236

		211,230,516

United States (d) — 0.7%
Carnival PLC	19,046	1,104,978
Shire PLC	99,959	5,795,426

		6,900,404

TOTAL COMMON STOCKS (Cost $991,602,263)		893,745,718

	Number of Shares	Value
PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG	5,810	$421,620
FUCHS PETROLUB SE	7,040	291,384
Henkel AG & Co. KGaA	19,443	2,242,974
Porsche Automobil Holding SE	16,651	1,065,064
Sartorius AG	3,649	463,091
Volkswagen AG	20,205	3,405,967

		7,890,100

TOTAL PREFERRED STOCKS (Cost $9,671,164)		7,890,100

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.12% (e)(f) (Cost $13,072,149)	13,072,149	13,072,149

CASH EQUIVALENTS — 2.3%
DWS ESG Liquidity Fund “Institutional Shares”, 2.44% (e)	10,000,000	9,999,000
DWS Government Money Market Series “Institutional Shares” , 2.15% (e)	11,668,150	11,668,150

TOTAL CASH EQUIVALENTS (Cost $21,667,150)		21,667,150

TOTAL INVESTMENTS — 99.8% (Cost $1,038,422,726)		$936,375,117
Other assets and liabilities, net — 0.2%		3,612,382

NET ASSETS — 100.0%		$939,987,499

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG (b)
3,384,675	86,344	(1,311,180)		(1,730,819)	1,513,937	—	—	212,853	1,942,958

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (e)(f)
66,534,337	—	(53,462,188)	(g)	—	—	169,121	—	13,072,149	13,072,149

CASH EQUIVALENTS — 2.3%
DWS ESG Liquidity Fund “Institutional Shares”, 2.44% (e)
–	9,999,000	—		—	—	9,023	—	10,000,000	9,999,000

DWS Government Money Market Series “Institutional Shares” , 2.15% (e)
–	115,638,605	(103,970,455)		—	—	74,035	—	11,668,150	11,668,150

69,919,012	125,723,949	(158,743,823)		(1,730,819)	1,513,937	252,179	—	34,953,152	36,682,257

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $12,393,049, which is 1.3% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	27	$3,203,791	$3,173,939	12/21/2018	$(39,893)
CAC40 10 EURO Futures	EUR	126	7,186,675	7,118,000	12/21/2018	(89,055)
DAX Index Futures	EUR	18	6,322,084	5,730,265	12/21/2018	(408,036)
EURO STOXX Futures	EUR	41	1,532,194	1,468,148	12/21/2018	(38,439)
FTSE 100 Index Futures	GBP	111	10,562,864	9,857,017	12/21/2018	(408,467)
FTSE/MIB Index Futures	EUR	12	1,452,478	1,302,419	12/21/2018	(111,400)
IBEX 35 Index Futures	EUR	17	1,738,678	1,739,993	12/21/2018	(4,279)
OMXS30 Index Futures	SEK	90	1,503,104	1,494,785	12/21/2018	(1,209)
SWISS MKT IX Futures	CHF	67	6,152,995	6,059,206	12/21/2018	82,770

Total net unrealized depreciation						$(1,018,008)

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

As of November 30, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/5/2018	CHF	64,049,322	USD	63,856,284	$—	$(294,308)
JP Morgan & Chase Co.	12/5/2018	CHF	510,000	USD	508,455	—	(2,352)
RBC Capital Markets	12/5/2018	CHF	65,187,217	USD	64,973,454	—	(316,832)
JP Morgan & Chase Co.	12/5/2018	DKK	79,814,942	USD	12,153,682	39,752	—
RBC Capital Markets	12/5/2018	DKK	41,519,300	USD	6,320,683	19,082	—
The Bank of Nova Scotia	12/5/2018	DKK	46,032,900	USD	7,006,850	20,196	—
JP Morgan & Chase Co.	12/5/2018	EUR	144,143,623	USD	163,733,174	458,746	—
RBC Capital Markets	12/5/2018	EUR	137,945,397	USD	156,657,690	404,120	—
The Bank of New York Mellon	12/5/2018	EUR	17,385,855	USD	19,748,767	55,453	—
The Bank of Nova Scotia	12/5/2018	EUR	126,733,221	USD	143,923,315	370,006	—
Goldman Sachs & Co.	12/5/2018	GBP	5,652,800	USD	7,232,786	27,326	—
JP Morgan & Chase Co.	12/5/2018	GBP	80,045,250	USD	102,419,738	388,388	—
RBC Capital Markets	12/5/2018	GBP	64,943,120	USD	83,086,279	305,174	—
The Bank of Nova Scotia	12/5/2018	GBP	55,578,854	USD	71,105,363	260,615	—
JP Morgan & Chase Co.	12/5/2018	NOK	42,964,291	USD	5,118,546	118,384	—
RBC Capital Markets	12/5/2018	NOK	35,020,100	USD	4,171,567	95,946	—
The Bank of Nova Scotia	12/5/2018	NOK	20,162,600	USD	2,401,610	55,097	—
JP Morgan & Chase Co.	12/5/2018	SEK	150,847,836	USD	16,547,965	—	(31,633)
RBC Capital Markets	12/5/2018	SEK	139,229,000	USD	15,269,854	—	(32,724)
The Bank of Nova Scotia	12/5/2018	SEK	83,672,150	USD	9,175,886	—	(20,471)
JP Morgan & Chase Co.	12/5/2018	USD	64,601,313	CHF	64,559,322	60,086	—
RBC Capital Markets	12/5/2018	USD	65,229,616	CHF	65,187,217	60,670	—
JP Morgan & Chase Co.	12/5/2018	USD	10,923,270	DKK	71,993,942	3,626	—
JP Morgan & Chase Co.	12/5/2018	USD	1,191,015	DKK	7,821,000	—	(3,981)
RBC Capital Markets	12/5/2018	USD	6,299,011	DKK	41,519,300	2,590	—
The Bank of Nova Scotia	12/5/2018	USD	6,983,782	DKK	46,032,900	2,871	—
JP Morgan & Chase Co.	12/5/2018	USD	163,206,617	EUR	144,143,623	67,810	—
RBC Capital Markets	12/5/2018	USD	156,188,676	EUR	137,945,397	64,894	—
The Bank of New York Mellon	12/5/2018	USD	19,686,699	EUR	17,385,855	6,614	—
The Bank of Nova Scotia	12/5/2018	USD	33,203,819	EUR	29,230,000	—	(94,400)
The Bank of Nova Scotia	12/5/2018	USD	110,398,022	EUR	97,503,221	45,869	—
Goldman Sachs & Co.	12/5/2018	USD	7,212,741	GBP	5,652,800	—	(7,281)
JP Morgan & Chase Co.	12/5/2018	USD	102,129,734	GBP	80,045,250	—	(98,384)
RBC Capital Markets	12/5/2018	USD	82,860,927	GBP	64,943,120	—	(79,822)
The Bank of Nova Scotia	12/5/2018	USD	60,366,470	GBP	47,312,854	—	(58,152)
The Bank of Nova Scotia	12/5/2018	USD	10,576,926	GBP	8,266,000	—	(40,496)
JP Morgan & Chase Co.	12/5/2018	USD	4,994,152	NOK	42,964,291	6,011	—
RBC Capital Markets	12/5/2018	USD	4,070,734	NOK	35,020,100	4,888	—
The Bank of Nova Scotia	12/5/2018	USD	502,554	NOK	4,218,000	—	(11,666)
The Bank of Nova Scotia	12/5/2018	USD	1,853,323	NOK	15,944,600	2,302	—
JP Morgan & Chase Co.	12/5/2018	USD	16,575,882	SEK	150,847,836	3,716	—
RBC Capital Markets	12/5/2018	USD	15,298,041	SEK	139,229,000	4,537	—
The Bank of Nova Scotia	12/5/2018	USD	6,763,045	SEK	61,551,150	2,006	—
The Bank of Nova Scotia	12/5/2018	USD	2,426,810	SEK	22,121,000	4,497	—
JP Morgan & Chase Co.	1/4/2019	CHF	64,559,322	USD	64,830,313	—	(65,459)
RBC Capital Markets	1/4/2019	CHF	1,110,000	USD	1,114,756	—	(1,029)
RBC Capital Markets	1/4/2019	CHF	65,187,217	USD	65,460,843	—	(66,096)
JP Morgan & Chase Co.	1/4/2019	DKK	71,993,942	USD	10,958,879	—	(4,125)
RBC Capital Markets	1/4/2019	DKK	41,519,300	USD	6,319,240	—	(3,185)
RBC Capital Markets	1/4/2019	DKK	7,213,000	USD	1,097,850	—	(522)
The Bank of Nova Scotia	1/4/2019	DKK	46,032,900	USD	7,005,357	—	(4,384)
JP Morgan & Chase Co.	1/4/2019	EUR	144,143,623	USD	163,703,913	—	(83,710)
RBC Capital Markets	1/4/2019	EUR	137,945,397	USD	156,661,828	—	(82,869)
The Bank of New York Mellon	1/4/2019	EUR	17,385,855	USD	19,747,376	—	(7,836)
The Bank of Nova Scotia	1/4/2019	EUR	3,620,000	USD	4,111,737	—	(1,599)
The Bank of Nova Scotia	1/4/2019	EUR	97,503,221	USD	110,732,556	—	(58,477)
Goldman Sachs & Co.	1/4/2019	GBP	5,652,800	USD	7,226,602	7,264	—

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	1/4/2019	GBP	80,045,250	USD	102,321,043	$93,173	$—
RBC Capital Markets	1/4/2019	GBP	64,943,120	USD	83,019,713	79,166	—
The Bank of Nova Scotia	1/4/2019	GBP	47,312,854	USD	60,480,494	56,018	—
JP Morgan & Chase Co.	1/4/2019	NOK	42,964,291	USD	5,001,823	—	(6,086)
RBC Capital Markets	1/4/2019	NOK	35,020,100	USD	4,076,780	—	(5,155)
The Bank of Nova Scotia	1/4/2019	NOK	15,944,600	USD	1,855,696	—	(2,804)
JP Morgan & Chase Co.	1/4/2019	SEK	150,847,836	USD	16,630,324	—	(3,937)
RBC Capital Markets	1/4/2019	SEK	139,229,000	USD	15,347,789	—	(5,243)
The Bank of Nova Scotia	1/4/2019	SEK	61,551,150	USD	6,783,916	—	(3,439)
Goldman Sachs & Co.	1/4/2019	USD	1,153,332	GBP	902,000	—	(1,365)

Total unrealized appreciation (depreciation)						$3,196,893	$(1,499,822)

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$893,735,252	$—	$10,466	$893,745,718
Preferred Stock (h)	7,890,100	—	—	7,890,100
Short-Term Investments (h)	34,739,299	—	—	34,739,299
Derivatives (i)
Forward Foreign Currency Contracts	—	3,196,893	—	3,196,893
Futures Contracts	82,770	—	—	82,770

TOTAL	$936,447,421	$3,196,893	$10,466	$939,654,780

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(1,499,822)	$—	$(1,499,822)
Futures Contracts	(1,100,778)	—	—	(1,100,778)

TOTAL	$(1,100,778)	$(1,499,822)	$—	$(2,600,600)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.1%
Austria — 1.1%
Agrana Beteiligungs AG	144	$2,967
ANDRITZ AG	538	25,898
AT&S Austria Technologie & Systemtechnik AG	199	3,983
BAWAG Group AG, 144A	290	12,719
CA Immobilien Anlagen AG	533	17,137
DO & CO AG	51	5,283
Erste Group Bank AG*	2,402	94,768
EVN AG	312	4,973
FACC AG	173	3,016
IMMOFINANZ AG*	752	18,627
Kapsch TrafficCom AG	41	1,439
Lenzing AG	99	9,437
Oesterreichische Post AG	231	8,505
OMV AG	1,139	57,536
Porr AG	69	1,562
Raiffeisen Bank International AG	1,128	33,253
S IMMO AG	398	7,029
S&T AG*	359	7,913
Schoeller-Bleckmann Oilfield Equipment AG	85	7,111
Semperit AG Holding*	83	1,180
Telekom Austria AG*	1,320	9,699
UNIQA Insurance Group AG	816	7,852
Verbund AG	537	21,959
Vienna Insurance Group AG Wiener Versicherung Gruppe	314	8,077
voestalpine AG	879	29,207
Wienerberger AG	1,000	22,416
Zumtobel Group AG*	230	2,267

		425,813

Belgium — 3.6%
Ackermans & van Haaren NV	175	28,113
Aedifica SA REIT	130	10,817
Ageas	1,513	73,037
AGFA-Gevaert NV*	1,456	6,264
Akka Technologies	90	5,655
Anheuser-Busch InBev SA/NV	6,057	463,818
Barco NV	70	7,838
Befimmo SA REIT	150	8,779
Bekaert SA	285	7,440
Biocartis NV, 144A*	175	2,354
bpost SA	745	9,623
Cie d’Entreprises CFE	65	6,888
Cofinimmo SA REIT	160	19,490
Colruyt SA	447	28,562
D’ieteren SA/NV	200	8,029
Econocom Group SA/NV (a)	1,013	3,695
Elia System Operator SA/NV	234	15,603
Euronav NV	1,358	11,869
Exmar NV*	272	2,085
Fagron	334	5,698
Galapagos NV*	322	32,539
Gimv NV	199	10,769
Greenyard NV (a)	124	1,101

	Number of Shares	Value
Belgium (Continued)
Groupe Bruxelles Lambert SA	621	$55,891
Intervest Offices & Warehouses NV REIT	73	1,669
Ion Beam Applications*	176	3,288
KBC Ancora	307	14,222
KBC Group NV	2,011	144,341
Kinepolis Group NV	123	7,199
Melexis NV	159	9,396
Mithra Pharmaceuticals SA*	108	3,167
Montea C.V.A REIT	71	4,614
Ontex Group NV	630	13,273
Orange Belgium SA	265	4,950
Proximus SADP	1,133	31,349
Recticel SA	229	1,716
Retail Estates NV REIT	45	3,755
Sioen Industries NV	59	1,626
Sofina SA	119	23,953
Solvay SA	567	61,315
Telenet Group Holding NV	437	21,679
Tessenderlo Group SA*	185	6,430
UCB SA	1,011	84,972
Umicore SA	1,691	73,359
Van de Velde NV	48	1,266
Warehouses De Pauw CVA REIT	133	17,466
X-Fab Silicon Foundries SE, 144A*	408	2,416

		1,363,378

Finland — 3.4%
Amer Sports OYJ*	879	32,909
Cargotec OYJ, Class B	293	11,278
Caverion OYJ*	531	3,198
Citycon OYJ	3,036	6,159
Cramo OYJ	318	5,901
DNA OYJ	473	8,734
Elisa OYJ	1,101	44,149
Finnair OYJ	403	3,442
Fortum OYJ	3,444	71,780
F-Secure OYJ	691	1,842
Huhtamaki OYJ (a)	831	25,401
Kemira OYJ	1,044	12,020
Kesko OYJ, Class B	546	31,809
Kone OYJ, Class B	2,708	134,157
Konecranes OYJ	495	16,868
Lehto Group OYJ	163	889
Metsa Board OYJ	1,333	9,258
Metso OYJ	811	23,110
Neste OYJ	993	77,591
Nokia OYJ	44,704	245,760
Nokian Renkaat OYJ	891	28,516
Oriola OYJ, Class B	910	2,323
Orion OYJ, Class B	855	28,535
Outokumpu OYJ	2,330	9,691
Outotec OYJ*	1,040	3,915
Ponsse OYJ	97	3,168
Ramirent OYJ	547	3,474
Sampo OYJ, Class A	3,561	158,959
Sanoma OYJ	559	5,768
Stora Enso OYJ, Class R	4,267	54,369

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Finland (Continued)
Tieto OYJ	425	$12,260
Tikkurila OYJ	228	3,304
Tokmanni Group Corp.	473	3,722
UPM-Kymmene OYJ	4,292	114,332
Uponor OYJ	421	4,471
Valmet OYJ	959	20,639
Wartsila OYJ Abp	3,654	59,486
YIT OYJ	1,598	9,742

		1,292,929

France — 30.8%
ABC arbitrage	185	1,338
Accor SA	1,535	68,121
Aeroports de Paris	240	46,652
Air France-KLM*	1,444	16,642
Air Liquide SA	3,406	411,623
Airbus SE	4,618	494,679
AKWEL	64	1,174
Albioma SA	168	3,188
ALD SA, 144A	721	9,501
Alstom SA	1,216	53,359
Alten SA	204	18,557
Altran Technologies SA	1,908	18,933
Amundi SA, 144A	512	29,330
Arkema SA	579	54,930
Assystem SA	43	1,385
Atos SE	770	65,379
Aubay	47	1,703
AXA SA	15,320	373,153
Beneteau SA	230	3,395
BioMerieux	307	21,653
BNP Paribas SA	8,926	448,417
Boiron SA	51	3,031
Bollore SA	7,483	32,785
Bonduelle SCA	96	3,467
Bourbon Corp.*(a)	244	1,152
Bouygues SA	1,687	64,859
Bureau Veritas SA	2,054	45,391
Capgemini SE	1,276	148,863
Carrefour SA	4,623	83,216
Casino Guichard Perrachon SA (a)	417	18,841
Cellectis SA*	198	4,326
CGG SA*	4,914	7,388
Chargeurs SA	138	2,715
Cie de Saint-Gobain	3,935	145,829
Cie des Alpes	36	1,049
Cie Generale des Etablissements Michelin	1,361	142,400
Cie Plastic Omnium SA	433	11,490
CNP Assurances	1,455	33,307
Coface SA	743	6,906
Covivio REIT	284	27,667
Credit Agricole SA	9,060	112,497
Danone SA	4,890	365,708
Dassault Aviation SA	19	29,038
Dassault Systemes SE	1,033	123,963
DBV Technologies SA*	227	6,764
Derichebourg SA	581	2,493

	Number of Shares	Value
France (Continued)
Devoteam SA	39	$4,115
Edenred	1,821	69,433
Eiffage SA	620	58,974
Electricite de France SA (a)	4,757	78,142
Elior Group SA, 144A	839	12,452
Elis SA	1,542	30,201
Engie SA	14,483	203,642
Eramet	69	5,566
EssilorLuxottica SA	2,286	290,243
Esso SA Francaise	32	1,339
Etablissements Maurel et Prom*	387	1,514
Eurazeo SE	392	29,356
Europcar Mobility Group, 144A	683	6,692
Eutelsat Communications SA (a)	1,451	30,924
Faurecia SA	601	23,419
FFP	43	4,581
FIGEAC-AERO*	69	984
Fnac Darty SA*	128	8,687
Gaztransport Et Technigaz SA	173	12,926
Gecina SA REIT	370	51,732
Genfit*(a)	228	5,276
Getlink SE	3,778	49,080
GL Events	94	1,924
Groupe Crit	15	956
Groupe Guillin	47	918
Guerbet	47	3,107
Haulotte Group SA	129	1,424
Hermes International	252	136,283
ICADE REIT	290	22,982
ID Logistics Group*	13	2,060
Iliad SA	195	26,304
Imerys SA	258	13,845
Ingenico Group SA	492	35,514
Innate Pharma SA*	311	3,116
Interparfums SA	75	3,354
Ipsen SA	303	39,002
IPSOS	255	6,478
Jacquet Metal Service	113	2,060
JCDecaux SA	558	18,951
Kaufman & Broad SA	107	4,089
Kering	603	262,141
Klepierre SA REIT	1,610	52,712
Korian SA	347	13,404
Lagardere SCA	828	23,416
Latecoere SACA*	621	2,390
Legrand SA	2,110	129,231
LISI	123	3,774
LNA Sante SA	42	2,292
L’Oreal SA	2,008	472,612
LVMH Moet Hennessy Louis Vuitton SE (a)	2,206	630,725
Maisons du Monde SA, 144A	316	7,212
Manitou BF SA	68	1,975
Mercialys SA REIT	393	5,677
Mersen SA	78	2,230
Metropole Television SA	203	3,604
Natixis SA	7,932	43,822

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
France (Continued)
Neopost SA	282	$7,809
Nexans SA	215	6,781
Nexity SA	332	16,275
Oeneo SA	262	2,690
Orange SA (a)	15,820	271,514
Orpea	348	36,876
Pernod Ricard SA (a)	1,692	270,472
Peugeot SA	4,673	102,632
Publicis Groupe SA	1,653	97,985
Rallye SA	175	1,902
Remy Cointreau SA	161	18,646
Renault SA	1,536	107,900
Rexel SA	2,540	30,466
Rubis SCA	677	36,467
Safran SA	2,650	331,059
Sanofi	8,900	804,145
Sartorius Stedim Biotech	206	20,849
Schneider Electric SE	4,337	315,611
SCOR SE	1,288	61,884
SEB SA	167	23,935
Societe BIC SA	210	22,526
Societe Generale SA	6,108	224,458
Sodexo SA	714	73,913
SOITEC*	181	11,106
Solocal Group*	4,355	3,076
Sopra Steria Group	135	13,755
SPIE SA	948	13,512
Suez	2,912	43,269
Synergie SA	49	1,520
Tarkett SA (a)	235	5,821
Technicolor SA*(a)	2,752	3,349
Teleperformance	464	76,798
Television Francaise 1	337	3,228
Thales SA	846	103,725
TOTAL SA	18,990	1,056,983
Trigano SA	58	6,123
Ubisoft Entertainment SA*	652	53,101
Unibail-Rodamco-Westfield REIT	1,109	190,636
Valeo SA	1,948	55,575
Vallourec SA*(a)	2,380	5,618
Veolia Environnement SA	4,277	90,909
Vicat SA	145	6,960
Vinci SA	4,036	352,284
Virbac SA*	35	4,779
Vivendi SA	8,264	205,826
Wendel SA	228	27,696
Worldline SA, 144A*	294	15,690

		11,765,253

Germany — 24.7%
1&1 Drillisch AG (a)	462	23,223
Aareal Bank AG	433	14,221
adidas AG	1,493	329,257
ADLER Real Estate AG	205	3,504
ADO Properties SA, 144A	233	12,656
ADVA Optical Networking SE*	366	3,087
AIXTRON SE*(a)	1,061	11,601

	Number of Shares	Value
Germany (Continued)
Allianz SE	3,400	$717,868
alstria office REIT-AG REIT	1,041	14,519
Amadeus Fire AG	41	4,377
Aumann AG, 144A	43	1,916
AURELIUS Equity Opportunities SE & Co KGaA (a)	176	7,731
Aurubis AG	302	16,438
Axel Springer SE	371	23,647
BASF SE	7,267	529,573
Basler AG	15	2,371
Bayer AG	7,399	540,951
Bayerische Motoren Werke AG	2,656	217,126
BayWa AG	108	2,830
Bechtle AG	251	20,076
Beiersdorf AG	775	82,948
Bertrandt AG	43	3,612
bet-at-home.com AG	15	909
Bilfinger SE	208	6,815
Borussia Dortmund GmbH & Co. KGaA	541	5,080
Brenntag AG	1,175	54,313
CANCOM SE	254	10,105
Carl Zeiss Meditec AG	330	22,789
CECONOMY AG	1,254	5,853
Cewe Stiftung & Co. KGaA	41	3,180
comdirect bank AG	178	2,253
Commerzbank AG*	7,801	67,173
CompuGroup Medical SE	166	7,852
Consus Real Estate AG*	457	4,004
Continental AG	879	131,605
Covestro AG, 144A	1,545	88,959
CTS Eventim AG & Co. KGaA	452	17,357
Daimler AG	7,227	406,591
Delivery Hero SE, 144A*	717	26,089
Deutsche Bank AG (b)	15,635	142,719
Deutsche Beteiligungs AG	100	3,838
Deutsche Boerse AG	1,532	195,639
Deutsche EuroShop AG	347	10,835
Deutsche Lufthansa AG	1,926	46,879
Deutsche Pfandbriefbank AG, 144A	1,077	12,827
Deutsche Post AG	7,873	250,635
Deutsche Telekom AG	26,438	463,475
Deutsche Wohnen SE	2,826	135,460
Deutz AG	986	7,233
DIC Asset AG	369	4,031
DMG Mori AG	164	8,114
Draegerwerk AG & Co. KGaA	23	1,010
Duerr AG	370	13,739
E.ON SE	17,510	178,508
Elmos Semiconductor AG	79	1,676
ElringKlinger AG	235	2,026
Encavis AG	662	4,444
Evonik Industries AG	1,304	35,061
Evotec AG*	1,126	26,387
FinTech Group AG*	109	2,672
Fraport AG Frankfurt Airport Services Worldwide	308	22,644
Freenet AG	1,084	22,304

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Fresenius Medical Care AG & Co. KGaA	1,718	$139,803
Fresenius SE & Co. KGaA	3,307	187,643
GEA Group AG	1,345	36,301
Gerresheimer AG	234	16,663
GFT Technologies SE	132	1,184
GRENKE AG	205	17,545
H&R GmbH & Co. KGaA	116	995
Hamborner REIT AG REIT	636	6,365
Hamburger Hafen und Logistik AG	199	4,362
Hannover Rueck SE	474	65,843
Hapag-Lloyd AG, 144A	237	7,631
HeidelbergCement AG	1,206	80,144
Heidelberger Druckmaschinen AG*	2,095	4,459
HelloFresh SE*	552	5,656
Henkel AG & Co. KGaA	821	84,767
HOCHTIEF AG	163	23,177
Hornbach Holding AG & Co. KGaA	75	4,296
HUGO BOSS AG	518	35,772
Hypoport AG*	25	4,772
Indus Holding AG	118	5,417
Infineon Technologies AG	9,053	189,554
Innogy SE, 144A	113	5,166
Innogy SE*	1,013	42,490
Isra Vision AG	115	4,479
Jenoptik AG	365	11,041
JOST Werke AG, 144A	166	5,610
K+S AG	1,418	24,891
KION Group AG	628	35,420
Kloeckner & Co. SE	582	4,681
Koenig & Bauer AG	101	4,665
Krones AG (a)	120	10,678
KWS Saat SE	13	4,239
LANXESS AG	662	36,289
LEG Immobilien AG	524	60,242
Leoni AG (a)	227	7,250
MBB SE	16	1,447
Merck KGaA	1,028	113,308
METRO AG	1,581	24,262
MLP SE	494	2,517
MorphoSys AG*	241	27,529
MTU Aero Engines AG	418	86,883
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,189	258,311
Nemetschek SE	150	18,187
Nordex SE*(a)	520	5,104
Norma Group SE	243	14,071
OHB SE	48	1,905
OSRAM Licht AG	820	37,569
PATRIZIA Immobilien AG	364	7,306
Pfeiffer Vacuum Technology AG	43	6,027
ProSiebenSat.1 Media SE	1,829	37,137
Puma SE	67	33,602
Rational AG	29	16,498
Rheinmetall AG	339	31,394
RHOEN-KLINIKUM AG	206	5,187
RIB Software SE (a)	269	3,922
Rocket Internet SE, 144A*	586	14,980

	Number of Shares	Value
Germany (Continued)
RWE AG	4,139	$89,334
SAF-Holland SA (a)	371	5,401
Salzgitter AG	272	8,727
SAP SE	7,787	801,524
Scout24 AG, 144A	826	34,412
Senvion SA*	174	719
SGL Carbon SE*	397	3,987
Siemens AG	6,079	704,724
Siemens Healthineers AG, 144A*	1,176	50,904
Siltronic AG	154	13,913
Sixt Leasing SE	102	1,559
Sixt SE	77	7,392
SLM Solutions Group AG*(a)	98	1,413
SMA Solar Technology AG (a)	96	2,011
Software AG	361	14,725
STRATEC Biomedical AG (a)	41	2,548
Stroeer SE & Co. KGaA	193	10,081
Suedzucker AG	529	7,525
Surteco Group SE	62	1,569
Symrise AG	947	76,441
TAG Immobilien AG	984	23,550
Takkt AG	256	4,104
Telefonica Deutschland Holding AG	5,445	22,050
thyssenkrupp AG	3,538	66,069
TLG Immobilien AG	812	22,191
Uniper SE	1,618	41,526
United Internet AG	955	42,976
Varta AG*	157	4,859
VERBIO Vereinigte BioEnergie AG	204	1,614
Volkswagen AG	240	39,642
Vonovia SE	3,870	187,386
Vossloh AG	83	3,947
VTG AG	86	5,160
Wacker Neuson SE	231	4,600
Washtec AG	72	5,290
Wirecard AG	934	141,108
Wuestenrot & Wuerttembergische AG	152	3,001
XING AG	21	6,312
Zalando SE, 144A*	862	26,739
zooplus AG*	42	6,928

		9,461,212

Ireland — 1.8%
AerCap Holdings NV*	1,034	54,668
AIB Group PLC	6,782	29,760
Bank of Ireland Group PLC	7,354	46,540
C&C Group PLC	2,382	8,225
Cairn Homes PLC*	4,819	7,190
CRH PLC	6,593	182,270
Dalata Hotel Group PLC	1,326	6,980
Glanbia PLC	1,650	29,607
Glenveagh Properties PLC, 144A*	4,157	3,963
Green REIT PLC REIT	4,985	8,082
Hibernia REIT PLC REIT	5,348	8,234
Irish Residential Properties REIT PLC REIT	2,991	4,849
Kerry Group PLC, Class A	1,254	129,544
Kingspan Group PLC	1,195	51,436

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)
November 30, 2018 (Unaudited)

	Number of Shares	Value
Ireland (Continued)
Origin Enterprises PLC	1,003	$6,699
Paddy Power Betfair PLC	686	61,586
Permanent TSB Group Holdings PLC*	1,101	2,144
Ryanair Holdings PLC*	1,136	14,989
Smurfit Kappa Group PLC	1,827	49,310

		706,076

Italy — 6.8%
A2A SpA	11,348	19,091
ACEA SpA	344	4,588
Aeroporto Guglielmo Marconi Di Bologna SpA	100	1,406
Amplifon SpA	720	12,047
Anima Holding SpA, 144A	2,216	9,277
Arnoldo Mondadori Editore SpA*	755	1,294
Ascopiave SpA	402	1,409
Assicurazioni Generali SpA	9,288	156,568
ASTM SpA	307	5,825
Atlantia SpA	3,836	78,647
Autogrill SpA	998	9,423
Azimut Holding SpA	925	11,367
Banca Carige SpA*(a)	231,170	523
Banca Farmafactoring SpA, 144A	413	2,160
Banca Generali SpA	457	10,084
Banca IFIS SpA	139	2,864
Banca Mediolanum SpA	1,979	11,841
Banca Monte dei Paschi di Siena SpA*(a)	2,391	4,343
Banca Popolare di Sondrio SCPA	3,555	11,068
Banco BPM SpA*	12,884	30,164
Beni Stabili SpA SIIQ REIT	7,401	6,083
Biesse SpA	85	1,762
Bio On SpA*	85	6,592
BPER Banca (a)	3,616	14,733
Brembo SpA	1,066	11,881
Brunello Cucinelli SpA	257	8,685
Buzzi Unicem SpA	528	9,968
Buzzi Unicem SpA-RSP	335	3,766
Cairo Communication SpA	632	2,318
Cementir Holding SpA	204	1,103
Cerved Group SpA	1,390	10,661
CIR-Compagnie Industriali Riunite SpA	3,039	3,114
Credito Emiliano SpA	729	4,292
Credito Valtellinese SpA*	47,964	4,425
Danieli & C Officine Meccaniche SpA	96	1,752
Danieli & C Officine Meccaniche SpA-RSP	252	3,446
Datalogic SpA	151	4,034
Davide Campari-Milano SpA	4,753	39,711
De’ Longhi SpA	473	12,852
DeA Capital SpA*	723	1,059
DiaSorin SpA	176	14,964
doBank SpA, 144A	272	3,172
El.En. SpA	69	1,186
Enav SpA, 144A	1,884	8,954
Enel SpA	64,339	348,897
Eni SpA	20,316	327,656
ERG SpA	446	8,109
Falck Renewables SpA	1,040	2,838

	Number of Shares	Value
Italy (Continued)
Ferrari NV	980	$107,108
Fila SpA	150	2,309
Fincantieri SpA	3,948	4,648
FinecoBank Banca Fineco SpA	3,253	34,876
Geox SpA	640	933
Gima TT SpA, 144A	304	2,443
Hera SpA	6,872	18,874
IMA Industria Macchine Automatiche SpA	123	7,645
Immobiliare Grande Distribuzione SIIQ SpA REIT	498	3,373
Infrastrutture Wireless Italiane SpA, 144A	1,865	13,439
Interpump Group SpA	634	18,820
Intesa Sanpaolo SpA	117,523	272,483
Iren SpA	6,067	13,194
Italgas SpA	3,554	19,019
Italmobiliare SpA	122	2,666
Juventus Football Club SpA*	2,728	3,376
La Doria SpA	38	358
Leonardo SpA	3,277	32,298
Maire Tecnimont SpA	950	3,710
MARR SpA	285	6,359
Mediaset SpA*	2,288	7,103
Mediobanca SpA	4,844	42,807
Moncler SpA	1,375	44,800
OVS SpA, 144A*(a)	1,444	2,634
Piaggio & C SpA	1,367	2,762
Pirelli & C SpA, 144A*	3,091	21,724
Poste Italiane SpA, 144A	4,175	31,687
Prysmian SpA	1,823	33,372
RAI Way SpA, 144A	838	4,027
Recordati SpA	849	27,306
Reply SpA	150	8,369
Saipem SpA*	4,891	21,395
Salini Impregilo SpA	1,457	2,936
Salvatore Ferragamo SpA	344	8,062
Saras SpA	3,670	7,113
Snam SpA	17,841	78,186
Societa Cattolica di Assicurazioni SC	1,126	9,280
Societa Iniziative Autostradali e Servizi SpA	581	7,821
Tamburi Investment Partners SpA	670	4,316
Technogym SpA, 144A	717	7,991
Telecom Italia SpA*	89,355	58,146
Telecom Italia SpA-RSP	50,923	28,658
Terna Rete Elettrica Nazionale SpA (a)	11,128	62,209
Tod’s SpA	77	3,658
UniCredit SpA	16,009	206,358
Unione di Banche Italiane SpA	8,632	27,724
Unipol Gruppo SpA	2,698	11,188
Zignago Vetro SpA	111	1,043

		2,592,608

Luxembourg — 1.0%
APERAM SA	367	10,341
ArcelorMittal	5,353	121,294
Aroundtown SA	6,094	52,122
Corestate Capital Holding SA*(a)	103	4,250

See Notes to Financial Statements.	81

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Luxembourg (Continued)
Eurofins Scientific SE	89	$38,590
Grand City Properties SA	923	21,735
RTL Group SA	281	16,813
SES SA	2,892	62,698
Solutions 30 SE*	552	5,681
Stabilus SA	190	13,659
Tenaris SA	3,624	43,592

		390,775

Netherlands — 9.0%
Aalberts Industries NV	828	29,021
ABN AMRO Group NV, 144A	3,399	86,658
Accell Group NV	191	4,018
Aegon NV	13,973	77,782
Akzo Nobel NV	2,020	169,456
AMG Advanced Metallurgical Group NV	265	11,736
Arcadis NV	487	6,136
Argenx SE*	205	19,936
ASM International NV	344	14,639
ASML Holding NV	3,246	547,915
ASR Nederland NV	1,116	48,137
Basic-Fit NV, 144A*	226	6,767
BE Semiconductor Industries NV	695	15,067
BinckBank NV	560	2,783
Boskalis Westminster (a)	676	18,689
Brunel International NV	193	2,403
Constellium NV, Class A*	954	8,004
Corbion NV	452	13,069
Eurocommercial Properties NV	338	11,173
Euronext NV, 144A	468	27,392
EXOR NV	831	48,826
Flow Traders, 144A	212	6,600
ForFarmers NV	173	1,696
Fugro NV*	624	7,587
Gemalto NV*	603	34,515
Heineken Holding NV	885	78,099
Heineken NV	2,058	188,300
IMCD NV	450	29,752
ING Groep NV	30,980	374,716
Intertrust NV, 144A	463	7,427
InterXion Holding NV*	567	35,307
Kendrion NV	98	2,519
Koninklijke Ahold Delhaize NV	9,873	253,780
Koninklijke BAM Groep NV	1,755	5,494
Koninklijke DSM NV	1,458	129,144
Koninklijke KPN NV	27,133	80,265
Koninklijke Philips NV	7,510	282,653
Koninklijke Volkerwessels NV	216	3,592
Koninklijke Vopak NV	532	23,248
NN Group NV	2,379	101,186
NSI NV REIT	152	6,178
NXP Semiconductors NV	2,733	227,850
OCI NV*	555	12,654
Pharming Group NV*	4,463	3,984
PostNL NV	3,236	9,525
QIAGEN NV*	1,779	62,535
Randstad NV	971	47,247
SBM Offshore NV	1,399	21,231

	Number of Shares	Value
Netherlands (Continued)
Shop Apotheke Europe NV, 144A*	86	$3,963
SIF Holding NV	74	1,087
Signify NV, 144A	868	23,083
Takeaway.com NV, 144A*	204	10,820
TKH Group NV	271	13,745
TomTom NV*	1,030	9,329
Vastned Retail NV REIT	131	4,902
Wereldhave NV REIT	305	9,979
Wessanen	562	5,917
Wolters Kluwer NV	2,301	138,897

		3,428,413

Portugal — 0.6%
Altri SGPS SA	524	3,808
Banco Comercial Portugues SA, Class R*	73,409	20,619
Corticeira Amorim SGPS SA	404	4,276
CTT-Correios de Portugal SA	1,037	4,208
EDP — Energias de Portugal SA	20,295	70,927
Galp Energia SGPS SA	3,833	62,986
Jeronimo Martins SGPS SA	2,101	25,070
Mota-Engil SGPS SA*	839	1,617
Navigator Co. SA	2,024	8,487
NOS SGPS SA	1,885	11,705
REN — Redes Energeticas Nacionais SGPS SA	3,218	8,773
Semapa-Sociedade de Investimento e Gestao	191	3,019
Sonae SGPS SA	6,538	6,195

		231,690

Spain — 9.4%
Acciona SA	204	18,730
Acerinox SA	1,167	11,621
ACS Actividades de Construccion y Servicios SA	2,072	79,473
Aedas Homes SAU, 144A*	191	4,744
Aena SME SA, 144A	545	86,503
Almirall SA	455	7,758
Amadeus IT Group SA	3,472	248,654
Applus Services SA	1,030	12,372
Atresmedia Corp. de Medios de Comunicacion SA	686	3,863
Banco Bilbao Vizcaya Argentaria SA	52,975	300,946
Banco de Sabadell SA	45,593	58,171
Banco Santander SA	128,661	609,578
Bankia SA	9,845	32,512
Bankinter SA	5,396	45,083
Bolsas y Mercados Espanoles SHMSF SA	581	16,917
CaixaBank SA	28,614	117,752
Cellnex Telecom SA, 144A	1,154	31,982
Cia de Distribucion Integral Logista Holdings SA	399	9,965
CIE Automotive SA	529	13,295
Construcciones y Auxiliar de Ferrocarriles SA	158	6,189
Corp. Financiera Alba SA	94	4,262
Distribuidora Internacional de Alimentacion SA (a)	4,660	3,491

See Notes to Financial Statements.	82

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Ebro Foods SA	506	$10,328
eDreams ODIGEO SA*	813	3,014
Enagas SA	1,835	50,419
Ence Energia y Celulosa SA	870	5,486
Endesa SA	2,499	55,677
Ercros SA	850	3,520
Euskaltel SA, 144A (a)	656	5,748
Faes Farma SA	2,061	8,143
Ferrovial SA	3,854	79,278
Fluidra SA*	381	4,736
Fomento de Construcciones y Contratas SA*	649	9,096
Gestamp Automocion SA, 144A	1,243	7,655
Global Dominion Access SA, 144A*	827	4,330
Grifols SA	2,402	67,330
Grupo Catalana Occidente SA	282	11,190
Iberdrola SA	48,026	358,302
Indra Sistemas SA*	883	9,287
Industria de Diseno Textil SA	8,671	265,929
Inmobiliaria Colonial Socimi SA REIT	1,993	20,025
Lar Espana Real Estate Socimi SA REIT	731	6,861
Liberbank SA*	18,743	8,878
Mapfre SA	7,846	22,428
Masmovil Ibercom SA*	114	13,990
Mediaset Espana Comunicacion SA	1,268	8,828
Melia Hotels International SA	878	8,782
Merlin Properties Socimi SA REIT	2,613	32,999
Metrovacesa SA, 144A*	316	4,007
Miquel y Costas & Miquel SA	123	2,465
Miquel y Costas & Miquel SA*(c)	72	1,443
Naturgy Energy Group SA (a)	2,742	67,827
Neinor Homes SA, 144A*	682	10,470
Obrascon Huarte Lain SA (a)	812	808
Papeles y Cartones de Europa SA	349	6,638
Promotora de Informaciones SA, Class A*	1,836	3,824
Prosegur Cia de Seguridad SA	2,121	11,031
Red Electrica Corp. SA	3,385	72,869
Repsol SA	10,857	187,442
Sacyr SA	2,828	6,557
Siemens Gamesa Renewable Energy SA*	1,774	25,004
Talgo SA, 144A*	819	4,664
Tecnicas Reunidas SA (a)	258	6,803
Telefonica SA	37,055	332,581
Telepizza Group SA, 144A	729	3,536
Tubacex SA*	869	2,946
Unicaja Banco SA, 144A	5,491	6,620
Viscofan SA	307	17,517
Zardoya Otis SA	1,456	10,385

		3,591,557

Switzerland (d) — 0.2%
EDAG Engineering Group AG*	96	1,908
STMicroelectronics NV	5,221	76,426

		78,334

United Kingdom (d) — 2.7%
CNH Industrial NV	7,909	77,003

	Number of Shares	Value
United Kingdom (d) (Continued)
Coca-Cola European Partners PLC	1,746	$84,751
Dialog Semiconductor PLC*	708	18,387
Fiat Chrysler Automobiles NV*	8,558	141,182
International Consolidated Airlines Group SA	5,100	40,762
Stallergenes Greer PLC*	33	1,272
Unilever NV	12,223	678,118

		1,041,475

TOTAL COMMON STOCKS (Cost $36,889,437)		36,369,513

PREFERRED STOCKS — 1.6%
Germany — 1.6%
Bayerische Motoren Werke AG	412	29,898
Biotest AG	169	4,458
Draegerwerk AG & Co. KGaA	64	3,487
FUCHS PETROLUB SE	498	20,612
Henkel AG & Co. KGaA	1,428	164,736
Jungheinrich AG	367	12,224
Porsche Automobil Holding SE	1,235	78,995
Sartorius AG	282	35,788
Sixt SE	136	9,238
STO SE & Co. KGaA	21	2,128
Volkswagen AG	1,468	247,461

		609,025

TOTAL PREFERRED STOCKS (Cost $588,767)		609,025

RIGHTS — 0.0%
Belgium — 0.0%
Intervest Offices & Warehouses NV*(a), expires 11/29/18 (c)	73	24

Spain — 0.0%
Realia Business SA*, expires 12/19/18	2,057	46

TOTAL RIGHTS (Cost $0)		70

WARRANT — 0.0%
Spain — 0.0%
Abengoa SA*, expires 3/31/25 (Cost $43)	7,125	81

SECURITIES LENDING COLLATERAL — 4.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (e)(f) (Cost $1,558,684)	1,558,684	1,558,684

CASH EQUIVALENTS — 2.7%
DWS Government Money Market Series “Institutional Shares”, 2.15% (e) (Cost $1,017,771)	1,017,771	1,017,771

TOTAL INVESTMENTS — 103.5% (Cost $40,054,702)		$39,555,144
Other assets and liabilities, net — (3.5%)		(1,319,780)

NET ASSETS — 100.0%		$38,235,364

See Notes to Financial Statements.	83

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG (b)
158,904	7,752	—		—	(23,937)	—	—	15,635	142,719

SECURITIES LENDING COLLATERAL — 4.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (e)(f)
2,729,041	—	(1,170,357)	(g)	—	—	8,994	—	1,558,684	1,558,684

CASH EQUIVALENTS — 2.7%
DWS Government Money Market Series “Institutional Shares”, 2.15% (e)
—	2,793,723	(1,775,952)		—	—	3,146	—	1,017,771	1,017,771

2,887,945	2,801,475	(2,946,309)		—	(23,937)	12,140	—	2,592,090	2,719,174

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $1,459,506, which is 3.8% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
EURO STOXX Futures	EUR	34	$1,308,192	$1,217,489	12/21/2018	$(58,039)

As of November 30, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2018	EUR	15,105,800	USD	17,158,497	$47,849	$—
JP Morgan & Chase Co.	12/5/2018	EUR	19,635,000	USD	22,303,455	62,490	—
Goldman Sachs & Co.	12/5/2018	USD	2,612,634	EUR	2,300,000	—	(7,377)
Goldman Sachs & Co.	12/5/2018	USD	14,500,507	EUR	12,805,800	4,884	—
JP Morgan & Chase Co.	12/5/2018	USD	22,231,729	EUR	19,635,000	9,237	—
Goldman Sachs & Co.	1/4/2019	EUR	12,805,800	USD	14,544,853	—	(6,131)
JP Morgan & Chase Co.	1/4/2019	EUR	19,635,000	USD	22,299,470	—	(11,403)
JP Morgan & Chase Co.	1/4/2019	EUR	318,000	USD	361,176	—	(162)

Total unrealized appreciation (depreciation)						$124,460	$(25,073)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	84

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$36,368,070	$—	$1,443	$36,369,513
Preferred Stocks	609,025	—	—	609,025
Rights (h)	46	—	24	70
Warrant	81	—	—	81
Short-Term Investments (h)	2,576,455	—	—	2,576,455
Derivatives (i)
Forward Foreign Currency Contracts	—	124,460	—	124,460

TOTAL	$39,553,677	$124,460	$1,467	$39,679,604

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(25,073)	$—	$(25,073)
Futures Contracts	(58,039)	—	—	(58,039)

TOTAL	$(58,039)	$(25,073)	$—	$(83,112)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	85

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 90.4%
Communication Services — 6.6%
1&1 Drillisch AG	1,166	$58,610
Axel Springer SE	1,127	71,832
Deutsche Telekom AG	75,310	1,320,233
ProSiebenSat.1 Media SE	5,226	106,110
RTL Group SA	845	50,558
Telefonica Deutschland Holding AG	16,338	66,162
United Internet AG	2,769	124,608

		1,798,113

Consumer Discretionary — 13.0%
adidas AG	4,253	937,932
Bayerische Motoren Werke AG	7,477	611,240
Continental AG	2,478	371,008
Daimler AG	20,541	1,155,636
Delivery Hero SE, 144A*	2,118	77,065
HUGO BOSS AG	1,453	100,342
Puma SE	182	91,277
Volkswagen AG	717	118,430
Zalando SE, 144A*	2,541	78,821

		3,541,751

Consumer Staples — 2.0%
Beiersdorf AG	2,292	245,311
Henkel AG & Co. KGaA	2,350	242,633
METRO AG	3,952	60,646

		548,590

Financials — 15.1%
Allianz SE	9,730	2,054,369
Commerzbank AG*	22,524	193,950
Deutsche Bank AG (a)	44,354	404,871
Deutsche Boerse AG	4,360	556,779
Hannover Rueck SE	1,355	188,222
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,376	733,439

		4,131,630

Health Care — 11.4%
Bayer AG	21,055	1,539,360
Fresenius Medical Care AG & Co. KGaA	4,874	396,625
Fresenius SE & Co. KGaA	9,401	533,423
Merck KGaA	2,911	320,856
QIAGEN NV*	5,130	180,329
Siemens Healthineers AG, 144A*	3,373	146,004

		3,116,597

Industrials — 13.4%
Brenntag AG	3,474	160,582
Deutsche Lufthansa AG	5,180	126,082
Deutsche Post AG	22,275	709,120
Fraport AG Frankfurt Airport Services Worldwide	914	67,196
GEA Group AG	3,712	100,185
HOCHTIEF AG	483	68,679
KION Group AG	1,611	90,863
MTU Aero Engines AG	1,170	243,190
OSRAM Licht AG	2,185	100,109

	Number of Shares	Value
Industrials (Continued)
Siemens AG	17,275	$2,002,649

		3,668,655

Information Technology — 11.8%
Infineon Technologies AG	25,696	538,030
SAP SE	22,191	2,284,143
Wirecard AG	2,645	399,605

		3,221,778

Materials — 9.5%
BASF SE	20,751	1,512,201
Covestro AG, 144A	4,329	249,259
Evonik Industries AG	3,676	98,838
HeidelbergCement AG	3,367	223,753
LANXESS AG	1,954	107,111
Symrise AG	2,781	224,480
thyssenkrupp AG	9,800	183,006

		2,598,648

Real Estate — 3.9%
Aroundtown SA	17,500	149,678
Deutsche Wohnen SE	8,025	384,665
Vonovia SE	11,181	541,386

		1,075,729

Utilities — 3.7%
E.ON SE	49,708	506,754
Innogy SE, 144A	220	10,057
Innogy SE*	3,079	129,147
RWE AG	11,650	251,449
Uniper SE	4,552	116,826

		1,014,233

TOTAL COMMON STOCKS (Cost $28,115,414)		24,715,724

PREFERRED STOCKS — 6.1%
Consumer Discretionary — 3.7%
Bayerische Motoren Werke AG	1,254	91,000
Porsche Automobil Holding SE	3,444	220,292
Volkswagen AG	4,205	708,839

		1,020,131

Consumer Staples — 1.7%
Henkel AG & Co. KGaA	4,031	465,022

Health Care — 0.4%
Sartorius AG	808	102,543

Materials — 0.3%
FUCHS PETROLUB SE	1,596	66,058

TOTAL PREFERRED STOCKS (Cost $2,146,638)		1,653,754

EXCHANGE-TRADED FUND — 0.2%
iShares Currency Hedged MSCI Germany ETF (Cost $55,449)	2,150	54,674

See Notes to Financial Statements.	86

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 2.1%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b) (Cost $587,112)	587,112	$587,112

TOTAL INVESTMENTS — 98.8% (Cost $30,904,613)		$27,011,264
Other assets and liabilities, net — 1.2%		326,454

NET ASSETS — 100.0%		$27,337,718

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
COMMON STOCKS — 1.5%
Financials — 1.5%
Deutsche Bank AG (a)
528,438	38,965	(100,075)	(101,503)	39,046	—	—	44,354	404,871

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
—	—	—	—	—	15	—	—	—

CASH EQUIVALENTS — 2.1%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b)
—	1,617,448	(1,030,336)	—	—	1,183	—	587,112	587,112

528,438	1,656,413	(1,130,411)	(101,503)	39,046	1,198	—	631,466	991,983

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
DAX Index Futures	EUR	1	$352,976	$318,348	12/21/2018	$(23,826)
DAX Mini Futures	EUR	9	623,635	573,027	12/21/2018	(35,727)

Total unrealized depreciation						$(59,553)

See Notes to Financial Statements.	87

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

As of November 30, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2018	EUR	6,995,834	USD	7,946,484	$22,160	$—
RBC Capital Markets	12/5/2018	EUR	9,635,933	USD	10,943,047	28,229	—
The Bank of Nova Scotia	12/5/2018	EUR	9,022,333	USD	10,246,122	26,341	—
Goldman Sachs & Co.	12/5/2018	USD	2,274,128	EUR	2,002,000	—	(6,422)
Goldman Sachs & Co.	12/5/2018	USD	5,654,713	EUR	4,993,834	1,905	—
RBC Capital Markets	12/5/2018	USD	10,910,285	EUR	9,635,933	4,533	—
The Bank of Nova Scotia	12/5/2018	USD	10,215,537	EUR	9,022,333	4,245	—
Goldman Sachs & Co.	1/4/2019	EUR	4,993,834	USD	5,672,007	—	(2,391)
RBC Capital Markets	1/4/2019	EUR	140,000	USD	159,010	—	(69)
RBC Capital Markets	1/4/2019	EUR	9,635,933	USD	10,943,336	—	(5,789)
The Bank of Nova Scotia	1/4/2019	EUR	9,022,333	USD	10,246,492	—	(5,411)

Total unrealized appreciation (depreciation)						$87,413	$(20,082)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$24,715,724	$—	$—	$24,715,724
Preferred Stocks (d)	1,653,754	—	—	1,653,754
Exchange-Traded Fund	54,674	—	—	54,674
Short-Term Investments	587,112	—	—	587,112
Derivatives (e)
Forward Foreign Currency Contracts	—	87,413	—	87,413

TOTAL	$27,011,264	$87,413	$—	$27,098,677

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Contracts	$—	$(20,082)	$—	$(20,082)
Futures Contracts	(59,553)	—	—	(59,553)

TOTAL	$(59,553)	$(20,082)	$—	$(79,635)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	88

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.7%
Communication Services — 7.5%
CyberAgent, Inc.	29,500	$1,335,771
DeNA Co. Ltd.	32,416	601,402
Dentsu, Inc.	63,136	2,814,326
Hakuhodo DY Holdings, Inc.	68,780	1,053,074
Kakaku.com, Inc.	40,836	821,649
KDDI Corp.	515,415	12,095,895
Konami Holdings Corp.	27,364	1,224,588
LINE Corp.*(a)	20,947	752,885
Nexon Co. Ltd.*	128,364	1,517,548
Nintendo Co. Ltd.	33,221	10,128,871
Nippon Telegraph & Telephone Corp.	201,276	8,298,213
NTT DOCOMO, Inc.	385,405	8,924,257
SoftBank Group Corp.	239,593	20,106,267
Toho Co. Ltd.	32,798	1,141,277
Yahoo Japan Corp.	822,928	2,356,090

		73,172,113

Consumer Discretionary — 18.2%
ABC-Mart, Inc. (a)	9,911	557,038
Aisin Seiki Co. Ltd.	47,223	1,867,870
Asics Corp.	48,415	697,766
Bandai Namco Holdings, Inc.	57,607	2,420,697
Benesse Holdings, Inc.	22,288	661,680
Bridgestone Corp.	176,807	7,164,799
Casio Computer Co. Ltd. (a)	54,892	765,485
Denso Corp.	126,910	5,866,157
Don Quijote Holdings Co. Ltd.	34,250	2,078,866
Fast Retailing Co. Ltd.	16,889	8,784,095
Hikari Tsushin, Inc.	6,052	965,526
Honda Motor Co. Ltd.	472,745	13,335,061
Iida Group Holdings Co. Ltd.	44,366	782,849
Isetan Mitsukoshi Holdings Ltd.	99,175	1,147,133
Isuzu Motors Ltd.	162,595	2,314,703
J. Front Retailing Co. Ltd.	66,900	913,492
Koito Manufacturing Co. Ltd.	30,372	1,629,437
Marui Group Co. Ltd.	54,502	1,174,879
Mazda Motor Corp.	159,604	1,701,280
McDonald’s Holdings Co. Japan Ltd.	19,619	879,714
Mitsubishi Motors Corp.	193,638	1,187,262
NGK Spark Plug Co. Ltd.	45,790	940,689
Nikon Corp.	92,359	1,448,258
Nissan Motor Co. Ltd.	676,147	5,922,503
Nitori Holdings Co. Ltd.	23,347	3,127,262
Oriental Land Co. Ltd.	58,025	5,773,619
Panasonic Corp.	638,744	6,552,591
Rakuten, Inc.	253,938	2,044,658
Rinnai Corp.	10,455	749,713
Ryohin Keikaku Co. Ltd.	6,970	1,875,818
Sankyo Co. Ltd.	12,653	506,053
Sega Sammy Holdings, Inc.	49,188	694,174
Sekisui Chemical Co. Ltd.	107,252	1,740,371
Sekisui House Ltd.	180,052	2,713,905
Sharp Corp.	61,455	911,688
Shimamura Co. Ltd.	6,570	557,942
Shimano, Inc.	21,584	3,152,559
Sony Corp.	368,993	19,298,872

	Number of Shares	Value
Consumer Discretionary (Continued)
Stanley Electric Co. Ltd.	38,446	$1,119,359
Subaru Corp.	178,517	3,967,743
Sumitomo Electric Industries Ltd.	215,313	3,020,622
Sumitomo Rubber Industries Ltd.	47,730	637,858
Suzuki Motor Corp.	99,489	4,956,264
Takashimaya Co. Ltd.	43,861	637,543
Toyoda Gosei Co. Ltd.	19,763	380,409
Toyota Industries Corp.	42,599	2,184,083
Toyota Motor Corp.	663,473	39,762,206
USS Co. Ltd.	62,618	1,110,978
Yamada Denki Co. Ltd.	177,447	858,199
Yamaha Corp.	39,907	1,719,114
Yamaha Motor Co. Ltd.	81,324	1,672,832
Yokohama Rubber Co. Ltd.	35,246	737,740
ZOZO, Inc.	58,234	1,295,343

		178,966,757

Consumer Staples — 8.5%
Aeon Co. Ltd.	177,202	4,247,603
Ajinomoto Co., Inc.	132,201	2,285,552
Asahi Group Holdings Ltd.	105,897	4,434,959
Calbee, Inc. (a)	22,508	745,541
Coca-Cola Bottlers Japan Holdings, Inc.	39,700	1,136,634
FamilyMart UNY Holdings Co. Ltd.	18,434	2,616,145
Japan Tobacco, Inc.	319,089	7,936,817
Kao Corp.	143,884	10,594,040
Kikkoman Corp.	42,148	2,457,999
Kirin Holdings Co. Ltd.	239,789	5,629,544
Kobayashi Pharmaceutical Co. Ltd.	14,500	1,009,118
Kose Corp.	8,688	1,295,757
Lawson, Inc.	15,669	1,025,597
Lion Corp.	64,788	1,277,896
MEIJI Holdings Co. Ltd.	35,293	2,776,430
NH Foods Ltd.	26,311	975,812
Nisshin Seifun Group, Inc.	57,675	1,211,777
Nissin Foods Holdings Co. Ltd.	18,070	1,166,834
Pigeon Corp.	33,000	1,359,071
Pola Orbis Holdings, Inc.	26,879	758,906
Seven & i Holdings Co. Ltd.	218,702	9,523,358
Shiseido Co. Ltd.	110,407	7,026,210
Sundrug Co. Ltd.	23,557	794,814
Suntory Beverage & Food Ltd.	40,436	1,695,594
Toyo Suisan Kaisha Ltd.	26,512	908,529
Tsuruha Holdings, Inc.	10,697	1,055,424
Unicharm Corp.	116,674	3,652,904
Welcia Holdings Co. Ltd.	13,000	658,503
Yakult Honsha Co. Ltd.	34,438	2,593,885
Yamazaki Baking Co. Ltd.	35,906	753,768

		83,605,021

Energy — 1.1%
Idemitsu Kosan Co. Ltd.	38,112	1,386,624
Inpex Corp.	298,344	3,167,022
JXTG Holdings, Inc.	943,637	5,705,132
Showa Shell Sekiyu KK	54,814	849,384

		11,108,162

See Notes to Financial Statements.	89

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Financials — 11.7%
Acom Co. Ltd. (a)	111,874	$410,972
AEON Financial Service Co. Ltd.	32,572	631,268
Aozora Bank Ltd.	33,592	1,103,803
Bank of Kyoto Ltd.	15,804	760,162
Chiba Bank Ltd.	174,260	1,143,670
Concordia Financial Group Ltd.	317,538	1,490,973
Credit Saison Co. Ltd.	44,992	577,486
Dai-ichi Life Holdings, Inc.	312,819	5,450,874
Daiwa Securities Group, Inc.	466,944	2,577,108
Fukuoka Financial Group, Inc.	43,848	1,000,066
Japan Exchange Group, Inc.	145,532	2,621,794
Japan Post Bank Co. Ltd.	121,225	1,416,063
Japan Post Holdings Co. Ltd.	457,570	5,570,733
Mebuki Financial Group, Inc.	240,862	727,795
Mitsubishi UFJ Financial Group, Inc.	3,421,042	18,820,779
Mitsubishi UFJ Lease & Finance Co. Ltd.	121,016	659,903
Mizuho Financial Group, Inc.	6,990,772	11,596,374
MS&AD Insurance Group Holdings, Inc.	137,989	4,187,747
Nomura Holdings, Inc.	1,003,277	4,519,895
ORIX Corp.	383,527	6,215,019
Resona Holdings, Inc.	605,076	3,208,345
SBI Holdings, Inc.	65,199	1,479,563
Seven Bank Ltd.	174,004	539,571
Shinsei Bank Ltd.	42,547	583,960
Shizuoka Bank Ltd.	126,782	1,138,095
Sompo Holdings, Inc.	93,475	3,611,693
Sony Financial Holdings, Inc.	50,282	1,054,232
Sumitomo Mitsui Financial Group, Inc.	388,872	14,329,838
Sumitomo Mitsui Trust Holdings, Inc.	94,862	3,804,007
T&D Holdings, Inc.	160,749	2,284,175
Tokio Marine Holdings, Inc.	195,771	9,666,533
Tokyo Century Corp.	13,200	630,260
Yamaguchi Financial Group, Inc.	58,064	601,535

		114,414,291

Health Care — 8.1%
Alfresa Holdings Corp.	54,490	1,449,674
Asahi Intecc Co. Ltd.	28,000	1,312,249
Astellas Pharma, Inc.	547,135	8,408,378
Chugai Pharmaceutical Co. Ltd.	65,045	4,452,272
Daiichi Sankyo Co. Ltd.	166,261	6,103,243
Eisai Co. Ltd.	73,612	6,753,900
Hisamitsu Pharmaceutical Co., Inc.	16,506	1,054,209
Hoya Corp.	109,986	6,685,490
Kyowa Hakko Kirin Co. Ltd.	75,460	1,546,892
M3, Inc.	123,984	2,003,142
Medipal Holdings Corp.	51,282	1,174,587
Mitsubishi Tanabe Pharma Corp.	72,861	1,118,766
Olympus Corp.	84,794	2,386,617
Ono Pharmaceutical Co. Ltd.	111,083	2,686,679
Otsuka Holdings Co. Ltd.	112,700	5,495,260
Santen Pharmaceutical Co. Ltd.	104,074	1,781,401
Shionogi & Co. Ltd.	80,508	5,324,883
Sumitomo Dainippon Pharma Co. Ltd.	46,248	1,507,445
Suzuken Co. Ltd.	21,332	1,148,205
Sysmex Corp.	49,144	2,618,791
Taisho Pharmaceutical Holdings Co. Ltd.	10,746	1,242,017

	Number of Shares	Value
Health Care (Continued)
Takeda Pharmaceutical Co. Ltd. (a)	206,823	$7,752,560
Terumo Corp.	87,751	5,167,735

		79,174,395

Industrials — 20.4%
AGC, Inc.	53,062	1,802,000
Amada Holdings Co. Ltd.	95,334	1,034,678
ANA Holdings, Inc.	33,718	1,203,291
Central Japan Railway Co.	41,826	8,594,384
Dai Nippon Printing Co. Ltd.	69,243	1,601,833
Daifuku Co. Ltd. (a)	29,700	1,520,125
Daikin Industries Ltd.	72,748	8,081,331
East Japan Railway Co.	89,685	8,153,541
FANUC Corp.	56,389	9,632,055
Fuji Electric Co. Ltd.	35,306	1,108,804
Hankyu Hanshin Holdings, Inc.	66,040	2,239,827
Hino Motors Ltd.	78,360	800,754
Hitachi Construction Machinery Co. Ltd.	31,620	873,265
Hoshizaki Corp.	16,254	1,261,487
IHI Corp.	42,568	1,295,621
ITOCHU Corp.	411,088	7,300,827
Japan Airlines Co. Ltd.	34,154	1,231,789
Japan Airport Terminal Co. Ltd.	14,235	553,022
JGC Corp.	60,583	884,875
JTEKT Corp.	59,984	763,044
Kajima Corp.	130,276	1,802,965
Kamigumi Co. Ltd.	30,542	685,826
Kawasaki Heavy Industries Ltd.	39,793	926,511
Keihan Holdings Co. Ltd.	27,104	1,131,771
Keikyu Corp.	63,881	1,019,147
Keio Corp.	30,036	1,661,684
Keisei Electric Railway Co. Ltd.	37,484	1,215,180
Kintetsu Group Holdings Co. Ltd.	49,910	2,079,675
Komatsu Ltd.	268,137	7,164,335
Kubota Corp.	286,163	4,883,035
Kurita Water Industries Ltd.	28,642	768,312
Kyushu Railway Co.	46,300	1,529,534
LIXIL Group Corp.	77,516	1,004,502
Makita Corp.	64,844	2,544,862
Marubeni Corp.	457,287	3,414,093
MINEBEA MITSUMI, Inc.	110,124	1,786,974
MISUMI Group, Inc.	82,020	1,858,393
Mitsubishi Corp.	393,191	10,606,095
Mitsubishi Electric Corp.	527,926	6,966,772
Mitsubishi Heavy Industries Ltd.	88,502	3,365,750
Mitsui & Co. Ltd.	481,371	7,524,934
Mitsui OSK Lines Ltd.	33,808	794,904
MonotaRO Co. Ltd.	36,000	975,202
Nabtesco Corp.	32,572	900,992
Nagoya Railroad Co. Ltd.	53,001	1,328,352
NGK Insulators Ltd.	75,764	1,123,295
Nidec Corp.	64,545	8,597,281
Nippon Express Co. Ltd.	21,439	1,291,836
Nippon Yusen KK	44,812	760,716
NSK Ltd.	104,198	979,424
Obayashi Corp.	188,708	1,881,843
Odakyu Electric Railway Co. Ltd.	84,777	1,900,696

See Notes to Financial Statements.	90

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Park24 Co. Ltd.	32,168	$868,563
Persol Holdings Co. Ltd.	51,400	962,660
Recruit Holdings Co. Ltd.	320,691	8,822,781
Secom Co. Ltd.	60,972	5,159,644
Seibu Holdings, Inc.	66,130	1,222,224
SG Holdings Co. Ltd.	26,700	653,652
Shimizu Corp.	162,268	1,386,601
SMC Corp.	16,658	5,646,829
Sohgo Security Services Co. Ltd.	20,822	979,514
Sumitomo Corp.	319,073	4,900,707
Sumitomo Heavy Industries Ltd.	32,258	1,069,915
Taisei Corp.	60,852	2,674,990
THK Co. Ltd.	35,276	808,289
Tobu Railway Co. Ltd.	56,190	1,608,752
Tokyu Corp.	143,422	2,496,603
Toppan Printing Co. Ltd.	73,239	1,179,411
Toshiba Corp.*	190,123	5,895,546
TOTO Ltd.	40,938	1,585,011
Toyota Tsusho Corp.	59,931	2,069,590
West Japan Railway Co.	47,879	3,335,903
Yamato Holdings Co. Ltd.	89,517	2,364,593

		200,103,222

Information Technology — 9.8%
Alps Electric Co. Ltd.	54,542	1,264,150
Brother Industries Ltd.	66,022	1,103,323
Canon, Inc.	287,797	8,163,735
Disco Corp.	8,300	1,210,104
FUJIFILM Holdings Corp.	112,457	4,467,965
Fujitsu Ltd.	56,940	3,504,733
Hamamatsu Photonics KK	40,388	1,405,388
Hirose Electric Co. Ltd.	9,766	1,029,811
Hitachi High-Technologies Corp.	20,670	736,556
Hitachi Ltd.	279,834	8,105,485
Keyence Corp.	28,343	15,380,600
Konica Minolta, Inc.	130,480	1,174,740
Kyocera Corp.	92,908	5,013,095
Murata Manufacturing Co. Ltd.	52,315	7,979,864
NEC Corp.	75,293	2,334,769
Nippon Electric Glass Co. Ltd.	25,168	676,231
Nomura Research Institute Ltd.	31,774	1,395,352
NTT Data Corp.	183,240	2,130,791
Obic Co. Ltd.	18,662	1,612,776
Omron Corp.	55,717	2,449,261
Oracle Corp.	10,872	705,868
Otsuka Corp.	29,260	984,656
Renesas Electronics Corp.*	242,000	1,140,554
Ricoh Co. Ltd.	194,734	1,890,471
Rohm Co. Ltd.	27,612	1,921,639
Seiko Epson Corp.	81,824	1,300,361
Shimadzu Corp.	64,236	1,501,849
SUMCO Corp.	68,400	1,048,461
TDK Corp.	37,828	2,982,519
Tokyo Electron Ltd.	45,714	6,393,074
Trend Micro, Inc.	34,572	1,982,678
Yaskawa Electric Corp.	71,782	2,238,544

	Number of Shares	Value
Information Technology (Continued)
Yokogawa Electric Corp.	65,708	$1,207,478

		96,436,881

Materials — 5.6%
Air Water, Inc.	43,604	705,638
Asahi Kasei Corp.	366,684	4,015,225
Daicel Corp.	76,146	851,918
Hitachi Chemical Co. Ltd.	30,594	484,049
Hitachi Metals Ltd.	67,046	754,832
JFE Holdings, Inc.	141,619	2,497,031
JSR Corp.	55,351	885,987
Kaneka Corp.	15,037	562,985
Kansai Paint Co. Ltd.	51,706	968,847
Kobe Steel Ltd.	92,166	758,341
Kuraray Co. Ltd.	93,621	1,454,851
Maruichi Steel Tube Ltd.	15,132	449,234
Mitsubishi Chemical Holdings Corp.	363,996	2,977,639
Mitsubishi Gas Chemical Co., Inc.	47,776	784,517
Mitsubishi Materials Corp.	30,972	869,011
Mitsui Chemicals, Inc.	53,781	1,364,957
Nippon Paint Holdings Co. Ltd. (a)	42,463	1,505,647
Nippon Steel & Sumitomo Metal Corp.	221,437	4,049,713
Nissan Chemical Corp.	37,202	2,018,802
Nitto Denko Corp.	47,918	2,618,468
Oji Holdings Corp.	247,684	1,448,814
Shin-Etsu Chemical Co. Ltd.	105,131	9,386,448
Showa Denko KK	39,300	1,575,254
Sumitomo Chemical Co. Ltd.	433,056	2,350,020
Sumitomo Metal Mining Co. Ltd.	68,405	1,991,618
Taiheiyo Cement Corp.	34,778	1,176,475
Taiyo Nippon Sanso Corp.	37,180	626,245
Teijin Ltd.	52,159	900,600
Toray Industries, Inc.	405,742	3,182,241
Tosoh Corp.	69,000	972,559
Toyo Seikan Group Holdings Ltd.	43,826	998,020

		55,185,986

Real Estate — 3.9%
Aeon Mall Co. Ltd.	28,622	514,624
Daito Trust Construction Co. Ltd.	20,851	2,724,048
Daiwa House Industry Co. Ltd.	165,317	5,206,433
Daiwa House REIT Investment Corp. REIT	500	1,133,330
Hulic Co. Ltd.	82,910	758,143
Japan Prime Realty Investment Corp. REIT	240	937,673
Japan Real Estate Investment Corp. REIT	384	2,121,024
Japan Retail Fund Investment Corp. REIT	764	1,465,205
Mitsubishi Estate Co. Ltd.	342,324	5,491,539
Mitsui Fudosan Co. Ltd.	258,782	6,189,430
Nippon Building Fund, Inc. REIT	385	2,397,877
Nippon Prologis REIT, Inc. REIT	501	1,037,617
Nomura Real Estate Holdings, Inc.	34,528	681,952
Nomura Real Estate Master Fund, Inc. REIT	1,140	1,522,477
Sumitomo Realty & Development Co. Ltd.	105,250	3,901,617
Tokyu Fudosan Holdings Corp.	175,827	986,670

See Notes to Financial Statements.	91

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
United Urban Investment Corp. REIT	836	$1,330,795

		38,400,454

Utilities — 1.9%
Chubu Electric Power Co., Inc.	176,934	2,652,880
Chugoku Electric Power Co., Inc.	82,568	1,043,056
Electric Power Development Co. Ltd.	42,566	1,095,695
Kansai Electric Power Co., Inc.	202,107	3,033,875
Kyushu Electric Power Co., Inc.	111,190	1,305,698
Osaka Gas Co. Ltd.	108,089	1,970,102
Toho Gas Co. Ltd.	21,428	866,445
Tohoku Electric Power Co., Inc.	125,021	1,634,420
Tokyo Electric Power Co. Holdings, Inc.*	418,384	2,539,458
Tokyo Gas Co. Ltd.	114,265	2,943,822

		19,085,451

TOTAL COMMON STOCKS (Cost $960,619,625)		949,652,733

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c) (Cost $1,172,942)	1,172,942	$1,172,942

CASH EQUIVALENTS — 2.7%
DWS ESG Liquidity Fund “Institutional Shares” , 2.44% (b)	10,000,000	9,999,000
DWS Government Money Market Series “Institutional Shares”, 2.15% (b)	16,334,174	16,334,174

TOTAL CASH EQUIVALENTS (Cost $26,333,174)		26,333,174

TOTAL INVESTMENTS — 99.5% (Cost $988,125,741)		$977,158,849
Other assets and liabilities, net — 0.5%		4,533,574

NET ASSETS — 100.0%		$981,692,423

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
1,120,785	52,157	(d)	—	—	—	40,669	—	1,172,942	1,172,942

CASH EQUIVALENTS — 2.7%
DWS ESG Liquidity Fund “Institutional Shares” , 2.44% (b)
—	9,999,000		—	—	—	12,224	—	10,000,000	9,999,000

DWS Government Money Market Series “Institutional Shares” , 2.15% (b)
—	69,451,367		(53,117,193)	—	—	48,105	—	16,334,174	16,334,174

1,120,785	79,502,524		(53,117,193)	—	—	100,998	—	27,507,116	27,506,116

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $13,376,845, which is 1.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $13,191,575.

(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

REIT:	Real Estate Investment Trust

At November 30, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures	JPY	40	$8,008,275	$7,875,611	12/13/2018	$28,483
TOPIX Index Futures	JPY	148	22,863,752	21,747,258	12/13/2018	(966,396)

Total net unrealized depreciation						$(937,913)

See Notes to Financial Statements.	92

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

As of November 30, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2018	JPY	751,837,500	USD	6,677,154	$50,239	$—
JP Morgan & Chase Co.	12/5/2018	JPY	1,105,565,100	USD	9,756,108	11,334	—
JP Morgan & Chase Co.	12/5/2018	JPY	1,105,565,100	USD	9,762,276	17,503	—
JP Morgan & Chase Co.	12/5/2018	JPY	4,422,260,200	USD	39,135,739	156,646	—
JP Morgan & Chase Co.	12/5/2018	JPY	38,708,066,700	USD	343,777,125	2,592,923	—
JP Morgan & Chase Co.	12/5/2018	JPY	334,001,000	USD	2,959,100	15,118	—
RBC Capital Markets	12/5/2018	JPY	36,413,139,300	USD	323,330,338	2,374,295	—
The Bank of Nova Scotia	12/5/2018	JPY	36,898,569,900	USD	327,634,898	2,400,129	—
Goldman Sachs & Co.	12/5/2018	USD	6,621,674	JPY	751,837,500	5,241	—
JP Morgan & Chase Co.	12/5/2018	USD	101,197,813	JPY	11,393,629,000	—	(771,040)
JP Morgan & Chase Co.	12/5/2018	USD	301,909,547	JPY	34,281,829,100	260,505	—
RBC Capital Markets	12/5/2018	USD	320,679,342	JPY	36,413,139,300	276,700	—
The Bank of Nova Scotia	12/5/2018	USD	301,587,088	JPY	34,245,213,800	260,226	—
The Bank of Nova Scotia	12/5/2018	USD	23,354,027	JPY	2,653,356,100	33,428	—
Goldman Sachs & Co.	1/7/2019	JPY	751,837,500	USD	6,644,621	—	(5,002)
JP Morgan & Chase Co.	1/7/2019	JPY	34,281,829,100	USD	302,960,772	—	(244,660)
RBC Capital Markets	1/7/2019	JPY	3,186,868,000	USD	28,164,785	—	(21,450)
RBC Capital Markets	1/7/2019	JPY	36,413,139,300	USD	321,784,547	—	(271,245)
The Bank of Nova Scotia	1/7/2019	JPY	34,245,213,800	USD	302,626,492	—	(255,096)

Total unrealized appreciation (depreciation)						$8,454,287	$(1,568,493)

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock (e)	$949,652,733	$—	$—	$949,652,733
Short-Term Investments (e)	27,506,116	—	—	27,506,116
Derivatives (f)
Forward Foreign Currency Contracts	—	8,454,287	—	8,454,287
Futures Contracts	28,483	—	—	28,483

TOTAL	$977,187,332	$8,454,287	$—	$985,641,619

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(1,568,493)	$—	$(1,568,493)
Futures Contracts	(966,396)	—	—	(966,396)

TOTAL	$(966,396)	$(1,568,493)	$—	$(2,534,889)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	93

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.0%
Communication Services — 6.8%
Cheil Worldwide, Inc.	1,521	$31,819
Kakao Corp.	851	85,408
KT Corp., ADR	620	9,126
KT Corp.	492	13,387
LG Uplus Corp.	1,528	24,127
NAVER Corp.	2,194	247,594
NCSoft Corp.	292	133,373
Netmarble Corp., 144A	453	52,738
Pearl Abyss Corp.*	130	22,267
SK Telecom Co. Ltd.	345	89,101

		708,940

Consumer Discretionary — 10.4%
CJ ENM Co. Ltd.	153	31,802
Coway Co. Ltd.	913	63,856
Fila Korea Ltd.	702	31,814
Hankook Tire Co. Ltd.	1,340	51,164
Hanon Systems	3,668	34,358
HLB, Inc.*	548	41,310
Hotel Shilla Co. Ltd.	554	42,651
Hyundai Department Store Co. Ltd.	299	25,047
Hyundai Mobis Co. Ltd.	1,075	173,101
Hyundai Motor Co.	2,411	230,141
Kangwon Land, Inc.	2,145	61,712
Kia Motors Corp.	4,313	117,353
LG Electronics, Inc.	1,732	112,021
Lotte Shopping Co. Ltd.	217	41,718
Shinsegae Inc.	134	34,786

		1,092,834

Consumer Staples — 6.2%
Amorepacific Corp.	519	79,868
AMOREPACIFIC Group	521	30,164
BGF retail Co. Ltd.	166	28,803
CJ CheilJedang Corp.	153	45,861
E-MART, Inc.	353	61,408
GS Retail Co. Ltd.	642	21,764
KT&G Corp.	1,858	172,382
LG Household & Health Care Ltd.	148	153,156
Orion Corp.	392	38,992
Ottogi Corp.	29	19,170

		651,568

Energy — 2.9%
GS Holdings Corp.	948	43,554
SK Innovation Co. Ltd.	1,026	179,856
S-Oil Corp.	771	76,003

		299,413

Financials — 13.6%
BNK Financial Group, Inc.	4,997	34,191
DB Insurance Co. Ltd.	915	55,262
DGB Financial Group, Inc.	3,502	27,492
Hana Financial Group, Inc.	4,694	157,451
Hanwha Life Insurance Co. Ltd.	6,347	25,140
Hyundai Marine & Fire Insurance Co. Ltd.	1,216	43,446
Industrial Bank of Korea	4,455	58,820

	Number of Shares	Value
Financials (Continued)
KB Financial Group, Inc.	6,216	$261,738
Korea Investment Holdings Co. Ltd.	746	45,055
Mirae Asset Daewoo Co. Ltd.	7,123	45,244
NH Investment & Securities Co. Ltd.	2,776	34,299
Orange Life Insurance Ltd., 144A	727	19,522
Samsung Card Co. Ltd.	694	19,997
Samsung Fire & Marine Insurance Co. Ltd.	504	122,521
Samsung Life Insurance Co. Ltd.	1,158	89,359
Samsung Securities Co. Ltd.	1,235	34,319
Shinhan Financial Group Co. Ltd.	6,700	246,255
Woori Bank	7,777	108,578

		1,428,689

Health Care — 6.4%
Celltrion Healthcare Co. Ltd.*	718	50,410
Celltrion Pharm, Inc.*	339	20,020
Celltrion, Inc.*	1,268	270,919
Hanmi Pharm. Co. Ltd.	117	46,186
Hanmi Science Co. Ltd.	329	21,807
Medy-Tox, Inc.	76	38,198
Samsung Biologics Co. Ltd., 144A*(a)	275	82,062
SillaJen, Inc.*	906	57,143
ViroMed Co. Ltd.*	246	43,299
Yuhan Corp.	172	34,908

		664,952

Industrials — 10.8%
CJ Corp.	286	33,296
CJ Logistics Corp.*	179	25,390
Daelim Industrial Co. Ltd.	544	46,007
Daewoo Engineering & Construction Co. Ltd.*	4,026	17,850
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	511	14,975
Doosan Bobcat, Inc.	1,067	31,269
GS Engineering & Construction Corp.	977	38,001
Hanwha Corp.	941	25,184
HDC Hyundai Development Co-Engineering & Construction, Class E*	501	18,771
Hyundai Engineering & Construction Co. Ltd.	1,339	65,699
Hyundai Glovis Co. Ltd.	359	39,552
Hyundai Heavy Industries Co. Ltd.*	636	74,894
Hyundai Heavy Industries Holdings Co. Ltd.*	173	60,962
KCC Corp.	119	29,619
Korea Aerospace Industries Ltd.*	1,330	37,612
Korean Air Lines Co. Ltd.	1,036	29,482
LG Corp.	1,584	102,025
Lotte Corp.*	603	29,748
Pan Ocean Co. Ltd.*	5,601	22,885
Posco Daewoo Corp.	1,188	20,454
S-1 Corp.	359	30,841
Samsung C&T Corp.	1,235	112,929
Samsung Engineering Co. Ltd.*	2,951	51,204
Samsung Heavy Industries Co. Ltd.*	7,039	46,594
SK Holdings Co. Ltd.	516	129,581

		1,134,824

See Notes to Financial Statements.	94

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Information Technology — 31.1%
LG Display Co. Ltd.	4,001	$62,641
LG Innotek Co. Ltd.	284	25,285
Samsung Electro-Mechanics Co. Ltd.	915	98,361
Samsung Electronics Co. Ltd.	60,435	2,256,305
Samsung SDI Co. Ltd.	873	160,823
Samsung SDS Co. Ltd.	577	100,889
SK Hynix, Inc.	8,962	556,452

		3,260,756

Materials — 7.5%
Hanwha Chemical Corp.	2,007	33,839
Hyundai Steel Co.	1,392	53,522
Korea Zinc Co. Ltd.	151	57,318
Kumho Petrochemical Co. Ltd.	363	29,857
LG Chem Ltd.	725	223,460
Lotte Chemical Corp.	284	69,040
OCI Co. Ltd.	342	31,883
POSCO	1,216	268,487
POSCO Chemtech Co. Ltd.	330	19,930

		787,336

Utilities — 1.3%
Korea Electric Power Corp.	4,142	109,744
Korea Gas Corp.*	584	26,570

		136,314

TOTAL COMMON STOCKS (Cost $8,812,479)		10,165,626

	Number of Shares	Value
PREFERRED STOCKS — 1.5%
Consumer Discretionary — 0.7%
Hyundai Motor Co.	489	$28,705
Hyundai Motor Co. — 2nd Preferred	674	41,969

		70,674

Consumer Staples — 0.4%
Amorepacific Corp.	194	15,593
LG Household & Health Care Ltd.	45	26,897

		42,490

Information Technology — 0.1%
Samsung Electronics Co. Ltd.	334	10,056

Materials — 0.3%
LG Chem Ltd.	163	28,428

TOTAL PREFERRED STOCKS (Cost $174,619)		151,648

EXCHANGE-TRADED FUND — 0.8%
iShares MSCI South Korea ETF (Cost $80,245)	1,375	83,353

CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series Fund “Institutional Shares”, 2.15% (b) (Cost $138,462)	138,462	138,462

TOTAL INVESTMENTS — 100.6% (Cost $9,205,805)		$10,539,089
Other assets and liabilities, net — (0.6%)		(62,671)

NET ASSETS — 100.0%		$10,476,418

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series Fund “Institutional Shares”, 2.15% (b)
—	1,548,402	(1,409,940)	—	—	529	—	138,462	138,462

At November 30, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
KOSPI 200 MINI Futures	KRW	7	$84,541	$84,803	12/13/2018	$47

See Notes to Financial Statements.	95

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI South Korea Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

As of November 30, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	12/5/2018	KRW	4,387,469,537	USD	3,854,067	$—	$(60,723)
RBC Capital Markets	12/5/2018	KRW	8,348,451,500	USD	7,331,886	—	(117,154)
The Bank of New York Mellon	12/5/2018	KRW	408,384,000	USD	358,798	—	(5,589)
Goldman Sachs & Co.	12/5/2018	USD	65,352	KRW	73,000,000	—	(216)
Goldman Sachs & Co.	12/5/2018	USD	3,846,024	KRW	4,314,469,537	3,631	—
RBC Capital Markets	12/5/2018	USD	6,164,791	KRW	6,909,497,500	319	—
RBC Capital Markets	12/5/2018	USD	1,262,130	KRW	1,438,954,000	21,800	—
The Bank of New York Mellon	12/5/2018	USD	363,979	KRW	408,384,000	408	—
Goldman Sachs & Co.	1/4/2019	KRW	4,314,469,537	USD	3,849,799	—	(4,300)
RBC Capital Markets	1/4/2019	KRW	6,909,497,500	USD	6,170,847	—	(1,379)
RBC Capital Markets	1/4/2019	KRW	192,447,000	USD	171,858	—	(54)
The Bank of New York Mellon	1/4/2019	KRW	408,384,000	USD	364,352	—	(456)

Total unrealized appreciation (depreciation)						$26,158	$(189,871)

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock (c)	$10,083,564	$—	$82,062	$10,165,626
Preferred Stock (c)	151,648	—	—	151,648
Exchange-Traded Fund	83,353	—	—	83,353
Short-Term Investments	138,462	—	—	138,462
Derivatives (d)
Forward Foreign Currency Contracts	—	26,158	—	26,158
Futures Contracts	47	—	—	47

TOTAL	$10,457,074	$26,158	$82,062	$10,565,294

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Contracts	$—	$(189,871)	$—	$(189,871)

TOTAL	$—	$(189,871)	$—	$(189,871)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2018, the amount of transfers between Level 1 and Level 3 was $94,429. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange.

See Notes to Financial Statements.	96

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI United Kingdom Hedged Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.1%
Communication Services — 5.8%
Auto Trader Group PLC, 144A	810	$4,525
BT Group PLC	7,640	25,506
Informa PLC	1,118	9,847
ITV PLC	2,977	5,508
Pearson PLC	709	8,704
Vodafone Group PLC	24,056	51,785
WPP PLC	1,113	12,279

		118,154

Consumer Discretionary — 5.8%
Barratt Developments PLC	932	5,489
Berkeley Group Holdings PLC	106	4,357
Burberry Group PLC	378	8,557
Carnival PLC	150	8,703
Compass Group PLC	1,398	29,901
GVC Holdings PLC	507	4,774
InterContinental Hotels Group PLC	165	8,831
Kingfisher PLC	1,952	6,218
Marks & Spencer Group PLC	1,519	5,665
Merlin Entertainments PLC, 144A	531	2,274
Next PLC	121	7,557
Persimmon PLC	278	6,731
Taylor Wimpey PLC	2,703	4,615
TUI AG	369	5,252
Whitbread PLC	165	9,667

		118,591

Consumer Staples — 16.1%
Associated British Foods PLC	329	10,162
British American Tobacco PLC	2,061	72,221
Coca-Cola HBC AG*	166	4,937
Diageo PLC	2,210	79,512
Imperial Brands PLC	863	26,502
J Sainsbury PLC	1,436	5,581
Reckitt Benckiser Group PLC	605	50,202
Tesco PLC	8,607	21,666
Unilever PLC	1,008	54,505
Wm Morrison Supermarkets PLC	1,872	5,668

		330,956

Energy — 17.0%
BP PLC	17,880	118,474
John Wood Group PLC	568	4,596
Royal Dutch Shell PLC, Class A	4,105	123,969
Royal Dutch Shell PLC, Class B	3,344	102,074

		349,113

Financials — 19.6%
3i Group PLC	873	9,273
Admiral Group PLC	163	4,329
Aviva PLC	3,488	18,089
Barclays PLC	15,459	32,085
Direct Line Insurance Group PLC	1,141	4,769
Hargreaves Lansdown PLC	266	6,445
HSBC Holdings PLC	17,817	150,817
Investec PLC	526	3,193
Legal & General Group PLC	5,208	16,252

	Number of Shares	Value
Financials (Continued)
Lloyds Banking Group PLC	62,998	$44,440
London Stock Exchange Group PLC	267	13,721
Prudential PLC	2,335	45,835
Royal Bank of Scotland Group PLC	4,234	11,772
RSA Insurance Group PLC	963	6,658
Schroders PLC	103	3,317
St James’s Place PLC	488	6,253
Standard Chartered PLC	2,509	19,483
Standard Life Aberdeen PLC	2,043	6,909

		403,640

Health Care — 12.1%
AstraZeneca PLC	1,131	88,156
ConvaTec Group PLC, 144A	1,162	2,250
GlaxoSmithKline PLC	4,434	91,620
NMC Health PLC	84	3,530
Shire PLC	824	47,774
Smith & Nephew PLC	801	14,545

		247,875

Industrials — 8.4%
Ashtead Group PLC	441	9,884
Babcock International Group PLC	226	1,636
BAE Systems PLC	2,920	18,280
Bunzl PLC	311	9,574
DCC PLC	90	6,772
easyJet PLC	131	1,857
Experian PLC	802	19,483
Ferguson PLC	200	12,793
G4S PLC	1,338	3,307
Intertek Group PLC	147	8,798
Meggitt PLC	633	4,180
Melrose Industries PLC	4,397	9,895
RELX PLC	1,784	37,111
Rolls-Royce Holdings PLC*	1,469	15,903
Rolls-Royce Holdings PLC*(a)	64,032	82
Royal Mail PLC	719	2,930
Smiths Group PLC	367	6,498
Weir Group PLC	193	3,625

		172,608

Information Technology — 0.7%
Micro Focus International PLC	359	7,040
Sage Group PLC	985	7,297

		14,337

Materials — 8.4%
Anglo American PLC	959	19,139
Antofagasta PLC	337	3,437
BHP Group PLC	1,906	36,469
Croda International PLC	112	6,959
Fresnillo PLC	196	1,882
Glencore PLC*	10,077	37,257
Johnson Matthey PLC	180	6,706
Mondi PLC	335	7,297
Randgold Resources Ltd.	87	6,949
Rio Tinto PLC	1,038	47,074

		173,169

See Notes to Financial Statements.	97

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI United Kingdom Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Real Estate — 1.1%
British Land Co. PLC REIT	855	$6,151
Hammerson PLC REIT	760	3,738
Land Securities Group PLC REIT	691	7,160
Segro PLC REIT	839	6,449

		23,498

Utilities — 3.1%
Centrica PLC	5,120	8,987
National Grid PLC	3,070	32,582
Severn Trent PLC	211	4,920
SSE PLC	875	12,215
United Utilities Group PLC	558	5,407

		64,111

TOTAL COMMON STOCKS (Cost $2,226,041)		2,016,052

	Number of Shares	Value
EXCHANGE-TRADED FUND — 1.1%
iShares MSCI United Kingdom ETF (Cost $23,542)	690	$21,686

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series Fund “Institutional Shares”, 2.15% (b) (Cost $203)	203	203

TOTAL INVESTMENTS — 99.2% (Cost $2,249,786)		$2,037,941
Other assets and liabilities, net — 0.8%		16,411

NET ASSETS — 100.0%		$2,054,352

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
23,930	—	(23,930)	(d)	—	—	260	—	—	—

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b)
—	400	(197)		—	—	—	—	203	203

23,930	400	(24,127)		—	—	260	—	203	203

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/5/2018	GBP	1,166,250	USD	1,492,244	$5,659	$—
The Bank of Nova Scotia	12/5/2018	GBP	510,050	USD	652,538	2,392	—
JP Morgan & Chase Co.	12/5/2018	USD	1,488,018	GBP	1,166,250	—	(1,434)
The Bank of Nova Scotia	12/5/2018	USD	574,219	GBP	450,050	—	(553)
The Bank of Nova Scotia	12/5/2018	USD	76,774	GBP	60,000	—	(294)
JP Morgan & Chase Co.	1/4/2019	GBP	1,166,250	USD	1,490,806	1,357	—
The Bank of Nova Scotia	1/4/2019	GBP	450,050	USD	575,303	533	—

Total unrealized appreciation (depreciation)						$9,941	$(2,281)

See Notes to Financial Statements.	98

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI United Kingdom Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock (e)	$2,015,970	$—	$82	$2,016,052
Exchange-Traded Fund	21,686	—	—	21,686
Short-Term Investments	203	—	—	203
Derivatives (f)
Forward Foreign Currency Contracts	—	9,941	—	9,941

TOTAL	$2,037,859	$9,941	$82	$2,047,882

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(2,281)	$—	$(2,281)

TOTAL	$—	$(2,281)	$—	$(2,281)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

See Notes to Financial Statements.	99

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2018 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$93,262,560	$3,595,365	$119,298,068	$899,692,860
Investments in affiliated securities at value	89,163	16,109	—	1,942,958
Investment in DWS ESG Liquidity Fund	3,504,188	—	—	9,999,000
Investment in DWS Government Money Market Series*	1,809,316	312,951	3,415,426	11,668,150
Investment in DWS Government & Agency Securities Portfolio**	1,428,629	27,135	1,383,442	13,072,149
Cash	—	—	75	—
Foreign currency at value	304,645	5,072	111,270	2,471,988
Receivable for return of collateral pledged for forward foreign currency contracts	180,000	—	1,360,000	2,410,000
Unrealized appreciation on forward foreign currency contracts	548,610	6,029	698,064	3,196,893
Deposit with broker for futures contracts	295,148	14,026	158,600	2,220,456
Receivables:
Investment securities sold	2,029,281	66,347	1,039,856	5,869,221
Capital shares	4,879	—	—	—
Variation margin on futures contracts	—	—	67,122	—
Dividends	237,057	6,289	59,615	1,347,962
Interest	6,546	523	6,133	36,373
Securities lending income	1,318	39	1,384	22,087
Foreign tax reclaim	78,567	—	458	6,956,327

Total Assets	$103,779,907	$4,049,885	$127,599,513	$960,906,424

Liabilities
Payable upon return of securities loaned	$1,428,629	$27,135	$1,383,442	$13,072,149
Payable upon return of deposit for forward foreign currency contracts	—	—	360,000	—
Unrealized depreciation on forward foreign currency contracts	621,114	46,381	2,105,406	1,499,822
Payables:
Investment securities purchased	2,314,362	32,658	1,383,457	5,783,206
Investment advisory fees	32,732	1,884	64,216	345,117
Variation margin on futures contracts	21,186	180	—	218,631

Total Liabilities	4,418,023	108,238	5,296,521	20,918,925

Net Assets, at value	$99,361,884	$3,941,647	$122,302,992	$939,987,499

Net Assets Consist of
Paid-in capital	$97,598,988	$4,864,872	$127,547,135	$1,129,230,054
Distributable earnings (loss)	1,762,896	(923,225)	(5,244,143)	(189,242,555)

Net Assets, at value	$99,361,884	$3,941,647	$122,302,992	$939,987,499

Number of Common Shares outstanding	3,800,001	150,001	5,550,800	34,850,001

Net Asset Value	$26.15	$26.28	$22.03	$26.97

Investments in non-affiliated securities at cost	$94,860,442	$3,644,016	$106,224,501	$994,875,267

Investments in affiliated securities at cost	$175,886	$16,296	$—	$6,398,160

Value of securities loaned	$1,464,569	$52,728	$2,103,073	$12,393,049

Investment in DWS ESG Liquidity Fund*	$3,504,188	$—	$—	$9,999,000

Investment in DWS Government Money Market Series*	$1,809,316	$312,951	$3,415,426	$11,668,150

Investment in DWS Government & Agency Securities Portfolio at cost**	$1,428,629	$27,135	$1,383,442	$13,072,149

Non-cash collateral for securities on loan	$256,533	$27,515	$821,723	$—

Foreign currency at cost	$303,389	$5,041	$111,283	$2,482,593

* Includes collateral held for forward foreign currency contracts	$—	$—	$360,000	$—

**	Represents collateral on securities loaned.

See Notes to Financial Statements.	100

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2018 (Unaudited)

	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF	Xtrackers MSCI South Korea Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$36,835,970	$26,019,281	$949,652,733	$10,400,627
Investments in affiliated securities at value	142,719	404,871	—	—
Investment in DWS ESG Liquidity Fund*	—	—	9,999,000	—
Investment in DWS Government Money Market Series*	1,017,771	587,112	16,334,174	138,462
Investment in DWS Government & Agency Securities Portfolio**	1,558,684	—	1,172,942	—
Cash	—	—	12,224	—
Foreign currency at value	251,871	214,256	3,744,447	—
Unrealized appreciation on forward foreign currency contracts	124,460	87,413	8,454,287	26,158
Deposit with broker for futures contracts	85,838	64,316	899,557	11,851
Receivables:
Investment securities sold	199,351	181,764	3,241,418	199,094
Variation margin on futures contracts	—	—	149,662	—
Dividends	6,612	—	5,495,359	—
Interest	1,839	1,008	31,893	169
Securities lending income	1,304	—	4,081	—
Foreign tax reclaim	87,871	—	—	—

Total Assets	$40,314,290	$27,560,021	$999,191,777	$10,776,361

Liabilities
Due to custodian	$—	$—	$—	$75
Payable upon return of securities loaned	1,558,684	—	1,172,942	—
Payable upon return of deposit for forward foreign currency contracts	240,000	—	6,250,000	—
Unrealized depreciation on forward foreign currency contracts	25,073	20,082	1,568,493	189,871
Payables:
Investment securities purchased	232,895	182,744	8,153,389	103,716
Investment advisory fees	14,081	10,174	354,530	4,954
Variation margin on futures contracts	8,193	9,303	—	1,327

Total Liabilities	2,078,926	222,303	17,499,354	299,943

Net Assets, at value	$38,235,364	$27,337,718	$981,692,423	$10,476,418

Net Assets Consist of
Paid-in capital	$41,696,222	$38,541,985	$1,114,100,675	$17,302,187
Distributable earnings (loss)	(3,460,858)	(11,204,267)	(132,408,252)	(6,825,769)

Net Assets, at value	$38,235,364	$27,337,718	$981,692,423	$10,476,418

Number of Common Shares outstanding	1,350,001	1,100,800	23,900,800	400,001

Net Asset Value	$28.32	$24.83	$41.07	$26.19

Investments in non-affiliated securities at cost	$37,114,044	$28,910,377	$960,619,625	$9,067,343

Investments in affiliated securities at cost	$364,203	$1,407,124	$—	$—

Value of securities loaned	$1,459,506	$—	$13,376,845	$—

Investment in DWS ESG Liquidity Fund at cost*	$—	$—	$9,999,000	$—

Investment in DWS Government Money Market Series at cost*	$1,017,771	$587,112	$16,334,174	$138,462

Investment in DWS Government & Agency Securities Portfolio at cost**	$1,558,684	$—	$1,172,942	$—

Non-cash collateral for securities on loan	$—	$—	$13,191,575	$—

Foreign currency at cost	$252,890	$214,499	$3,738,649	$—

* Includes collateral held for forward foreign currency contracts	$240,000	$—	$6,250,000	$—

**	Represents collateral on securities loaned.

See Notes to Financial Statements.	101

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2018 (Unaudited)

Xtrackers MSCI United Kingdom Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$2,037,738
Investment in DWS Government Money Market Series	203
Foreign currency at value	1,020
Unrealized appreciation on forward foreign currency contracts	9,941
Receivables:
Investment securities sold	35,914
Dividends	9,962
Securities lending income	88
Foreign tax reclaim	4

Total Assets	$2,094,870

Liabilities
Due to custodian	$14
Unrealized depreciation on forward foreign currency contracts	2,281
Payables:
Investment securities purchased	37,457
Investment advisory fees	766

Total Liabilities	40,518

Net Assets, at value	$2,054,352

Net Assets Consist of
Paid-in capital	$3,092,825
Distributable earnings (loss)	(1,038,473)

Net Assets, at value	$2,054,352

Number of Common Shares outstanding	100,001

Net Asset Value	$20.54

Investments in non-affiliated securities at cost	$2,249,583

Investment in DWS Government Money Market Series	$203

Foreign currency at cost	$1,023

See Notes to Financial Statements.	102

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2018 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$1,498,832	$77,350	$2,641,576	$12,860,310
Income distributions from affiliated funds	18,644	864	9,588	83,058
Affiliated securities lending income	8,829	112	8,071	169,121
Unaffiliated securities lending income, net of borrower rebates	—	75	—	—

Total Investment Income	1,526,305	78,401	2,659,235	13,112,489

Expenses
Investment advisory fees	236,295	12,481	476,990	2,919,482
Other expenses	6,631	57	11,771	145,989

Total Expenses	242,926	12,538	488,761	3,065,471

Less fees waived (See Note 3):
Waiver	(920)	(42)	(457)	(3,917)

Net Expenses	242,006	12,496	488,304	3,061,554

Net Investment income (loss)	1,284,299	65,905	2,170,931	10,050,935

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(927,899)	(35,155)	760,625	(1,416,316)
Investments in affiliates	(35,353)	(1,010)	—	—
In-kind redemptions	4,525,303	—	3,990,797	30,905,681
In-kind redemptions in affiliates	(4,396)	—	—	(1,730,819)
Futures contracts	(425,578)	(7,342)	(904,115)	227,547
Foreign currency transactions	36,518	2,162	287,517	(1,372,358)
Forward foreign currency contracts	6,487,321	123,391	8,124,513	92,676,998

Net realized gain (loss)	9,655,916	82,046	12,259,337	119,290,733
Net change in unrealized appreciation (depreciation) on:
Investments	(15,221,926)	(520,165)	(23,204,283)	(121,817,376)
Investments in affiliates	21,236	(187)	—	1,513,937
Futures contracts	(48,843)	5,163	431,870	(1,142,463)
Foreign currency translations	9,822	170	4,823	20,317
Forward foreign currency contracts	(2,102,214)	(44,498)	(4,196,629)	(43,221,200)

Net change in unrealized appreciation (depreciation)	(17,341,925)	(559,517)	(26,964,219)	(164,646,785)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(7,686,009)	(477,471)	(14,704,882)	(45,356,052)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,401,710)	$(411,566)	$(12,533,951)	$(35,305,117)

* Unaffiliated foreign tax withheld	$142,922	$6,734	$327,702	$895,210

See Notes to Financial Statements.	103

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2018 (Unaudited)

	Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF	Xtrackers MSCI South Korea Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$258,993	$46,965	$9,683,852	$104,724
Income distributions from affiliated funds	3,146	1,183	60,329	529
Affiliated securities lending income	8,994	15	40,669	—
Unaffiliated securities lending income, net of borrower rebates	—	—	43,159	—

Total investment income	271,133	48,163	9,828,009	105,253

Expenses
Investment advisory fees	91,553	70,382	2,370,172	33,574
Other expenses	4,143	2,891	90,768	57

Total expenses	95,696	73,273	2,460,940	33,631

Less fees waived (see note 3):
Waiver	(155)	(59)	(2,683)	(19)

Net expenses	95,541	73,214	2,458,257	33,612

Net investment income (loss)	175,592	(25,051)	7,369,752	71,641

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	19,494	(151,945)	(3,418,536)	(401,739)
Investments in affiliates	—	(25,122)	—	—
In-kind redemptions	—	529,054	26,057,337	—
In-kind redemptions in affiliates	—	(76,381)	—	—
Futures contracts	27,781	(31,580)	65,683	(18,774)
Foreign currency transactions	(54,706)	(25,875)	(708,104)	(20,012)
Forward foreign currency contracts	3,150,863	2,558,080	45,869,714	730,958

Net realized gain (loss)	3,143,432	2,776,231	67,866,094	290,433
Net change in unrealized appreciation (depreciation) on:
Investments	(4,722,288)	(4,355,660)	(101,309,666)	(1,609,323)
Investments in affiliates	(23,937)	39,046	—	—
Futures contracts	(52,505)	(63,450)	(1,463,803)	3,807
Foreign currency translations	571	1,519	(160,243)	(7,065)
Forward foreign currency contracts	(1,321,707)	(1,139,083)	11,438,951	(265,434)

Net change in unrealized appreciation (depreciation)	(6,119,866)	(5,517,628)	(91,494,761)	(1,878,015)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(2,976,434)	(2,741,397)	(23,628,667)	(1,587,582)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,800,842)	$(2,766,448)	$(16,258,915)	$(1,515,941)

* Unaffiliated foreign tax withheld	$34,582	$3,363	$1,088,530	$11,284

See Notes to Financial Statements.	104

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2018 (Unaudited)

Xtrackers MSCI United Kingdom Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$47,830
Affiliated securities lending income	260

Total Investment Income	48,090

Expenses
Investment advisory fees	4,857
Other expenses	57

Total Expenses	4,914

Net Investment income (loss)	43,176

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(11,965)
Futures contracts	(1,900)
Foreign currency transactions	(604)
Forward foreign currency contracts	179,295

Net realized gain (loss)	164,826
Net change in unrealized appreciation (depreciation) on:
Investments	(276,081)
Futures contracts	(165)
Foreign currency translations	179
Forward foreign currency contracts	(71,110)

Net change in unrealized appreciation (depreciation)	(347,177)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(182,351)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(139,175)

* Unaffiliated foreign tax withheld	$686

See Notes to Financial Statements.	105

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US Hedged Equity ETF		Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF
	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,284,299	$3,022,599	$65,905	$88,547
Net realized gain (loss)	9,655,916	(2,702,911)	82,046	283,469
Net change in net unrealized appreciation (depreciation)	(17,341,925)	9,151,049	(559,517)	169,023

Net increase (decrease) in net assets resulting from operations	(6,401,710)	9,470,737	(411,566)	541,039

Distributions to Shareholders	(1,230,408)	(2,997,077)*	(22,092)	(110,378	)*

Fund Shares Transactions
Proceeds from shares sold	13,768,327	24,446,147	—	1,474,842
Value of shares redeemed	(34,228,835)	(8,258,171)	—	(1,462,688)

Net increase (decrease) in net assets resulting from fund share transactions	(20,460,508)	16,187,976	—	12,154

Total net increase (decrease) in Net Assets	(28,092,626)	22,661,636	(433,658)	442,815

Net Assets
Beginning of period	127,454,510	104,792,874	4,375,305	3,932,490

End of period	$99,361,884	$127,454,510 **	$3,941,647	$4,375,305	**

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,600,001	4,000,001	150,001	150,001
Shares sold	500,000	900,000	—	50,000
Shares redeemed	(1,300,000)	(300,000)	—	(50,000)

Shares outstanding, end of period	3,800,001	4,600,001	150,001	150,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $1,530,237 and $15,764, respectively.

See Notes to Financial Statements.	106

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets Hedged Equity ETF		Xtrackers MSCI Europe Hedged Equity ETF
	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,170,931	$3,785,059	$10,050,935	$52,537,140
Net realized gain (loss)	12,259,337	3,873,103	119,290,733	(18,246,414)
Net change in net unrealized appreciation (depreciation)	(26,964,219)	17,988,314	(164,646,785)	46,053,497

Net increase (decrease) in net assets resulting from operations	(12,533,951)	25,646,476	(35,305,117)	80,344,223

Distributions to Shareholders	—	(3,312,983)*	(28,857,838)	(57,735,062)*

Fund Shares Transactions
Proceeds from shares sold	—	29,674,592	—	40,753,740
Value of shares redeemed	(60,034,558)	(45,001,682)	(539,021,417)	(1,267,014,363)

Net increase (decrease) in net assets resulting from fund share transactions	(60,034,558)	(15,327,090)	(539,021,417)	(1,226,260,623)

Total net increase (decrease) in Net Assets	(72,568,509)	7,006,403	(603,184,372)	(1,203,651,462)

Net Assets
Beginning of period	194,871,501	187,865,098	1,543,171,871	2,746,823,333

End of period	$122,302,992	$194,871,501 **	$939,987,499	$1,543,171,871 **

Changes in Shares Outstanding
Shares outstanding, beginning of period	8,150,800	8,750,800	53,750,001	97,100,001
Shares sold	—	1,250,000	—	1,400,000
Shares redeemed	(2,600,000)	(1,850,000)	(18,900,000)	(44,750,000)

Shares outstanding, end of period	5,550,800	8,150,800	34,850,001	53,750,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $589,440 and $32,077,154, respectively.

See Notes to Financial Statements.	107

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Eurozone Hedged Equity ETF		Xtrackers MSCI Germany Hedged Equity ETF
	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$175,592	$1,116,419	$(25,051)	$956,727
Net realized gain (loss)	3,143,432	476,514	2,776,231	(2,605,877)
Net change in net unrealized appreciation (depreciation)	(6,119,866)	749,024	(5,517,628)	2,280,565

Net increase (decrease) in net assets resulting from operations	(2,800,842)	2,341,957	(2,766,448)	631,415

Distributions to Shareholders	(675,352)	(1,340,413)*	(823,913)	(894,915)*

Fund Shares Transactions
Proceeds from shares sold	—	—	—	5,744,626
Value of shares redeemed	—	(24,406,845)	(5,396,816)	(34,675,155)

Net increase (decrease) in net assets resulting from fund share transactions	—	(24,406,845)	(5,396,816)	(28,930,529)

Total net increase (decrease) in Net Assets	(3,476,194)	(23,405,301)	(8,987,177)	(29,194,029)

Net Assets
Beginning of period	41,711,558	65,116,859	36,324,895	65,518,924

End of period	$38,235,364	$41,711,558 **	$27,337,718	$36,324,895 **

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,350,001	2,150,001	1,300,800	2,350,800
Shares sold	—	—	—	200,000
Shares redeemed	—	(800,000)	(200,000)	(1,250,000)

Shares outstanding, end of period	1,350,001	1,350,001	1,100,800	1,300,800

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $790,825 and $859,925, respectively.

See Notes to Financial Statements.	108

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Japan Hedged Equity ETF		Xtrackers MSCI South Korea Hedged Equity ETF
	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$7,369,752	$20,316,568	$71,641	$229,422
Net realized gain (loss)	67,866,094	199,197,260	290,433	8,886,955
Net change in net unrealized appreciation (depreciation)	(91,494,761)	(633,933)	(1,878,015)	(6,847,570)

Net increase (decrease) in net assets resulting from operations	(16,258,915)	218,879,895	(1,515,941)	2,268,807

Distributions to Shareholders	(27,089,212)	(42,063,292)*	(281,198)	—

Fund Shares Transactions
Proceeds from shares sold	89,813,595	378,553,626	2,879,947	3,016,486
Value of shares redeemed	(218,026,992)	(1,182,044,051)	(1,391,127)	(23,488,528)

Net increase (decrease) in net assets resulting from fund share transactions	(128,213,397)	(803,490,425)	1,488,820	(20,472,042)

Total net increase (decrease) in Net Assets	(171,561,524)	(626,673,822)	(308,319)	(18,203,235)

Net Assets
Beginning of period	1,153,253,947	1,779,927,769	10,784,737	28,987,972

End of period	$981,692,423	$1,153,253,947 **	$10,476,418	$10,784,737 **

Changes in Shares Outstanding
Shares outstanding, beginning of period	26,850,800	46,050,800	350,001	1,000,001
Shares sold	2,200,000	8,900,000	100,000	100,000
Shares redeemed	(5,150,000)	(28,100,000)	(50,000)	(750,000)

Shares outstanding, end of period	23,900,800	26,850,800	400,001	350,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $34,889,467 and $261,520, respectively.

See Notes to Financial Statements.	109

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI United Kingdom Hedged Equity ETF
	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$43,176	$103,817
Net realized gain (loss)	164,826	247,449
Net change in net unrealized appreciation (depreciation)	(347,177)	(247,625)

Net increase (decrease) in net assets resulting from operations	(139,175)	103,641

Distributions to Shareholders	(42,242)	(111,783)*

Fund Shares Transactions
Proceeds from shares sold	—	—
Value of shares redeemed	—	(3,235,699)

Net increase (decrease) in net assets resulting from fund share transactions	—	(3,235,699)

Total net increase (decrease) in Net Assets	(181,417)	(3,243,841)

Net Assets
Beginning of period	2,235,769	5,479,610

End of period	$2,054,352	$2,235,769 **

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	250,001
Shares sold	—	—
Shares redeemed	—	(150,000)

Shares outstanding, end of period	100,001	100,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $38,948.

See Notes to Financial Statements.	110

DBX ETF Trust

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$27.71		$26.20	$22.62	$26.87	$25.61	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.30		0.67	0.64	0.64	0.96	0.45
Net realized and unrealized gain (loss)	(1.59)		1.51	3.42	(3.57)	2.16	0.16

Total from investment operations	(1.29)		2.18	4.06	(2.93)	3.12	0.61

Less distributions from:
Net investment income	(0.27)		(0.67)	(0.48)	(0.86)	(1.82)	—
Net realized gains	—		—	—	(0.46)	(0.04)	—

Total distributions	(0.27)		(0.67)	(0.48)	(1.32)	(1.86)	—

Net Asset Value, end of period	$26.15		$27.71	$26.20	$22.62	$26.87	$25.61

Total Return (%)	(4.71	)(d)**	8.43	18.30	(11.17)	13.01	2.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	99		127	105	68	47	5
Ratio of expenses before fee waiver (%)	0.41	*	0.40	0.40	0.40	0.40	0.40	*
Ratio of expenses after fee waiver (%)	0.41	*	0.40	0.40	0.40	0.40	0.40	*
Ratio of net investment income (loss) (%)	2.17	*	2.46	2.67	2.76	3.70	5.18	*
Portfolio turnover rate (%)(e)	6	**	11	15	24	24	3	**

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$29.17		$26.22	$22.27	$27.90	$26.47	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.44		0.68	0.56	0.63	0.68	0.40
Net realized and unrealized gain (loss)	(3.18)		3.01	3.89	(4.19)	2.04	1.08

Total from investment operations	(2.74)		3.69	4.45	(3.56)	2.72	1.48

Less distributions from:
Net investment income	(0.15)		(0.74)	(0.50)	(1.09)	(1.29)	(0.01)
Net realized gains	—		—	—	(0.98)	—	—

Total distributions	(0.15)		(0.74)	(0.50)	(2.07)	(1.29)	(0.01)

Net Asset Value, end of period	$26.28		$29.17	$26.22	$22.27	$27.90	$26.47

Total Return (%)	(9.45	)(d)**	14.20	20.34	(12.98)	10.78	5.94	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4		4	4	4	11	7
Ratio of expenses before fee waiver (%)	0.60	*	0.60	0.60	0.60	0.60	0.60	*
Ratio of expenses after fee waiver (%)	0.60	*	0.60	0.60	0.60	0.60	0.60	*
Ratio of net investment income (loss) (%)	3.17	*	2.40	2.34	2.64	2.51	2.33	*
Portfolio turnover rate (%)(e)	3	**	24	14	34	19	20	**

(a)	For the period January 23, 2014 (commencement of operations) through May 31, 2014.
(b)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	111

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015		Year Ended 5/31/2014
Net Asset Value, beginning of period	$23.91		$21.47	$18.62	$22.43	$21.74		$21.96

Income (loss) from investment operations:
Net investment income (loss)(b)	0.34		0.41	0.35	0.43	0.36		0.38
Net realized and unrealized gain (loss)	(2.22)		2.39	2.81	(3.60)	0.77		(0.17)

Total from investment operations	(1.88)		2.80	3.16	(3.17)	1.13		0.21

Less distributions from:
Net investment income	—		(0.36)	(0.31)	(0.64)	(0.44)		(0.43)

Total distributions	—		(0.36)	(0.31)	(0.64)	(0.44)		(0.43)

Net Asset Value, end of period	$22.03		$23.91	$21.47	$18.62	$22.43		$21.74

Total Return (%)	(7.86	)(c)**	13.09	17.19	(14.32)	5.35		1.17	(c)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	122		195	188	130	245		29
Ratio of expenses before fee waiver (%)	0.67	*	0.65	0.65	0.65	0.65		0.66
Ratio of expenses after fee waiver (%)	0.67	*	0.65	0.65	0.65	0.65		0.65
Ratio of net investment income (loss) (%)	2.96	*	1.74	1.74	2.20	1.64		1.81
Portfolio turnover rate (%)(e)	7	**	15	43	32	58		16

Xtrackers MSCI Europe Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015		Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$28.71		$28.29	$25.65	$29.47	$27.75		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.22		0.68	0.76	0.79	1.33		1.27
Net realized and unrealized gain (loss)	(1.42)		0.39	4.40	(3.19)	1.54		1.72

Total from investment operations	(1.20)		1.07	5.16	(2.40)	2.87		2.99

Less distributions from:
Net investment income	(0.54)		(0.65)	(0.85)	(1.28)	(1.15)		(0.24)
Net realized gains	—		—	(1.67)	(0.14)	(0.00	)(d)	—

Total distributions	(0.54)		(0.65)	(2.52)	(1.42)	(1.15)		(0.24)

Net Asset Value, end of period	$26.97		$28.71	$28.29	$25.65	$29.47		$27.75

Total Return (%)	(4.28	)(c)**	3.82	21.77	(8.46)	10.88		12.05	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	940		1,543	2,747	3,310	2,668		164
Ratio of expenses before fee waiver (%)	0.47	*	0.45	0.45	0.45	0.45		0.45	*
Ratio of expenses after fee waiver (%)	0.47	*	0.45	0.45	0.45	0.45		0.45	*
Ratio of net investment income (loss) (%)	1.55	*	2.41	2.95	3.08	4.74		7.30	*
Portfolio turnover rate (%)(e)	2	**	11	17	18	13		4	**

(a)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(b)	Based on average shares outstanding during the period.
(c)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Amount represents less than $0.005.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	112

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Eurozone Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$30.90		$30.29	$25.64	$29.30	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.13		0.62	0.73	0.78	0.81
Net realized and unrealized gain (loss)	(2.21)		0.63	4.84	(3.15)	3.49

Total from investment operations	(2.08)		1.25	5.57	(2.37)	4.30

Less distributions from:
Net investment income	(0.50)		(0.64)	(0.92)	(1.29)	—

Total distributions	(0.50)		(0.64)	(0.92)	(1.29)	—

Net Asset Value, end of period	$28.32		$30.90	$30.29	$25.64	$29.30

Total Return (%)	(6.85	)(c)**	4.19	22.56	(8.45)	17.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	38		42	65	83	22
Ratio of expenses before fee waiver (%)	0.47	*	0.45	0.45	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.47	*	0.45	0.45	0.45	0.45	*
Ratio of net investment income (loss) (%)	0.86	*	2.05	2.76	3.11	6.04	*
Portfolio turnover rate (%)(d)	2	**	14	16	22	8	**

Xtrackers MSCI Germany Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015		Year Ended 5/31/2014
Net Asset Value, beginning of period	$27.93		$27.87	$23.40	$27.34	$26.51		$23.22

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.02)		0.57	0.40	0.33	1.38		1.03
Net realized and unrealized gain (loss)	(2.45)		(0.09)	4.78	(2.93)	1.93		3.11

Total from investment operations	(2.47)		0.48	5.18	(2.60)	3.31		4.14

Less distributions from:
Net investment income	(0.63)		(0.42)	(0.71)	(1.34)	(2.48)		(0.85)

Total distributions	(0.63)		(0.42)	(0.71)	(1.34)	(2.48)		(0.85)

Net Asset Value, end of period	$24.83		$27.93	$27.87	$23.40	$27.34		$26.51

Total Return (%)	(9.06	)(c)**	1.73	22.93	(9.99)	13.92		18.70

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	27		36	66	110	234		45
Ratio of expenses before fee waiver (%)	0.47	*	0.45	0.45	0.45	0.45		0.47
Ratio of expenses after fee waiver (%)	0.47	*	0.45	0.45	0.45	0.45		0.47
Ratio of net investment income (loss) (%)	(0.16	)*	2.04	1.63	1.37	5.14		4.15
Portfolio turnover rate (%)(d)	8	**	17	12	16	20		12

(a)	For the period December 10, 2014 (commencement of operations) through May 31, 2015.
(b)	Based on average shares outstanding during the period.
(c)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	113

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Japan Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014
Net Asset Value, beginning of period	$42.95		$38.65	$34.32	$44.54	$35.43	$34.08

Income (loss) from investment operations:
Net investment income (loss)(b)	0.29		0.52	0.53	0.48	0.52	0.55
Net realized and unrealized gain (loss)	(1.17)		4.69	4.22	(8.44)	12.49	1.51

Total from investment operations	(0.88)		5.21	4.75	(7.96)	13.01	2.06

Less distributions from:
Net investment income	(1.00)		(0.91)	(0.42)	(1.39)	(3.90)	(0.71)
Net realized gains	—		—	—	(0.87)	—	—

Total distributions	(1.00)		(0.91)	(0.42)	(2.26)	(3.90)	(0.71)

Net Asset Value, end of period	$41.07		$42.95	$38.65	$34.32	$44.54	$35.43

Total Return (%)	(2.11	)(c)**	13.74	14.08	(18.65)	39.00	6.21

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	982		1,153	1,780	1,026	1,263	441
Ratio of expenses before fee waiver (%)	0.47	*	0.46	0.45	0.45	0.45	0.48
Ratio of expenses after fee waiver (%)	0.47	*	0.46	0.45	0.45	0.45	0.48
Ratio of net investment income (loss) (%)	1.40	*	1.24	1.50	1.29	1.32	1.56
Portfolio turnover rate (%)(d)	4	**	12	22	15	14	13

Xtrackers MSCI South Korea Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$30.81		$28.99	$22.94	$24.32	$25.08	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.17		0.39	0.18	0.16	(0.11)	(0.02)
Net realized and unrealized gain (loss)	(3.99)		1.43	5.99	(1.51)	(0.65)	0.10

Total from investment operations	(3.82)		1.82	6.17	(1.35)	(0.76)	0.08

Less distributions from:
Net investment income	(0.80)		—	(0.12)	(0.03)	—	—

Total distributions	(0.80)		—	(0.12)	(0.03)	—	—

Net Asset Value, end of period	$26.19		$30.81	$28.99	$22.94	$24.32	$25.08

Total Return (%)	(12.67	)(c)**	6.28	27.01	(5.55)	(3.07)	0.32	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10		11	29	118	137	5
Ratio of expenses before fee waiver (%)	0.58	*	0.58	0.58	0.58	0.58	0.58	*
Ratio of expenses after fee waiver (%)	0.58	*	—	—	—	—	—
Ratio of net investment income (loss) (%)	1.24	*	1.28	0.74	0.72	(0.47)	(0.26	)*
Portfolio turnover rate (%)(d)	17	**	32	110	124	287	8	**

(a)	For the period January 23, 2014 (commencement of operations) through May 31, 2014.
(b)	Based on average shares outstanding during the period.
(c)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	114

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI United Kingdom Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$22.36		$21.92	$22.25	$25.93	$26.53	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.43		0.74	0.85	0.89	0.92	1.32
Net realized and unrealized gain (loss)	(1.83)		0.59 (c)	4.06	(2.95)	0.08	0.63

Total from investment operations	(1.40)		1.33	4.91	(2.06)	1.00	1.95

Less distributions from:
Net investment income	(0.42)		(0.89)	(0.62)	(1.51)	(1.58)	(0.42)
Net realized gains	—		—	(4.62)	(0.11)	(0.02)	—

Total distributions	(0.42)		(0.89)	(5.24)	(1.62)	(1.60)	(0.42)

Net Asset Value, end of period	$20.54		$22.36	$21.92	$22.25	$25.93	$26.53

Total Return (%)	(6.36	)**	6.22	24.79	(8.25)	4.27	7.90	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		2	5	6	5	5
Ratio of expenses (%)	0.46	*	0.45	0.45	0.45	0.45	0.45	*
Ratio of net investment income (loss) (%)	4.00	*	3.43	3.81	4.04	3.57	7.70	*
Portfolio turnover rate (%)(d)	8	**	18	35	24	19	11	**

(a)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(b)	Based on average shares outstanding during the period.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	115

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2018, the Trust consists of thirty-six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI All World ex US Hedged Equity ETF
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Xtrackers MSCI Europe Hedged Equity ETF
Xtrackers MSCI Eurozone Hedged Equity ETF
Xtrackers MSCI Germany Hedged Equity ETF
Xtrackers MSCI Japan Hedged Equity ETF
Xtrackers MSCI South Korea Hedged Equity ETF
Xtrackers MSCI United Kingdom Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	MSCI Asia Pacific ex Japan US Dollar Hedged Index
Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU US Dollar Hedged Index
Xtrackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index
Xtrackers MSCI South Korea Hedged Equity ETF	MSCI Korea 25/50 US Dollar Hedged Index
Xtrackers MSCI United Kingdom Hedged Equity ETF	MSCI United Kingdom US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI Asia Pacific ex Japan US Dollar Hedged Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EM US Dollar Hedged Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

116

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The MSCI Europe US Dollar Hedged Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index.

The MSCI EMU US Dollar Hedged Index is designed to provide exposure to equity securities from countries in the European Monetary Union, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Germany US Dollar Hedged Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

The MSCI Korea 25/50 US Dollar Hedged Index is designed to provide exposure to the South Korean equity markets while at the same time mitigating exposure to fluctuations of the South Korean won relative to the U.S. dollar.

The MSCI United Kingdom US Dollar Hedged Index is designed to provide exposure to the United Kingdom equity markets while at the same time hedging exposure to fluctuations of the British pound sterling relative to the U.S. dollar.

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF and Xtrackers MSCI United Kingdom Hedged Equity ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

117

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities

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are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2018, the Funds did not incur any interest or penalties.

At May 31, 2018, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers MSCI All World ex US Hedged Equity ETF	$1,309,902	$1,821,873	$3,131,775
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	540,185	415,572	955,757
Xtrackers MSCI Emerging Markets Hedged Equity ETF	11,906,378	11,570,960	23,477,338
Xtrackers MSCI Europe Hedged Equity ETF	24,551,343	98,855,975	123,407,318
Xtrackers MSCI Eurozone Hedged Equity ETF	1,267,298	3,203,154	4,470,452
Xtrackers MSCI Germany Hedged Equity ETF	2,385,497	5,721,789	8,107,286
Xtrackers MSCI Japan Hedged Equity ETF	59,890,950	74,826,319	134,717,269
Xtrackers MSCI South Korea Hedged Equity ETF	4,193,277	3,061,271	7,254,548
Xtrackers MSCI United Kingdom Hedged Equity ETF	169,762	642,487	812,249

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2018, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Post-October Losses on Capital
Xtrackers MSCI All World ex US Hedged Equity ETF	$960,593
Xtrackers MSCI Emerging Markets Hedged Equity ETF	773,826
Xtrackers MSCI Europe Hedged Equity ETF	28,110,211

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Post-October Losses on Capital
Xtrackers MSCI Germany Hedged Equity ETF	$347,076
Xtrackers MSCI Japan Hedged Equity ETF	61,312,862
Xtrackers MSCI United Kingdom Hedged Equity ETF	7,740

As of May 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI All World ex US Hedged Equity ETF	$111,517,818	$11,968,633	$18,693,627	$(6,274,994)
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	3,571,624	450,477	669,838	(219,361)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	158,674,923	30,958,771	43,434,634	(12,475,863)
Xtrackers MSCI Europe Hedged Equity ETF	1,552,538,261	(5,519,643)	155,988,999	(161,508,642)
Xtrackers MSCI Eurozone Hedged Equity ETF	39,654,136	3,692,191	6,282,746	(2,590,555)
Xtrackers MSCI Germany Hedged Equity ETF	35,218,250	(27,986)	4,066,979	(4,094,965)
Xtrackers MSCI Japan Hedged Equity ETF	1,050,474,509	71,983,065	125,973,814	(53,990,749)
Xtrackers MSCI South Korea Hedged Equity ETF	8,530,181	1,955,330	2,294,092	(338,762)
Xtrackers MSCI United Kingdom Hedged Equity ETF	2,278,048	(75,716)	262,841	(338,557)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of November 30, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the

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borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2018, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of November 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2018, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Eurozone Hedged Equity ETF had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining cash contractual maturity of the collateral agreements were overnight and continuous.

As of November 30, 2018, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF had securities on loan, which were classified as common stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Xtrackers MSCI All World ex US Hedged Equity ETF
Common Stocks	$1,428,629	$49	$45,934	$210,550	$1,685,162

Gross amount of recognized liabilities for securities lending transactions					$1,685,162
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Common Stocks	$27,135	$—	$6,674	$20,841	$54,650

Gross amount of recognized liabilities for securities lending transactions					$54,650
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Common Stocks	$1,383,442	$361	$181,030	$640,332	$2,205,165

Gross amount of recognized liabilities for securities lending transactions					$2,205,165
Xtrackers MSCI Japan Hedged Equity ETF
Common Stocks	$1,172,942	$—	$860,350	$12,331,225	$14,364,517

Gross amount of recognized liabilities for securities lending transactions					$14,364,517

As of November 30, 2018, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF and Xtrackers MSCI United Kingdom Hedged Equity ETF had no securities on loan.

Derivatives

Forward Foreign Currency Contracts    Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

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A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2018, The Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF and Xtrackers MSCI All World ex US Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF and Xtrackers MSCI United Kingdom ETF each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the euro, the Japanese yen, the South Korean won and the British Pound sterling, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2018 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the period ended November 30, 2018.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2018, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF, Xtrackers MSCI Japan Hedged Equity ETF, Xtrackers MSCI South Korea Hedged Equity ETF and Xtrackers MSCI United Kingdom Hedged Equity ETF utilized futures in order to simulate investments in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2018 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$53,622	Unrealized depreciation on futures contracts*	$211,630
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	548,610	Unrealized depreciation on forward foreign currency contracts	621,114

	Total	$602,232	Total	$832,744

Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$7,321	Unrealized depreciation on futures contracts*	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	6,029	Unrealized depreciation on forward foreign currency contracts	46,381

	Total	$13,350	Total	$46,381

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$20,520	Unrealized depreciation on futures contracts*	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	698,064	Unrealized depreciation on forward foreign currency contracts	2,105,406

	Total	$718,584	Total	$2,105,406

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$82,770	Unrealized depreciation on futures contracts*	$1,100,778
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,196,893	Unrealized depreciation on forward foreign currency contracts	1,499,822

	Total	$3,279,663	Total	$2,600,600

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$58,039
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	124,460	Unrealized depreciation on forward foreign currency contracts	25,073

	Total	$124,460	Total	$83,112

Xtrackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$59,553
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	87,413	Unrealized depreciation on forward foreign currency contracts	20,082

	Total	$87,413	Total	$79,635

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	Asset Derivatives		Liability Derivatives
Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$28,483	Unrealized depreciation on futures contracts*	$966,396
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	8,454,287	Unrealized depreciation on forward foreign currency contracts	1,568,493

	Total	$8,482,770		$2,534,889

Xtrackers MSCI South Korea Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$47	Unrealized depreciation on futures contracts*	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	26,158	Unrealized depreciation on forward foreign currency contracts	189,871

	Total	$26,205	Total	$189,871

Xtrackers MSCI United Kingdom Hedged Equity ETF
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$9,941	Unrealized depreciation on forward foreign currency contracts	$2,281

	Total	$9,941	Total	$2,281

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$(425,578)	$6,487,321	$6,061,743
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	(7,342)	123,391	116,049
Xtrackers MSCI Emerging Markets Hedged Equity ETF	(904,115)	8,124,513	7,220,398
Xtrackers MSCI Europe Hedged Equity ETF	227,547	92,676,998	92,904,545
Xtrackers MSCI Eurozone Hedged Equity ETF	27,781	3,150,863	3,178,644
Xtrackers MSCI Germany Hedged Equity ETF	(31,580)	2,558,080	2,526,500
Xtrackers MSCI Japan Hedged Equity ETF	65,683	45,869,714	45,935,397
Xtrackers MSCI South Korea Hedged Equity ETF	(18,774)	730,958	712,184
Xtrackers MSCI United Kingdom Hedged Equity ETF	(1,900)	179,295	177,395

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$(48,843)	$(2,102,214)	$(2,151,057)
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	5,163	(44,498)	(39,335)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	431,870	(4,196,629)	(3,764,759)

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Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI Europe Hedged Equity ETF	$(1,142,463)	$(43,221,200)	$(44,363,663)
Xtrackers MSCI Eurozone Hedged Equity ETF	(52,505)	(1,321,707)	(1,374,212)
Xtrackers MSCI Germany Hedged Equity ETF	(63,450)	(1,139,083)	(1,202,533)
Xtrackers MSCI Japan Hedged Equity ETF	(1,463,803)	11,438,951	9,975,148
Xtrackers MSCI South Korea Hedged Equity ETF	3,807	(265,434)	(261,627)
Xtrackers MSCI United Kingdom Hedged Equity ETF	(165)	(71,110)	(71,275)

For the period ended November 30, 2018 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers MSCI All World ex US Hedged Equity ETF	$7,039,965	$(113,086,263)
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	346,920	(3,551,030)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	4,794,159	(138,226,467)
Xtrackers MSCI Europe Hedged Equity ETF	39,389,960	(1,247,966,063)
Xtrackers MSCI Eurozone Hedged Equity ETF	921,170	(39,968,372)
Xtrackers MSCI Germany Hedged Equity ETF	996,840	(31,292,211)
Xtrackers MSCI Japan Hedged Equity ETF	31,776,884	(1,037,690,650)
Xtrackers MSCI South Korea Hedged Equity ETF	141,158	(11,732,435)
Xtrackers MSCI United Kingdom Hedged Equity ETF	30,975	(2,150,425)

As of November 30, 2018, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivatives Liabilities
Xtrackers MSCI All World ex US Hedged Equity ETF
Goldman Sachs & Co.	$279,798	$(279,798)	$—	$—	$311,777	$(279,798)	$(31,979)	$—
JP Morgan & Chase Co.	135,068	(135,068)	—	—	248,339	(135,068)	(113,271)	—
RBC Capital Markets	48,761	(44,108)	—	4,653	44,108	(44,108)	—	—
The Bank of New York Mellon	84,484	(7,633)	—	76,851	7,633	(7,633)	—	—
The Bank of Nova Scotia	499	(499)	—	—	9,257	(499)	—	8,758

	$548,610	$(467,106)	$—	$81,504	$621,114	$(467,106)	$(145,250)	$8,758

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Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivatives Liabilities
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Goldman Sachs & Co.	$2,052	$(2,052)	$—	$—	$8,285	$(2,052)	$—	$6,233
JP Morgan & Chase Co.	62	(25)	—	37	25	(25)	—	—
RBC Capital Markets	245	(245)	—	—	5,331	(245)	—	5,086
The Bank of New York Mellon	3,665	(3,665)	—	—	32,695	(3,665)	—	29,030
The Bank of Nova Scotia	5	(5)	—	—	45	(5)	—	40

	$6,029	$(5,992)	$—	$37	$46,381	$(5,992)	$—	$40,389

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Goldman Sachs & Co.	$229,209	$(229,209)	$—	$—	$668,081	$(229,209)	$(320,000)	$118,872
JP Morgan & Chase Co.	115,414	(115,414)	—	—	1,131,031	(115,414)	(1,015,617)	—
RBC Capital Markets	70,180	(70,180)	—	—	231,590	(70,180)	—	161,410
The Bank of New York Mellon	11,608	(11,608)	—	—	20,183	(11,608)	—	8,575
The Bank of Nova Scotia	271,653	(54,521)	217,132	—	54,521	(54,521)	—	—

	$698,064	$(480,932)	$217,132	$—	$2,105,406	$(480,932)	$(1,335,617)	$288,857

Xtrackers MSCI Europe Hedged Equity ETF
Goldman Sachs & Co.	$34,590	$(8,646)	$—	$25,944	$8,646	$(8,646)	$—	$—
JP Morgan & Chase Co.	1,239,692	(593,975)	—	645,717	593,975	(593,975)	—	—
RBC Capital Markets	1,041,067	(593,477)	—	447,590	593,477	(593,477)	—	—
The Bank of New York Mellon	62,067	(7,836)	—	54,231	7,836	(7,836)	—	—
The Bank of Nova Scotia	819,477	(295,888)	—	523,589	295,888	(295,888)	—	—

	$3,196,893	$(1,499,822)	$—	$1,697,071	$1,499,822	$(1,499,822)	$—	$—

Xtrackers MSCI Eurozone Hedged Equity ETF
Goldman Sachs & Co.	$52,733	$(13,508)	$—	$39,225	$13,508	$(13,508)	$—	$—
JP Morgan & Chase Co.	71,727	(11,565)	—	60,162	11,565	(11,565)	—	—

	$124,460	$(25,073)	$—	$99,387	$25,073	$(25,073)	$—	$—

Xtrackers MSCI Germany Hedged Equity ETF
Goldman Sachs & Co.	$24,065	$(8,813)	$—	$15,252	$8,813	$(8,813)	$—	$—
RBC Capital Markets	32,762	(5,858)	—	26,904	5,858	(5,858)	—	—
The Bank of Nova Scotia	30,586	(5,411)	—	25,175	5,411	(5,411)	—	—

	$87,413	$(20,082)	$—	$67,331	$20,082	$(20,082)	$—	$—

Xtrackers MSCI Japan Hedged Equity ETF
Goldman Sachs & Co.	$55,480	$(5,002)	$50,000	$478	$5,002	$(5,002)	$—	$—
JP Morgan & Chase Co.	3,054,029	(1,015,700)	1,940,000	98,329	1,015,700	(1,015,700)	—	—
RBC Capital Markets	2,650,995	(292,695)	2,020,000	338,300	292,695	(292,695)	—	—
The Bank of Nova Scotia	2,693,783	(255,096)	2,240,000	198,687	255,096	(255,096)	—	—

	$8,454,287	$(1,568,493)	$6,250,000	$635,794	$1,568,493	$(1,568,493)	$—	$—

Xtrackers MSCI South Korea Hedged Equity ETF
Goldman Sachs & Co.	$3,631	$(3,631)	$—	$—	$65,239	$(3,631)	$—	$61,608
RBC Capital Markets	22,119	(22,119)	—	—	118,587	(22,119)	—	96,468
The Bank of New York Mellon	408	(408)	—	—	6,045	(408)	—	5,637

	$26,158	$(26,158)	$—	$—	$189,871	$(26,158)	$—	$163,713

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Notes to Financial Statements (Unaudited) (Continued)

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivatives Liabilities
Xtrackers MSCI United Kingdom Hedged Equity ETF
JP Morgan & Chase Co.	$7,016	$(1,434)	$—	5,582	$1,434	$(1,434)	$—	$—
The Bank of Nova Scotia	2,925	(847)	—	2,078	847	(847)	—	—

	$9,941	$(2,281)	$—	$7,660	$2,281	$(2,281)	$—	$—

(a)	The actual collateral received or pledged may be more than amount shown.

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	0.60%
Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Xtrackers MSCI Europe Hedged Equity ETF	0.45%
Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%
Xtrackers MSCI Germany Hedged Equity ETF	0.45%
Xtrackers MSCI Japan Hedged Equity ETF	0.45%
Xtrackers MSCI South Korea Hedged Equity ETF	0.58%
Xtrackers MSCI United Kingdom Hedged Equity ETF	0.45%

The Advisor for the funds listed below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period from June 1, 2018 through November 30, 2018, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All World ex US Hedged Equity ETF	$920
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	42

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Notes to Financial Statements (Unaudited) (Continued)

Expenses Waived
Xtrackers MSCI Emerging Markets Hedged Equity ETF	$457
Xtrackers MSCI Europe Hedged Equity ETF	3,917
Xtrackers MSCI Eurozone Hedged Equity ETF	155
Xtrackers MSCI Germany Hedged Equity ETF	59
Xtrackers MSCI Japan Hedged Equity ETF	2,683
Xtrackers MSCI South Korea Hedged Equity ETF	19

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$12,130,640	$6,101,773
Xtrackers MSCI Asia Pacific ex Japan Hedged ETF	266,228	108,771
Xtrackers MSCI Emerging Markets Hedged Equity ETF	9,610,943	39,266,307
Xtrackers MSCI Europe Hedged Equity ETF	74,784,010	26,303,541
Xtrackers MSCI Eurozone Hedged Equity ETF	1,933,611	869,613
Xtrackers MSCI Germany Hedged Equity ETF	3,061,701	2,532,623
Xtrackers MSCI Japan Hedged Equity ETF	78,101,826	37,670,875
Xtrackers MSCI South Korea Hedged Equity ETF	3,798,210	1,875,648
Xtrackers MSCI United Kingdom Hedged Equity ETF	319,781	172,398

For the period ended November 30, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$11,210,228	$28,627,182
Xtrackers MSCI Emerging Markets Hedged Equity ETF	—	20,813,465
Xtrackers MSCI Europe Hedged Equity ETF	—	524,630,905
Xtrackers MSCI Germany Hedged Equity ETF	—	5,254,280
Xtrackers MSCI Japan Hedged Equity ETF	86,759,817	209,685,668

5. Fund Share Transactions

As of November 30, 2018, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers MSCI South Korea Hedged Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2018.

Pro-rata Share
Xtrackers MSCI All World ex US Hedged Equity ETF	$9,450,000
Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF	525,000
Xtrackers MSCI Emerging Markets Hedged Equity ETF	14,700,000

8. Fund Restructuring

Effective on or about February 19, 2019 (the “Effective Date”), Xtrackers MSCI Asia Pacific ex Japan Hedged Equity ETF’s name will change to Xtrackers International Real Estate ETF. At that time, the Fund will change its investment objective of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan US Dollar Hedged Index, to seeking investment results that correspond generally to the performance, before the fees and expenses, of the STOXX Developed and Emerging Markets ex USA Total Market Real Estate Index (the “Underlying Index”). The current portfolio management team will continue to manage the Fund’s assets after the Effective Date.

Additionally, the Fund’s Board of Trustees approved changes to the Fund’s investment policies, which will also take effect on the Effective Date, such that the Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate securities of issuers from countries outside the United States. In addition, the Fund’s Board of Trustees approved changes to the Fund’s investment policies, which will also take effect on the Effective Date, such that the Fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index.

In addition, the Board of Trustees has approved an expense limitation agreement for the Fund. Prior to the Effective Date, the Fund had a unitary management fee of 0.60%. As of the Effective Date, DBX Advisors LLC has agreed, for a period of one year, to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.12% of the Fund’s average daily net assets annually.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

In June 2016, the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s anticipated withdrawal from the EU and the effects such withdrawal will have on the United Kingdom’s economy and on markets in the United Kingdom and throughout the world.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of Deutsche Asset Management International GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049077-3 (1/19) DBX003657 (1/20)

November 30, 2018

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for the period ended November 30, 2018.

The magnitude of development of economies differed around the world, owing to the varied stages of their economic cycle, yet stepping firmly into positive territory. The U.S. economy continued to grow on robust earnings and elevated consumer confidence. Tax reforms were a major source of fundamental stability despite temporal volatility from external factors. Central Banks managed to prove their mettle in maintaining inflation around the target rates. The Federal Reserve (FED) increased interest rates twice during the reporting period; in June and September to a range of 2.0-2.25 percent, as it monitored the strong optimism within the economy. On the other hand, the European Central Bank (ECB) continued to keep interest rates at record low level to ensure sustainable growth. Crude oil prices witnessed significant volatility due to the sanctions on Iran and the reaction of alternate oil producing nations.

The Eurozone enjoyed a short-lived span of economic development, which slowly faded in the beginning of this reporting period. Gross domestic product (GDP) slipped to a five year low, impacted by lower global trade and key industries such as automobiles being affected by new regulations. The dominant export player in the region, Germany, fell short of providing the required boost to the broad region. In the meanwhile, unemployment rate in the Eurozone remained at a low level, specifically Spain’s labor market recovery was a notable influence. Unrest prevailed due to the labor union’s resentment towards the French government’s economic policies. Additionally, a populist directive and the stagnating budget of the Italian government resulted in lower growth for Eurozone. Following these factors, the ECB continued its liberal monetary policy; nonetheless, it was confident enough to announce the halt to it’s asset purchase program by the end of 2018. Elsewhere, the U.K.’s economy was boosted by household spending and a strong rise in exports. However, business sentiment was deeply affected by political turmoil surrounding Brexit’s1 uncertainty.

Japan’s GDP shrank as natural disasters curtailed personal consumption and private investment. The Bank of Japan (BoJ) faced a convoluted situation; inflation rates inched up matching expectations, while GDP fell back to a four-year low. Following the same trajectory, Australia’s economic activity softened, riding on high household debt and declining house prices. Unemployment was low, but job creation was weak, keeping inflation at bay. On a trade front, surplus was amplified with the increase in overseas commodity exports.

The global economic strength is expected to continue despite the momentary trade and political stress. Riding on a low level of unemployment rates and sound corporate earnings, the economic cycle seems to have some steam left to prolong it to the near term. Monetary policies of global economies are on track, although varying geographically to suit the phase of their respective economic cycles. The risks that may factor into the otherwise smooth economic cycle are the immense global debt, Brexit, U.S./China trade policies and Italy’s budget.

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

The Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (12.5% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	1.9%
Royal Dutch Shell PLC (Netherlands)	1.9%
Novartis AG (Switzerland)	1.5%
Roche Holding AG (Switzerland)	1.4%
HSBC Holdings PLC (United Kingdom)	1.2%
Toyota Motor Corp. (Japan)	1.0%
TOTAL SA (France)	1.0%
BP PLC (United Kingdom)	1.0%
GlaxoSmithKline PLC (United Kingdom)	0.8%
Sanofi (France)	0.8%

Country Diversification* as of 11/30/18

Japan	24.8%
United Kingdom	14.8%
France	10.7%
Switzerland	9.2%
Germany	8.8%
Australia	7.0%
Netherlands	4.7%
Hong Kong	3.5%
Spain	3.0%
Sweden	2.4%
Other	11.1%

Total	100.0%

Sector Diversification* as of 11/30/18

Financials	19.6%
Industrials	14.4%
Health Care	11.8%
Consumer Staples	11.5%
Consumer Discretionary	10.9%
Materials	7.3%
Information Technology	6.0%
Energy	5.8%
Communication Services	5.6%
Real Estate	3.6%
Utilities	3.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 4

2

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most resent six-month period the Fund limited these expenses; had it not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$961.30	0.37%	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	0.37%	$1.88

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

3

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.8%
Australia — 6.8%
AGL Energy Ltd.	262,612	$3,610,440
Alumina Ltd.	941,098	1,533,898
Amcor Ltd.	471,230	4,625,575
AMP Ltd.	1,231,690	2,187,583
APA Group (a)	456,125	2,933,751
Aristocrat Leisure Ltd.	233,005	4,029,366
ASX Ltd.	78,977	3,480,188
Aurizon Holdings Ltd.	811,662	2,497,549
AusNet Services	676,646	764,094
Australia & New Zealand Banking Group Ltd.	1,168,634	22,891,280
Bank of Queensland Ltd. (b)	154,170	1,118,938
Bendigo & Adelaide Bank Ltd.	191,581	1,495,479
BHP Billiton Ltd.	1,302,799	29,223,422
BHP Group PLC	845,780	16,183,176
BlueScope Steel Ltd.	221,403	1,817,272
Boral Ltd.	481,812	1,795,993
Brambles Ltd.	641,939	4,818,601
Caltex Australia Ltd.	106,330	2,139,532
Challenger Ltd.	223,933	1,558,159
CIMIC Group Ltd.	37,138	1,102,050
Coca-Cola Amatil Ltd.	184,072	1,162,407
Cochlear Ltd.	23,185	2,868,597
Coles Group Ltd.*	458,395	3,923,318
Commonwealth Bank of Australia	711,072	37,019,733
Computershare Ltd.	182,751	2,424,338
Crown Resorts Ltd.	140,867	1,204,625
CSL Ltd.	182,638	23,681,081
Dexus REIT	417,511	3,191,952
Domino’s Pizza Enterprises Ltd.	23,721	797,358
Flight Centre Travel Group Ltd.	22,286	795,708
Fortescue Metals Group Ltd.	583,868	1,706,992
Goodman Group REIT	655,501	4,910,820
GPT Group REIT	694,539	2,675,248
Harvey Norman Holdings Ltd. (b)	237,020	547,430
Incitec Pivot Ltd.	664,133	1,825,155
Insurance Australia Group Ltd.	931,169	4,954,692
LendLease Group (a)	229,509	2,123,685
Macquarie Group Ltd.	133,195	11,139,011
Medibank Pvt Ltd.	1,115,513	1,973,089
Mirvac Group REIT	1,427,931	2,285,641
National Australia Bank Ltd.	1,100,473	19,818,777
Newcrest Mining Ltd.	306,895	4,654,410
Oil Search Ltd.	558,438	2,983,658
Orica Ltd.	154,206	1,972,405
Origin Energy Ltd.*	708,854	3,357,288
QBE Insurance Group Ltd.	554,856	4,590,748
Ramsay Health Care Ltd.	53,893	2,135,741
REA Group Ltd.	20,117	1,118,493
Santos Ltd.	699,464	2,822,027
Scentre Group REIT	2,143,121	6,108,971
SEEK Ltd.	137,513	1,857,387
Sonic Healthcare Ltd.	162,158	2,702,278
South32 Ltd.	2,065,792	4,680,638
Stockland REIT	950,888	2,529,808
Suncorp Group Ltd.	538,582	5,243,398

	Number of Shares	Value
Australia (Continued)
Sydney Airport (a)	471,288	$2,342,351
Tabcorp Holdings Ltd. (b)	731,008	2,292,114
Telstra Corp. Ltd.	1,696,583	3,633,285
TPG Telecom Ltd.	149,852	787,496
Transurban Group (a)	1,060,397	8,827,729
Treasury Wine Estates Ltd.	284,083	2,938,045
Vicinity Centres REIT	1,333,250	2,601,834
Washington H Soul Pattinson & Co. Ltd.	43,412	831,954
Wesfarmers Ltd.	458,395	10,583,913
Westpac Banking Corp.	1,381,877	26,229,989
Woodside Petroleum Ltd.	378,828	8,600,036
Woolworths Group Ltd.	531,594	11,236,605
WorleyParsons Ltd.	129,393	1,248,365

		369,746,969

Austria — 0.2%
ANDRITZ AG	28,571	1,375,326
Erste Group Bank AG*	119,983	4,733,794
OMV AG	59,003	2,980,509
Raiffeisen Bank International AG	64,840	1,911,485
Verbund AG	27,440	1,122,067
voestalpine AG	49,379	1,640,730

		13,763,911

Belgium — 1.0%
Ageas	75,137	3,627,086
Anheuser-Busch InBev SA/NV (b)	308,407	23,616,453
Colruyt SA	22,126	1,413,763
Groupe Bruxelles Lambert SA	32,691	2,942,268
KBC Group NV	101,654	7,296,265
Proximus SADP	57,636	1,594,711
Solvay SA	28,195	3,048,971
Telenet Group Holding NV	20,016	992,971
UCB SA	51,128	4,297,181
Umicore SA	83,296	3,613,570

		52,443,239

Chile — 0.0%
Antofagasta PLC	155,197	1,582,860

China — 0.1%
BeiGene Ltd., ADR*	13,146	2,015,413
Minth Group Ltd.	287,160	963,439
Yangzijiang Shipbuilding Holdings Ltd.	1,032,800	933,503

		3,912,355

Denmark — 1.7%
A.P. Moller — Maersk A/S, Class A	1,444	1,910,015
A.P. Moller — Maersk A/S, Class B	2,636	3,750,606
Carlsberg A/S, Class B	44,372	4,913,433
Chr Hansen Holding A/S	40,006	3,611,946
Coloplast A/S, Class B	48,523	4,626,741
Danske Bank A/S	287,596	5,732,332
DSV A/S	76,009	5,815,583
Genmab A/S*	24,708	3,759,167
H Lundbeck A/S	26,511	1,088,598
ISS A/S	64,483	2,090,272

See Notes to Financial Statements.	4

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Denmark (Continued)
Novo Nordisk A/S, Class B	734,480	$34,092,163
Novozymes A/S, Class B	89,842	4,185,163
Orsted A/S, 144A	75,549	4,915,163
Pandora A/S	42,890	2,316,761
Tryg A/S	49,671	1,235,663
Vestas Wind Systems A/S	78,385	5,849,937
William Demant Holding A/S*	39,046	1,140,146

		91,033,689

Finland — 1.2%
Elisa OYJ	58,232	2,335,055
Fortum OYJ	179,707	3,745,464
Kone OYJ, Class B	137,144	6,794,242
Metso OYJ	43,438	1,237,770
Neste OYJ	52,408	4,095,052
Nokia OYJ	2,269,984	12,479,245
Nokian Renkaat OYJ	44,316	1,418,317
Nordea Bank Abp	1,219,108	10,818,928
Orion OYJ, Class B	40,894	1,364,815
Sampo OYJ, Class A	181,580	8,105,534
Stora Enso OYJ, Class R	223,421	2,846,796
UPM-Kymmene OYJ	213,039	5,675,027
Wartsila OYJ Abp	174,965	2,848,373

		63,764,618

France — 10.4%
Accor SA	77,262	3,428,774
Aeroports de Paris	11,704	2,275,053
Air Liquide SA	173,879	21,013,668
Airbus SE	234,599	25,130,201
Alstom SA	62,926	2,761,218
Amundi SA, 144A	23,524	1,347,561
Arkema SA	27,563	2,614,914
Atos SE	38,276	3,249,935
AXA SA	785,498	19,132,569
BioMerieux	16,100	1,135,536
BNP Paribas SA	453,375	22,776,280
Bollore SA	327,881	1,436,528
Bouygues SA	89,522	3,441,790
Bureau Veritas SA	107,682	2,379,632
Capgemini SE	64,667	7,544,276
Carrefour SA	233,796	4,208,439
Casino Guichard Perrachon SA (b)	24,400	1,102,449
Cie de Saint-Gobain	202,284	7,496,538
Cie Generale des Etablissements Michelin	70,592	7,385,983
CNP Assurances	64,337	1,472,749
Covivio REIT	15,706	1,530,042
Credit Agricole SA	458,120	5,688,445
Danone SA	248,252	18,565,993
Dassault Aviation SA	1,067	1,630,741
Dassault Systemes SE	52,483	6,298,126
Edenred	94,182	3,591,095
Eiffage SA	32,662	3,106,793
Electricite de France SA	238,159	3,912,202
Engie SA	737,068	10,363,728
EssilorLuxottica SA	115,514	14,666,306

	Number of Shares	Value
France (Continued)
Eurazeo SE	19,259	$1,442,283
Eutelsat Communications SA	69,809	1,487,761
Faurecia SA	29,491	1,149,178
Gecina SA REIT	18,273	2,554,840
Getlink SE	185,903	2,415,049
Hermes International	12,647	6,839,583
ICADE REIT	12,888	1,021,340
Iliad SA	10,044	1,354,839
Imerys SA	13,057	700,662
Ingenico Group SA	24,317	1,755,275
Ipsen SA	14,548	1,872,624
JCDecaux SA	29,953	1,017,299
Kering	30,474	13,247,915
Klepierre SA REIT	82,982	2,716,871
Legrand SA	107,502	6,584,164
L’Oreal SA	101,948	23,994,961
LVMH Moet Hennessy Louis Vuitton SE	111,972	32,014,274
Natixis SA	354,697	1,959,585
Orange SA (b)	807,737	13,862,962
Pernod Ricard SA (b)	85,924	13,735,233
Peugeot SA	240,252	5,276,617
Publicis Groupe SA	84,143	4,987,748
Remy Cointreau SA	9,013	1,043,835
Renault SA	77,140	5,418,864
Rexel SA	124,224	1,490,024
Safran SA	134,889	16,851,390
Sanofi	453,826	41,004,690
Sartorius Stedim Biotech	11,144	1,127,887
Schneider Electric SE	221,076	16,088,084
SCOR SE	64,123	3,080,889
SEB SA	8,633	1,237,321
Societe BIC SA	11,707	1,255,775
Societe Generale SA	309,418	11,370,536
Sodexo SA	36,492	3,777,641
Suez	147,153	2,186,529
Teleperformance	22,909	3,791,756
Thales SA	42,729	5,238,875
TOTAL SA	965,059	53,715,146
Ubisoft Entertainment SA*	31,524	2,567,430
Unibail-Rodamco-Westfield REIT	38,011	6,534,048
Unibail-Rodamco-Westfield CDI*	352,426	3,057,563
Valeo SA	96,474	2,752,312
Veolia Environnement SA	214,378	4,556,664
Vinci SA	206,439	18,019,095
Vivendi SA	421,800	10,505,485
Wendel SA	10,646	1,293,222

		570,643,688

Germany — 8.1%
1&1 Drillisch AG (b)	20,614	1,036,173
adidas AG	75,766	16,708,989
Allianz SE	173,232	36,575,798
Axel Springer SE	18,410	1,173,408
BASF SE	371,135	27,045,952
Bayer AG	376,174	27,502,595
Bayerische Motoren Werke AG	135,915	11,110,960

See Notes to Financial Statements.	5

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Beiersdorf AG	40,464	$4,330,831
Brenntag AG	64,594	2,985,784
Commerzbank AG*	407,655	3,510,233
Continental AG	44,592	6,676,356
Covestro AG, 144A	76,225	4,388,950
Daimler AG	367,472	20,673,966
Delivery Hero SE, 144A*	40,393	1,469,734
Deutsche Bank AG (c)	791,974	7,229,270
Deutsche Boerse AG	77,968	9,956,629
Deutsche Lufthansa AG	97,418	2,371,180
Deutsche Post AG	397,932	12,668,087
Deutsche Telekom AG	1,351,392	23,690,783
Deutsche Wohnen SE	143,263	6,867,074
E.ON SE	886,734	9,039,906
Evonik Industries AG	67,817	1,823,430
Fraport AG Frankfurt Airport Services Worldwide	16,805	1,235,485
Fresenius Medical Care AG & Co. KGaA	87,505	7,120,784
Fresenius SE & Co. KGaA	168,270	9,547,829
GEA Group AG	67,277	1,815,765
Hannover Rueck SE	24,579	3,414,252
HeidelbergCement AG	60,010	3,987,940
Henkel AG & Co. KGaA	41,230	4,256,915
HOCHTIEF AG	8,625	1,226,410
HUGO BOSS AG	26,487	1,829,151
Infineon Technologies AG	456,861	9,565,888
Innogy SE*	56,133	2,354,471
KION Group AG	29,183	1,645,965
LANXESS AG	32,233	1,766,902
Merck KGaA	52,503	5,786,974
METRO AG	69,038	1,059,436
MTU Aero Engines AG	21,307	4,428,757
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	60,714	13,190,179
OSRAM Licht AG	41,512	1,901,926
ProSiebenSat.1 Media SE	97,372	1,977,071
Puma SE	3,458	1,734,265
RWE AG	207,860	4,486,365
SAP SE	396,642	40,826,766
Siemens AG	309,096	35,832,755
Siemens Healthineers AG, 144A*	59,844	2,590,410
Symrise AG	49,975	4,033,938
Telefonica Deutschland Holding AG	288,256	1,167,304
thyssenkrupp AG	174,832	3,264,826
TUI AG	176,976	2,518,950
Uniper SE	89,734	2,303,008
United Internet AG	46,490	2,092,105
Volkswagen AG	14,044	2,319,706
Vonovia SE	196,041	9,492,334
Wirecard AG	46,977	7,097,260
Zalando SE, 144A*(b)	42,754	1,326,216

		438,034,396

Hong Kong — 3.4%
AIA Group Ltd.	4,866,512	39,714,569
ASM Pacific Technology Ltd.	132,225	1,351,994

	Number of Shares	Value
Hong Kong (Continued)
Bank of East Asia Ltd.	546,942	$1,842,015
BOC Hong Kong Holdings Ltd.	1,503,062	5,859,329
CK Asset Holdings Ltd.	1,057,717	7,617,888
CK Hutchison Holdings Ltd.	1,095,235	11,450,693
CK Infrastructure Holdings Ltd.	270,369	2,056,104
CLP Holdings Ltd.	660,556	7,281,819
Dairy Farm International Holdings Ltd.	143,700	1,264,560
Galaxy Entertainment Group Ltd.	968,372	5,947,121
Hang Lung Group Ltd.	348,378	966,232
Hang Lung Properties Ltd.	783,683	1,586,597
Hang Seng Bank Ltd.	306,126	7,066,252
Henderson Land Development Co. Ltd.	552,780	2,840,204
HK Electric Investments & HK Electric Investments Ltd. (a)	952,735	913,281
HKT Trust & HKT Ltd. (a)	1,598,129	2,312,221
Hong Kong & China Gas Co. Ltd.	3,773,911	7,611,492
Hong Kong Exchanges & Clearing Ltd.	468,800	13,661,350
Hongkong Land Holdings Ltd.	460,600	2,998,506
Hysan Development Co. Ltd.	240,815	1,151,135
Jardine Matheson Holdings Ltd.	88,457	5,840,816
Jardine Strategic Holdings Ltd.	92,787	3,572,299
Kerry Properties Ltd.	261,057	895,882
Link REIT	844,660	8,042,839
Melco Resorts & Entertainment Ltd., ADR	94,812	1,713,253
MTR Corp. Ltd.	604,022	3,134,368
New World Development Co. Ltd.	2,529,650	3,401,319
NWS Holdings Ltd.	604,998	1,272,785
PCCW Ltd.	1,521,249	892,451
Power Assets Holdings Ltd.	568,229	3,849,200
Shangri-La Asia Ltd.	557,723	791,248
Sino Land Co. Ltd.	1,332,953	2,293,143
SJM Holdings Ltd.	796,399	717,614
Sun Hung Kai Properties Ltd.	634,789	9,046,392
Swire Pacific Ltd., Class A	208,007	2,299,668
Swire Properties Ltd.	480,155	1,672,319
Techtronic Industries Co. Ltd.	553,781	2,979,829
WH Group Ltd., 144A	3,651,233	2,664,691
Wharf Holdings Ltd.	524,977	1,405,709
Wharf Real Estate Investment Co. Ltd.	480,660	2,890,472
Wheelock & Co. Ltd.	312,435	1,792,987
Yue Yuen Industrial Holdings Ltd.	285,629	830,529

		187,493,175

Ireland — 0.7%
AerCap Holdings NV*	50,851	2,688,492
AIB Group PLC (b)	331,671	1,455,386
Bank of Ireland Group PLC	381,439	2,413,925
CRH PLC	338,378	9,354,803
DCC PLC	39,624	2,981,469
James Hardie Industries PLC CDI	179,395	2,097,911
Kerry Group PLC, Class A	62,718	6,479,059
Kingspan Group PLC	61,716	2,656,420
Paddy Power Betfair PLC	34,305	3,079,764
Ryanair Holdings PLC*	72,234	953,105
Smurfit Kappa Group PLC	88,038	2,376,092

		36,536,426

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Isle of Man — 0.0%
GVC Holdings PLC	221,466	$2,085,468

Israel — 0.6%
Azrieli Group Ltd.	17,089	858,000
Bank Hapoalim BM	459,138	3,148,544
Bank Leumi Le-Israel BM	590,788	3,879,750
Bezeq The Israeli Telecommunication Corp. Ltd.	987,455	1,136,547
Check Point Software Technologies Ltd.*	52,039	5,818,481
Elbit Systems Ltd.	8,450	1,033,938
Israel Chemicals Ltd.	243,545	1,423,853
Mizrahi Tefahot Bank Ltd.	58,092	1,055,281
Nice Ltd.*	23,665	2,723,809
Teva Pharmaceutical Industries Ltd., ADR*	390,643	8,414,450
Wix.com Ltd.*	17,536	1,651,540

		31,144,193

Italy — 1.8%
Assicurazioni Generali SpA	477,841	8,054,989
Atlantia SpA	195,788	4,014,129
Davide Campari-Milano SpA	225,730	1,885,960
Enel SpA	3,276,702	17,768,850
Eni SpA	1,027,325	16,568,670
Ferrari NV	48,784	5,331,772
Intesa Sanpaolo SpA	6,002,873	13,917,972
Leonardo SpA	167,853	1,654,378
Mediobanca SpA (b)	243,247	2,149,626
Moncler SpA	73,345	2,389,726
Pirelli & C SpA, 144A*	146,807	1,031,776
Poste Italiane SpA, 144A	199,812	1,516,500
Prysmian SpA	96,006	1,757,500
Recordati SpA	40,230	1,293,922
Snam SpA	879,048	3,852,322
Telecom Italia SpA*	4,348,108	2,829,463
Telecom Italia SpA-RSP	2,670,871	1,503,085
Terna Rete Elettrica Nazionale SpA (b)	588,856	3,291,903
UniCredit SpA	808,859	10,426,315

		101,238,858

Japan — 24.2%
ABC-Mart, Inc.	15,400	865,542
Acom Co. Ltd.	149,800	550,294
Aeon Co. Ltd.	244,000	5,848,778
AEON Financial Service Co. Ltd.	40,000	775,228
Aeon Mall Co. Ltd.	47,600	855,848
AGC, Inc.	75,400	2,560,604
Air Water, Inc.	59,300	959,645
Aisin Seiki Co. Ltd.	68,054	2,691,825
Ajinomoto Co., Inc.	184,347	3,187,077
Alfresa Holdings Corp.	72,700	1,934,141
Alps Electric Co. Ltd.	72,356	1,677,035
Amada Holdings Co. Ltd.	128,900	1,398,976
ANA Holdings, Inc.	47,200	1,684,422
Aozora Bank Ltd.	43,800	1,439,228
Asahi Group Holdings Ltd.	145,265	6,083,688
Asahi Intecc Co. Ltd.	39,300	1,841,836

	Number of Shares	Value
Japan (Continued)
Asahi Kasei Corp.	502,400	$5,501,328
Asics Corp.	70,300	1,013,177
Astellas Pharma, Inc.	750,432	11,532,649
Bandai Namco Holdings, Inc.	80,700	3,391,085
Bank of Kyoto Ltd.	21,400	1,029,327
Benesse Holdings, Inc.	33,400	991,569
Bridgestone Corp.	241,976	9,805,661
Brother Industries Ltd.	89,900	1,502,359
Calbee, Inc. (b)	37,400	1,238,814
Canon, Inc.	400,386	11,357,467
Casio Computer Co. Ltd. (b)	78,000	1,087,733
Central Japan Railway Co.	58,154	11,949,452
Chiba Bank Ltd.	244,200	1,602,687
Chubu Electric Power Co., Inc.	239,000	3,583,474
Chugai Pharmaceutical Co. Ltd.	87,600	5,996,141
Chugoku Electric Power Co., Inc.	117,500	1,484,341
Coca-Cola Bottlers Japan Holdings, Inc.	51,754	1,481,747
Concordia Financial Group Ltd.	434,615	2,040,698
Credit Saison Co. Ltd.	71,400	916,441
CyberAgent, Inc.	39,700	1,797,630
Dai Nippon Printing Co. Ltd.	100,900	2,334,171
Daicel Corp.	110,400	1,235,150
Daifuku Co. Ltd.	39,521	2,022,790
Dai-ichi Life Holdings, Inc.	429,638	7,486,446
Daiichi Sankyo Co. Ltd.	227,531	8,352,391
Daikin Industries Ltd.	99,688	11,074,005
Daito Trust Construction Co. Ltd.	29,213	3,816,489
Daiwa House Industry Co. Ltd.	225,136	7,090,351
Daiwa House REIT Investment Corp. REIT	605	1,371,330
Daiwa Securities Group, Inc.	665,787	3,674,541
DeNA Co. Ltd.	49,200	912,789
Denso Corp.	176,053	8,137,692
Dentsu, Inc.	87,200	3,886,993
Disco Corp.	13,400	1,953,663
Don Quijote Holdings Co. Ltd.	47,718	2,896,331
East Japan Railway Co.	124,053	11,278,042
Eisai Co. Ltd.	101,552	9,317,395
Electric Power Development Co. Ltd.	63,332	1,630,235
FamilyMart UNY Holdings Co. Ltd.	25,567	3,628,458
FANUC Corp.	77,517	13,241,022
Fast Retailing Co. Ltd.	23,817	12,387,400
Fuji Electric Co. Ltd.	50,200	1,576,558
FUJIFILM Holdings Corp.	153,654	6,104,740
Fujitsu Ltd.	79,402	4,887,299
Fukuoka Financial Group, Inc.	70,200	1,601,091
Hakuhodo DY Holdings, Inc.	99,359	1,521,261
Hamamatsu Photonics KK	56,500	1,966,040
Hankyu Hanshin Holdings, Inc.	92,540	3,138,607
Hikari Tsushin, Inc.	10,000	1,595,384
Hino Motors Ltd.	122,300	1,249,773
Hirose Electric Co. Ltd.	12,466	1,314,522
Hisamitsu Pharmaceutical Co., Inc.	25,600	1,635,026
Hitachi Chemical Co. Ltd.	49,400	781,592
Hitachi Construction Machinery Co. Ltd.	40,000	1,104,700

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Hitachi High-Technologies Corp.	32,100	$1,143,853
Hitachi Ltd.	386,201	11,186,441
Hitachi Metals Ltd.	78,500	883,786
Honda Motor Co. Ltd.	655,099	18,478,853
Hoshizaki Corp.	25,300	1,963,555
Hoya Corp.	153,774	9,347,140
Hulic Co. Ltd.	136,100	1,244,521
Idemitsu Kosan Co. Ltd.	57,815	2,103,475
IHI Corp.	56,800	1,728,794
Iida Group Holdings Co. Ltd.	48,500	855,794
Inpex Corp.	402,217	4,269,669
Isetan Mitsukoshi Holdings Ltd.	129,200	1,494,425
Isuzu Motors Ltd.	226,500	3,224,455
ITOCHU Corp.	565,654	10,045,883
J. Front Retailing Co. Ltd.	98,200	1,340,880
Japan Airlines Co. Ltd.	44,373	1,600,344
Japan Airport Terminal Co. Ltd.	21,700	843,034
Japan Exchange Group, Inc.	200,478	3,611,659
Japan Post Bank Co. Ltd.	162,458	1,897,717
Japan Post Holdings Co. Ltd.	636,213	7,745,640
Japan Prime Realty Investment Corp. REIT	387	1,511,998
Japan Real Estate Investment Corp. REIT	530	2,927,455
Japan Retail Fund Investment Corp. REIT	1,068	2,048,219
Japan Tobacco, Inc.	444,441	11,054,743
JFE Holdings, Inc.	201,085	3,545,537
JGC Corp.	83,200	1,215,219
JSR Corp.	77,700	1,243,720
JTEKT Corp.	84,800	1,078,723
JXTG Holdings, Inc.	1,311,928	7,931,782
Kajima Corp.	198,500	2,747,157
Kakaku.com, Inc.	57,900	1,164,988
Kamigumi Co. Ltd.	46,600	1,046,411
Kaneka Corp.	26,200	980,928
Kansai Electric Power Co., Inc.	291,367	4,373,778
Kansai Paint Co. Ltd.	73,400	1,375,341
Kao Corp.	199,304	14,674,561
Kawasaki Heavy Industries Ltd.	48,000	1,117,597
KDDI Corp.	714,033	16,757,115
Keihan Holdings Co. Ltd.	39,400	1,645,210
Keikyu Corp.	89,150	1,422,285
Keio Corp.	39,860	2,205,178
Keisei Electric Railway Co. Ltd.	49,528	1,605,630
Keyence Corp.	39,235	21,291,248
Kikkoman Corp.	57,982	3,381,411
Kintetsu Group Holdings Co. Ltd.	68,540	2,855,959
Kirin Holdings Co. Ltd.	331,523	7,783,190
Kobayashi Pharmaceutical Co. Ltd.	19,300	1,343,171
Kobe Steel Ltd.	140,328	1,154,617
Koito Manufacturing Co. Ltd.	39,400	2,113,782
Komatsu Ltd.	370,273	9,893,301
Konami Holdings Corp.	38,966	1,743,798
Konica Minolta, Inc.	193,900	1,745,723
Kose Corp.	12,800	1,909,034
Kubota Corp.	404,381	6,900,286

	Number of Shares	Value
Japan (Continued)
Kuraray Co. Ltd.	128,900	$2,003,080
Kurita Water Industries Ltd.	39,400	1,056,891
Kyocera Corp.	128,800	6,949,742
Kyowa Hakko Kirin Co. Ltd.	104,500	2,142,197
Kyushu Electric Power Co., Inc.	161,800	1,900,008
Kyushu Railway Co.	59,776	1,974,717
Lawson, Inc.	23,400	1,531,621
LINE Corp.*(b)	31,647	1,137,469
Lion Corp.	94,100	1,856,053
LIXIL Group Corp.	117,100	1,517,457
M3, Inc.	170,642	2,756,970
Makita Corp.	92,000	3,610,624
Marubeni Corp.	659,300	4,922,316
Marui Group Co. Ltd.	83,496	1,799,892
Maruichi Steel Tube Ltd.	26,300	780,787
Mazda Motor Corp.	218,600	2,330,141
McDonald’s Holdings Co. Japan Ltd.	22,822	1,023,336
Mebuki Financial Group, Inc.	378,150	1,142,628
Medipal Holdings Corp.	70,900	1,623,926
MEIJI Holdings Co. Ltd.	48,990	3,853,946
MINEBEA MITSUMI, Inc.	152,520	2,474,931
MISUMI Group, Inc.	111,400	2,524,079
Mitsubishi Chemical Holdings Corp.	545,700	4,464,053
Mitsubishi Corp.	545,125	14,704,425
Mitsubishi Electric Corp.	735,479	9,705,744
Mitsubishi Estate Co. Ltd.	483,851	7,761,905
Mitsubishi Gas Chemical Co., Inc.	64,400	1,057,495
Mitsubishi Heavy Industries Ltd.	123,399	4,692,891
Mitsubishi Materials Corp.	39,700	1,113,901
Mitsubishi Motors Corp.	261,500	1,603,348
Mitsubishi Tanabe Pharma Corp.	99,774	1,532,010
Mitsubishi UFJ Financial Group, Inc.	4,744,052	26,099,286
Mitsubishi UFJ Lease & Finance Co. Ltd.	165,500	902,475
Mitsui & Co. Ltd.	677,260	10,587,128
Mitsui Chemicals, Inc.	72,900	1,850,195
Mitsui Fudosan Co. Ltd.	358,426	8,572,670
Mitsui OSK Lines Ltd.	40,000	940,492
Mizuho Financial Group, Inc.	9,721,080	16,125,440
MonotaRO Co. Ltd.	50,500	1,367,991
MS&AD Insurance Group Holdings, Inc.	187,321	5,684,895
Murata Manufacturing Co. Ltd.	72,659	11,083,034
Nabtesco Corp.	39,825	1,101,621
Nagoya Railroad Co. Ltd.	69,440	1,740,359
NEC Corp.	96,759	3,000,411
Nexon Co. Ltd.*	185,245	2,190,008
NGK Insulators Ltd.	113,400	1,681,295
NGK Spark Plug Co. Ltd.	62,500	1,283,971
NH Foods Ltd.	39,496	1,464,812
Nidec Corp.	88,873	11,837,729
Nikon Corp.	129,000	2,022,816
Nintendo Co. Ltd.	45,171	13,772,350
Nippon Building Fund, Inc. REIT	521	3,244,919
Nippon Electric Glass Co. Ltd.	39,400	1,058,627
Nippon Express Co. Ltd.	33,500	2,018,588
Nippon Paint Holdings Co. Ltd. (b)	61,942	2,196,331

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nippon Prologis REIT, Inc. REIT	644	$1,333,783
Nippon Steel & Sumitomo Metal Corp.	298,509	5,459,232
Nippon Telegraph & Telephone Corp.	280,251	11,554,197
Nippon Yusen KK	63,600	1,079,656
Nissan Chemical Corp.	47,849	2,596,572
Nissan Motor Co. Ltd.	940,542	8,238,391
Nisshin Seifun Group, Inc.	76,500	1,607,299
Nissin Foods Holdings Co. Ltd.	27,400	1,769,299
Nitori Holdings Co. Ltd.	34,101	4,567,729
Nitto Denko Corp.	65,524	3,580,543
Nomura Holdings, Inc.	1,394,854	6,284,001
Nomura Real Estate Holdings, Inc.	54,436	1,075,149
Nomura Real Estate Master Fund, Inc. REIT	1,567	2,092,738
Nomura Research Institute Ltd.	45,281	1,988,511
NSK Ltd.	156,000	1,466,344
NTT Data Corp.	254,334	2,957,502
NTT DOCOMO, Inc.	536,289	12,418,056
Obayashi Corp.	265,200	2,644,641
Obic Co. Ltd.	26,100	2,255,570
Odakyu Electric Railway Co. Ltd.	124,650	2,794,646
Oji Holdings Corp.	339,068	1,983,360
Olympus Corp.	116,579	3,281,240
Omron Corp.	74,492	3,274,590
Ono Pharmaceutical Co. Ltd.	154,906	3,746,592
Oracle Corp.	17,900	1,162,164
Oriental Land Co. Ltd.	79,000	7,860,679
ORIX Corp.	522,546	8,467,809
Osaka Gas Co. Ltd.	160,900	2,932,671
Otsuka Corp.	39,800	1,339,347
Otsuka Holdings Co. Ltd.	156,767	7,643,971
Panasonic Corp.	879,485	9,022,246
Park24 Co. Ltd.	40,000	1,080,033
Persol Holdings Co. Ltd.	76,500	1,432,753
Pigeon Corp.	46,600	1,919,174
Pola Orbis Holdings, Inc.	39,900	1,126,543
Rakuten, Inc.	335,186	2,698,850
Recruit Holdings Co. Ltd.	441,853	12,156,164
Renesas Electronics Corp.*	363,200	1,711,774
Resona Holdings, Inc.	800,125	4,242,569
Ricoh Co. Ltd.	277,700	2,695,903
Rinnai Corp.	15,600	1,118,654
Rohm Co. Ltd.	40,000	2,783,773
Ryohin Keikaku Co. Ltd.	9,800	2,637,449
Sankyo Co. Ltd.	20,900	835,890
Santen Pharmaceutical Co. Ltd.	156,451	2,677,922
SBI Holdings, Inc.	93,325	2,117,828
Secom Co. Ltd.	83,100	7,032,186
Sega Sammy Holdings, Inc.	72,900	1,028,814
Seibu Holdings, Inc.	92,500	1,709,598
Seiko Epson Corp.	116,759	1,855,554
Sekisui Chemical Co. Ltd.	145,300	2,357,773
Sekisui House Ltd.	259,851	3,916,708
Seven & i Holdings Co. Ltd.	301,076	13,110,326
Seven Bank Ltd.	222,900	691,193
SG Holdings Co. Ltd.	43,300	1,060,042
Sharp Corp.	71,673	1,063,272

	Number of Shares	Value
Japan (Continued)
Shimadzu Corp.	95,400	$2,230,468
Shimamura Co. Ltd.	10,300	874,704
Shimano, Inc.	30,994	4,526,983
Shimizu Corp.	218,900	1,870,528
Shin-Etsu Chemical Co. Ltd.	145,604	13,000,014
Shinsei Bank Ltd.	67,600	927,814
Shionogi & Co. Ltd.	110,795	7,328,096
Shiseido Co. Ltd.	149,657	9,524,047
Shizuoka Bank Ltd.	173,500	1,557,473
Showa Denko KK	54,900	2,200,546
Showa Shell Sekiyu KK	81,900	1,269,102
SMC Corp.	23,082	7,824,476
SoftBank Group Corp.	332,514	27,904,051
Sohgo Security Services Co. Ltd.	33,300	1,566,507
Sompo Holdings, Inc.	132,535	5,120,896
Sony Corp.	509,716	26,658,890
Sony Financial Holdings, Inc.	65,500	1,373,299
Stanley Electric Co. Ltd.	48,900	1,423,728
Subaru Corp.	247,634	5,503,947
SUMCO Corp.	91,700	1,405,612
Sumitomo Chemical Co. Ltd.	600,422	3,258,247
Sumitomo Corp.	452,476	6,949,671
Sumitomo Dainippon Pharma Co. Ltd.	60,700	1,978,505
Sumitomo Electric Industries Ltd.	291,400	4,088,046
Sumitomo Heavy Industries Ltd.	44,400	1,472,634
Sumitomo Metal Mining Co. Ltd.	95,200	2,771,757
Sumitomo Mitsui Financial Group, Inc.	539,615	19,884,681
Sumitomo Mitsui Trust Holdings, Inc.	130,181	5,220,314
Sumitomo Realty & Development Co. Ltd.	147,503	5,467,935
Sumitomo Rubber Industries Ltd.	65,800	879,343
Sundrug Co. Ltd.	34,500	1,164,031
Suntory Beverage & Food Ltd.	55,400	2,323,076
Suzuken Co. Ltd.	33,710	1,814,457
Suzuki Motor Corp.	136,326	6,791,380
Sysmex Corp.	66,907	3,565,348
T&D Holdings, Inc.	228,200	3,242,625
Taiheiyo Cement Corp.	48,300	1,633,899
Taisei Corp.	85,215	3,745,962
Taisho Pharmaceutical Holdings Co. Ltd.	14,734	1,702,947
Taiyo Nippon Sanso Corp.	56,600	953,347
Takashimaya Co. Ltd.	58,223	846,302
Takeda Pharmaceutical Co. Ltd. (b)	288,192	10,802,598
TDK Corp.	53,824	4,243,711
Teijin Ltd.	73,004	1,260,519
Terumo Corp.	124,222	7,315,545
THK Co. Ltd.	46,528	1,066,109
Tobu Railway Co. Ltd.	78,579	2,249,762
Toho Co. Ltd.	47,900	1,666,784
Toho Gas Co. Ltd.	30,928	1,250,579
Tohoku Electric Power Co., Inc.	172,213	2,251,368
Tokio Marine Holdings, Inc.	269,150	13,289,748
Tokyo Century Corp.	16,800	802,150
Tokyo Electric Power Co. Holdings, Inc.*	592,500	3,596,287
Tokyo Electron Ltd.	62,264	8,707,581

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Tokyo Gas Co. Ltd.	157,580	$4,059,752
Tokyu Corp.	203,410	3,540,837
Tokyu Fudosan Holdings Corp.	207,300	1,163,283
Toppan Printing Co. Ltd.	98,089	1,579,586
Toray Industries, Inc.	546,043	4,282,624
Toshiba Corp.*	255,116	7,910,922
Tosoh Corp.	104,340	1,470,678
TOTO Ltd.	58,415	2,261,674
Toyo Seikan Group Holdings Ltd.	63,900	1,455,151
Toyo Suisan Kaisha Ltd.	39,700	1,360,463
Toyoda Gosei Co. Ltd.	30,300	583,231
Toyota Industries Corp.	58,100	2,978,831
Toyota Motor Corp.	921,464	55,223,711
Toyota Tsusho Corp.	84,211	2,908,048
Trend Micro, Inc.	43,776	2,510,521
Tsuruha Holdings, Inc.	17,100	1,687,178
Unicharm Corp.	158,500	4,962,419
United Urban Investment Corp. REIT	1,224	1,948,437
USS Co. Ltd.	84,500	1,499,212
Welcia Holdings Co. Ltd.	19,000	962,428
West Japan Railway Co.	63,706	4,438,627
Yahoo Japan Corp.	1,109,700	3,177,135
Yakult Honsha Co. Ltd.	45,379	3,417,966
Yamada Denki Co. Ltd.	283,000	1,368,691
Yamaguchi Financial Group, Inc.	74,281	769,541
Yamaha Corp.	56,281	2,424,473
Yamaha Motor Co. Ltd.	111,674	2,297,131
Yamato Holdings Co. Ltd.	127,071	3,356,582
Yamazaki Baking Co. Ltd.	53,200	1,116,818
Yaskawa Electric Corp.	97,220	3,031,835
Yokogawa Electric Corp.	92,644	1,702,466
Yokohama Rubber Co. Ltd.	43,904	918,961
ZOZO, Inc.	82,197	1,828,370

		1,320,122,547

Jersey Island — 0.1%
Randgold Resources Ltd.	38,888	3,105,966

Luxembourg — 0.3%
ArcelorMittal	269,163	6,098,988
Aroundtown SA	311,576	2,664,927
Eurofins Scientific SE	4,573	1,982,836
Millicom International Cellular SA SDR	25,508	1,501,847
RTL Group SA	14,608	874,023
SES SA	147,177	3,190,771
Tenaris SA	190,115	2,286,821

		18,600,213

Macau — 0.1%
MGM China Holdings Ltd. (b)	382,097	652,456
Sands China Ltd.	967,412	4,185,442
Wynn Macau Ltd.	724,599	1,646,647

		6,484,545

Mexico — 0.0%
Fresnillo PLC	92,392	886,976

Netherlands — 4.6%
ABN AMRO Group NV, 144A	170,309	4,342,030

	Number of Shares	Value
Netherlands (Continued)
Aegon NV	721,365	$4,015,523
Akzo Nobel NV	104,753	8,787,625
ASML Holding NV	165,192	27,883,899
EXOR NV	43,541	2,558,307
Heineken Holding NV	43,471	3,836,212
Heineken NV	105,649	9,666,541
ING Groep NV	1,567,190	18,955,812
Koninklijke Ahold Delhaize NV	502,502	12,916,539
Koninklijke DSM NV	73,253	6,488,452
Koninklijke KPN NV	1,374,938	4,067,330
Koninklijke Philips NV	380,380	14,316,303
Koninklijke Vopak NV	27,186	1,188,008
NN Group NV (b)	123,148	5,237,878
NXP Semiconductors NV	137,460	11,460,040
QIAGEN NV*	91,681	3,222,759
Randstad NV	46,023	2,239,382
Royal Dutch Shell PLC, Class A	1,849,644	55,858,410
Royal Dutch Shell PLC, Class B	1,512,588	46,170,959
Wolters Kluwer NV	117,532	7,094,685

		250,306,694

New Zealand — 0.2%
a2 Milk Co. Ltd.*	296,284	2,107,935
Auckland International Airport Ltd.	392,613	1,943,148
Fisher & Paykel Healthcare Corp. Ltd.	253,898	2,321,237
Fletcher Building Ltd.*	355,915	1,164,560
Meridian Energy Ltd.	513,541	1,166,689
Ryman Healthcare Ltd.	141,997	1,131,283
Spark New Zealand Ltd.	739,627	2,150,611

		11,985,463

Norway — 0.7%
Aker BP ASA	44,588	1,263,738
DNB ASA	387,917	6,657,214
Equinor ASA	474,455	11,068,050
Gjensidige Forsikring ASA	76,964	1,200,820
Marine Harvest ASA	167,059	3,908,802
Norsk Hydro ASA	551,858	2,600,423
Orkla ASA	324,907	2,683,979
Schibsted ASA, Class B	37,235	1,247,687
Telenor ASA	303,618	5,879,942
Yara International ASA	73,002	2,932,871

		39,443,526

Portugal — 0.1%
EDP — Energias de Portugal SA	1,026,680	3,588,051
Galp Energia SGPS SA	202,081	3,320,698
Jeronimo Martins SGPS SA	96,286	1,148,922

		8,057,671

Singapore — 1.3%
Ascendas Real Estate Investment Trust REIT	1,194,800	2,238,236
CapitaLand Commercial Trust REIT	1,198,080	1,519,542
CapitaLand Ltd.	1,128,000	2,565,318
CapitaLand Mall Trust REIT	941,900	1,544,774
City Developments Ltd.	145,500	894,063
ComfortDelGro Corp. Ltd.	845,100	1,293,615

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
DBS Group Holdings Ltd.	718,995	$12,777,242
Genting Singapore Ltd.	2,454,578	1,735,506
Golden Agri-Resources Ltd.	2,826,900	504,840
Jardine Cycle & Carriage Ltd.	39,900	1,023,748
Keppel Corp. Ltd.	548,800	2,424,177
Oversea-Chinese Banking Corp. Ltd.	1,281,722	10,519,855
SATS Ltd.	317,400	1,108,205
Sembcorp Industries Ltd.	397,400	756,042
Singapore Airlines Ltd.	241,200	1,671,996
Singapore Exchange Ltd.	307,800	1,642,318
Singapore Press Holdings Ltd.	521,011	1,002,602
Singapore Technologies Engineering Ltd.	608,000	1,573,293
Singapore Telecommunications Ltd.	3,239,789	7,273,526
Suntec Real Estate Investment Trust REIT	934,700	1,199,119
United Overseas Bank Ltd.	528,854	9,695,078
UOL Group Ltd.	202,481	901,785
Venture Corp. Ltd.	118,200	1,284,614
Wilmar International Ltd.	777,066	1,721,904

		68,871,398

South Africa — 0.0%
Investec PLC	271,363	1,646,961

Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	104,920	4,024,283
Aena SME SA, 144A	27,285	4,330,707
Amadeus IT Group SA	177,021	12,677,711
Banco Bilbao Vizcaya Argentaria SA	2,678,429	15,215,900
Banco de Sabadell SA	2,252,571	2,874,017
Banco Santander SA	6,595,631	31,249,183
Bankia SA	454,481	1,500,856
Bankinter SA	259,454	2,167,722
CaixaBank SA	1,437,781	5,916,761
Enagas SA (b)	93,275	2,562,842
Endesa SA	130,725	2,912,531
Ferrovial SA	193,527	3,980,919
Grifols SA	122,024	3,420,446
Iberdrola SA	2,417,819	18,038,319
Industria de Diseno Textil SA	436,643	13,391,288
Mapfre SA	445,372	1,273,125
Naturgy Energy Group SA (b)	142,188	3,517,234
Red Electrica Corp. SA	174,555	3,757,643
Repsol SA	555,091	9,583,428
Siemens Gamesa Renewable Energy SA*	91,878	1,294,994
Telefonica SA	1,881,933	16,890,972

		160,580,881

Sweden — 2.4%
Alfa Laval AB	119,375	2,567,500
Assa Abloy AB, Class B	405,642	7,539,243
Atlas Copco AB, Class A	267,834	6,565,186
Atlas Copco AB, Class B	157,852	3,567,585
Boliden AB	110,037	2,464,566
Electrolux AB, Series B	106,219	2,412,888

	Number of Shares	Value
Sweden (Continued)
Epiroc AB, Class A*	259,844	$2,127,298
Epiroc AB, Class B*	145,882	1,172,357
Essity AB, Class B	242,031	6,199,890
Hennes & Mauritz AB, Class B (b)	352,860	6,497,773
Hexagon AB, Class B	103,283	5,142,793
Husqvarna AB, Class B	184,104	1,449,592
ICA Gruppen AB (b)	32,998	1,196,876
Industrivarden AB, Class C	63,017	1,292,023
Investor AB, Class B	185,178	8,109,985
Kinnevik AB, Class B	90,190	2,287,530
L E Lundbergforetagen AB, Class B	28,530	852,423
Lundin Petroleum AB	76,288	2,006,995
Sandvik AB	457,256	6,780,748
Securitas AB, Class B	117,130	1,972,399
Skandinaviska Enskilda Banken AB, Class A	666,129	6,936,671
Skanska AB, Class B	135,108	2,123,016
SKF AB, Class B	146,013	2,304,797
Svenska Handelsbanken AB, Class A	621,383	6,842,711
Swedbank AB, Class A	373,790	8,684,054
Swedish Match AB	69,170	2,700,347
Tele2 AB, Class B	201,183	2,515,989
Telefonaktiebolaget LM Ericsson, Class B	1,241,769	10,355,748
Telia Co. AB	1,143,129	5,272,609
Volvo AB, Class B	635,179	8,833,123

		128,774,715

Switzerland — 9.0%
ABB Ltd.	744,042	15,051,388
Adecco Group AG	62,628	3,096,765
Baloise Holding AG	19,665	2,889,567
Barry Callebaut AG	909	1,538,581
Chocoladefabriken Lindt & Spruengli AG	44	3,536,560
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	394	2,689,635
Cie Financiere Richemont SA	208,993	13,580,727
Clariant AG*	90,291	1,787,202
Coca-Cola HBC AG*	82,873	2,464,711
Credit Suisse Group AG*	1,030,614	12,152,178
Dufry AG*(b)	11,807	1,253,914
EMS-Chemie Holding AG	3,197	1,716,822
Ferguson PLC	94,126	6,020,955
Geberit AG	14,867	5,791,739
Givaudan SA	3,718	9,154,977
Glencore PLC*	4,637,485	17,145,777
Julius Baer Group Ltd.*	87,476	3,531,262
Kuehne + Nagel International AG	21,563	3,032,482
LafargeHolcim Ltd.*	195,435	8,761,857
Lonza Group AG*	30,172	9,751,803
Nestle SA	1,234,330	105,190,787
Novartis AG	874,982	79,664,044
Pargesa Holding SA	13,183	912,471
Partners Group Holding AG	7,069	4,631,060
Roche Holding AG	283,453	73,512,509
Schindler Holding AG	8,405	1,593,421

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Switzerland (Continued)
Schindler Holding AG Participation Certificates	15,425	$3,087,934
SGS SA	2,092	4,954,379
Sika AG	52,319	6,478,014
Sonova Holding AG	22,432	3,622,845
STMicroelectronics NV	273,775	4,007,552
Straumann Holding AG	4,191	2,563,136
Swatch Group AG — Bearer	12,428	3,698,358
Swatch Group AG — Registered	21,653	1,266,821
Swiss Life Holding AG*	13,997	5,490,640
Swiss Prime Site AG*	31,330	2,584,047
Swiss Re AG	122,811	11,218,389
Swisscom AG	10,645	5,107,000
Temenos AG*	24,070	2,980,290
UBS Group AG*	1,561,705	21,095,249
Vifor Pharma AG	18,753	2,311,628
Zurich Insurance Group AG	61,182	19,198,796

		490,118,272

United Arab Emirates — 0.0%
NMC Health PLC	38,143	1,602,941

United Kingdom — 14.4%
3i Group PLC	392,409	4,168,202
Admiral Group PLC	78,570	2,086,443
Anglo American PLC	421,812	8,418,180
Ashtead Group PLC	198,882	4,457,726
Associated British Foods PLC	143,225	4,423,882
AstraZeneca PLC	510,981	39,828,624
Auto Trader Group PLC, 144A	367,096	2,050,701
Aviva PLC	1,624,362	8,424,212
Babcock International Group PLC	95,149	688,660
BAE Systems PLC	1,291,258	8,083,731
Barclays PLC	6,885,345	14,290,438
Barratt Developments PLC	405,832	2,390,167
Berkeley Group Holdings PLC	49,598	2,038,828
BP PLC	8,048,978	53,333,018
British American Tobacco PLC	925,122	32,417,818
British Land Co. PLC REIT	381,469	2,744,430
BT Group PLC	3,401,071	11,354,527
Bunzl PLC	135,664	4,176,511
Burberry Group PLC	164,116	3,715,080
Centrica PLC	2,304,765	4,045,483
CNH Industrial NV	421,277	4,101,598
Coca-Cola European Partners PLC	88,242	4,283,267
Compass Group PLC	642,260	13,736,759
ConvaTec Group PLC, 144A	527,668	1,021,677
Croda International PLC	52,877	3,285,357
Diageo PLC	995,243	35,807,087
Direct Line Insurance Group PLC	518,915	2,168,813
easyJet PLC	67,102	951,234
Experian PLC	374,593	9,100,150
Fiat Chrysler Automobiles NV*	435,032	7,176,740
G4S PLC	586,127	1,448,550
GlaxoSmithKline PLC	2,003,089	41,390,060
Hammerson PLC REIT	325,898	1,602,954
Hargreaves Lansdown PLC	115,182	2,790,828
HSBC Holdings PLC	8,022,029	67,904,812
Imperial Brands PLC	384,759	11,815,658

	Number of Shares	Value
United Kingdom (Continued)
Informa PLC	513,610	$4,523,653
InterContinental Hotels Group PLC	69,613	3,725,561
International Consolidated Airlines Group SA	245,021	1,958,371
Intertek Group PLC	64,897	3,884,161
ITV PLC	1,494,852	2,765,775
J Sainsbury PLC	709,167	2,756,135
John Wood Group PLC	277,894	2,248,563
Johnson Matthey PLC	73,839	2,751,156
Kingfisher PLC	847,539	2,699,925
Land Securities Group PLC REIT	299,310	3,101,492
Legal & General Group PLC	2,458,136	7,670,908
Lloyds Banking Group PLC	29,000,795	20,457,759
London Stock Exchange Group PLC	127,180	6,535,805
Marks & Spencer Group PLC	655,384	2,444,391
Meggitt PLC	312,830	2,065,655
Melrose Industries PLC	1,905,349	4,287,630
Merlin Entertainments PLC, 144A	291,541	1,248,591
Micro Focus International PLC	183,386	3,596,308
Mondi PLC	148,858	3,242,600
National Grid PLC	1,352,623	14,355,612
Next PLC	57,225	3,573,737
Pearson PLC	313,299	3,846,075
Persimmon PLC	129,389	3,132,586
Prudential PLC	1,046,802	20,548,415
Reckitt Benckiser Group PLC	269,569	22,368,477
RELX PLC	794,254	16,522,078
Rio Tinto Ltd.	149,651	8,015,338
Rio Tinto PLC	477,197	21,641,022
Rolls-Royce Holdings PLC*	677,197	7,331,310
Rolls-Royce Holdings PLC —Entitlement*(d)	30,603,202	38,996
Royal Bank of Scotland Group PLC	1,929,547	5,364,907
Royal Mail PLC	335,605	1,367,600
RSA Insurance Group PLC	415,090	2,869,949
Sage Group PLC	447,596	3,315,991
Schroders PLC	47,999	1,545,573
Segro PLC REIT	407,677	3,133,499
Severn Trent PLC	96,113	2,241,224
Smith & Nephew PLC	352,393	6,398,736
Smiths Group PLC	150,298	2,661,116
SSE PLC	408,216	5,698,420
St James’s Place PLC	213,310	2,733,036
Standard Chartered PLC	1,126,177	8,745,027
Standard Life Aberdeen PLC	979,840	3,313,662
Taylor Wimpey PLC	1,262,057	2,154,943
Tesco PLC	3,937,397	9,911,476
Unilever NV	622,793	34,551,823
Unilever PLC	455,769	24,644,560
United Utilities Group PLC	258,079	2,500,615
Vodafone Group PLC	10,763,709	23,171,093
Weir Group PLC	92,418	1,735,826
Whitbread PLC	74,128	4,343,135
Wm Morrison Supermarkets PLC	890,889	2,697,256
WPP PLC	509,338	5,619,216

		785,778,973

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
United States — 0.5%
Carnival PLC	72,594	$4,211,632
Shire PLC	368,930	21,389,836

		25,601,468

TOTAL COMMON STOCKS (Cost $5,636,816,135)		5,285,393,055

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	20,998	1,523,782
FUCHS PETROLUB SE	26,713	1,105,645
Henkel AG & Co. KGaA	71,941	8,299,224
Porsche Automobil Holding SE	61,509	3,934,359
Sartorius AG	14,360	1,822,414
Volkswagen AG	74,250	12,516,359

		29,201,783

TOTAL PREFERRED STOCKS (Cost $37,964,783)		29,201,783

SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (e)(f) (Cost $67,371,547)	67,371,547	67,371,547

	Number of Shares	Value
United States (Continued)
CASH EQUIVALENTS — 1.6%
DWS ESG Liquidity Fund “Capital Shares”, 2.44% (e)	50,000,000	$50,000,000
DWS Government Money Market Series “Institutional Shares”, 2.15% (e)	39,783,595	39,783,595

TOTAL CASH EQUIVALENTS (Cost $89,783,595)		89,783,595

TOTAL INVESTMENTS — 100.1% (Cost $5,831,936,060)		$5,471,749,980
Other assets and liabilities, net — (0.1%)		(6,225,387)

NET ASSETS — 100.0%		$5,465,524,593

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
8,570,145	470,890	(602,292)		(23,776)	(1,185,697)	—	—	791,974	7,229,270

SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12%, (e)(f)
206,357,389	—	(138,985,842	) (g)	—	—	631,337	—	67,371,547	67,371,547
CASH EQUIVALENTS — 1.6%
DWS ESG Liquidity Fund “Capital Shares”, 2.44% (e)
—	50,000,000	—		—	—	46,651	—	50,000,000	50,000,000
DWS Government Money Market Series “Institutional Shares”, 2.15% (e)
—	514,826,994	(475,043,399)		—	—	332,867	—	39,783,595	39,783,595

214,927,534	565,297,884	(614,631,533)		(23,776)	(1,185,697)	1,010,855	—	157,947,116	164,384,412

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $65,475,199, which is 1.2% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $7,850,319.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

(g)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	58	$6,882,055	$6,818,091	12/21/2018	$(86,356)
CAC40 10 EURO Futures	EUR	245	13,981,001	13,840,554	12/21/2018	(185,405)
DAX Index Futures	EUR	38	13,443,602	12,097,225	12/21/2018	(930,280)
FTSE/MIB Index Futures	EUR	23	2,827,772	2,496,304	12/21/2018	(245,932)
FTSE 100 Index Futures	GBP	221	21,176,631	19,625,232	12/21/2018	(905,420)
HANG SENG Index Futures	HKD	27	4,572,446	4,577,818	12/28/2018	5,279
IBEX 35 Index Futures	EUR	35	3,579,631	3,582,338	12/21/2018	(8,811)
MSCI EAFE Futures	USD	285	27,083,790	25,882,275	12/21/2018	(1,201,515)
MSCI SING IX ETS	SGD	70	1,764,451	1,778,446	12/28/2018	10,713
OMXS30 Index Futures	SEK	182	3,039,610	3,022,788	12/21/2018	(2,444)
SPI 200 Futures	AUD	90	9,377,001	9,331,009	12/20/2018	(297,157)
SWISS MKT IX Futures	CHF	139	12,868,322	12,570,592	12/21/2018	180,829
TOPIX Index Futures	JPY	230	34,830,335	33,796,415	12/13/2018	(389,224)

Total net unrealized depreciation						$(4,055,723)

As of November 30, 2018, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/5/2018	AUD	202,974,700	USD	143,903,379	$—	$(4,463,619)
RBC Capital Markets	12/5/2018	AUD	23,000,000	USD	16,305,505	—	(506,644)
The Bank of Nova Scotia	12/5/2018	AUD	310,652,742	USD	220,231,048	—	(6,844,616)
JP Morgan & Chase Co.	12/5/2018	CHF	96,576,800	USD	96,285,728	—	(443,773)
RBC Capital Markets	12/5/2018	CHF	117,430,800	USD	117,045,720	—	(570,754)
The Bank of New York Mellon	12/5/2018	CHF	67,308,400	USD	67,104,470	—	(310,354)
The Bank of Nova Scotia	12/5/2018	CHF	195,193,500	USD	194,549,541	—	(952,586)
JP Morgan & Chase Co.	12/5/2018	DKK	171,600,800	USD	26,130,214	85,466	—
RBC Capital Markets	12/5/2018	DKK	162,848,700	USD	24,791,240	74,844	—
The Bank of New York Mellon	12/5/2018	DKK	57,363,600	USD	8,735,040	28,667	—
The Bank of Nova Scotia	12/5/2018	DKK	233,296,100	USD	35,510,921	102,355	—
Goldman Sachs & Co.	12/5/2018	EUR	304,547,200	USD	345,931,510	964,673	—
JP Morgan & Chase Co.	12/5/2018	EUR	509,397,100	USD	578,625,694	1,621,189	—
RBC Capital Markets	12/5/2018	EUR	552,809,800	USD	627,798,449	1,619,492	—
The Bank of New York Mellon	12/5/2018	EUR	41,575,000	USD	47,225,458	132,606	—
The Bank of Nova Scotia	12/5/2018	EUR	193,137,200	USD	219,334,330	563,877	—
Goldman Sachs & Co.	12/5/2018	GBP	52,179,600	USD	66,764,059	252,242	—
JP Morgan & Chase Co.	12/5/2018	GBP	275,957,000	USD	353,093,329	1,338,971	—
RBC Capital Markets	12/5/2018	GBP	159,532,500	USD	204,101,095	749,659	—
The Bank of New York Mellon	12/5/2018	GBP	118,775,700	USD	151,977,665	577,737	—
The Bank of Nova Scotia	12/5/2018	GBP	168,610,900	USD	215,714,041	790,634	—
JP Morgan & Chase Co.	12/5/2018	HKD	495,832,400	USD	63,318,497	—	(64,088)
RBC Capital Markets	12/5/2018	HKD	323,985,200	USD	41,369,495	—	(45,748)
The Bank of New York Mellon	12/5/2018	HKD	67,018,400	USD	8,558,199	—	(8,808)
The Bank of Nova Scotia	12/5/2018	HKD	613,610,800	USD	78,342,628	—	(95,648)
Goldman Sachs & Co.	12/5/2018	ILS	8,809,400	USD	2,373,030	3,116	—
JP Morgan & Chase Co.	12/5/2018	ILS	13,245,900	USD	3,567,764	4,338	—

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	12/5/2018	ILS	2,176,200	USD	586,086	$642	$—
The Bank of Nova Scotia	12/5/2018	ILS	37,389,200	USD	10,066,555	8,072	—
Goldman Sachs & Co.	12/5/2018	JPY	31,798,412,800	USD	282,405,297	2,124,801	—
JP Morgan & Chase Co.	12/5/2018	JPY	44,154,971,400	USD	392,152,603	2,957,792	—
RBC Capital Markets	12/5/2018	JPY	40,880,813,600	USD	363,001,035	2,665,607	—
The Bank of New York Mellon	12/5/2018	JPY	25,920,516,100	USD	230,210,188	1,739,190	—
The Bank of Nova Scotia	12/5/2018	JPY	16,751,930,200	USD	148,746,062	1,089,657	—
Goldman Sachs & Co.	12/5/2018	NOK	46,893,700	USD	5,586,940	129,475	—
JP Morgan & Chase Co.	12/5/2018	NOK	44,938,100	USD	5,353,696	123,823	—
RBC Capital Markets	12/5/2018	NOK	102,665,200	USD	12,229,400	281,275	—
The Bank of New York Mellon	12/5/2018	NOK	84,162,700	USD	10,026,754	231,941	—
The Bank of Nova Scotia	12/5/2018	NOK	78,496,300	USD	9,349,862	214,502	—
JP Morgan & Chase Co.	12/5/2018	NZD	1,338,000	USD	873,982	—	(45,834)
RBC Capital Markets	12/5/2018	NZD	6,408,200	USD	4,185,836	—	(219,515)
The Bank of Nova Scotia	12/5/2018	NZD	11,788,100	USD	7,699,398	—	(404,395)
JP Morgan & Chase Co.	12/5/2018	SEK	256,280,500	USD	28,113,898	—	(53,742)
RBC Capital Markets	12/5/2018	SEK	524,605,000	USD	57,535,726	—	(123,303)
The Bank of New York Mellon	12/5/2018	SEK	175,078,200	USD	19,206,048	—	(36,695)
The Bank of Nova Scotia	12/5/2018	SEK	444,408,700	USD	48,735,971	—	(108,730)
Goldman Sachs & Co.	12/5/2018	SGD	7,552,700	USD	5,457,350	—	(48,443)
JP Morgan & Chase Co.	12/5/2018	SGD	47,627,600	USD	34,415,890	—	(303,841)
RBC Capital Markets	12/5/2018	SGD	31,316,400	USD	22,627,620	—	(201,517)
The Bank of Nova Scotia	12/5/2018	SGD	10,591,300	USD	7,652,397	—	(68,485)
JP Morgan & Chase Co.	12/5/2018	USD	148,222,275	AUD	202,974,700	144,723	—
RBC Capital Markets	12/5/2018	USD	16,795,750	AUD	23,000,000	16,399	—
The Bank of Nova Scotia	12/5/2018	USD	2,502,150	AUD	3,436,500	9,804	—
The Bank of Nova Scotia	12/5/2018	USD	211,828,687	AUD	290,076,942	206,828	—
The Bank of Nova Scotia	12/5/2018	USD	10,933,797	AUD	15,421,000	338,383	—
The Bank of Nova Scotia	12/5/2018	USD	1,239,805	AUD	1,718,300	16,209	—
JP Morgan & Chase Co.	12/5/2018	USD	96,639,616	CHF	96,576,800	89,885	—
RBC Capital Markets	12/5/2018	USD	117,507,180	CHF	117,430,800	109,294	—
The Bank of New York Mellon	12/5/2018	USD	1,568,113	CHF	1,570,900	5,270	—
The Bank of New York Mellon	12/5/2018	USD	65,786,774	CHF	65,737,500	54,666	—
The Bank of Nova Scotia	12/5/2018	USD	3,144,174	CHF	3,141,800	2,594	—
The Bank of Nova Scotia	12/5/2018	USD	192,176,615	CHF	192,051,700	178,745	—
JP Morgan & Chase Co.	12/5/2018	USD	20,400,438	DKK	134,456,800	6,772	—
JP Morgan & Chase Co.	12/5/2018	USD	5,656,447	DKK	37,144,000	—	(18,909)
RBC Capital Markets	12/5/2018	USD	595,843	DKK	3,876,700	—	(7,456)
RBC Capital Markets	12/5/2018	USD	24,118,093	DKK	158,972,000	9,916	—
The Bank of New York Mellon	12/5/2018	USD	8,409,439	DKK	55,425,300	2,748	—
The Bank of New York Mellon	12/5/2018	USD	297,164	DKK	1,938,300	—	(2,979)
The Bank of Nova Scotia	12/5/2018	USD	35,394,013	DKK	233,296,100	14,553	—
Goldman Sachs & Co.	12/5/2018	USD	5,564,427	EUR	4,866,600	—	(51,929)
Goldman Sachs & Co.	12/5/2018	USD	11,157,469	EUR	9,733,200	—	(132,474)
Goldman Sachs & Co.	12/5/2018	USD	142,282,566	EUR	125,258,000	—	(400,270)
Goldman Sachs & Co.	12/5/2018	USD	186,484,231	EUR	164,689,400	62,818	—
JP Morgan & Chase Co.	12/5/2018	USD	576,764,866	EUR	509,397,100	239,638	—
RBC Capital Markets	12/5/2018	USD	625,918,896	EUR	552,809,800	260,061	—
The Bank of New York Mellon	12/5/2018	USD	47,077,036	EUR	41,575,000	15,817	—
The Bank of Nova Scotia	12/5/2018	USD	218,679,595	EUR	193,137,200	90,859	—
Goldman Sachs & Co.	12/5/2018	USD	3,171,277	GBP	2,428,800	—	(75,356)
Goldman Sachs & Co.	12/5/2018	USD	49,034,379	GBP	38,322,000	—	(186,440)
Goldman Sachs & Co.	12/5/2018	USD	8,384,582	GBP	6,571,200	—	(8,464)
Goldman Sachs & Co.	12/5/2018	USD	6,388,983	GBP	4,857,600	—	(197,141)
JP Morgan & Chase Co.	12/5/2018	USD	352,093,536	GBP	275,957,000	—	(339,179)
RBC Capital Markets	12/5/2018	USD	203,547,517	GBP	159,532,500	—	(196,082)
The Bank of New York Mellon	12/5/2018	USD	151,553,042	GBP	118,775,700	—	(153,114)
The Bank of Nova Scotia	12/5/2018	USD	215,130,647	GBP	168,610,900	—	(207,240)
JP Morgan & Chase Co.	12/5/2018	USD	63,359,090	HKD	495,832,400	23,495	—
RBC Capital Markets	12/5/2018	USD	41,399,891	HKD	323,985,200	15,352	—

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	12/5/2018	USD	8,564,230	HKD	67,018,400	$2,776	$—
The Bank of Nova Scotia	12/5/2018	USD	56,705,057	HKD	443,759,600	21,027	—
The Bank of Nova Scotia	12/5/2018	USD	19,994,432	HKD	156,560,000	18,737	—
The Bank of Nova Scotia	12/5/2018	USD	1,132,953	HKD	8,860,800	—	(271)
The Bank of Nova Scotia	12/5/2018	USD	566,400	HKD	4,430,400	—	(59)
Goldman Sachs & Co.	12/5/2018	USD	2,362,593	ILS	8,809,400	7,321	—
JP Morgan & Chase Co.	12/5/2018	USD	3,552,408	ILS	13,245,900	11,018	—
RBC Capital Markets	12/5/2018	USD	55,212	ILS	203,100	—	(574)
RBC Capital Markets	12/5/2018	USD	420,209	ILS	1,566,800	1,294	—
RBC Capital Markets	12/5/2018	USD	111,032	ILS	406,300	—	(1,728)
The Bank of Nova Scotia	12/5/2018	USD	10,026,737	ILS	37,389,200	31,746	—
Goldman Sachs & Co.	12/5/2018	USD	4,320,317	JPY	488,153,900	—	(17,586)
Goldman Sachs & Co.	12/5/2018	USD	166,464,205	JPY	18,900,662,100	131,750	—
Goldman Sachs & Co.	12/5/2018	USD	8,615,973	JPY	976,307,800	—	(10,511)
Goldman Sachs & Co.	12/5/2018	USD	101,542,856	JPY	11,433,289,000	—	(766,509)
JP Morgan & Chase Co.	12/5/2018	USD	388,859,281	JPY	44,154,971,400	335,530	—
RBC Capital Markets	12/5/2018	USD	360,024,779	JPY	40,880,813,600	310,650	—
The Bank of New York Mellon	12/5/2018	USD	228,292,124	JPY	25,920,516,100	178,873	—
The Bank of Nova Scotia	12/5/2018	USD	147,529,108	JPY	16,751,930,200	127,297	—
Goldman Sachs & Co.	12/5/2018	USD	141,040	NOK	1,177,400	—	(4,015)
Goldman Sachs & Co.	12/5/2018	USD	5,314,103	NOK	45,716,300	6,338	—
JP Morgan & Chase Co.	12/5/2018	USD	4,949,854	NOK	42,583,200	5,958	—
JP Morgan & Chase Co.	12/5/2018	USD	282,650	NOK	2,354,900	—	(8,588)
RBC Capital Markets	12/5/2018	USD	11,933,795	NOK	102,665,200	14,329	—
The Bank of New York Mellon	12/5/2018	USD	9,783,054	NOK	84,162,700	11,759	—
The Bank of Nova Scotia	12/5/2018	USD	9,124,029	NOK	78,496,300	11,331	—
JP Morgan & Chase Co.	12/5/2018	USD	830,614	NZD	1,209,200	657	—
JP Morgan & Chase Co.	12/5/2018	USD	87,407	NZD	128,800	1,137	—
RBC Capital Markets	12/5/2018	USD	4,401,869	NZD	6,408,200	3,482	—
The Bank of Nova Scotia	12/5/2018	USD	42,949	NZD	64,400	1,323	—
The Bank of Nova Scotia	12/5/2018	USD	8,053,010	NZD	11,723,700	6,511	—
JP Morgan & Chase Co.	12/5/2018	USD	28,161,328	SEK	256,280,500	6,313	—
RBC Capital Markets	12/5/2018	USD	11,062,310	SEK	100,835,000	20,406	—
RBC Capital Markets	12/5/2018	USD	952,417	SEK	8,568,400	—	(10,669)
RBC Capital Markets	12/5/2018	USD	45,621,035	SEK	415,201,600	13,531	—
The Bank of New York Mellon	12/5/2018	USD	19,238,466	SEK	175,078,200	4,277	—
The Bank of Nova Scotia	12/5/2018	USD	48,359,484	SEK	440,124,500	14,343	—
The Bank of Nova Scotia	12/5/2018	USD	474,276	SEK	4,284,200	—	(3,402)
Goldman Sachs & Co.	12/5/2018	USD	223,913	SGD	307,600	322	—
Goldman Sachs & Co.	12/5/2018	USD	448,877	SGD	615,200	—	(406)
Goldman Sachs & Co.	12/5/2018	USD	2,073,550	SGD	2,844,900	335	—
Goldman Sachs & Co.	12/5/2018	USD	2,734,894	SGD	3,785,000	24,309	—
JP Morgan & Chase Co.	12/5/2018	USD	34,714,171	SGD	47,627,600	5,560	—
RBC Capital Markets	12/5/2018	USD	22,825,364	SGD	31,316,400	3,773	—
The Bank of Nova Scotia	12/5/2018	USD	7,719,606	SGD	10,591,300	1,276	—
JP Morgan & Chase Co.	1/4/2019	AUD	202,974,700	USD	148,291,286	—	(154,923)
RBC Capital Markets	1/4/2019	AUD	23,000,000	USD	16,803,685	—	(17,440)
The Bank of Nova Scotia	1/4/2019	AUD	290,076,942	USD	211,925,863	—	(222,856)
JP Morgan & Chase Co.	1/4/2019	CHF	96,576,800	USD	96,982,186	—	(97,922)
RBC Capital Markets	1/4/2019	CHF	117,430,800	USD	117,923,721	—	(119,067)
RBC Capital Markets	1/4/2019	CHF	4,000,000	USD	4,017,137	—	(3,709)
The Bank of New York Mellon	1/4/2019	CHF	65,737,500	USD	66,007,471	—	(72,619)
The Bank of Nova Scotia	1/4/2019	CHF	192,051,700	USD	192,853,973	—	(198,601)
JP Morgan & Chase Co.	1/4/2019	DKK	134,456,800	USD	20,466,942	—	(7,704)
RBC Capital Markets	1/4/2019	DKK	26,000,000	USD	3,957,315	—	(1,881)
RBC Capital Markets	1/4/2019	DKK	158,972,000	USD	24,195,547	—	(12,196)
The Bank of New York Mellon	1/4/2019	DKK	55,425,300	USD	8,437,483	—	(2,503)
The Bank of Nova Scotia	1/4/2019	DKK	233,296,100	USD	35,503,356	—	(22,220)
Goldman Sachs & Co.	1/4/2019	EUR	164,689,400	USD	187,054,550	—	(78,843)
JP Morgan & Chase Co.	1/4/2019	EUR	509,397,100	USD	578,522,286	—	(295,827)

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	1/4/2019	EUR	12,000,000	USD	13,629,264	$—	$(6,105)
RBC Capital Markets	1/4/2019	EUR	552,809,800	USD	627,815,034	—	(332,095)
The Bank of New York Mellon	1/4/2019	EUR	41,575,000	USD	47,222,132	—	(18,740)
The Bank of Nova Scotia	1/4/2019	EUR	193,137,200	USD	219,342,248	—	(115,832)
Goldman Sachs & Co.	1/4/2019	GBP	6,571,200	USD	8,400,694	8,444	—
JP Morgan & Chase Co.	1/4/2019	GBP	275,957,000	USD	352,753,074	321,214	—
RBC Capital Markets	1/4/2019	GBP	159,532,500	USD	203,937,574	194,470	—
The Bank of New York Mellon	1/4/2019	GBP	118,775,700	USD	151,840,479	148,945	—
The Bank of Nova Scotia	1/4/2019	GBP	168,610,900	USD	215,537,000	199,635	—
JP Morgan & Chase Co.	1/4/2019	HKD	495,832,400	USD	63,410,138	—	(28,335)
RBC Capital Markets	1/4/2019	HKD	323,985,200	USD	41,432,982	—	(18,779)
The Bank of New York Mellon	1/4/2019	HKD	67,018,400	USD	8,570,868	—	(3,693)
The Bank of Nova Scotia	1/4/2019	HKD	443,759,600	USD	56,744,938	—	(31,164)
The Bank of Nova Scotia	1/4/2019	HKD	120,000,000	USD	15,343,954	—	(9,251)
Goldman Sachs & Co.	1/4/2019	ILS	8,809,400	USD	2,366,750	—	(8,532)
JP Morgan & Chase Co.	1/4/2019	ILS	13,245,900	USD	3,559,666	—	(11,832)
RBC Capital Markets	1/4/2019	ILS	1,566,800	USD	421,000	—	(1,457)
The Bank of Nova Scotia	1/4/2019	ILS	37,389,200	USD	10,045,864	—	(35,402)
Goldman Sachs & Co.	1/4/2019	NOK	45,716,300	USD	5,322,192	—	(6,490)
JP Morgan & Chase Co.	1/4/2019	NOK	42,583,200	USD	4,957,457	—	(6,032)
RBC Capital Markets	1/4/2019	NOK	102,665,200	USD	11,951,521	—	(15,114)
The Bank of New York Mellon	1/4/2019	NOK	84,162,700	USD	9,797,967	—	(12,020)
The Bank of Nova Scotia	1/4/2019	NOK	78,496,300	USD	9,135,710	—	(13,803)
JP Morgan & Chase Co.	1/4/2019	NZD	1,209,200	USD	830,999	—	(690)
RBC Capital Markets	1/4/2019	NZD	6,408,200	USD	4,403,843	—	(3,720)
The Bank of Nova Scotia	1/4/2019	NZD	11,723,700	USD	8,056,292	—	(7,275)
JP Morgan & Chase Co.	1/4/2019	SEK	256,280,500	USD	28,253,822	—	(6,688)
RBC Capital Markets	1/4/2019	SEK	415,201,600	USD	45,769,390	—	(15,634)
The Bank of New York Mellon	1/4/2019	SEK	175,078,200	USD	19,302,063	—	(4,124)
The Bank of Nova Scotia	1/4/2019	SEK	440,124,500	USD	48,508,724	—	(24,594)
Goldman Sachs & Co.	1/4/2019	SGD	2,844,900	USD	2,074,449	—	(651)
JP Morgan & Chase Co.	1/4/2019	SGD	47,627,600	USD	34,730,727	—	(9,351)
RBC Capital Markets	1/4/2019	SGD	31,316,400	USD	22,837,016	—	(5,499)
The Bank of Nova Scotia	1/4/2019	SGD	10,591,300	USD	7,722,139	—	(3,268)
Goldman Sachs & Co.	1/7/2019	JPY	18,900,662,100	USD	167,041,056	—	(125,736)
JP Morgan & Chase Co.	1/7/2019	JPY	4,200,000,000	USD	37,118,606	—	(28,268)
JP Morgan & Chase Co.	1/7/2019	JPY	44,154,971,400	USD	390,213,258	—	(315,122)
RBC Capital Markets	1/7/2019	JPY	40,880,813,600	USD	361,265,585	—	(304,526)
The Bank of New York Mellon	1/7/2019	JPY	25,920,516,100	USD	229,084,045	—	(169,804)
The Bank of Nova Scotia	1/7/2019	JPY	16,751,930,200	USD	148,037,559	—	(124,787)

Total unrealized appreciation (depreciation)						$24,599,469	$(21,855,213)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2018 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$5,285,354,059	$—	$38,996	$5,285,393,055
Preferred Stocks	29,201,783	—	—	29,201,783
Short-Term Investments (h)	157,155,142	—	—	157,155,142
Derivatives (i)
Forward Foreign Currency Contracts	—	24,599,469	—	24,599,469
Futures Contracts	196,821	—	—	196,821

TOTAL	$5,471,907,805	$24,599,469	$38,996	$5,496,546,270

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(21,855,213)	$—	$(21,855,213)
Futures Contracts	(4,252,544)	—	—	(4,252,544)

TOTAL	$(4,252,544)	$(21,855,213)	$—	$(26,107,757)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	18

DBX ETF Trust

Statement of Assets and Liabilities

November 30, 2018 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$5,307,365,568
Investments in affiliated securities at value	7,229,270
Investment in DWS ESG Liquidity Fund*	50,000,000
Investment in DWS Government Money Market Series*	39,783,595
Investment in DWS Government & Agency Securities Portfolio**	67,371,547
Foreign currency at value	12,651,976
Receivable for return of collateral pledged for forward foreign currency contracts	15,070,000
Unrealized appreciation on forward foreign currency contracts	24,599,469
Deposit with broker for futures contracts	7,604,688
Receivables:
Investment securities sold	22,924,305
Dividends	15,736,856
Interest	123,658
Securities lending income	86,283
Foreign tax reclaim	18,560,591

Total Assets	$5,589,107,806

Liabilities
Payable upon return of securities loaned	$67,371,547
Payable upon return of deposit for forward foreign currency contracts	1,250,000
Unrealized depreciation on forward foreign currency contracts	21,855,213
Payables:
Investment securities purchased	31,111,777
Investment advisory fees	1,559,281
Variation margin on futures contracts	435,395

Total Liabilities	123,583,213

Net Assets, at value	$5,465,524,593

Net Assets Consist of
Paid-in capital	$5,866,016,122
Distributable earnings (loss)	(400,491,529)

Net Assets, at value	$5,465,524,593

Number of Common Shares outstanding	180,150,800

Net Asset Value	$30.34

Investments in non-affiliated securities at cost	$5,650,621,628

Investments in affiliated securities at cost	$24,159,290

Value of securities loaned	$65,475,199

Investment in DWS ESG Liquidity Fund at cost*	$50,000,000

Investment in DWS Government Money Market Series at cost*	$39,783,595

Investment in DWS Government & Agency Securities Portfolio at cost**	$67,371,547

Non-cash collateral for securities on loan	$7,850,319

Foreign currency at cost	$12,668,863

* Includes collateral held for forward foreign currency contracts	$1,250,000

**	Represents collateral on securities loaned.

See Notes to Financial Statements.	19

DBX ETF Trust

Statement of Operations

For the Six Months Ended November 30, 2018 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$67,918,243
Income distributions from affiliated funds	379,518
Affiliated securities lending income	631,337

Total Investment Income	68,929,098

Expenses
Investment advisory fees	10,268,033
Other expenses	503,537

Total Expenses	10,771,570
Less fees waived (See Note 3):
Waiver	(16,353)

Net Expenses	10,755,217

Net Investment income (loss)	58,173,881

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(7,458,564)
In-kind redemptions	46,679,610
In-kind redemptions in affiliates	(23,776)
Futures contracts	(5,927,780)
Foreign currency transactions	(2,626,977)
Forward foreign currency contracts	358,459,909

Net realized gain (loss)	389,102,422
Net change in unrealized appreciation (depreciation) on:
Investments	(561,125,155)
Investments in affiliates	(1,185,697)
Futures contracts	(3,957,735)
Foreign currency translations	(20,155)
Forward foreign currency contracts	(100,664,706)

Net change in unrealized appreciation (depreciation)	(666,953,448)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(277,851,026)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(219,677,145)

* Unaffiliated foreign tax withheld	$4,251,312

See Notes to Financial Statements.	20

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI EAFE Hedged Equity ETF
	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$58,173,881	$179,604,129
Net realized gain (loss)	389,102,422	(62,238,754)
Net change in net unrealized appreciation (depreciation)	(666,953,448)	338,069,505

Net increase (decrease) in net assets resulting from operations	(219,677,145)	455,434,880

Distributions to Shareholders	(56,926,310)	(244,654,328)*

Fund Shares Transactions
Proceeds from shares sold	—	242,635,204
Value of shares redeemed	(398,291,058)	(2,950,986,126)

Net increase (decrease) in net assets resulting from fund share transactions	(398,291,058)	(2,708,350,922)

Total net increase (decrease) in Net Assets	(674,894,513)	(2,497,570,370)

Net Assets
Beginning of period	6,140,419,106	8,637,989,476

End of period	$5,465,524,593	$6,140,419,106 **

Changes in Shares Outstanding
Shares outstanding, beginning of period	192,750,800	281,550,800
Shares sold	—	7,600,000
Shares redeemed	(12,600,000)	(96,400,000)

Shares outstanding, end of period	180,150,800	192,750,800

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $105,948,751.

See Notes to Financial Statements.	21

DBX ETF Trust

Financial Highlights

Xtrackers MSCI EAFE Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015		Year Ended 5/31/2014
Net Asset Value, beginning of period	$31.86		$30.68	$26.48	$30.75	$27.81		$25.09

Income (loss) from investment operations:
Net investment income (loss)(a)	0.31		0.80	0.74	0.76	1.41		1.18
Net realized and unrealized gain (loss)	(1.53)		1.33	4.18	(4.03)	2.90		1.95

Total from investment operations	(1.22)		2.13	4.92	(3.27)	4.31		3.13

Less distributions from:
Net investment income	(0.30)		(0.95)	(0.72)	(0.88)	(1.37)		(0.41)
Net realized gains	—		—	—	(0.12)	(0.00	)(b)	—

Total distributions	(0.30)		(0.95)	(0.72)	(1.00)	(1.37)		(0.41)

Net Asset Value, end of period	$30.34		$31.86	$30.68	$26.48	$30.75		$27.81

Total Return (%)	(3.87	)(c)**	7.05	19.17	(10.90)	16.22		12.74 (c)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5,466		6,140	8,638	11,984	12,268		563
Ratio of expenses before fee waiver (%)	0.37	*	0.35	0.35	0.35	0.35		0.36
Ratio of expenses after fee waiver (%)	0.37	*	0.35	0.35	0.35	0.35		0.35
Ratio of net investment income (loss) (%)	1.98	*	2.57	2.72	2.82	4.81		4.48
Portfolio turnover rate (%)(d)	1	**	10	14	15	12		10

(a)	Based on average shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	22

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2018, the Trust consists of thirty-six investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), a diversified series of the Trust.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (“Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of the Fund is to track the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”).

MSCI is the creator of the Underlying Index. The Underlying Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Fund in connection with the licensing agreement.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the

23

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation    The Net Asset Value (“NAV”), of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-ended investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and

24

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. For the period ended November 30, 2018, the Fund did not incur any interest or penalties.

At May 31, 2018, for Federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term	Long-Term	Total Amount
$148,602,700	$159,306,729	$307,909,429

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. During the year ended May 31, 2018, the Fund incurred and will elect to defer net capital losses as follows:

Post-October Losses on Capital
$82,498,974

As of May 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
$5,988,098,264	$160,852,259	$751,845,014	$(590,992,755)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in

25

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

unrealized appreciation (depreciation). Foreign taxes payable as of November 30, 2018, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2018, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of November 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2018, the Fund had securities on loan, which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$67,371,547	$—	$471,987	$7,378,332	$75,221,866

Gross amount of recognized liabilities for securities lending transactions					$75,221,866

Derivatives

Forward Foreign Currency Contracts    The Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2018, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

26

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2018 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the period ended November 30, 2018.

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2018, the Fund utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2018 is included in a table following the Fund’s Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Equity contracts	Unrealized appreciation on futures contracts*	$196,821	Unrealized depreciation on futures contracts*	$4,252,544
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	24,599,469	Unrealized depreciation on forward foreign currency contracts	21,855,213

	Total	$24,796,290	Total	$26,107,757

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

27

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts— Equity Contracts	Forward Foreign Currency Contracts— Foreign Exchange Contracts	Total
$(5,927,780)	$358,459,909	$352,532,129

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts— Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$(3,957,735)	$(100,664,706)	$(104,622,441)

For the period ended November 30, 2018 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
$170,683,914	$(5,742,274,010)

As of November 30, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivatives Liabilities
Goldman Sachs & Co.	$3,715,944	$(2,119,796)	$430,000	$1,166,148	$2,119,796	$(2,119,796)	$—	$—
JP Morgan & Chase Co.	7,323,479	(6,710,372)	—	613,107	6,710,372	(6,710,372)	—	—
RBC Capital Markets	6,364,476	(2,735,107)	—	3,629,369	2,735,107	(2,735,107)	—	—
The Bank of New York Mellon	3,135,272	(795,453)	820,000	1,519,819	795,453	(795,453)	—	—
The Bank of Nova Scotia	4,060,298	(4,060,298)	—	—	9,494,485	(4,060,298)	(5,434,187)	—

	$24,599,469	$(16,421,026)	$1,250,000	$6,928,443	$21,855,213	$(16,421,026)	$(5,434,187)	$—

(a)	The actual collateral received or pledged may be more than amount shown.

Affiliated Cash Management Vehicles    The Fund may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each

28

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

affiliated money market fund in which it invests. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Fund equal to such acquired fund’s fees and expenses on the Fund’s assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s daily average net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.35%.

The Advisor for the Fund has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period from June 1, 2018 through November 30, 2018, the Advisor waived $16,353 of expenses to the Fund.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	Sales
$414,556,159	$79,828,036

For the period ended November 30, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$—	$385,943,606

5. Fund Share Transactions

As of November 30, 2018, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

29

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about the Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

30

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

31

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of Deutsche Asset Management International GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049078-3 (1/19) DBX003656 (1/20)

November 30, 2018

Semi-Annual Report

DBX ETF Trust

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our ETFs tracking the fixed income market for the period ended November 30, 2018.

The global economy peaked and was divergent as growth moderated to its long-term trend. Economic momentum in the U.S. remained strong, driven by corporate earnings, tax cuts, increased consumer spending, strong employment data and lagged effects of easier financial conditions. Meanwhile, Eurozone growth slowed down during the reporting period as geopolitical risks persisted and inflation inched higher; however, stronger wage growth and still-easy financial conditions pointed to domestic resilience. On the other hand, emerging markets recovered in the second half of the year as policymakers focused on inflation and currency control.

Global equity markets experienced selling pressure, due to monetary tightening in the U.S. and fears surrounding U.S.-China trade disputes. However, in the U.S., equity markets were buoyed by strong earnings and robust underlying growth. Although the Eurozone was hit by weaker trade growth and new vehicle emission standards, the economy received support from improving labor markets and a moderate expansionary fiscal stance. Furthermore, tension between Italy and the European Commission (EC) persists, as it is in the electoral interest of the government to deliver a less austere budget.

Fixed income markets experienced mixed performance, as the Federal Reserve Board (FRB) increased its interest rates by 0.25% at its June and September meetings. The FRB’s move was followed by strengthening labor markets, growing business investment and increased household spending. The European Central Bank remained committed to end its net asset purchases by December 2018, and the focus is now on quantitative easing reinvestments. Meanwhile, the Bank of Japan (BOJ) left its key short-term interest rate unchanged at its October meeting and kept the target for the 10-year Japanese government bond yield around zero percent. Diverging monetary policies of central banks drove bond markets, leading to an overall increase in global yields. The 10-year U.S. Treasury yield increased, hovering near multiyear highs, backed by strong economic data and an uptick in inflation expectations.

High-yield corporate bonds also proved resilient in the phase of rising yields, backed by strong corporate earnings and low default rates. Municipal bond markets outperformed both Treasuries and corporate bonds due to technical factors related to tax reforms.

The Bank of England (BOE) increased its benchmark rate from 0.50% to 0.75% in August, making it the second rate hike since the 2008 financial crisis. The BOE is also likely to increase rates gradually; however, the uncertainty surrounding Brexit1 remains the key challenge. Italian and German 10-year bond spreads widened to highest levels since 2013, amidst the potential clash between the Italian government and the EC over an expansionary budget. Elsewhere, the Japanese economy contracted during the reporting period due to lower private consumption, decline in public investments and a string of natural disasters. Nonetheless, emerging market bond fund flows remained stable, despite tightening US funding, rising trade conflicts and country-specific risks such as currency crises in Turkey and Argentina.

Although trade and political risks remain prominent, the global economy is expected to grow, albeit at a slightly slower pace. Furthermore, reduced unemployment rates, some acceleration in wage growth, along with fiscal easing should instill confidence in central banks to tighten policy further. Given this economic backdrop of a rising rate environment, hedging the interest rate exposure would play a significant role in managing investments in fixed income markets.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

This Page is Intentionally Left Blank

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

The Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Emerging Markets Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar denominated emerging markets bonds and is comprised of (a) long positions in U.S. dollar-denominated government debt issued by emerging market countries, and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets sovereign debt. It is not possible to invest directly into an index.

Quality* as of 11/30/18

Description	% of Market Value
AA	5.6%
A	21.5%
BBB	41.5%
BB	11.6%
B	19.8%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 11/30/18

Ecuador	5.7%
Qatar	5.5%
Colombia	5.4%
Indonesia	5.4%
Philippines	5.3%
Turkey	5.0%
Poland	4.8%
Egypt	4.6%
Ukraine	4.5%
Russia	4.5%
South Africa	4.5%
Peru	4.5%
Sri Lanka	4.4%
Hungary	4.4%
Uruguay	4.0%
Mexico	3.9%
Brazil	3.9%
Romania	2.7%
Panama	2.6%
Croatia	2.6%
Kazakhstan	2.6%
China	2.4%
Malaysia	2.3%
Chile	2.2%
Other	2.3%

Total	100.0%

Modified duration as of 11/30/18: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 12.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

The Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Yield Corporate Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds and is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the high yield bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/18

Description	% of Market Value
BBB	5.5%
BB	51.5%
B	33.9%
CCC	8.9%
C	0.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of 11/30/18

Communications	23.3%
Consumer, Non-cyclical	19.5%
Energy	13.8%
Consumer, Cyclical	12.6%
Financial	9.2%
Industrial	8.3%
Technology	5.4%
Basic Materials	4.8%
Utilities	2.9%
Diversified	0.2%

Total	100.0%

Modified duration as of 11/30/18: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percentage of total investments excluding cash equivalents. Sector percentages include the sector allocations of the Underlying Funds in which the Fund invests.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

The Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Investment Grade Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar denominated investment grade liquid corporate bonds and is comprised of (a) long positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/18

Description	% of Market Value
AAA	3.4%
AA	15.1%
A	38.6%
BBB	42.9%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 11/30/18

United States	84.6%
United Kingdom	4.9%
Netherlands	2.8%
Canada	2.1%
Japan	1.3%
Luxembourg	1.1%
Guernsey	0.9%
Australia	0.8%
Ireland	0.7%
France	0.7%
Norway	0.1%

Total	100.0%

Sector Diversification* as of 11/30/18

Financial	30.8%
Consumer, Non-cyclical	20.1%
Communications	13.3%
Energy	10.5%
Technology	9.7%
Consumer, Cyclical	6.3%
Industrial	5.4%
Utilities	2.2%
Basic Materials	1.7%

Total	100.0%

Modified duration as of 11/30/18: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 17.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Xtrackers Municipal Infrastructure Revenue Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Underlying Index s designed to track the performance of the U.S. long-term tax exempt bond market, consisting of infrastructure revenue bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/18

Description	% of Market Value
AAA	8.4%
AA	42.9%
A	46.6%
BBB	2.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of 11/30/18

Transportation	39.1%
Airport	17.8%
Water	19.8%
Power	10.2%
General	5.6%
Utilities	4.5%
Development	3.0%

Total	100.0%

Modified duration as of 11/30/18: 6.2 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 25.

7

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

The Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (31.1% of Net Assets)

Description	% of Net Assets
Roche Holding AG (Switzerland)	5.1%
TOTAL SA (France)	4.1%
Royal Bank of Canada (Canada)	3.2%
GlaxoSmithKline PLC (United Kingdom)	3.1%
Sanofi (France)	3.1%
AstraZeneca PLC (United Kingdom)	3.0%
Allianz SE (Germany)	2.8%
China Construction Bank Corp. (China)	2.5%
Bayer AG (Germany)	2.1%
BASF SE (Germany)	2.1%

Country Diversification* as of 11/30/18

United Kingdom	16.0%
Germany	10.7%
Canada	9.9%
France	9.6%
Switzerland	8.1%
China	6.4%
Taiwan	4.6%
Japan	4.1%
Hong Kong	3.8%
Russia	3.3%
Australia	3.3%
South Africa	2.9%
Spain	2.5%
Other	14.8%

Total	100.0%

Sector Diversification* as of 11/30/18

Financials	29.7%
Health Care	17.1%
Energy	10.2%
Consumer Discretionary	8.7%
Materials	8.6%
Utilities	6.2%
Communication Services	6.2%
Industrials	3.9%
Information Technology	3.6%
Consumer Staples	3.5%
Real Estate	2.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 29.

8

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

The Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (41.4% of Net Assets)

Description	% of Net Assets
GlaxoSmithKline PLC (United Kingdom)	5.1%
Sanofi (France)	5.0%
Allianz SE (Germany)	5.0%
TOTAL SA (France)	5.0%
AstraZeneca PLC (United Kingdom)	4.9%
BASF SE (Germany)	4.1%
Rio Tinto PLC (United Kingdom)	3.3%
Daimler AG (Germany)	3.2%
Zurich Insurance Group AG (Switzerland)	2.9%
AXA SA (France)	2.9%

Country Diversification* as of 11/30/18

United Kingdom	29.2%
Germany	16.7%
France	14.8%
Japan	7.5%
Spain	5.0%
Australia	5.0%
Hong Kong	4.3%
Switzerland	4.1%
Finland	3.9%
Italy	3.0%
Other	6.5%

Total	100.0%

Sector Diversification* as of 11/30/18

Financials	21.9%
Health Care	15.3%
Consumer Discretionary	13.1%
Materials	11.3%
Utilities	9.2%
Communication Services	7.5%
Industrials	6.5%
Energy	6.0%
Consumer Staples	4.3%
Information Technology	3.1%
Real Estate	1.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 34.

9

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF shareholders indirectly bear the expenses of Xtrackers High Beta High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF (the “Underlying Funds”) in which the Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF invests. In the most recent six-month period the Funds limted these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$1,003.20	0.45%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (2)
Actual	$1,000.00	$1,014.30	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.15%	$0.76
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$996.80	0.25%	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	0.25%	$1.27
Xtrackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$993.90	0.30%	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	0.30%	$1.52

10

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Actual	$1,000.00	$951.80	0.20%	$0.98
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Actual	$1,000.00	$934.20	0.20%	$0.97
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

11

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF

November 30, 2018 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS — 97.4%
Brazil — 3.8%
Brazilian Government International Bond 8.875%, 4/15/24	$50,000	$60,312
8.25%, 1/20/34	90,000	108,450
7.125%, 1/20/37	30,000	33,120
5.625%, 1/07/41	125,000	115,533

		317,415

Chile — 2.2%
Chile Government International Bond 3.86%, 6/21/47	200,000	181,900

China — 2.4%
Export-Import Bank of China 3.625%, 7/31/24, 144A	200,000	197,005

Colombia — 5.3%
Colombia Government International Bond 2.625%, 3/15/23	200,000	187,675
8.125%, 5/21/24	25,000	29,269
7.375%, 9/18/37	100,000	119,375
6.125%, 1/18/41	100,000	106,400

		442,719

Croatia — 2.5%
Croatia Government International Bond 6.375%, 3/24/21, 144A	200,000	209,285

Ecuador — 5.5%
Ecuador Government International Bond 10.75%, 3/28/22, 144A	200,000	207,350
7.875%, 1/23/28, 144A	300,000	253,635

		460,985

Egypt — 4.5%
Egypt Government International Bond 5.875%, 6/11/25, 144A	200,000	182,951
7.50%, 1/31/27, 144A	200,000	193,191

		376,142

El Salvador — 0.4%
El Salvador Government International Bond 7.65%, 6/15/35, 144A	40,000	37,200

Hungary — 4.3%
Hungary Government International Bond 6.375%, 3/29/21	100,000	105,455
5.75%, 11/22/23	70,000	74,601
5.375%, 3/25/24	106,000	111,787
7.625%, 3/29/41	50,000	67,082

		358,925

Indonesia — 5.3%
Indonesia Government International Bond 8.50%, 10/12/35, 144A	100,000	131,646
6.625%, 2/17/37, 144A	100,000	113,046
Perusahaan Penerbit SBSN Indonesia III 4.55%, 3/29/26, 144A	200,000	196,120

		440,812

	Principal Amount	Value
Kazakhstan — 2.5%
Kazakhstan Government International Bond 5.125%, 7/21/25, 144A	$200,000	$209,081

Lebanon — 0.4%
Lebanon Government International Bond 6.85%, 5/25/29	50,000	36,983

Lithuania — 1.3%
Lithuania Government International Bond 6.125%, 3/09/21, 144A	100,000	105,924

Malaysia — 2.3%
Malaysia Sovereign Sukuk BHD 3.043%, 4/22/25, 144A	200,000	190,904

Mexico — 3.8%
Mexico Government International Bond 3.625%, 3/15/22	50,000	49,218
4.00%, 10/02/23	30,000	29,604
Series A, MTN, 6.75%, 9/27/34	10,000	11,312
6.05%, 1/11/40	26,000	26,931
MTN, 4.75%, 3/08/44	120,000	105,600
5.55%, 1/21/45	35,000	34,563
GMTN, 5.75%, 10/12/10	70,000	64,312

		321,540

Panama — 2.5%
Panama Government International Bond 6.70%, 1/26/36	175,000	211,312

Peru — 4.3%
Peruvian Government International Bond 7.35%, 7/21/25	100,000	120,800
8.75%, 11/21/33	75,000	108,000
6.55%, 3/14/37	40,000	49,300
5.625%, 11/18/50	75,000	85,201

		363,301

Philippines — 5.1%
Philippine Government International Bond 10.625%, 3/16/25	75,000	102,910
9.50%, 2/02/30	225,000	326,641

		429,551

Poland — 4.7%
Poland Government International Bond 5.125%, 4/21/21	80,000	83,214
5.00%, 3/23/22	50,000	52,309
3.00%, 3/17/23	140,000	136,688
4.00%, 1/22/24	70,000	70,927
3.25%, 4/06/26	50,000	48,200

		391,338

Qatar — 5.4%
Qatar Government International Bond 2.375%, 6/02/21, 144A	200,000	194,378
9.75%, 6/15/30, 144A	90,000	133,904
6.40%, 1/20/40, 144A	100,000	122,791

		451,073

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

November 30, 2018 (Unaudited)

	Principal Amount	Value
Romania — 2.6%
Romanian Government International Bond 4.375%, 8/22/23, 144A	$10,000	$9,942
4.875%, 1/22/24, 144A	86,000	87,437
6.125%, 1/22/44, 144A	70,000	74,787
5.125%, 6/15/48, 144A	50,000	45,911

		218,077

Russia — 4.4%
Russian Foreign Bond — Eurobond 12.75%, 6/24/28, 144A	100,000	157,259
5.875%, 9/16/43, 144A	200,000	207,568

		364,827

South Africa — 4.4%
South Africa Government International Bond 4.665%, 1/17/24	200,000	192,811
5.65%, 9/27/47	200,000	171,792

		364,603

Sri Lanka — 4.3%
Sri Lanka Government International Bond 5.75%, 4/18/23, 144A	200,000	180,003
6.85%, 11/03/25, 144A	200,000	179,635

		359,638

Turkey — 4.9%
Turkey Government International Bond 7.375%, 2/05/25	55,000	54,395
4.875%, 10/09/26	200,000	169,115
11.875%, 1/15/30	40,000	51,789
8.00%, 2/14/34	80,000	79,219
7.25%, 3/05/38	60,000	54,629

		409,147

	Principal Amount	Value
Ukraine — 4.4%
Ukraine Government International Bond 7.75%, 9/01/24, 144A	$120,000	$107,257
7.75%, 9/01/25, 144A	100,000	87,811
7.75%, 9/01/26, 144A	100,000	86,343
7.75%, 9/01/27, 144A	100,000	84,933

		366,344

Uruguay — 3.9%
Uruguay Government International Bond 4.50%, 8/14/24	15,000	15,165
4.375%, 10/27/27	75,000	74,260
7.625%, 3/21/36	30,000	38,411
5.10%, 6/18/50	165,000	156,131
4.975%, 4/20/55	50,000	45,825

		329,792

TOTAL SOVEREIGN BONDS (Cost $8,739,780)		8,145,823

	Number of Shares
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.15% (a) (Cost $3,708)	3,708	3,708

TOTAL INVESTMENTS — 97.4% (Cost $8,743,488)		$8,149,531
Other assets and liabilities, net — 2.6%		217,779

NET ASSETS — 100.0%		$8,367,310

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (a)(b)
18,900	—	(18,900)	(c)	—	—	178	—	—	—

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.15% (a)
—	374,995	(371,287)		—	—	269	—	3,708	3,708

18,900	374,995	(390,187)		—	—	447	—	3,708	3,708

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

November 30, 2018 (Unaudited)

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
SBSN:	Surat Berharga Syariah Negara (Islamic Based Government Securities)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2018, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
2-Year U.S. Treasury Note	USD	5	$1,054,844	$1,054,922	3/29/2019	$(78)
5-Year U.S. Treasury Note	USD	16	1,806,477	1,807,375	3/29/2019	(898)
10-Year Ultra U.S. Treasury Note	USD	8	1,009,430	1,012,000	3/20/2019	(2,570)
10-Year U.S. Treasury Note	USD	19	2,266,046	2,269,609	3/20/2019	(3,563)
Ultra Long U.S. Treasury Bond	USD	2	303,688	304,813	3/20/2019	(1,125)
U.S. Treasury Long Bond	USD	13	1,809,843	1,818,781	3/20/2019	(8,938)

Total unrealized depreciation						$(17,172)

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (d)	$—	$8,145,823	$—	$8,145,823
Short-Term Investments	3,708	—	—	3,708

TOTAL	$3,708	$8,145,823	$—	$8,149,531

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(17,172)	$—	$—	$(17,172)

TOTAL	$(17,172)	$—	$—	$(17,172)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 98.5%
Xtrackers High Beta High Yield Bond ETF (a)	9,999	$470,003
Xtrackers USD High Yield Corporate Bond ETF (a)	126,449	6,106,222

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,749,492)		6,576,225

CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b) (Cost $54,032)	54,032	54,032

TOTAL INVESTMENTS — 99.3% (Cost $6,803,524)		$6,630,257
Other assets and liabilities, net — 0.7%		45,243

NET ASSETS — 100.0%		$6,675,500

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
EXCHANGE-TRADED FUNDS — 98.5%
Xtrackers High Beta High Yield Bond ETF (a)
145,740	551,460	(215,963)		(5,640)	(5,594)	8,869	—	9,999	470,003

Xtrackers USD High Yield Corporate Bond ETF (a)
3,216,678	3,430,540	(413,199)		(12,226)	(115,571)	126,058	—	126,449	6,106,222

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12 (b)(c)
302,748	—	(302,748)	(d)	—	—	3,362	—	—	—

CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares” , 2.15% (b)
—	209,990	(155,958)		—	—	239	—	54,032	54,032

3,665,166	4,191,990	(1,087,868)		(17,866)	(121,165)	138,528	—	190,480	6,630,257

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

At November 30, 2018, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
2-Year U.S. Treasury Note	USD	5	$1,054,844	$1,054,922	3/29/2019	$(78)
5-Year U.S. Treasury Note	USD	28	3,161,338	3,162,906	3/29/2019	(1,568)
10-Year Ultra U.S. Treasury Note	USD	1	126,133	126,500	3/20/2019	(367)
10-Year U.S. Treasury Note	USD	16	1,908,250	1,911,250	3/20/2019	(3,000)

Total unrealized depreciation						$(5,013)

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

November 30, 2018 (Unaudited)

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds (e)	$6,576,225	$—	$—	$6,576,225
Short-Term Investments	54,032	—	—	54,032

TOTAL	$6,630,257	$—	$—	$6,630,257

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(5,013)	$—	$—	$(5,013)

TOTAL	$(5,013)	$—	$—	$(5,013)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF

November 30, 2018 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.2%
Basic Materials — 1.7%
Chemicals — 0.9%
Dow Chemical Co. 7.375%, 11/01/29	$40,000	$48,072
LyondellBasell Industries NV 4.625%, 2/26/55	25,000	20,803
Sherwin-Williams Co. 2.75%, 6/01/22	20,000	19,191

		88,066

Forest Products & Paper — 0.2%
International Paper Co. 4.80%, 6/15/44	20,000	17,735

Mining — 0.6%
BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	25,000	26,447
Goldcorp, Inc. 3.70%, 3/15/23	10,000	9,771
Newmont Mining Corp. 3.50%, 3/15/22	15,000	14,737

		50,955

Communications — 12.9%
Internet — 1.5%
Alphabet, Inc. 3.375%, 2/25/24	25,000	24,927
Amazon.com, Inc. 3.30%, 12/05/21	20,000	20,092
2.80%, 8/22/24	10,000	9,566
4.80%, 12/05/34	20,000	21,025
4.95%, 12/05/44	35,000	37,595
eBay, Inc. 2.75%, 1/30/23	25,000	23,777

		136,982

Media — 4.0%
21st Century Fox America, Inc. 6.15%, 2/15/41	20,000	24,311
CBS Corp. 4.00%, 1/15/26	20,000	19,255
Comcast Corp. 3.00%, 2/01/24	25,000	24,123
4.15%, 10/15/28	45,000	44,652
4.20%, 8/15/34	70,000	66,298
3.40%, 7/15/46	10,000	8,016
3.969%, 11/01/47	25,000	21,532
4.70%, 10/15/48	30,000	29,281
Discovery Communications LLC 5.20%, 9/20/47 (a)	25,000	23,134
NBCUniversal Media LLC 5.95%, 4/01/41	25,000	27,701
Viacom, Inc. 4.25%, 9/01/23	25,000	25,150
Walt Disney Co. MTN, 2.95%, 6/15/27 (a)	30,000	28,134

	Principal Amount	Value
Media (Continued)
Warner Media LLC 3.60%, 7/15/25	$40,000	$37,552

		379,139

Telecommunications — 7.4%
AT&T, Inc. 3.00%, 2/15/22	30,000	29,313
4.45%, 4/01/24	15,000	15,095
3.40%, 5/15/25	18,000	16,772
4.125%, 2/17/26	25,000	24,206
5.35%, 9/01/40	28,000	26,490
4.80%, 6/15/44	45,000	39,426
4.50%, 3/09/48	35,000	29,239
4.55%, 3/09/49	50,000	41,528
Cisco Systems, Inc. 2.20%, 9/20/23	20,000	18,896
5.50%, 1/15/40	20,000	23,121
Deutsche Telekom International Finance BV 8.75%, 6/15/30	10,000	13,180
Motorola Solutions, Inc. 3.75%, 5/15/22	10,000	9,879
Orange SA 5.50%, 2/06/44	10,000	10,647
Rogers Communications, Inc. 4.30%, 2/15/48	10,000	9,276
Telefonica Europe BV 8.25%, 9/15/30	50,000	63,471
Verizon Communications, Inc. 2.946%, 3/15/22	15,000	14,719
4.329%, 9/21/28	15,000	14,895
4.40%, 11/01/34	75,000	71,289
4.272%, 1/15/36	20,000	18,450
4.812%, 3/15/39	50,000	48,384
4.862%, 8/21/46	25,000	23,913
5.012%, 8/21/54	25,000	23,734
4.672%, 3/15/55	25,000	22,513
Vodafone Group PLC 2.50%, 9/26/22	10,000	9,481
2.95%, 2/19/23	55,000	52,515
5.25%, 5/30/48	20,000	18,499

		688,931

Consumer, Cyclical — 6.1%
Apparel — 0.1%
NIKE, Inc. 2.375%, 11/01/26	10,000	9,044

Auto Manufacturers — 1.8%
Ford Motor Co. 4.75%, 1/15/43	45,000	33,981
General Motors Co. 4.875%, 10/02/23	70,000	70,113
6.25%, 10/02/43	15,000	13,777
5.40%, 4/01/48	20,000	17,325
Toyota Motor Credit Corp. MTN, 3.30%, 1/12/22	30,000	29,957

		165,153

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2018 (Unaudited)

	Principal Amount	Value
Housewares — 0.4%
Newell Brands, Inc. 3.85%, 4/01/23	$40,000	$38,977

Retail — 3.8%
Costco Wholesale Corp. 3.00%, 5/18/27	15,000	14,214
Dollar Tree, Inc. 4.00%, 5/15/25	15,000	14,252
Home Depot, Inc. 3.00%, 4/01/26	70,000	66,533
3.90%, 6/15/47	10,000	9,141
Lowe’s Cos., Inc. 4.375%, 9/15/45	30,000	28,449
McDonald’s Corp. MTN, 3.70%, 1/30/26	50,000	48,796
MTN, 4.45%, 9/01/48 (a)	10,000	9,387
Starbucks Corp. 4.50%, 11/15/48	10,000	9,218
Target Corp. 4.00%, 7/01/42	30,000	27,608
TJX Cos., Inc. 2.25%, 9/15/26	23,000	20,536
Walgreens Boots Alliance, Inc. 4.80%, 11/18/44	10,000	9,210
Walmart, Inc. 2.55%, 4/11/23	50,000	48,263
5.25%, 9/01/35	20,000	22,695
3.625%, 12/15/47	30,000	26,712

		355,014

Consumer, Non-cyclical — 19.5%
Agriculture — 0.9%
Altria Group, Inc. 4.00%, 1/31/24	25,000	24,982
Philip Morris International, Inc. 4.375%, 11/15/41	40,000	36,608
Reynolds American, Inc. 5.70%, 8/15/35	25,000	25,078

		86,668

Beverages — 2.7%
Anheuser-Busch InBev Finance, Inc. 2.625%, 1/17/23	25,000	23,613
3.30%, 2/01/23	50,000	48,441
4.00%, 1/17/43	20,000	16,624
4.625%, 2/01/44	25,000	22,392
Anheuser-Busch InBev Worldwide, Inc. 4.00%, 4/13/28	30,000	28,717
4.75%, 4/15/58	10,000	8,816
Coca-Cola Co. 2.875%, 10/27/25	25,000	23,750
Molson Coors Brewing Co. 3.00%, 7/15/26	20,000	17,842
PepsiCo, Inc. 3.60%, 3/01/24	40,000	40,163
4.45%, 4/14/46	10,000	10,193
3.45%, 10/06/46	10,000	8,704

		249,255

	Principal Amount	Value
Biotechnology — 2.3%
Amgen, Inc. 3.125%, 5/01/25	$61,000	$57,878
4.663%, 6/15/51	16,000	14,872
Biogen, Inc. 4.05%, 9/15/25	20,000	19,775
Celgene Corp. 3.25%, 8/15/22	15,000	14,589
3.45%, 11/15/27	15,000	13,624
4.35%, 11/15/47	30,000	25,159
Gilead Sciences, Inc. 2.95%, 3/01/27	20,000	18,338
4.00%, 9/01/36	25,000	22,961
4.75%, 3/01/46	25,000	24,099

		211,295

Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. 2.85%, 8/11/27	25,000	23,631

Food — 1.8%
Campbell Soup Co. 4.15%, 3/15/28	15,000	13,938
Conagra Brands, Inc. 5.40%, 11/01/48	15,000	14,290
General Mills, Inc. 3.20%, 2/10/27	20,000	18,102
Kraft Heinz Foods Co. 3.95%, 7/15/25	29,000	27,845
6.50%, 2/09/40	35,000	37,403
4.375%, 6/01/46	10,000	8,197
Kroger Co. 4.45%, 2/01/47 (a)	10,000	8,725
McCormick & Co., Inc. 3.40%, 8/15/27	10,000	9,451
Sysco Corp. 3.75%, 10/01/25	15,000	14,568
Tyson Foods, Inc. 3.55%, 6/02/27	20,000	18,527

		171,046

Healthcare-Products — 2.1%
Abbott Laboratories 2.55%, 3/15/22	15,000	14,487
4.90%, 11/30/46	25,000	25,982
Becton Dickinson and Co. 4.669%, 6/06/47	30,000	27,904
Boston Scientific Corp. 4.00%, 3/01/28	10,000	9,546
Medtronic, Inc. 3.625%, 3/15/24	50,000	49,655
4.625%, 3/15/45	10,000	10,220
Stryker Corp. 4.625%, 3/15/46	15,000	14,767
Thermo Fisher Scientific, Inc. 3.20%, 8/15/27	30,000	27,488
Zimmer Biomet Holdings, Inc. 3.15%, 4/01/22	20,000	19,538

		199,587

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2018 (Unaudited)

	Principal Amount	Value
Healthcare-Services — 1.3%
Aetna, Inc. 3.875%, 8/15/47	$20,000	$16,715
Anthem, Inc. 3.30%, 1/15/23	25,000	24,477
4.625%, 5/15/42	25,000	23,474
Laboratory Corp. of America Holdings 3.60%, 2/01/25	15,000	14,464
UnitedHealth Group, Inc. 4.75%, 7/15/45	40,000	41,299

		120,429

Pharmaceuticals — 8.2%
AbbVie, Inc. 4.70%, 5/14/45	75,000	67,243
Allergan Funding SCS 3.80%, 3/15/25	75,000	72,089
AstraZeneca PLC 3.125%, 6/12/27	10,000	9,235
4.00%, 1/17/29	15,000	14,622
6.45%, 9/15/37	20,000	23,715
Cardinal Health, Inc. 2.616%, 6/15/22	25,000	23,846
CVS Health Corp. 3.875%, 7/20/25	45,000	43,675
4.30%, 3/25/28	50,000	48,685
4.78%, 3/25/38	20,000	19,140
5.05%, 3/25/48	50,000	48,716
Eli Lilly & Co. 3.95%, 5/15/47	10,000	9,403
Express Scripts Holding Co. 3.40%, 3/01/27	50,000	46,069
GlaxoSmithKline Capital PLC 2.85%, 5/08/22	40,000	39,050
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	20,000	19,259
Johnson & Johnson 2.625%, 1/15/25	25,000	23,826
5.95%, 8/15/37	20,000	24,618
3.50%, 1/15/48	15,000	13,444
Merck & Co., Inc. 2.40%, 9/15/22	30,000	28,911
4.15%, 5/18/43	10,000	10,002
Mylan NV 5.25%, 6/15/46	15,000	12,792
Novartis Capital Corp. 3.40%, 5/06/24	20,000	19,766
3.10%, 5/17/27	25,000	23,869
Pfizer, Inc. 3.00%, 6/15/23	15,000	14,781
4.40%, 5/15/44	50,000	50,571
Sanofi 3.625%, 6/19/28	10,000	9,902
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	25,000	22,535
Zoetis, Inc. 3.00%, 9/12/27	25,000	22,926

		762,690

	Principal Amount	Value
Energy — 10.2%
Oil & Gas — 5.4%
Anadarko Petroleum Corp. 5.55%, 3/15/26	$20,000	$20,772
Apache Corp. 5.10%, 9/01/40	30,000	26,898
BP Capital Markets America, Inc. 4.234%, 11/06/28	15,000	15,054
BP Capital Markets PLC 2.75%, 5/10/23	50,000	47,916
3.279%, 9/19/27	20,000	18,675
Canadian Natural Resources Ltd. 2.95%, 1/15/23	25,000	23,909
Cenovus Energy, Inc. 4.45%, 9/15/42	15,000	11,130
Chevron Corp. 2.954%, 5/16/26	20,000	18,831
ConocoPhillips 6.50%, 2/01/39	25,000	30,563
Devon Energy Corp. 3.25%, 5/15/22	25,000	24,155
EQT Corp. 3.00%, 10/01/22	10,000	9,503
Equinor ASA 3.95%, 5/15/43	15,000	13,748
Exxon Mobil Corp. 3.567%, 3/06/45	25,000	22,092
Marathon Petroleum Corp. 6.50%, 3/01/41	20,000	21,845
Noble Energy, Inc. 5.05%, 11/15/44	10,000	8,723
Occidental Petroleum Corp. 4.10%, 2/15/47	30,000	27,111
Phillips 66 4.875%, 11/15/44	20,000	19,001
Shell International Finance BV 2.375%, 8/21/22	15,000	14,428
4.55%, 8/12/43	65,000	65,478
Suncor Energy, Inc. 4.00%, 11/15/47	10,000	8,533
Total Capital International SA 3.70%, 1/15/24	40,000	40,229
Valero Energy Corp. 3.40%, 9/15/26	20,000	18,237

		506,831

Oil & Gas Services — 1.0%
Baker Hughes A GE Co. LLC / Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/47	15,000	12,182
Halliburton Co. 3.50%, 8/01/23	25,000	24,497
3.80%, 11/15/25	30,000	28,701
Schlumberger Investment SA 3.65%, 12/01/23	25,000	24,556

		89,936

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2018 (Unaudited)

	Principal Amount	Value
Pipelines — 3.8%
Enbridge, Inc. 4.00%, 10/01/23	$35,000	$34,833
Enterprise Products Operating LLC 5.10%, 2/15/45	45,000	44,226
Kinder Morgan, Inc. 4.30%, 6/01/25	50,000	48,897
5.20%, 3/01/48	10,000	9,237
MPLX LP 4.80%, 2/15/29	15,000	14,782
4.70%, 4/15/48	25,000	21,183
Sabine Pass Liquefaction LLC 4.20%, 3/15/28	30,000	28,241
Sunoco Logistics Partners Operations LP 4.00%, 10/01/27	75,000	68,452
Transcanada Pipelines Ltd. 7.625%, 1/15/39	30,000	37,373
Williams Cos., Inc. 3.75%, 6/15/27	50,000	46,303

		353,527

Financial — 29.9%
Banks — 22.9%
Bank of America Corp. GMTN, 3.30%, 1/11/23	115,000	112,328
MTN, 4.00%, 1/22/25	25,000	24,267
MTN, 4.25%, 10/22/26	65,000	63,019
MTN, 5.00%, 1/21/44	20,000	20,380
Bank of New York Mellon Corp. MTN, 2.20%, 8/16/23	50,000	46,758
Bank of Nova Scotia 4.50%, 12/16/25	25,000	24,750
Citigroup, Inc. 2.90%, 12/08/21	50,000	48,646
3.875%, 3/26/25	20,000	19,257
3.40%, 5/01/26	50,000	46,571
4.125%, 7/25/28	30,000	28,202
5.30%, 5/06/44	31,000	30,928
4.75%, 5/18/46	25,000	23,063
Cooperatieve Rabobank UA 3.875%, 2/08/22	75,000	75,514
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 9/15/22	35,000	34,572
4.55%, 4/17/26	50,000	49,180
Discover Bank 3.45%, 7/27/26	25,000	22,877
Fifth Third Bancorp 4.30%, 1/16/24	40,000	40,219
Goldman Sachs Group, Inc. 5.75%, 1/24/22	50,000	52,419
3.50%, 1/23/25	50,000	47,287
5.95%, 1/15/27	19,000	20,376
3.85%, 1/26/27	25,000	23,587
6.25%, 2/01/41	50,000	56,849
MTN, 4.80%, 7/08/44	25,000	23,986
5.15%, 5/22/45	10,000	9,605

	Principal Amount	Value
Banks (Continued)
HSBC Holdings PLC 3.40%, 3/08/21	$50,000	$49,448
4.875%, 1/14/22	50,000	51,396
4.00%, 3/30/22	40,000	40,248
6.10%, 1/14/42	20,000	22,931
ING Groep NV 3.95%, 3/29/27	20,000	18,950
JPMorgan Chase & Co. 3.625%, 5/13/24	40,000	39,307
3.875%, 9/10/24	50,000	48,962
3.125%, 1/23/25	37,000	34,806
3.30%, 4/01/26	25,000	23,519
4.25%, 10/01/27	20,000	19,512
6.40%, 5/15/38	25,000	29,981
5.60%, 7/15/41	25,000	27,627
KeyCorp MTN, 4.10%, 4/30/28	15,000	14,814
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7/25/27	50,000	47,171
Morgan Stanley 2.75%, 5/19/22	25,000	24,105
Series F, 3.875%, 4/29/24	15,000	14,781
GMTN, 3.70%, 10/23/24	30,000	29,190
MTN, 3.125%, 7/27/26	15,000	13,723
GMTN, 4.35%, 9/08/26	40,000	38,866
4.30%, 1/27/45	40,000	36,420
4.375%, 1/22/47	20,000	18,323
PNC Financial Services Group, Inc. 3.30%, 3/08/22	30,000	29,674
3.90%, 4/29/24	20,000	19,835
Santander Holdings USA, Inc. 4.40%, 7/13/27	20,000	18,745
Santander UK PLC 4.00%, 3/13/24	50,000	49,580
State Street Corp. 3.10%, 5/15/23	25,000	24,249
Sumitomo Mitsui Financial Group, Inc. 3.784%, 3/09/26	25,000	24,457
2.632%, 7/14/26	50,000	45,050
US Bancorp MTN, 3.00%, 3/15/22	25,000	24,650
MTN, 3.60%, 9/11/24	20,000	19,636
MTN, 3.90%, 4/26/28	10,000	9,972
Wells Fargo & Co. MTN, 3.50%, 3/08/22	25,000	24,715
4.125%, 8/15/23	40,000	39,854
3.00%, 4/22/26	60,000	55,334
3.00%, 10/23/26	50,000	45,608
5.375%, 2/07/35	50,000	53,609
5.606%, 1/15/44	15,000	15,912
Westpac Banking Corp. 3.35%, 3/08/27	50,000	47,540

		2,137,140

Diversified Financial Services — 3.1%
American Express Co. 3.40%, 2/27/23	25,000	24,486

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2018 (Unaudited)

	Principal Amount	Value
Diversified Financial Services (Continued)
American Express Credit Corp. MTN, 2.70%, 3/03/22	$25,000	$24,277
MTN, 3.30%, 5/03/27	15,000	14,288
Brookfield Finance, Inc. 4.70%, 9/20/47	10,000	9,271
Capital One Financial Corp. 3.20%, 2/05/25	36,000	33,248
3.75%, 3/09/27	20,000	18,497
CME Group, Inc. 5.30%, 9/15/43	15,000	16,937
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	50,000	40,502
Mastercard, Inc. 2.95%, 11/21/26	20,000	18,871
Synchrony Financial 4.25%, 8/15/24	40,000	36,789
Visa, Inc. 3.15%, 12/14/25	30,000	28,977
4.15%, 12/14/35	25,000	25,187

		291,330

Insurance — 2.7%
American International Group, Inc. 4.50%, 7/16/44	30,000	26,080
4.75%, 4/01/48	15,000	13,523
Berkshire Hathaway Finance Corp. 4.20%, 8/15/48	10,000	9,519
Berkshire Hathaway, Inc. 3.125%, 3/15/26	30,000	28,656
Brighthouse Financial, Inc. 3.70%, 6/22/27	20,000	17,031
Chubb INA Holdings, Inc. 4.35%, 11/03/45	10,000	9,796
Hartford Financial Services Group, Inc. 5.125%, 4/15/22	75,000	78,223
Manulife Financial Corp. 4.15%, 3/04/26	25,000	25,032
MetLife, Inc. 5.70%, 6/15/35	25,000	27,712
Prudential Financial, Inc. MTN, 4.60%, 5/15/44	15,000	14,499

		250,071

Real Estate Investment Trusts — 1.2%
American Tower Corp. 5.00%, 2/15/24	20,000	20,677
Crown Castle International Corp. 3.80%, 2/15/28	25,000	23,219
Digital Realty Trust LP 3.70%, 8/15/27	25,000	23,265
Realty Income Corp. 3.25%, 10/15/22	25,000	24,519
Simon Property Group LP 3.25%, 11/30/26	25,000	23,551

		115,231

	Principal Amount	Value
Industrial — 5.3%
Aerospace/Defense — 1.9%
Lockheed Martin Corp. 4.09%, 9/15/52	$22,000	$20,026
Northrop Grumman Corp. 3.25%, 8/01/23	20,000	19,500
4.03%, 10/15/47	20,000	17,950
Rockwell Collins, Inc. 3.50%, 3/15/27	50,000	47,073
United Technologies Corp. 3.10%, 6/01/22	20,000	19,517
4.125%, 11/16/28	15,000	14,717
5.70%, 4/15/40	25,000	27,569
4.625%, 11/16/48	15,000	14,487

		180,839

Electronics — 0.4%
Fortive Corp. 3.15%, 6/15/26	20,000	18,549
Honeywell International, Inc. 2.50%, 11/01/26	25,000	22,964

		41,513

Environmental Control — 0.1%
Waste Management, Inc. 4.10%, 3/01/45	10,000	9,466

Machinery-Construction & Mining — 0.4%
ABB Finance USA, Inc. 2.875%, 5/08/22	15,000	14,666
Caterpillar, Inc. 3.803%, 8/15/42	20,000	18,086

		32,752

Machinery-Diversified — 0.1%
John Deere Capital Corp. MTN, 2.80%, 3/06/23	10,000	9,696

Miscellaneous Manufacturing — 1.1%
Eaton Corp. 2.75%, 11/02/22	25,000	23,983
General Electric Co. 2.70%, 10/09/22	30,000	27,092
MTN, 5.875%, 1/14/38	30,000	27,988
4.125%, 10/09/42	25,000	19,432

		98,495

Transportation — 1.3%
Burlington Northern Santa Fe LLC 3.90%, 8/01/46	25,000	22,526
CSX Corp. 4.10%, 3/15/44	20,000	17,985
FedEx Corp. 5.10%, 1/15/44	20,000	19,655
4.95%, 10/17/48	10,000	9,726
Union Pacific Corp. 4.50%, 9/10/48	15,000	14,485
3.799%, 10/01/51	5,000	4,126

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2018 (Unaudited)

	Principal Amount	Value
Transportation (Continued)
United Parcel Service, Inc. 2.45%, 10/01/22	$25,000	$24,082
3.75%, 11/15/47	10,000	8,839

		121,424

Technology — 9.5%
Computers — 3.0%
Apple, Inc. 2.85%, 2/23/23	50,000	48,759
2.40%, 5/03/23	75,000	71,546
3.20%, 5/13/25	17,000	16,463
2.45%, 8/04/26	40,000	36,411
4.45%, 5/06/44	25,000	24,996
4.375%, 5/13/45	18,000	17,816
3.75%, 11/13/47	15,000	13,413
Hewlett Packard Enterprise Co. 4.90%, 10/15/25	35,000	35,172
International Business Machines Corp. 4.00%, 6/20/42	20,000	17,755

		282,331

Semiconductors — 2.0%
Applied Materials, Inc. 4.35%, 4/01/47	15,000	14,067
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.00%, 1/15/22	20,000	19,250
3.50%, 1/15/28	35,000	30,544
Intel Corp. 3.70%, 7/29/25	40,000	39,733
4.10%, 5/11/47	25,000	23,523
QUALCOMM, Inc. 3.00%, 5/20/22	20,000	19,508
3.45%, 5/20/25	25,000	23,820
4.30%, 5/20/47	15,000	13,118

		183,563

Software — 4.5%
Fiserv, Inc. 4.20%, 10/01/28	10,000	9,882
Microsoft Corp. 2.40%, 8/08/26	50,000	45,891
3.30%, 2/06/27	50,000	48,732
3.50%, 2/12/35	50,000	46,865
3.75%, 2/12/45	10,000	9,315
3.70%, 8/08/46	30,000	27,814
4.25%, 2/06/47	40,000	40,509
Oracle Corp. 2.50%, 5/15/22	35,000	33,921
3.40%, 7/08/24	25,000	24,575
2.95%, 5/15/25	25,000	23,787
4.30%, 7/08/34	50,000	49,300
4.00%, 7/15/46	20,000	18,185
4.00%, 11/15/47	20,000	18,141
VMware, Inc. 3.90%, 8/21/27	25,000	22,442

		419,359

	Principal Amount	Value
Utilities — 2.1%
Electric — 2.0%
Berkshire Hathaway Energy Co. 4.50%, 2/01/45	$10,000	$9,638
Consolidated Edison Co. of New York, Inc. 4.625%, 12/01/54	25,000	23,758
Duke Energy Corp. 3.75%, 4/15/24	10,000	9,895
3.75%, 9/01/46	20,000	16,852
Emera US Finance LP 3.55%, 6/15/26	15,000	14,036
Eversource Energy Series K, 2.75%, 3/15/22	10,000	9,720
Exelon Corp. 4.45%, 4/15/46	20,000	18,648
FirstEnergy Corp. Series C, 4.85%, 7/15/47	15,000	14,475
Florida Power & Light Co. 3.95%, 3/01/48	15,000	13,960
Sempra Energy 3.25%, 6/15/27	10,000	9,124
4.00%, 2/01/48	10,000	8,272
Southern Co. 4.40%, 7/01/46	25,000	22,612
Virginia Electric & Power Co. Series A, 3.50%, 3/15/27	15,000	14,489

		185,479

Gas — 0.1%
NiSource, Inc. 3.49%, 5/15/27	15,000	14,129

TOTAL CORPORATE BONDS (Cost $9,712,148)		9,077,709

	Number of Shares
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c) (Cost $23,460)	23,460	23,460

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b) (Cost $29,459)	29,459	29,459

TOTAL INVESTMENTS — 97.8% (Cost $9,765,067)		$9,130,628
Other assets and liabilities, net — 2.2%		212,664

NET ASSETS — 100.0%		$9,343,292

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2018 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
17,820	5,640	(d)	—	—	—	184	—	23,460	23,460

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b)
—	580,415		(550,956)	—	—	472	—	29,459	29,459

17,820	586,055		(550,956)	—	—	656	—	52,919	52,919

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $41,627, which is 0.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $19,731.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended November 30, 2018.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note

At November 30, 2018, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
5-Year U.S. Treasury Note	USD	20	$2,258,177	$2,259,219	3/29/2019	$(1,042)
10-Year U.S. Treasury Note	USD	19	2,266,218	2,269,609	3/20/2019	(3,391)
10-Year Ultra U.S. Treasury Note	USD	7	882,930	885,500	3/20/2019	(2,570)
2-Year U.S. Treasury Note	USD	2	421,938	421,969	3/29/2019	(31)
Ultra Long U.S. Treasury Bond	USD	9	1,366,580	1,371,656	3/20/2019	(5,076)
U.S. Treasury Long Bond	USD	13	1,810,812	1,818,781	3/20/2019	(7,969)

Total unrealized depreciation						$(20,079)

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2018 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$9,077,709	$—	$9,077,709
Short-Term Investments (e)	52,919	—	—	52,919

TOTAL	$52,919	$9,077,709	$—	$9,130,628

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(20,079)	$—	$—	$(20,079)

TOTAL	$(20,079)	$—	$—	$(20,079)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

November 30, 2018 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS — 98.6%
Alabama — 1.8%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue, Series A, 5.00%, 6/01/37	$200,000	$227,908
County of Jefferson AL Sewer Revenue, Series A, 5.00%, 10/01/44	100,000	107,598
Series D, 6.50%, 10/01/53	580,000	675,422

		1,010,928

Arizona — 1.9%
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series A, 5.00%, 1/01/38	450,000	509,522
Series A, 5.00%, 1/01/39	500,000	571,965

		1,081,487

California — 17.2%
Alameda Corridor Transportation Authority, Transit Revenue, Series B, 5.00%, 10/01/35	165,000	181,096
Bay Area Toll Authority, Highway Revenue Tolls, 5.00%, 10/01/54	1,350,000	1,459,269
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 5/15/46	975,000	1,061,141
East Bay Municipal Utility District Water System Revenue, Water Revenue, Series A, 5.00%, 6/01/45	100,000	113,297
Foothill-Eastern Transportation Corridor Agency, Highway Revenue Tolls, Series C, 6.25%, 1/15/33	250,000	285,950
Series A, 6.00%, 1/15/49	550,000	626,268
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue, Series A, 4.00%, 10/01/42	100,000	101,219
Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series A, 5.00%, 7/01/42	500,000	563,070
Series A, 5.00%, 7/01/46	750,000	833,497
Los Angeles Department of Water, Water Revenue, Series A, 5.00%, Issued 5/11/17, 7/01/41	200,000	225,844
Series A, 5.00%, Issued 4/21/16, 7/01/41	500,000	558,140
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 3/01/41	500,000	550,110
San Diego County Regional Transportation Commission, Sales Tax Revenue, Series A, 4.75%, 4/01/48	250,000	272,433
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 5/01/46	500,000	544,330
Series C, 5.00%, 5/01/46	850,000	939,310
Series D, AMT, 5.25%, 5/01/48	370,000	417,734

	Principal Amount	Value
California (Continued)
San Joaquin Hills Transportation Corridor Agency, Highway Revenue Tolls, Series A, 5.00%, 1/15/44	$1,000,000	$1,063,760

		9,796,468

Colorado — 1.9%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 12/01/43	325,000	358,416
Series A, AMT, 5.00%, 12/01/48	700,000	768,642

		1,127,058

Connecticut — 0.3%
State of Connecticut Special Tax, Fuel Sales Tax Revenue, Series A, 5.00%, 10/01/33	145,000	155,916

District of Columbia — 2.1%
District of Columbia Water & Sewer Authority, Water Revenue, Series C, 5.00%, 10/01/44	630,000	697,920
Metropolitan Washington Airports Authority, Private Airport & Marina Revenue, Series A, 5.00%, 10/01/35	455,000	504,185

		1,202,105

Florida — 4.1%
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.25%, 10/01/43	35,000	37,925
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/01/38	500,000	544,840
County of Miami-Dade FL Aviation, Private Airport & Marina Revenue, 5.00%, 10/01/36	415,000	448,590
County of Miami-Dade FL Transit System, Sales Tax Revenue, 4.00%, 7/01/38	90,000	91,569
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue, Series A, 4.00%, 10/01/44	165,000	165,492
Greater Orlando Aviation Authority, Private Airport & Marina Revenue, Series A, 5.00%, 10/01/52	500,000	542,620
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series B, 4.00%, 7/01/42	500,000	505,400

		2,336,436

Georgia — 1.8%
Burke County Development Authority, Electric, Power & Light Revenue, Series D, 4.13%, 11/01/45	250,000	238,452

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2018 (Unaudited)

	Principal Amount	Value
Georgia (Continued)
City of Atlanta GA Water & Wastewater, Water Revenue, 5.00%, 11/01/40	$700,000	$774,599

		1,013,051

Guam — 0.2%
Guam Government Waterworks Authority, Water Revenue, 5.00%, 1/01/46	125,000	129,878

Hawaii — 1.0%
City & County Honolulu HI Wastewater System, Sewer Revenue, Series A, 5.00%, 7/01/40	500,000	556,285

Illinois — 6.1%
Chicago Midway International Airport, Private Airport & Marina Revenue, Series B, 5.00%, 1/01/41	500,000	535,315
Chicago O’Hare International Airport, Private Airport & Marina Revenue, Series D, AMT, 5.00%, 1/01/42	800,000	855,544
Series D, 5.00%, 1/01/47	500,000	541,930
City of Chicago IL Waterworks, Water Revenue, 5.00%, 11/01/39	275,000	293,802
Illinois Municipal Electric Agency, Electric, Power & Light Revenue, Series A, 4.00%, 2/01/34	45,000	46,319
Illinois State Toll Highway Authority, Highway Revenue Tolls, Series A, 5.00%, 12/01/31	10,000	11,200
Series C, 5.00%, 1/01/36	50,000	54,895
Series A, 5.00%, 1/01/40	1,090,000	1,198,400

		3,537,405

Indiana — 0.6%
Indiana Finance Authority, Government FD/ Grant Revenue, Series C, 5.00%, 6/01/29	100,000	120,693
Indiana Municipal Power Agency, Electric, Power & Light Revenue, 5.00%, 1/01/42	200,000	221,128

		341,821

Louisiana — 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue, 3.50%, 11/01/32	250,000	238,817
New Orleans Aviation Board, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 1/01/45	700,000	743,883
Series B, AMT, 5.00%, 1/01/48	250,000	268,298

		1,250,998

	Principal Amount	Value
Maryland — 0.3%
State of Maryland Department of Transportation, Fuel Sales Tax Revenue, 3.50%, 10/01/33	$190,000	$189,557

Massachusetts — 1.1%
Commonwealth of Massachusetts Transportation Fund, Fuel Sales Tax Revenue, Series A, 5.00%, 6/01/44	600,000	657,156

Nevada — 0.4%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax, Series B, 4.00%, 7/01/49	250,000	245,862

New Jersey — 3.6%
New Jersey Turnpike Authority, Highway Revenue Tolls, Series A, 5.00%, Issued 4/11/17, 1/01/31	10,000	11,421
Series A, 5.00%, Issued 5/22/14, 1/01/31	200,000	222,436
Series B, 5.00%, 1/01/31	20,000	23,115
Series A, 5.00%, 1/01/33	10,000	11,333
Series G, 3.25%, 1/01/38	395,000	376,399
Series E, 5.00%, 1/01/45	1,350,000	1,458,176

		2,102,880

New York — 25.1%
Long Island Power Authority, Electric, Power & Light Revenue, 5.00%, 9/01/44	700,000	754,908
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A, 5.25%, 11/15/32	600,000	698,502
Metropolitan Transportation Authority, Transit Revenue, Series B, 5.00%, 11/15/37	1,000,000	1,098,170
Sub-Series D-1, 5.00%, 11/15/39	20,000	21,575
Series A-1, 5.25%, 11/15/39	20,000	21,833
Series D, 4.00%, 11/15/42	300,000	301,875
Series E, 5.00%, 11/15/43	80,000	85,669
Sub-Series D-1, 5.25%, 11/15/44	50,000	55,538
Sub-Series A-1, 5.00%, 11/15/45	700,000	752,591
Series D, 4.00%, 11/15/46	500,000	501,165
MTA Hudson Rail Yards Trust Obligations, Lease Revenue, Series A, 5.00%, 11/15/56	515,000	545,241
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue Sub-Series A-1, 4.00%, 5/01/42	15,000	15,240
New York City Transitional Finance Authority Future Tax Secured, Income Tax Revenue, Sub-Series B-1, 5.00%, 8/01/39	600,000	659,706
Sub-Series A-1, 5.00%, 5/01/40	500,000	552,680
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue, Series E-1, 5.00%, 2/01/41	250,000	274,963

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2018 (Unaudited)

	Principal Amount	Value
New York (Continued)
New York City Water & Sewer System, Water Revenue, Series CC-1, 4.00%, 6/15/37	$95,000	$96,511
Series GG, 5.00%, 6/15/39	650,000	718,855
Series HH, 5.00%, 6/15/39	150,000	165,890
Sub-Series CC-1, 4.00%, 6/15/46	50,000	50,161
Series CC, 5.00%, 6/15/46	500,000	548,950
Series CC-1, 5.00%, 6/15/47	500,000	541,590
Series DD, 5.00%, 6/15/47	1,200,000	1,330,368
Series CC, 5.00%, 6/15/48	965,000	1,074,711
New York Transportation Development Corp, Private Airport & Marina Revenue, AMT, 5.00%, 1/01/30	400,000	444,324
AMT, 5.00%, 1/01/34	500,000	546,080
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, 5.00%, 10/15/35	65,000	72,922
5.00%, 10/15/41	1,150,000	1,275,120
Utility Debt Securitization Authority, Electric, Power & Light Revenue, Series TE, 5.00%, 12/15/41	1,100,000	1,202,003

		14,407,141

Ohio — 0.3%
Northeast Ohio Regional Sewer District, Sewer Revenue, 4.00%, 11/15/49	200,000	200,944
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue, Series A, 5.00%, 12/01/29	10,000	11,760
Series A, 5.00%, 6/01/30	10,000	11,718

		224,422

Oklahoma — 0.6%
Oklahoma Turnpike Authority, Highway Revenue Tolls, Series C, 4.00%, 1/01/42	350,000	354,928

Pennsylvania — 5.5%
City of Philadelphia Pa Airport Revenue, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/01/47	300,000	324,342
City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 7/01/40	395,000	428,931
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls, 5.00%, 7/01/42	40,000	44,693
Lehigh County Authority, Water Revenue, Series A, 5.00%, 12/01/43	20,000	21,658
Pennsylvania Economic Development Financing Authority, Industrial Revenue, 5.00%, 12/31/34	390,000	417,089
Pennsylvania Turnpike Commission, Highway Revenue Tolls, Sub-Series B-1, 5.00%, 6/01/42	100,000	106,547
Series A-2, 5.00%, 12/01/43	250,000	274,530

	Principal Amount	Value
Pennsylvania (Continued)
Series C, 5.00%, 12/01/44	$520,000	$554,876
Series A-1, 5.00%, 12/01/46	900,000	972,270

		3,144,936

Puerto Rico — 1.3%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue, Series CC, 5.25%, 7/01/36	400,000	439,932
Series N, 5.25%, 7/01/36	175,000	192,472
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls, Series L, 5.25%, 7/01/35	50,000	51,670
Series L, 5.25%, 7/01/41	25,000	27,509

		711,583

South Carolina — 4.7%
South Carolina Public Service Authority, Miscellaneous Revenue, Series C, 5.00%, 12/01/46	1,130,000	1,181,709
South Carolina Public Service Authority, Nuclear Revenue, Series E, 5.00%, 12/01/48	500,000	518,525
Series A, 5.00%, 12/01/49	200,000	207,972
Series A, 5.50%, 12/01/54	290,000	309,195
Series A, 5.00%, 12/01/55	365,000	379,969
Series E, 5.25%, 12/01/55	50,000	53,090

		2,650,460

Texas — 9.7%
Central Texas Regional Mobility Authority, Highway Revenue Tolls, Series A, 5.00%, 1/01/45	700,000	745,927
City of Austin TX Water & Wastewater System, Water Revenue, 5.00%, 11/15/39	500,000	550,680
City of Houston TX Combined Utility System, Water Revenue, Series B, 5.00%, 11/15/36	500,000	561,030
Series D, 5.00%, 11/15/39	85,000	93,883
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue, 5.00%, 2/01/47	150,000	167,325
Dallas Area Rapid Transit, Sales Tax Revenue, Series A, 5.00%, 12/01/46	300,000	330,222
North Texas Tollway Authority, Highway Revenue Tolls, Series A, 5.00%, 1/01/38	500,000	544,630
Series A, 5.00%, 1/01/48	1,500,000	1,645,140
San Antonio Water System, Water Revenue, Series B, 5.00%, 5/15/39	155,000	171,385
Texas Water Development Board, Water Revenue, Series A, 5.00%, 10/15/45	600,000	665,958

		5,476,180

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2018 (Unaudited)

	Principal Amount	Value
Utah — 0.9%
Salt Lake City Corp Airport, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/01/47	$450,000	$489,254

Virginia — 2.8%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls, 5.00%, 7/01/41	190,000	211,582
Virginia Small Business Financing Authority, Highway Revenue Tolls, 5.00%, 12/31/52	550,000	574,134
AMT, 5.00%, 12/31/56	750,000	780,735

		1,566,451

Washington — 0.8%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S-1, 5.00%, 11/01/29	10,000	11,471
Series S1, 5.00%, 11/01/45	400,000	443,116

		454,587

	Principal Amount	Value
Wisconsin — 0.3%
Wisconsin Department of Transportation, Miscellaneous Revenue, Series 2, 5.00%, 7/01/29	$75,000	$88,099
Series 2, 5.00%, 7/01/30	45,000	52,560

		140,659

TOTAL MUNICIPAL BONDS (Cost $57,972,336)		56,355,892

TOTAL INVESTMENTS — 98.6% (Cost $57,972,336)		$56,355,892
Other assets and liabilities, net — 1.4%		828,216

NET ASSETS — 100.0%		$57,184,108

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.15% (a)
—	58,068	(58,068)	—	—	41	—	—	—

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (b)	$—	$56,355,892	$—	$56,355,892

TOTAL	$—	$56,355,892	$—	$56,355,892

(b)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.1%
Australia — 3.3%
AGL Energy Ltd.	4,808	$66,043
Amcor Ltd.	8,456	82,930
ASX Ltd.	1,398	61,549
Aurizon Holdings Ltd.	14,589	44,852
Bendigo & Adelaide Bank Ltd.	3,582	27,936
Boral Ltd.	8,637	32,167
Crown Resorts Ltd.	2,747	23,470
Fortescue Metals Group Ltd.	11,244	32,844
Harvey Norman Holdings Ltd.	4,014	9,263
Insurance Australia Group Ltd.	16,745	89,020
LendLease Group (a)	4,139	38,265
Medibank Pvt Ltd.	20,056	35,443
Sonic Healthcare Ltd.	3,012	50,149
Wesfarmers Ltd.	8,112	187,132

		781,063

Austria — 0.1%
voestalpine AG	838	27,848

Brazil — 0.6%
BB Seguridade Participacoes SA	5,014	36,646
Cielo SA	9,216	22,643
Cosan SA	1,196	10,636
Hypera SA	2,449	20,288
Kroton Educacional SA	10,407	28,201
Petrobras Distribuidora SA	2,496	15,750
Porto Seguro SA	668	8,941

		143,105

Canada — 9.9%
Bank of Nova Scotia	8,930	485,772
BCE, Inc.	1,113	47,690
Canadian Imperial Bank of Commerce	3,218	269,962
CI Financial Corp.	1,948	29,489
First Capital Realty, Inc.	1,405	20,867
Great-West Lifeco, Inc. (b)	2,166	49,656
IGM Financial, Inc.	598	15,334
Inter Pipeline Ltd.	2,937	47,201
Keyera Corp.	1,542	33,761
Power Corp. of Canada	2,612	52,079
Power Financial Corp.	1,853	39,190
Royal Bank of Canada	10,442	765,375
Shaw Communications, Inc., Class B	16	301
Sun Life Financial, Inc.	4,387	161,736
TELUS Corp.	1,407	50,485
TransCanada Corp.	6,604	270,550

		2,339,448

Chile — 0.3%
Aguas Andinas SA, Class A	18,522	10,665
Banco Santander Chile	474,767	36,749
Enel Chile SA	210,440	20,391

		67,805

China — 6.3%
Agricultural Bank of China Ltd., Class H	212,076	95,933
China Construction Bank Corp., Class H	698,005	594,920

	Number of Shares	Value
China (Continued)
China Petroleum & Chemical Corp., Class A	4,200	$3,569
China Petroleum & Chemical Corp., Class H	184,332	156,638
China Vanke Co. Ltd., Class H	9,187	31,579
China Yangtze Power Co. Ltd., Class A	1,600	3,306
CIFI Holdings Group Co. Ltd.	26,269	13,158
Country Garden Holdings Co. Ltd.	55,334	68,021
Dongfeng Motor Group Co. Ltd., Class H	20,213	19,501
Guangzhou Automobile Group Co. Ltd., Class H	21,744	22,617
Hengan International Group Co. Ltd.	5,276	43,114
Industrial & Commercial Bank of China Ltd., Class H	504,260	358,264
Jiangsu Expressway Co. Ltd., Class H	8,791	11,818
Logan Property Holdings Co. Ltd.	10,107	11,817
SAIC Motor Corp. Ltd., Class A	1,000	3,579
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	7,700	10,387
Sinopec Shanghai Petrochemical Co. Ltd., Class H	24,121	10,942
Sinotrans Ltd., Class H	16,021	6,408
Weichai Power Co. Ltd., Class H	14,361	15,415
Xinyi Solar Holdings Ltd.	21,875	8,190
Yuzhou Properties Co. Ltd.	13,780	6,040
Zhejiang Expressway Co. Ltd., Class H	10,127	8,502

		1,503,718

Czech Republic — 0.2%
Komercni banka as	563	22,145
Moneta Money Bank AS, 144A	3,734	12,864

		35,009

Denmark — 0.1%
Tryg A/S	948	23,587

Finland — 1.9%
Elisa OYJ	999	40,064
Kone OYJ, Class B	2,447	121,242
Nokian Renkaat OYJ	826	26,439
Orion OYJ, Class B	752	25,101
Sampo OYJ, Class A	3,212	143,399
UPM-Kymmene OYJ	3,793	101,052

		457,297

France — 9.6%
Amundi SA, 144A	439	25,151
AXA SA	14,049	342,239
Bouygues SA	1,597	61,407
CNP Assurances	1,134	25,962
Eutelsat Communications SA	1,235	26,323
Sanofi	8,160	737,377
SCOR SE	1,157	55,597
Societe BIC SA	182	19,525
TOTAL SA	17,405	968,886

		2,262,467

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Germany — 10.6%
Allianz SE	3,118	$658,411
BASF SE	6,699	488,243
Bayer AG	6,769	494,954
Bayerische Motoren Werke AG	2,424	198,186
Covestro AG, 144A	1,406	80,966
Daimler AG	6,646	373,952
Evonik Industries AG	1,206	32,431
Hannover Rueck SE	426	59,183
Innogy SE*	993	41,656
ProSiebenSat.1 Media SE	1,699	34,501
TUI AG	3,162	45,064

		2,507,547

Greece — 0.1%
OPAP SA	1,405	13,204

Hong Kong — 3.7%
BOC Hong Kong Holdings Ltd.	26,817	104,516
China Everbright Ltd.	6,554	12,211
China Merchants Port Holdings Co. Ltd.	10,043	18,249
China Resources Cement Holdings Ltd.	17,449	17,035
China Resources Power Holdings Co. Ltd.	14,258	27,001
CLP Holdings Ltd.	11,826	130,338
Guangdong Investment Ltd.	20,937	40,399
Hang Lung Properties Ltd.	16,048	32,483
Hang Seng Bank Ltd.	5,526	127,527
Henderson Land Development Co. Ltd.	10,020	51,472
HKT Trust & HKT Ltd. (a)	26,596	38,471
Hysan Development Co. Ltd.	4,896	23,398
Lee & Man Paper Manufacturing Ltd.	11,063	10,023
New World Development Co. Ltd.	46,841	62,967
NWS Holdings Ltd.	10,873	22,869
Power Assets Holdings Ltd.	9,959	67,448
Shimao Property Holdings Ltd.	8,327	20,579
Sino Land Co. Ltd.	23,572	40,543
Wharf Holdings Ltd.	9,217	24,674
Yue Yuen Industrial Holdings Ltd.	5,142	14,948

		887,151

Indonesia — 0.6%
PT Adaro Energy Tbk	108,657	9,762
PT Gudang Garam Tbk	3,850	22,073
PT Indofood Sukses Makmur Tbk	40,247	18,572
PT Telekomunikasi Indonesia Persero Tbk	368,199	94,737

		145,144

Italy — 1.2%
Assicurazioni Generali SpA	8,583	144,702
Snam SpA	16,598	72,748
Terna Rete Elettrica Nazionale SpA (b)	10,256	57,342

		274,792

Japan — 4.1%
Canon, Inc.	7,170	203,324
Japan Tobacco, Inc.	8,009	199,149
MS&AD Insurance Group Holdings, Inc.	3,478	105,519
Nissan Motor Co. Ltd.	16,881	147,818
Sekisui House Ltd.	4,575	68,937
Subaru Corp.	4,448	98,832

	Number of Shares	Value
Japan (Continued)
Tokyo Electron Ltd.	1,100	$153,787

		977,366

Luxembourg — 0.1%
RTL Group SA	274	16,396

Macau — 0.3%
Sands China Ltd.	17,651	76,349

Malaysia — 0.4%
Astro Malaysia Holdings Bhd	8,300	2,380
HAP Seng Consolidated Bhd	4,082	9,609
Maxis Bhd	17,200	22,319
MISC Bhd	8,100	11,905
Petronas Gas Bhd	4,900	22,179
SP Setia Bhd Group	13,796	7,088
Westports Holdings Bhd	8,000	7,208

		82,688

Mexico — 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,647	18,358
Grupo Mexico SAB de CV, Series B	25,942	53,527

		71,885

Netherlands — 0.2%
Randstad NV	880	42,824

New Zealand — 0.2%
Spark New Zealand Ltd.	14,102	40,975

Norway — 1.0%
Gjensidige Forsikring ASA	1,400	21,822
Marine Harvest ASA	3,015	70,475
Orkla ASA	6,046	49,896
Telenor ASA	5,359	103,683

		245,876

Philippines — 0.2%
DMCI Holdings, Inc.	41,600	9,793
Globe Telecom, Inc.	267	10,034
Manila Electric Co.	2,100	15,392

		35,219

Portugal — 0.4%
EDP — Energias de Portugal SA	18,513	64,708
Jeronimo Martins SGPS SA	1,909	22,782

		87,490

Qatar — 0.3%
Barwa Real Estate Co.	1,416	14,863
Masraf Al Rayan QSC	2,636	29,022
Qatar Electricity & Water Co. QSC	342	16,906

		60,791

Russia — 3.3%
Alrosa PJSC	17,865	26,584
Gazprom PJSC	77,618	186,984
Inter RAO UES PJSC	226,040	13,825
LUKOIL PJSC	3,536	258,575
MMC Norilsk Nickel PJSC	453	86,185

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Russia (Continued)
Mobile TeleSystems PJSC, ADR	3,658	$27,106
PhosAgro PJSC, GDR	870	11,588
Polymetal International PLC	1,315	13,106
Severstal PJSC	1,393	20,862
Tatneft PJSC	11,289	120,170
X5 Retail Group NV, GDR	910	23,446

		788,431

Singapore — 0.9%
ComfortDelGro Corp. Ltd.	15,687	24,011
Singapore Exchange Ltd.	6,041	32,230
Singapore Technologies Engineering Ltd.	10,456	27,055
Singapore Telecommunications Ltd.	59,846	134,348

		217,644

South Africa — 2.9%
Absa Group Ltd.	5,332	59,218
Exxaro Resources Ltd.	1,869	17,413
FirstRand Ltd.	24,261	116,876
Foschini Group Ltd.	1,693	21,341
Investec Ltd. (b)	2,087	12,591
Investec PLC	4,682	28,453
Liberty Holdings Ltd.	927	7,153
MMI Holdings Ltd.*	6,824	8,519
Nedbank Group Ltd.	2,971	56,953
Netcare Ltd.	8,793	16,234
RMB Holdings Ltd.	4,903	27,665
Sanlam Ltd.	12,849	71,194
SPAR Group Ltd.	1,409	19,893
Standard Bank Group Ltd.	9,367	118,345
Telkom SA SOC Ltd.	1,978	8,089
Truworths International Ltd.	3,194	20,215
Vodacom Group Ltd.	4,388	39,715
Woolworths Holdings Ltd.	7,044	28,448

		678,315

South Korea — 1.0%
Cheil Worldwide, Inc.	508	10,627
Coway Co. Ltd.	373	26,088
Hyundai Marine & Fire Insurance Co. Ltd.	469	16,757
KT&G Corp.	845	78,398
Orange Life Insurance Ltd., 144A	235	6,310
Samsung Fire & Marine Insurance Co. Ltd.	220	53,481
SK Telecom Co. Ltd.	143	36,932

		228,593

Spain — 2.5%
Aena SME SA, 144A	491	77,942
Enagas SA	1,729	47,512
Endesa SA	2,379	53,011
Iberdrola SA	44,171	329,583
Mapfre SA	7,954	22,740
Red Electrica Corp. SA	3,127	67,324

		598,112

Sweden — 1.1%
Electrolux AB, Series B	1,754	39,855
Hennes & Mauritz AB, Class B (b)	6,355	117,058
ICA Gruppen AB (b)	579	21,007

	Number of Shares	Value
Sweden (Continued)
Skanska AB, Class B	2,446	$38,446
Swedish Match AB	1,255	49,008

		265,374

Switzerland — 8.0%
Adecco Group AG	1,164	57,539
Kuehne + Nagel International AG	383	53,847
Roche Holding AG	4,697	1,217,784
Swiss Life Holding AG	245	96,078
Swiss Prime Site AG	560	46,174
Swisscom AG	188	90,167
Zurich Insurance Group AG	1,093	342,878

		1,904,467

Taiwan — 4.6%
Catcher Technology Co. Ltd.	4,739	40,695
Cathay Financial Holding Co. Ltd.	59,332	93,520
Chicony Electronics Co. Ltd.	3,882	7,600
Chunghwa Telecom Co. Ltd.	27,514	95,580
Compal Electronics, Inc.	30,966	17,694
CTBC Financial Holding Co. Ltd.	128,057	85,021
Far EasTone Telecommunications Co. Ltd.	11,988	28,217
First Financial Holding Co. Ltd.	71,137	46,075
Formosa Chemicals & Fibre Corp.	25,414	87,872
Formosa Petrochemical Corp.	9,025	32,670
Formosa Plastics Corp.	32,256	104,722
Formosa Taffeta Co. Ltd.	5,339	5,824
Foxconn Technology Co. Ltd.	6,768	13,667
Fubon Financial Holding Co. Ltd.	47,933	75,942
Hotai Motor Co. Ltd.	2,352	18,097
Inventec Corp.	17,664	12,674
Lite-On Technology Corp.	15,695	20,841
Micro-Star International Co. Ltd.	4,747	11,173
Nan Ya Plastics Corp.	37,548	90,574
Nanya Technology Corp.	8,000	15,843
Nien Made Enterprise Co. Ltd.	1,196	8,756
Novatek Microelectronics Corp.	3,905	16,481
Pegatron Corp.	14,101	23,943
Phison Electronics Corp.	1,104	8,997
Pou Chen Corp.	17,368	18,890
Powertech Technology, Inc.	5,013	11,767
Realtek Semiconductor Corp.	3,393	15,587
Taiwan Mobile Co. Ltd.	11,819	41,825
Vanguard International Semiconductor Corp.	6,594	13,873
Yageo Corp.	1,839	22,091
Zhen Ding Technology Holding Ltd.	3,328	8,460

		1,094,971

Thailand — 1.2%
Glow Energy PCL, NVDR	3,831	10,134
Land & Houses PCL, NVDR	24,500	7,524
PTT Global Chemical PCL, NVDR	16,445	39,253
PTT PCL, NVDR	77,400	115,909
Siam Cement PCL	2,900	38,975
Siam Commercial Bank PCL, NVDR	13,600	57,481
Thai Oil PCL, NVDR	8,600	19,874

		289,150

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Turkey — 0.2%
Arcelik AS	1,594	$4,749
Eregli Demir ve Celik Fabrikalari TAS	10,892	15,749
Ford Otomotiv Sanayi AS	497	5,117
TAV Havalimanlari Holding AS	1,291	5,765
Tupras Turkiye Petrol Rafinerileri AS	941	22,390

		53,770

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	15,115	32,303
Aldar Properties PJSC	30,232	13,169
Dubai Islamic Bank PJSC	12,120	17,290
Emaar Malls PJSC	17,510	8,580
Emirates Telecommunications Group Co. PJSC	12,496	56,541

		127,883

United Kingdom — 15.9%
Admiral Group PLC	1,442	38,342
AstraZeneca PLC	9,179	716,392
Babcock International Group PLC	1,849	13,400
BAE Systems PLC	22,841	143,179
Barratt Developments PLC	7,646	45,090
BT Group PLC	61,275	204,834
Direct Line Insurance Group PLC	9,776	40,912
G4S PLC	11,320	28,013
GlaxoSmithKline PLC	35,936	743,516
Imperial Brands PLC	6,948	213,646
ITV PLC	25,867	47,921
Kingfisher PLC	15,658	49,945
Legal & General Group PLC	43,647	136,383
Marks & Spencer Group PLC	11,771	43,960
National Grid PLC	24,660	262,061
Next PLC	1,016	63,532
Persimmon PLC	2,304	55,854
Rio Tinto Ltd.	2,684	143,628
Rio Tinto PLC	8,506	386,252
Royal Mail PLC	6,487	26,469
Schroders PLC	917	29,566
Severn Trent PLC	1,719	40,137

	Number of Shares	Value
United Kingdom (Continued)
SSE PLC	7,399	$103,419
Standard Life Aberdeen PLC	16,981	57,502
Taylor Wimpey PLC	24,196	41,368
WPP PLC	9,158	101,166

		3,776,487

TOTAL COMMON STOCKS (Cost $25,354,570)		23,230,241

PREFERRED STOCKS — 1.5%
Brazil — 0.5%
Itausa — Investimentos Itau SA	32,210	102,578

Germany — 0.1%
Bayerische Motoren Werke AG	405	29,394

South Korea — 0.9%
Hyundai Motor Co.	198	11,623
Hyundai Motor Co. — 2nd Preferred	294	18,307
Samsung Electronics Co. Ltd.	6,209	186,943

		216,873

TOTAL PREFERRED STOCKS (Cost $348,776)		348,845

SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (c)(d) (Cost $280,923)	280,923	280,923

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.15% (c) (Cost $11,138)	11,138	11,138

TOTAL INVESTMENTS — 100.8% (Cost $25,995,407)		$23,871,147
Other assets and liabilities, net — (0.8%)		(175,075)

NET ASSETS — 100.0%		$23,696,072

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (c)(d)
569,313	—	(288,390)	(e)	—	—	4,331	—	280,923	280,923

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.15% (c)
—	39,530	(28,392)		—	—	26	—	11,138	11,138

569,313	39,530	(316,782)		—	—	4,357	—	292,061	292,061

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2018 (Unaudited)

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $265,286, which is 1.1% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Private Joint Stock Company
QSC:	Qatari Shareholders Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Futures	USD	2	$103,765	$99,960	12/21/2018	$(3,805)

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$23,230,241	$—	$—	$23,230,241
Preferred Stocks (f)	348,845	—	—	348,845
Short-Term Investments (f)	292,061	—	—	292,061

TOTAL	$23,871,147	$—	$—	$23,871,147

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contract	$(3,805)	$—	$—	$(3,805)

TOTAL	$(3,805)	$—	$—	$(3,805)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.5%
Australia — 5.0%
ASX Ltd.	23,836	$1,049,422
Aurizon Holdings Ltd.	246,412	757,557
Bendigo & Adelaide Bank Ltd.	59,132	461,175
Boral Ltd.	141,681	527,659
Crown Resorts Ltd.	46,578	397,959
Fortescue Metals Group Ltd.	191,452	559,231
Harvey Norman Holdings Ltd. (a)	71,767	165,609
Insurance Australia Group Ltd.	282,932	1,504,129
LendLease Group (b)	71,050	656,855
Medibank Pvt Ltd.	337,946	597,220
Wesfarmers Ltd.	137,937	3,182,013

		9,858,829

Austria — 0.2%
voestalpine AG	13,795	458,429

Denmark — 0.2%
Tryg A/S	15,094	375,552

Finland — 3.9%
Elisa OYJ	17,473	700,743
Kone OYJ, Class B	41,282	2,045,410
Nokian Renkaat OYJ	14,373	460,061
Orion OYJ, Class B	12,659	422,541
Sampo OYJ, Class A	54,037	2,412,462
UPM-Kymmene OYJ	65,507	1,745,228

		7,786,445

France — 14.8%
Amundi SA, 144A	7,342	420,637
AXA SA	237,166	5,777,450
Bouygues SA	26,558	1,021,188
CNP Assurances	21,293	487,484
Eutelsat Communications SA (a)	21,462	457,454
Sanofi	110,511	9,986,314
SCOR SE	19,761	949,569
Societe BIC SA	3,098	332,356
TOTAL SA	178,299	9,925,385

		29,357,837

Germany — 16.5%
Allianz SE	47,161	9,958,737
BASF SE	112,297	8,184,536
Bayerische Motoren Werke AG	40,566	3,316,668
Covestro AG, 144A	23,501	1,353,334
Daimler AG	111,250	6,259,723
Evonik Industries AG	20,189	542,901
Hannover Rueck SE	7,457	1,035,980
Innogy SE*	16,901	708,995
Innogy SE, 144A	1,114	50,932
ProSiebenSat.1 Media SE	28,561	579,986
TUI AG	54,033	770,068

		32,761,860

Hong Kong — 4.3%
BOC Hong Kong Holdings Ltd.	451,879	1,761,148
Hang Lung Properties Ltd.	249,874	505,767
Hang Seng Bank Ltd.	93,713	2,162,677

	Number of Shares	Value
Hong Kong (Continued)
HKT Trust & HKT Ltd. (b)	463,903	$671,039
New World Development Co. Ltd.	759,724	1,021,282
NWS Holdings Ltd.	183,247	385,426
Power Assets Holdings Ltd.	167,833	1,136,651
Sino Land Co. Ltd.	387,803	667,007
Yue Yuen Industrial Holdings Ltd.	90,996	264,532

		8,575,529

Italy — 2.9%
Assicurazioni Generali SpA	143,223	2,414,626
Atlantia SpA	60,585	1,242,299
Snam SpA	277,891	1,217,980
Terna Rete Elettrica Nazionale SpA	172,872	966,536

		5,841,441

Japan — 7.4%
Canon, Inc.	122,234	3,466,257
Japan Tobacco, Inc.	134,700	3,349,410
Nissan Motor Co. Ltd.	284,900	2,494,725
Sekisui House Ltd.	75,424	1,136,508
Subaru Corp.	74,700	1,659,781
Tokyo Electron Ltd.	19,100	2,670,299

		14,776,980

Luxembourg — 0.1%
RTL Group SA	4,552	272,389

Macau — 0.6%
Sands China Ltd.	295,372	1,277,621

Netherlands — 0.4%
Randstad NV	14,369	699,255

New Zealand — 0.3%
Spark New Zealand Ltd.	225,298	654,623

Norway — 1.7%
Gjensidige Forsikring ASA	24,558	382,789
Marine Harvest ASA	50,749	1,186,252
Telenor ASA	89,906	1,739,442

		3,308,483

Portugal — 0.7%
EDP — Energias de Portugal SA	310,650	1,085,801
Jeronimo Martins SGPS SA	30,386	362,624

		1,448,425

Singapore — 1.9%
ComfortDelGro Corp. Ltd.	272,500	417,092
Singapore Exchange Ltd.	98,050	523,124
Singapore Technologies Engineering Ltd.	193,590	500,907
Singapore Telecommunications Ltd.	1,000,398	2,245,791

		3,686,914

Spain — 5.0%
Aena SME SA, 144A	8,165	1,296,124
Enagas SA	28,021	770,009
Endesa SA	38,921	867,264
Iberdrola SA	741,710	5,534,291
Mapfre SA	133,187	380,772

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Red Electrica Corp. SA	52,763	$1,135,974

		9,984,434

Sweden — 0.3%
Skanska AB, Class B	41,588	653,675

Switzerland — 4.1%
Swiss Prime Site AG	9,275	764,757
Swisscom AG	3,203	1,536,196
Zurich Insurance Group AG	18,438	5,784,073

		8,085,026

United Kingdom — 29.2%
Admiral Group PLC	24,749	658,070
AstraZeneca PLC	124,239	9,696,463
Babcock International Group PLC	30,716	222,602
BAE Systems PLC	390,375	2,447,066
Barratt Developments PLC	124,115	731,933
BT Group PLC	1,030,799	3,445,817
Direct Line Insurance Group PLC	169,222	708,186
G4S PLC	188,260	465,870
GlaxoSmithKline PLC	490,619	10,150,910
Imperial Brands PLC	116,285	3,575,672
ITV PLC	442,413	819,618
Legal & General Group PLC	729,609	2,279,795
Marks & Spencer Group PLC	199,265	744,167
National Grid PLC	415,329	4,413,692
Next PLC	16,883	1,055,726
Persimmon PLC	37,840	917,322
Rio Tinto Ltd.	45,282	2,423,163
Rio Tinto PLC	143,815	6,530,540
Royal Mail PLC	110,840	452,264

	Number of Shares	Value
United Kingdom (Continued)
Schroders PLC	15,006	$483,824
Severn Trent PLC	28,737	670,980
SSE PLC	124,776	1,744,056
Standard Life Aberdeen PLC	286,317	969,538
Taylor Wimpey PLC	401,082	685,733
WPP PLC	154,495	1,706,667

		57,999,674

TOTAL COMMON STOCKS (Cost $219,044,138)		197,863,421

PREFERRED STOCK — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG (Cost $593,971)	6,733	488,662

SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (c)(d) (Cost $1,733,117)	1,733,117	1,733,117

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.15% (c) (Cost $154,612)	154,612	154,612

TOTAL INVESTMENTS — 100.6% (Cost $221,525,838)		$200,239,812
Other assets and liabilities, net — (0.6%)		(1,284,521)

NET ASSETS — 100.0%		$198,955,291

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (c)(d)
2,589,430	—	(856,313)	(e)	—	—	18,268	—	1,733,117	1,733,117

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.15% (c)
—	1,338,501	(1,183,889)		—	—	273	—	154,612	154,612

2,589,430	1,338,501	(2,040,202)		—	—	18,541	—	1,887,729	1,887,729

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $1,776,220, which is 0.9% of net assets.

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $120,256.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended November 30, 2018.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2018 (Unaudited)

At November 30, 2018, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
EURO STOXX 50 Futures	EUR	3	$108,038	$107,439	12/21/2018	$131
FTSE 100 Index Futures	GBP	1	88,869	88,918	12/21/2018	(154)
MSCI EAFE Index Futures	USD	5	453,190	454,075	12/21/2018	885

Total net unrealized appreciation						$862

Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$197,863,421	$—	$—	$197,863,421
Preferred Stock	488,662	—	—	488,662
Short-Term Investments (f)	1,887,729	—	—	1,887,729
Derivatives (g)
Futures Contracts	1,016	—	—	1,016

TOTAL	$200,240,828	$—	$—	$200,240,828

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(154)	$—	$—	$(154)

TOTAL	$(154)	$—	$—	$(154)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	36

This Page is Intentionally Left Blank

37

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2018 (Unaudited)

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Assets
Investments in non-affiliated securities at value	$8,145,823	$—	$9,077,709	$56,355,892
Investments in affiliated securities at value	—	6,576,225	—	—
Investment in DWS Government Money Market Series	3,708	54,032	29,459	—
Investment in DWS Government & Agency Securities Portfolio*	—	—	23,460	—
Cash	—	—	—	2,195
Deposit with broker for futures contracts	80,505	39,489	103,508	—
Receivables:
Investment securities sold	79,066	144,688	120,904	449,619
Interest	130,567	148	92,153	809,009
Securities lending income	—	4,439	83	—

Total Assets	$8,439,669	$6,819,021	$9,447,276	$57,616,715

Liabilities
Payable upon return of securities loaned	$—	$—	$23,460	$—
Payables:
Investment securities purchased	61,429	141,060	67,422	418,863
Investment advisory fees	3,101	789	1,917	13,744
Variation margin on futures contracts	7,829	1,672	11,185	—

Total Liabilities	72,359	143,521	103,984	432,607

Net Assets, at value	$8,367,310	$6,675,500	$9,343,292	$57,184,108

Net Assets Consist of
Paid-in capital	$8,739,275	$7,384,659	$9,900,700	$58,860,694
Distributable earnings (loss)	(371,965)	(709,159)	(557,408)	(1,676,586)

Net Assets, at value	$8,367,310	$6,675,500	$9,343,292	$57,184,108

Number of Common Shares outstanding	350,001	300,001	400,001	2,200,001

Net Asset Value	$23.91	$22.25	$23.36	$25.99

Investments in non-affiliated securities at cost	$8,739,780	$—	$9,712,148	$57,972,336

Investments in affiliated securities at cost	$—	$6,749,492	$—	$—

Value of securities loaned	$—	$—	$41,627	$—

Investment in DWS Government Money Market Series	$3,708	$54,032	$29,459	$—

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$23,460	$—

Non-cash collateral for securities on loan	$—	$—	$19,731	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	38

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2018 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Assets
Investments in non-affiliated securities at value	$23,579,086	$198,352,083
Investment in DWS Government Money Market Series	11,138	154,612
Investment in DWS Government & Agency Securities Portfolio*	280,923	1,733,117
Foreign currency at value	115,373	934,039
Deposit with broker for futures contracts	5,200	52,245
Receivables:
Investment securities sold	6,677,616	14,146,477
Capital shares	1,199	—
Variation margin on futures contracts	—	10,781
Dividends	46,422	378,649
Interest	25	95
Securities lending income	654	3,047
Foreign tax reclaim	5,355	26,494

Total Assets	$30,722,991	$215,791,639

Liabilities
Due to custodian	$—	$4
Payable upon return of securities loaned	280,923	1,733,117
Payables:
Investment securities purchased	1,978,988	15,070,279
Capital shares	4,762,057	—
Investment advisory fees	4,691	32,948
Variation margin on futures contracts	260	—

Total Liabilities	7,026,919	16,836,348

Net Assets, at value	$23,696,072	$198,955,291

Net Assets Consist of
Paid-in capital	$26,192,576	$219,166,644
Distributable earnings (loss)	(2,496,504)	(20,211,353)

Net Assets, at value	$23,696,072	$198,955,291

Number of Common Shares outstanding	1,000,001	9,100,001

Net Asset Value	$23.70	$21.86

Investments in non-affiliated securities at cost	$25,703,346	$219,638,109

Value of securities loaned	$265,286	$1,776,220

Investment in DWS Government Money Market Series	$11,138	$154,612

Investment in DWS Government & Agency Securities Portfolio at cost*	$280,923	$1,733,117

Non-cash collateral for securities on loan	$—	$120,256

Foreign currency at cost	$115,905	$943,350

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	39

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2018 (Unaudited)

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Investment Income
Unaffiliated interest income	$206,182	$—	$176,243	$872,126
Income distributions from affiliated funds	269	135,166	472	41
Affiliated securities lending income	178	3,362	184	—
Unaffiliated securities lending income, net of borrower rebates	—	4,493	159	—

Total Investment Income	206,629	143,021	177,058	872,167

Expenses
Investment advisory fees	19,205	8,805	11,942	85,877
Other expenses	57	32	57	57

Total Expenses	19,262	8,837	11,999	85,934

Less fees waived (See Note 3):
Waiver	(13)	(5,171)	(23)	(237)

Net Expenses	19,249	3,666	11,976	85,697

Net Investment income (loss)	187,380	139,355	165,082	786,470

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(14,432)	(620)	(56,362)	(21,577)
Investments in affiliates	—	(17,866)	—	—
Futures contracts	127,508	17,639	181,274	—

Net realized gain (loss)	113,076	(847)	124,912	(21,577)
Net change in unrealized appreciation (depreciation) on:
Investments	(256,304)	—	(303,961)	(1,134,995)
Investments in affiliates	—	(121,165)	—	—
Futures contracts	(17,406)	(7,122)	(17,642)	—

Net change in unrealized appreciation (depreciation)	(273,710)	(128,287)	(321,603)	(1,134,995)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(160,634)	(129,134)	(196,691)	(1,156,572)

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,746	$10,221	$(31,609)	$(370,102)

See Notes to Financial Statements.	40

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2018 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Investment Income
Unaffiliated dividend income*	$724,623	$4,371,557
Income distributions from affiliated funds	26	273
Affiliated securities lending income	4,331	18,268

Total Investment Income	728,980	4,390,098

Expenses
Investment advisory fees	30,200	183,839
Other expenses	57	57

Total Expenses	30,257	183,896

Less fees waived (See Note 3):
Waiver	(2)	(9)

Net Expenses	30,255	183,887

Net Investment income (loss)	698,725	4,206,211

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(461,045)	(543,416)
In-kind redemptions	472,447	134,873
Futures contracts	(3,515)	(59,102)
Foreign currency transactions	(3,088)	(4,793)

Net realized gain (loss)	4,799	(472,438)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,738,775)	(20,977,426)
Futures contracts	(3,805)	2,193
Foreign currency translations	(1,070)	(10,429)

Net change in unrealized appreciation (depreciation)	(1,743,650)	(20,985,662)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1,738,851)	(21,458,100)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,040,126)	$(17,251,889)

* Unaffiliated foreign tax withheld	$56,475	$117,863

See Notes to Financial Statements.	41

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF			Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF
	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018		For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$187,380	$321,383		$139,355	$462,886
Net realized gain (loss)	113,076	281,870		(847)	97,983
Net change in net unrealized appreciation (depreciation)	(273,710)	(467,738)		(128,287)	(227,488)

Net increase (decrease) in net assets resulting from operations	26,746	135,515		10,221	333,381

Distributions to Shareholders	(185,921)	(339,717	)*	(151,409)	(500,650)**

Fund Shares Transactions
Proceeds from shares sold	—	2,502,420		3,414,291	9,307,082
Value of shares redeemed	—	—		—	(16,276,068)

Net increase (decrease) in net assets resulting from fund share transactions	—	2,502,420		3,414,291	(6,968,986)

Total net increase (decrease) in Net Assets	(159,175)	2,298,218		3,273,103	(7,136,255)

Net Assets
Beginning of period	8,526,485	6,228,267		3,402,397	10,538,652

End of period	$8,367,310	$8,526,485	***	$6,675,500	$3,402,397 ***

Changes in Shares Outstanding
Shares outstanding, beginning of period	350,001	250,001		150,001	450,001
Shares sold	—	100,000		150,000	400,000
Shares redeemed	—	—		—	(700,000)

Shares outstanding, end of period	350,001	350,001		300,001	150,001

*	Includes distributions from net investment income of $324,352 and net realized gains of $15,365.
**	Includes distributions from net investment income.
***	Includes undistributed net investment income of $27,323 and $16,014, respectively.

See Notes to Financial Statements.	42

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF		Xtrackers Municipal Infrastructure Revenue Bond ETF
	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$165,082	$253,081	$786,470	$1,585,892
Net realized gain (loss)	124,912	226,515	(21,577)	261,079
Net change in net unrealized appreciation (depreciation)	(321,603)	(365,944)	(1,134,995)	(743,954)

Net increase (decrease) in net assets resulting from operations	(31,609)	113,652	(370,102)	1,103,017

Distributions to Shareholders	(163,108)	(242,032)*	(783,447)	(1,578,975)*

Fund Shares Transactions
Proceeds from shares sold	—	4,859,333	1,317,569	13,342,526
Value of shares redeemed	—	(1,216,092)	(1,322,758)	(14,616,254)

Net increase (decrease) in net assets resulting from fund share transactions	—	3,643,241	(5,189)	(1,273,728)

Total net increase (decrease) in Net Assets	(194,717)	3,514,861	(1,158,738)	(1,749,686)

Net Assets
Beginning of period	9,538,009	6,023,148	58,342,846	60,092,532

End of period	$9,343,292	$9,538,009 **	$57,184,108	$58,342,846 **

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,001	250,001	2,200,001	2,250,001
Shares sold	—	200,000	50,000	500,000
Shares redeemed	—	(50,000)	(50,000)	(550,000)

Shares outstanding, end of period	400,001	400,001	2,200,001	2,200,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $27,908 and $131,605, respectively.

See Notes to Financial Statements.	43

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF		Xtrackers MSCI EAFE High Dividend Yield Equity ETF
	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$698,725	$312,582	$4,206,211	$415,451
Net realized gain (loss)	4,799	(271,674)	(472,438)	(451,860)
Net change in net unrealized appreciation (depreciation)	(1,743,650)	(634,517)	(20,985,662)	(602,134)

Net increase (decrease) in net assets resulting from operations	(1,040,126)	(593,609)	(17,251,889)	(638,543)

Distributions to Shareholders	(686,413)	(130,513)*	(2,334,000)	(161,415)*

Fund Shares Transactions
Proceeds from shares sold	16,381,277	24,793,255	229,986,183	19,491,809
Value of shares redeemed	(17,651,055)	(1,297,712)	(35,135,742)	—

Net increase (decrease) in net assets resulting from fund share transactions	(1,269,778)	23,495,543	194,850,441	19,491,809

Total net increase (decrease) in Net Assets	(2,996,317)	22,771,421	175,264,552	18,691,851

Net Assets
Beginning of period	26,692,389	3,920,968	23,690,739	4,998,888

End of period	$23,696,072	$26,692,389 **	$198,955,291	$23,690,739 **

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,050,001	150,001	1,000,001	200,001
Shares sold	650,000	950,000	9,600,000	800,000
Shares redeemed	(700,000)	(50,000)	(1,500,000)	—

Shares outstanding, end of period	1,000,001	1,050,001	9,100,001	1,000,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $248,198 and $377,370, respectively.

See Notes to Financial Statements.	44

DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$24.36		$24.91	$23.96	$25.03	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.54		0.99	1.07	1.07	0.27
Net realized and unrealized gain (loss)	(0.46)		(0.48)	1.18	(0.80)	(0.04)

Total from investment operations	0.08		0.51	2.25	0.27	0.23

Less distributions from:
Net investment income	(0.53)		(1.02)	(1.30)	(1.26)	(0.20)
Net realized gains	—		(0.04)	—	(0.08)	—

Total distributions	(0.53)		(1.06)	(1.30)	(1.34)	(0.20)

Net Asset Value, end of period	$23.91		$24.36	$24.91	$23.96	$25.03

Total Return (%)	0.32	(c)**	2.03	9.61	1.22	0.90	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	8		9	6	6	6
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.47	0.50	0.50	*
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.47	0.50	0.50	*
Ratio of net investment income (loss) (%)	4.39	*	3.94	4.35	4.45	4.35	*
Portfolio turnover rate (%)(d)	8	**	48	35	15	1	**

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$22.68		$23.42	$22.23	$24.57	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.63		1.27	1.17	1.08	0.29
Net realized and unrealized gain (loss)	(0.30)		(0.53)	1.30	(2.10)	(0.51)

Total from investment operations	0.33		0.74	2.47	(1.02)	(0.22)

Less distributions from:
Net investment income	(0.76)		(1.48)	(1.28)	(1.32)	(0.21)

Total distributions	(0.76)		(1.48)	(1.28)	(1.32)	(0.21)

Net Asset Value, end of period	$22.25		$22.68	$23.42	$22.23	$24.57

Total Return (%)	1.43	(c)**	3.24 (c)	11.40	(4.06)	(0.87	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7		3	11	9	11
Ratio of expenses before fee waiver (%)	0.35	(e)*	0.35 (e)	0.39	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.15	(e)*	0.33 (e)	0.39	0.45	0.45	*
Ratio of net investment income (loss) (%)	5.54	*	5.47	5.08	4.81	4.75	*
Portfolio turnover rate (%)(d)	13	**	50	33	35	13	**

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	Based on average shares outstanding during the period.
(c)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	45

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$23.84		$24.09	$23.79	$24.63	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.41		0.78	0.73	0.71	0.17
Net realized and unrealized gain (loss)	(0.48)		(0.28)	0.39	(0.73)	(0.43)

Total from investment operations	(0.07)		0.50	1.12	(0.02)	(0.26)

Less distributions from:
Net investment income	(0.41)		(0.75)	(0.82)	(0.82)	(0.11)

Total distributions	(0.41)		(0.75)	(0.82)	(0.82)	(0.11)

Net Asset Value, end of period	$23.36		$23.84	$24.09	$23.79	$24.63

Total Return (%)	(0.32	)(d)**	2.05	4.79	(0.04)	(1.03)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	9		10	6	5	6
Ratio of expenses before fee waiver (%)	0.25	*	0.25	0.25	0.25	0.25 *
Ratio of expenses after fee waiver (%)	0.25	*	0.25	0.25	0.25	0.25 *
Ratio of net investment income (loss) (%)	3.46	*	3.22	3.04	3.00	2.72 *
Portfolio turnover rate (%)(e)	10	**	33	26	14	7 **

Xtrackers Municipal Infrastructure Revenue Bond ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$26.52		$26.71	$27.17	$25.49	$25.07	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.36		0.70	0.66	0.80	0.81	0.81
Net realized and unrealized gain (loss)	(0.53)		(0.20)	(0.46)	1.67	0.40	0.00	(f)

Total from investment operations	(0.17)		0.50	0.20	2.47	1.21	0.81

Less distributions from:
Net investment income	(0.36)		(0.69)	(0.66)	(0.79)	(0.79)	(0.74)

Total distributions	(0.36)		(0.69)	(0.66)	(0.79)	(0.79)	(0.74)

Net Asset Value, end of period	$25.99		$26.52	$26.71	$27.17	$25.49	$25.07

Total Return (%)	(0.61	)(d)**	1.87	0.77	9.89	4.88	3.46	(d)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	57		58	60	37	22	16
Ratio of expenses before fee waiver (%)	0.30	*	0.30	0.30	0.30	0.30	0.32	*
Ratio of expenses after fee waiver (%)	0.30	*	0.30	0.30	0.30	0.30	0.30	*
Ratio of net investment income (loss) (%)	2.75	*	2.61	2.50	3.07	3.16	3.48	*
Portfolio turnover rate (%)(e)	9	**	28	0	13	4	5	**

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	For the period June 4, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	Less than 0.005.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	46

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$25.42		$26.14	$22.96	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.57		1.35	1.02	0.70
Net realized and unrealized gain (loss)	(1.77)		(1.20)	3.07	(2.38)

Total from investment operations	(1.20)		0.15	4.09	(1.68)

Less distributions from:
Net investment income	(0.52)		(0.87)	(0.60)	(0.36)
Net realized gains	—		—	(0.31)	—

Total distributions	(0.52)		(0.87)	(0.91)	(0.36)

Net Asset Value, end of period	$23.70		$25.42	$26.14	$22.96

Total Return (%)	(4.82	)(c)**	0.54	18.17	(6.67	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	24		27	4	3
Ratio of expenses before fee waiver (%)	0.20	*	0.32	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.20	*	0.32	0.45	0.45	*
Ratio of net investment income (loss) (%)	4.63	*	5.29	4.17	3.83	*
Portfolio turnover rate (%)(d)	17	**	76	36	33	**

Xtrackers MSCI EAFE High Dividend Yield Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$23.69		$24.99	$23.16	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.52		1.50	1.06	0.88
Net realized and unrealized gain (loss)	(2.06)		(1.99)	3.03	(2.17)

Total from investment operations	(1.54)		(0.49)	4.09	(1.29)

Less distributions from:
Net investment income	(0.29)		(0.81)	(0.95)	(0.38)
Net realized gains	–		–	(1.31)	(0.17)

Total distributions	(0.29)		(0.81)	(2.26)	(0.55)

Net Asset Value, end of period	$21.86		$23.69	$24.99	$23.16

Total Return (%)	(6.58	)(c)**	(2.02)	18.93 (e)	(5.08	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	199		24	5	5
Ratio of expenses before fee waiver (%)	0.20	*	0.33	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.20	*	0.33	0.45	0.45	*
Ratio of net investment income (loss) (%)	4.58	*	6.28	4.48	4.86	*
Portfolio turnover rate (%)(d)	9	**	56	41	33	**

(a)	For the period August 12, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.32%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	47

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2018, the Trust consists of thirty-six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF
Xtrackers Municipal Infrastructure Revenue Bond ETF
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co.KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF and Xtrackers Investment Grade Bond — Interest Rate Hedged ETF offer shares that are listed and traded on the Bats BZX Exchange. (“Bats BZX”). Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Solactive Emerging Markets Bond — Interest Rate Hedged Index
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Solactive High Yield Corporate Bond — Interest Rate Hedged Index
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Solactive Investment Grade Bond — Interest Rate Hedged Index
Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	MSCI ACWI ex USA High Dividend Yield Index

Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

The Solactive Emerging Markets Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated emerging markets bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated government debt issued by emerging market countries and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets bonds. The Solactive High Yield Corporate Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. The Solactive Investment Grade Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated investment grade liquid corporate bonds. The Underlying Index is comprised of

(a) long positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S.

48

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). The Solactive Indices are rebalanced monthly on the last business day of each month.

The MSCI ACWI ex USA High Dividend Yield Index is designed to track the performance of equity securities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

49

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities

50

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Accounting Standard Update    In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables-Nonrefundable fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from net investment income monthly and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2018, the Funds did not incur any interest or penalties.

At May 31, 2018, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	$109,495	$420,827	$530,322
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	44,583	—	44,583
Xtrackers Municipal Infrastructure Revenue Bond ETF	110,376	4,478	114,854
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	63,067	144,960	208,027
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	180,672	98,896	279,568

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Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2018, the following Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses on Capital
Xtrackers Municipal Infrastructure Revenue Bond ETF	$58,339
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	260,555
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	320,479

As of May 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$8,815,206	$(405,380)	$29,378	$(434,758)
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	3,718,829	(53,663)	—	(53,663)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	9,665,232	(346,016)	8,145	(354,161)
Xtrackers Municipal Infrastructure Revenue Bond ETF	58,075,172	(481,449)	250,145	(731,594)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	27,737,728	(549,495)	366,505	(916,000)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	26,949,906	(402,315)	492,932	(895,247)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of November 30, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds, except the Xtrackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with

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Notes to Financial Statements (Unaudited) (Continued)

the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2018, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of November 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2018, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had securities on loan, which were classified as common stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining cash contractual maturity of the collateral agreements were overnight and continuous.

As of November 30, 2018, the Xtrackers Investment Grade Bond — Interest Rate Hedged ETF had securities on loan, which were classified as bonds in the Schedule of Investments and the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had securities on loan, which were classified as common stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF
Corporate Bonds	$23,460	$17	$4,368	$15,346	$43,191

Gross amount of recognized liabilities for securities lending transactions					$43,191

Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Common Stocks	$1,733,117	$—	$—	$120,256	$1,853,373

Gross amount of recognized liabilities for securities lending transactions					$1,853,373

As of November 30, 2018, Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF and Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF had no securities on loan.

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2018, Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF and Xtrackers Investment Grade Bond — Interest Rate Hedged ETF entered into short U.S. Treasury futures contracts to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of each Fund’s long bond investments, and Xtrackers MSCI EAFE High Dividend Yield Equity ETF and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

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Notes to Financial Statements (Unaudited) (Continued)

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2018 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$—	Unrealized depreciation on future contracts*	$17,172
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$—	Unrealized depreciation on future contracts*	$5,013
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$—	Unrealized depreciation on future contracts*	$20,079
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$3,805
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$1,016	Unrealized depreciation on futures contracts*	$154

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Interest Rate Contracts	Futures Contracts — Equity Contracts	Total
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$127,508	$—	$127,508
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	17,639	—	17,639
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	181,274	—	181,274
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	(3,515)	(3,515)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	—	(59,102)	(59,102)

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Notes to Financial Statements (Unaudited) (Continued)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Interest Rate Contracts	Futures Contracts — Equity Contracts	Total
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$(17,406)	$—	$(17,406)
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	(7,122)	—	(7,122)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	(17,642)	—	(17,642)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	(3,805)	(3,805)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	—	2,193	2,193

For the period ended November 30, 2018 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$(8,015,180)
Xtrackers High Yield Corp Bond — Interest Rate Hedged ETF	(4,739,347)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	(9,488,948)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	94,447
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	554,951

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	0.45%
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	0.35%
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	0.25%
Xtrackers Municipal Infrastructure Revenue Bond ETF	0.30%
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	0.20%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.20%

The Advisor for the Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF has contractually agreed, until the date of the Fund’s annual registration statement update in 2020, to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in the Underlying Funds. For the period June 1, 2018 through November 30, 2018, the Advisor waived $5,159 of expenses to the Fund.

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Effective November 30, 2018, the Advisor for the Xtrackers Municipal Infrastructure Revenue Bond ETF has contractually agreed, until November 30, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.15% of the Fund’s average daily net assets. On November 30, 2018, the Advisor waived $235 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period from June 1, 2018 through November 30, 2018, the Advisor waived expenses of the Fund’s as follows:

Expenses Waived
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$13
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	12
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	23
Xtrackers Municipal Infrastructure Revenue Bond ETF	2
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	2
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	9

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$707,983	$650,041
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	622,661	629,162
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	1,089,002	940,812
Xtrackers Municipal Infrastructure Revenue Bond ETF	5,321,292	6,274,071
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	5,721,046	5,020,388
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	29,862,994	15,756,004

For the period ended November 30, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	$3,359,339	$—
Xtrackers Municipal Infrastructure Revenue Bond ETF	1,273,854	—
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	13,110,121	15,137,994
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	216,743,598	34,909,069

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Notes to Financial Statements (Unaudited) (Continued)

5. Fund Share Transactions

As of November 30, 2018, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2018.

Pro-rata Share
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$525,000
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	525,000
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	525,000

7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2018, there was one affiliated shareholder account for the fund listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	15%

8. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

9. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest

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Notes to Financial Statements (Unaudited) (Continued)

rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Bats BZX, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund during the past calendar year, when available can be found at www.Xtrackers.com.

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Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. EMIH, HYIH and IGIH seek to mitigate the potential negative impact of rising Treasury interest rates by taking short positions in U.S. Treasury notes or bonds, or futures relating to those instruments. These short positions are not intended to mitigate credit risk or other factors that may have a greater impact on performance than rising or falling interest rates. The short positions may limit the potential positive impact of falling interest rates and there is no guarantee that the short positions will completely eliminate the interest rate risk of the long positions. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Stocks may decline in value. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Bats BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

EMIH, HYIH, IGIH and RVNU are not sponsored, promoted, sold or supported in any other manner by Solactive AG (the “Licensor”) nor does the trade mark or the Index Price at any time or in any other respect.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of Deutsche Asset Management International GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, New York 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049075-3 (1/19) DBX003655 (1/20)

November 30, 2018

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers MSCI All China Equity ETF (CN)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our flagship ETFs tracking China’s equity market for the period ended November 30, 2018.

The global economy peaked with divergent growth before moderating amid tighter U.S. monetary policy, fears surrounding the U.S.-China trade war, and economic meltdowns in specific emerging markets. The Chinese economy also witnessed moderate growth despite tighter trade deficit pressures and the Shenzhen government’s significant off-balance-sheet debt. Nevertheless, policy makers focused on consistent financial deleveraging and doubled efforts toward an ingrown economy. The monetary policy was relaxed as the People’s Bank of China (PBoC) carried out rate cuts for the bank’s reserve requirement multiple times over the year. However, the impending trade war took a toll on its most recent economic update, due to its uncompromising reaction to sanctions from the U.S. Meanwhile, increased foreign currency reserves offered a buffer to the renminbi’s volatility.

China’s GDP growth moderated at 6.5% year on year in the third quarter of 2018, reflecting weaker domestic demand and softer industrial production growth. Yet, China’s trade surplus with the U.S. rose to a new high in the midst of the trade war, backed by resilient shipments to the U.S. and some front-loading ahead of potentially wider tariffs. The service sector, which accounts for half of the Chinese economy, continued to grow at its fastest pace, posting impressive year-on-year growth, resulting in increased wages and consumer spending. However, China’s mounting debt position and credit growth remained the key challenges against a backdrop of an appreciating U.S. dollar, increasing capital outflows, and a steady increase in the U.S. Federal Reserve Board rates.

The Chinese equity market tumbled slightly; but this does not reflect underlying economic reality, because the allocation of household wealth to equity is relatively insignificant compared with cash and real estate. China’s credit profile has also stabilized moderately, given the recovery in nominal growth and the government’s financial deleveraging campaign. China has also set up a new bond financing support vehicle to back private companies and ease their funding difficulties. In addition, regulators are trying to curb shadow banking through tighter regulations, which could minimize unexpected shocks to the banking system.

Overall, expansionary fiscal policy with substantial consumer spending and infrastructure investments has continued to be the cornerstone of growth in the economy. In addition, the Chinese government sped up bond issuance to safeguard economic growth and boost domestic demand in the face of escalating external uncertainties. The planned transition to a consumer- and service-oriented economy driven by domestic demand could lead to a slowdown in the near term. New trade talks ahead of the G20 meeting should ease the temporary cease-fire on the tariff war, although it may take longer to assess the impact. Investors will now have to wait to see how U.S.-China trade relations unfold in early 2019, as any positive outcome could potentially improve market sentiment.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

The Xtrackers MSCI China A Inclusion Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China A Inclusion Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program (“Shanghai Connect”) or the Shenzhen-Hong Kong Stock Connect program (“Shenzhen Connect,” and together with Shanghai Connect, “Stock Connect”). China A-Shares are equity securities issued by companies incorporated in mainland China and are denominated in renminbi (“RMB”). ASHX expects to gain exposure to the China A-share market of the Underlying Index by investing in Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR), an affiliated fund subadvised by Harvest Global Investments Limited. On June 4, 2018 the Xtrackers CSI 300 China A-Shares Hedged Equity ETF’s name changed to Xtrackers MSCI China A Inclusion Equity ETF. At that time, the Underlying Index replaced the CSI 300 USD Hedged Index which is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market, while mitigating exposure to fluctuations between the value of the renmimbi (“RMB”) and the U.S. dollar. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (24.0% of Net Asstes)

Description	% of Net Assets
Kweichow Moutai Co. Ltd.	4.4%
Ping An Insurance Group Co. of China Ltd.	4.2%
China Merchants Bank Co. Ltd.	3.6%
Industrial Bank Co. Ltd.	2.0%
Shanghai Pudong Development Bank Co. Ltd.	1.9%
Industrial & Commercial Bank of China Ltd.	1.7%
Agricultural Bank of China Ltd.	1.6%
Midea Group Co. Ltd.	1.6%
Hangzhou Hikvision Digital Technology Co. Ltd.	1.5%
China Vanke Co. Ltd.	1.5%

Sector Diversification* as of 11/30/18

Financials	35.1%
Industrials	13.3%
Consumer Staples	10.5%
Consumer Discretionary	8.4%
Information Technology	6.7%
Materials	5.9%
Real Estate	5.8%
Health Care	5.7%
Utilities	3.6%
Energy	2.9%
Communication Services	2.1%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Xtrackers Harvest CSI 300 China A-Shares ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (25.1% of Net Asstes)

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd.	7.1%
China Merchants Bank Co. Ltd.	3.0%
Kweichow Moutai Co. Ltd.	2.9%
Industrial Bank Co. Ltd.	2.1%
Midea Group Co. Ltd.	1.8%
Gree Electric Appliances, Inc. of Zhuhai	1.8%
Bank of Communications Co. Ltd.	1.7%
China Minsheng Banking Corp. Ltd.	1.7%
Inner Mongolia Yili Industrial Group Co. Ltd.	1.5%
Jiangsu Hengrui Medicine Co. Ltd.	1.5%

Sector Diversification* as of 11/30/18

Financials	37.0%
Industrials	13.4%
Consumer Discretionary	9.6%
Consumer Staples	8.2%
Information Technology	7.1%
Materials	6.6%
Health Care	6.2%
Real Estate	4.9%
Utilities	2.7%
Energy	2.5%
Communication Services	1.8%

Total	100.0%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 12.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (5.8% of Net Assets)

Description	% of Net Assets
Changchun High & New Technology Industry Group, Inc.	0.9%
Jinyu Bio-Technology Co. Ltd.	0.7%
Dawning Information Industry Co. Ltd.	0.6%
By-health Co. Ltd.	0.6%
Guanghui Energy Co. Ltd.	0.5%
Jinke Properties Group Co. Ltd.	0.5%
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd.	0.5%
AVIC Jonhon OptronicTechnology Co. Ltd.	0.5%
Glodon Co. Ltd.	0.5%
Shandong Hualu Hengsheng Chemical Co. Ltd.	0.5%

Sector Diversification* as of 11/30/18

Industrials	20.8%
Information Technology	17.3%
Materials	15.7%
Health Care	11.8%
Consumer Discretionary	9.4%
Consumer Staples	6.6%
Real Estate	5.8%
Communication Services	3.9%
Utilities	3.5%
Energy	2.7%
Financials	2.5%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 18.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All China Equity ETF (CN)

The Xtrackers MSCI All China Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the “Underlying Index”). The Underlying Index is designed to capture large- and mid-capitalization representation across all China securities listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index includes A-Shares, H-Shares, B-Shares, Red chips and P chips share classes, as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). It is based on the concept of the integrated MSCI China equity universe with China A-shares included. The Fund expects to gain exposure to the China A-share components of the Index by investing in Xtrackers MSCI China A Inclusion Equity ETF, an affiliated fund advised by DBX Advisors LLC., and Xtrackers Harvest CSI 300 China A-shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, affiliated funds subadvised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Ten Largest Equity and ETF Holdings as of 11/30/18 (68.0% of Net Assets)

Description	% of Net Assets
Xtrackers MSCI China A Inclusion Equity ETF	31.0%
Tencent Holdings Ltd.	9.6%
Alibaba Group Holding Ltd.	8.8%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	4.7%
China Construction Bank Corp.	3.4%
China Mobile Ltd.	2.6%
Baidu, Inc.	2.2%
Ping An Insurance Group Co. of China Ltd.	2.1%
Industrial & Commercial Bank of China Ltd.	2.1%
Bank of China Ltd.	1.5%

Sector Diversification* as of 11/30/18

Financials	25.4%
Communication Services	18.1%
Consumer Discretionary	16.9%
Industrials	8.5%
Real Estate	5.5%
Consumer Staples	5.0%
Energy	4.6%
Information Technology	4.5%
Health Care	4.4%
Materials	3.9%
Utilities	3.2%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral and cash equivalents. Sector percentages include the sector allocations of the Fund’s investment in Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 26.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Xtrackers MSCI All China Equity ETF invests. The Xtrackers MSCI China A Inclusion Equity ETF shareholders indirectly bear the expenses of Xtrackers Harvest CSI 300 China A-Shares ETF (the “Underlying Fund”) in which the Xtrackers MSCI China A Inclusion Equity ETF invests. These expenses are not included in Xtrackers MSCI All China Equity ETF’s and Xtrackers MSCI China A Inclusion Equity ETF’s annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers MSCI All China Equity ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI China A Inclusion Equity ETF (2)
Actual	$1,000.00	$791.83	0.60%	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Xtrackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$783.83	0.65%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$707.04	0.65%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Xtrackers MSCI All China Equity ETF (2)
Actual	$1,000.00	$813.39	0.31%	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	0.31%	$1.57

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

6

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 2.1%
China Film Co. Ltd., Class A	9,000	$17,868
China South Publishing & Media Group Co. Ltd., Class A	8,500	14,041
China United Network Communications Ltd., Class A	151,100	114,696
Chinese Universe Publishing and Media Group Co. Ltd., Class A	7,000	12,006
CITIC Guoan Information Industry Co. Ltd., Class A	18,900	10,380
Giant Network Group Co. Ltd., Class A	6,500	17,932
Perfect World Co. Ltd., Class A	4,400	15,257
Shanghai Oriental Pearl Group Co. Ltd., Class A	16,397	23,879
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	8,600	14,787

		240,846

Consumer Discretionary — 8.4%
BYD Co. Ltd., Class A	8,798	72,096
China Grand Automotive Services Co. Ltd., Class A	27,800	16,986
China International Travel Service Corp. Ltd., Class A	9,443	74,951
China Shipbuilding Industry Group Power Co. Ltd., Class A	8,414	27,628
Chongqing Changan Automobile Co. Ltd., Class A	18,000	15,941
Fuyao Glass Industry Group Co. Ltd., Class A	9,809	30,770
Gree Electric Appliances, Inc. of Zhuhai, Class A*	14,600	77,346
Guangzhou Automobile Group Co. Ltd., Class A	10,340	15,534
Hangzhou Robam Appliances Co. Ltd., Class A	4,800	14,395
HLA Corp. Ltd., Class A	11,200	12,656
Huayu Automotive Systems Co. Ltd., Class A	15,500	37,770
Liaoning Cheng Da Co. Ltd., Class A	7,000	11,623
Midea Group Co. Ltd., Class A	32,262	179,448
Oppein Home Group, Inc., Class A	1,400	16,102
Qingdao Haier Co. Ltd., Class A	29,700	58,710
SAIC Motor Corp. Ltd., Class A	38,027	135,853
Shandong Linglong Tyre Co. Ltd., Class A	4,600	9,000
Shenzhen Overseas Chinese Town Co. Ltd., Class A	39,700	34,302
Suning.com Co. Ltd., Class A	45,864	70,485
TCL Corp., Class A	65,400	23,223
Wanxiang Qianchao Co. Ltd., Class A	13,900	10,971
Weifu High-Technology Group Co. Ltd., Class A	4,200	10,862
Zhejiang Semir Garment Co. Ltd., Class A	8,600	11,239

		967,891

	Number of Shares	Value
Consumer Staples — 10.5%
Beijing Dabeinong Technology Group Co. Ltd., Class A (a)	22,200	$10,787
Foshan Haitian Flavouring & Food Co. Ltd., Class A	10,926	99,539
Henan Shuanghui Investment & Development Co. Ltd., Class A	13,300	43,786
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	29,613	101,451
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,324	105,482
Kweichow Moutai Co. Ltd., Class A	6,177	501,737
Luzhou Laojiao Co. Ltd., Class A	7,100	41,850
Muyuan Foodstuff Co. Ltd., Class A	8,510	33,045
New Hope Liuhe Co. Ltd., Class A	19,872	20,170
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	4,200	21,646
Tongwei Co. Ltd., Class A	19,500	23,773
Tsingtao Brewery Co. Ltd., Class A	3,500	15,513
Wuliangye Yibin Co. Ltd., Class A	18,900	142,351
Yonghui Superstores Co. Ltd., Class A	47,166	48,957

		1,210,087

Energy — 2.9%
China Petroleum & Chemical Corp., Class A	124,050	105,220
China Shenhua Energy Co. Ltd., Class A	21,600	58,256
Offshore Oil Engineering Co. Ltd., Class A	22,300	16,895
PetroChina Co. Ltd., Class A	78,828	86,241
Shaanxi Coal Industry Co. Ltd., Class A	32,400	35,959
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	14,400	15,361
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	15,400	13,461

		331,393

Financials — 34.9%
Agricultural Bank of China Ltd., Class A	363,317	186,468
Anxin Trust Co. Ltd., Class A	26,380	18,621
Avic Capital Co. Ltd., Class A	43,010	28,381
Bank of Beijing Co. Ltd., Class A	103,914	88,589
Bank of China Ltd., Class A	239,912	124,511
Bank of Communications Co. Ltd., Class A	191,438	161,003
Bank of Guiyang Co. Ltd., Class A	11,200	17,873
Bank of Hangzhou Co. Ltd., Class A	24,940	27,680
Bank of Jiangsu Co. Ltd., Class A	56,361	51,695
Bank of Nanjing Co. Ltd., Class A	41,200	41,343
Bank of Ningbo Co. Ltd., Class A	25,000	60,776
Bank of Shanghai Co. Ltd., Class A	53,271	87,842
Changjiang Securities Co. Ltd., Class A	27,900	22,662
China CITIC Bank Corp. Ltd., Class A	27,600	22,498
China Construction Bank Corp., Class A	46,700	44,647
China Everbright Bank Co. Ltd., Class A	194,131	107,450
China Life Insurance Co. Ltd., Class A	13,500	41,883
China Merchants Bank Co. Ltd., Class A	100,643	413,085
China Merchants Securities Co. Ltd., Class A	28,032	55,372

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Financials (Continued)
China Minsheng Banking Corp. Ltd., Class A	172,971	$151,689
China Pacific Insurance Group Co. Ltd., Class A	30,677	138,438
CITIC Securities Co. Ltd., Class A	47,855	116,063
Dongxing Securities Co. Ltd., Class A	11,200	16,891
Everbright Securities Co. Ltd., Class A	18,737	26,883
First Capital Securities Co. Ltd., Class A	16,800	13,163
Founder Securities Co. Ltd., Class A	39,900	31,377
GF Securities Co. Ltd., Class A	29,100	56,394
Guosen Securities Co. Ltd., Class A	19,700	25,404
Guotai Junan Securities Co. Ltd., Class A	36,951	85,208
Guoyuan Securities Co. Ltd., Class A	16,800	19,201
Haitong Securities Co. Ltd., Class A	39,014	52,947
Huaan Securities Co. Ltd., Class A	17,300	12,436
Huatai Securities Co. Ltd., Class A	32,180	77,722
Huaxia Bank Co. Ltd., Class A	62,998	70,553
Hubei Biocause Pharmaceutical Co. Ltd., Class A	20,900	17,848
Industrial & Commercial Bank of China Ltd., Class A	262,989	201,518
Industrial Bank Co. Ltd., Class A	101,285	232,104
Industrial Securities Co. Ltd., Class A	33,500	24,369
New China Life Insurance Co. Ltd., Class A	10,164	64,834
Orient Securities Co. Ltd., Class A	28,951	38,416
Ping An Bank Co. Ltd., Class A	83,666	124,612
Ping An Insurance Group Co. of China Ltd., Class A	52,809	482,018
Shanghai Pudong Development Bank Co. Ltd., Class A	143,157	220,420
Shanxi Securities Co. Ltd., Class A	14,000	13,002
Shenwan Hongyuan Group Co. Ltd., Class A	90,995	58,083
Sinolink Securities Co. Ltd., Class A	15,300	17,135
SooChow Securities Co. Ltd., Class A	15,300	15,749
Western Securities Co. Ltd., Class A	17,000	20,749

		4,027,605

Health Care — 5.7%
Beijing Tongrentang Co. Ltd., Class A	6,500	27,184
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,775	16,839
Dong-E-E-Jiao Co. Ltd., Class A	3,200	20,877
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,000	38,120
Huadong Medicine Co. Ltd., Class A	7,250	35,573
Jiangsu Hengrui Medicine Co. Ltd., Class A	17,910	168,521
Jointown Pharmaceutical Group Co. Ltd., Class A	9,000	18,684
Kangmei Pharmaceutical Co. Ltd., Class A	24,556	37,174
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	15,160	35,264
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	4,276	16,407
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	9,700	38,823

	Number of Shares	Value
Health Care (Continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	9,300	$27,061
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	4,200	15,307
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,000	24,323
Tasly Pharmaceutical Group Co. Ltd., Class A	7,420	22,465
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	10,200	21,776
Yunnan Baiyao Group Co. Ltd., Class A	5,070	54,302
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,000	35,064

		653,764

Industrials — 13.2%
AECC Aviation Power Co. Ltd., Class A	11,200	37,806
Air China Ltd., Class A	22,900	26,930
AVIC Aircraft Co. Ltd., Class A	13,400	28,877
AVIC Shenyang Aircraft Co. Ltd., Class A*	4,500	20,967
China Avionics Systems Co. Ltd., Class A	7,100	15,382
China Communications Construction Co. Ltd., Class A	13,300	22,620
China Eastern Airlines Corp. Ltd., Class A	39,700	29,964
China Gezhouba Group Co. Ltd., Class A	22,400	20,642
China International Marine Containers Group Co. Ltd., Class A	5,760	9,134
China National Chemical Engineering Co. Ltd., Class A	23,900	19,448
China Railway Construction Corp. Ltd., Class A	56,094	88,627
China Shipbuilding Industry Co. Ltd., Class A	111,300	67,844
China Southern Airlines Co. Ltd., Class A	41,800	42,666
China Spacesat Co. Ltd., Class A	5,600	13,896
China State Construction Engineering Corp. Ltd., Class A	204,711	169,811
COSCO SHIPPING Development Co. Ltd., Class A*	40,300	13,557
COSCO SHIPPING Holdings Co. Ltd., Class A*	37,000	21,809
CRRC Corp. Ltd., Class A	98,744	123,930
Daqin Railway Co. Ltd., Class A	72,513	80,375
Dongfang Electric Corp. Ltd., Class A*	13,300	14,570
Fangda Carbon New Material Co. Ltd., Class A	8,793	23,083
Guangshen Railway Co. Ltd., Class A	27,100	12,584
Han’s Laser Technology Industry Group Co. Ltd., Class A	5,300	25,617
Jihua Group Corp. Ltd., Class A	20,771	10,451
Luxshare Precision Industry Co. Ltd., Class A	19,970	43,323
Metallurgical Corp. of China Ltd., Class A	87,314	38,913
NARI Technology Co. Ltd., Class A	22,400	56,613
Ningbo Zhoushan Port Co. Ltd., Class A	28,492	14,992
Power Construction Corp. of China Ltd., Class A	49,500	33,518

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Sany Heavy Industry Co. Ltd., Class A	37,850	$43,695
SF Holding Co. Ltd., Class A	5,700	28,845
Shanghai Electric Group Co. Ltd., Class A	37,300	27,241
Shanghai International Airport Co. Ltd., Class A	4,795	34,536
Shanghai International Port Group Co. Ltd., Class A	41,400	33,152
Shanghai Tunnel Engineering Co. Ltd., Class A	15,400	12,841
Spring Airlines Co. Ltd., Class A	3,700	18,373
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	12,700	15,793
TBEA Co. Ltd., Class A	17,381	17,117
Tus-Sound Environmental Resources Co. Ltd., Class A	7,000	10,919
Weichai Power Co. Ltd., Class A	29,400	31,784
XCMG Construction Machinery Co. Ltd., Class A	38,000	18,246
Xiamen C & D, Inc., Class A	14,000	15,176
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	14,179	22,463
Zhejiang Chint Electrics Co. Ltd., Class A	10,617	34,495
Zhengzhou Yutong Bus Co. Ltd., Class A	11,200	18,130
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	29,650	15,132

		1,525,887

Information Technology — 6.7%
360 Security Technology, Inc., Class A	6,600	21,207
Aisino Corp., Class A	9,196	32,589
Beijing Shiji Information Technology Co. Ltd., Class A	4,200	17,329
BOE Technology Group Co. Ltd., Class A	164,502	65,745
DHC Software Co. Ltd., Class A	15,400	15,741
Dongxu Optoelectronic Technology Co. Ltd., Class A	26,300	17,771
Focus Media Information Technology Co. Ltd., Class A	60,523	50,031
GoerTek, Inc., Class A	15,500	16,022
Guangzhou Haige Communications Group, Inc. Co., Class A	11,100	12,096
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	44,900	175,382
Hengtong Optic-electric Co. Ltd., Class A	9,200	23,133
Hundsun Technologies, Inc., Class A	3,000	23,372
Iflytek Co. Ltd., Class A	10,334	36,577
LONGi Green Energy Technology Co. Ltd., Class A	13,600	36,367
Ninestar Corp., Class A	3,500	12,675
O-film Tech Co. Ltd., Class A	13,100	21,620
Sanan Optoelectronics Co. Ltd., Class A	20,079	41,192
Shanghai 2345 Network Holding Group Co. Ltd., Class A	22,320	12,386
Tianma Microelectronics Co. Ltd., Class A	9,800	14,934
Unisplendour Corp. Ltd., Class A	3,420	17,194
Yonyou Network Technology Co. Ltd., Class A	9,300	31,620

	Number of Shares	Value
Information Technology (Continued)
Zhejiang Dahua Technology Co. Ltd., Class A	14,000	$26,849
ZTE Corp., Class A*	16,900	48,276

		770,108

Materials — 5.9%
Angang Steel Co. Ltd., Class A	20,900	16,586
Anhui Conch Cement Co. Ltd., Class A	19,464	89,011
Baoshan Iron & Steel Co. Ltd., Class A	90,357	87,293
BBMG Corp., Class A	40,500	20,087
China Molybdenum Co. Ltd., Class A	85,800	48,970
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	17,693	24,749
Hengli Petrochemical Co. Ltd., Class A	10,600	20,740
Hesteel Co. Ltd., Class A	51,500	21,767
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	187,700	41,286
Jiangxi Copper Co. Ltd., Class A	10,044	19,176
Jiangxi Ganfeng Lithium Co. Ltd., Class A	5,600	20,369
Jinduicheng Molybdenum Co. Ltd., Class A	12,600	10,814
Maanshan Iron & Steel Co. Ltd., Class A	30,600	16,321
Qinghai Salt Lake Industry Co. Ltd., Class A*	14,000	16,746
Rongsheng Petro Chemical Co. Ltd., Class A	14,000	20,208
Shandong Gold Mining Co. Ltd., Class A	9,191	35,742
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	16,700	10,012
Sinopec Shanghai Petrochemical Co. Ltd., Class A	23,670	17,083
Tianqi Lithium Corp., Class A	5,600	25,585
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,900	14,706
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,140	20,242
Zhejiang Longsheng Group Co. Ltd., Class A	15,700	20,472
Zhongjin Gold Corp. Ltd., Class A	16,800	18,887
Zijin Mining Group Co. Ltd., Class A	85,597	41,717

		678,569

Real Estate — 5.7%
China Fortune Land Development Co. Ltd., Class A	14,340	52,570
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,005	86,686
China Vanke Co. Ltd., Class A	47,396	173,344
Financial Street Holdings Co. Ltd., Class A	15,300	14,913
Future Land Holdings Co. Ltd., Class A	11,200	44,054
Gemdale Corp., Class A	22,222	30,382
Greenland Holdings Corp. Ltd., Class A	39,773	35,165
Jinke Properties Group Co. Ltd., Class A	25,900	22,267
Poly Developments and Holdings Group Co. Ltd., Class A	57,773	108,804
RiseSun Real Estate Development Co. Ltd., Class A	21,100	25,420
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,529	16,052

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Xinhu Zhongbao Co. Ltd., Class A	41,200	$18,243
Youngor Group Co. Ltd., Class A	18,100	19,906
Zhejiang China Commodities City Group Co. Ltd., Class A	25,400	13,219

		661,025

Utilities — 3.6%
Beijing Capital Co. Ltd., Class A	27,500	13,640
China National Nuclear Power Co. Ltd., Class A	50,484	38,611
China Yangtze Power Co. Ltd., Class A	71,500	147,505
GD Power Development Co. Ltd., Class A	94,400	33,793
Huadian Power International Corp. Ltd., Class A	39,600	25,960
Huaneng Power International, Inc., Class A	23,800	23,609
Hubei Energy Group Co. Ltd., Class A	22,200	11,521
SDIC Power Holdings Co. Ltd., Class A	33,095	34,732
Shenergy Co. Ltd., Class A	22,100	15,663
Shenzhen Energy Group Co. Ltd., Class A	16,700	12,725
Sichuan Chuantou Energy Co. Ltd., Class A	21,100	24,298

	Number of Shares	Value
Utilities (Continued)
Zhejiang Zheneng Electric Power Co. Ltd., Class A	44,100	$28,467

		410,524

TOTAL COMMON STOCKS (Cost $12,864,513)		11,477,699

EXCHANGE-TRADED FUND — 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF (b) (Cost $4,387)	190	4,450

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 2.15% (c) (Cost $43,508)	43,508	43,508

TOTAL INVESTMENTS — 100.0% (Cost $12,912,408)		$11,525,657
Other assets and liabilities, net — 0.0%		2,248

NET ASSETS — 100.0%		$11,527,905

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
EXCHANGE-TRADED FUND — 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF (b)
2,048,942	18,941	(2,073,500)		326,283	(316,216)	—	—	190	4,450

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (c)(d)
75,000	—	(75,000)	(e)	—	—	33	—	—	—

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 2.15% (c)
—	84,252	(40,744)		—	—	146	—	43,508	43,508

2,123,942	103,193	(2,189,244)		326,283	(316,216)	179	—	43,698	47,958

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2018 (Unaudited)

At November 30, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
SGX FTSE China A50 Index Futures	USD	4	$44,050	$44,000	12/28/2018	$(50)

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock (f)	$11,466,912	$—	$10,787	$11,477,699
Exchange-Traded Fund	4,450	—	—	4,450
Short-Term Investments	43,508	—	—	43,508

TOTAL	$11,514,870	$—	$10,787	$11,525,657

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(50)	$—	$—	$(50)

TOTAL	$(50)	$—	$—	$(50)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.3%
Communication Services — 1.8%
Beijing Enlight Media Co. Ltd., Class A	715,200	$742,958
China Film Co. Ltd., Class A	605,039	1,202,200
China United Network Communications Ltd., Class A	7,597,963	5,772,058
Chinese Universe Publishing and Media Group Co. Ltd., Class A	467,911	803,162
CITIC Guoan Information Industry Co. Ltd., Class A	2,232,900	1,227,247
Dr Peng Telecom & Media Group Co. Ltd., Class A	1,165,379	1,371,577
Giant Network Group Co. Ltd., Class A	495,259	1,367,435
Huayi Brothers Media Corp., Class A	1,357,217	966,616
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A*	1,263,230	843,335
Perfect World Co. Ltd., Class A	318,479	1,105,243
Shanghai Oriental Pearl Group Co. Ltd., Class A	1,396,432	2,035,302
Wanda Film Holding Co. Ltd., Class A	573,454	1,779,706
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	713,389	1,227,601

		20,444,440

Consumer Discretionary — 9.6%
BYD Co. Ltd., Class A	761,246	6,243,088
China Grand Automotive Services Co. Ltd., Class A	1,988,898	1,216,189
China International Travel Service Corp. Ltd., Class A	796,628	6,328,093
China Shipbuilding Industry Group Power Co. Ltd., Class A	711,827	2,339,215
Chongqing Changan Automobile Co. Ltd., Class A	1,588,756	1,408,113
Fuyao Glass Industry Group Co. Ltd., Class A	1,153,697	3,621,980
Great Wall Motor Co. Ltd., Class A	975,711	863,368
Gree Electric Appliances, Inc. of Zhuhai, Class A*	3,926,466	20,817,995
Guangzhou Automobile Group Co. Ltd., Class A	515,030	774,370
Hangzhou Robam Appliances Co. Ltd., Class A	387,297	1,162,406
HLA Corp. Ltd., Class A	1,471,425	1,664,027
Huayu Automotive Systems Co. Ltd., Class A	1,282,862	3,128,594
Kuang-Chi Technologies Co. Ltd., Class A	370,499	491,494
Liaoning Cheng Da Co. Ltd., Class A	995,497	1,654,328
Midea Group Co. Ltd., Class A	3,767,922	20,974,915
Nanjing Xinjiekou Department Store Co. Ltd., Class A	429,608	630,481
Oppein Home Group, Inc., Class A	104,172	1,199,059
Qingdao Haier Co. Ltd., Class A	2,983,486	5,902,368
SAIC Motor Corp. Ltd., Class A	2,854,751	10,206,908
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,680,392	2,317,781

	Number of Shares	Value
Consumer Discretionary (Continued)
Songcheng Performance Development Co. Ltd., Class A	592,782	$1,875,511
Suning.com Co. Ltd., Class A	3,041,058	4,677,372
Suofeiya Home Collection Co. Ltd., Class A	528,376	1,410,219
TCL Corp., Class A	8,864,323	3,150,229
Wanxiang Qianchao Co. Ltd., Class A	1,129,553	892,234
Wuchan Zhongda Group Co. Ltd., Class A	1,404,295	992,064
Xiamen Intretech, Inc., Class A	86,100	582,610
Zhejiang Century Huatong Group Co. Ltd., Class A	380,046	1,204,620
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,067,832	1,149,222

		108,878,853

Consumer Staples — 8.1%
Beijing Dabeinong Technology Group Co. Ltd., Class A (a)	1,752,213	852,125
Foshan Haitian Flavouring & Food Co. Ltd., Class A	660,858	6,025,477
Henan Shuanghui Investment & Development Co. Ltd., Class A	807,708	2,661,274
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,961,557	17,011,460
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	491,908	7,090,298
Kweichow Moutai Co. Ltd., Class A	409,997	33,329,492
Luzhou Laojiao Co. Ltd., Class A	597,107	3,522,375
Muyuan Foodstuff Co. Ltd., Class A	507,270	1,971,349
New Hope Liuhe Co. Ltd., Class A	1,735,446	1,762,850
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	211,883	1,092,911
Tongwei Co. Ltd., Class A	1,585,723	1,934,740
Wuliangye Yibin Co. Ltd., Class A	1,583,197	11,933,915
Yonghui Superstores Co. Ltd., Class A	3,124,341	3,245,601

		92,433,867

Energy — 2.5%
China Coal Energy Co. Ltd., Class A	1,492,810	1,054,595
China Oilfield Services Ltd., Class A	483,628	644,350
China Petroleum & Chemical Corp., Class A	8,577,915	7,281,709
China Petroleum Engineering Corp.	1,360,900	777,350
China Shenhua Energy Co. Ltd., Class A	1,615,873	4,361,538
Offshore Oil Engineering Co. Ltd., Class A	1,805,089	1,368,701
PetroChina Co. Ltd., Class A	5,288,442	5,790,445
Shaanxi Coal Industry Co. Ltd., Class A	3,264,248	3,625,768
Shanxi Meijin Energy Co. Ltd., Class A	989,800	512,684
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	1,287,225	1,126,050
Wintime Energy Co. Ltd., Class A*(a)	2,195,285	534,051
Yanzhou Coal Mining Co. Ltd., Class A	715,944	982,714

		28,059,955

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Financials — 36.7%
Agricultural Bank of China Ltd., Class A	31,262,500	$16,058,002
Anxin Trust Co. Ltd., Class A	1,786,580	1,262,128
Avic Capital Co. Ltd., Class A	3,651,670	2,411,592
Bank of Beijing Co. Ltd., Class A	12,080,590	10,307,241
Bank of Chengdu Co. Ltd., Class A	320,500	385,508
Bank of China Ltd., Class A	17,209,200	8,938,557
Bank of Communications Co. Ltd., Class A	22,434,092	18,882,693
Bank of Guiyang Co. Ltd., Class A	1,126,101	1,798,456
Bank of Hangzhou Co. Ltd., Class A	1,675,871	1,861,476
Bank of Jiangsu Co. Ltd., Class A	5,673,992	5,208,456
Bank of Nanjing Co. Ltd., Class A	4,848,142	4,868,894
Bank of Ningbo Co. Ltd., Class A	2,069,375	5,034,802
Bank of Shanghai Co. Ltd., Class A	4,461,481	7,362,784
Bohai Leasing Co. Ltd., Class A	1,520,805	838,054
Caitong Securities Co. Ltd., Class A	318,700	360,874
Changjiang Securities Co. Ltd., Class A	3,159,469	2,568,396
China CITIC Bank Corp. Ltd., Class A	2,513,824	2,050,773
China Construction Bank Corp., Class A	6,263,228	5,992,657
China Everbright Bank Co. Ltd., Class A	13,002,287	7,202,446
China Galaxy Securities Co. Ltd., Class A	1,058,943	1,170,128
China Life Insurance Co. Ltd., Class A	1,362,181	4,229,469
China Merchants Bank Co. Ltd., Class A	8,421,944	34,595,375
China Merchants Securities Co. Ltd., Class A	1,871,534	3,699,849
China Minsheng Banking Corp. Ltd., Class A	23,105,560	20,278,970
China Pacific Insurance Group Co. Ltd., Class A	2,566,634	11,591,906
CITIC Securities Co. Ltd., Class A	6,424,603	15,594,122
Dongxing Securities Co. Ltd., Class A	1,142,836	1,724,881
East Money Information Co. Ltd., Class A	2,954,268	5,449,259
Everbright Securities Co. Ltd., Class A	1,593,033	2,287,467
First Capital Securities Co. Ltd., Class A	1,733,680	1,359,456
Founder Securities Co. Ltd., Class A	3,441,026	2,708,164
GF Securities Co. Ltd., Class A	2,422,240	4,697,931
Guosen Securities Co. Ltd., Class A	2,019,492	2,606,359
Guotai Junan Securities Co. Ltd., Class A	3,065,730	7,075,185
Guoyuan Securities Co. Ltd., Class A	1,647,016	1,883,929
Haitong Securities Co. Ltd., Class A	6,634,281	9,010,844
Hithink RoyalFlush Information Network Co. Ltd., Class A	185,217	1,137,644
Huaan Securities Co. Ltd., Class A	1,464,143	1,053,303
Huatai Securities Co. Ltd., Class A	2,664,477	6,440,519
Huaxia Bank Co. Ltd., Class A	5,233,680	5,866,029
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,207,604	1,032,073
Industrial & Commercial Bank of China Ltd., Class A	17,601,484	13,498,206

	Number of Shares	Value
Financials (Continued)
Industrial Bank Co. Ltd., Class A	10,151,667	$23,282,267
Industrial Securities Co. Ltd., Class A	3,806,288	2,771,097
New China Life Insurance Co. Ltd., Class A	681,141	4,348,365
Orient Securities Co. Ltd., Class A	2,933,184	3,895,297
Pacific Securities Co. Ltd., Class A	5,584,933	2,233,893
Ping An Bank Co. Ltd., Class A	7,009,950	10,448,988
Ping An Insurance Group Co. of China Ltd., Class A	8,845,011	80,798,496
SDIC Capital Co. Ltd., Class A	683,717	1,028,982
Shanghai Pudong Development Bank Co. Ltd., Class A	9,586,559	14,772,424
Shanxi Securities Co. Ltd., Class A	1,386,580	1,288,775
Shenwan Hongyuan Group Co. Ltd., Class A	5,558,756	3,551,078
Sinolink Securities Co. Ltd., Class A	1,738,456	1,948,502
SooChow Securities Co. Ltd., Class A	1,964,828	2,024,124
Southwest Securities Co. Ltd., Class A	2,318,232	1,274,148
Western Securities Co. Ltd., Class A	1,443,995	1,763,896
Zheshang Securities Co. Ltd., Class A	301,200	356,227

		418,171,416

Health Care — 6.2%
Aier Eye Hospital Group Co. Ltd., Class A	777,904	3,189,852
Beijing Tongrentang Co. Ltd., Class A	467,036	1,954,761
China Reform Health Management and Services Group Co. Ltd., Class A*	583,798	1,553,939
Chongqing Zhifei Biological Products Co. Ltd., Class A	394,804	2,422,703
Dong-E-E-Jiao Co. Ltd., Class A	381,499	2,490,907
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	459,221	2,502,830
Huadong Medicine Co. Ltd., Class A	594,602	2,919,861
Hualan Biological Engineering, Inc., Class A	470,809	2,559,212
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,801,875	16,968,126
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	767,690	1,714,262
Kangmei Pharmaceutical Co. Ltd., Class A	2,434,665	3,688,647
Lepu Medical Technology Beijing Co. Ltd., Class A	876,776	3,948,504
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,018,505	2,371,053
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	374,530	1,438,251
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	817,178	3,273,298
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	955,992	2,783,969
Shanghai RAAS Blood Products Co. Ltd., Class A (a)	461,372	1,257,455
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	341,538	1,245,709

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Tasly Pharmaceutical Group Co. Ltd., Class A	758,919	$2,299,605
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,172,681	2,505,566
Yunnan Baiyao Group Co. Ltd., Class A	423,973	4,544,583
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	246,102	2,878,759

		70,511,852

Industrials — 13.3%
AECC Aviation Power Co. Ltd., Class A	759,673	2,566,400
Air China Ltd., Class A	2,468,098	2,904,794
AVIC Aircraft Co. Ltd., Class A	1,151,114	2,482,674
AVIC Helicopter Co. Ltd., Class A	240,355	1,372,913
Beijing New Building Materials PLC, Class A	684,348	1,513,389
Beijing Orient Landscape & Environment Co. Ltd., Class A	1,083,400	1,295,356
Beijing Originwater Technology Co. Ltd., Class A	1,542,278	1,937,209
China Avionics Systems Co. Ltd., Class A	425,956	923,587
China Communications Construction Co. Ltd., Class A	1,252,963	2,132,665
China Eastern Airlines Corp. Ltd., Class A	3,202,465	2,419,042
China Gezhouba Group Co. Ltd., Class A	2,260,253	2,084,562
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	469,754	553,547
China National Chemical Engineering Co. Ltd., Class A	1,627,857	1,325,660
China Nuclear Engineering Corp. Ltd., Class A	661,283	721,200
China Railway Construction Corp. Ltd., Class A	3,759,879	5,945,264
China Railway Group Ltd., Class A	4,583,857	4,735,382
China Shipbuilding Industry Co. Ltd., Class A	7,527,194	4,591,965
China Southern Airlines Co. Ltd., Class A	2,852,694	2,914,158
China Spacesat Co. Ltd., Class A	483,458	1,200,602
China State Construction Engineering Corp. Ltd., Class A	17,176,801	14,259,940
COSCO SHIPPING Development Co. Ltd., Class A*	2,573,330	866,385
COSCO SHIPPING Holdings Co. Ltd., Class A*	3,106,706	1,832,667
CRRC Corp. Ltd., Class A	5,977,793	7,508,526
Daqin Railway Co. Ltd., Class A	4,855,580	5,386,356
Fangda Carbon New Material Co. Ltd., Class A	879,398	2,310,393
Guangshen Railway Co. Ltd., Class A	2,770,950	1,287,748
Guangzhou Port Co. Ltd., Class A	1,518,100	893,354
Guoxuan High-Tech Co. Ltd., Class A	569,589	1,029,321

	Number of Shares	Value
Industrials (Continued)
Hainan Airlines Holding Co. Ltd., Class A	9,383,900	$2,713,807
Han’s Laser Technology Industry Group Co. Ltd., Class A	695,352	3,363,582
Jiangsu Guoxin Corp. Ltd., Class A*	423,806	460,377
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,510,933	1,393,486
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,997,743	2,230,493
Jihua Group Corp. Ltd., Class A	1,443,396	726,864
Luxshare Precision Industry Co. Ltd., Class A	2,019,671	4,384,999
Metallurgical Corp. of China Ltd., Class A	4,367,700	1,948,112
NARI Technology Co. Ltd., Class A	1,505,250	3,807,388
Ningbo Zhoushan Port Co. Ltd., Class A	3,209,481	1,690,112
Power Construction Corp. of China Ltd., Class A	3,745,996	2,538,562
Sany Heavy Industry Co. Ltd., Class A	3,779,105	4,366,204
SF Holding Co. Ltd., Class A	215,982	1,093,855
Shanghai Construction Group Co. Ltd., Class A	3,606,711	1,546,419
Shanghai Electric Group Co. Ltd., Class A	2,877,867	2,103,459
Shanghai International Airport Co. Ltd., Class A	786,304	5,667,973
Shanghai International Port Group Co. Ltd., Class A	2,461,485	1,972,659
Shanghai Tunnel Engineering Co. Ltd., Class A	1,544,839	1,289,172
Shenzhen Inovance Technology Co. Ltd., Class A	814,501	2,499,666
Siasun Robot & Automation Co. Ltd., Class A	890,707	1,754,437
Spring Airlines Co. Ltd., Class A	224,336	1,114,862
STO Express Co. Ltd., Class A	250,000	624,078
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,291,744	1,607,652
TBEA Co. Ltd., Class A	3,039,519	2,995,677
Tus-Sound Environmental Resources Co. Ltd., Class A	582,528	909,381
Weichai Power Co. Ltd., Class A	3,957,592	4,282,017
XCMG Construction Machinery Co. Ltd., Class A	3,816,726	1,834,160
Xiamen C & D, Inc., Class A	1,159,581	1,257,975
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,666,176	2,641,813
YTO Express Group Co. Ltd., Class A	284,234	413,862
Zhejiang Chint Electrics Co. Ltd., Class A	698,499	2,271,296
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	684,500	1,309,859
Zhengzhou Yutong Bus Co. Ltd., Class A	1,084,749	1,757,386
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,706,256	1,893,055

		151,459,758

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Information Technology — 7.0%
360 Security Technology, Inc., Class A	330,982	$1,064,343
Aisino Corp., Class A	914,910	3,244,852
Beijing Shiji Information Technology Co. Ltd., Class A	276,640	1,142,343
Beijing Xinwei Technology Group Co. Ltd., Class A*(a)	500,044	749,960
BOE Technology Group Co. Ltd., Class A	19,401,174	7,760,191
Chaozhou Three-Circle Group Co. Ltd., Class A	852,799	2,152,166
DHC Software Co. Ltd., Class A	1,543,811	1,579,295
Dongxu Optoelectronic Technology Co. Ltd., Class A	3,138,773	2,122,547
Fiberhome Telecommunication Technologies Co. Ltd., Class A	470,195	1,909,126
Focus Media Information Technology Co. Ltd., Class A	5,989,450	4,955,122
GoerTek, Inc., Class A	1,589,361	1,644,186
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,025,703	11,828,114
Hengtong Optic-electric Co. Ltd., Class A	1,087,424	2,736,455
Hundsun Technologies, Inc., Class A	403,133	3,143,165
Iflytek Co. Ltd., Class A	1,188,607	4,210,425
Lens Technology Co. Ltd., Class A	664,882	755,738
LONGi Green Energy Technology Co. Ltd., Class A	1,591,162	4,258,209
O-film Tech Co. Ltd., Class A	1,550,673	2,561,308
Sanan Optoelectronics Co. Ltd., Class A	1,991,511	4,088,897
Shenzhen Goodix Technology Co. Ltd., Class A	74,203	769,548
Shenzhen Sunway Communication Co. Ltd., Class A	641,819	2,308,618
Tsinghua Tongfang Co. Ltd., Class A	1,451,951	2,109,953
Unisplendour Corp. Ltd., Class A	178,180	896,508
Wangsu Science & Technology Co. Ltd., Class A	1,191,237	1,371,159
Yonyou Network Technology Co. Ltd., Class A	775,168	2,637,707
Zhejiang Dahua Technology Co. Ltd., Class A	1,435,191	2,754,641
ZTE Corp., Class A*	1,948,481	5,570,493

		80,325,069

Materials — 6.6%
Aluminum Corp. of China Ltd., Class A*	5,383,406	2,819,409
Angang Steel Co. Ltd., Class A	1,502,137	1,193,021
Anhui Conch Cement Co. Ltd., Class A	1,630,900	7,464,326
Baiyin Nonferrous Group Co. Ltd., Class A	660,300	316,362
Baoshan Iron & Steel Co. Ltd., Class A	7,278,012	7,036,904
BBMG Corp., Class A	2,716,400	1,348,380
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	958,732	1,518,743
Beijing Shougang Co. Ltd., Class A*	1,275,917	692,091

	Number of Shares	Value
Materials (Continued)
China Jushi Co. Ltd., Class A	1,733,585	$2,526,702
China Molybdenum Co. Ltd., Class A	1,856,090	1,060,203
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,774,712	2,484,508
Hengli Petrochemical Co. Ltd., Class A	615,469	1,205,213
Hesteel Co. Ltd., Class A	3,467,710	1,466,864
Hoshine Silicon Industry Co. Ltd., Class A	60,261	395,367
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	11,140,807	2,452,493
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,731,670	1,116,211
Jiangxi Copper Co. Ltd., Class A	847,021	1,618,422
Jiangxi Ganfeng Lithium Co. Ltd., Class A	636,709	2,317,721
Jinduicheng Molybdenum Co. Ltd., Class A	781,904	671,626
Kangde Xin Composite Material Group Co. Ltd., Class A	1,362,578	1,854,608
Kingenta Ecological Engineering Group Co. Ltd., Class A	1,271,545	1,101,356
Lomon Billions Group Co. Ltd., Class A	490,591	893,620
Minmetals Capital Co. Ltd., Class A	428,000	469,859
Qinghai Salt Lake Industry Co. Ltd., Class A*	1,150,109	1,376,772
Rongsheng Petro Chemical Co. Ltd., Class A	1,027,103	1,483,704
Shandong Gold Mining Co. Ltd., Class A	609,964	2,373,947
Shandong Nanshan Aluminum Co. Ltd., Class A	5,890,040	1,915,254
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,036,207	1,221,681
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,178,150	850,950
Tianqi Lithium Corp., Class A	559,061	2,556,304
Tongling Nonferrous Metals Group Co. Ltd., Class A	5,146,520	1,517,984
Wanhua Chemical Group Co. Ltd., Class A	1,338,211	5,560,596
Xiamen Tungsten Co. Ltd., Class A	692,799	1,319,760
YanAn Bicon Pharmaceutical Listed Co., Class A	144,855	382,445
Zhejiang Huayou Cobalt Co. Ltd., Class A	406,180	1,987,580
Zhejiang Longsheng Group Co. Ltd., Class A	2,124,440	2,772,371
Zhongjin Gold Corp. Ltd., Class A	1,401,616	1,577,013
Zijin Mining Group Co. Ltd., Class A	8,451,151	4,122,067

		75,042,437

Real Estate — 4.8%
Beijing Capital Development Co. Ltd., Class A	1,059,186	1,025,621

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
China Fortune Land Development Co. Ltd., Class A	971,824	$3,565,557
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,946,234	5,275,644
China Vanke Co. Ltd., Class A	3,989,760	14,603,718
Financial Street Holdings Co. Ltd., Class A	971,858	948,052
Future Land Holdings Co. Ltd., Class A	760,861	2,995,167
Gemdale Corp., Class A	1,841,011	2,519,048
Greenland Holdings Corp. Ltd., Class A	2,980,635	2,637,445
Poly Developments and Holdings Group Co. Ltd., Class A	5,827,864	10,984,500
Red Star Macalline Group Corp. Ltd., Class A	275,116	453,232
RiseSun Real Estate Development Co. Ltd., Class A	1,435,022	1,730,223
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	597,841	1,255,851
Xinhu Zhongbao Co. Ltd., Class A	3,498,246	1,550,246
Yango Group Co. Ltd., Class A	1,343,797	1,127,202
Youngor Group Co. Ltd., Class A	2,070,060	2,278,473
Zhejiang China Commodities City Group Co. Ltd., Class A	2,226,214	1,159,512
Zhongtian Financial Group Co. Ltd., Class A (a)	1,379,250	915,770

		55,025,261

	Number of Shares	Value
Utilities — 2.7%
Beijing Capital Co. Ltd., Class A	1,951,012	$968,453
China National Nuclear Power Co. Ltd., Class A	3,811,600	2,917,552
China Yangtze Power Co. Ltd., Class A	5,385,975	11,120,282
Datang International Power Generation Co. Ltd., Class A	2,031,300	917,706
GD Power Development Co. Ltd., Class A	9,644,800	3,455,351
Huaneng Lancang River Hydropower, Inc., Class A	1,460,200	611,371
Huaneng Power International, Inc., Class A	3,423,099	3,398,350
SDIC Power Holdings Co. Ltd., Class A	3,322,435	3,489,626
Sichuan Chuantou Energy Co. Ltd., Class A	1,791,104	2,064,205
Zhejiang Zheneng Electric Power Co. Ltd., Class A	3,330,488	2,151,561

		31,094,457

TOTAL COMMON STOCKS (Cost $1,217,243,000)		1,131,447,365

TOTAL INVESTMENTS — 99.3% (Cost $1,217,243,000)		$1,131,447,365
Other assets and liabilities, net — 0.7%		7,595,066

NET ASSETS — 100.0%		$1,139,042,431

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock (b)	$1,127,138,004	$—	$4,309,361	$1,131,447,365

TOTAL	$1,127,138,004	$—	$4,309,361	$1,131,447,365

(b)	See Schedule of Investments for additional detailed categorizations

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2018 (Unaudited)

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2018	$21,357,780
Purchases	552,794
Sales	(497,055)
Realized gain (loss)	(195,359)
Change in unrealized gain (loss)	(1,255,937)
Transfers into Level 3 (c)	1,498,055
Transfer out of Level 3 (c)	(17,150,917)
Balance at November 30, 2018	4,309,361
Change in unrealized gain (loss) related to investments still held at November 30, 2018	(1,200,232)

(c)

During the period ended November 30, 2018, the amount of transfers between Level 1 and Level 3 was $ 1,498,055 and between Level 3 and Level 1 was $17,150,917. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 3.9%
Beijing Gehua CATV Network Co. Ltd., Class A	35,300	$47,641
Beijing HualuBaina Film & TV Co. Ltd., Class A	21,200	15,679
Beijing Kunlun Tech Co. Ltd., Class A	28,300	57,127
Bluefocus Intelligent Communications Group Co. Ltd., Class A	64,900	43,141
Changjiang Publishing & Media Co. Ltd., Class A	31,700	29,053
China South Publishing & Media Group Co. Ltd., Class A	35,500	58,688
Dalian Zeus Entertainment Group Co. Ltd., Class A	27,780	24,142
G-bits Network Technology Xiamen Co. Ltd., Class A	1,500	28,982
Guangdong Advertising Group Co. Ltd., Class A*	88,184	37,303
Guangxi Radio and Television Information Network Corp. Ltd., Class A	59,000	36,587
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	15,700	15,089
Hangzhou Shunwang Technology Co. Ltd., Class A	21,600	45,218
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	38,700	41,705
Kingnet Network Co. Ltd., Class A	53,300	32,899
Ourpalm Co. Ltd., Class A	142,200	79,588
People.cn Co. Ltd., Class A	28,200	30,553
Shandong Publishing & Media Co. Ltd., Class A	13,300	14,122
Talkweb Information System Co. Ltd., Class A	35,300	23,668
Wasu Media Holding Co. Ltd., Class A	27,300	35,037
Xinhuanet Co. Ltd., Class A	10,450	20,734
Youzu Interactive Co. Ltd., Class A	22,000	49,918
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	32,100	39,811
Zhejiang Huace Film & TV Co. Ltd., Class A	35,700	45,356

		852,041

Consumer Discretionary — 9.4%
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	66,800	50,651
Anhui Xinhua Media Co. Ltd., Class A	29,500	28,777
Anhui Zhongding Sealing Parts Co. Ltd., Class A	37,500	57,732
Anhui Zotye Automobile Co. Ltd., Class A	30,100	20,961
Beiqi Foton Motor Co. Ltd., Class A	236,200	62,191
Besttone Holdings Co. Ltd., Class A	15,800	22,301
BTG Hotels Group Co. Ltd., Class A	24,200	58,356
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	6,700	20,677
China CYTS Tours Holding Co. Ltd., Class A	29,200	59,491

	Number of Shares	Value
Consumer Discretionary (Continued)
Chongqing Department Store Co. Ltd., Class A	12,795	$55,394
Chongqing Sokon Industry Group Co. Ltd., Class A	9,200	21,881
Chongqing Zongshen Power Machinery Co. Ltd., Class A	35,480	25,371
Dashang Co. Ltd., Class A	7,400	27,182
DongFeng Automobile Co. Ltd., Class A	43,300	23,861
Eastern Gold Jade Co. Ltd., Class A*	29,800	22,638
Eastern Pioneer Driving School Co. Ltd., Class A	9,000	17,870
Gansu Gangtai Holding Group Co. Ltd., Class A	22,600	17,332
Global Top E-Commerce Co. Ltd., Class A	31,350	53,811
Guangdong Chj Industry Co. Ltd., Class A	21,700	15,080
Haima Automobile Group Co. Ltd., Class A*	58,800	19,966
Hang Zhou Great Star Industrial Co. Ltd., Class A*	28,053	39,273
Hisense Electric Co. Ltd., Class A	39,600	51,849
Huizhou Desay Sv Automotive Co. Ltd., Class A	5,400	15,445
Hunan Friendship & Apollo Commercial Co. Ltd., Class A	50,200	24,630
Jason Furniture Hangzhou Co. Ltd., Class A	6,182	40,559
Jiangsu Hongtu High Technology Co. Ltd., Class A	46,600	28,764
Jinzhou Cihang Group Co. Ltd., Class A*	54,100	20,861
Joyoung Co. Ltd., Class A	15,200	30,924
KingClean Electric Co. Ltd., Class A	4,200	14,068
Leo Group Co. Ltd., Class A	170,095	38,423
Lifan Industry Group Co. Ltd., Class A*	34,400	21,035
Loncin Motor Co. Ltd., Class A	55,850	34,151
Meisheng Cultural & Creative Corp. Ltd., Class A*	18,660	15,760
NanJi E-Commerce Co. Ltd., Class A	62,250	69,951
Nanjing Central Emporium, Class A	29,000	15,439
Ningbo Huaxiang Electronic Co. Ltd., Class A	19,100	30,889
Ningbo Peacebird Fashion Co. Ltd., Class A	3,200	8,186
Ningbo Tuopu Group Co. Ltd., Class A*	11,400	23,963
Rastar Group, Class A	31,800	16,380
Shandong Linglong Tyre Co. Ltd., Class A	23,800	46,606
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	7,900	26,245
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	59,200	61,328
Shenzhen Fenda Technology Co. Ltd., Class A	29,862	17,229
Shenzhen Tellus Holding Co. Ltd., Class A*	2,400	9,185
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	34,850	26,375
Sichuan Changhong Electric Co. Ltd., Class A	186,900	66,152

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Sichuan Chengfei Integration Technology Corp., Class A*	9,300	$23,417
Sinomach Automobile Co. Ltd., Class A	20,650	20,798
Sou Yu Te Group Co. Ltd., Class A	61,724	22,291
UTour Group Co. Ltd., Class A	24,400	23,487
Visual China Group Co. Ltd., Class A	17,500	62,066
Wangfujing Group Co. Ltd., Class A	15,330	32,424
Weifu High-Technology Group Co. Ltd., Class A	30,200	78,169
Wuhan Department Store Group Co. Ltd., Class A	19,309	27,698
Wuxi Little Swan Co. Ltd., Class A	11,205	73,321
Xinhua Winshare Publishing and Media Co. Ltd., Class A	7,800	11,099
Yantai Tayho Advanced Materials Co. Ltd., Class A	21,500	32,852
Yihua Lifestyle Technology Co. Ltd., Class A	60,700	41,659
Yotrio Group Co. Ltd., Class A	56,340	23,670
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	22,870	43,797
Zhejiang Semir Garment Co. Ltd., Class A	26,500	34,658
Zhejiang Yasha Decoration Co. Ltd., Class A	33,300	25,345

		2,051,944

Consumer Staples — 6.5%
Angel Yeast Co. Ltd., Class A	25,400	86,175
Anhui Gujing Distillery Co. Ltd., Class A	5,700	46,722
Anhui Kouzi Distillery Co. Ltd., Class A	15,300	79,777
Anhui Yingjia Distillery Co. Ltd., Class A	12,500	26,258
Beijing Shunxin Agriculture Co. Ltd., Class A	20,400	102,143
Beijing Yanjing Brewery Co. Ltd., Class A	71,900	58,863
Better Life Commercial Chain Share Co. Ltd., Class A	16,430	18,699
Bright Dairy & Food Co. Ltd., Class A	31,700	36,762
By-health Co. Ltd., Class A	45,500	130,865
Chuying Agro-pastora Group Co. Ltd., Class A	96,900	24,259
COFCO Tunhe Sugar Co. Ltd., Class A	51,700	52,740
Fujian Sunner Development Co. Ltd., Class A*	24,900	61,979
Gansu Yasheng Industrial Group Co. Ltd., Class A	82,400	33,907
Hebei Chengde Lolo Co., Class A	29,841	34,649
Heilongjiang Agriculture Co. Ltd., Class A	35,900	45,558
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	138,420	30,272
Jiangsu King’s Luck Brewery JSC Ltd., Class A	25,200	56,199
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	28,400	115,516
Laobaixing Pharmacy Chain JSC, Class A	4,200	34,324
Opple Lighting Co. Ltd., Class A	7,560	30,380
Shandong Denghai Seeds Co. Ltd., Class A	18,550	15,614

	Number of Shares	Value
Consumer Staples (Continued)
Shanghai Bailian Group Co. Ltd., Class A	39,500	$49,387
Shanghai Feilo Acoustics Co. Ltd., Class A	36,800	19,379
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	2,400	12,869
Shanghai Jahwa United Co. Ltd., Class A	16,732	64,061
Shanghai Maling Aquarius Co. Ltd., Class A	34,000	30,085
Shenzhen Agricultural Products Co. Ltd., Class A	35,600	25,098
Tsingtao Brewery Co. Ltd., Class A	17,900	79,401
V V Food & Beverage Co. Ltd., Class A	61,600	26,412

		1,428,353

Energy — 2.7%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	25,200	21,610
China Merchants Energy Shipping Co. Ltd., Class A	122,900	71,792
Datong Coal Industry Co. Ltd., Class A*	44,100	29,060
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	58,000	22,365
Geo-Jade Petroleum Corp., Class A*	68,140	26,765
Guanghui Energy Co. Ltd., Class A	205,040	117,415
Guizhou Panjiang Refined Coal Co. Ltd., Class A	36,100	27,684
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	32,900	36,117
Jizhong Energy Resources Co. Ltd., Class A	53,500	29,713
Oriental Energy Co. Ltd., Class A	48,800	56,873
Shandong Xinchao Energy Corp. Ltd., Class A*	101,300	33,085
Yang Quan Coal Industry Group Co. Ltd., Class A	59,600	46,220
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	23,900	59,318

		578,017

Financials — 2.5%
Guangdong Golden Dragon Development, Inc., Class A	22,800	33,132
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	13,400	15,771
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	55,200	53,451
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	44,800	34,421
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	44,700	37,946
Northeast Securities Co. Ltd., Class A	69,700	68,393
Sealand Securities Co. Ltd., Class A	146,300	88,829
Shaanxi International Trust Co. Ltd., Class A	102,590	42,806
Shanghai AJ Group Co. Ltd., Class A	57,905	77,065
Wuxi Rural Commercial Bank Co. Ltd., Class A	46,800	37,708

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A	33,400	$54,640

		544,162

Health Care — 11.7%
Autobio Diagnostics Co. Ltd., Class A	4,100	35,271
Beijing SL Pharmaceutical Co. Ltd., Class A	20,800	89,153
Beijing Tiantan Biological Products Corp. Ltd., Class A	22,350	69,781
Changchun High & New Technology Industry Group, Inc., Class A	7,000	197,423
Chengzhi Co. Ltd., Class A	12,809	25,507
China Animal Husbandry Industry Co. Ltd., Class A	17,160	27,627
China National Accord Medicines Corp. Ltd., Class A	7,800	50,569
China National Medicines Corp. Ltd., Class A	15,500	59,210
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,941	55,165
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	19,900	70,234
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	27,738	46,015
Dezhan Healthcare Co. Ltd., Class A*	44,400	61,902
Dian Diagnostics Group Co. Ltd., Class A	13,540	32,008
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	28,100	36,791
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	20,800	26,486
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	42,850	28,606
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	31,500	27,148
Hainan Haiyao Co. Ltd., Class A	47,346	41,895
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	46,850	22,986
Harbin Pharmaceutical Group Co. Ltd., Class A	76,520	41,617
Humanwell Healthcare Group Co. Ltd., Class A	47,900	78,016
Hybio Pharmaceutical Co. Ltd., Class A	24,000	36,154
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	21,648	34,760
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	30,285	78,171
Jiangzhong Pharmaceutical Co. Ltd., Class A	13,028	31,566
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	27,100	19,067
Jinyu Bio-Technology Co. Ltd., Class A	59,504	150,081
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	49,256	58,538
KPC Pharmaceuticals, Inc., Class A*	28,498	29,932
Livzon Pharmaceutical Group, Inc., Class A	14,311	67,846

	Number of Shares	Value
Health Care (Continued)
Mayinglong Pharmaceutical Group Co. Ltd., Class A	15,500	$29,393
Pengqi Technology Development Co. Ltd., Class A*	54,000	28,980
Realcan Pharmaceutical Co. Ltd., Class A	54,230	63,357
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	31,804	20,546
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	21,600	32,135
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	18,500	53,874
Shenzhen Neptunus Bioengineering Co. Ltd., Class A	80,150	38,632
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	29,800	44,505
Sichuan Languang Development Co. Ltd., Class A	59,280	44,438
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	92,200	43,909
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	15,262	30,105
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A*	19,000	22,280
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*	15,700	37,453
Winning Health Technology Group Co. Ltd., Class A	58,019	101,425
Yifan Pharmaceutical Co. Ltd., Class A	30,500	54,854
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	68,640	60,639
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	28,600	46,294
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	38,280	75,511
Zhejiang Medicine Co. Ltd., Class A	28,800	39,366
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	33,350	35,748
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	28,640	21,922

		2,554,891

Industrials — 20.7%
AECC Aero-Engine Control Co. Ltd., Class A	22,600	39,476
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	98,200	34,475
Antong Holdings Co. Ltd., Class A	36,860	36,540
Avic Aviation High-Technology Co. Ltd., Class A*	22,000	19,561
AVIC Electromechanical Systems Co. Ltd., Class A	73,127	81,332
Avic Heavy Machinery Co. Ltd., Class A	27,800	33,839
AVIC Shenyang Aircraft Co. Ltd., Class A*	21,200	98,859
Beijing Changjiu Logistics Corp., Class A	4,160	7,123
Beijing Shouhang Resources Saving Co. Ltd., Class A	52,755	24,365

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Beijing SPC Environment Protection Tech Co. Ltd., Class A	32,300	$37,829
Beijing Watertek Information Technology Co. Ltd., Class A	36,277	40,139
Camel Group Co. Ltd., Class A	21,900	30,092
Changyuan Group Ltd., Class A	68,240	61,954
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*(a)	11,200	4,501
China Aerospace Times Electronics Co. Ltd., Class A*	111,000	93,269
China Baoan Group Co. Ltd., Class A	108,400	74,396
China CAMC Engineering Co. Ltd., Class A	27,982	44,890
China High-Speed Railway Technology Co. Ltd., Class A	113,596	61,454
China International Marine Containers Group Co. Ltd., Class A	43,900	69,670
China Meheco Co. Ltd., Class A	27,200	55,220
China Railway Hi-tech Industry Co. Ltd., Class A	55,100	79,515
China Railway Tielong Container Logistics Co. Ltd., Class A	47,200	49,507
China XD Electric Co. Ltd., Class A	101,700	50,921
Chongqing Construction Engineering Group Corp. Ltd., Class A	27,100	18,833
CITIC Heavy Industries Co. Ltd., Class A	85,800	32,590
CMST Development Co. Ltd., Class A	55,500	43,839
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	68,000	49,996
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	46,400	23,233
Dalian Port PDA Co. Ltd., Class A	153,520	43,293
Dazhong Transportation Group Co. Ltd., Class A	54,150	31,398
Deppon Logistics Co. Ltd., Class A	5,300	14,046
Dongfang Electric Corp. Ltd., Class A*	55,300	60,629
Dongjiang Environmental Co. Ltd., Class A	23,800	38,866
Eternal Asia Supply Chain Management Ltd., Class A	75,100	56,188
Far East Smarter Energy Co. Ltd., Class A*	44,900	30,170
Foshan Electrical and Lighting Co. Ltd., Class A	32,584	25,785
Fujian Longking Co. Ltd., Class A	37,100	52,953
Galaxy Biomedical Investment Co. Ltd., Class A*	33,100	21,383
Guangdong LY Intelligent Manufacturing Co. Ltd., Class A*	67,100	27,418
Guangxi Liugong Machinery Co. Ltd., Class A	50,830	48,708
Guangzhou Baiyun International Airport Co. Ltd., Class A	53,400	77,831
Guosheng Financial Holding, Inc., Class A	39,387	58,540
Hefei Meiya Optoelectronic Technology, Inc., Class A	14,100	43,658
Henan Pinggao Electric Co. Ltd., Class A	40,400	47,316

	Number of Shares	Value
Industrials (Continued)
Henan Senyuan Electric Co. Ltd., Class A	23,600	$58,403
Hongfa Technology Co. Ltd., Class A	22,580	75,145
Hunan Corun New Energy Co. Ltd., Class A*	52,147	30,011
Inner Mongolia First Machinery Group Co. Ltd., Class A	43,600	73,772
Jiangsu Zongyi Co. Ltd., Class A*	40,400	30,633
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	22,900	35,057
Jiangxi Special Electric Motor Co. Ltd., Class A	59,300	54,349
Jinlong Machinery & Electronics Co. Ltd., Class A*	23,900	11,485
Juneyao Airlines Co. Ltd., Class A	26,500	50,634
Keda Clean Energy Co. Ltd., Class A	63,800	43,878
Lanzhou LS Heavy Equipment Co. Ltd., Class A	21,200	13,391
Mesnac Co. Ltd., Class A*	38,500	27,309
Minmetals Development Co. Ltd., Class A*	22,600	22,079
Nanyang Topsec Technologies Group, Inc., Class A	22,600	34,110
Neoglory Prosperity, Inc., Class A*	36,750	27,918
North Industries Group Red Arrow Co. Ltd., Class A*	34,847	33,441
North Navigation Control Technology Co. Ltd., Class A	45,200	49,816
Northcom Group Co. Ltd., Class A*	27,600	34,906
Orient Group, Inc., Class A	148,990	81,459
Palm Eco-Town Development Co. Ltd., Class A	53,150	30,283
Pubang Landscape Architecture Co. Ltd., Class A	54,519	20,944
Qingdao TGOOD Electric Co. Ltd., Class A	25,300	59,516
Rizhao Port Co. Ltd., Class A	95,400	39,119
Saurer Intelligent Technology Co. Ltd., Class A	28,700	30,970
Shaanxi J&R Optimum Energy Co. Ltd., Class A*	46,500	11,842
Shandong Hi-speed Co. Ltd., Class A	33,300	20,506
Shanghai Environment Group Co. Ltd., Class A	17,600	34,135
Shanghai M&G Stationery, Inc., Class A	13,500	53,221
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	16,900	37,568
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	18,800	38,653
Shanghai Zhixin Electric Co. Ltd., Class A	35,660	19,086
Shenwu Environmental Technology Co. Ltd., Class A*	29,900	18,369
Shenzhen Airport Co. Ltd., Class A	50,700	57,920
Shenzhen Desay Battery Technology Co., Class A	6,100	25,988
Shenzhen Grandland Group Co. Ltd., Class A	31,900	24,463
Shenzhen Tagen Group Co. Ltd., Class A	37,984	27,927

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Shenzhen Techand Ecology & Environment Co. Ltd., Class A (a)	54,450	$35,864
Shuangliang Eco-Energy Systems Co. Ltd., Class A	43,100	22,634
Sichuan Road & Bridge Co. Ltd., Class A	93,600	45,384
Sieyuan Electric Co. Ltd., Class A	26,380	38,828
Sinochem International Corp., Class A	52,700	51,789
Sinoma International Engineering Co., Class A	53,250	42,982
Sinotrans Air Transportation Development Co. Ltd., Class A	17,800	57,035
SPIC Yuanda Environmental-Protection Co. Ltd., Class A	20,522	16,151
Sungrow Power Supply Co. Ltd., Class A	51,300	61,780
Suzhou Anjie Technology Co. Ltd., Class A	15,750	25,992
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	26,600	45,008
Taiyuan Heavy Industry Co. Ltd., Class A*	93,500	31,076
TangShan Port Group Co. Ltd., Class A	151,174	51,767
Tian Di Science & Technology Co. Ltd., Class A	81,900	43,365
TianGuang ZhongMao Co. Ltd., Class A	74,100	29,319
Tianjin Capital Environmental Protection Group Co. Ltd., Class A*	22,400	26,525
Tianjin Port Co. Ltd., Class A	42,600	44,376
Wolong Electric Group Co. Ltd., Class A	31,974	31,144
Xiamen ITG Group Corp. Ltd., Class A	63,248	63,428
Xiangtan Electric Manufacturing Co. Ltd., Class A	33,600	28,958
Xingyuan Environment Technology Co. Ltd., Class A	47,350	26,433
Xinjiang Machinery Research Institute Co. Ltd., Class A	45,200	36,094
Xuji Electric Co. Ltd., Class A	30,500	39,276
Yingkou Port Liability Co. Ltd., Class A	98,200	36,029
Zhefu Holding Group Co. Ltd., Class A	80,600	47,662
Zhejiang Dun’An Artificial Environment Co. Ltd., Class A*	27,700	21,243
Zhejiang Kaishan Compressor Co. Ltd., Class A	17,500	26,337
Zhejiang Wanliyang Co. Ltd., Class A	27,100	26,397
Zhejiang Wanma Co. Ltd., Class A*	32,662	25,988
Zhejiang Weiming Environment Protection Co. Ltd., Class A	7,350	25,073
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	45,300	38,128
Zhongji Innolight Co. Ltd., Class A	4,809	30,423
Zhongshan Broad Ocean Motor Co. Ltd., Class A	60,000	31,510

		4,517,904

Information Technology — 17.2%
Accelink Technologies Co. Ltd., Class A	20,000	76,141
Addsino Co. Ltd., Class A*	50,700	59,305
AVIC Jonhon OptronicTechnology Co. Ltd., Class A	20,243	114,085

	Number of Shares	Value
Information Technology (Continued)
Beijing Dahao Technology Corp. Ltd., Class A	5,646	$9,309
Beijing Jetsen Technology Co. Ltd., Class A	64,500	44,731
Beijing Lanxum Technology Co. Ltd., Class A*	34,720	42,212
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	37,219	66,135
Beijing Philisense Technology Co. Ltd., Class A	57,000	35,510
Beijing Sinnet Technology Co. Ltd., Class A	46,700	85,737
Beijing Teamsun Technology Co. Ltd., Class A	54,660	49,782
Beijing Ultrapower Software Co. Ltd., Class A	70,100	35,704
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	43,200	48,979
Bluedon Information Security Technology Co. Ltd., Class A	29,800	22,596
China Greatwall Technology Group Co. Ltd., Class A	89,319	68,111
China National Software & Service Co. Ltd., Class A	15,600	54,564
China TransInfo Technology Co. Ltd., Class A	37,200	63,746
CPT Technology Group Co. Ltd., Class A	68,500	21,682
Dawning Information Industry Co. Ltd., Class A	23,200	133,721
GCI Science & Technology Co. Ltd., Class A	16,600	25,961
GCL System Integration Technology Co. Ltd., Class A*	102,000	73,086
Glodon Co. Ltd., Class A	34,100	112,305
GRG Banking Equipment Co. Ltd., Class A	61,200	51,160
Guangdong East Power Co. Ltd., Class A	47,100	30,360
Guangdong Ellington Electronics Technology Co. Ltd., Class A	15,100	19,509
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	36,900	62,223
Guangzhou Haige Communications Group, Inc. Co., Class A	82,400	89,866
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	3,300	27,918
Guomai Technologies, Inc., Class A	24,700	23,598
Hangzhou First Applied Material Co. Ltd., Class A	5,490	20,521
Hangzhou Lianluo Interactive Information Technology Co. Ltd., Class A*	64,700	39,098
Hangzhou Silan Microelectronics Co. Ltd., Class A	39,680	51,611
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	41,600	35,494
Hexing Electrical Co. Ltd., Class A	9,670	17,600
HNA Technology Co. Ltd., Class A*	77,500	34,121
Huagong Tech Co. Ltd., Class A	30,500	52,177

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Hubei Kaile Science & Technology Co. Ltd., Class A	21,500	$57,847
Hytera Communications Corp. Ltd., Class A	44,400	52,448
Inspur Electronic Information Industry Co. Ltd., Class A	39,200	99,040
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	48,200	69,350
Julong Co. Ltd., Class A	13,795	14,052
MLS Co. Ltd., Class A	18,900	35,134
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	138,900	30,577
NAURA Technology Group Co. Ltd., Class A	9,400	55,032
Neusoft Corp., Class A	43,900	71,185
Newland Digital Technology Co. Ltd., Class A	35,840	80,650
Ninestar Corp., Class A	10,600	38,418
Ningbo Yunsheng Group Co. Ltd., Class A	36,580	29,000
North Electro-Optic Co. Ltd., Class A	10,200	17,127
Shanghai 2345 Network Holding Group Co. Ltd., Class A	137,310	76,259
Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A*	50,800	30,917
Shanghai Belling Co. Ltd., Class A	27,600	38,956
Shengyi Technology Co. Ltd., Class A	54,120	69,302
Shennan Circuits Co. Ltd., Class A	4,300	48,567
Shenzhen Aisidi Co. Ltd., Class A	19,600	16,949
Shenzhen Everwin Precision Technology Co. Ltd., Class A	27,680	32,976
Shenzhen Kaifa Technology Co. Ltd., Class A	38,100	33,330
Shenzhen Kinwong Electronic Co. Ltd., Class A	3,900	29,173
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,400	25,923
Shenzhen Tat Fook Technology Co. Ltd., Class A*	19,240	26,271
Sinodata Co. Ltd., Class A*	13,700	26,275
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	31,750	52,352
Suzhou Victory Precision Manufacture Co. Ltd., Class A	102,200	38,967
Taiji Computer Corp. Ltd., Class A	12,800	45,397
Tatwah Smartech Co. Ltd., Class A	33,100	30,670
Telling Telecommunication Holding Co. Ltd., Class A	27,200	22,190
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	84,400	80,025
Tongding Interconnection Information Co. Ltd., Class A	38,600	43,986
Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,300	98,037
United Electronics Co. Ltd., Class A*	19,500	19,275
Venustech Group, Inc., Class A	27,400	81,054
Vtron Group Co. Ltd., Class A	27,900	20,152

	Number of Shares	Value
Information Technology (Continued)
Westone Information Industry, Inc., Class A	29,180	$78,007
Wuhan Guide Infrared Co. Ltd., Class A	12,500	29,747
Wuhu Token Science Co. Ltd., Class A	92,600	65,151
WUS Printed Circuit Kunshan Co. Ltd., Class A	61,640	65,008
Xiamen Faratronic Co. Ltd., Class A	7,100	40,341
Zhejiang Crystal-Optech Co. Ltd., Class A	34,695	50,718

		3,764,493

Materials — 15.6%
Advanced Technology & Materials Co. Ltd., Class A	31,204	22,942
Befar Group Co. Ltd., Class A	54,760	35,770
Bengang Steel Plates Co. Ltd., Class A	26,600	13,931
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	69,400	38,743
China West Construction Group Co. Ltd., Class A	18,700	30,861
Cofco Biochemical Co. Ltd., Class A*	48,485	54,761
CSG Holding Co. Ltd., Class A	56,419	34,093
Do-Fluoride Chemicals Co. Ltd., Class A	28,700	49,511
Elion Clean Energy Co. Ltd., Class A	68,000	47,060
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	155,400	44,941
GEM Co. Ltd., Class A	148,552	87,846
Guangdong HEC Technology Holding Co. Ltd., Class A*	76,705	85,973
Guangdong Tapai Group Co. Ltd., Class A	24,200	37,117
Guangzhou Tinci Materials Technology Co. Ltd., Class A	8,600	30,068
Hainan Mining Co. Ltd., Class A*	19,100	12,724
Hangzhou Iron & Steel Co., Class A*	26,010	17,289
Hengyi Petrochemical Co. Ltd., Class A	58,900	99,236
Hongda Xingye Co. Ltd., Class A	52,478	23,029
Huapont Life Sciences Co. Ltd., Class A	72,950	54,579
Huaxin Cement Co. Ltd., Class A	24,580	63,729
Hubei Sanonda Co. Ltd., Class A	22,500	32,406
Hubei Xingfa Chemicals Group Co. Ltd., Class A	21,720	34,407
Hunan Gold Corp. Ltd., Class A*	41,700	41,578
Inner Mongolia Xingye Mining Co. Ltd., Class A	37,500	26,869
Jiangsu Yabang Dyestuff Co. Ltd., Class A	20,500	24,747
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	45,400	26,390
Jilin Yatai Group Co. Ltd., Class A	84,600	40,899
Juli Sling Co. Ltd., Class A*	34,400	17,522
Kingfa Sci & Tech Co. Ltd., Class A	94,300	63,905
Lianhe Chemical Technology Co. Ltd., Class A	33,359	44,589
Luxi Chemical Group Co. Ltd., Class A	52,800	83,414
Maanshan Iron & Steel Co. Ltd., Class A	151,000	80,603
Nanjing Iron & Steel Co. Ltd., Class A	109,300	53,940
Ningbo Shanshan Co. Ltd., Class A	27,880	62,417
ORG Technology Co. Ltd., Class A	59,450	43,453

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Polaris Bay Group Co. Ltd., Class A	26,300	$33,337
Rising Nonferrous Metals Share Co. Ltd., Class A*	8,100	28,482
Sansteel Minguang Co. Ltd. Fujian, Class A	33,400	63,482
Shandong Chenming Paper Holdings Ltd., Class A	66,450	56,121
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	57,313	104,397
Shandong Iron and Steel Co. Ltd., Class A*	332,230	78,872
Shandong Sun Paper Industry JSC Ltd., Class A	80,200	69,466
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	12,500	12,248
Shanghai Huayi Group Corp. Ltd., Class A	28,300	35,302
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,300	23,883
Shanxi Taigang Stainless Steel Co. Ltd., Class A	114,400	75,551
Shenghe Resources Holding Co. Ltd., Class A	53,190	72,320
Shenzhen Jinjia Group Co. Ltd., Class A	45,400	48,730
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	5,800	36,017
Sichuan Hebang Biotechnology Co. Ltd., Class A	262,780	63,141
Stanley Agricultural Group Co. Ltd., Class A	30,000	17,870
Tangshan Jidong Cement Co. Ltd., Class A*	47,481	79,246
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	51,400	44,447
Tibet Huayu Mining Co. Ltd., Class A	7,800	10,066
Tibet Mineral Development Co., Class A*	22,000	24,785
Tibet Summit Resources Co. Ltd., Class A*	9,600	29,379
Tongkun Group Co. Ltd., Class A	46,280	71,515
Western Mining Co. Ltd., Class A	96,500	83,584
Xinfengming Group Co. Ltd., Class A	5,640	15,507
Xinjiang Tianshan Cement Co. Ltd., Class A	31,700	34,755
Xinjiang Zhongtai Chemical Co. Ltd., Class A	66,300	71,448
Xinxing Ductile Iron Pipes Co. Ltd., Class A	123,450	78,508
Yintai Resources Co. Ltd., Class A	51,020	60,121
Yunnan Aluminium Co. Ltd., Class A	77,600	46,000
Yunnan Copper Co. Ltd., Class A*	42,300	49,966
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A*	26,600	20,667
Yunnan Tin Co. Ltd., Class A*	41,315	59,504
Zhejiang Huafeng Spandex Co. Ltd., Class A	61,200	35,838
Zhejiang Juhua Co. Ltd., Class A	69,530	69,928
Zhejiang Runtu Co. Ltd., Class A	35,100	46,411

	Number of Shares	Value
Materials (Continued)
Zhongfu Straits Pingtan Development Co. Ltd., Class A*	79,900	$34,143
Zhuzhou Times New Material Technology Co. Ltd., Class A	20,100	20,331
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	35,415	40,713

		3,407,423

Real Estate — 5.7%
Beijing Homyear Capital Holdings Co. Ltd., Class A	57,900	25,409
Beijing Urban Construction Investment & Development Co. Ltd., Class A	47,600	56,296
China Sports Industry Group Co. Ltd., Class A	34,501	41,350
Chongqing Dima Industry Co. Ltd., Class A	74,400	29,545
Cinda Real Estate Co. Ltd., Class A	42,900	25,369
COFCO Property Group Co. Ltd., Class A	52,700	38,367
Deluxe Family Co. Ltd., Class A	81,100	41,891
Greattown Holdings Ltd., Class A	80,664	46,424
Guangzhou Yuetai Group Co. Ltd., Class A	51,200	16,575
Haining China Leather Market Co. Ltd., Class A	32,200	22,238
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	79,400	44,897
Huafa Industrial Co. Ltd. Zhuhai, Class A	85,640	75,287
Huayuan Property Co. Ltd., Class A	51,930	19,276
Hubei Fuxing Science And Technology Co. Ltd., Class A	39,000	36,810
Jinke Properties Group Co. Ltd., Class A	134,807	115,988
Kunwu Jiuding Investment Holdings Co. Ltd., Class A*	6,900	20,352
Myhome Real Estate Development Group Co. Ltd., Class A	134,900	48,717
Nanjing Gaoke Co. Ltd., Class A	42,920	48,600
Shanghai Industrial Development Co. Ltd., Class A	30,720	20,774
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	13,000	22,950
Shanghai Lingang Holdings Corp. Ltd., Class A	15,200	44,483
Shanghai Shimao Co. Ltd., Class A	75,800	43,188
Shanghai SMI Holding Co. Ltd., Class A	62,700	54,127
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	38,500	82,149
Shenzhen Huaqiang Industry Co. Ltd., Class A	11,600	30,476
Shenzhen World Union Properties Consultancy, Inc., Class A	51,510	37,797
Shenzhen Zhenye Group Co. Ltd., Class A	48,300	37,457
Suning Universal Co. Ltd., Class A	76,800	35,139
Tahoe Group Co. Ltd., Class A	25,200	56,163
Tibet Urban Development and Investment Co. Ltd., Class A	24,000	23,205
Zhonghong Holding Co. Ltd., Class A*	325,472	13,112

		1,254,411

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Utilities — 3.5%
An Hui Wenergy Co. Ltd., Class A	56,830	$38,103
Beijing Jingneng Power Co. Ltd., Class A	68,200	29,929
Beijing Water Business Doctor Co. Ltd., Class A	30,000	35,351
CECEP Wind-Power Corp., Class A	84,600	30,187
Chengdu Xingrong Environment Co. Ltd., Class A	90,700	54,810
Chongqing Gas Group Corp. Ltd., Class A	9,700	10,202
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	88,100	88,731
Guangzhou Development Group, Inc., Class A	43,000	33,904
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	63,800	25,978
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	144,100	45,612
Jointo Energy Investment Co. Ltd. Hebei, Class A	36,500	25,260
Luenmei Quantum Co. Ltd., Class A	11,200	14,003

	Number of Shares	Value
Utilities (Continued)
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	98,000	$70,924
Shanghai Electric Power Co. Ltd., Class A	52,500	57,030
Shenergy Co. Ltd., Class A	139,478	98,936
Shenzhen Energy Group Co. Ltd., Class A	60,750	46,325
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A	22,200	15,588
Zhongshan Public Utilities Group Co. Ltd., Class A	45,260	46,040

		766,913

TOTAL COMMON STOCKS (Cost $29,596,183)		21,720,552

TOTAL INVESTMENTS — 99.4% (Cost $29,596,183)		$21,720,552
Other assets and liabilities, net — 0.6%		132,163

NET ASSETS — 100.0%		$21,852,715

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock (b)	$21,680,187	$—	$40,365	$21,720,552

TOTAL	$21,680,187	$—	$40,365	$21,720,552

(b)	See Schedule of Investments for additional detailed categorizations.

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2018	$1,594,119
Purchases	—
Sales	(69,926)
Realized gain (loss)	(114,410)
Change in unrealized gain (loss)	59,273
Transfers into Level 3 (c)	—
Transfer out of Level 3 (c)	(1,428,691)
Balance at November 30, 2018	40,365
Change in unrealized gain (loss) related to investments still held at November 30, 2018	(9,859)

(c)

During the period ended November 30, 2018, the amount of transfers between Level 3 and Level 1 was $1,428,691. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 64.2%
Communication Services — 17.2%
58.com, Inc., ADR*	1,398	$83,307
Alibaba Pictures Group Ltd.*(a)	227,877	35,525
Autohome, Inc., ADR (a)	895	73,694
Baidu, Inc., ADR*	4,144	780,232
China Communications Services Corp. Ltd., Class H	35,615	29,718
China Literature Ltd., 144A*	2,847	14,916
China Mobile Ltd.	91,165	904,573
China Telecom Corp. Ltd., Class H	205,865	110,749
China Tower Corp. Ltd., Class H, 144A*	589,450	87,373
China Unicom Hong Kong Ltd.	91,224	105,728
Momo, Inc., ADR*	2,181	68,375
NetEase, Inc., ADR	1,157	262,720
SINA Corp.*	892	57,775
Tencent Holdings Ltd.	84,912	3,385,304
Weibo Corp., ADR*	706	44,958
YY, Inc., ADR*	696	47,377

		6,092,324

Consumer Discretionary — 13.8%
Alibaba Group Holding Ltd., ADR*	19,310	3,106,207
ANTA Sports Products Ltd.	14,520	65,960
BAIC Motor Corp. Ltd., Class H, 144A	21,018	12,892
Baozun, Inc., ADR*(a)	510	17,988
Brilliance China Automotive Holdings Ltd.	45,188	39,958
BYD Co. Ltd., Class H	9,747	73,049
China First Capital Group Ltd.*	48,435	23,519
China Travel International Investment Hong Kong Ltd.	47,148	13,074
Ctrip.com International Ltd., ADR*(a)	5,888	169,869
Dongfeng Motor Group Co. Ltd., Class H	46,087	44,463
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	7,826	24,151
Geely Automobile Holdings Ltd.	71,837	141,549
GOME Retail Holdings Ltd.*(a)	195,609	17,497
Great Wall Motor Co. Ltd., Class H (a)	50,189	32,067
Guangzhou Automobile Group Co. Ltd., Class H	47,718	49,634
Haier Electronics Group Co. Ltd.*	19,425	45,225
HengTen Networks Group Ltd.*	339,061	11,698
Huazhu Group Ltd., ADR (a)	1,987	62,670
JD.com, Inc., ADR*	11,114	235,950
New Oriental Education & Technology Group, Inc., ADR*	2,106	120,379
Nexteer Automotive Group Ltd.	16,807	25,299
Shenzhou International Group Holdings Ltd.	11,494	139,530
TAL Education Group, ADR*	5,277	148,125
Vipshop Holdings Ltd., ADR*	6,402	36,939
Yum China Holdings, Inc.	5,557	199,107
Zhongsheng Group Holdings Ltd.	8,478	17,225

		4,874,024

Consumer Staples — 1.5%
China Agri-Industries Holdings Ltd.	33,747	12,764
China Mengniu Dairy Co. Ltd.*	41,700	128,951

	Number of Shares	Value
Consumer Staples (Continued)
China Resources Beer Holdings Co. Ltd.	21,317	$72,185
Dali Foods Group Co. Ltd., 144A	30,880	22,768
Hengan International Group Co. Ltd.	11,025	90,094
Sun Art Retail Group Ltd.	36,619	40,897
Tingyi Cayman Islands Holding Corp.	31,646	41,004
Tsingtao Brewery Co. Ltd., Class H	4,585	18,661
Uni-President China Holdings Ltd.	22,624	20,613
Want Want China Holdings Ltd.	75,814	55,898
Yihai International Holding Ltd.	7,000	18,784

		522,619

Energy — 3.5%
China Coal Energy Co. Ltd., Class H	37,788	15,114
China Oilfield Services Ltd., Class H	29,215	27,252
China Petroleum & Chemical Corp., Class H	379,873	322,801
China Shenhua Energy Co. Ltd., Class H	51,778	114,992
CNOOC Ltd.	265,265	450,823
Kunlun Energy Co. Ltd.	48,189	58,314
PetroChina Co. Ltd., Class H	319,855	224,388
Yanzhou Coal Mining Co. Ltd., Class H	28,852	25,881

		1,239,565

Financials — 14.5%
Agricultural Bank of China Ltd., Class H	441,766	199,834
Bank of China Ltd., Class H	1,180,055	515,706
Bank of Communications Co. Ltd., Class H	131,479	99,965
China Cinda Asset Management Co. Ltd., Class H	124,804	33,491
China CITIC Bank Corp. Ltd., Class H	133,620	84,689
China Construction Bank Corp., Class H	1,428,314	1,217,373
China Ding Yi Feng Holdings Ltd.*	16,000	46,615
China Everbright Bank Co. Ltd., Class H	41,203	18,270
China Everbright Ltd.	13,572	25,286
China Galaxy Securities Co. Ltd., Class H	46,413	24,909
China Huarong Asset Management Co. Ltd., Class H, 144A	150,970	31,059
China International Capital Corp. Ltd., Class H, 144A (a)	15,812	30,065
China Life Insurance Co. Ltd., Class H	109,007	234,012
China Merchants Bank Co. Ltd., Class H	59,297	245,121
China Minsheng Banking Corp. Ltd., Class H	92,914	68,625
China Pacific Insurance Group Co. Ltd., Class H	39,997	141,573
China Reinsurance Group Corp., Class H	87,746	18,276
China Taiping Insurance Holdings Co. Ltd.	25,496	84,381
Chongqing Rural Commercial Bank Co. Ltd., Class H	31,416	18,346
CITIC Securities Co. Ltd., Class H	34,537	64,434
Far East Horizon Ltd.	28,252	28,123
GF Securities Co. Ltd., Class H	23,117	34,266
Guotai Junan Securities Co. Ltd., Class H, 144A	8,717	18,112
Haitong Securities Co. Ltd., Class H	48,339	50,157
Huatai Securities Co. Ltd., Class H, 144A	22,154	36,632
Industrial & Commercial Bank of China Ltd., Class H	1,031,750	733,033

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Financials (Continued)
New China Life Insurance Co. Ltd., Class H	11,984	$52,449
Noah Holdings Ltd., ADR*	432	21,030
People’s Insurance Co. Group of China Ltd., Class H	110,197	47,454
PICC Property & Casualty Co. Ltd., Class H	107,015	109,808
Ping An Insurance Group Co. of China Ltd., Class H	77,312	747,854
Postal Savings Bank of China Co. Ltd., Class H, 144A	39,412	23,821
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*(a)	2,424	9,927

		5,114,696

Health Care — 2.0%
3SBio, Inc., 144A (a)	16,009	23,566
Alibaba Health Information Technology Ltd.*	52,078	46,583
China Medical System Holdings Ltd.	20,322	22,151
China Resources Pharmaceutical Group Ltd., 144A	23,614	34,701
China Traditional Chinese Medicine Holdings Co. Ltd.	29,215	19,412
CSPC Pharmaceutical Group Ltd.	70,755	143,214
Genscript Biotech Corp.*	12,109	21,044
Hutchison China MediTech Ltd., ADR*	791	27,266
Luye Pharma Group Ltd., 144A	14,497	11,559
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	29,100	27,331
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	6,962	24,020
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,019	32,108
Sihuan Pharmaceutical Holdings Group Ltd.	67,305	14,965
Sino Biopharmaceutical Ltd.	99,059	90,379
Sinopharm Group Co. Ltd., Class H	18,901	93,107
SSY Group Ltd.	21,799	22,368
Tong Ren Tang Technologies Co. Ltd., Class H	7,424	10,625
Wuxi Biologics Cayman, Inc., 144A*	7,266	60,908

		725,307

Industrials — 3.4%
51job, Inc., ADR*	373	25,394
Air China Ltd., Class H	27,683	26,778
AviChina Industry & Technology Co. Ltd., Class H	35,477	24,888
Beijing Capital International Airport Co. Ltd., Class H	26,844	29,843
BOC Aviation Ltd., 144A (a)	3,147	24,249
CAR, Inc.*	13,476	11,847
China Communications Construction Co. Ltd., Class H	68,009	66,047
China Conch Venture Holdings Ltd.	22,750	70,496
China Eastern Airlines Corp. Ltd., Class H	22,128	13,742
China Everbright International Ltd.	54,786	47,885

	Number of Shares	Value
Industrials (Continued)
China Merchants Port Holdings Co. Ltd.	19,497	$35,428
China Railway Construction Corp. Ltd., Class H	30,635	39,225
China Railway Group Ltd., Class H	57,652	52,968
China Southern Airlines Co. Ltd., Class H	31,847	21,691
China State Construction International Holdings Ltd.	30,182	26,303
CITIC Ltd.	87,777	140,878
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	16,917	9,144
COSCO SHIPPING Holdings Co. Ltd., Class H*	44,896	18,244
COSCO SHIPPING Ports Ltd.	27,927	28,335
Country Garden Services Holdings Co. Ltd.*	14,070	23,301
CRRC Corp. Ltd., Class H	63,592	59,320
Fosun International Ltd.	39,435	62,687
Fullshare Holdings Ltd.*(a)	114,397	43,269
Greentown Service Group Co. Ltd.	15,345	13,196
Haitian International Holdings Ltd.	11,124	23,909
Jiangsu Expressway Co. Ltd., Class H	21,813	29,323
Metallurgical Corp. of China Ltd., Class H	43,009	10,937
Shanghai Electric Group Co. Ltd., Class H	53,338	18,130
Shanghai Industrial Holdings Ltd.	7,542	16,441
Shenzhen International Holdings Ltd.	14,030	28,147
Sinopec Engineering Group Co. Ltd., Class H	20,492	18,984
Sinotrans Ltd., Class H	37,448	14,978
Sinotruk Hong Kong Ltd. (a)	10,293	16,888
Weichai Power Co. Ltd., Class H	29,512	31,678
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	5,806	5,742
Zhejiang Expressway Co. Ltd., Class H	22,644	19,010
Zhuzhou CRRC Times Electric Co. Ltd., Class H	8,568	45,984

		1,195,309

Information Technology — 1.6%
AAC Technologies Holdings, Inc.	10,973	77,750
BYD Electronic International Co. Ltd.	10,403	14,596
China Railway Signal & Communication Corp. Ltd., Class H, 144A	26,844	18,969
GDS Holdings Ltd., ADR*	889	26,216
Hua Hong Semiconductor Ltd., 144A	5,115	10,837
Kingboard Holdings Ltd.	9,555	27,289
Kingboard Laminates Holdings Ltd.	16,432	15,643
Kingdee International Software Group Co. Ltd.	29,065	28,969
Kingsoft Corp. Ltd.	12,174	20,348
Legend Holdings Corp., Class H, 144A	5,087	14,983
Lenovo Group Ltd.	113,407	81,877
Meitu, Inc., 144A*	19,713	8,187
Semiconductor Manufacturing International Corp.*	42,198	38,770
Sunny Optical Technology Group Co. Ltd.	10,447	101,056
TravelSky Technology Ltd., Class H	14,370	38,653
Xinyi Solar Holdings Ltd.	48,949	18,327

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
ZTE Corp., Class H*	8,985	$17,658

		560,128

Materials — 1.3%
Aluminum Corp. of China Ltd., Class H*	57,319	20,508
Angang Steel Co. Ltd., Class H (a)	16,951	13,841
Anhui Conch Cement Co. Ltd., Class H	19,426	101,403
BBMG Corp., Class H (a)	36,202	11,658
China Hongqiao Group Ltd.	32,000	19,832
China Molybdenum Co. Ltd., Class H	55,858	22,769
China National Building Material Co. Ltd., Class H	58,678	45,663
China Oriental Group Co. Ltd.	16,000	10,264
China Resources Cement Holdings Ltd.	33,536	32,740
China Zhongwang Holdings Ltd.	21,207	9,783
Jiangxi Copper Co. Ltd., Class H	18,919	22,846
Lee & Man Paper Manufacturing Ltd.	24,077	21,813
Maanshan Iron & Steel Co. Ltd., Class H	26,000	11,961
MMG Ltd.*	33,907	16,811
Nine Dragons Paper Holdings Ltd.	24,808	25,138
Sinopec Shanghai Petrochemical Co. Ltd., Class H	54,892	24,901
Zhaojin Mining Industry Co. Ltd., Class H	15,136	14,409
Zijin Mining Group Co. Ltd., Class H	77,610	29,256

		455,596

Real Estate — 3.5%
Agile Group Holdings Ltd.	24,095	32,698
China Evergrande Group (a)	40,518	127,626
China Jinmao Holdings Group Ltd.	63,971	30,654
China Overseas Land & Investment Ltd.	57,019	198,910
China Resources Land Ltd.	40,992	151,905
China Vanke Co. Ltd., Class H	18,878	64,891
CIFI Holdings Group Co. Ltd.	52,573	26,334
Country Garden Holdings Co. Ltd.	114,679	140,972
Future Land Development Holdings Ltd. (a)	26,641	17,975
Greentown China Holdings Ltd.	13,320	10,859
Guangzhou R&F Properties Co. Ltd., Class H	12,063	18,682
Jiayuan International Group Ltd.	14,532	26,034
Kaisa Group Holdings Ltd.*	31,484	10,098
KWG Group Holdings Ltd.*	15,824	14,073
Logan Property Holdings Co. Ltd.	21,799	25,488
Longfor Group Holdings Ltd.	21,757	61,164
Shenzhen Investment Ltd.	52,306	17,044
Shimao Property Holdings Ltd.	17,787	43,958
Shui On Land Ltd.	79,455	18,783
Sino-Ocean Group Holding Ltd.	51,983	23,249
SOHO China Ltd.*	40,117	14,969
Sunac China Holdings Ltd. (a)	37,007	122,951
Yuexiu Property Co. Ltd.	99,194	18,379
Yuzhou Properties Co. Ltd.	25,429	11,145

		1,228,841

Utilities — 1.9%
Beijing Enterprises Holdings Ltd.	8,176	47,954
Beijing Enterprises Water Group Ltd.*	72,815	42,150

	Number of Shares	Value
Utilities (Continued)
CGN Power Co. Ltd., Class H, 144A	157,938	$39,153
China Gas Holdings Ltd.	26,911	92,331
China Longyuan Power Group Corp. Ltd., Class H	52,392	41,173
China Power International Development Ltd.	57,064	13,344
China Resources Gas Group Ltd.	13,089	52,769
China Resources Power Holdings Co. Ltd.	28,256	53,510
Datang International Power Generation Co. Ltd., Class H	56,861	13,950
ENN Energy Holdings Ltd.	12,468	111,922
Guangdong Investment Ltd.	44,402	85,675
Huadian Power International Corp. Ltd., Class H	24,918	10,667
Huaneng Power International, Inc., Class H	64,781	40,396
Huaneng Renewables Corp. Ltd., Class H	66,295	20,840
Towngas China Co. Ltd.*	14,647	11,417

		677,251

TOTAL COMMON STOCKS (Cost $25,209,354)		22,685,660

RIGHTS — 0.0%
Industrials — 0.0%
Fosun International Ltd.*, expires 12/11/18 (Cost $0)	98	0

EXCHANGE-TRADED FUNDS — 35.7%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(a)(b)	71,465	1,657,652
Xtrackers MSCI China A Inclusion Equity ETF (a)(b)	659,364	10,973,993

TOTAL EXCHANGE-TRADED FUNDS (Cost $14,520,207)		12,631,645

SECURITIES LENDING COLLATERAL — 8.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (c)(d) (Cost $3,134,374)	3,134,374	3,134,374

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.15% (c) (Cost $18,820)	18,820	18,820

TOTAL INVESTMENTS — 108.9% (Cost $42,882,755)		$38,470,499
Other assets and liabilities, net — (8.9%)		(3,125,369)

NET ASSETS — 100.0%		$35,345,130

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2018 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
EXCHANGE-TRADED FUNDS — 35.7%
Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b)
11,827,982	—		(10,452,618)	(2,242,089)	866,725	—	—	—	—
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(a)(b)
1,835,685	464,507		(76,995)	(23,854)	(541,691)	—	—	71,465	1,657,652
Xtrackers MSCI China A Inclusion Equity ETF (a)(b)
—	12,650,676		(504,300)	(33,849)	(1,138,534)	—	—	659,364	10,973,993

SECURITIES LENDING COLLATERAL — 8.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12%, (c)(d)
2,653,919	480,455	(e)	—	—	—	21,544	—	3,134,374	3,134,374

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.15%, (c)
—	3,729,718		(3,710,898)	—	—	710	—	18,820	18,820

16,317,586	17,325,356		(14,744,811)	(2,299,792)	(813,500)	22,254	—	3,884,023	15,784,839

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $3,390,075, which is 9.6% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $311,900.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended November 30, 2018.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
SGX FTSE China A50 Index Futures	USD	1	$11,013	$11,000	12/28/2018	$(13)

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2018 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock (f)	$22,685,660	$—	$—	$22,685,660
Rights	0	—	—	0
Exchange-Traded Funds	12,631,645	—	—	12,631,645
Short-Term Investments (f)	3,153,194	—	—	3,153,194

TOTAL	$38,470,499	$—	$—	$38,470,499

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(13)	$—	$—	$(13)

TOTAL	$(13)	$—	$—	$(13)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2018, the amount of transfers between Level 3 and Level 1 was $24,009. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

See Notes to Financial Statements.	30

This Page is Intentionally Left Blank

31

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2018 (Unaudited)

	Xtrackers MSCI China A Inclusion Equity ETF	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF		Xtrackers MSCI All China Equity ETF
Assets
Investments in non-affiliated securities at value	$11,477,699	$1,131,447,365		$21,720,552		$22,685,660
Investments in affiliated securities at value	4,450	—		—		12,631,645
Investment in DWS Government Money Market Series	43,508	—		—		18,820
Investment in DWS Government & Agency Securities Portfolio*	—	—		—		3,134,374
Cash	—	448,140		500		—
Foreign currency at value	4,152	7,746,597	†	149,586	†	76,650
Deposit with broker for futures contracts	3,520	—		—		4,446
Receivables:
Investment securities sold	—	—		—		400,164
Variation margin on futures contracts	250	—		—		3,262
Dividends	—	—		—		3,784
Interest	82	8		18		683
Securities lending income	4	—		—		3,133

Total Assets	$11,533,665	$1,139,642,110		$21,870,656		$38,962,621

Liabilities
Payable upon return of securities loaned	$—	$—		$—		$3,134,374
Payables:
Investment securities purchased	—	—		6,028		476,192
Investment advisory fees	5,760	599,679		11,913		6,925
Accrued expenses and other liabilities	—	—		—		—

Total Liabilities	5,760	599,679		17,941		3,617,491

Net Assets, at value	$11,527,905	$1,139,042,431		$21,852,715		$35,345,130

Net Assets Consist of
Paid-in capital	$13,268,186	$1,259,578,160		$41,906,513		$43,667,337
Distributable earnings (loss)	(1,740,281)	(120,535,729)		(20,053,798)		(8,322,207)

Net Assets, at value	$11,527,905	$1,139,042,431		$21,852,715		$35,345,130

Number of Common Shares outstanding	700,001	49,150,001		950,001		1,150,001

Net Asset Value	$16.47	$23.17		$23.00		$30.73

Investments in non-affiliated securities at cost	$12,864,513	$1,217,243,000		$29,596,183		$25,209,354

Investments in affiliated securities at cost	$4,387	$—		$—		$14,520,207

Value of securities loaned	$—	$—		$—		$3,390,075

Investment in DWS Government Money Market Series at cost	$43,508	$—		$—		$18,820

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—		$—		$3,134,374

Non-cash collateral for securities on loan	$—	$—		$—		$311,900

Foreign currency at cost	$4,152	$7,767,197		$150,134		$76,583

*	Represents collateral on securities loaned.
†

Included in foreign currency at value is $19,247 and $5,632 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	32

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2018 (Unaudited)

	Xtrackers MSCI China A Inclusion Equity ETF	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers MSCI All China Equity ETF
Investment Income
Unaffiliated interest income	$—	$—	$232	$—
Unaffiliated dividend income*	134,755	10,892,897	160,411	320,171
Income distributions from affiliated funds	146	—	—	710
Affiliated securities lending income	33	—	—	21,544
Unaffiliated securities lending income, net of borrower rebates	76	—	—	29,024

Total Investment Income	135,010	10,892,897	160,643	371,449

Expenses
Investment advisory fees	28,311	2,554,429	70,159	81,425
Other expenses	57	57	57	57

Total Expenses	28,368	2,554,486	70,216	81,482

Less fees waived (See Note 3):
Waiver	(191)	—	—	(33,404)

Net Expenses	28,177	2,554,486	70,216	48,078

Net Investment income (loss)	106,833	8,338,411	90,427	323,371

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(123,341)	(18,633,730)	13,663	(333,503)
Investments in affiliates	(1,071)	—	—	(2,242,089)
In-kind redemptions	—	—	—	57,348
In-kind redemptions in affiliates	327,354	—	—	(57,703)
Futures contracts	(7,465)	—	—	(17,317)
Foreign currency transactions	(8,748)	(1,841,202)	(11,110)	1,071
Forward foreign currency contracts	34,782	—	—	—

Net realized gain (loss)	221,511	(20,474,932)	2,553	(2,592,193)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,386,835)	(169,307,793)	(7,563,449)	(3,465,155)
Investments in affiliates	(316,216)	—	—	(813,500)
Futures contracts	(50)	—	—	(247)
Foreign currency translations	2	(26,095)	(2,378)	78
Forward foreign currency contracts	(34,919)	—	—	—

Net change in unrealized appreciation (depreciation)	(1,738,018)	(169,333,888)	(7,565,827)	(4,278,824)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1,516,507)	(189,808,820)	(7,563,274)	(6,871,017)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,409,674)	$(181,470,409)	$(7,472,847)	$(6,547,646)

* Unaffiliated foreign tax withheld	$14,991	$1,212,183	$17,978	$25,528

See Notes to Financial Statements.	33

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI China A Inclusion Equity ETF		Xtrackers Harvest CSI 300 China A-Shares ETF
	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$106,833	$77,408	$8,338,411	$4,734,695
Net realized gain (loss)	221,511	(156,362)	(20,474,932)	47,916,595
Net change in net unrealized appreciation (depreciation)	(1,738,018)	357,551	(169,333,888)	9,468,340

Net increase (decrease) in net assets resulting from operations	(1,409,674)	278,597	(181,470,409)	62,119,630

Distributions to Shareholders	—	(82,189)*	—	(5,199,112	)*

Fund Shares Transactions
Proceeds from shares sold	12,964,542	—	696,651,876	560,587,088
Value of shares redeemed	(2,107,447)	(1,044,930)	(61,969,652)	(298,670,935)

Net increase (decrease) in net assets resulting from fund share transactions	10,857,095	(1,044,930)	634,682,224	261,916,153

Total net increase (decrease) in Net Assets	9,447,421	(848,522)	453,211,815	318,836,671

Net Assets
Beginning of period	2,080,484	2,929,006	685,830,616	366,993,945

End of period	$11,527,905	$2,080,484 **	$1,139,042,431	$685,830,616	**

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	150,001	23,200,001	14,200,001
Shares sold	700,000	—	28,250,000	18,800,000
Shares redeemed	(100,000)	(50,000)	(2,300,000)	(9,800,000)

Shares outstanding, end of period	700,001	100,001	49,150,001	23,200,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income and distributions in excess of net investment income of $22,302 and $(884,593), respectively.

See Notes to Financial Statements.	34

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF			Xtrackers MSCI All China Equity ETF
	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018		For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$90,427	$25,514		$323,371	$534,113
Net realized gain (loss)	2,553	641,819		(2,592,193)	1,351,677
Net change in net unrealized appreciation (depreciation)	(7,565,827)	(333,958)		(4,278,824)	993,517

Net increase (decrease) in net assets resulting from operations	(7,472,847)	333,375		(6,547,646)	2,879,307

Distributions to Shareholders	—	—		—	(317,478	)*

Fund Shares Transactions
Proceeds from shares sold	4,931,208	3,676,438		7,658,392	36,516,502
Value of shares redeemed	—	—		(1,660,721)	(7,763,898)

Net increase (decrease) in net assets resulting from fund share transactions	4,931,208	3,676,438		5,997,671	28,752,604

Total net increase (decrease) in Net Assets	(2,541,639)	4,009,813		(549,975)	31,314,433

Net Assets
Beginning of period	24,394,354	20,384,541		35,895,105	4,580,672

End of period	$21,852,715	$24,394,354	**	$35,345,130	$35,895,105	**

Changes in Shares Outstanding
Shares outstanding, beginning of period	750,001	650,001		950,001	150,001
Shares sold	200,000	100,000		250,000	1,000,000
Shares redeemed	—	—		(50,000)	(200,000)

Shares outstanding, end of period	950,001	750,001		1,150,001	950,001

*	Includes distributions from net investment income.
**	Includes distributions in excess of net investment income and undistributed net investment income of $(2,906) and $247,042, respectively.

See Notes to Financial Statements.	35

DBX ETF Trust

Financial Highlights

Xtrackers MSCI China A Inclusion Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$20.80		$19.53	$21.86	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.20		0.52	0.29	0.40
Net realized and unrealized gain (loss)	(4.53)		1.30	1.05	(2.80)

Total from investment operations	(4.33)		1.82	1.34	(2.40)

Less distributions from:
Net investment income	—		(0.55)	(2.82)	(0.74)
Net realized gains	—		—	(0.85)	—

Total distributions	—		(0.55)	(3.67)	(0.74)

Net Asset Value, end of period	$16.47		$20.80	$19.53	$21.86

Total Return (%)(e)	(20.82	)**	9.12	6.42 (d)	(10.01	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	12		2	3	2
Ratio of expenses before fee waiver (%)(f)	0.60	*	0.70	0.72	1.25	***
Ratio of expenses after fee waiver (%)(f)	0.60	*	0.05	0.05	0.45	***
Ratio of net investment income (loss) (%)	2.27	*	2.38	1.41	2.92	*
Portfolio turnover rate (%)(g)	7	**	3	6	4	**

Xtrackers Harvest CSI 300 China A-Shares ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$29.56		$25.84	$23.74	$49.93	$21.98	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.26		0.25	0.30	0.43	0.09	(0.05)
Net realized and unrealized gain (loss)	(6.65)		3.73	1.97	(18.19)	27.96	(2.97)

Total from investment operations	(6.39)		3.98	2.27	(17.76)	28.05	(3.02)

Less distributions from:
Net investment income	—		(0.26)	(0.17)	(0.33)	(0.10)	—
Net realized gains	—		—	—	(8.10)	—	—

Total distributions	—		(0.26)	(0.17)	(8.43)	(0.10)	—

Net Asset Value, end of period	$23.17		$29.56	$25.84	$23.74	$49.93	$21.98

Total Return (%)	(21.62	)**	15.38	9.62	(38.10)	127.82	(12.08	)**(e)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,139		686	367	326	1,410	153
Ratio of expenses before fee waiver (%)	0.65	*	0.66	0.67	0.80	0.80	0.96	*
Ratio of expenses after fee waiver (%)	0.65	*	0.66	0.67	0.80	0.80	0.92	*
Ratio of net investment income (loss) (%)	2.12	*	0.82	1.24	1.27	0.26	(0.38	)*
Portfolio turnover rate (%)(g)	12	**	65	68	159	58	42	**

(a)	For the period October 20, 2015 (commencement of operations) through May 31, 2016.
(b)	For the period November 6, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.41%.
(e)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(f)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.
***	Annualized. Includes excise tax expense that is not ammualized.

See Notes to Financial Statements.	36

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$32.53		$31.36	$33.00	$65.42	$25.70	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.11		0.04	(0.03)	(0.05)	(0.12)	0.02
Net realized and unrealized gain (loss)	(9.64)		1.13	(1.61)	(28.91)	40.05	0.68

Total from investment operations	(9.53)		1.17	(1.64)	(28.96)	39.93	0.70

Less distributions from:
Net investment income	—		—	—	(0.17)	(0.04)	—
Net realized gains	—		—	—	(3.29)	(0.17)	—

Total distributions	—		—	—	(3.46)	(0.21)	—

Net Asset Value, end of period	$23.00		$32.53	$31.36	$33.00	$65.42	$25.70

Total Return (%)	(29.30	)**	3.73	(4.97)	(45.37)	155.99	2.80	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	22		24	20	21	82	8
Ratio of expenses (%)	0.65	*	0.65	0.67	0.80	0.80	0.80	*
Ratio of net investment income (loss) (%)	0.84	*	0.10	(0.09)	(0.11)	(0.30)	2.57	*
Portfolio turnover rate (%)(f)	8	**	29	51	215	131	0	**

Xtrackers MSCI All China Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$37.78		$30.54	$28.36	$46.01	$25.51	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.34		0.79	0.91	2.15	0.32	0.06
Net realized and unrealized gain (loss)	(7.39)		6.75	4.26	(15.46)	20.58	0.45

Total from investment operations	(7.05)		7.54	5.17	(13.31)	20.90	0.51

Less distributions from:
Net investment income	—		(0.30)	(2.99)	(4.34)	(0.35)	—
Net realized gains	—		—	—	—	(0.05)	—

Total distributions	—		(0.30)	(2.99)	(4.34)	(0.40)	—

Net Asset Value, end of period	$30.73		$37.78	$30.54	$28.36	$46.01	$25.51

Total Return (%)(d)	(18.66	)**	24.71	20.03	(29.80)	82.48	2.04	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	35		36	5	7	18	5
Ratio of expenses before fee waiver (%)(e)	0.53	*	0.60	0.60	0.60	0.60	0.60	*
Ratio of expenses after fee waiver (%)(e)	0.31	*	0.36	0.35	0.26	0.26	0.30	*
Ratio of net investment income (loss) (%)	2.10	*	2.10	3.10	6.46	0.94	2.73	*
Portfolio turnover rate (%)(f)	37	**	3	7	36	20	2	**

(a)	For the period May 21, 2014 (commencement of operations) through May 31, 2014.
(b)	For the period April 30, 2014 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	37

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2018, the Trust consists of thirty-six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI China A Inclusion Equity ETF*
Xtrackers Harvest CSI 300 China A-Shares ETF
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Xtrackers MSCI All China Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The Underlying Index for each Fund is:

Fund	Underlying Index
Xtrackers MSCI China A Inclusion Equity ETF*	MSCI China A Inclusion Index*
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Xtrackers MSCI All China Equity ETF	MSCI China All Shares Index

*

On June 4, 2018, the Fund changed its name from Xtrackers CSI 300 China A-Shares Hedged Equity ETF to Xtrackers MSCI China A Inclusion Equity ETF and its Underlying Index from CSI 300 USD Hedged Index to the MSCI China A Inclusion Index.

The MSCI China A Inclusion Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together “Stock Connect”). “A-Shares” are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. Certain eligible A-Shares are traded on the Shanghai or Shenzhen Stock Exchanges. The Underlying Index is designed to track the inclusion of A-Shares in the MSCI Emerging Markets Index over time and is constructed by MSCI, Inc. by applying eligibility criteria for the MSCI Global Investable Market Indexes, and then excluding mid- and small-capitalization A-Shares (as determined by MSCI), A-Shares suspended for trading for more than 50 days in the past 12 months and A-Shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization (i.e., includes only shares that are readily available for trading in the market) available to foreign investors and includes only large-capitalization companies, as determined by MSCI. The Underlying Index is rebalanced on a quarterly basis.

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the China A-Share market.

38

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

MSCI is the creator of the MSCI China All Shares Index and the MSCI China A Inclusion Equity Index. The MSCI China All Share Index is a rules-based, free-float adjusted market capitalization index comprised of equity securities that are listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe. The Underlying Index is comprised of A-Shares, B-Shares, H-Shares, Red chips and P chips share classes as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Underlying Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF are diversified series of the Trust. Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers MSCI All China Equity EFT are non-diversified and are not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales

39

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as a Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences

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are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2018, the Funds did not incur any interest or penalties.

At May 31, 2018, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers MSCI China A Inclusion Equity ETF	$79,159	$315,180	$394,339
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	9,595,117	1,130,757	10,725,874
Xtrackers MSCI All China Equity ETF	1,006,240	461,025	1,467,265

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2018, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

	Late Year Ordinary Losses	Post-October Losses on Capital
Xtrackers MSCI China A Inclusion Equity ETF	$—	$191,244
Xtrackers Harvest CSI 300 China A-Shares ETF	884,593	—
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	2,906	—
Xtrackers MSCI All China Equity ETF	—	19,036

As of May 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI China A Inclusion Equity ETF	$1,894,126	$232,674	$232,694	$(20)
Xtrackers Harvest CSI 300 China A-Shares ETF	634,518,761	47,382,111	97,138,397	(49,756,286)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	26,105,719	(1,854,001)	3,337,733	(5,191,734)
Xtrackers MSCI All China Equity ETF	38,884,318	(535,283)	1,857,789	(2,393,072)

The tax character of current year distributions will be determined at the end of the current year end.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of November 30, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) (Continued)

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp tax. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non PRC enterprises including Qualified Foreign Institutional Investors (“QFII”) and renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

With the approval from the PRC State Council, the PRC State Administration of Taxation, the PRC Ministry of Finance and the China Securities Regulatory Commission jointly issued Caishui [2014] 79 (Circular 79) on November 14, 2014. According to Circular 79, RQFIIs are temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises) effective from November 17, 2014. With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Land-rich enterprises are companies whose value of immovable property in the PRC is greater than 50% of their value of total assets. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, respectively; while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Xtrackers MSCI China A Inclusion Equity ETF and the Xtrackers MSCI All China Equity ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2018, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of November 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities

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Notes to Financial Statements (Unaudited) (Continued)

or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2018, the Xtrackers MSCI All China Equity ETF had securities on loan, which were classified as Common Stocks and Exchange-Traded Funds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2018

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$496,699	$—	$63,444	$248,456	$808,599
Exchange-Traded Funds	2,637,675	—	—	—	2,637,675

Total Borrowings	$3,134,374	$—	$63,444	$248,456	$3,446,274

Gross amount of recognized liabilities for securities lending transactions					$3,446,274

As of November 30, 2018, the Xtrackers MSCI China A Inclusion Equity ETF had no securities on loan.

Derivatives

Forward Foreign Currency Contracts    The Xtrackers MSCI China A Inclusion Equity ETF may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period June 1, 2018 to June 4, 2018, Xtrackers MSCI China A Inclusion Equity ETF (formerly Xtrackers CSI 300 China A-Shares Hedged Equity ETF) invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the renminbi.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward foreign currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

There were no open forward currency contracts as of the period ended November 30, 2018.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2018, Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers MSCI All China Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

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Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2018 is included in a table following the Funds’ Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI China A Inclusion Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$50
Xtrackers MSCI All China Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$13

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI China A Inclusion Equity ETF	$(7,465)	$34,782	$27,317
Xtrackers MSCI All China Equity ETF	(17,317)	—	(17,317)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts— Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI China A Inclusion Equity ETF	$(50)	$(34,919)	$(34,969)
Xtrackers MSCI All China Equity ETF	(247)	—	(247)

For the period ended November 30, 2018 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts
Xtrackers MSCI China A Inclusion Equity ETF	$49,201	$(2,038,709	)*
Xtrackers MSCI All China Equity ETF	137,471	—

*	For the period from June 1, 2018 through June 3, 2018

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

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3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the ETFs, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers MSCI China A Inclusion Equity ETF	0.60%
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%

The Advisor for Xtrackers MSCI China A Inclusion Equity ETF has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the period from June 1, 2018 through November 30, 2018, the Advisor waived $184 expenses of the Fund.

For its investment advisory services to Xtrackers MSCI All China Equity ETF for the period from June 1, 2018 through July 16, 2018, the Advisor received a unitary management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.60%; and had contractually agreed to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund’s from exceeding 0.50% of the Fund’s average daily net assets and to waive a portion of its management fees in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in affiliated funds.

Effective July 17, 2018, for its investment advisory services to Xtrackers MSCI All China Equity ETF, the Advisor receives a unitary management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.50%. In addition, the Advisor has contractually agreed, until October 1, 2021, to waive fees and/or reimburse the Fund’s expenses to limit the Fund’s current operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) by an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in affiliated funds. In addition, the Adviser has contractually agreed, until October 25, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.50% of the Fund’s average daily net assets. For the period from June 1, 2018 through November 30, 2018, the Advisor waived $33,391 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired funds’ fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period from June 1, 2018 through November 30, 2018, the Advisor waived expenses of the Fund’s as follows:

Expenses Waived
Xtrackers MSCI China A Inclusion Equity ETF	$7
Xtrackers All China Equity ETF	13

Out of the unitary management fee, the Advisor is responsible for substantially all expenses of each Fund, including the payments to the Sub-Advisor as applicable, the cost of transfer agency, custody, fund

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Notes to Financial Statements (Unaudited) (Continued)

administration, legal, audit and other services and expenses of the Independent Trustees except for interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and other extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI China A Inclusion Equity ETF	$13,588,099	$598,052
Xtrackers Harvest CSI 300 China A-Shares ETF	733,396,040	95,828,358
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	6,857,039	1,838,422
Xtrackers MSCI All China Equity ETF	15,874,706	11,714,595

For the period ended November 30, 2018, the cost of in-kind purchases and proceeds from in-kind sale were as follows:

	Purchases	Sales
Xtrackers MSCI China A Inclusion Equity ETF	$—	$2,060,017
Xtrackers MSCI All China Equity ETF	3,973,620	1,657,430

5. Fund Share Transactions

As of November 30, 2018 there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform

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programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership; custody risks associated with investing through Stock Connect, an RQFII or other programs to access the Chinese securities markets, (xiii) both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; and different and less stringent financial reporting standards.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI China A Inclusion Equity ETF, Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2018.

Pro-rata Share
Xtrackers MSCI China A Inclusion Equity ETF	$5,250,000
Xtrackers Harvest CSI 300 China A-Shares ETF	60,375,000
Xtrackers Harvest CSI 500 China A-Shares Small Cap	4,200,000

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Funds which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. The equity shares included in the CSI 300 index may be valued using the CNY/USD exchange rate. The difference between the CNH/ USD and CNH/USD exchange rates may lead to tracking errors in the fund. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The CSI Indexes are calculated by China Securities Index Co., Ltd. (CSI). CSI does not make any warranties, express or implied, to its customers or any other party regarding the accuracy or completeness of any data related to the Index. All information is provided for information purposes only. CSI accepts no liability for any errors or any loss arising from the use of information it provides.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of Deutsche Asset Management International GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049076-3 (1/19) DBX003658 (1/20)

November 30, 2018

Semi-Annual Report

DBX ETF Trust

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers Germany Equity ETF (GRMY)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for the period ended November 30, 2018.

The global economy saw steady growth over the period, however, the momentum of economic expansion has peaked and is poised for gradual moderation. The U.S. economy was strong, backed by robust earnings and tax cuts, despite the ongoing trade policy uncertainties. In addition, the U.S. dollar positioned itself well against the trade-weighted basket of currencies of U.S. trading partners. On the other hand, the Eurozone economy registered slower growth on account of global trade tensions and a decline in net exports. The Japanese economy contracted further as a consequence of several natural disasters, curtailing production, and a slowdown in overseas demand, undermining exports. In the interim, Latin America faced a highly diverse economic environment, with a recession in Argentina, uncertainty in Brazil, and resilience in the Pacific Alliance.

The Eurozone economy slowed distinctly as a result of transient factors, and in particular, a decline in vehicle production as companies tackled the new emission standards. Industrial output declined on the back of weak exports. However, private sector confidence remains high, with labor markets still improving and borrowing costs remaining low. Unrest prevailed in France as work unions protested against the economic policies of the French government. In addition, Italy’s gross domestic product (GDP) contracted in the wake of persistent political uncertainty and increasing friction with the European Commission regarding its expansionary budget plans. Conceding the weakness in the economy, the European Central Bank (ECB) showed its commitment to maintain policy rates at the current levels.

The German economy reported its weakest performance since 2015, due to one-off factors, including emission norms affecting the automotive industry, and higher energy prices erasing previous wage increases. Exports dropped, reflecting slowing global demand on the back of U.S. protectionism, tightening monetary policy and Brexit-related1 uncertainties. Moreover, the positive effect of a weaker euro was negated by global trade tension and volatility in emerging markets. Nevertheless, consumer sentiment remained elevated, and the composite Purchasing Manager’s Index2 indicated improved business conditions.

The Japanese economy contracted again, owing to a broad-based decline in key gross domestic product (GDP) components. Despite a tight labor market and promising wage growth, private consumption declined, while government consumption surged. Nonetheless, corporate sentiment remained firm, in defiance of an uncertain global outlook. In addition, robust investments related to preparations for the 2020 Tokyo Olympics are expected to aid the growth trajectory.

Growth in the Latin American economy remained unchanged, as the uneven dynamics across economies maintained a modest activity. Despite an improving labor market, an unfavorable external backdrop and political clamor held back progress. The region’s largest economy, Brazil, gained momentum after a setback in Q2 2018, due to a truckers’ strike. Growth in Colombia, Mexico, and several other regions remained unchanged and suggested moderate prospects for the region.

The global economy is expected to grow, although at a slower pace, on the back of solid economic momentum in developed economies. Lower unemployment rates and solid corporate earnings are expected to support this trend in the near term, prompting the central banks to gradually withdraw the stimulus and unwind their balance sheet. Nevertheless, geopolitical risks, global trade tensions, and policy uncertainties could drive greater capital market fluctuations.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

2 Purchasing Managers’ Indexes (PMI) are economic indicators derived from monthly surveys of private sector companies.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Eurozone Equity ETF (EURZ)

The Xtrackers Eurozone Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of NASDAQ Eurozone Large Mid Cap Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union (the “EMU” or “Eurozone”) of the European Union (“EU”). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (20.9% of Net Assets)

Description	% of Net Assets
TOTAL SA (France)	3.0%
SAP SE (Germany)	2.3%
Sanofi (France)	2.3%
Unilever NV (United Kingdom)	2.3%
Siemens AG (Germany)	2.1%
Allianz SE (Germany)	2.0%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.9%
Banco Santander SA (Spain)	1.7%
Anheuser-Busch InBev SA/NV (Belgium)	1.7%
ASML Holding NV (Netherlands)	1.6%

Country Diversification* as of 11/30/18

France	33.3%
Germany	28.0%
Spain	10.0%
Netherlands	8.6%
Italy	6.6%
Belgium	3.7%
Finland	3.6%
United Kingdom	2.3%
Other	3.9%

Total	100.0%

Sector Diversification* as of 11/30/18

Financials	18.9%
Industrials	15.1%
Consumer Discretionary	11.6%
Consumer Staples	10.9%
Health Care	8.2%
Information Technology	8.0%
Materials	7.4%
Communication Services	6.2%
Energy	5.9%
Utilities	5.4%
Real Estate	2.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Germany Equity ETF (GRMY)

The Xtrackers Germany Equity ETF ( the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the NASDAQ Germany Large Mid Cap Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the German large- and mid-capitalization equity market. It is not possible to invest directly into an Index.

Ten Largest Equity Holdings as of 11/30/18 (53.3% of Net Assets)

Description	% of Net Assets
SAP SE	8.2%
Siemens AG	7.4%
Allianz SE	7.2%
Bayer AG	5.5%
BASF SE	5.3%
Deutsche Telekom AG	4.8%
Volkswagen AG	4.7%
Daimler AG	4.0%
adidas AG	3.4%
Bayerische Motoren Werke AG	2.8%

Sector Diversification* as of 11/30/18

Consumer Discretionary	18.6%
Financials	15.0%
Industrials	14.9%
Information Technology	12.1%
Health Care	11.4%
Materials	10.1%
Communication Services	7.0%
Consumer Staples	3.9%
Real Estate	3.8%
Utilities	3.2%

Total	100.0%

* As a percent of total investments excluding exchange-traded fund and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 13.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

The Xtrackers Japan JPX-Nikkei 400 Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (14.6% of Net Assets)

Description	% of Net Assets
SoftBank Group Corp.	1.7%
Sony Corp.	1.7%
Keyence Corp.	1.6%
Mitsubishi UFJ Financial Group, Inc.	1.5%
Honda Motor Co. Ltd.	1.4%
Sumitomo Mitsui Financial Group, Inc.	1.4%
Nippon Telegraph & Telephone Corp.	1.4%
Toyota Motor Corp.	1.4%
Mizuho Financial Group, Inc.	1.3%
KDDI Corp.	1.2%

Sector Diversification* as of 11/30/18

Industrials	23.1%
Consumer Discretionary	16.0%
Financials	11.5%
Consumer Staples	10.1%
Information Technology	9.6%
Health Care	8.6%
Communication Services	8.2%
Materials	6.4%
Real Estate	3.5%
Utilities	1.8%
Energy	1.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 16.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA)

The Xtrackers MSCI Latin America Pacific Alliance ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Latin America Pacific Alliance Capped Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities of issuers from Latin American member states of the Pacific Alliance, as well as securities of countries that are headquartered and carry out the majority of operations in these countries. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/18 (41.0.% of Net Assets)

Description	% of Net Assets
America Movil SAB de CV (Mexico)	7.7%
Credicorp Ltd. (Peru)	6.5%
Fomento Economico Mexicano SAB de CV (Mexico)	5.7%
Wal-Mart de Mexico SAB de CV (Mexico)	4.4%
Grupo Financiero Banorte SAB de CV (Mexico)	4.1%
Bancolombia SA (Colombia)	3.1%
Cemex SAB de CV (Mexico)	2.5%
Grupo Mexico SAB de CV (Mexico)	2.5%
Grupo Televisa SAB (Mexico)	2.3%
Ecopetrol SA (Colombia)	2.2%

Country Diversification* as of 11/30/18

Mexico	50.1%
Chile	23.2%
Colombia	13.1%
Peru	13.0%
Canada	0.4%
United States	0.1%
Panama	0.1%

Total	100.0%

Sector Diversification* as of 11/30/18

Financials	26.4%
Consumer Staples	20.4%
Materials	16.5%
Communication Services	11.3%
Utilities	7.3%
Industrials	6.9%
Energy	4.4%
Consumer Discretionary	3.4%
Real Estate	3.0%
Information Technology	0.2%
Health Care	0.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limted these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2018 to November 30, 2018), except for Xtrackers MSCI Latin America Pacific Alliance ETF which is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to November 30, 2018).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Eurozone Equity ETF
Actual	$1,000.00	$893.41	0.09%	$0.43
Hypothetical (5% return before expenses)	$1,000.00	$1,024.62	0.09%	$0.46
Xtrackers Germany Equity ETF
Actual	$1,000.00	$862.41	0.10%	$0.47
Hypothetical (5% return before expenses)	$1,000.00	$1,024.57	0.10%	$0.51
Xtrackers Japan JPX-Nikkei 400 Equity ETF
Actual	$1,000.00	$916.91	0.09%	$0.43
Hypothetical (5% return before expenses)	$1,000.00	$1,024.62	0.09%	$0.46
Xtrackers MSCI Latin America Pacific Alliance ETF
Actual (2)	$1,000.00	$976.80	0.45%	$0.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

(2) Expense is equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 32 (the number of days in the period October 30, 2018 (commencement of operations) to November 30, 2018), then divided by 365.

7

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.9%
Austria — 0.8%
ANDRITZ AG	67	$3,226
Erste Group Bank AG	295	11,640
OMV AG	147	7,427
Raiffeisen Bank International AG	136	4,010
Strabag SE	23	816
Telekom Austria AG	136	999
Vienna Insurance Group AG Wiener Versicherung Gruppe	48	1,235
voestalpine AG	124	4,121

		33,474

Belgium — 3.7%
Ackermans & van Haaren NV	21	3,374
Ageas	179	8,642
Anheuser-Busch InBev SA/NV (a)	893	68,391
Colruyt SA	59	3,770
Elia System Operator SA/NV	28	1,867
Groupe Bruxelles Lambert SA	72	6,481
KBC Ancora	36	1,668
KBC Group NV	275	19,741
Melexis NV	13	768
Proximus SADP	136	3,764
Sofina SA	16	3,221
Solvay SA	75	8,112
Telenet Group Holding NV	51	2,530
UCB SA	127	10,675
Umicore SA	208	9,025

		152,029

Finland — 3.5%
Amer Sports OYJ	111	4,156
Elisa OYJ	144	5,775
Fortum OYJ	427	8,901
Huhtamaki OYJ (a)	96	2,935
Kesko OYJ, Class B	76	4,428
Kone OYJ, Class B	382	18,927
Metso OYJ	119	3,391
Neste OYJ	140	10,941
Nokia OYJ	5,561	30,576
Nokian Renkaat OYJ	127	4,065
Orion OYJ, Class B	104	3,471
Sampo OYJ, Class A	442	19,733
Stora Enso OYJ, Class R	566	7,213
UPM-Kymmene OYJ	527	14,040
Wartsila OYJ Abp	419	6,822

		145,374

France — 33.2%
Accor SA	207	9,188
Aeroports de Paris	28	5,443
Air France-KLM	251	2,893
Air Liquide SA	402	48,589
Airbus SE	523	56,031
Alstom SA	160	7,022
Altarea SCA REIT	4	826
Arkema SA	68	6,452
Atos SE	95	8,067

	Number of Shares	Value
France (Continued)
AXA SA	1,789	$43,581
BioMerieux	44	3,104
BNP Paribas SA	1,085	54,514
Bollore SA	917	4,018
Bouygues SA	215	8,267
Bureau Veritas SA	268	5,923
Capgemini SE	167	19,485
Carrefour SA	590	10,622
Casino Guichard Perrachon SA (a)	51	2,305
Cie de Saint-Gobain	474	17,568
Cie Generale des Etablissements Michelin	168	17,580
Cie Plastic Omnium SA	64	1,699
CNP Assurances	160	3,663
Covivio REIT	36	3,508
Credit Agricole SA	1,255	15,585
Danone SA	645	48,244
Dassault Systemes SE	136	16,323
Edenred	191	7,284
Eiffage SA	72	6,849
Elis SA	164	3,212
Engie SA	1,821	25,608
EssilorLuxottica SA	199	25,269
Eurazeo SE	48	3,595
Eutelsat Communications SA (a)	139	2,963
Faurecia SA	76	2,962
Gecina SA REIT	47	6,572
Getlink SE	462	6,003
Hermes International	29	15,685
ICADE REIT	32	2,536
Iliad SA	28	3,777
Imerys SA	32	1,717
Ingenico Group SA	55	3,971
Ipsen SA	36	4,635
JCDecaux SA	75	2,548
Kering	75	32,609
Klepierre SA REIT	211	6,909
Lagardere SCA	84	2,376
Legrand SA	260	15,926
L’Oreal SA	244	57,436
LVMH Moet Hennessy Louis Vuitton SE (a)	267	76,349
Natixis SA	924	5,105
Nexity SA	55	2,696
Orange SA (a)	1,885	32,356
Orpea	47	4,981
Pernod Ricard SA (a)	176	28,138
Peugeot SA	559	12,279
Publicis Groupe SA	212	12,568
Remy Cointreau SA	20	2,317
Renault SA	204	14,332
Rexel SA	259	3,107
Rubis SCA	87	4,687
Safran SA	350	43,730
Sanofi	1,053	95,154
Sartorius Stedim Biotech	24	2,429
Schneider Electric SE	546	39,738
SCOR SE	180	8,650
SEB SA	24	3,440

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
France (Continued)
Societe BIC SA	28	$3,004
Societe Generale SA	714	26,242
Sodexo SA	88	9,111
Sopra Steria Group	13	1,325
Suez	423	6,286
Teleperformance	55	9,104
Thales SA	104	12,753
TOTAL SA	2,249	125,195
Ubisoft Entertainment SA*	76	6,191
Unibail-Rodamco-Westfield REIT	136	23,381
Valeo SA	235	6,705
Veolia Environnement SA	521	11,075
Vinci SA	539	47,053
Vivendi SA	985	24,536
Wendel SA	31	3,766

		1,368,725

Germany — 26.1%
1&1 Drillisch AG	48	2,413
adidas AG	180	39,701
Allianz SE	398	84,044
Aurubis AG	35	1,905
Axel Springer SE	43	2,741
BASF SE	850	61,950
Bayer AG	870	63,615
Bayerische Motoren Werke AG	347	28,371
Bechtle AG	21	1,680
Beiersdorf AG	120	12,845
Brenntag AG	147	6,796
Carl Zeiss Meditec AG	36	2,486
Commerzbank AG	1,045	8,999
Continental AG	107	16,022
Covestro AG, 144A	176	10,135
CTS Eventim AG & Co. KGaA	55	2,112
Daimler AG	833	46,871
Deutsche Bank AG (b)	1,766	16,122
Deutsche Boerse AG	167	21,329
Deutsche Lufthansa AG	439	10,687
Deutsche Post AG	908	28,910
Deutsche Telekom AG	3,217	56,403
Deutsche Wohnen SE	288	13,807
DMG Mori AG	17	841
E.ON SE	2,037	20,769
Evonik Industries AG	151	4,060
Fielmann AG	27	1,692
Fraport AG Frankfurt Airport Services Worldwide	39	2,868
Freenet AG	116	2,387
Fresenius Medical Care AG & Co. KGaA	196	15,952
Fresenius SE & Co. KGaA	371	21,054
FUCHS PETROLUB SE	28	1,114
GEA Group AG	152	4,103
GRENKE AG	25	2,140
Hannover Rueck SE	58	8,058
HeidelbergCement AG	144	9,571
Hella GmbH & Co. KGaA	47	1,947
Henkel AG & Co. KGaA	103	10,636

	Number of Shares	Value
Germany (Continued)
HOCHTIEF AG	17	$2,418
HUGO BOSS AG	59	4,075
Infineon Technologies AG	984	20,606
K+S AG	195	3,423
KION Group AG	68	3,836
Krones AG	16	1,424
LANXESS AG	71	3,892
LEG Immobilien AG	64	7,359
MAN SE	35	3,576
Merck KGaA	120	13,228
METRO AG	168	2,578
MorphoSys AG*	28	3,199
MTU Aero Engines AG	40	8,315
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	143	31,071
Nemetschek SE	16	1,940
OSRAM Licht AG	91	4,170
ProSiebenSat.1 Media SE	183	3,716
Rational AG	4	2,276
Rheinmetall AG	39	3,612
Rocket Internet SE, 144A*	60	1,534
RWE AG	515	11,117
SAP SE	928	95,532
Scout24 AG, 144A	87	3,625
Siemens AG	742	86,029
Siltronic AG	20	1,807
Sixt SE	13	1,248
Software AG	48	1,958
Symrise AG	115	9,284
Talanx AG	55	1,963
Telefonica Deutschland Holding AG	633	2,564
thyssenkrupp AG	486	9,077
Uniper SE	175	4,492
United Internet AG	124	5,581
Volkswagen AG	124	20,484
Vonovia SE	431	20,872
Wacker Chemie AG	17	1,636
Wirecard AG	108	16,319
Zalando SE, 144A*	204	6,329

		1,073,301

Greece — 0.1%
Hellenic Telecommunications Organization SA	250	2,955
OPAP SA	212	1,992

		4,947

Ireland — 1.8%
Bank of Ireland Group PLC	921	5,829
CRH PLC	826	22,839
Glanbia PLC	183	3,284
Kerry Group PLC, Class A	140	14,464
Kingspan Group PLC	140	6,027
Ryanair Holdings PLC, ADR	176	14,490
Smurfit Kappa Group PLC	203	5,480

		72,413

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Italy — 6.6%
A2A SpA	1,590	$2,675
Amplifon SpA	68	1,138
Assicurazioni Generali SpA	1,343	22,642
Atlantia SpA	463	9,494
Banca Mediolanum SpA	394	2,358
Banca Monte dei Paschi di Siena SpA (a)	366	665
Banco BPM SpA	1,418	3,320
Brembo SpA	155	1,728
Buzzi Unicem SpA	72	1,359
Buzzi Unicem SpA-RSP	36	405
Davide Campari-Milano SpA	415	3,468
De’ Longhi SpA	47	1,277
DiaSorin SpA	5	425
Enel SpA	7,128	38,659
Eni SpA	2,528	40,777
FinecoBank Banca Fineco SpA	399	4,278
Hera SpA	925	2,541
Infrastrutture Wireless Italiane SpA, 144A	630	4,540
Intesa Sanpaolo SpA	15,833	36,714
Iren SpA	306	666
Italgas SpA	478	2,558
Leonardo SpA	398	3,923
Mediobanca SpA (a)	741	6,549
Moncler SpA	164	5,344
Pirelli & C SpA, 144A*	367	2,580
Poste Italiane SpA, 144A	463	3,514
Prysmian SpA	259	4,742
Saipem SpA	582	2,546
Salvatore Ferragamo SpA	48	1,125
Snam SpA	2,033	8,911
Societa Iniziative Autostradali e Servizi SpA	68	916
Telecom Italia SpA	11,483	7,473
Telecom Italia SpA-RSP	6,119	3,444
Terna Rete Elettrica Nazionale SpA (a)	1,431	8,001
UniCredit SpA	2,105	27,137
Unione di Banche Italiane SpA	1,032	3,315
UnipolSai Assicurazioni SpA (a)	646	1,504

		272,711

Luxembourg — 0.7%
APERAM SA	48	1,353
ArcelorMittal	637	14,436
Eurofins Scientific SE	12	5,204
Grand City Properties SA	111	2,614
Tenaris SA	478	5,750

		29,357

Netherlands — 8.6%
Aalberts Industries NV	63	2,208
ABN AMRO Group NV, 144A	411	10,480
Aegon NV	2,124	11,825
Akzo Nobel NV	227	19,045
Altice Europe NV*	832	2,015
ASM International NV	63	2,681
ASML Holding NV	395	66,683
ASR Nederland NV	127	5,479
Boskalis Westminster	80	2,212

	Number of Shares	Value
Netherlands (Continued)
Euronext NV, 144A	64	$3,746
EXOR NV	112	6,582
GrandVision NV, 144A	52	1,171
Heineken Holding NV	91	8,032
Heineken NV	232	21,230
IMCD NV	52	3,438
ING Groep NV	3,891	47,069
Koninklijke Ahold Delhaize NV	1,155	29,693
Koninklijke DSM NV	168	14,883
Koninklijke KPN NV	3,380	10,000
Koninklijke Philips NV	945	35,571
Koninklijke Vopak NV	68	2,972
NN Group NV	303	12,889
OCI NV*	72	1,642
QIAGEN NV*	212	7,453
Randstad NV	119	5,791
Signify NV, 144A	99	2,633
Wolters Kluwer NV	271	16,361

		353,784

Portugal — 0.3%
Banco Comercial Portugues SA, Class R	7,883	2,214
Galp Energia SGPS SA	458	7,527
Jeronimo Martins SGPS SA	240	2,864
Navigator Co. SA	219	919

		13,524

Spain — 9.9%
Acciona SA	21	1,928
Acerinox SA	167	1,663
ACS Actividades de Construccion y Servicios SA	276	10,588
Aena SME SA, 144A	72	11,429
Amadeus IT Group SA	419	30,011
Banco Bilbao Vizcaya Argentaria SA	6,230	35,397
Banco de Sabadell SA	5,260	6,712
Banco Santander SA	15,136	71,721
Bankia SA	1,109	3,663
Bankinter SA	626	5,231
CaixaBank SA	3,531	14,533
Cellnex Telecom SA, 144A	140	3,881
CIE Automotive SA	51	1,282
Enagas SA	227	6,238
Endesa SA	318	7,086
Ferrovial SA	496	10,204
Fomento de Construcciones y Contratas SA	139	1,948
Grifols SA	295	8,270
Grupo Catalana Occidente SA	47	1,865
Iberdrola SA	5,848	43,635
Industria de Diseno Textil SA	1,104	33,863
Inmobiliaria Colonial Socimi SA REIT	279	2,804
Mapfre SA	965	2,759
Merlin Properties Socimi SA REIT	362	4,572
Naturgy Energy Group SA (a)	346	8,560
Prosegur Cia de Seguridad SA	236	1,228
Red Electrica Corp. SA	431	9,279

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Repsol SA	1,316	$22,723
Siemens Gamesa Renewable Energy SA	227	3,200
Telefonica SA	4,456	39,999
Zardoya Otis SA	175	1,248

		407,520

Switzerland — 0.3%
STMicroelectronics NV	646	9,472

United Kingdom(c) — 2.3%
Unilever NV	1,703	94,492

TOTAL COMMON STOCKS (Cost $4,356,205)		4,031,123

PREFERRED STOCKS — 2.0%
Germany — 1.9%
Bayerische Motoren Werke AG	55	3,992
FUCHS PETROLUB SE	71	2,939
Henkel AG & Co. KGaA	175	20,191
MAN SE	5	514
Porsche Automobil Holding SE	155	9,916
RWE AG	39	715
Sartorius AG	36	4,569

	Number of Shares	Value
Germany (Continued)
Sixt SE	13	$883
Volkswagen AG	203	34,224

		77,943

Spain — 0.1%
Grifols SA, Class B	256	5,090

TOTAL PREFERRED STOCKS (Cost $88,396)		83,033

SECURITIES LENDING COLLATERAL — 4.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (d)(e)
(Cost $172,788)	172,788	172,788

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.15% (d)
(Cost $745)	745	745

TOTAL INVESTMENTS — 104.1%
(Cost $4,618,134)		$4,287,689
Other assets and liabilities, net — (4.1%)		(167,881)

NET ASSETS — 100.0%		$4,119,808

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG (b)
9,128	9,510		—	—	(2,516)	—	—	1,766	16,122

SECURITIES LENDING COLLATERAL — 4.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (d)(e)
84,109	88,679	(f)	—	—	—	355	—	172,788	172,788

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.15% (d)
—	745		—	—	—	1	—	745	745

93,237	98,934		—	—	(2,516)	356	—	175,299	189,655

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $149,734, which is 3.6% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018.

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2018 (Unaudited)

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$4,031,123	$—	$—	$4,031,123
Preferred Stocks (g)	83,033	—	—	83,033
Short-Term Investments (g)	173,533	—	—	173,533

TOTAL	$4,287,689	$—	$—	$4,287,689

(g)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Germany Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.8%
Communication Services — 7.0%
1&1 Drillisch AG	79	$3,972
Axel Springer SE	71	4,526
CTS Eventim AG & Co. KGaA	96	3,687
Deutsche Telekom AG	5,371	94,169
Freenet AG	193	3,972
ProSiebenSat.1 Media SE	320	6,498
Scout24 AG, 144A	144	6,000
Telefonica Deutschland Holding AG	1,101	4,459
United Internet AG	203	9,136

		136,419

Consumer Discretionary — 14.3%
adidas AG	302	66,610
Bayerische Motoren Werke AG	576	47,094
Continental AG	179	26,803
Daimler AG	1,385	77,930
Fielmann AG	40	2,507
Hella GmbH & Co. KGaA	78	3,231
HUGO BOSS AG	102	7,045
Rocket Internet SE, 144A*	112	2,863
Volkswagen AG	210	34,691
Zalando SE, 144A*	341	10,579

		279,353

Consumer Staples — 2.2%
Beiersdorf AG	204	21,837
Henkel AG & Co. KGaA	168	17,348
METRO AG	281	4,312

		43,497

Financials — 15.0%
Allianz SE	663	140,002
Commerzbank AG*	1,746	15,036
Deutsche Bank AG (a)	2,952	26,950
Deutsche Boerse AG	282	36,016
GRENKE AG	43	3,681
Hannover Rueck SE	102	14,171
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	239	51,930
Talanx AG	94	3,355

		291,141

Health Care — 10.9%
Bayer AG	1,456	106,464
Carl Zeiss Meditec AG	60	4,144
Fresenius Medical Care AG & Co. KGaA	330	26,857
Fresenius SE & Co. KGaA	625	35,468
Merck KGaA	199	21,937
MorphoSys AG*	48	5,484
QIAGEN NV*	355	12,480

		212,834

Industrials — 14.6%
Brenntag AG	242	11,188
Deutsche Lufthansa AG	746	18,160
Deutsche Post AG	1,515	48,236
DMG Mori AG	33	1,633

	Number of Shares	Value
Industrials (Continued)
Fraport AG Frankfurt Airport Services Worldwide	63	$4,632
GEA Group AG	236	6,370
HOCHTIEF AG	30	4,266
KION Group AG	115	6,487
Krones AG	27	2,403
MAN SE	57	5,825
MTU Aero Engines AG	68	14,136
OSRAM Licht AG	165	7,561
Rational AG	5	2,845
Rheinmetall AG	64	5,927
Siemens AG	1,242	144,000
Sixt SE	20	1,920

		285,589

Information Technology — 12.0%
Bechtle AG	41	3,280
Infineon Technologies AG	1,656	34,678
Nemetschek SE	28	3,395
SAP SE	1,550	159,564
Siltronic AG	34	3,072
Software AG	87	3,549
Wirecard AG	180	27,198

		234,736

Materials — 9.9%
Aurubis AG	61	3,321
BASF SE	1,417	103,275
Covestro AG, 144A	295	16,988
Evonik Industries AG	254	6,830
FUCHS PETROLUB SE	47	1,871
HeidelbergCement AG	242	16,084
K+S AG	297	5,214
LANXESS AG	111	6,086
Symrise AG	189	15,258
thyssenkrupp AG	815	15,221
Wacker Chemie AG	30	2,887

		193,035

Real Estate — 3.8%
Deutsche Wohnen SE	487	23,346
Grand City Properties SA	192	4,522
LEG Immobilien AG	104	11,958
Vonovia SE	719	34,819

		74,645

Utilities — 3.1%
E.ON SE	3,397	34,635
RWE AG	854	18,435
Uniper SE	290	7,444

		60,514

TOTAL COMMON STOCKS (Cost $2,226,360)		1,811,763

PREFERRED STOCKS — 6.8%
Consumer Discretionary — 4.2%
Bayerische Motoren Werke AG	95	6,895
Porsche Automobil Holding SE	254	16,249

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Germany Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Volkswagen AG	343	$57,827

		80,971

Consumer Staples — 1.7%
Henkel AG & Co. KGaA	295	34,036

Health Care — 0.4%
Sartorius AG	64	8,123

Industrials — 0.2%
MAN SE	11	1,131
Sixt SE	28	1,902

		3,033

Materials — 0.2%
FUCHS PETROLUB SE	114	4,719

Utilities — 0.1%
RWE AG	69	1,264

	Number of Shares	Value
TOTAL PREFERRED STOCKS (Cost $142,810)		$132,146

EXCHANGE-TRADED FUND — 0.2%
Horizons DAX Germany ETF (Cost $3,727)	133	3,397

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares” 2.15% (b) (Cost $46)	46	46

TOTAL INVESTMENTS — 99.8%
(Cost $2,372,943)		$1,947,352
Other assets and liabilities, net — 0.2%		4,700

NET ASSETS — 100.0%		$1,952,052

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
COMMON STOCKS — 1.4%
Financials — 1.4%
Deutsche Bank AG (a)
32,398	—	(935)	(390)	(4,123)	—	—	2,952	26,950

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares” 2.15% (b)
—	1,021	(975)	—	—	2	—	46	46

32,398	1,021	(1,910)	(390)	(4,123)	2	—	2,998	26,996

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Germany Equity ETF (Continued)

November 30, 2018 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$1,811,763	$—	$—	$1,811,763
Preferred Stocks (c)	132,146	—	—	132,146
Exchange-Traded Fund	3,397	—	—	3,397
Short-Term Investments	46	—	—	46

TOTAL	$1,947,352	$—	$—	$1,947,352

(c)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 8.2%
Capcom Co. Ltd.	1,100	$21,525
COLOPL, Inc.	800	6,024
CyberAgent, Inc.	1,100	49,793
Daiichikosho Co. Ltd.	300	13,686
DeNA Co. Ltd.	1,000	18,547
Dentsu, Inc.	2,100	93,580
Dip Corp.	400	8,983
GungHo Online Entertainment, Inc.	4,400	9,765
Hakuhodo DY Holdings, Inc.	2,600	39,796
Kakaku.com, Inc.	900	18,103
KDDI Corp.	16,400	384,761
Konami Holdings Corp.	800	35,790
Mixi, Inc.	700	16,497
Nexon Co. Ltd.*	4,700	55,547
Nintendo Co. Ltd.	1,200	365,760
Nippon Telegraph & Telephone Corp.	10,500	432,761
Nippon Television Holdings, Inc.	1,400	21,909
NTT DOCOMO, Inc.	13,000	300,929
SoftBank Group Corp.	6,400	536,912
Square Enix Holdings Co. Ltd.	900	29,326
Toho Co. Ltd.	1,200	41,744
Yahoo Japan Corp.	11,300	32,342

		2,534,080

Consumer Discretionary — 15.9%
ABC-Mart, Inc. (a)	400	22,475
Aisin Seiki Co. Ltd.	1,200	47,450
Asics Corp.	1,700	24,493
Bandai Namco Holdings, Inc.	1,800	75,614
Bic Camera, Inc.	400	5,622
Bridgestone Corp.	5,900	239,014
Casio Computer Co. Ltd.	1,400	19,517
Clarion Co. Ltd.	200	4,386
Daikyonishikawa Corp.	600	6,066
Denso Corp.	4,000	184,835
Don Quijote Holdings Co. Ltd.	1,200	72,814
Fast Retailing Co. Ltd.	300	155,984
Fujitsu General Ltd.	800	11,294
Haseko Corp.	2,800	33,881
Heiwa Corp.	800	17,036
Hikari Tsushin, Inc.	200	31,898
Honda Motor Co. Ltd.	15,900	448,365
Iida Group Holdings Co. Ltd.	2,000	35,280
Isuzu Motors Ltd.	5,500	78,274
Izumi Co. Ltd.	500	28,313
J. Front Retailing Co. Ltd.	2,400	32,761
Koito Manufacturing Co. Ltd.	1,100	58,996
K’s Holdings Corp.	1,800	18,975
Marui Group Co. Ltd.	1,300	28,015
Mazda Motor Corp.	5,500	58,609
NGK Spark Plug Co. Ltd.	1,300	26,698
NHK Spring Co. Ltd.	1,700	15,121
Nifco, Inc.	1,100	28,045
Nissan Motor Co. Ltd.	21,900	191,767
Nitori Holdings Co. Ltd.	900	120,515
Nojima Corp.	500	11,471

	Number of Shares	Value
Consumer Discretionary (Continued)
NOK Corp.	500	$7,530
Oriental Land Co. Ltd.	2,200	218,837
PALTAC CORPORATION	300	16,063
Panasonic Corp.	20,900	214,338
Pressance Corp.	400	4,988
Rakuten, Inc.	8,000	64,395
Resorttrust, Inc.	1,100	18,086
Rinnai Corp.	300	21,506
Ryohin Keikaku Co. Ltd.	300	80,713
Sekisui Chemical Co. Ltd.	3,800	61,643
Sekisui House Ltd.	6,300	94,930
Seria Co. Ltd.	700	29,745
Shimamura Co. Ltd.	300	25,469
Shimano, Inc.	800	116,812
Skylark Holdings Co. Ltd.	2,000	32,761
Sony Corp.	9,800	512,396
Stanley Electric Co. Ltd.	900	26,195
Starts Corp., Inc.	400	9,349
Subaru Corp.	5,400	119,984
Sumitomo Electric Industries Ltd.	7,000	98,173
Sumitomo Forestry Co. Ltd.	1,100	16,226
Sumitomo Rubber Industries Ltd.	1,400	18,704
Suzuki Motor Corp.	3,500	174,306
T-Gaia Corp.	300	6,399
Topre Corp.	500	10,181
Toyoda Gosei Co. Ltd.	900	17,318
Toyota Boshoku Corp.	900	13,863
Toyota Industries Corp.	1,600	82,008
Toyota Motor Corp.	7,146	428,131
TPR Co. Ltd.	400	9,508
TS Tech Co. Ltd.	100	2,897
USS Co. Ltd.	2,200	39,021
Yamaha Corp.	1,100	47,371
Yamaha Motor Co. Ltd.	2,800	57,578
Yokohama Rubber Co. Ltd.	600	12,555
Zensho Holdings Co. Ltd.	1,300	32,354
ZOZO, Inc.	2,300	51,145

		4,927,062

Consumer Staples — 10.0%
Aeon Co. Ltd.	6,700	160,552
Ain Holdings, Inc.	300	23,118
Ajinomoto Co., Inc.	4,200	72,589
Asahi Group Holdings Ltd.	3,700	154,908
Calbee, Inc. (a)	1,000	33,113
Ci:z Holdings Co. Ltd.	300	15,482
Cosmos Pharmaceutical Corp.	100	20,282
Create SD Holdings Co. Ltd.	400	10,903
Ezaki Glico Co. Ltd.	800	38,961
FamilyMart UNY Holdings Co. Ltd.	500	70,938
Japan Tobacco, Inc.	10,700	266,063
Kao Corp.	4,600	338,589
Kewpie Corp.	500	12,136
Kikkoman Corp.	1,300	75,790
Kirin Holdings Co. Ltd.	8,800	206,535
Kobayashi Pharmaceutical Co. Ltd.	500	34,786
Kobe Bussan Co. Ltd.	400	12,259

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
Kose Corp.	300	$44,729
Kusuri no Aoki Holdings Co. Ltd.	200	14,795
Lawson, Inc.	500	32,717
Lion Corp.	2,800	55,211
Maruha Nichiro Corp.	300	10,845
Matsumotokiyoshi Holdings Co. Ltd.	800	29,696
MEIJI Holdings Co. Ltd.	1,400	110,101
Morinaga & Co. Ltd.	700	30,762
NH Foods Ltd.	800	29,661
Nichirei Corp.	1,000	28,226
Nippon Suisan Kaisha Ltd.	2,700	16,312
Nissin Foods Holdings Co. Ltd.	800	51,642
Pigeon Corp.	1,200	49,406
Pola Orbis Holdings, Inc.	800	22,580
Seven & i Holdings Co. Ltd.	7,800	339,546
Shiseido Co. Ltd.	3,700	235,392
Sugi Holdings Co. Ltd.	600	28,217
Sundrug Co. Ltd.	1,000	33,730
Suntory Beverage & Food Ltd.	1,300	54,496
Toyo Suisan Kaisha Ltd.	1,000	34,258
Tsuruha Holdings, Inc.	400	39,454
Unicharm Corp.	3,700	115,806
Welcia Holdings Co. Ltd.	400	20,255
Yakult Honsha Co. Ltd.	1,400	105,416
Yaoko Co. Ltd.	300	17,939

		3,098,196

Energy — 1.2%
Cosmo Energy Holdings Co. Ltd.	800	18,663
Idemitsu Kosan Co. Ltd.	1,500	54,558
Inpex Corp.	10,300	109,304
JXTG Holdings, Inc.	32,000	193,409

		375,934

Financials — 11.4%
AEON Financial Service Co. Ltd.	1,200	23,250
Aozora Bank Ltd.	1,100	36,134
Chiba Bank Ltd.	6,400	41,990
Concordia Financial Group Ltd.	12,000	56,328
Dai-ichi Life Holdings, Inc.	10,700	186,390
Daiwa Securities Group, Inc.	14,400	79,450
Financial Products Group Co. Ltd.	300	3,250
Fuyo General Lease Co. Ltd.	300	18,177
Hiroshima Bank Ltd.	2,900	17,469
Hitachi Capital Corp.	200	4,941
Japan Exchange Group, Inc.	5,200	93,650
Kyushu Financial Group, Inc.	3,800	17,770
Matsui Securities Co. Ltd.	1,300	14,723
Mebuki Financial Group, Inc.	9,800	29,603
Mitsubishi UFJ Financial Group, Inc.	87,200	479,581
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,000	21,805
Mizuho Financial Group, Inc.	251,000	416,233
MS&AD Insurance Group Holdings, Inc.	5,000	151,695
Nomura Holdings, Inc.	33,900	152,677
Orient Corp.	5,200	8,060
ORIX Corp.	12,800	207,359

	Number of Shares	Value
Financials (Continued)
Resona Holdings, Inc.	22,600	$119,797
SBI Holdings, Inc.	2,200	49,909
Seven Bank Ltd.	6,000	18,600
Shinsei Bank Ltd.	1,000	13,721
Shizuoka Bank Ltd.	4,700	42,178
Sompo Holdings, Inc.	3,600	139,054
Sony Financial Holdings, Inc.	1,200	25,152
Sumitomo Mitsui Financial Group, Inc.	11,800	434,693
Sumitomo Mitsui Trust Holdings, Inc.	3,700	148,326
T&D Holdings, Inc.	5,800	82,390
Tokai Tokyo Financial Holdings, Inc.	2,200	10,753
Tokio Marine Holdings, Inc.	6,700	330,722
Tokyo Century Corp.	500	23,866
Zenkoku Hosho Co. Ltd.	800	27,336

		3,527,032

Health Care — 8.5%
Alfresa Holdings Corp.	2,000	53,192
Asahi Intecc Co. Ltd.	1,100	51,537
Astellas Pharma, Inc.	16,900	259,639
Chugai Pharmaceutical Co. Ltd.	1,800	123,170
Daiichi Sankyo Co. Ltd.	5,700	209,176
Eisai Co. Ltd.	2,200	201,788
Hisamitsu Pharmaceutical Co., Inc.	600	38,309
Hoya Corp.	3,900	236,988
Kaken Pharmaceutical Co. Ltd.	500	25,583
Kyowa Hakko Kirin Co. Ltd.	2,400	49,184
M3, Inc.	3,800	61,376
Medipal Holdings Corp.	1,900	43,505
Mitsubishi Tanabe Pharma Corp.	1,800	27,630
Nihon Kohden Corp.	1,200	39,049
Olympus Corp.	3,000	84,412
Ono Pharmaceutical Co. Ltd.	4,400	106,387
Otsuka Holdings Co. Ltd.	3,400	165,733
Santen Pharmaceutical Co. Ltd.	3,100	53,045
Sawai Pharmaceutical Co. Ltd. (a)	600	31,704
Shionogi & Co. Ltd.	2,300	152,078
Ship Healthcare Holdings, Inc.	600	22,563
Sumitomo Dainippon Pharma Co. Ltd.	1,000	32,585
Sysmex Corp.	1,500	79,908
Takeda Pharmaceutical Co. Ltd. (a)	7,700	288,538
Terumo Corp.	2,800	164,844
Toho Holdings Co. Ltd.	500	13,276
Tsumura & Co.	800	24,764

		2,639,963

Industrials — 23.0%
Aeon Delight Co. Ltd.	300	10,555
AGC, Inc.	1,700	57,715
Aica Kogyo Co. Ltd.	800	26,948
Amada Holdings Co. Ltd.	3,100	33,634
ANA Holdings, Inc.	3,600	128,433
Central Japan Railway Co.	1,700	349,207
COMSYS Holdings Corp.	1,200	30,964
Daifuku Co. Ltd.	1,200	61,400
Daikin Industries Ltd.	2,600	288,736
DMG Mori Co. Ltd.	700	9,802

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
East Japan Railway Co.	3,500	$318,098
Ebara Corp.	1,200	31,112
en-japan, Inc.	400	16,134
FANUC Corp.	1,800	307,371
Fuji Electric Co. Ltd.	800	25,117
Furukawa Electric Co. Ltd.	800	23,355
Hankyu Hanshin Holdings, Inc.	2,400	81,374
Hanwa Co. Ltd.	500	14,971
Harmonic Drive Systems, Inc.	300	10,026
Hazama Ando Corp.	1,300	7,854
Hino Motors Ltd.	2,400	24,518
Hitachi Construction Machinery Co. Ltd.	800	22,087
Hitachi Transport System Ltd.	600	16,222
Hoshizaki Corp.	600	46,552
ITOCHU Corp.	13,500	239,683
Iwatani Corp.	600	19,974
Japan Airlines Co. Ltd.	3,300	118,980
JTEKT Corp.	1,600	20,347
Kajima Corp.	5,100	70,560
Kanamoto Co. Ltd.	400	11,766
Kanematsu Corp.	1,100	14,027
Kawasaki Heavy Industries Ltd.	1,100	25,604
Keihan Holdings Co. Ltd.	1,100	45,918
Keio Corp.	1,100	60,837
Keisei Electric Railway Co. Ltd.	1,000	32,409
Kintetsu Group Holdings Co. Ltd.	1,600	66,649
Komatsu Ltd.	8,200	219,028
Kubota Corp.	10,500	179,115
Kumagai Gumi Co. Ltd.	400	12,664
Kyowa Exeo Corp.	1,100	27,706
Kyudenko Corp.	600	23,329
Maeda Corp.	1,200	12,597
Maeda Road Construction Co. Ltd.	900	17,675
Makita Corp.	2,300	90,238
Marubeni Corp.	18,200	135,839
Meitec Corp.	300	13,527
MINEBEA MITSUMI, Inc.	3,000	48,666
MISUMI Group, Inc.	2,300	52,097
Mitsubishi Corp.	13,300	358,649
Mitsubishi Electric Corp.	19,000	250,656
Mitsubishi Heavy Industries Ltd.	3,200	121,659
Mitsui & Co. Ltd.	14,900	232,849
MonotaRO Co. Ltd.	700	18,956
Nabtesco Corp.	500	13,826
Nagoya Railroad Co. Ltd.	1,700	42,594
NGK Insulators Ltd.	2,300	34,090
Nichias Corp.	700	13,581
Nidec Corp.	2,300	306,262
Nihon M&A Center, Inc.	900	20,980
Nippo Corp.	800	13,633
Nippon Express Co. Ltd.	700	42,166
Nippon Steel & Sumikin Bussan Corp.	200	9,018
Nishimatsu Construction Co. Ltd.	200	4,611
NSK Ltd.	3,500	32,889
Obara Group, Inc.	200	8,560
Obayashi Corp.	6,100	60,812
Odakyu Electric Railway Co. Ltd.	3,300	73,963

	Number of Shares	Value
Industrials (Continued)
OSG Corp.	1,300	$26,092
Park24 Co. Ltd.	600	16,195
Penta-Ocean Construction Co. Ltd.	2,600	16,394
Persol Holdings Co. Ltd.	1,600	29,957
Pilot Corp.	500	25,848
Recruit Holdings Co. Ltd.	13,200	363,044
Sankyu, Inc.	500	23,426
Sanwa Holdings Corp.	2,500	30,339
Secom Co. Ltd.	1,900	160,734
Seibu Holdings, Inc.	2,000	36,953
Shimizu Corp.	6,300	53,818
SMC Corp.	600	203,329
Sohgo Security Services Co. Ltd.	700	32,919
Sojitz Corp.	9,700	34,341
Sotetsu Holdings, Inc.	1,200	36,460
Sumitomo Corp.	10,700	164,293
Sumitomo Heavy Industries Ltd.	1,100	36,473
Sumitomo Mitsui Construction Co. Ltd.	1,200	7,450
Tadano Ltd.	1,300	15,582
Taisei Corp.	2,000	87,891
Takeuchi Manufacturing Co. Ltd.	500	10,062
TechnoPro Holdings, Inc.	500	25,011
THK Co. Ltd.	700	16,034
Tobu Railway Co. Ltd.	1,800	51,519
Toda Corp.	2,500	16,821
Tokyu Construction Co. Ltd.	100	1,008
Tokyu Corp.	5,300	92,231
TOTO Ltd.	1,100	42,576
Toyota Tsusho Corp.	2,000	69,044
Tsubakimoto Chain Co.	400	14,954
West Japan Railway Co.	1,700	118,409
Yamato Holdings Co. Ltd.	3,500	92,424

		7,112,805

Information Technology — 9.6%
Advantest Corp.	800	17,162
Alps Electric Co. Ltd.	1,500	34,756
Brother Industries Ltd.	2,500	41,766
Canon, Inc.	10,300	292,083
Disco Corp.	300	43,725
Elecom Co. Ltd.	200	5,293
Fujitsu Ltd.	1,800	110,758
GMO internet, Inc.	1,000	13,122
Hamamatsu Photonics KK	1,500	52,180
Hirose Electric Co. Ltd.	205	21,610
Hitachi High-Technologies Corp.	800	28,498
Hitachi Ltd.	8,200	237,443
Horiba Ltd.	500	23,426
Itochu Techno-Solutions Corp.	1,200	23,133
Keyence Corp.	900	488,243
Konica Minolta, Inc.	3,900	35,102
Kyocera Corp.	2,900	156,429
Murata Manufacturing Co. Ltd.	2,000	304,976
NEC Corp.	2,500	77,499
Nihon Unisys Ltd.	800	20,396
Nomura Research Institute Ltd.	900	39,511
NS Solutions Corp.	400	11,431

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
NTT Data Corp.	5,100	$59,287
Obic Co. Ltd.	700	60,476
Omron Corp.	1,900	83,496
Oracle Corp.	300	19,472
Otsuka Corp.	1,000	33,642
Renesas Electronics Corp.*	1,800	8,481
SCREEN Holdings Co. Ltd.	500	25,011
SCSK Corp.	700	27,772
Seiko Epson Corp.	2,400	38,129
Shimadzu Corp.	2,500	58,432
SUMCO Corp.	2,000	30,647
TDK Corp.	900	70,938
TIS, Inc.	600	27,688
Tokyo Electron Ltd.	1,200	167,767
Trend Micro, Inc.	1,000	57,332
Ulvac, Inc.	300	11,017
Yaskawa Electric Corp.	2,100	65,469
Yokogawa Electric Corp.	1,700	31,230

		2,954,828

Materials — 6.3%
Air Water, Inc.	1,200	19,413
Asahi Kasei Corp.	12,800	140,118
Daicel Corp.	3,100	34,672
Denka Co. Ltd.	1,000	32,233
DIC Corp.	900	28,573
Dowa Holdings Co. Ltd.	400	13,175
Hitachi Chemical Co. Ltd.	1,200	18,980
Hitachi Metals Ltd.	1,900	21,384
JFE Holdings, Inc.	5,200	91,658
JSR Corp.	1,700	27,203
Kansai Paint Co. Ltd.	2,000	37,464
Kuraray Co. Ltd.	3,500	54,373
Mitsubishi Chemical Holdings Corp.	11,700	95,681
Mitsubishi Gas Chemical Co., Inc.	1,700	27,907
Mitsubishi Materials Corp.	1,500	42,074
Mitsui Chemicals, Inc.	1,400	35,521
Nihon Parkerizing Co. Ltd.	400	5,238
Nippon Light Metal Holdings Co. Ltd.	7,500	16,777
Nippon Paint Holdings Co. Ltd.	1,200	42,536
Nippon Steel & Sumitomo Metal Corp.	8,000	146,262
Nissan Chemical Corp.	1,200	65,099
Nitto Denko Corp.	1,400	76,479
NOF Corp.	1,000	33,025
Oji Holdings Corp.	7,900	46,196
Shin-Etsu Chemical Co. Ltd.	3,400	303,470
Showa Denko KK	1,200	48,085
Sumitomo Chemical Co. Ltd.	14,800	80,289
Sumitomo Metal Mining Co. Ltd.	2,700	78,587
Taiheiyo Cement Corp.	1,400	47,345
Taiyo Nippon Sanso Corp.	1,200	20,206
Teijin Ltd.	1,200	20,713
Tokyo Steel Manufacturing Co. Ltd.	500	4,306

	Number of Shares	Value
Materials (Continued)
Toray Industries, Inc.	14,500	$113,689
Tosoh Corp.	3,100	43,681
Ube Industries Ltd.	500	11,391
Zeon Corp.	2,600	26,424

		1,950,227

Real Estate — 3.5%
Aeon Mall Co. Ltd.	900	16,177
Daito Trust Construction Co. Ltd.	800	104,483
Daiwa House Industry Co. Ltd.	6,000	188,903
Hulic Co. Ltd.	3,600	32,909
Ichigo, Inc.	2,400	8,222
Leopalace21 Corp.	2,400	10,420
Mitsubishi Estate Co. Ltd.	12,700	203,670
Mitsui Fudosan Co. Ltd.	10,100	241,493
Nomura Real Estate Holdings, Inc.	800	15,796
Open House Co. Ltd.	400	14,232
Relo Group, Inc.	1,000	27,477
Sumitomo Realty & Development Co. Ltd.	4,500	166,763
Tokyo Tatemono Co. Ltd.	1,900	21,652
Tokyu Fudosan Holdings Corp.	5,200	29,171

		1,081,368

Utilities — 1.8%
Chubu Electric Power Co., Inc.	5,300	79,442
Electric Power Development Co. Ltd.	1,500	38,600
Kansai Electric Power Co., Inc.	8,000	120,053
Kyushu Electric Power Co., Inc.	3,600	42,261
Nippon Gas Co. Ltd.	500	17,789
Osaka Gas Co. Ltd.	3,200	58,307
Toho Gas Co. Ltd.	1,000	40,423
Tohoku Electric Power Co., Inc.	4,300	56,197
Tokyo Gas Co. Ltd.	3,800	97,870

		550,942

TOTAL COMMON STOCKS (Cost $32,678,690)		30,752,437

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
(Cost $15,860)	15,860	15,860

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b)
(Cost $33,828)	33,828	33,828

TOTAL INVESTMENTS — 99.6%
(Cost $32,728,378)		$30,802,125
Other assets and liabilities, net — 0.4%		145,583

NET ASSETS — 100.0%		$30,947,708

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2018 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 5/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
—	15,860	(d)	—	—	—	492	—	15,860	15,860
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b)
—	988,228		(954,400)	—	—	281	—	33,828	33,828

—	1,004,088		(954,400)	—	—	773	—	49,688	49,688

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $341,979, which is 1.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $352,511.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended November 30, 2018.

At November 30, 2018, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
JPX-Nikkei 400 Index Futures	JPY	14	$178,392	$181,858	12/13/2018	$3,940

Currency Abbreviations

JPY	Japanese Yen

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$30,752,437	$—	$—	$30,752,437
Short-Term Investments (e)	49,688	—	—	49,688
Derivatives (f)
Futures Contracts	3,940	—	—	3,940

TOTAL	$30,806,065	$—	$—	$30,806,065

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF

November 30, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.2%
Canada — 0.4%
Canacol Energy Ltd.*	1,636	$4,961
Pan American Silver Corp.	224	2,880
Trevali Mining Corp.*	7,350	2,682

		10,523

Chile — 20.8%
AES Gener SA	23,848	6,476
Aguas Andinas SA, Class A	22,132	12,744
Banco de Chile	216,182	31,211
Banco de Credito e Inversiones SA	406	26,469
Banco Santander Chile	563,332	43,604
Besalco SA	3,370	2,906
CAP SA	601	5,523
Cencosud SA	12,166	22,536
Cia Cervecerias Unidas SA	1,260	16,448
Cia Sud Americana de Vapores SA*	135,754	4,240
Colbun SA	66,970	13,972
Empresa Nacional de Telecomunicaciones SA	1,287	10,481
Empresas CMPC SA	10,667	36,815
Empresas COPEC SA	3,557	47,937
Empresas Tricot SA	1,160	1,621
Enel Americas SA	265,702	46,025
Enel Chile SA	238,919	23,151
Engie Energia Chile SA	4,476	8,346
Forus SA	816	2,281
Grupo Security SA	9,503	4,090
Inversiones Aguas Metropolitanas SA	3,612	5,397
Inversiones La Construccion SA	320	5,182
Itau CorpBanca	1,315,405	12,557
Latam Airlines Group SA	2,585	26,477
Parque Arauco SA	4,985	11,751
Ripley Corp. SA	6,108	5,336
SACI Falabella	6,620	49,101
Salfacorp SA	2,840	4,152
SMU SA*	20,906	5,988
Sociedad de Inversiones Oro Blanco SA	299,084	1,976
SONDA SA	3,847	5,738
Vina Concha y Toro SA	3,011	6,098

		506,629

Colombia — 8.9%
Almacenes Exito SA	2,068	8,508
Banco de Bogota SA	266	4,880
Bancolombia SA	2,603	25,871
Bolsa de Valores de Colombia	280	1,007
Celsia SA ESP	5,530	6,832
Cementos Argos SA	5,350	11,566
CEMEX Latam Holdings SA*	2,000	2,551
Constructora Conconcreto SA*	3,270	312
Corp. Financiera Colombiana SA*	1,072	6,191
Ecopetrol SA	55,817	53,527
Empresa de Telecomunicaciones de Bogota*	5,384	472
Grupo Argos SA	3,235	16,166
Grupo Aval Acciones y Valores SA	4,034	1,258

	Number of Shares	Value
Colombia (Continued)
Grupo de Inversiones Suramericana SA	2,630	$26,236
Grupo Energia Bogota SA ESP	20,570	11,721
Grupo Nutresa SA	2,337	17,539
Interconexion Electrica SA ESP	5,010	20,022
Mineros SA	1,056	652
Promigas SA ESP	685	1,113
Tecnoglass, Inc.	170	1,683

		218,107

Mexico — 50.0%
Alfa SAB de CV, Class A	25,288	25,430
Alsea SAB de CV	4,189	10,502
America Movil SAB de CV, Series L	279,793	188,126
Arca Continental SAB de CV	3,679	19,014
Axtel SAB de CV, Series CPO*	7,544	1,179
Banco del Bajio SA, 144A	6,979	13,055
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	15,267	18,752
Bolsa Mexicana de Valores SAB de CV	3,545	6,154
Cemex SAB de CV, Series CPO*	120,167	61,838
Coca-Cola Femsa SAB de CV, Series L	4,377	26,371
Concentradora Fibra Danhos SA de CV REIT	3,199	3,777
Concentradora Fibra Hotelera Mexicana SA de CV REIT, 144A	6,906	3,313
Concentradora Hipotecaria SAPI de CV REIT	3,246	2,050
Consorcio ARA SAB de CV	5,458	1,430
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	4,576	2,928
Corp. Inmobiliaria Vesta SAB de CV	5,103	6,363
Credito Real SAB de CV SOFOM ER	1,932	1,939
El Puerto de Liverpool SAB de CV, Class C1	1,592	9,491
Fibra Uno Administracion SA de CV REIT	27,842	28,190
Fomento Economico Mexicano SAB de CV	16,179	140,329
Genomma Lab Internacional SAB de CV, Class B*	6,740	4,151
Gentera SAB de CV	8,983	6,662
Gruma SAB de CV, Class B	1,787	19,578
Grupo Aeromexico SAB de CV*	2,320	2,473
Grupo Aeroportuario del Centro Norte SAB de CV	2,741	12,222
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,979	20,661
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,732	23,276
Grupo Bimbo SAB de CV, Series A	13,724	26,307
Grupo Carso SAB de CV, Series A1	3,807	12,222
Grupo Cementos de Chihuahua SAB de CV	1,377	7,188
Grupo Comercial Chedraui SA de CV	2,890	5,330
Grupo Financiero Banorte SAB de CV, Class O	21,633	99,043

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF (Continued)

November 30, 2018 (Unaudited)

	Number of Shares	Value
Mexico (Continued)
Grupo Financiero Inbursa SAB de CV, Class O	19,440	$26,199
Grupo GICSA SAB de CV*	3,390	1,155
Grupo Herdez SAB de CV	1,955	4,016
Grupo Mexico SAB de CV, Series B	29,157	60,161
Grupo Rotoplas SAB de CV*(a)	1,264	1,243
Grupo Televisa SAB, Series CPO	20,316	55,569
Hoteles City Express SAB de CV*	2,742	3,239
Industrias Bachoco SAB de CV, Series B	1,566	5,457
Industrias CH SAB de CV, Series B*	1,318	5,702
Industrias Penoles SAB de CV	1,159	13,209
Infraestructura Energetica Nova SAB de CV	4,469	17,014
Kimberly-Clark de Mexico SAB de CV, Class A	12,691	18,769
La Comer SAB de CV*	3,472	3,538
Macquarie Mexico Real Estate Management SA de CV REIT*	6,713	5,873
Megacable Holdings SAB de CV, Series CPO	2,425	11,105
Mexichem SAB de CV	8,750	20,454
PLA Administradora Industrial S de RL de CV REIT	6,310	8,076
Prologis Property Mexico SA de CV REIT	3,005	4,898
Promotora y Operadora de Infraestructura SAB de CV	1,909	16,934
Qualitas Controladora SAB de CV	1,340	2,908
Rassini SAB de CV	316	1,271
Regional SAB de CV	1,924	8,299
Telesites SAB de CV*	11,036	6,889
TV Azteca SAB de CV, Series CPO	8,030	943
Unifin Financiera SAB de CV SOFOM ENR (a)	772	1,646
Wal-Mart de Mexico SAB de CV	43,435	107,468

		1,221,379

Peru — 13.0%
Alicorp SAA	7,195	21,903
BBVA Banco Continental SA	4,948	5,718
Bolsa de Valores de Lima SAA, Class A	1,350	1,165
Casa Grande SAA	388	468
Cementos Pacasmayo SAA	2,448	4,703
Cia de Minas Buenaventura SAA, ADR	1,905	26,937
Cia Minera Atacocha SAA, Class B*	3,194	335
Credicorp Ltd.	729	159,862
Enel Distribucion Peru SAA	1,466	2,331
Ferreycorp SAA	9,134	6,317
Grana y Montero SAA*	6,054	3,722
Hochschild Mining PLC	2,617	5,401
InRetail Peru Corp., 144A*	324	9,461
Intercorp Financial Services, Inc.	299	12,110
Luz del Sur SAA	1,116	3,463
Minsur SA*	11,016	4,623
Nexa Resources Peru SAA, Class P*	1,340	1,552

	Number of Shares	Value
Peru (Continued)
Refineria La Pampilla SAA Relapasa*	8,044	$323
Sociedad Minera Cerro Verde SAA	240	5,203
Southern Copper Corp. (a)	908	30,400
Union Andina de Cementos SAA	6,606	4,686
Volcan Cia Minera SAA	28,002	6,207

		316,890

United States — 0.1%
Tahoe Resources, Inc.*	936	3,310

TOTAL COMMON STOCKS (Cost $2,354,097)		2,276,838

PREFERRED STOCKS — 6.7%
Chile — 2.4%
Coca-Cola Embonor SA, Class B	1,750	4,165
Embotelladora Andina SA, Class B	2,401	8,466
Sociedad Quimica y Minera de Chile SA, Class B	1,026	45,395

		58,026

Colombia — 4.2%
Banco Davivienda SA	1,133	11,380
Bancolombia SA	5,116	50,910
Cementos Argos SA	2,416	4,499
Grupo Argos SA	2,376	9,819
Grupo Aval Acciones y Valores SA	43,247	13,824
Grupo de Inversiones Suramericana SA	1,265	11,947

		102,379

Panama — 0.1%
Avianca Holdings SA	3,870	2,480

TOTAL PREFERRED STOCKS (Cost $158,862)		162,885

RIGHTS — 0.0%
Peru — 0.0%
Grana y Montero SAA, expires 12/18/18*
(Cost $0)	1,943	17

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
(Cost $2,969)	2,969	2,969

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b)
(Cost $1,322)	1,322	1,322

TOTAL INVESTMENTS — 100.1% (Cost $2,517,250)		$2,444,031
Other assets and liabilities, net — (0.1%)		(2,331)

NET ASSETS — 100.0%		$2,441,700

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF (Continued)

November 30, 2018 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2018 is as follows:

Value ($) at 10/30/2018 Commencement of Operations	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2018	Value ($) at 11/30/2018
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.12% (b)(c)
—	2,969	(d)	—	—	—	2	—	2,969	2,969
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.15% (b)
—	481,409		(480,087)	—	—	98	—	1,322	1,322

—	484,378		(480,087)	—	—	100	—	4,291	4,291

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2018 amounted to $35,118, which is 1.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $33,092.

(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2018

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,276,838	$—	$—	$2,276,838
Preferred Stocks (e)	162,885	—	—	162,885
Rights	17	—	—	17
Short-Term Investments (e)	4,291	—	—	4,291

TOTAL	$2,444,031	$—	$—	$2,444,031

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	23

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2018 (Unaudited)

	Xtrackers Eurozone Equity ETF	Xtrackers Germany Equity ETF	Xtrackers Japan JPX- Nikkei 400 Equity ETF	Xtrackers MSCI Latin America Pacific Alliance ETF
Assets
Investments in non-affiliated securities at value	$4,098,034	$1,920,356	$30,752,437	$2,439,740
Investments in affiliated securities at value	16,122	26,950	—	—
Investment in DWS Government Money Market Series	745	46	33,828	1,322
Investment in DWS Government & Agency Securities Portfolio*	172,788	—	15,860	2,969
Foreign currency at value	2,554	40	41,067	5,387
Deposit with broker for futures contracts	—	—	5,306	—
Receivables:
Investment securities sold	—	—	10,357	110,500
Variation margin on futures contracts	—	—	925	—
Dividends	441	—	111,104	927
Interest	1	—	211	71
Securities lending income	67	—	26	4
Foreign tax reclaim	2,116	4,807	2,837	—

Total Assets	$4,292,868	$1,952,199	$30,973,958	$2,560,920

Liabilities
Due to custodian	$—	$—	$22	$—
Payable upon return of securities loaned	172,788	—	15,860	2,969
Payables:
Investment securities purchased	—	—	—	115,333
Investment advisory fees	272	147	10,368	918

Total Liabilities	173,060	147	26,250	119,220

Net Assets, at value	$4,119,808	$1,952,052	$30,947,708	$2,441,700

Net Assets Consist of
Paid-in capital	$4,822,786	$2,873,955	$49,642,606	$2,495,000
Distributable earnings (loss)	(702,978)	(921,903)	(18,694,898)	(53,300)

Net Assets, at value	$4,119,808	$1,952,052	$30,947,708	$2,441,700

Number of Common Shares outstanding	200,001	100,001	1,150,001	100,001

Net Asset Value	$20.60	$19.52	$26.91	$24.42

Investments in non-affiliated securities at cost	$4,420,765	$2,323,576	$32,678,690	$2,512,959

Investments in affiliated securities at cost	$23,836	$49,321	$—	$—

Value of securities loaned	$149,734	$—	$341,979	$35,118

Investment in DWS Government Money Market Series at cost	$745	$46	$33,828	$1,322

Investment in DWS Government & Agency Securities Portfolio at cost*	$172,788	$—	$15,860	$2,969

Non-cash collateral for securities on loan	$—	$—	$352,511	$33,092

Foreign currency at cost	$2,565	$41	$41,026	$5,375

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	24

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2018 (Unaudited)

	Xtrackers Eurozone Equity ETF	Xtrackers Germany Equity ETF	Xtrackers Japan JPX- Nikkei 400 Equity ETF	Xtrackers MSCI Latin America Pacific Alliance ETF(1)
Investment Income
Unaffiliated dividend income*	$18,974	$2,580	$179,939	$9,450
Income distributions from affiliated funds	1	2	281	98
Affiliated securities lending income	355	—	492	2
Unaffiliated securities lending income, net of borrower rebates	—	—	—	2

Total investment income	19,330	2,582	180,712	9,552

Expenses
Investment advisory fees	1,311	1,152	38,796	984
Other expenses	57	57	57	—

Total expenses	1,368	1,209	38,853	984
Less fees waived (see note 3):
Waiver	(177)	(172)	(5,380)	(4)

Net expenses	1,191	1,037	33,473	980

Net investment income (loss)	18,139	1,545	147,239	8,572

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(10,226)	(15,620)	(3,929,046)	1,163
Investments in affiliates	—	(390)	—	—
In-kind redemptions	—	—	(12,334,705)	—
Futures contracts	(765)	—	(80,120)	—
Foreign currency transactions	(77)	(22)	(9,354)	10,162
Payments by affiliates (see note 7)	—	—	117,653	—

Net realized gain (loss)	(11,068)	(16,032)	(16,235,572)	11,325
Net change in unrealized appreciation (depreciation) on:
Investments	(295,891)	(293,123)	(1,837,361)	(73,219)
Investments in affiliates	(2,516)	(4,123)	—	—
Futures contracts	—	—	541	—
Foreign currency translations	(82)	(147)	1,976	22

Net change in unrealized appreciation (depreciation)	(298,489)	(297,393)	(1,834,844)	(73,197)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(309,557)	(313,425)	(18,070,416)	(61,872)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(291,418)	$(311,880)	$(17,923,177)	$(53,300)

* Unaffiliated foreign tax withheld	$3,378	$219	$29,791	$793

(1)	For the period October 30, 2018 (commencement of operations) through November 30, 2018.

See Notes to Financial Statements.	25

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Eurozone Equity ETF		Xtrackers Germany Equity ETF
	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$18,139	$73,278	$1,545	$65,004
Net realized gain (loss)	(11,068)	35,234	(16,032)	235,771
Net change in net unrealized appreciation (depreciation)	(298,489)	(90,620)	(297,393)	(188,755)

Net increase (decrease) in net assets resulting from operations	(291,418)	17,892	(311,880)	112,020

Distributions to Shareholders	(54,228)	(39,480)*	(47,457)	(43,413)*

Fund Shares Transactions
Proceeds from shares sold	2,105,063	1,199,116	—	1,206,200
Value of shares redeemed	—	(1,211,441)	—	(1,211,262)

Net increase (decrease) in net assets resulting from fund share transactions	2,105,063	(12,325)	—	(5,062)

Total net increase (decrease) in Net Assets	1,759,417	(33,913)	(359,336)	63,545

Net Assets
Beginning of period	2,360,391	2,394,304	2,311,388	2,247,843

End of period	$4,119,808	$2,360,391 **	$1,952,052	$2,311,388 **

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	100,001	100,001	100,001
Shares sold	100,000	50,000	—	50,000
Shares redeemed	—	(50,000)	—	(50,000)

Shares outstanding, end of period	200,001	100,001	100,001	100,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $49,311 and $47,451 respectively.

See Notes to Financial Statements.	26

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Japan JPX-Nikkei 400 Equity ETF		Xtrackers MSCI Latin America Pacific Alliance ETF
	For the Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018	For the Period October 30, 2018(1) to November 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$147,239	$266,539	$8,572
Net realized gain (loss)	(16,235,572)	(409,463)	11,325
Net change in net unrealized appreciation (depreciation)	(1,834,844)	(453,905)	(73,197)

Net increase (decrease) in net assets resulting from operations	(17,923,177)	(596,829)	(53,300)

Distributions to Shareholders	(179,046)	(232,909)*	—

Fund Shares Transactions
Proceeds from shares sold	213,272,663	118,182,133	2,495,000
Value of shares redeemed	(292,072,176)	—	—

Net increase (decrease) in net assets resulting from fund share transactions	(78,799,513)	118,182,133	2,495,000

Total net increase (decrease) in Net Assets	(96,901,736)	117,352,395	2,441,700

Net Assets
Beginning of period	127,849,444	10,497,049	—

End of period	$30,947,708	$127,849,444 **	$2,441,700

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,350,001	400,001	—
Shares sold	7,450,000	3,950,000	100,001
Shares redeemed	(10,650,000)	—	—

Shares outstanding, end of period	1,150,001	4,350,001	100,001

(1)	Commencement of Operations.
*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $193,542.

See Notes to Financial Statements.	27

DBX ETF Trust

Financial Highlights

Xtrackers Eurozone Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Period Ended 5/31/2016 (a)
Net Asset Value, beginning of period	$23.60		$23.94	$20.25	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.16		0.73	0.74	0.53
Net realized and unrealized gain (loss)	(2.62)		(0.68)	3.74	(4.99)

Total from investment operations	(2.46)		0.05	4.48	(4.46)

Less distributions from:
Net investment income	(0.54)		(0.39)	(0.79)	(0.29)

Total distributions	(0.54)		(0.39)	(0.79)	(0.29)

Net Asset Value, end of period	$20.60		$23.60	$23.94	$20.25

Total Return (%)	(10.66	)(c)**	0.22 (c)	23.01	(17.94	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4		2	2	2
Ratio of expenses before fee waiver (%)	0.11	*	0.27	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.09	*	0.26	0.45	0.45	*
Ratio of net investment income (loss) (%)	1.44	*	3.01	3.62	3.18	*
Portfolio turnover rate (%) (d)	5	**	93	20	20	**

Xtrackers Germany Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018	Year Ended 5/31/2017	Period Ended 5/31/2016 (a)
Net Asset Value, beginning of period	$23.11		$22.48	$19.49	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.02		0.65	0.76	0.46
Net realized and unrealized gain (loss)	(3.14)		0.41	2.95	(5.75)

Total from investment operations	(3.12)		1.06	3.71	(5.29)

Less distributions from:
Net investment income	(0.47)		(0.43)	(0.72)	(0.22)

Total distributions	(0.47)		(0.43)	(0.72)	(0.22)

Net Asset Value, end of period	$19.52		$23.11	$22.48	$19.49

Total Return (%)	(13.76	)(c)**	4.79 (c)	19.70	(21.29	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		2	2	2
Ratio of expenses before fee waiver (%)	0.11	*	0.27	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.10	*	0.25	0.45	0.45	*
Ratio of net investment income (loss) (%)	0.14	*	2.71	3.89	2.76	*
Portfolio turnover rate (%) (d)	8	**	113	30	29	**

(a)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	28

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Japan JPX-Nikkei 400 Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2018 (Unaudited)		Year Ended 5/31/2018		Year Ended 5/31/2017	Period Ended 5/31/2016 (a)
Net Asset Value, beginning of period	$29.39		$26.24		$23.19	$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.06		0.40		0.35	0.28
Net realized and unrealized gain (loss)	(2.50)		3.30	(d)	3.04	(1.97)

Total from investment operations	(2.44)		3.70		3.39	(1.69)

Less distributions from:
Net investment income	(0.04)		(0.55)		(0.34)	(0.12)

Total distributions	(0.04)		(0.55)		(0.34)	(0.12)

Net Asset Value, end of period	$26.91		$29.39		$26.24	$23.19

Total Return (%)	(8.31	)(e)(f)**	14.21	(e)	14.75	(6.78	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	31		128		10	19
Ratio of expenses before fee waiver (%)	0.10	*	0.21		0.40	0.40	*
Ratio of expenses after fee waiver (%)	0.09	*	0.18		0.40	0.40	*
Ratio of net investment income (loss) (%)	0.40	*	1.39		1.46	1.31	*
Portfolio turnover rate (%) (g)	113	**	78		22	8	**

Xtrackers MSCI Latin America Pacific Alliance ETF Selected Per Share Data	Period Ended 11/30/2018 (b)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.09
Net realized and unrealized gain (loss)	(0.67)

Total from investment operations	(0.58)

Net Asset Value, end of period	$24.42

Total Return (%)	(2.32	)(e)**
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2
Ratio of expenses before fee waiver (%)	0.45	*
Ratio of expenses after fee waiver (%)	0.45	*
Ratio of net investment income (loss) (%)	3.92	*
Portfolio turnover rate (%) (g)	5	**

(a)	For the period June 24, 2015 (commencement of operations) through May 31, 2016.
(b)	For the period October 30, 2018 (commencement of operations) through November 30, 2018.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(f)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.16%.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	29

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2018, the Trust consists of thirty-six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Eurozone Equity ETF

Xtrackers Germany Equity ETF

Xtrackers Japan JPX-Nikkei 400 Equity ETF

Xtrackers MSCI Latin America Pacific Alliance ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI Latin America Pacific Alliance ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers Eurozone Equity ETF and Xtrackers Germany Equity ETF offer shares that are listed and traded on the Bats BZX Exchange, Inc. (“Bats BZX”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Eurozone Equity ETF	NASDAQ Eurozone Large Mid Cap Index
Xtrackers Germany Equity ETF	NASDAQ Germany Large Mid Cap Index
Xtrackers Japan JPX-Nikkei 400 Equity ETF	JPX-Nikkei 400 Net Total Return Index
Xtrackers MSCI Latin America Pacific Alliance ETF	MSCI Latin America Pacific Alliance Capped Index

The NASDAQ Eurozone Large Mid Cap Index which is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union of the European Union. The NASDAQ Eurozone Large Mid Cap Index which is rebalanced semi-annually in March and September.

The NASDAQ Germany Large Mid Cap Index is designed to track the performance of the German large and mid-capitalization equity market. The NASDAQ Germany Large Mid Cap Index is rebalanced semi-annually in March and September.

The JPX-Nikkei Index 400 Net Total Return Index is designed to track the performance of equity securities of issuers that are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The JPX-Nikkei 400 Net Total Return Index is rebalanced annually.

The MSCI Latin America Pacific Alliance Capped Index is designed to provide exposure to equity securities of issuers from Latin American member states of the Pacific Alliance, as well as securities of countries that are headquartered and carry out the majority of operations in these countries. The MSCI Latin America Pacific Alliance Capped Index is rebalanced quarterly.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

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Notes to Financial Statements (Unaudited) (Continued)

Each Fund, except Xtrackers Japan JPX-Nikkei 400 Equity ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any

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Notes to Financial Statements (Unaudited) (Continued)

contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Eurozone Equity ETF, Xtrackers Germany Equity ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI Latin America Pacific Alliance ETF to pay out dividends from net investment income semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2018, the Funds did not incur any interest or penalties.

At May 31, 2018, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To

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Notes to Financial Statements (Unaudited) (Continued)

the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Eurozone Equity ETF	$89,830	$244,788	$334,618
Xtrackers Germany Equity ETF	153,970	303,324	457,294
Xtrackers Japan JPX-Nikkei 400 Equity ETF	16,036	143,718	159,754

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2018, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses on Capital
Xtrackers Eurozone Equity ETF	$3,518
Xtrackers Germany Equity ETF	20,370

As of May 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Eurozone Equity ETF	$2,502,529	$(68,471)	$114,190	$(182,661)
Xtrackers Germany Equity ETF	2,437,024	(132,208)	47,839	(180,047)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	128,261,858	(624,376)	2,506,428	(3,130,804)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of November 30, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translation    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending

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Notes to Financial Statements (Unaudited) (Continued)

agreement. During the period ended November 30, 2018, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of November 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2018, Xtrackers Eurozone Equity ETF had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining cash contractual maturity of the collateral agreements were overnight and continuous.

As of November 30, 2018, Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI Latin America Pacific Alliance ETF had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2018

Securities Lending Transaction	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Japan JPX-Nikkei 400 Equity ETF
Common Stocks	$15,860	$—	$30,768	$321,743	$368,371

Gross amount of recognized liabilities for securities lending transactions					$368,371

Xtrackers MSCI Latin America Pacific Alliance ETF
Common Stocks	$2,969	$104	$1,576	$31,412	$36,061

Gross amount of recognized liabilities for securities lending transactions					$36,061

As of November 30, 2018, Xtrackers Germany Equity ETF had no securities on loan.

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2018, Xtrackers Eurozone Equity ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

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Notes to Financial Statements (Unaudited) (Continued)

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2018 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Japan JPX-Nikkei 400 Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$3,940	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers Eurozone Equity ETF	$(765)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	(80,120)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers Japan JPX-Nikkei 400 Equity ETF	$541

For the period ended November 30, 2018 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Eurozone Equity ETF	$5,737
Xtrackers Japan JPX-Nikkei 400 Equity ETF	127,733

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Xtrackers MSCI Latin America Pacific Alliance ETF, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.45%.

For its investment advisory services to the Funds below, for the period from June 1, 2018 through July 16, 2018, the Advisor received a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Eurozone Equity ETF	0.15%
Xtrackers Germany Equity ETF	0.15%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	0.15%

For the period from June 1, 2018 through July 16, 2018, the Advisor had voluntarily agreed to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of the Funds below, from exceeding 0.09% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period from June 1, 2018 through July 16, 2018, the Advisor waived expenses of the Fund’s as follows:

Expenses Waived
Xtrackers Eurozone Equity ETF	$177
Xtrackers Germany Equity ETF	172
Xtrackers Japan JPX-Nikkei 400 Equity ETF	5,363

Effective July 17, 2018, the Board of Trustees approved a reduction in the unitary management fee and accordingly terminated the Advisor’s voluntary expense limitation to the Funds below, at an annual rate equal to:

Unitary Management Fee
Xtrackers Eurozone Equity ETF	0.09%
Xtrackers Germany Equity ETF	0.09%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	0.09%

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period from June 1, 2018 through November 30, 2018, the Advisor waived expenses of the Fund’s as follows:

Expenses Waived
Xtrackers Japan JPX-Nikkei 400 Equity ETF	17
Xtrackers MSCI Latin America Pacific Alliance ETF	4

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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Notes to Financial Statements (Unaudited) (Continued)

4. Investment Portfolio Transactions

For the period ended November 30, 2018, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$135,518	$168,976
Xtrackers Germany Equity ETF	170,421	214,677
Xtrackers Japan JPX-Nikkei 400 Equity ETF	73,733,341	73,781,275
Xtrackers MSCI Latin America Pacific Alliance ETF	1,206,371	113,637

For the period ended November 30, 2018, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$2,104,827	$—
Xtrackers Japan JPX-Nikkei 400 Equity ETF	212,898,357	291,518,138
Xtrackers MSCI Latin America Pacific Alliance ETF	1,419,061	—

5. Fund Share Transactions

As of November 30, 2018, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2018, there was one affiliated shareholder account for the Fund listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Germany Equity ETF	75%

7. Payments by Affiliates

During the period ended November 30, 2018, the Advisor agreed to reimburse Xtrackers Japan JPX-Nikkei 400 Equity ETF $117,653 for a loss on a trade executed incorrectly. The amount compensated was 0.16% of the Fund’s average net assets.

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DBX ETF Trust

Board Consideration in Approval of Investment Advisory Contract

(Unaudited)

Xtrackers MSCI Latin America Pacific Alliance ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 13, 2018, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance1 of the Investment Advisory Agreement with respect to Xtrackers MSCI Latin America Pacific Alliance ETF (the “Fund”). The Independent Trustees were advised throughout the review and meetings by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Fund and their shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Adviser”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Adviser from its relationship with the Fund; (5) the extent to which economies of scale have been realized, and if the Fund’s shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Adviser.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Adviser under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Adviser continuously during the prior year, in addition to the information the Adviser had provided in response to the Board’s requests prior to this meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Adviser, including portfolio management.

The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Adviser or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolios directly, the Adviser provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Adviser under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and the custodian, noting the Adviser’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Adviser, which supports the Fund’s compliance program.

Adviser’s Financial Resources.    In connection with the assessment of the ability of the Adviser to perform its duties under the Investment Advisory Agreement, the Board considered the Adviser’s financial condition and

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Board Consideration in Approval of Investment Advisory Contract

(Unaudited) (Continued)

whether it has the resources necessary to carry out its functions. The Board concluded that the Adviser has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is competitive with the fees of its peer group. The Board agreed that it was familiar with the Adviser’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer groups were appropriate. The Board considered that the fee for the Fund is a unitary fee pursuant to which the Adviser pays all of the Fund’s costs. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Adviser and that the Adviser also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Adviser in developing and rendering services provided to the Fund and the information provided by the Adviser to the Board regarding the Fund’s profitability. The Board considered that the Adviser had provided extensive information about the Adviser’s profitability and the Adviser’s methodology in determining profitability. While the Adviser had provided information about the Adviser’s expenses relating to marketing the Fund, the Board considered the Adviser’s profitability without accounting for such expenses. The Board determined that, although the Fund was profitable as of this time, the Adviser’s profitability with respect to the Fund was not excessive. The Board considered whether the Adviser would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Fund.

Economies of Scale.    The Board considered that the Fund had attracted a substantial amount of assets, but determined that the Fund was not experiencing economies of scale beyond what was reflected in the Fund’s unitary fee, which the Board noted was very competitive. The Board determined to revisit this matter after the Fund had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Bats BZX, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.Xtrackers.com.

40

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

41

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Dividends are not guaranteed. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be adversely affected. Preferred stocks, a type of dividend-paying stock, present certain additional risks. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. A fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Each Fund, except Xtrackers Japan JPX-Nikkei 400 Equity ETF, is non-diversified and can take larger positions in fewer issues, increasing each Fund’s potential risk. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. A fund that focuses its investments in Japan can be impacted by the events and developments in Japan, which can adversely affect performance. There are additional risks associated with investing in aggressive growth stocks, non-diversified/concentrated funds and small- and mid-cap stocks which are more fully explained in the prospectuses, as applicable. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Bats BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NASDAQ and NASDAQ Index are servicemarks of NASDAQ Inc. and have been licensed for use by DBX. The Funds or securities referenced to herein are not sponsored, endorsed, issued, sold or promoted by NASDAQ Inc. nor does this company make any representation regarding the advisability of investing in the Funds. NASDAQ Inc.’s only relationship to each Fund is in the licensing of its trade names and the use of each Underlying Index which is determined, composed and calculated by NASDAQ Inc. without regard to the Funds. The Funds’ prospectus contains a more detailed description of the limited relationship NASDAQ Inc. has with DBX and any related Funds.

The JPX-Nikkei 400 Total Return Index” (the “Index”) is copyrightable work calculated using such methodology independently developed by Japan Exchange Group, Inc. and Tokyo Stock Exchange, Inc. (hereinafter collectively called “JPX Group”) and Nikkei Inc. (hereinafter called “Nikkei”). JPX Group and Nikkei jointly own copyrights and any other intellectual property rights subsisting in “Index” itself and the methodology to calculate “Index”. JPN is not in any way sponsored, endorsed or promoted by JPX Group and Nikkei. JPX Group and Nikkei do not make any warranty or representation. JPX Group and Nikkei have no obligation to publish “Index” continuously and shall not be liable for any errors, delays or suspensions of the publication of “Index”.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related Funds.

Copyright © 2018 DWS Group. All rights reserved. XtrackersTM is a trademark of Deutsche Asset Management International GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049074-3 (1/19) DBX003654 (1/20)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6.	Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date     February 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date     February 1, 2019

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date     February 1, 2019

* Print the name and title of each signing officer under his or her signature.